AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2020.

FILE NO. 333-145655

811-10559

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 17	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 123	☒

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Name of Depositor)

1 Griffin Road North

Windsor, CT 06095

(Address of Depositor’s Principal Offices)

(860) 791-0286

(Depositor’s Telephone Number, Including Area Code)

SADIE R. GORDON

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

(NAME AND ADDRESS OF AGENT FOR SERVICE)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒           on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven Administered by Massachusetts Mutual Life Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” These are subdivisions of one of our Separate Accounts, that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
American Century VP Balanced Fund — Class I

●
American Century VP Income & Growth Fund — Class I

●
American Century VP International Fund — Class I

●
American Century VP Ultra Fund — Class I

●
American Century VP Value Fund — Class I

●
BlackRock S&P 500 Index V.I. Fund — Class I Shares

●
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Class

●
BNY Mellon VIF Appreciation Portfolio — Initial Class

●
BNY Mellon VIF Growth and Income Portfolio — Initial Class

●
BNY Mellon VIF Quality Bond Portfolio — Initial Class*

●
Calvert VP SRI Balanced Portfolio — Class I

●
DWS Core Equity VIP — Class A

●
Fidelity® VIP Balanced Portfolio — Initial Class

●
Fidelity® VIP Growth & Income Portfolio — Initial Class

●
Fidelity® VIP Growth Opportunities Portfolio — Initial Class

●
Fidelity® VIP Overseas Portfolio — Initial Class

●
Fidelity® VIP Value Strategies Portfolio — Initial Class

●
Franklin Small-Mid Cap Growth VIP Fund — Class 1

●
Hartford Balanced HLS Fund — Class IA

●
Hartford Capital Appreciation HLS Fund — Class IA

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford Global Growth HLS Fund — Class IA

●
Hartford Healthcare HLS Fund — Class IA

●
Hartford International Opportunities HLS Fund — Class IA

●
Hartford MidCap HLS Fund — Class IA

●
Hartford Small Company HLS Fund — Class IA

●
Hartford Stock HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Hartford Ultrashort Bond HLS Fund — Class IA

●
Hartford U.S. Government Securities HLS Fund — Class IA

●
Invesco V.I. Diversified Dividend Fund — Series I

●
Invesco V.I. Small Cap Equity Fund — Series I

●
Invesco V.I. Technology Fund — Series I

●
Janus Henderson Balanced Portfolio — Institutional Shares

●
Janus Henderson Enterprise Portfolio — Institutional Shares

●
Janus Henderson Forty Portfolio — Institutional Shares

●
Janus Henderson Global Research Portfolio — Institutional Shares

●
Janus Henderson Overseas Portfolio — Institutional Shares

●
MFS® Core Equity Portfolio — Initial Class

●
MFS® High Yield Portfolio — Initial Class

●
MFS® Massachusetts Investors Growth Stock Portfolio — Initial Class

●
MFS® Utilities Series — Initial Class

●
Putnam VT Emerging Markets Equity Fund - Class IB

●
Putnam VT Global Equity Fund — Class IB

●
Putnam VT High Yield Fund — Class IB

●
Putnam VT Small Cap Value Fund — Class IB

●
Putnam VT Sustainable Leaders Fund — Class IB

* Effective on or about April 30, 2020, the underlying Fund will liquidate.
For more information on the underlying Funds see the section entitled “The Funds.”

For Contracts issued in connection with Employer-sponsored retirement programs, the contact Owner decides which Sub-Accounts described in this Prospectus are available to participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
Beginning January 1, 2021, we will no longer send you paper copies of underlying mutual fund shareholder reports (“Reports”) unless you specifically request paper copies from us. The Reports will be available online. We will notify you by mail each time the Reports are posted. The notice will provide the website link(s) to access the Reports as well as instructions for requesting paper copies. If you wish to continue receiving your Reports in paper free of charge from us, please call 800-258-4511. Your election to receive the Reports in paper will apply to all underlying mutual funds available under your Contract. If you have already elected to receive the Reports electronically, you will not be affected by this change and need not take any action.
This Contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2020
Statement of Additional Information Dated: May 1, 2020

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

FEE TABLES
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)	None
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Contract Owner Periodic Expenses
	Before the Annuity Commencement Date	After the Annuity Commencement Date
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(1)
Mortality and Expense Risk and Administrative Charge	0.70%	0.70%
Total Separate Account Annual Expenses	0.70%	0.70%
We may eliminate or change the, Mortality and Expense Risk and Administrative Charge. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.17%	1.55%

(1)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contract” and Negotiated Charges and Fees”).

EXAMPLE
The Example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for the maximum Separate Account Annual Expenses and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Example does not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
0.70%	$231	$711	$1,217	$2,607	$231	$711	$1,217	$2,607	$231	$711	$1,217	$2,607
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What type of sales charge will I pay?
You don’t pay a sales charge at the time Contributions are made to the Contract and we don’t charge you a contingent deferred sales charge when you partially or fully Surrender the Contract.
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge:  Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
•
Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%

•
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses and the highest charge for mortality and expense risk and administrative undertakings, if applicable.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses and the actual charge for mortality and expense risk and administrative undertakings. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.
THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.

The investment goals of each of the funds are shown below:
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
AIM Variable Insurance Funds
Invesco V.I. Diversified Dividend Fund — Series I	Provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund — Series I	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco V.I. Technology Fund — Series I	Long-term growth of capital.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund — Class I	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP Income & Growth Fund — Class I	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP International Fund — Class I	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Ultra Fund — Class I	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund — Class I	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Variable Series Fund, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500® Index.	BlackRock Advisors, LLC
BNY Mellon Variable Investment Fund
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Class	Seeks long-term capital appreciation.	BNY Mellon Investment Adviser, Inc. Sub-advised by Newton Investment Management (North America) Limited
Formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc. — Initial Class
BNY Mellon VIF Appreciation Portfolio — Initial Class	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Investment Adviser, Inc. Sub-advised by Fayez Sarofim & Co.
Formerly Dreyfus VIF Appreciation Portfolio — Initial Class
BNY Mellon VIF Growth and Income Portfolio — Initial Class	Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus VIF Growth and Income Portfolio — Initial Class

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BNY Mellon VIF Quality Bond Portfolio — Initial Class*	Seeks to maximize total return, consisting of capital appreciation and current income.	BNY Mellon Investment Adviser, Inc.
Formerly Dreyfus VIF Quality Bond Portfolio — Initial Class
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio — Class I	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments that offer income and capital growth opportunity.	Calvert Research and Management
Deutsche DWS Variable Series I
DWS Core Equity VIP — Class A	Long-term growth of capital, current income and growth of income.	Deutsche Investment Management Americas Inc.
Formerly Deutsche Core Equity VIP — Class A
Fidelity Variable Insurance Products Funds
Fidelity® VIP Balanced Portfolio — Initial Class	Seeks income and capital growth consistent with reasonable risk.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Growth & Income Portfolio — Initial Class	Seeks high total return through a combination of current income and capital appreciation.	FMR Co., LLC Sub-advised by FMR Co., LLC and other Fidelity affiliates
Fidelity® VIP Growth Opportunities Portfolio — Initial Class	Seeks to provide capital growth.	FMR Co., LLC Sub-advised by FMR Co., LLC and other Fidelity affiliates
Fidelity® VIP Overseas Portfolio — Initial Class	Seeks long-term growth of capital.	FMR Co., LLCSub-advised by FMR Co., LLC and other Fidelity affiliates
Fidelity® VIP Value Strategies Portfolio — Initial Class	Seeks capital appreciation.	FMR Co., LLC Sub-advised by FMR Co., LLC other Fidelity affiliates
Franklin Templeton Variable Insurance Products Trust
Franklin Small-Mid Cap Growth VIP Fund — Class 1	Long-term capital growth.	Franklin Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford U.S. Government Securities HLS Fund — Class IA	Seeks to maximize total return while providing shareholders with a high level of current income.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
*
Effective on or about April 30, 2020, the underlying Fund will liquidate.

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Global Growth HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Healthcare HLS Fund — Class IA	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford International Opportunities HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford MidCap HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Company HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management, Inc
Janus Henderson Enterprise Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Janus Henderson Forty Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Janus Henderson Global Research Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Janus Henderson Overseas Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc
MFS® Variable Insurance Trust
MFS® High Yield Portfolio — Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS Investment Management
MFS® Utilities Series — Initial Class	Seeks total return.	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio — Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio — Initial Class	Seeks capital appreciation.	MFS Investment Management
Putnam Variable Trust
Putnam VT Emerging Markets Equity Fund — Class IB	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Formerly Putnam VT International Growth Fund — Class IB
Putnam VT Global Equity Fund — Class IB	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT High Yield Fund — Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC
Putnam VT Small Cap Value Fund — Class IB	Capital appreciation.	Putnam Investment Management, LLC
Putnam VT Sustainable Leaders Fund — Class IB	Long-term capital appreciation.	Putnam Investment Management, LLC
Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•
Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

•
Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•
Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•
Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•
Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
Fees and Payments Received by Talcott Resolution from the Fund Families: On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”)

to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.40% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Government Finance Officers Association (GFOA), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, GFOA, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.

For additional information on the amount of fees and payments made by MassMutual, as administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
CONTRACT CHARGES
Sales Charges  We do not assess any contingent deferred sales charge (“Sales Charge”). This means you do not pay a Sales Charge at the time Contributions are made to the Contract and we do not charge you a Sales Charge when you partially or fully Surrender the Contract.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.
•
Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

•
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk: We also bear an expense risk that any fees collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, an increase in the rate of interest credited under the Contract or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
•
Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

•
Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

•
Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

•
Individual Retirement Annuity programs adopted according to Section 408 of the Code.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to a Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer”, however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
•
If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•
If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

•
Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•
However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year the (“Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
•
Certain types of financial intermediaries may not be required to provide us with shareholder information.

•
“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

•
An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•
Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•
Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).

To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan payments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:
(a)
is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b)
is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c)
is the daily factor representing the mortality and expense risk and administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period and any other applicable charge.

We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.

How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.

SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis.

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.

How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott Resolution will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

Option 3: Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payment made	×	number of monthly Annuity payments made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70½ (See “Appendix Tax — Federal Tax Considerations”).
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39

The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.

Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
•
Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•
Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•
Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•
Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•
Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•
“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•
Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2019, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Resources Investment Advisors, LLC, Retirement Plan Advisory Group, and Strategic Retirement Partners, LLC.

Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2019, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $1.0 million.
Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
APP TAX-1

C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•
no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•
no more than 70% is represented by any two investments,

•
no more than 80% is represented by any three investments and

•
no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
APP TAX-2

facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•
A contract acquired by the estate of a decedent by reason of such decedent’s death,

•
Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
APP TAX-3

other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
APP TAX-4

circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
APP TAX-5

circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2020) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2020). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2020) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2020). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2020). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2020); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual’s surviving spouse, distributions may be delayed until the deceased individual would have attained age 72.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose
APP TAX-9

such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

APP TAX-10

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.158	$19.921	$17.488	$16.345	$16.777	$15.272	$-	$-	$-	$-
Accumulation unit value at end of period	$22.961	$19.158	$19.921	$17.488	$16.345	$16.777	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.504	$19.327	$17.044	$16.001	$16.498	$15.086	$-	$-	$-	$-
Accumulation unit value at end of period	$22.077	$18.504	$19.327	$17.044	$16.001	$16.498	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$17.946	$18.791	$16.612	$15.635	$16.161	$14.815	$12.705	$11.444	$10.941	$9.869
Accumulation unit value at end of period	$21.358	$17.946	$18.791	$16.612	$15.635	$16.161	$14.815	$12.705	$11.444	$10.941
Number of accumulation units outstanding at end of period (in thousands)	7	9	10	10	11	13	9	11	17	5

APP I-1

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Income & Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.619	$27.507	$22.830	$20.118	$21.316	$18.947	$-	$-	$-	$-
Accumulation unit value at end of period	$31.754	$25.619	$27.507	$22.830	$20.118	$21.316	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$19.694	$21.242	$17.709	$15.675	$16.684	$14.897	$-	$-	$-	$-
Accumulation unit value at end of period	$24.300	$19.694	$21.242	$17.709	$15.675	$16.684	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$19.100	$20.653	$17.261	$15.317	$16.343	$14.629	$10.847	$9.519	$9.297	$8.202
Accumulation unit value at end of period	$23.508	$19.100	$20.653	$17.261	$15.317	$16.343	$14.629	$10.847	$9.519	$9.297
Number of accumulation units outstanding at end of period (in thousands)	8	11	11	11	20	21	17	18	19	23
American Century VP International Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.289	$18.033	$13.744	$14.544	$14.435	$15.276	$-	$-	$-	$-
Accumulation unit value at end of period	$19.634	$15.289	$18.033	$13.744	$14.544	$14.435	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$13.624	$16.143	$12.359	$13.136	$13.096	$13.923	$-	$-	$-	$-
Accumulation unit value at end of period	$17.417	$13.624	$16.143	$12.359	$13.136	$13.096	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$13.213	$15.695	$12.046	$12.836	$12.829	$13.672	$11.248	$9.348	$10.703	$9.514
Accumulation unit value at end of period	$16.850	$13.213	$15.695	$12.046	$12.836	$12.829	$13.672	$11.248	$9.348	$10.703
Number of accumulation units outstanding at end of period (in thousands)	1	1	7	1	1	1	-	-	-	0

APP I-2

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Ultra Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.111	$30.876	$23.351	$22.357	$21.038	$19.127	$-	$-	$-	$-
Accumulation unit value at end of period	$41.868	$31.111	$30.876	$23.351	$22.357	$21.038	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$27.944	$27.859	$21.164	$20.354	$19.239	$17.570	$-	$-	$-	$-
Accumulation unit value at end of period	$37.437	$27.944	$27.859	$21.164	$20.354	$19.239	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$27.101	$27.086	$20.628	$19.888	$18.846	$17.254	$12.676	$11.205	$11.165	$9.685
Accumulation unit value at end of period	$36.217	$27.101	$27.086	$20.628	$19.888	$18.846	$17.254	$12.676	$11.205	$11.165
Number of accumulation units outstanding at end of period (in thousands)	31	33	34	33	33	33	31	32	34	54
American Century VP Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.734	$25.024	$23.011	$19.099	$19.871	$17.573	$-	$-	$-	$-
Accumulation unit value at end of period	$28.880	$22.734	$25.024	$23.011	$19.099	$19.871	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.926	$20.926	$19.329	$16.116	$16.842	$14.962	$-	$-	$-	$-
Accumulation unit value at end of period	$23.934	$18.926	$20.926	$19.329	$16.116	$16.842	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.355	$20.346	$18.840	$15.747	$16.498	$14.693	$11.233	$9.872	$9.842	$8.738
Accumulation unit value at end of period	$23.153	$18.355	$20.346	$18.840	$15.747	$16.498	$14.693	$11.233	$9.872	$9.842
Number of accumulation units outstanding at end of period (in thousands)	37	43	43	49	49	50	48	48	81	99

APP I-3

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$9.371	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.307	$9.371	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	78	88	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$9.338	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.209	$9.338	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$9.320	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$12.155	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	119	125	-	-	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.185	$25.299	$21.935	$19.874	$20.530	$18.096	$-	$-	$-	$-
Accumulation unit value at end of period	$32.495	$24.185	$25.299	$21.935	$19.874	$20.530	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$21.934	$23.048	$20.074	$18.269	$18.957	$16.785	$-	$-	$-	$-
Accumulation unit value at end of period	$29.338	$21.934	$23.048	$20.074	$18.269	$18.957	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$21.273	$22.409	$19.566	$17.851	$18.570	$16.484	$12.356	$11.112	$11.090	$9.727
Accumulation unit value at end of period	$28.382	$21.273	$22.409	$19.566	$17.851	$18.570	$16.484	$12.356	$11.112	$11.090
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	0	0	1

APP I-4

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon VIF Appreciation Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.870	$24.552	$19.282	$17.870	$18.322	$16.951	$-	$-	$-	$-
Accumulation unit value at end of period	$31.125	$22.870	$24.552	$19.282	$17.870	$18.322	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$21.180	$22.841	$18.019	$16.774	$17.276	$16.055	$-	$-	$-	$-
Accumulation unit value at end of period	$28.696	$21.180	$22.841	$18.019	$16.774	$17.276	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.541	$22.208	$17.563	$16.391	$16.923	$15.767	$13.111	$11.956	$11.045	$9.645
Accumulation unit value at end of period	$27.761	$20.541	$22.208	$17.563	$16.391	$16.923	$15.767	$13.111	$11.956	$11.045
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	6	1	0
BNY Mellon VIF Growth and Income Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.525	$27.828	$23.247	$21.127	$20.798	$18.895	$-	$-	$-	$-
Accumulation unit value at end of period	$34.249	$26.525	$27.828	$23.247	$21.127	$20.798	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$21.778	$22.952	$19.259	$17.582	$17.386	$15.866	$-	$-	$-	$-
Accumulation unit value at end of period	$27.993	$21.778	$22.952	$19.259	$17.582	$17.386	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$21.121	$22.316	$18.772	$17.180	$17.031	$15.581	$11.471	$9.784	$10.135	$8.600
Accumulation unit value at end of period	$27.082	$21.121	$22.316	$18.772	$17.180	$17.031	$15.581	$11.471	$9.784	$10.135
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	-	-	0	0	0	0

APP I-5

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BNY Mellon VIF Quality Bond Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.982	$12.295	$11.766	$11.589	$11.784	$11.245	$-	$-	$-	$-
Accumulation unit value at end of period	$12.947	$11.982	$12.295	$11.766	$11.589	$11.784	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$14.243	$14.681	$14.113	$13.964	$14.262	$13.672	$-	$-	$-	$-
Accumulation unit value at end of period	$15.322	$14.243	$14.681	$14.113	$13.964	$14.262	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$13.813	$14.274	$13.756	$13.645	$13.971	$13.426	$13.732	$12.925	$12.160	$11.299
Accumulation unit value at end of period	$14.823	$13.813	$14.274	$13.756	$13.645	$13.971	$13.426	$13.732	$12.925	$12.160
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	6	7	6	5	23	39	16
Calvert VP SRI Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.041	$19.563	$17.467	$16.195	$16.558	$15.108	$-	$-	$-	$-
Accumulation unit value at end of period	$23.688	$19.041	$19.563	$17.467	$16.195	$16.558	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$16.766	$17.304	$15.520	$14.454	$14.845	$13.606	$-	$-	$-	$-
Accumulation unit value at end of period	$20.764	$16.766	$17.304	$15.520	$14.454	$14.845	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$16.261	$16.824	$15.127	$14.124	$14.542	$13.361	$11.402	$10.390	$10.007	$8.989
Accumulation unit value at end of period	$20.088	$16.261	$16.824	$15.127	$14.124	$14.542	$13.361	$11.402	$10.390	$10.007
Number of accumulation units outstanding at end of period (in thousands)	21	21	20	21	36	36	37	38	38	36
APP I-6

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
DWS Core Equity VIP
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.928	$29.612	$24.469	$22.148	$21.044	$18.819	$-	$-	$-	$-
Accumulation unit value at end of period	$36.391	$27.928	$29.612	$24.469	$22.148	$21.044	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$22.798	$24.282	$20.155	$18.325	$17.491	$15.712	$-	$-	$-	$-
Accumulation unit value at end of period	$29.574	$22.798	$24.282	$20.155	$18.325	$17.491	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$22.111	$23.610	$19.646	$17.907	$17.134	$15.430	$11.315	$9.838	$9.922	$8.734
Accumulation unit value at end of period	$28.610	$22.111	$23.610	$19.646	$17.907	$17.134	$15.430	$11.315	$9.838	$9.922
Number of accumulation units outstanding at end of period (in thousands)	1	3	4	4	11	13	5	3	4	4
Fidelity® VIP Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.609	$21.518	$18.482	$17.230	$17.129	$15.536	$-	$-	$-	$-
Accumulation unit value at end of period	$25.660	$20.609	$21.518	$18.482	$17.230	$17.129	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.680	$21.690	$18.713	$17.525	$17.500	$15.944	$-	$-	$-	$-
Accumulation unit value at end of period	$25.633	$20.680	$21.690	$18.713	$17.525	$17.500	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.056	$21.088	$18.240	$17.124	$17.143	$15.657	$13.177	$11.532	$12.048	$10.276
Accumulation unit value at end of period	$24.798	$20.056	$21.088	$18.240	$17.124	$17.143	$15.657	$13.177	$11.532	$12.048
Number of accumulation units outstanding at end of period (in thousands)	56	64	71	73	82	83	80	46	57	53

APP I-7

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Growth & Income Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.823	$28.371	$24.270	$20.908	$21.394	$19.367	$-	$-	$-	$-
Accumulation unit value at end of period	$33.584	$25.823	$28.371	$24.270	$20.908	$21.394	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.527	$22.654	$19.467	$16.845	$17.315	$15.745	$-	$-	$-	$-
Accumulation unit value at end of period	$26.575	$20.527	$22.654	$19.467	$16.845	$17.315	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$19.907	$22.026	$18.974	$16.460	$16.961	$15.462	$11.658	$9.901	$9.813	$8.522
Accumulation unit value at end of period	$25.709	$19.907	$22.026	$18.974	$16.460	$16.961	$15.462	$11.658	$9.901	$9.813
Number of accumulation units outstanding at end of period (in thousands)	15	17	16	16	13	11	17	14	11	15
Fidelity® VIP Growth Opportunities Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$38.180	$33.950	$25.239	$25.155	$23.819	$21.229	$-	$-	$-	$-
Accumulation unit value at end of period	$53.773	$38.180	$33.950	$25.239	$25.155	$23.819	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$31.512	$28.147	$21.020	$21.043	$20.016	$17.920	$-	$-	$-	$-
Accumulation unit value at end of period	$44.182	$31.512	$28.147	$21.020	$21.043	$20.016	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$30.561	$27.367	$20.488	$20.562	$19.607	$17.598	$12.851	$10.819	$10.651	$8.632
Accumulation unit value at end of period	$42.742	$30.561	$27.367	$20.488	$20.562	$19.607	$17.598	$12.851	$10.819	$10.651
Number of accumulation units outstanding at end of period (in thousands)	18	23	22	19	20	20	21	21	22	42

APP I-8

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Overseas Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.798	$18.544	$14.233	$14.992	$14.468	$15.740	$-	$-	$-	$-
Accumulation unit value at end of period	$20.185	$15.798	$18.544	$14.233	$14.992	$14.468	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$12.867	$15.172	$11.698	$12.377	$11.998	$13.112	$-	$-	$-	$-
Accumulation unit value at end of period	$16.366	$12.867	$15.172	$11.698	$12.377	$11.998	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$12.479	$14.752	$11.402	$12.094	$11.753	$12.876	$9.941	$8.291	$10.079	$8.973
Accumulation unit value at end of period	$15.833	$12.479	$14.752	$11.402	$12.094	$11.753	$12.876	$9.941	$8.291	$10.079
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	7	9	9	12	5	5	4
Fidelity® VIP Value Strategies Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.035	$25.441	$21.315	$19.444	$20.043	$18.768	$-	$-	$-	$-
Accumulation unit value at end of period	$28.298	$21.035	$25.441	$21.315	$19.444	$20.043	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.055	$21.936	$18.461	$16.917	$17.516	$16.476	$-	$-	$-	$-
Accumulation unit value at end of period	$24.180	$18.055	$21.936	$18.461	$16.917	$17.516	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$17.510	$21.328	$17.994	$16.530	$17.158	$16.180	$12.486	$9.879	$10.909	$8.675
Accumulation unit value at end of period	$23.392	$17.510	$21.328	$17.994	$16.530	$17.158	$16.180	$12.486	$9.879	$10.909
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	4	11	11	23	13	15	12

APP I-9

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small-Mid Cap Growth Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.248	$24.511	$20.133	$19.284	$19.767	$18.341	$-	$-	$-	$-
Accumulation unit value at end of period	$30.641	$23.248	$24.511	$20.133	$19.284	$19.767	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$22.215	$23.529	$19.413	$18.678	$19.232	$17.925	$-	$-	$-	$-
Accumulation unit value at end of period	$29.149	$22.215	$23.529	$19.413	$18.678	$19.232	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$21.545	$22.876	$18.922	$18.251	$18.839	$17.603	$12.799	$11.599	$12.243	$9.637
Accumulation unit value at end of period	$28.199	$21.545	$22.876	$18.922	$18.251	$18.839	$17.603	$12.799	$11.599	$12.243
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	8	8	8	10	9	9	16
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$-	$-	$-	$-
Accumulation unit value at end of period	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	3	3	4	4	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.804	$19.934	$17.323	$16.410	$16.455	$15.055	$-	$-	$-	$-
Accumulation unit value at end of period	$22.987	$18.804	$19.934	$17.323	$16.410	$16.455	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.236	$19.381	$16.884	$16.034	$16.118	$14.785	$12.285	$11.044	$10.919	$9.806
Accumulation unit value at end of period	$22.238	$18.236	$19.381	$16.884	$16.034	$16.118	$14.785	$12.285	$11.044	$10.919
Number of accumulation units outstanding at end of period (in thousands)	145	155	165	172	192	219	225	232	246	309

APP I-10

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Capital Appreciation HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$49.251	$52.934	$43.339	$41.071	$40.658	$37.890	$-	$-	$-	$-
Accumulation unit value at end of period	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	75	86	96	114	157	134	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$21.095	$22.775	$18.731	$17.830	$17.730	$16.598	$-	$-	$-	$-
Accumulation unit value at end of period	$27.569	$21.095	$22.775	$18.731	$17.830	$17.730	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.458	$22.143	$18.257	$17.422	$17.368	$16.300	$11.802	$10.043	$11.416	$9.868
Accumulation unit value at end of period	$26.671	$20.458	$22.143	$18.257	$17.422	$17.368	$16.300	$11.802	$10.043	$11.416
Number of accumulation units outstanding at end of period (in thousands)	199	218	238	248	301	334	392	422	494	569
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$8.804	$9.299	$7.856	$6.838	$6.918	$6.125	$-	$-	$-	$-
Accumulation unit value at end of period	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1,441	1,717	2,016	2,403	3,489	1,584	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$23.043	$24.448	$20.749	$18.141	$18.437	$16.395	$-	$-	$-	$-
Accumulation unit value at end of period	$29.501	$23.043	$24.448	$20.749	$18.141	$18.437	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$22.347	$23.770	$20.224	$17.727	$18.060	$16.101	$12.290	$10.896	$10.830	$9.633
Accumulation unit value at end of period	$28.540	$22.347	$23.770	$20.224	$17.727	$18.060	$16.101	$12.290	$10.896	$10.830
Number of accumulation units outstanding at end of period (in thousands)	25	29	34	36	46	54	50	48	72	83

APP I-11

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Global Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.215	$15.817	$11.917	$11.689	$10.819	$10.036	$-	$-	$-	$-
Accumulation unit value at end of period	$20.177	$15.215	$15.817	$11.917	$11.689	$10.819	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$14.896	$15.556	$11.773	$11.599	$10.785	$10.036	$-	$-	$-	$-
Accumulation unit value at end of period	$19.666	$14.896	$15.556	$11.773	$11.599	$10.785	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$14.722	$15.412	$11.693	$11.550	$10.766	$10.036	$-	$-	$-	$-
Accumulation unit value at end of period	$19.387	$14.722	$15.412	$11.693	$11.550	$10.766	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	4	6	9	5	-	-	-	-
Hartford Healthcare HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$61.882	$63.578	$52.002	$56.765	$50.141	$39.359	$-	$-	$-	$-
Accumulation unit value at end of period	$82.891	$61.882	$63.578	$52.002	$56.765	$50.141	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$61.882	$63.578	$27.286	$56.765	$50.141	$20.933	$-	$-	$-	$-
Accumulation unit value at end of period	$82.891	$61.882	$63.578	$27.286	$56.765	$50.141	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$31.208	$32.291	$26.596	$29.235	$26.005	$20.557	$13.633	$11.381	$10.560	$9.929
Accumulation unit value at end of period	$41.512	$31.208	$32.291	$26.596	$29.235	$26.005	$20.557	$13.633	$11.381	$10.560
Number of accumulation units outstanding at end of period (in thousands)	16	19	10	11	12	27	25	4	1	4

APP I-12

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.129	$17.389	$13.883	$13.711	$13.458	$14.001	$-	$-	$-	$-
Accumulation unit value at end of period	$17.863	$14.129	$17.389	$13.883	$13.711	$13.458	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$15.077	$18.640	$14.948	$14.829	$14.622	$15.280	$-	$-	$-	$-
Accumulation unit value at end of period	$18.976	$15.077	$18.640	$14.948	$14.829	$14.622	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$14.622	$18.123	$14.570	$14.490	$14.323	$15.006	$12.432	$10.416	$12.192	$10.724
Accumulation unit value at end of period	$18.357	$14.622	$18.123	$14.570	$14.490	$14.323	$15.006	$12.432	$10.416	$12.192
Number of accumulation units outstanding at end of period (in thousands)	23	27	26	26	28	28	38	49	84	102
Hartford MidCap HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$47.255	$51.056	$41.020	$36.632	$36.056	$32.375	$-	$-	$-	$-
Accumulation unit value at end of period	$62.786	$47.255	$51.056	$41.020	$36.632	$36.056	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	162	202	230	277	357	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$27.700	$30.064	$24.263	$21.765	$21.519	$19.410	$-	$-	$-	$-
Accumulation unit value at end of period	$36.639	$27.700	$30.064	$24.263	$21.765	$21.519	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$26.865	$29.231	$23.649	$21.267	$21.080	$19.061	$13.728	$11.575	$12.658	$10.326
Accumulation unit value at end of period	$35.445	$26.865	$29.231	$23.649	$21.267	$21.080	$19.061	$13.728	$11.575	$12.658
Number of accumulation units outstanding at end of period (in thousands)	38	42	37	40	64	65	35	22	24	24

APP I-13

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$5.759	$6.014	$4.759	$4.664	$5.081	$4.746	$-	$-	$-	$-
Accumulation unit value at end of period	$7.890	$5.759	$6.014	$4.759	$4.664	$5.081	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	348	395	447	482	668	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$22.197	$23.283	$18.509	$18.219	$19.939	$18.707	$-	$-	$-	$-
Accumulation unit value at end of period	$30.273	$22.197	$23.283	$18.509	$18.219	$19.939	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$21.527	$22.638	$18.040	$17.803	$19.532	$18.370	$12.813	$11.158	$11.627	$9.433
Accumulation unit value at end of period	$29.286	$21.527	$22.638	$18.040	$17.803	$19.532	$18.370	$12.813	$11.158	$11.627
Number of accumulation units outstanding at end of period (in thousands)	8	10	12	13	22	37	13	15	17	10
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$49.988	$50.060	$41.770	$38.886	$37.848	$34.004	$-	$-	$-	$-
Accumulation unit value at end of period	$65.595	$49.988	$50.060	$41.770	$38.886	$37.848	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$21.986	$22.118	$18.538	$17.336	$16.949	$15.296	$-	$-	$-	$-
Accumulation unit value at end of period	$28.721	$21.986	$22.118	$18.538	$17.336	$16.949	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$21.323	$21.504	$18.069	$16.939	$16.603	$15.021	$11.438	$10.070	$10.253	$8.994
Accumulation unit value at end of period	$27.785	$21.323	$21.504	$18.069	$16.939	$16.603	$15.021	$11.438	$10.070	$10.253
Number of accumulation units outstanding at end of period (in thousands)	102	111	119	152	184	205	236	257	274	356

APP I-14

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$-	$-	$-	$-
Accumulation unit value at end of period	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	298	372	449	530	735	379	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$14.993	$15.183	$14.503	$13.942	$14.088	$13.365	$-	$-	$-	$-
Accumulation unit value at end of period	$16.515	$14.993	$15.183	$14.503	$13.942	$14.088	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$14.540	$14.762	$14.136	$13.623	$13.800	$13.125	$13.400	$12.548	$11.810	$11.062
Accumulation unit value at end of period	$15.977	$14.540	$14.762	$14.136	$13.623	$13.800	$13.125	$13.400	$12.548	$11.810
Number of accumulation units outstanding at end of period (in thousands)	101	105	96	105	125	133	135	160	149	153
Hartford U.S. Government Securities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.364	$12.260	$12.101	$11.917	$11.734	$11.413	$-	$-	$-	$-
Accumulation unit value at end of period	$13.009	$12.364	$12.260	$12.101	$11.917	$11.734	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$11.800	$11.754	$11.653	$11.528	$11.402	$11.140	$-	$-	$-	$-
Accumulation unit value at end of period	$12.360	$11.800	$11.754	$11.653	$11.528	$11.402	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$11.498	$11.482	$11.412	$11.317	$11.221	$10.991	$11.258	$10.933	$10.498	$10.185
Accumulation unit value at end of period	$12.013	$11.498	$11.482	$11.412	$11.317	$11.221	$10.991	$11.258	$10.933	$10.498
Number of accumulation units outstanding at end of period (in thousands)	19	21	23	28	32	36	61	76	66	65

APP I-15

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Hartford Ultrashort Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.027	$12.826	$12.698	$12.576	$12.560	$12.548	$-	$-	$-	$-
Accumulation unit value at end of period	$13.394	$13.027	$12.826	$12.698	$12.576	$12.560	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	11	13	7	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$10.671	$10.554	$10.495	$10.441	$10.475	$10.512	$-	$-	$-	$-
Accumulation unit value at end of period	$10.922	$10.671	$10.554	$10.495	$10.441	$10.475	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$10.349	$10.261	$10.229	$10.203	$10.261	$10.324	$10.396	$10.469	$10.543	$10.617
Accumulation unit value at end of period	$10.566	$10.349	$10.261	$10.229	$10.203	$10.261	$10.324	$10.396	$10.469	$10.543
Number of accumulation units outstanding at end of period (in thousands)	14	12	37	40	50	32	54	147	155	189
Invesco V.I. Diversified Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.634	$21.243	$19.565	$17.041	$16.696	$14.798	$-	$-	$-	$-
Accumulation unit value at end of period	$24.561	$19.634	$21.243	$19.565	$17.041	$16.696	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.964	$20.611	$19.069	$16.683	$16.419	$14.619	$-	$-	$-	$-
Accumulation unit value at end of period	$23.616	$18.964	$20.611	$19.069	$16.683	$16.419	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.602	$20.269	$18.799	$16.488	$16.268	$14.520	$11.159	$9.465	$10.302	$-
Accumulation unit value at end of period	$23.107	$18.602	$20.269	$18.799	$16.488	$16.268	$14.520	$11.159	$9.465	$-
Number of accumulation units outstanding at end of period (in thousands)	1	2	3	5	9	7	12	2	1	-
APP I-16

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Small Cap Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.070	$24.811	$21.754	$19.412	$20.545	$20.072	$-	$-	$-	$-
Accumulation unit value at end of period	$26.674	$21.070	$24.811	$21.754	$19.412	$20.545	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$15.919	$18.831	$16.585	$14.866	$15.805	$15.510	$-	$-	$-	$-
Accumulation unit value at end of period	$20.063	$15.919	$18.831	$16.585	$14.866	$15.805	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$15.467	$18.342	$16.194	$14.552	$15.510	$15.259	$11.178	$9.884	$10.026	$7.855
Accumulation unit value at end of period	$19.444	$15.467	$18.342	$16.194	$14.552	$15.510	$15.259	$11.178	$9.884	$10.026
Number of accumulation units outstanding at end of period (in thousands)	5	5	7	14	12	14	21	20	24	4
Invesco V.I. Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.127	$27.250	$20.165	$20.319	$19.022	$17.130	$-	$-	$-	$-
Accumulation unit value at end of period	$36.859	$27.127	$27.250	$20.165	$20.319	$19.022	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$23.608	$23.822	$17.708	$17.923	$16.855	$15.247	$-	$-	$-	$-
Accumulation unit value at end of period	$31.933	$23.608	$23.822	$17.708	$17.923	$16.855	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	0	0	0	0	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$22.896	$23.162	$17.260	$17.514	$16.511	$14.973	$12.049	$10.903	$11.565	$9.600
Accumulation unit value at end of period	$30.893	$22.896	$23.162	$17.260	$17.514	$16.511	$14.973	$12.049	$10.903	$11.565
Number of accumulation units outstanding at end of period (in thousands)	17	20	16	6	6	6	8	20	11	12

APP I-17

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.424	$20.286	$17.129	$16.375	$16.274	$14.999	$-	$-	$-	$-
Accumulation unit value at end of period	$25.038	$20.424	$20.286	$17.129	$16.375	$16.274	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$23.689	$23.635	$20.047	$19.251	$19.218	$17.792	$-	$-	$-	$-
Accumulation unit value at end of period	$28.910	$23.689	$23.635	$20.047	$19.251	$19.218	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$22.975	$22.980	$19.540	$18.811	$18.826	$17.473	$14.644	$12.979	$12.859	$11.948
Accumulation unit value at end of period	$27.968	$22.975	$22.980	$19.540	$18.811	$18.826	$17.473	$14.644	$12.979	$12.859
Number of accumulation units outstanding at end of period (in thousands)	17	18	17	17	24	29	31	29	36	21
Janus Henderson Enterprise Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.712	$31.844	$24.991	$22.242	$21.380	$19.001	$-	$-	$-	$-
Accumulation unit value at end of period	$42.965	$31.712	$31.844	$24.991	$22.242	$21.380	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$32.490	$32.774	$25.837	$23.097	$22.303	$19.911	$-	$-	$-	$-
Accumulation unit value at end of period	$43.822	$32.490	$32.774	$25.837	$23.097	$22.303	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$31.511	$31.866	$25.183	$22.570	$21.848	$19.553	$14.875	$12.771	$13.046	$10.439
Accumulation unit value at end of period	$42.395	$31.511	$31.866	$25.183	$22.570	$21.848	$19.553	$14.875	$12.771	$13.046
Number of accumulation units outstanding at end of period (in thousands)	2	3	13	12	12	2	2	3	2	6

APP I-18

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Forty Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$29.142	$28.576	$21.928	$21.457	$19.120	$17.585	$-	$-	$-	$-
Accumulation unit value at end of period	$39.972	$29.142	$28.576	$21.928	$21.457	$19.120	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$31.501	$31.028	$23.917	$23.509	$21.043	$19.441	$-	$-	$-	$-
Accumulation unit value at end of period	$43.013	$31.501	$31.028	$23.917	$23.509	$21.043	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$30.551	$30.168	$23.312	$22.971	$20.613	$19.092	$14.651	$11.883	$12.825	$12.098
Accumulation unit value at end of period	$41.611	$30.551	$30.168	$23.312	$22.971	$20.613	$19.092	$14.651	$11.883	$12.825
Number of accumulation units outstanding at end of period (in thousands)	69	80	80	84	95	94	111	119	129	171
Janus Henderson Global Research Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.324	$20.749	$16.334	$16.003	$16.378	$15.244	$-	$-	$-	$-
Accumulation unit value at end of period	$24.937	$19.324	$20.749	$16.334	$16.003	$16.378	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$17.153	$18.501	$14.630	$14.398	$14.802	$13.839	$-	$-	$-	$-
Accumulation unit value at end of period	$22.035	$17.153	$18.501	$14.630	$14.398	$14.802	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$16.636	$17.988	$14.260	$14.069	$14.500	$13.590	$10.656	$8.937	$10.433	$9.070
Accumulation unit value at end of period	$21.318	$16.636	$17.988	$14.260	$14.069	$14.500	$13.590	$10.656	$8.937	$10.433
Number of accumulation units outstanding at end of period (in thousands)	13	14	17	20	23	20	29	22	23	35

APP I-19

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Overseas Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$8.685	$10.210	$7.787	$8.324	$9.106	$10.333	$-	$-	$-	$-
Accumulation unit value at end of period	$11.031	$8.685	$10.210	$7.787	$8.324	$9.106	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	1	1	1	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$11.414	$13.480	$10.327	$11.089	$12.186	$13.890	$-	$-	$-	$-
Accumulation unit value at end of period	$14.433	$11.414	$13.480	$10.327	$11.089	$12.186	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$11.070	$13.106	$10.066	$10.835	$11.937	$13.641	$11.991	$10.642	$15.799	$12.697
Accumulation unit value at end of period	$13.963	$11.070	$13.106	$10.066	$10.835	$11.937	$13.641	$11.991	$10.642	$15.799
Number of accumulation units outstanding at end of period (in thousands)	15	16	23	17	19	23	27	29	31	39
MFS® Core Equity Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.800	$13.310	$10.663	$9.574	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$17.049	$12.800	$13.310	$10.663	$9.574	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$12.584	$13.144	$10.577	$9.540	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.685	$12.584	$13.144	$10.577	$9.540	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$12.465	$13.053	$10.530	$9.521	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.487	$12.465	$13.053	$10.530	$9.521	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	-	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® High Yield Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.193	$12.580	$11.791	$10.359	$10.816	$10.521	$-	$-	$-	$-
Accumulation unit value at end of period	$13.998	$12.193	$12.580	$11.791	$10.359	$10.816	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$11.893	$12.326	$11.606	$10.242	$10.741	$10.496	$-	$-	$-	$-
Accumulation unit value at end of period	$13.593	$11.893	$12.326	$11.606	$10.242	$10.741	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$11.730	$12.188	$11.504	$10.177	$10.700	$10.482	$10.000	$-	$-	$-
Accumulation unit value at end of period	$13.373	$11.730	$12.188	$11.504	$10.177	$10.700	$10.482	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	18	12	13	12	12	13	13	-	-	-
MFS® Massachusetts Investors Growth Stock Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.330	$13.223	$10.297	$9.707	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.656	$13.330	$13.223	$10.297	$9.707	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$13.105	$13.059	$10.214	$9.673	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.259	$13.105	$13.059	$10.214	$9.673	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$12.982	$12.968	$10.169	$9.654	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$18.042	$12.982	$12.968	$10.169	$9.654	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	3	-	-	-	-	-

APP I-21

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MFS® Utilities Series
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.695	$20.478	$17.833	$15.998	$18.715	$16.602	$-	$-	$-	$-
Accumulation unit value at end of period	$25.883	$20.695	$20.478	$17.833	$15.998	$18.715	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$23.605	$23.464	$20.525	$18.496	$21.735	$19.367	$-	$-	$-	$-
Accumulation unit value at end of period	$29.390	$23.605	$23.464	$20.525	$18.496	$21.735	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	2	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$22.893	$22.813	$20.006	$18.073	$21.291	$19.019	$15.892	$14.102	$13.299	$11.768
Accumulation unit value at end of period	$28.432	$22.893	$22.813	$20.006	$18.073	$21.291	$19.019	$15.892	$14.102	$13.299
Number of accumulation units outstanding at end of period (in thousands)	8	10	11	11	12	13	12	11	11	11
Putnam VT Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.114	$22.970	$17.893	$17.703	$18.010	$17.749	$-	$-	$-	$-
Accumulation unit value at end of period	$25.464	$20.114	$22.970	$17.893	$17.703	$18.010	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$15.246	$17.490	$13.685	$13.601	$13.899	$13.760	$-	$-	$-	$-
Accumulation unit value at end of period	$19.215	$15.246	$17.490	$13.685	$13.601	$13.899	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$14.786	$17.005	$13.339	$13.289	$13.615	$13.513	$10.311	$8.640	$9.154	$8.392
Accumulation unit value at end of period	$18.588	$14.786	$17.005	$13.339	$13.289	$13.615	$13.513	$10.311	$8.640	$9.154
Number of accumulation units outstanding at end of period (in thousands)	4	4	4	4	4	4	2	4	2	3

APP I-22

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Putnam VT High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$15.490	$16.146	$15.093	$13.062	$13.801	$13.589	$-	$-	$-	$-
Accumulation unit value at end of period	$17.720	$15.490	$16.146	$15.093	$13.062	$13.801	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.618	$19.495	$18.305	$15.913	$16.889	$16.705	$-	$-	$-	$-
Accumulation unit value at end of period	$21.202	$18.618	$19.495	$18.305	$15.913	$16.889	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.056	$18.954	$17.842	$15.549	$16.544	$16.405	$15.317	$13.296	$13.159	$11.619
Accumulation unit value at end of period	$20.511	$18.056	$18.954	$17.842	$15.549	$16.544	$16.405	$15.317	$13.296	$13.159
Number of accumulation units outstanding at end of period (in thousands)	21	19	23	22	23	25	32	55	51	140
Putnam VT International Growth Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$14.030	$17.244	$12.769	$13.689	$13.538	$14.425	$-	$-	$-	$-
Accumulation unit value at end of period	$17.527	$14.030	$17.244	$12.769	$13.689	$13.538	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$12.475	$15.402	$11.457	$12.337	$12.256	$13.118	$-	$-	$-	$-
Accumulation unit value at end of period	$15.515	$12.475	$15.402	$11.457	$12.337	$12.256	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$12.098	$14.975	$11.167	$12.055	$12.005	$12.882	$10.601	$8.822	$10.821	$9.712
Accumulation unit value at end of period	$15.009	$12.098	$14.975	$11.167	$12.055	$12.005	$12.882	$10.601	$8.822	$10.821
Number of accumulation units outstanding at end of period (in thousands)	11	11	11	11	11	11	11	10	10	23

APP I-23

	Year ending December 31,
Sub-Account	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Putnam VT Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$21.869	$27.312	$25.319	$19.859	$20.738	$20.050	$-	$-	$-	$-
Accumulation unit value at end of period	$27.171	$21.869	$27.312	$25.319	$19.859	$20.738	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$15.376	$19.289	$17.962	$14.152	$14.845	$14.418	$-	$-	$-	$-
Accumulation unit value at end of period	$19.017	$15.376	$19.289	$17.962	$14.152	$14.845	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$14.912	$18.754	$17.508	$13.828	$14.542	$14.158	$10.213	$8.754	$9.253	$7.396
Accumulation unit value at end of period	$18.397	$14.912	$18.754	$17.508	$13.828	$14.542	$14.158	$10.213	$8.754	$9.253
Number of accumulation units outstanding at end of period (in thousands)	7	8	7	12	8	11	28	34	35	50
Putnam VT Sustainable Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.029	$27.447	$21.240	$19.706	$19.763	$17.414	$-	$-	$-	$-
Accumulation unit value at end of period	$36.855	$27.029	$27.447	$21.240	$19.706	$19.763	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$26.292	$26.820	$20.849	$19.429	$19.573	$17.325	$-	$-	$-	$-
Accumulation unit value at end of period	$35.690	$26.292	$26.820	$20.849	$19.429	$19.573	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$25.753	$26.337	$20.523	$19.174	$19.364	$17.183	$12.682	$10.938	$11.605	$10.261
Accumulation unit value at end of period	$34.871	$25.753	$26.337	$20.523	$19.174	$19.364	$17.183	$12.682	$10.938	$11.605
Number of accumulation units outstanding at end of period (in thousands)	9	14	15	18	29	33	18	23	25	37

APP I-24

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-3739 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven Group Variable Annuity Contracts HV-3739
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2020
Date of Statement of Additional Information: May 1, 2020

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 185 Asylum St, Hartford, Connecticut 06103.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven as of December 31, 2019 and for each of the years or periods in the two years then ended presented therein, have been included herein in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2019, 2018, and 2017, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2019, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative Charge, and the highest possible Contingent Deferred Sales Charge.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that any Contingent Deferred Sales Charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge and any applicable administrative charge. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Report of Independent Registered Public Accounting Firm

Those Charged With Governance
Talcott Resolution Life Insurance Company Separate Account Eleven:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Talcott Resolution Life Insurance Company Separate Account Eleven (the Separate Account) as of December 31, 2019, the related statement of operations for the year or period then ended (as described in the Appendix) and the statement of changes in net assets for each of the years or periods in the two-year period then ended (as described in the Appendix), and the related notes including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended (collectively, the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2019, the results of its operations for the year or period then ended (as described in the Appendix), the changes in its net assets for each of the years or periods in the two-year period then ended (as described in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Separate

Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the Separate Account's auditor since 2015.

Boston, Massachusetts
April 27, 2020

Appendix

Statement of Assets and liabilities as of December 31, 2019, the related Statement of Operations for the year then ended, and the Statements of Changes in Net Assets for each of the years in the two year period then ended.

American Century Equity Income Fund

American Century Growth Fund

American Century Ultra® Fund

American Century VP Balanced Fund

American Century VP International Fund

American Century Small Cap Value Fund

American Century Large Company Value Fund

American Century Inflation-Adjusted Bond Fund

American Century Equity Growth Fund

American Century VP Income & Growth Fund

American Century VP Ultra Fund

American Century VP Value Fund

American Century Mid Cap Value Fund

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Diversified Dividend Fund

Invesco European Growth Fund

Invesco International Growth Fund

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund

Invesco Real Estate Fund

Invesco Small Cap Equity Fund

Invesco Developing Markets Fund

American Century Diversified Bond Fund

Domini Impact Equity Fund

AB Global Bond Fund

AB Global Risk Allocation Fund

AB Relative Value Fund

AB Sustainable International Thematic Fund

AB International Value Fund

AB Growth Fund

AB Discovery Growth Fund

AB Discovery Value Fund

AB Value Fund

AB High Income Fund

American Funds AMCAP Fund®

American Funds American Balanced Fund®

American Funds Capital Income Builder®

American Funds EuroPacific Growth Fund

American Funds Fundamental Investors FundSM

American Funds New Perspective Fund®

American Funds The Bond Fund of America®

American Funds The Growth Fund of America®

American Funds The Income Fund of America®

American Funds The Investment Company of America®

American Funds The New Economy Fund®

American Funds Washington Mutual Investors FundSM

American Funds American Mutual Fund®

American Funds Capital World Growth and Income Fund®

American Funds SMALLCAP World Fund®

New World Fund

Ariel Appreciation Fund

Ariel Fund

Artisan Mid Cap Value Fund

Ave Maria Rising Dividend Fund

Ave Maria Value Fund

Ave Maria Growth Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2055 Fund

Baron Small Cap Fund

BlackRock U.S. Government Bond Portfolio

BlackRock Equity Dividend Fund

BlackRock Capital Appreciation Fund

BlackRock Advantage Large Cap Growth Fund

Calvert VP SRI Balanced Portfolio

Calvert Equity Fund

Calvert Bond Fund

Calvert Income Fund

Columbia Contrarian Core Fund

Columbia Small Cap Value I Fund

Columbia Select Mid Cap Value Fund (1)

Columbia Acorn Fund

CRM Mid Cap Value Fund

Columbia Disciplined Small Core Fund

Calamos International Growth Fund

Davis Financial Fund

Davis New York Venture Fund

Davis Opportunity Fund

Delaware Diversified Income Fund

Delaware Extended Duration Bond Fund

Dreyfus Bond Market Index Fund

Dreyfus VIF Appreciation Portfolio

Dreyfus International Stock Index Fund

Dreyfus MidCap Index Fund

Dreyfus SmallCap Stock Index Fund

Dreyfus VIF Growth and Income Portfolio (2)

Dreyfus VIF Quality Bond Portfolio Fund

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus S&P 500 Index Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Income Fund of Boston

Eaton Vance Balanced Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Appendix

Wells Fargo Asset Allocation Fund

Wells Fargo Emerging Markets Equity Fund

Wells Fargo Utility & Telecommunications Fund

Alger Capital Appreciation Institutional Portfolio

Alger Mid Cap Growth Institutional Fund

Alger Small Cap Growth Institutional Fund

Nuveen Mid Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Leveraged Company Stock Fund

Federated Equity Income Fund, Inc.

Federated Fund for U.S. Government Securities Fund

Federated MDT Mid Cap Growth Fund

Federated High Income Bond Fund

Federated Kaufmann Fund

Federated Short-Term Income Fund

Federated Total Return Bond Fund

Federated Clover Small Value Fund

Federated International Leaders Fund

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Overseas Portfolio

Fidelity® VIP Value Strategies Portfolio

Fidelity® VIP Balanced Portfolio

Fidelity® VIP Growth & Income Portfolio

Fidelity® VIP Freedom 2020 Portfolio

Fidelity® VIP Freedom 2030 Portfolio

Fidelity® VIP Freedom 2015 Portfolio

Fidelity® VIP Freedom 2025 Portfolio

Fidelity Advisor® Stock Selector All Cap Fund

Templeton Developing Markets Trust

Franklin High Income Fund

Franklin Strategic Income Fund

Templeton Global Bond Fund

Franklin U.S. Government Securities Fund

Franklin Small Cap Value Fund

Franklin Mutual Global Discovery Fund

Templeton Growth Fund

Franklin Income Fund

Franklin Growth Fund

Franklin Total Return Fund

Franklin Balance Sheet Investment Fund

Franklin Mutual Beacon Fund

Franklin Mutual Shares Fund

Franklin Small-Mid Cap Growth Fund

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

Templeton Foreign Fund

Highland Premier Growth Equity

Goldman Sachs Income Builder Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Government Income Fund

Goldman Sachs Equity Income Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Focused International Equity Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs High Yield Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Satellite Strategies Portfolio

Frost Value Equity Fund

Hartford Balanced HLS Fund

Hartford Total Return Bond HLS Fund

Hartford Capital Appreciation HLS Fund

Hartford Dividend and Growth HLS Fund

The Hartford Healthcare HLS Fund

Hartford Global Growth HLS Fund

Hartford Disciplined Equity HLS Fund

Hartford Growth Opportunities HLS Fund

Hartford International Opportunities HLS Fund

Hartford MidCap HLS Fund

Hartford Ultrashort Bond HLS Fund

Hartford Small Company HLS Fund

Hartford Small Cap Growth HLS Fund

Hartford Stock HLS Fund

Hartford U.S. Government Securities HLS Fund

Hartford Value HLS Fund

The Hartford Checks and Balances Fund

The Hartford High Yield

The Hartford Dividend and Growth Fund

The Hartford International Opportunities Fund

The Hartford MidCap Fund

The Hartford Small Company Fund

The Hartford Total Return Bond Fund

The Hartford Healthcare Fund

The Hartford Growth Opportunities Fund

The Hartford Value Opportunities Fund

Hartford Moderate Allocation Fund

The Hartford Conservative Allocation Fund

The Hartford Capital Appreciation Fund

The Hartford Growth Allocation Fund

The Hartford Inflation Plus Fund

The Hartford Equity Income Fund

The Hartford Balanced Income Fund

The Hartford MidCap Value Fund

Hotchkis and Wiley Large Cap Value Fund

Invesco V.I. Technology Fund

Invesco Technology Fund

Ivy Natural Resources Fund

Ivy Large Cap Growth Fund

Ivy Science & Technology Fund

Appendix

Ivy Asset Strategy Fund

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Flexible Bond Fund

Janus Henderson Forty Fund

Janus Henderson Balanced Fund

Janus Henderson Enterprise Fund

Janus Henderson Overseas Fund

Janus Henderson Global Research Fund

Janus Henderson Mid Cap Value Fund

PGIM Jennison Natural Resources Fund

PGIM Jennison Mid-Cap Growth Fund

PGIM Jennison 20/20 Focus Fund

JPMorgan Large Cap Growth Fund

JPMorgan Core Bond Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan U.S. Equity Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement Income Fund

JP Morgan Smart Retirement 2055 Fund

Loomis Sayles Bond Fund

LKCM Aquinas Catholic Equity Fund

Lord Abbett Affiliated Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Bond Debenture Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Calibrated Dividend Growth Fund

Lord Abbett Total Return Fund

Lord Abbett Developing Growth Fund

Lord Abbett International Equity Inv Opt

Lord Abbett Value Opportunities Fund

Clearbridge Value Trust

BMO Mid-Cap Value Fund

MFS® Emerging Markets Debt Fund

Massachusetts Investors Growth Stock Fund

MFS High Income Fund

MFS International New Discovery Fund

MFS Mid Cap Growth Fund

MFS New Discovery Fund

MFS Research International Fund

MFS Total Return Fund

MFS Utilities Fund

MFS Value Fund

MFS Total Return Bond Fund

MFS Massachusetts Investors Trust

MFS International Growth Fund

MFS Core Equity Fund

MFS Government Securities Fund

MFS International Value Fund

MFS Technology Fund

MFS Core Equity Series

MFS Utilities Series

MFS Growth Fund

MFS High Yield Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage U.S. Total Market Fund

BlackRock Mid Cap Dividend Fund

BlackRock International Dividend Fund

BlackRock Mid Cap Growth Equity Portfolio

Victory Munder Mid-Cap Core Growth Fund

Neuberger Berman Sustainable Equity Fund (1)

Nuveen NWQ International Value Fund

The Oakmark International Small Cap Fund

The Oakmark Equity and Income Fund

Invesco Oppenheimer Capital Appreciation Fund (1)

Invesco Oppenheimer Global Fund (1)

Invesco Oppenheimer Global Opportunities Fund (1)

Invesco Oppenheimer International Growth Fund (1)

Invesco Oppenheimer Main Street Fund (1)

Invesco Oppenheimer Global Strategic Income Fund (1)

Invesco Oppenheimer Main Street Mid Cap Fund (1)

Invesco Oppenheimer Developing Markets Fund (1)

Invesco Oppenheimer Capital Income Fund (1) (2)

Invesco Oppenheimer International Bond Fund (1)

Invesco Oppenheimer Mid Cap Value Fund (1)

Invesco Oppenheimer Main Street All Cap Fund® (1)

Invesco Oppenheimer Gold & Special Minerals Fund (1)

Invesco Oppenheimer Real Estate Fund (1)

Invesco Oppenheimer Equity Income Fund (1)

Invesco Oppenheimer International Diversified Fund (1)

Invesco Oppenheimer Rising Dividends Fund (1)

Putnam Global Equity Fund

Putnam VT High Yield Fund

Putnam VT International Growth Fund

Putnam VT Sustainable Leaders Fund

Putnam VT Small Cap Value Fund

Pioneer Disciplined Value Fund

Pioneer Equity Income Fund

Pioneer Fundamental Growth Fund

AllianzGI NFJ International Value Fund

AllianzGI NFJ Small-Cap Value Fund

AllianzGI NFJ Dividend Value Fund

AMG Managers Cadence Mid Cap Fund

PIMCO Emerging Markets Bond Fund

Appendix

Pioneer Fund

Pioneer High Yield Fund

Pioneer Strategic Income Fund

Pioneer Mid Cap Value Fund

Pioneer Select Mid Cap Growth Fund

PIMCO Total Return ESG Fund

Putnam Equity Income Fund

Putnam High Yield Fund

Putnam International Equity Fund

Putnam Sustainable Leaders Fund

Putnam International Capital Opportunities Fund

Putnam Small Cap Growth Fund

Royce Total Return Fund

Royce Smaller-Companies Growth Fund

Royce Small-Cap Value Fund

Columbia Large Cap Value Fund

Columbia Small/Mid Cap Value Fund

RidgeWorth Ceredex Small Cap Value Equity Fund

RidgeWorth Ceredex Mid-Cap Value Equity Fund

RidgeWorth Seix Total Return Bond Fund

RidgeWorth Ceredex Large Cap Value Equity Fund

DWS Real Estate Securities Fund

DWS Equity Dividend Fund

DWS Capital Growth Fund

DWS Enhanced Emerging Markets Fixed Income

SSgA S&P 500 Index Fund

DWS Core Equity VIP

DWS Global Growth Fund

Select Overseas Fund

MassMutual Select Total Return Bond Fund

Select T. Rowe Price/Frontier MC Gr II Fund

Select Western Strategic Bond Fund

ClearBridge Appreciation Fund

ClearBridge Aggressive Growth Fund

ClearBridge All Cap Value Fund

ClearBridge Mid Cap Fund

ClearBridge Small Cap Growth Fund

Thornburg International Value Fund

Thornburg Value Fund

Thornburg Core Growth Fund

Timothy Plan Large/Mid Cap Value Fund

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Equity Income Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement Balanced Fund

UBS Global Allocation Fund

UBS US Allocation Fund

Vanguard Small-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Total Bond Market Index Fund

Vanguard Total Stock Market Index Fund

Victory Diversified Stock Fund

Victory Special Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory Sycamore Established Value Fund

Invesco Small Cap Discovery Fund

Invesco Comstock Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco Mid Cap Growth Fund

Invesco Quality Income Fund

Invesco Small Cap Value Fund

Invesco American Value Fund

Invesco Value Opportunities Fund

Invesco Diversified Dividend Fund

Invesco American Franchise Fund

Invesco Global Core Equity Fund

Vanguard 500 Index Fund

Wells Fargo International Equity Fund

Wells Fargo Core Bond Fund

Columbia Seligman Communications and Information Fund

Columbia Seligman Global Technology Fund

Columbia Select Small Cap Value Fund (1)

TIAA-CREF Large Cap Value Index Fund

TIAA-CREF Large Cap Growth Fund

TIAA-CREF Bond Index Fund

TIAA-CREF Equity Index Fund

MM MSCI EAFE® International Index Fund

MassMutual RetireSMARTSM by JPMorgan 2020 Fund

MassMutual RetireSMARTSM by JPMorgan 2025 Fund

MassMutual RetireSMARTSM by JPMorgan 2030 Fund

MassMutual RetireSMARTSM by JPMorgan 2035 Fund

MassMutual RetireSMARTSM by JPMorgan 2040 Fund

MassMutual RetireSMARTSM by JPMorgan 2045 Fund

MassMutual RetireSMARTSM by JPMorgan 2050 Fund

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

MassMutual RetireSMARTSM by JPMorgan 2055 Fund

American Century Heritage Fund

ClearBridge Small Cap Value Fund

North Square Oak Ridge Small Cap Growth Fund (1)

Invesco Oppenheimer Intermediate Income Fund (1)

MassMutual Premier Small Cap Opportunities Fund

Fidelity VIP Freedom 2035 Portfolio

Fidelity VIP Freedom 2040 Portfolio (2)

Fidelity VIP Freedom 2050 Portfolio

Ivy Small Cap Growth Fund

MSIF Global Opportunity Portfolio

JPMorgan U.S. Government Money Market Fund

American Century U.S. Government Money Market Fund

Invesco Balanced-Risk Commodity Strategy Fund

Columbia Select International Equity Fund

Putnam Growth Opportunities Fund

Appendix

John Hancock New Opportunities Fund

Columbia Large Cap Growth III

Victory RS Value Fund

Pioneer Global Equity Fund

MM Russell 2000® Small Cap Index Fund

MM S&P 500® Index Fund

MM S&P Mid Cap Index Fund

Russell Balanced Strategy Fund

Russell Conservative Strategy Fund

Russell Equity Growth Strategy Fund

Russell Growth Strategy Fund

Russell Moderate Strategy Fund

PIMCO Total Return Fund

PIMCO Real Return Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from January 11, 2019 (inception) to December 31, 2019

MassMutual Select T.Rowe Price Retire 2030 Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from October 21, 2019 (inception) to December 31, 2019

MassMutual Select T.Rowe Price Retire 2040 Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from September 17, 2019 (inception) to December 31, 2019

MassMutual Select T.Rowe Price Retire 2050 Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from October 11, 2019 (inception) to December 31, 2019

MassMutual Select T.Rowe Price Retire 2055 Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from October 11, 2019 (inception) to December 31, 2019

MassMutual Select T.Rowe Price Retire 2060 Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from June 10, 2019 (inception) to December 31, 2019

Keeley Small Cap Dividend Value Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the period from June 10, 2019 (inception) to December 31, 2019

Hartford Global Impact Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from December 24, 2018 (inception) to December 31, 2018

MassMutual Blue Chip Growth Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from April 6, 2018 (inception) to December 31, 2018

MassMutual Premier Strategic Emerging Markets Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from August 29, 2018 (inception) to December 31, 2018

MassMutual Select Small Cap Growth Equity Fund (2)

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from January 16, 2018 (inception) to December 31, 2018

Fidelity VIP Freedom 2035 Portfolio

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from April 20, 2018 (inception) to December 31, 2018

T. Rowe Price Retirement 2060 Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from March 2, 2018 (inception) to December 31, 2018

BlackRock Advantage Small Cap Growth Fund

Appendix

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from November 14, 2018 (inception) to December 31, 2018

MassMutual Select T.Rowe Price Retire 2035 Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from April 20, 2018 (inception) to December 31, 2018

BlackRock S&P 500 Index V.I. Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from October 26, 2018 (inception) to December 31, 2018

Hartford International Equity Fund

Statement of Assets and liabilities as of December 31, 2019, and the related Statements of Operations and the Statement of Changes in Net Assets for the year ended December 31, 2019 and the Statement of Changes in Net Assets for the period from October 19, 2018 (inception) to December 31, 2018

BNY Mellon Insight Core Plus Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2019 to Novermber 15, 2019 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2018

BlackRock LifePath® Dynamic 2020 Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2019 to November 22, 2019 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2018

The Hartford International Small Company Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2019 to June 10, 2019 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2018

Keeley Small Cap Value Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2019 to January 25, 2019 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2018

MassMutual RetireSMARTSM by JPMorgan 2010 Fund

Statement of Operations and the Statement of Changes in Net Assets for the period from January 1, 2019 to January 25, 2019 (merger or replacement date) and the Statement of Changes in Net Assets for the year ended December 31, 2018

MassMutual RetireSMARTSM by JPMorgan 2015 Fund

Statement of Changes in Net Assets for the period from January 1, 2018 to August 24, 2018 (merger or replacement date)

Templeton Global Opportunities Trust Fund

Statement of Changes in Net Assets for the period from January 1, 2018 to December 31, 2018 (merger or replacement date)

Nuveen Santa Barbara Dividend Growth Fund

Statement of Changes in Net Assets for the period from January 1, 2018 to March 2, 2018 (merger or replacement date)

BlackRock Small Cap Growth Fund II

Statement of Changes in Net Assets for the period from January 1, 2018 to April 20, 2018 (merger or replacement date)

HIMCO VIT Index Fund

Statement of Changes in Net Assets for the period from January 1, 2018 to October 26, 2018 (merger or replacement date)

Hartford Global Capital Appreciation Fund

Statement of Changes in Net Assets for the period from January 1, 2018 to October 19, 2018 (merger or replacement date)

Dreyfus Intermediate Term Income Fund

(1)  See financial statements for the former name of the fund.

(2)  This fund had no net asset value as of December 31, 2019.

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
For the Year Ended December 31, 2019

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Assets:
Investments:
Number of shares	3,604,625	649,512	8,569	19,209	947
Cost	$31,119,074	$19,163,373	$303,722	$136,276	$10,348
Market Value	$32,874,180	$23,605,834	$423,808	$157,134	$10,896
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	54,930	8,478	23	—	—
Other assets	—	1	2	—	—
Total assets	32,929,110	23,614,313	423,833	157,134	10,896
Liabilities:
Due to Sponsor	54,961	8,508	33	3	6
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	9	6	3	3	1
Total liabilities	54,970	8,514	36	6	7
Net assets:
For contract liabilities	$32,874,140	$23,605,799	$423,797	$157,128	$10,889
Deferred contracts in the accumulation period:
Units owned by participants #	762,366	798,546	12,340	7,357	646
Minimum unit fair value #*	$20.75887	$28.70686	$30.93630	$21.35807	$16.85008
Maximum unit fair value #*	$47.88685	$54.28710	$35.51588	$21.35807	$16.85008
Contract liability	$32,874,140	$23,605,799	$423,797	$157,128	$10,889
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Assets:
Investments:
Number of shares	438,321	4,059	11,705	2,612	19,088
Cost	$3,603,283	$36,047	$135,221	$78,375	$160,413
Market Value	$3,478,631	$44,651	$135,545	$81,752	$191,263
Due from Sponsor Company	—	—	322	—	—
Receivable from fund shares sold	1,346	6	—	22	—
Other assets	2	1	2	—	—
Total assets	3,479,979	44,658	135,869	81,774	191,263
Liabilities:
Due to Sponsor	1,375	14	—	52	4
Payable for fund shares purchased	—	—	349	—	—
Other liabilities	2	4	2	6	4
Total liabilities	1,377	18	351	58	8
Net assets:
For contract liabilities	$3,478,602	$44,640	$135,518	$81,716	$191,255
Deferred contracts in the accumulation period:
Units owned by participants #	121,221	2,594	9,957	3,352	7,887
Minimum unit fair value #*	$25.12358	$17.20555	$13.27392	$21.33880	$23.50892
Maximum unit fair value #*	$37.48975	$17.20555	$14.01329	$26.45548	$23.50892
Contract liability	$3,478,602	$44,640	$135,518	$81,716	$185,418
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	248.00
Minimum unit fair value #*	—	—	—	—	$23.53629
Maximum unit fair value #*	—	—	—	—	$23.53629
Contract liability	—	—	—	—	$5,837

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Assets:
Investments:
Number of shares	53,569	75,209	46,165	5,766	1,181
Cost	$698,717	$583,116	$723,530	$109,171	$25,095
Market Value	$1,121,196	$881,455	$786,656	$102,239	$32,161
Due from Sponsor Company	4	—	198	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	3	—	1	—	—
Total assets	1,121,203	881,455	786,855	102,239	32,161
Liabilities:
Due to Sponsor	—	—	—	2	7
Payable for fund shares purchased	4	—	236	—	—
Other liabilities	1	1	9	1	2
Total liabilities	5	1	245	3	9
Net assets:
For contract liabilities	$1,121,198	$881,454	$786,610	$102,236	$32,152
Deferred contracts in the accumulation period:
Units owned by participants #	30,957	36,915	26,890	5,258	1,391
Minimum unit fair value #*	$36.21749	$23.15392	$26.92458	$19.44464	$23.10780
Maximum unit fair value #*	$36.21749	$23.15392	$30.45050	$19.44464	$23.10780
Contract liability	$1,121,198	$854,735	$786,610	$102,236	$32,152
Deferred contracts in the annuity period:
Units owned by participants #	—	1,154.00	—	—	—
Minimum unit fair value #*	—	$23.15338	—	—	—
Maximum unit fair value #*	—	$23.15338	—	—	—
Contract liability	—	$26,719	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Assets:
Investments:
Number of shares	8,176	10,282	11,066	49,926	208,719
Cost	$287,858	$332,630	$233,584	$1,837,887	$4,730,193
Market Value	$327,705	$331,904	$194,874	$1,829,591	$4,578,323
Due from Sponsor Company	—	—	—	1,527	—
Receivable from fund shares sold	34	74	15	—	10,729
Other assets	1	—	3	1	1
Total assets	327,740	331,978	194,892	1,831,119	4,589,053
Liabilities:
Due to Sponsor	56	97	35	—	10,745
Payable for fund shares purchased	—	—	—	1,577	—
Other liabilities	1	9	6	5	4
Total liabilities	57	106	41	1,582	10,749
Net assets:
For contract liabilities	$327,683	$331,872	$194,851	$1,829,537	$4,578,304
Deferred contracts in the accumulation period:
Units owned by participants #	23,910	19,628	9,339	68,278	119,378
Minimum unit fair value #*	$12.58662	$13.23006	$19.33177	$16.34879	$17.52247
Maximum unit fair value #*	$19.70785	$19.97457	$22.97168	$58.52084	$55.37350
Contract liability	$327,683	$331,872	$194,851	$1,829,537	$4,578,304
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Assets:
Investments:
Number of shares	51,996	72,832	20,252	70,469	13,193
Cost	$710,707	$2,303,147	$217,811	$1,540,423	$110,463
Market Value	$649,945	$2,807,667	$221,757	$1,696,194	$112,136
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	43	2,503	23	9	22
Other assets	5	—	9	3	10
Total assets	649,993	2,810,170	221,789	1,696,206	112,168
Liabilities:
Due to Sponsor	75	2,538	34	37	35
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	6	7	1	9	—
Total liabilities	81	2,545	35	46	35
Net assets:
For contract liabilities	$649,912	$2,807,625	$221,754	$1,696,160	$112,133
Deferred contracts in the accumulation period:
Units owned by participants #	32,078	170,077	18,445	24,588	9,004
Minimum unit fair value #*	$18.18985	$14.79122	$11.95768	$20.63196	$12.31558
Maximum unit fair value #*	$22.64508	$16.72896	$12.43801	$79.49883	$13.16383
Contract liability	$649,912	$2,807,625	$221,754	$1,696,160	$112,133
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Assets:
Investments:
Number of shares	11,270	13,973	25,378	53,371	507
Cost	$180,072	$76,227	$421,406	$722,054	$33,877
Market Value	$192,047	$78,671	$449,182	$700,226	$40,661
Due from Sponsor Company	—	2,451	—	113	—
Receivable from fund shares sold	34	—	46	—	12
Other assets	2	—	—	1	—
Total assets	192,083	81,122	449,228	700,340	40,673
Liabilities:
Due to Sponsor	72	—	77	—	31
Payable for fund shares purchased	—	2,471	—	153	—
Other liabilities	2	7	16	1	5
Total liabilities	74	2,478	93	154	36
Net assets:
For contract liabilities	$192,009	$78,644	$449,135	$700,186	$40,637
Deferred contracts in the accumulation period:
Units owned by participants #	10,295	3,551	36,632	66,145	1,384
Minimum unit fair value #*	$13.04556	$21.08079	$10.15945	$6.47050	$27.90603
Maximum unit fair value #*	$20.76804	$24.26947	$14.66696	$13.12000	$29.90954
Contract liability	$192,009	$78,644	$449,135	$700,186	$40,637
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Assets:
Investments:
Number of shares	22,821	39,141	670	59,065	105,089
Cost	$232,964	$788,868	$9,636	$503,383	$2,854,785
Market Value	$242,364	$779,301	$10,300	$490,829	$3,403,826
Due from Sponsor Company	693	447	—	—	3,093
Receivable from fund shares sold	—	—	6	54	—
Other assets	3	1	—	64	4
Total assets	243,060	779,749	10,306	490,947	3,406,923
Liabilities:
Due to Sponsor	—	—	13	84	—
Payable for fund shares purchased	719	486	—	—	3,110
Other liabilities	3	—	2	2	2
Total liabilities	722	486	15	86	3,112
Net assets:
For contract liabilities	$242,338	$779,263	$10,291	$490,861	$3,403,811
Deferred contracts in the accumulation period:
Units owned by participants #	7,582	33,958	869	31,924	126,279
Minimum unit fair value #*	$29.18866	$21.78834	$11.79975	$14.94326	$24.53907
Maximum unit fair value #*	$33.69482	$24.20063	$12.97352	$15.97245	$29.43667
Contract liability	$242,338	$779,263	$10,291	$490,861	$3,403,811
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Assets:
Investments:
Number of shares	353,691	255,523	471,426	274,076	213,600
Cost	$8,584,767	$14,600,222	$21,636,733	$14,245,544	$7,910,693
Market Value	$10,023,604	$16,182,260	$25,665,793	$16,948,833	$9,853,345
Due from Sponsor Company	4,577	1,798	—	6,128	867
Receivable from fund shares sold	—	—	27,104	—	—
Other assets	—	1	—	—	—
Total assets	10,028,181	16,184,059	25,692,897	16,954,961	9,854,212
Liabilities:
Due to Sponsor	—	—	27,109	—	—
Payable for fund shares purchased	4,594	1,800	—	6,139	874
Other liabilities	4	2	3	5	2
Total liabilities	4,598	1,802	27,112	6,144	876
Net assets:
For contract liabilities	$10,023,583	$16,182,257	$25,665,785	$16,948,817	$9,853,336
Deferred contracts in the accumulation period:
Units owned by participants #	469,248	1,007,677	1,135,181	702,901	409,813
Minimum unit fair value #*	$20.00697	$14.61040	$14.03495	$22.16905	$21.30073
Maximum unit fair value #*	$24.34963	$18.82451	$54.44000	$29.08599	$28.51913
Contract liability	$10,023,583	$16,182,257	$25,665,785	$16,948,817	$9,853,336
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Assets:
Investments:
Number of shares	312,294	876,194	475,274	244,067	69,267
Cost	$3,949,325	$36,511,583	$9,746,293	$8,720,013	$2,708,159
Market Value	$4,087,926	$43,871,018	$10,997,846	$9,616,244	$3,085,853
Due from Sponsor Company	487	8,921	1,984	—	1,198
Receivable from fund shares sold	—	—	—	4,338	—
Other assets	92	3	4	2	2
Total assets	4,088,505	43,879,942	10,999,834	9,620,584	3,087,053
Liabilities:
Due to Sponsor	—	—	—	4,345	—
Payable for fund shares purchased	493	8,926	1,990	—	1,228
Other liabilities	3	2	—	5	5
Total liabilities	496	8,928	1,990	4,350	1,233
Net assets:
For contract liabilities	$4,088,009	$43,871,014	$10,997,844	$9,616,234	$3,085,820
Deferred contracts in the accumulation period:
Units owned by participants #	314,725	1,338,583	586,845	440,305	109,485
Minimum unit fair value #*	$12.36458	$23.82610	$16.88195	$20.09572	$25.13019
Maximum unit fair value #*	$13.77943	$50.07000	$21.59395	$25.35625	$33.30074
Contract liability	$4,088,009	$43,871,014	$10,997,844	$9,616,234	$3,085,820
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Assets:
Investments:
Number of shares	107,146	91,626	485,261	15,126	5,788
Cost	$4,255,655	$3,272,050	$20,965,377	$690,255	$374,711
Market Value	$5,109,780	$3,953,645	$25,206,720	$843,873	$402,506
Due from Sponsor Company	2,030	760	—	144	679
Receivable from fund shares sold	—	—	5,345	—	—
Other assets	—	—	—	—	—
Total assets	5,111,810	3,954,405	25,212,065	844,017	403,185
Liabilities:
Due to Sponsor	—	—	5,345	—	—
Payable for fund shares purchased	2,041	788	—	158	695
Other liabilities	7	10	3	4	6
Total liabilities	2,048	798	5,348	162	701
Net assets:
For contract liabilities	$5,109,762	$3,953,607	$25,206,717	$843,855	$402,484
Deferred contracts in the accumulation period:
Units owned by participants #	209,002	169,247	989,508	39,982	26,160
Minimum unit fair value #*	$21.18918	$20.55699	$16.46031	$18.45797	$14.90014
Maximum unit fair value #*	$27.32103	$26.46595	$101.13126	$25.66279	$15.62331
Contract liability	$5,109,762	$3,953,607	$25,206,717	$843,855	$402,484
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Assets:
Investments:
Number of shares	4,304	5,232	206,607	65,257	855
Cost	$205,942	$344,689	$4,361,934	$1,121,851	$16,967
Market Value	$192,016	$340,351	$3,896,615	$1,218,996	$16,827
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	43	32	140	9,673	2
Other assets	1	1	4	—	—
Total assets	192,060	340,384	3,896,759	1,228,669	16,829
Liabilities:
Due to Sponsor	56	38	163	9,701	28
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	6	1	6	9	3
Total liabilities	62	39	169	9,710	31
Net assets:
For contract liabilities	$191,998	$340,345	$3,896,590	$1,218,959	$16,798
Deferred contracts in the accumulation period:
Units owned by participants #	7,177	13,726	77,348	41,636	1,391
Minimum unit fair value #*	$24.02268	$22.39450	$18.86000	$27.22509	$11.98915
Maximum unit fair value #*	$44.61000	$65.05000	$56.73703	$30.78989	$12.09667
Contract liability	$191,998	$340,345	$3,896,590	$1,218,959	$16,798
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1)  Effective November 15, 2019 BlackRock LifePath® Dynamic 2020 Fund merged with BlackRock LifePath® Dynamic Retirement Fund

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account (1)	BlackRock LifePath® Dynamic 2050 Fund Sub-Account
Assets:
Investments:
Number of shares	4,949	2,023,785	1,609,883	1,840,516	284,240
Cost	$161,720	$28,172,634	$26,921,440	$18,888,068	$5,594,749
Market Value	$188,043	$26,863,710	$25,867,500	$18,863,222	$5,783,588
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	36	26,062	46,318	148	141,002
Other assets	2	—	—	—	1
Total assets	188,081	26,889,772	25,913,818	18,863,370	5,924,591
Liabilities:
Due to Sponsor	62	26,068	46,330	173	141,018
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	7	10	2	11	8
Total liabilities	69	26,078	46,332	184	141,026
Net assets:
For contract liabilities	$188,012	$26,863,694	$25,867,486	$18,863,186	$5,783,565
Deferred contracts in the accumulation period:
Units owned by participants #	5,212	1,302,525	1,280,284	980,408	257,213
Minimum unit fair value #*	$33.93045	$13.65000	$15.56411	$11.04000	$20.39000
Maximum unit fair value #*	$38.37286	$33.44683	$36.39360	$25.87111	$24.11127
Contract liability	$188,012	$26,863,694	$25,867,486	$18,863,186	$5,783,565
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account	Baron Small Cap Fund Sub-Account
Assets:
Investments:
Number of shares	26,489	39,291	23,672	29,225	87,881
Cost	$348,687	$547,540	$345,945	$439,888	$2,438,510
Market Value	$352,040	$560,684	$361,477	$462,341	$2,580,185
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	65	167	131	162	31
Other assets	—	3	—	—	1
Total assets	352,105	560,854	361,608	462,503	2,580,217
Liabilities:
Due to Sponsor	85	186	150	192	39
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	7	2	9	4	4
Total liabilities	92	188	159	196	43
Net assets:
For contract liabilities	$352,013	$560,666	$361,449	$462,307	$2,580,174
Deferred contracts in the accumulation period:
Units owned by participants #	21,955	31,853	19,069	23,679	65,199
Minimum unit fair value #*	$15.80156	$17.47643	$18.69166	$19.24278	$28.63798
Maximum unit fair value #*	$16.31318	$18.18658	$20.08102	$20.67308	$40.35623
Contract liability	$352,013	$560,666	$361,449	$462,307	$2,580,174
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account	Calvert VP SRI Balanced Portfolio Sub-Account
Assets:
Investments:
Number of shares	13,611	121,256	17,428	3,556	183,019
Cost	$143,466	$2,647,588	$454,734	$48,558	$353,981
Market Value	$144,141	$2,523,331	$480,654	$58,987	$419,113
Due from Sponsor Company	62	3,809	72	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	21	—	—	1	3
Total assets	144,224	2,527,140	480,726	58,988	419,116
Liabilities:
Due to Sponsor	—	—	—	4	8
Payable for fund shares purchased	92	3,839	97	18	—
Other liabilities	—	8	8	4	2
Total liabilities	92	3,847	105	26	10
Net assets:
For contract liabilities	$144,132	$2,523,293	$480,621	$58,962	$419,106
Deferred contracts in the accumulation period:
Units owned by participants #	12,588	61,176	9,908	1,374	20,863
Minimum unit fair value #*	$10.91036	$39.67807	$47.19520	$42.68200	$20.08849
Maximum unit fair value #*	$12.13399	$45.42469	$51.18527	$46.29069	$20.08849
Contract liability	$144,132	$2,523,293	$480,621	$58,962	$419,106
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account	Columbia Small Cap Value I Fund Sub-Account
Assets:
Investments:
Number of shares	113,992	129,513	35,545	15,809	2,023
Cost	$4,986,380	$2,068,849	$574,414	$362,022	$80,222
Market Value	$6,290,054	$2,131,784	$611,371	$422,251	$74,108
Due from Sponsor Company	17,764	2,168	147	—	—
Receivable from fund shares sold	—	—	—	1,708	7
Other assets	1	73	48	—	6
Total assets	6,307,819	2,134,025	611,566	423,959	74,121
Liabilities:
Due to Sponsor	—	—	—	1,756	16
Payable for fund shares purchased	17,783	2,203	172	—	—
Other liabilities	4	—	—	10	—
Total liabilities	17,787	2,203	172	1,766	16
Net assets:
For contract liabilities	$6,290,032	$2,131,822	$611,394	$422,193	$74,105
Deferred contracts in the accumulation period:
Units owned by participants #	173,102	141,601	43,251	8,225	1,831
Minimum unit fair value #*	$29.09426	$14.14874	$13.63441	$50.49505	$39.66293
Maximum unit fair value #*	$55.18000	$16.15121	$14.88129	$54.76352	$43.01657
Contract liability	$6,290,032	$2,131,822	$611,394	$422,193	$74,105
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Columbia Select Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account	Calamos International Growth Fund Sub-Account
Assets:
Investments:
Number of shares	74,845	122,562	21,368	10,198	68
Cost	$972,696	$1,827,587	$466,554	$71,829	$1,225
Market Value	$846,499	$1,435,197	$457,696	$54,762	$1,314
Due from Sponsor Company	234	—	—	—	—
Receivable from fund shares sold	—	139	17	—	1
Other assets	—	1	—	—	—
Total assets	846,733	1,435,337	457,713	54,762	1,315
Liabilities:
Due to Sponsor	—	158	22	31	10
Payable for fund shares purchased	262	—	—	—	—
Other liabilities	11	1	2	3	7
Total liabilities	273	159	24	34	17
Net assets:
For contract liabilities	$846,460	$1,435,178	$457,689	$54,728	$1,298
Deferred contracts in the accumulation period:
Units owned by participants #	45,233	29,155	15,304	2,859	100
Minimum unit fair value #*	$17.90050	$46.96174	$26.26109	$18.79096	$13.06494
Maximum unit fair value #*	$20.95665	$53.76374	$31.46117	$20.23124	$13.06494
Contract liability	$846,460	$1,435,178	$457,689	$54,728	$1,298
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account	Delaware Extended Duration Bond Fund Sub-Account
Assets:
Investments:
Number of shares	5,052	197,721	5,062	1,118	1,714
Cost	$234,002	$6,368,411	$163,126	$9,680	$11,301
Market Value	$249,308	$5,864,408	$169,413	$9,854	$11,932
Due from Sponsor Company	—	5,147	—	—	—
Receivable from fund shares sold	15	—	13	2	2
Other assets	—	—	1	—	18
Total assets	249,323	5,869,555	169,427	9,856	11,952
Liabilities:
Due to Sponsor	39	—	30	21	23
Payable for fund shares purchased	—	5,163	—	—	—
Other liabilities	5	2	4	153	—
Total liabilities	44	5,165	34	174	23
Net assets:
For contract liabilities	$249,279	$5,864,390	$169,393	$9,682	$11,929
Deferred contracts in the accumulation period:
Units owned by participants #	12,748	201,073	7,972	829	767
Minimum unit fair value #*	$17.31499	$18.64811	$20.57825	$11.66598	$15.32713
Maximum unit fair value #*	$22.35249	$90.18506	$22.55483	$11.85335	$16.01354
Contract liability	$249,279	$5,864,390	$169,393	$9,682	$11,929
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account	Dreyfus SmallCap Stock Index Fund Sub-Account
Assets:
Investments:
Number of shares	1,232,075	552	22,668	521,166	453,006
Cost	$12,835,304	$21,783	$360,396	$18,121,348	$13,242,061
Market Value	$13,010,708	$23,611	$402,576	$16,995,216	$12,951,440
Due from Sponsor Company	1,755	—	—	—	—
Receivable from fund shares sold	—	—	—	3,562	4,082
Other assets	490	—	—	—	—
Total assets	13,012,953	23,611	402,576	16,998,778	12,955,522
Liabilities:
Due to Sponsor	—	—	—	3,591	4,104
Payable for fund shares purchased	1,765	—	—	—	—
Other liabilities	1	3	2	6	4
Total liabilities	1,766	3	2	3,597	4,108
Net assets:
For contract liabilities	$13,011,187	$23,608	$402,574	$16,995,181	$12,951,414
Deferred contracts in the accumulation period:
Units owned by participants #	900,400	850	24,805	291,002	244,002
Minimum unit fair value #*	$12.89963	$27.76148	$16.22972	$24.82084	$26.89384
Maximum unit fair value #*	$14.92520	$27.76148	$16.22972	$95.39797	$72.57905
Contract liability	$13,011,187	$23,608	$402,574	$16,995,181	$12,951,414
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account	Eaton Vance Large-Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	0	6,161	140	558,333	358,287
Cost	$8	$72,709	$5,076	$28,125,284	$6,556,001
Market Value	$9	$74,054	$5,507	$28,100,896	$7,516,870
Due from Sponsor Company	—	—	—	18,034	—
Receivable from fund shares sold	—	—	—	—	24,421
Other assets	—	1	1	—	—
Total assets	9	74,055	5,508	28,118,930	7,541,291
Liabilities:
Due to Sponsor	8	1	3	—	24,436
Payable for fund shares purchased	—	—	—	18,044	—
Other liabilities	1	1	1	11	6
Total liabilities	9	2	4	18,055	24,442
Net assets:
For contract liabilities	$—	$74,053	$5,504	$28,100,875	$7,516,849
Deferred contracts in the accumulation period:
Units owned by participants #	—	4,996	194	1,029,503	368,737
Minimum unit fair value #*	$0.00000	$14.82274	$28.38297	$24.49367	$17.65172
Maximum unit fair value #*	$0.00000	$14.82274	$28.38297	$28.33923	$23.87642
Contract liability	—	$74,053	$5,504	$28,100,875	$7,516,849
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account
Assets:
Investments:
Number of shares	101,120	70,212	409,939	15,953	27,037
Cost	$1,327,011	$779,457	$2,344,866	$144,830	$773,661
Market Value	$1,578,488	$869,219	$2,316,158	$157,138	$906,265
Due from Sponsor Company	—	139	—	148	—
Receivable from fund shares sold	89	—	16,145	—	16
Other assets	—	—	618	—	—
Total assets	1,578,577	869,358	2,332,921	157,286	906,281
Liabilities:
Due to Sponsor	133	—	16,179	—	42
Payable for fund shares purchased	—	158	—	159	—
Other liabilities	12	11	—	5	8
Total liabilities	145	169	16,179	164	50
Net assets:
For contract liabilities	$1,578,432	$869,189	$2,316,742	$157,122	$906,231
Deferred contracts in the accumulation period:
Units owned by participants #	74,371	24,248	118,694	5,249	30,865
Minimum unit fair value #*	$18.99102	$31.17127	$18.17541	$29.66989	$27.36088
Maximum unit fair value #*	$28.90305	$38.92777	$21.22925	$32.17837	$30.22529
Contract liability	$1,578,432	$869,189	$2,316,742	$157,122	$906,231
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account
Assets:
Investments:
Number of shares	10,596	82,621	533	144,649	50,382
Cost	$141,375	$1,785,831	$10,798	$4,345,273	$1,182,402
Market Value	$150,986	$2,221,673	$12,237	$4,991,847	$1,509,935
Due from Sponsor Company	—	—	—	768	—
Receivable from fund shares sold	24	466	4	—	60
Other assets	—	—	—	1	2
Total assets	151,010	2,222,139	12,241	4,992,616	1,509,997
Liabilities:
Due to Sponsor	41	481	17	—	85
Payable for fund shares purchased	—	—	—	787	—
Other liabilities	8	4	7	2	6
Total liabilities	49	485	24	789	91
Net assets:
For contract liabilities	$150,961	$2,221,654	$12,217	$4,991,827	$1,509,906
Deferred contracts in the accumulation period:
Units owned by participants #	9,608	81,529	349	130,952	69,472
Minimum unit fair value #*	$14.26064	$26.45673	$34.13957	$31.49152	$18.96067
Maximum unit fair value #*	$17.57104	$30.28906	$37.02577	$46.73483	$27.52375
Contract liability	$150,961	$2,221,654	$12,217	$4,991,827	$1,509,906
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account
Assets:
Investments:
Number of shares	20,486	4,691	1,869	38,135	6,132
Cost	$428,007	$165,733	$15,213	$389,413	$196,934
Market Value	$388,011	$133,978	$15,273	$460,286	$211,200
Due from Sponsor Company	64	811	—	—	—
Receivable from fund shares sold	—	—	3	39	21
Other assets	4	—	—	—	—
Total assets	388,079	134,789	15,276	460,325	211,221
Liabilities:
Due to Sponsor	—	—	14	57	23
Payable for fund shares purchased	96	833	—	—	—
Other liabilities	3	7	2	6	2
Total liabilities	99	840	16	63	25
Net assets:
For contract liabilities	$387,980	$133,949	$15,260	$460,262	$211,196
Deferred contracts in the accumulation period:
Units owned by participants #	16,034	4,549	604	16,281	6,000
Minimum unit fair value #*	$22.39760	$28.52683	$25.11593	$27.12473	$35.19746
Maximum unit fair value #*	$25.09765	$30.26257	$26.38321	$33.74086	$35.19746
Contract liability	$387,980	$133,949	$15,260	$460,262	$211,196
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account
Assets:
Investments:
Number of shares	46,970	4,579	23,362	5,328	1,108
Cost	$1,989,522	$100,384	$174,872	$215,070	$8,058
Market Value	$1,776,879	$101,051	$172,642	$211,256	$8,354
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	1,787	21	30	29	3
Other assets	—	—	4	1	1
Total assets	1,778,666	101,072	172,676	211,286	8,358
Liabilities:
Due to Sponsor	1,822	26	62	50	5
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	5	4	3	4	4
Total liabilities	1,827	30	65	54	9
Net assets:
For contract liabilities	$1,776,839	$101,042	$172,611	$211,232	$8,349
Deferred contracts in the accumulation period:
Units owned by participants #	97,497	5,151	12,860	7,941	411
Minimum unit fair value #*	$17.02336	$16.81230	$13.00991	$21.06650	$19.18394
Maximum unit fair value #*	$20.06832	$21.64026	$13.73519	$27.71452	$20.36444
Contract liability	$1,776,839	$101,042	$172,611	$211,232	$8,349
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account
Assets:
Investments:
Number of shares	897,305	10,872	13,008	2,767	148
Cost	$4,997,875	$91,567	$142,602	$67,849	$4,968
Market Value	$5,383,830	$93,170	$144,001	$57,417	$5,288
Due from Sponsor Company	561	—	—	—	—
Receivable from fund shares sold	—	7	13	2	3
Other assets	—	9	17	—	5
Total assets	5,384,391	93,186	144,031	57,419	5,296
Liabilities:
Due to Sponsor	—	8	28	19	18
Payable for fund shares purchased	572	—	—	—	—
Other liabilities	3	—	3	—	3
Total liabilities	575	8	31	19	21
Net assets:
For contract liabilities	$5,383,816	$93,178	$144,000	$57,400	$5,275
Deferred contracts in the accumulation period:
Units owned by participants #	196,503	8,944	5,804	3,089	310
Minimum unit fair value #*	$25.28274	$10.41823	$15.00906	$17.34837	$16.28042
Maximum unit fair value #*	$33.62651	$10.41823	$50.47058	$18.63789	$17.13318
Contract liability	$5,383,816	$93,178	$144,000	$57,400	$5,275
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account
Assets:
Investments:
Number of shares	15,537	4,989	4,300	74,783	17,578
Cost	$559,153	$95,599	$53,327	$1,214,182	$336,582
Market Value	$759,143	$115,391	$57,237	$1,462,000	$389,710
Due from Sponsor Company	—	—	—	30	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	2	1	—	3	2
Total assets	759,145	115,392	57,237	1,462,033	389,712
Liabilities:
Due to Sponsor	—	2	1	—	7
Payable for fund shares purchased	—	—	—	30	—
Other liabilities	—	4	1	—	1
Total liabilities	—	6	2	30	8
Net assets:
For contract liabilities	$759,145	$115,386	$57,235	$1,462,003	$389,704
Deferred contracts in the accumulation period:
Units owned by participants #	17,733	7,288	2,447	56,727	15,158
Minimum unit fair value #*	$42.74274	$15.83330	$23.39241	$24.79811	$25.70978
Maximum unit fair value #*	$53.77373	$15.83330	$23.39241	$25.66071	$25.70978
Contract liability	$759,145	$115,386	$57,235	$1,406,919	$389,704
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	2,221.00	—
Minimum unit fair value #*	—	—	—	$24.80144	—
Maximum unit fair value #*	—	—	—	$24.80144	—
Contract liability	—	—	—	$55,084	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account
Assets:
Investments:
Number of shares	6,777	40,990	4,214	28,173	209
Cost	$86,991	$533,705	$53,159	$375,162	$8,385
Market Value	$94,331	$622,639	$55,294	$428,510	$10,017
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	59	—	13	3
Other assets	2	4	—	3	3
Total assets	94,333	622,702	55,294	428,526	10,023
Liabilities:
Due to Sponsor	7	65	1	17	13
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	—	1	2	1	1
Total liabilities	7	66	3	18	14
Net assets:
For contract liabilities	$94,326	$622,636	$55,291	$428,508	$10,009
Deferred contracts in the accumulation period:
Units owned by participants #	3,087	17,226	2,012	12,850	424
Minimum unit fair value #*	$30.55866	$35.54848	$27.48075	$33.34641	$23.58707
Maximum unit fair value #*	$30.55866	$36.14581	$27.48075	$33.34641	$23.58707
Contract liability	$94,326	$622,636	$55,291	$428,508	$10,009
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account
Assets:
Investments:
Number of shares	47,860	402,097	260,434	458,773	84,386
Cost	$933,412	$759,275	$2,584,747	$5,487,028	$536,697
Market Value	$1,051,012	$747,900	$2,494,956	$4,918,042	$508,847
Due from Sponsor Company	29	—	—	—	—
Receivable from fund shares sold	—	88	5,098	3,727	125
Other assets	2	3	1	5	1
Total assets	1,051,043	747,991	2,500,055	4,921,774	508,973
Liabilities:
Due to Sponsor	—	119	5,131	3,750	145
Payable for fund shares purchased	53	—	—	—	—
Other liabilities	5	7	3	2	1
Total liabilities	58	126	5,134	3,752	146
Net assets:
For contract liabilities	$1,050,985	$747,865	$2,494,921	$4,918,022	$508,827
Deferred contracts in the accumulation period:
Units owned by participants #	74,539	38,768	152,240	273,906	37,778
Minimum unit fair value #*	$11.60086	$18.20131	$15.36035	$16.37700	$13.28931
Maximum unit fair value #*	$18.08779	$20.94676	$17.65148	$18.75297	$14.23565
Contract liability	$1,050,985	$747,865	$2,494,921	$4,918,022	$508,827
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account
Assets:
Investments:
Number of shares	61,820	328,597	70,866	2,921,321	149,051
Cost	$3,064,051	$10,042,633	$1,618,101	$6,612,879	$12,439,800
Market Value	$3,017,440	$10,025,499	$1,599,448	$6,865,103	$16,729,452
Due from Sponsor Company	1,298	5,129	—	1,649	—
Receivable from fund shares sold	—	—	1,345	—	17,380
Other assets	2	1	1	6	—
Total assets	3,018,740	10,030,629	1,600,794	6,866,758	16,746,832
Liabilities:
Due to Sponsor	—	—	1,375	—	17,395
Payable for fund shares purchased	1,343	5,195	—	1,669	—
Other liabilities	7	13	5	6	5
Total liabilities	1,350	5,208	1,380	1,675	17,400
Net assets:
For contract liabilities	$3,017,390	$10,025,421	$1,599,414	$6,865,083	$16,729,432
Deferred contracts in the accumulation period:
Units owned by participants #	106,100	570,715	95,106	388,568	536,630
Minimum unit fair value #*	$19.35284	$16.22585	$11.39025	$15.96658	$27.15501
Maximum unit fair value #*	$48.81000	$22.53875	$41.97466	$20.41224	$35.39940
Contract liability	$3,017,390	$10,025,421	$1,599,414	$6,865,083	$16,729,432
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	35,945	56,583	60,025	139,644	144,766
Cost	$352,723	$2,343,593	$879,994	$3,660,008	$4,970,221
Market Value	$353,694	$1,926,090	$974,809	$3,806,698	$4,691,704
Due from Sponsor Company	—	—	976	33	785
Receivable from fund shares sold	16	97	—	—	—
Other assets	14	1	—	—	—
Total assets	353,724	1,926,188	975,785	3,806,731	4,692,489
Liabilities:
Due to Sponsor	38	102	—	—	—
Payable for fund shares purchased	—	—	1,011	63	812
Other liabilities	6	2	9	3	6
Total liabilities	44	104	1,020	66	818
Net assets:
For contract liabilities	$353,680	$1,926,084	$974,765	$3,806,665	$4,691,671
Deferred contracts in the accumulation period:
Units owned by participants #	23,603	56,715	51,218	175,383	171,736
Minimum unit fair value #*	$14.59320	$31.34830	$15.63582	$15.03523	$19.62534
Maximum unit fair value #*	$16.29701	$34.06005	$20.68877	$28.73040	$35.99116
Contract liability	$353,680	$1,926,084	$974,765	$3,806,665	$4,691,671
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Highland Premier Growth Equity Sub-Account
Assets:
Investments:
Number of shares	198,804	374,876	426,328	936,405	6,798
Cost	$2,776,608	$6,694,344	$6,449,189	$6,715,476	$150,820
Market Value	$2,799,162	$6,796,510	$6,429,027	$6,807,663	$107,275
Due from Sponsor Company	—	111	700	2,053	—
Receivable from fund shares sold	42	—	—	—	23
Other assets	—	—	1	—	3
Total assets	2,799,204	6,796,621	6,429,728	6,809,716	107,301
Liabilities:
Due to Sponsor	62	—	—	—	29
Payable for fund shares purchased	—	125	706	2,072	—
Other liabilities	7	3	2	5	2
Total liabilities	69	128	708	2,077	31
Net assets:
For contract liabilities	$2,799,135	$6,796,493	$6,429,020	$6,807,639	$107,270
Deferred contracts in the accumulation period:
Units owned by participants #	170,095	345,544	348,224	306,661	4,364
Minimum unit fair value #*	$15.14037	$17.80666	$16.76519	$11.23587	$15.78000
Maximum unit fair value #*	$18.00641	$22.55876	$20.47191	$25.89837	$27.62882
Contract liability	$2,799,135	$6,796,493	$6,429,020	$6,807,639	$107,270
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account
Assets:
Investments:
Number of shares	2,592	8	13,054	0	134,925
Cost	$54,786	$186	$135,391	$14	$2,001,816
Market Value	$62,311	$202	$139,812	$24	$2,010,378
Due from Sponsor Company	—	—	—	—	1,475
Receivable from fund shares sold	6	1	38	—	—
Other assets	2	—	7	—	49
Total assets	62,319	203	139,857	24	2,011,902
Liabilities:
Due to Sponsor	20	16	42	8	—
Payable for fund shares purchased	—	—	—	—	1,508
Other liabilities	3	6	—	3	—
Total liabilities	23	22	42	11	1,508
Net assets:
For contract liabilities	$62,296	$181	$139,815	$13	$2,010,394
Deferred contracts in the accumulation period:
Units owned by participants #	3,349	7	10,065	1	144,890
Minimum unit fair value #*	$18.01209	$26.45137	$13.88004	$23.31970	$12.93456
Maximum unit fair value #*	$19.17252	$27.44851	$13.96223	$23.31970	$14.90000
Contract liability	$62,296	$181	$139,815	$13	$2,010,394
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	3,016	63,374	552	127,481	112,206
Cost	$87,043	$1,168,550	$10,822	$4,545,408	$5,755,593
Market Value	$121,653	$893,568	$11,793	$4,357,288	$5,613,683
Due from Sponsor Company	—	290	—	—	—
Receivable from fund shares sold	29	—	8	397	13,207
Other assets	—	—	—	2	—
Total assets	121,682	893,858	11,801	4,357,687	5,626,890
Liabilities:
Due to Sponsor	53	—	22	420	13,240
Payable for fund shares purchased	—	326	—	—	—
Other liabilities	7	7	5	5	8
Total liabilities	60	333	27	425	13,248
Net assets:
For contract liabilities	$121,622	$893,525	$11,774	$4,357,262	$5,613,642
Deferred contracts in the accumulation period:
Units owned by participants #	6,484	31,021	1,049	107,064	234,040
Minimum unit fair value #*	$16.36399	$26.35688	$10.17398	$18.43264	$21.50905
Maximum unit fair value #*	$20.71067	$33.26580	$12.45183	$102.19553	$26.66713
Contract liability	$121,622	$893,525	$11,774	$4,357,262	$5,613,642
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account
Assets:
Investments:
Number of shares	7,119	436,532	30,787	10,399	201
Cost	$70,354	$2,961,084	$476,044	$191,356	$1,616
Market Value	$61,291	$2,828,730	$463,655	$199,242	$1,701
Due from Sponsor Company	—	—	—	63	—
Receivable from fund shares sold	—	947	4,206	—	—
Other assets	—	315	—	—	—
Total assets	61,291	2,829,992	467,861	199,305	1,701
Liabilities:
Due to Sponsor	14	979	4,226	—	9
Payable for fund shares purchased	16	—	—	90	—
Other liabilities	11	—	6	9	2
Total liabilities	41	979	4,232	99	11
Net assets:
For contract liabilities	$61,250	$2,829,013	$463,629	$199,206	$1,690
Deferred contracts in the accumulation period:
Units owned by participants #	1,940	126,891	27,981	3,508	128
Minimum unit fair value #*	$26.70082	$6.48000	$15.72475	$56.21742	$13.20689
Maximum unit fair value #*	$32.86504	$23.42488	$17.28876	$60.96984	$13.20689
Contract liability	$61,250	$2,829,013	$463,629	$199,206	$1,690
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account
Assets:
Investments:
Number of shares	2	241,830	1,159,131	532,387	1,189,200
Cost	$16	$6,124,084	$13,147,704	$26,363,751	$26,395,094
Market Value	$13	$7,322,218	$13,250,180	$24,516,421	$26,234,592
Due from Sponsor Company	—	—	2,834	—	—
Receivable from fund shares sold	—	6,661	—	3,633	80
Other assets	1	—	1	—	—
Total assets	14	7,328,879	13,253,015	24,520,054	26,234,672
Liabilities:
Due to Sponsor	13	6,703	—	3,646	110
Payable for fund shares purchased	—	—	2,884	—	—
Other liabilities	1	6	7	3	8
Total liabilities	14	6,709	2,891	3,649	118
Net assets:
For contract liabilities	$—	$7,322,170	$13,250,124	$24,516,405	$26,234,554
Deferred contracts in the accumulation period:
Units owned by participants #	—	324,417	838,011	580,946	1,814,929
Minimum unit fair value #*	$0.00000	$16.42146	$11.44000	$22.73005	$9.56699
Maximum unit fair value #*	$0.00000	$30.27000	$23.16151	$64.65811	$40.44468
Contract liability	—	$7,322,170	$13,212,890	$24,482,682	$26,226,246
Deferred contracts in the annuity period:
Units owned by participants #	—	—	2,330.00	1,264.00	291.00
Minimum unit fair value #*	—	—	$15.98026	$26.67959	$28.54983
Maximum unit fair value #*	—	—	$15.98026	$26.67959	$28.54983
Contract liability	—	—	$37,234	$33,723	$8,308

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account
Assets:
Investments:
Number of shares	174,189	50,157	47	233,684	51,809
Cost	$4,018,803	$1,273,596	$715	$7,905,282	$779,579
Market Value	$4,029,272	$1,385,987	$737	$7,847,997	$860,406
Due from Sponsor Company	3,466	—	—	1,687	—
Receivable from fund shares sold	—	—	1	—	75
Other assets	—	5	—	—	—
Total assets	4,032,738	1,385,992	738	7,849,684	860,481
Liabilities:
Due to Sponsor	—	3	3	—	122
Payable for fund shares purchased	3,520	64	—	1,720	—
Other liabilities	17	11	—	5	12
Total liabilities	3,537	78	3	1,725	134
Net assets:
For contract liabilities	$4,029,201	$1,385,914	$735	$7,847,959	$860,347
Deferred contracts in the accumulation period:
Units owned by participants #	110,130	65,698	25	248,765	49,650
Minimum unit fair value #*	$19.75658	$18.47016	$28.83858	$27.01540	$13.75803
Maximum unit fair value #*	$82.89144	$26.72527	$28.83858	$41.52283	$18.63459
Contract liability	$4,029,201	$1,385,914	$735	$7,847,959	$860,347
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account
Assets:
Investments:
Number of shares	431,131	353,785	254,727	20,936	55,007
Cost	$15,224,327	$3,547,610	$4,848,370	$578,422	$3,231,430
Market Value	$16,456,276	$3,602,928	$5,142,816	$609,818	$5,092,513
Due from Sponsor Company	—	—	15	438	1,197
Receivable from fund shares sold	56	—	—	—	—
Other assets	—	5	1	—	2
Total assets	16,456,332	3,602,933	5,142,832	610,256	5,093,712
Liabilities:
Due to Sponsor	81	13	—	—	—
Payable for fund shares purchased	—	66	62	488	1,233
Other liabilities	5	—	7	5	10
Total liabilities	86	79	69	493	1,243
Net assets:
For contract liabilities	$16,456,246	$3,602,854	$5,142,763	$609,763	$5,092,469
Deferred contracts in the accumulation period:
Units owned by participants #	282,568	358,317	463,855	18,875	168,968
Minimum unit fair value #*	$35.44537	$3.68685	$6.68455	$27.90146	$22.52166
Maximum unit fair value #*	$62.78660	$13.39402	$46.51475	$34.89390	$55.42467
Contract liability	$16,456,246	$3,566,510	$5,142,763	$609,763	$5,092,469
Deferred contracts in the annuity period:
Units owned by participants #	—	3,440.00	—	—	—
Minimum unit fair value #*	—	$10.56512	—	—	—
Maximum unit fair value #*	—	$10.56512	—	—	—
Contract liability	—	$36,344	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account
Assets:
Investments:
Number of shares	61,185	116,011	36,947	11,146	32,456
Cost	$640,549	$1,663,389	$365,213	$82,305	$811,560
Market Value	$630,820	$1,665,058	$346,195	$83,373	$881,186
Due from Sponsor Company	590	—	—	—	—
Receivable from fund shares sold	—	174	21	2	2
Other assets	—	1	2	10	—
Total assets	631,410	1,665,233	346,218	83,385	881,188
Liabilities:
Due to Sponsor	—	216	37	19	26
Payable for fund shares purchased	608	—	—	—	—
Other liabilities	6	18	7	—	7
Total liabilities	614	234	44	19	33
Net assets:
For contract liabilities	$630,796	$1,664,999	$346,174	$83,366	$881,155
Deferred contracts in the accumulation period:
Units owned by participants #	54,836	64,663	16,097	4,352	32,565
Minimum unit fair value #*	$10.98499	$14.36000	$20.83713	$19.15713	$23.12862
Maximum unit fair value #*	$12.29032	$28.12189	$22.43393	$19.15713	$45.57213
Contract liability	$630,796	$1,664,999	$346,174	$83,366	$881,155
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account
Assets:
Investments:
Number of shares	24,374	23,720	13,238	48,832	8,966
Cost	$390,173	$742,935	$290,308	$515,701	$313,795
Market Value	$414,363	$856,753	$326,305	$527,677	$368,767
Due from Sponsor Company	—	—	—	529	1,335
Receivable from fund shares sold	1,187	6,146	51	—	—
Other assets	—	2	—	27	—
Total assets	415,550	862,901	326,356	528,233	370,102
Liabilities:
Due to Sponsor	1,202	6,157	84	—	—
Payable for fund shares purchased	—	—	—	588	1,361
Other liabilities	8	4	7	—	7
Total liabilities	1,210	6,161	91	588	1,368
Net assets:
For contract liabilities	$414,340	$856,740	$326,265	$527,645	$368,734
Deferred contracts in the accumulation period:
Units owned by participants #	27,822	27,319	11,266	35,108	8,885
Minimum unit fair value #*	$13.97084	$30.85370	$21.93403	$13.69595	$33.96439
Maximum unit fair value #*	$16.77157	$33.21831	$48.40605	$15.65194	$58.80367
Contract liability	$414,340	$856,740	$326,265	$527,645	$368,734
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account
Assets:
Investments:
Number of shares	8,913	127	195,453	74,784	165,841
Cost	$358,101	$2,499	$2,284,376	$764,016	$6,707,037
Market Value	$377,643	$2,764	$2,332,593	$809,459	$7,391,645
Due from Sponsor Company	544	—	—	—	68
Receivable from fund shares sold	—	—	339	10,349	—
Other assets	—	—	—	—	1
Total assets	378,187	2,764	2,332,932	819,808	7,391,714
Liabilities:
Due to Sponsor	—	17	402	10,388	—
Payable for fund shares purchased	552	—	—	—	95
Other liabilities	5	4	14	7	4
Total liabilities	557	21	416	10,395	99
Net assets:
For contract liabilities	$377,630	$2,743	$2,332,516	$809,413	$7,391,615
Deferred contracts in the accumulation period:
Units owned by participants #	12,370	140	144,884	48,261	323,685
Minimum unit fair value #*	$28.70461	$19.65113	$14.51010	$12.99682	$21.05762
Maximum unit fair value #*	$56.43670	$19.65113	$24.04838	$19.02351	$46.26220
Contract liability	$377,630	$2,743	$2,332,516	$809,413	$7,391,615
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford MidCap Value Fund Sub-Account
Assets:
Investments:
Number of shares	215,924	43,794	26,615	28,356	10,815
Cost	$2,570,340	$471,203	$499,591	$403,518	$161,083
Market Value	$2,778,171	$458,081	$524,848	$425,345	$174,554
Due from Sponsor Company	—	—	140	—	—
Receivable from fund shares sold	300	978	—	49	—
Other assets	—	2	5	—	—
Total assets	2,778,471	459,061	524,993	425,394	174,554
Liabilities:
Due to Sponsor	331	1,010	—	76	20
Payable for fund shares purchased	—	—	162	—	—
Other liabilities	9	3	8	11	6
Total liabilities	340	1,013	170	87	26
Net assets:
For contract liabilities	$2,778,131	$458,048	$524,823	$425,307	$174,528
Deferred contracts in the accumulation period:
Units owned by participants #	158,005	36,252	18,536	23,098	8,749
Minimum unit fair value #*	$16.39949	$12.29954	$27.20621	$18.08117	$19.34996
Maximum unit fair value #*	$29.50394	$13.33968	$29.72686	$19.32722	$20.68389
Contract liability	$2,778,131	$458,048	$524,823	$425,307	$174,528
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account	Ivy Large Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	17,509	19,863	18,445	73,044	27,464
Cost	$456,824	$491,312	$811,067	$1,181,918	$544,126
Market Value	$617,885	$540,861	$914,856	$959,074	$670,406
Due from Sponsor Company	—	—	3,421	54	—
Receivable from fund shares sold	52	—	—	—	14,921
Other assets	3	1	1	—	1
Total assets	617,940	540,862	918,278	959,128	685,328
Liabilities:
Due to Sponsor	64	—	—	—	14,953
Payable for fund shares purchased	—	—	3,449	73	—
Other liabilities	4	3	7	3	10
Total liabilities	68	3	3,456	76	14,963
Net assets:
For contract liabilities	$617,872	$540,859	$914,822	$959,052	$670,365
Deferred contracts in the accumulation period:
Units owned by participants #	24,324	17,482	37,304	156,362	20,244
Minimum unit fair value #*	$23.56720	$30.89335	$22.01293	$4.70773	$30.70397
Maximum unit fair value #*	$27.15808	$36.85939	$28.42796	$7.73878	$36.86432
Contract liability	$617,872	$540,859	$914,822	$959,052	$670,365
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account	Janus Henderson Global Research Portfolio Sub-Account	Janus Henderson Enterprise Portfolio Sub-Account
Assets:
Investments:
Number of shares	22,051	16,347	65,248	5,179	1,185
Cost	$1,404,034	$383,522	$2,551,491	$196,225	$79,535
Market Value	$1,687,553	$356,357	$2,895,720	$293,100	$101,252
Due from Sponsor Company	—	—	5	—	—
Receivable from fund shares sold	148	39	—	—	—
Other assets	—	—	3	3	1
Total assets	1,687,701	356,396	2,895,728	293,103	101,253
Liabilities:
Due to Sponsor	180	70	—	2	2
Payable for fund shares purchased	—	—	5	4	—
Other liabilities	11	8	3	2	3
Total liabilities	191	78	8	8	5
Net assets:
For contract liabilities	$1,687,510	$356,318	$2,895,720	$293,095	$101,248
Deferred contracts in the accumulation period:
Units owned by participants #	40,534	19,346	69,358	13,145	2,387
Minimum unit fair value #*	$39.28914	$18.31549	$39.97249	$21.31808	$42.39542
Maximum unit fair value #*	$43.91149	$19.86419	$41.61199	$24.93706	$42.96544
Contract liability	$1,687,510	$356,318	$2,885,907	$280,861	$101,248
Deferred contracts in the annuity period:
Units owned by participants #	—	—	236.00	574.00	—
Minimum unit fair value #*	—	—	$41.58051	$21.31359	—
Maximum unit fair value #*	—	—	$41.58051	$21.31359	—
Contract liability	—	—	$9,813	$12,234	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account	Janus Henderson Forty Fund Sub-Account	Janus Henderson Balanced Fund Sub-Account
Assets:
Investments:
Number of shares	11,961	6,452	3,277	198,952	65,581
Cost	$376,427	$235,135	$33,920	$6,304,303	$2,058,020
Market Value	$472,235	$214,782	$34,600	$7,142,379	$2,409,440
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	35,800	3,853
Other assets	2	—	3	—	—
Total assets	472,237	214,782	34,603	7,178,179	2,413,293
Liabilities:
Due to Sponsor	9	4	3	35,811	3,873
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	3	5	3	1	8
Total liabilities	12	9	6	35,812	3,881
Net assets:
For contract liabilities	$472,225	$214,773	$34,597	$7,142,367	$2,409,412
Deferred contracts in the accumulation period:
Units owned by participants #	16,884	15,456	2,357	175,411	93,210
Minimum unit fair value #*	$27.96836	$11.03104	$14.67784	$30.45496	$24.23886
Maximum unit fair value #*	$27.96836	$13.96301	$14.67784	$58.74620	$26.22244
Contract liability	$472,225	$214,773	$34,597	$7,142,367	$2,409,412
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account	Janus Henderson Mid Cap Value Fund Sub-Account	PGIM Jennison Natural Resources Fund Sub-Account
Assets:
Investments:
Number of shares	9,949	49,658	2,252	71,498	12,705
Cost	$1,003,925	$1,637,892	$145,334	$1,214,165	$433,217
Market Value	$1,363,036	$1,693,845	$192,360	$1,169,711	$402,233
Due from Sponsor Company	2,451	1,049	133	—	—
Receivable from fund shares sold	—	—	—	110	8
Other assets	—	—	1	3	2
Total assets	1,365,487	1,694,894	192,494	1,169,824	402,243
Liabilities:
Due to Sponsor	—	—	—	151	54
Payable for fund shares purchased	2,469	1,085	155	—	—
Other liabilities	9	6	2	5	1
Total liabilities	2,478	1,091	157	156	55
Net assets:
For contract liabilities	$1,363,009	$1,693,803	$192,337	$1,169,668	$402,188
Deferred contracts in the accumulation period:
Units owned by participants #	29,024	140,182	9,937	41,771	59,790
Minimum unit fair value #*	$45.38946	$11.37660	$15.63131	$26.21331	$6.18375
Maximum unit fair value #*	$49.10316	$12.97100	$28.11090	$29.88517	$6.83171
Contract liability	$1,363,009	$1,693,803	$192,337	$1,169,668	$402,188
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	PGIM Jennison Mid-Cap Growth Fund Sub-Account	PGIM Jennison 20/20 Focus Fund Sub-Account	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account
Assets:
Investments:
Number of shares	32,301	12,268	199	434,077	1,177
Cost	$915,629	$183,853	$7,557	$5,066,751	$52,625
Market Value	$708,362	$184,386	$7,960	$5,135,131	$60,061
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	91	48	1	7,304	23
Other assets	—	—	—	—	3
Total assets	708,453	184,434	7,961	5,142,435	60,087
Liabilities:
Due to Sponsor	126	60	2	7,341	50
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	12	7	4	7	6
Total liabilities	138	67	6	7,348	56
Net assets:
For contract liabilities	$708,315	$184,367	$7,955	$5,135,087	$60,031
Deferred contracts in the accumulation period:
Units owned by participants #	15,574	4,263	305	337,619	1,155
Minimum unit fair value #*	$43.45010	$41.58526	$26.08730	$13.52679	$50.54841
Maximum unit fair value #*	$47.89454	$45.10106	$26.08730	$15.48641	$55.71892
Contract liability	$708,315	$184,367	$7,955	$5,135,087	$60,031
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account
Assets:
Investments:
Number of shares	47,877	16,901	49,722	317,154	483,824
Cost	$690,660	$425,270	$756,970	$5,854,909	$8,749,927
Market Value	$828,759	$402,242	$798,032	$5,569,230	$8,713,670
Due from Sponsor Company	791	90	—	170	—
Receivable from fund shares sold	—	—	1,439	—	369
Other assets	1	1	2	3	2
Total assets	829,551	402,333	799,473	5,569,403	8,714,041
Liabilities:
Due to Sponsor	—	—	1,461	—	399
Payable for fund shares purchased	811	105	—	194	—
Other liabilities	1	—	6	3	2
Total liabilities	812	105	1,467	197	401
Net assets:
For contract liabilities	$828,739	$402,228	$798,006	$5,569,206	$8,713,640
Deferred contracts in the accumulation period:
Units owned by participants #	12,428	8,907	25,938	342,833	510,095
Minimum unit fair value #*	$65.52655	$41.49477	$29.87584	$15.61765	$16.53660
Maximum unit fair value #*	$71.06614	$47.50486	$33.78793	$17.45262	$18.47956
Contract liability	$828,739	$402,228	$798,006	$5,569,206	$8,713,640
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account
Assets:
Investments:
Number of shares	419,457	276,292	260,183	204,204	164,878
Cost	$8,229,564	$5,294,050	$5,394,754	$4,074,555	$3,297,892
Market Value	$8,024,221	$5,506,495	$5,547,097	$4,229,070	$3,434,411
Due from Sponsor Company	4,034	—	656	2,590	447
Receivable from fund shares sold	—	141	—	—	—
Other assets	1	—	4	1	—
Total assets	8,028,256	5,506,636	5,547,757	4,231,661	3,434,858
Liabilities:
Due to Sponsor	—	165	—	—	—
Payable for fund shares purchased	4,054	—	682	2,615	485
Other liabilities	1	9	9	7	10
Total liabilities	4,055	174	691	2,622	495
Net assets:
For contract liabilities	$8,024,201	$5,506,462	$5,547,066	$4,229,039	$3,434,363
Deferred contracts in the accumulation period:
Units owned by participants #	442,585	297,252	290,340	222,483	179,383
Minimum unit fair value #*	$17.28572	$17.85658	$18.32356	$18.43152	$18.41105
Maximum unit fair value #*	$19.31676	$19.95473	$20.47657	$20.59724	$20.57436
Contract liability	$8,024,201	$5,506,462	$5,547,066	$4,229,039	$3,434,363
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account
Assets:
Investments:
Number of shares	123,195	76,654	280,933	10,631	28,967
Cost	$2,194,496	$1,755,935	$3,838,931	$163,411	$419,448
Market Value	$2,041,342	$1,834,341	$3,848,780	$160,096	$457,200
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	4,379	621	6,721	—	92
Other assets	2	1	—	5	—
Total assets	2,045,723	1,834,963	3,855,501	160,101	457,292
Liabilities:
Due to Sponsor	4,400	647	6,766	22	130
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	8	7	3	3	14
Total liabilities	4,408	654	6,769	25	144
Net assets:
For contract liabilities	$2,041,315	$1,834,309	$3,848,732	$160,076	$457,148
Deferred contracts in the accumulation period:
Units owned by participants #	140,340	97,687	165,248	6,194	23,303
Minimum unit fair value #*	$13.89384	$18.22976	$20.67403	$25.84152	$17.57466
Maximum unit fair value #*	$15.52635	$20.07599	$23.66864	$25.84152	$22.57543
Contract liability	$2,041,315	$1,834,309	$3,848,732	$160,076	$457,148
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities fund Sub-Account	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account
Assets:
Investments:
Number of shares	207,656	292,737	6,211	13,857	585,205
Cost	$2,615,594	$2,345,826	$125,852	$200,293	$6,068,729
Market Value	$2,484,873	$2,381,302	$149,065	$222,193	$6,127,098
Due from Sponsor Company	—	1,813	709	—	805
Receivable from fund shares sold	15,186	—	—	21	2
Other assets	—	270	4	4	582
Total assets	2,500,059	2,383,385	149,778	222,218	6,128,487
Liabilities:
Due to Sponsor	15,232	—	—	52	—
Payable for fund shares purchased	—	1,843	731	—	826
Other liabilities	15	—	4	8	—
Total liabilities	15,247	1,843	735	60	826
Net assets:
For contract liabilities	$2,484,812	$2,381,542	$149,043	$222,158	$6,127,661
Deferred contracts in the accumulation period:
Units owned by participants #	76,593	119,102	5,639	9,403	345,562
Minimum unit fair value #*	$22.80409	$18.63384	$25.86180	$21.89524	$15.44823
Maximum unit fair value #*	$67.86314	$22.13174	$28.40522	$76.18550	$18.06246
Contract liability	$2,484,812	$2,381,542	$149,043	$222,158	$6,127,661
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	49,292	28,477	176,984	2,412	48,373
Cost	$1,027,501	$380,414	$3,351,680	$187,808	$576,949
Market Value	$967,411	$389,562	$3,100,969	$242,705	$532,105
Due from Sponsor Company	2,740	43	919	—	155
Receivable from fund shares sold	—	—	—	34	—
Other assets	3	—	—	—	—
Total assets	970,154	389,605	3,101,888	242,739	532,260
Liabilities:
Due to Sponsor	—	—	—	57	—
Payable for fund shares purchased	2,786	68	974	—	180
Other liabilities	2	3	4	5	10
Total liabilities	2,788	71	978	62	190
Net assets:
For contract liabilities	$967,366	$389,534	$3,100,910	$242,677	$532,070
Deferred contracts in the accumulation period:
Units owned by participants #	32,452	36,866	138,097	11,180	48,235
Minimum unit fair value #*	$29.02574	$9.70134	$15.33602	$12.62818	$10.29225
Maximum unit fair value #*	$37.57709	$12.93585	$25.73121	$100.62000	$11.57239
Contract liability	$967,366	$389,534	$3,100,910	$242,677	$532,070
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	16,672	124,778	277,431	10,573	34,257
Cost	$244,742	$3,181,544	$963,721	$290,917	$451,935
Market Value	$248,407	$4,104,363	$959,911	$367,712	$720,083
Due from Sponsor Company	—	313	253	192	—
Receivable from fund shares sold	11	—	—	—	—
Other assets	19	—	95	—	—
Total assets	248,437	4,104,676	960,259	367,904	720,083
Liabilities:
Due to Sponsor	43	—	—	—	4
Payable for fund shares purchased	—	334	285	212	21
Other liabilities	—	11	3	6	9
Total liabilities	43	345	288	218	34
Net assets:
For contract liabilities	$248,394	$4,104,331	$959,971	$367,686	$720,049
Deferred contracts in the accumulation period:
Units owned by participants #	15,530	122,973	57,976	10,004	29,431
Minimum unit fair value #*	$15.32255	$18.04202	$12.47508	$21.12283	$20.52690
Maximum unit fair value #*	$16.74214	$39.66774	$28.05590	$38.48102	$27.51812
Contract liability	$248,394	$4,104,331	$959,971	$367,686	$720,049
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account
Assets:
Investments:
Number of shares	145,302	124,558	106,500	198,087	198,247
Cost	$3,628,525	$2,091,437	$1,864,704	$4,062,117	$6,888,173
Market Value	$4,042,298	$2,433,866	$2,130,001	$4,506,464	$8,780,271
Due from Sponsor Company	—	—	500	—	—
Receivable from fund shares sold	7	4,064	—	22,058	5,865
Other assets	4	2	—	—	—
Total assets	4,042,309	2,437,932	2,130,501	4,528,522	8,786,136
Liabilities:
Due to Sponsor	37	4,099	—	22,092	5,911
Payable for fund shares purchased	—	—	522	—	—
Other liabilities	8	9	13	24	10
Total liabilities	45	4,108	535	22,116	5,921
Net assets:
For contract liabilities	$4,042,264	$2,433,824	$2,129,966	$4,506,406	$8,780,215
Deferred contracts in the accumulation period:
Units owned by participants #	164,315	198,689	110,452	219,044	392,892
Minimum unit fair value #*	$22.05600	$11.55682	$17.48853	$14.05779	$16.67017
Maximum unit fair value #*	$24.64783	$12.83701	$21.43661	$55.51724	$38.11853
Contract liability	$4,042,264	$2,433,824	$2,129,966	$4,506,406	$8,780,215
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account
Assets:
Investments:
Number of shares	174,768	28,696	5,697	78,767	387,350
Cost	$1,830,717	$840,891	$169,216	$2,224,197	$3,837,070
Market Value	$1,922,448	$930,894	$209,035	$2,755,178	$3,850,260
Due from Sponsor Company	772	143	—	2,005	624
Receivable from fund shares sold	—	—	26	—	—
Other assets	110	—	—	—	92
Total assets	1,923,330	931,037	209,061	2,757,183	3,850,976
Liabilities:
Due to Sponsor	—	—	37	—	—
Payable for fund shares purchased	790	172	—	2,044	666
Other liabilities	—	7	4	9	6
Total liabilities	790	179	41	2,053	672
Net assets:
For contract liabilities	$1,922,540	$930,858	$209,020	$2,755,130	$3,850,304
Deferred contracts in the accumulation period:
Units owned by participants #	116,893	18,987	10,683	141,138	285,595
Minimum unit fair value #*	$15.16961	$45.54059	$19.17859	$19.02992	$9.94000
Maximum unit fair value #*	$17.31657	$52.13602	$20.64844	$39.28216	$14.03880
Contract liability	$1,922,540	$930,858	$209,020	$2,755,130	$3,850,304
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account
Assets:
Investments:
Number of shares	306,986	3,668	527	6,784	2,301
Cost	$11,107,027	$80,920	$12,128	$199,164	$200,479
Market Value	$13,826,650	$172,840	$13,077	$238,672	$272,902
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	28,639	17	—	—	27
Other assets	3	2	3	—	—
Total assets	13,855,292	172,859	13,080	238,672	272,929
Liabilities:
Due to Sponsor	28,677	40	1	11	43
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	5	3	2	4	4
Total liabilities	28,682	43	3	15	47
Net assets:
For contract liabilities	$13,826,610	$172,816	$13,077	$238,657	$272,882
Deferred contracts in the accumulation period:
Units owned by participants #	328,229	2,155	793	8,394	8,922
Minimum unit fair value #*	$36.97638	$76.21267	$16.48739	$28.43294	$29.78672
Maximum unit fair value #*	$45.04000	$82.65475	$16.48739	$28.43294	$31.34579
Contract liability	$13,826,610	$172,816	$13,077	$238,657	$272,882
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account
Assets:
Investments:
Number of shares	42,795	340,917	4,442	1,265	83,935
Cost	$249,539	$6,565,647	$66,245	$32,329	$1,532,265
Market Value	$244,789	$6,549,022	$74,988	$36,545	$1,525,093
Due from Sponsor Company	—	—	—	—	1,102
Receivable from fund shares sold	—	41,567	22	1	—
Other assets	—	—	—	3	—
Total assets	244,789	6,590,589	75,010	36,549	1,526,195
Liabilities:
Due to Sponsor	5	41,589	42	7	—
Payable for fund shares purchased	—	—	—	—	1,132
Other liabilities	1	3	6	1	6
Total liabilities	6	41,592	48	8	1,138
Net assets:
For contract liabilities	$244,783	$6,548,997	$74,962	$36,541	$1,525,057
Deferred contracts in the accumulation period:
Units owned by participants #	18,304	381,607	3,403	1,660	64,948
Minimum unit fair value #*	$13.37310	$15.75279	$19.49889	$22.01736	$20.23455
Maximum unit fair value #*	$13.37310	$20.18414	$23.96927	$22.01736	$27.11036
Contract liability	$244,783	$6,548,997	$74,962	$36,541	$1,525,057
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	BlackRock International Dividend Fund Sub-Account	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account
Assets:
Investments:
Number of shares	13,581	16,735	212,907	46,725	3,557
Cost	$396,964	$301,998	$5,003,780	$1,725,618	$83,478
Market Value	$388,685	$435,110	$3,266,927	$1,762,830	$86,139
Due from Sponsor Company	205	—	—	3,311	—
Receivable from fund shares sold	—	48	170	—	5
Other assets	—	—	1	1	2
Total assets	388,890	435,158	3,267,098	1,766,142	86,146
Liabilities:
Due to Sponsor	—	80	183	—	18
Payable for fund shares purchased	231	—	—	3,350	—
Other liabilities	9	7	6	8	—
Total liabilities	240	87	189	3,358	18
Net assets:
For contract liabilities	$388,650	$435,071	$3,266,909	$1,762,784	$86,128
Deferred contracts in the accumulation period:
Units owned by participants #	27,088	15,213	113,292	57,113	8,198
Minimum unit fair value #*	$14.08827	$28.17664	$14.06000	$26.46252	$10.27788
Maximum unit fair value #*	$15.16832	$30.03236	$66.05194	$48.63781	$10.98641
Contract liability	$388,650	$435,071	$3,266,909	$1,762,784	$86,128
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	The Oakmark International Small Cap Fund Sub-Account	The Oakmark Equity and Income Fund Sub-Account	Invesco Oppenheimer Capital Appreciation Fund Sub-Account (2)	Invesco Oppenheimer Global Fund Sub-Account (3)	Invesco Oppenheimer Global Opportunities Fund Sub-Account (4)
Assets:
Investments:
Number of shares	25,750	353,201	18,342	57,359	7,217
Cost	$424,829	$10,376,044	$1,060,255	$4,517,892	$443,205
Market Value	$422,305	$10,373,467	$1,019,980	$5,502,429	$441,766
Due from Sponsor Company	—	—	844	482	656
Receivable from fund shares sold	39	101	—	—	—
Other assets	—	—	1	—	3
Total assets	422,344	10,373,568	1,020,825	5,502,911	442,425
Liabilities:
Due to Sponsor	43	111	—	—	—
Payable for fund shares purchased	—	—	868	501	674
Other liabilities	2	4	5	7	—
Total liabilities	45	115	873	508	674
Net assets:
For contract liabilities	$422,299	$10,373,453	$1,019,952	$5,502,403	$441,751
Deferred contracts in the accumulation period:
Units owned by participants #	9,238	493,919	49,306	147,793	23,795
Minimum unit fair value #*	$45.71371	$13.37394	$18.73516	$18.69301	$18.29408
Maximum unit fair value #*	$45.71371	$21.01273	$29.24535	$190.28033	$18.82165
Contract liability	$422,299	$10,373,453	$1,019,952	$5,502,403	$441,751
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(2)  Formerly Oppenheimer Capital Appreciation Fund. Change effective May 24, 2019

(3)  Formerly Oppenheimer Global Fund. Change effective May 24, 2019

(4)  Formerly Oppenheimer Global Opportunities Fund. Change effective May 24, 2019

(5)  Formerly Oppenheimer International Growth Fund. Change effective May 24, 2019

(6)  Formerly Oppenheimer Main Street Fund. Change effective May 24, 2019

(7)  Formerly Oppenheimer Global Strategic Income Fund. Change effective May 24, 2019

(8)  Formerly Oppenheimer Main Street Mid Cap Fund. Change effective May 24, 2019

(9)  Formerly Oppenheimer Developing Markets Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	Invesco Oppenheimer International Growth Fund Sub-Account (5)	Invesco Oppenheimer Main Street Fund Sub-Account (6)	Invesco Oppenheimer Global Strategic Income Fund Sub-Account (7)	Invesco Oppenheimer Main Street Mid Cap Fund Sub-Account (8)	Invesco Oppenheimer Developing Markets Fund Sub-Account (9)
Assets:
Investments:
Number of shares	91,338	8,220	178,086	109,005	102,247
Cost	$3,416,689	$389,865	$694,217	$2,791,741	$3,810,989
Market Value	$4,071,829	$395,733	$673,164	$2,848,311	$4,714,441
Due from Sponsor Company	—	354	—	1,479	—
Receivable from fund shares sold	3,514	—	1,798	—	13
Other assets	2	2	14	—	—
Total assets	4,075,345	396,089	674,976	2,849,790	4,714,454
Liabilities:
Due to Sponsor	3,551	—	1,818	—	27
Payable for fund shares purchased	—	375	—	1,494	—
Other liabilities	13	5	—	15	5
Total liabilities	3,564	380	1,818	1,509	32
Net assets:
For contract liabilities	$4,071,781	$395,709	$673,158	$2,848,281	$4,714,422
Deferred contracts in the accumulation period:
Units owned by participants #	251,872	18,318	43,262	132,976	153,982
Minimum unit fair value #*	$13.91631	$20.70797	$14.82789	$19.37159	$16.62805
Maximum unit fair value #*	$21.65212	$23.19587	$15.98612	$24.37431	$105.04762
Contract liability	$4,071,781	$395,709	$673,158	$2,848,281	$4,714,422
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Invesco Oppenheimer Capital Income Fund Sub-Account (10)	Invesco Oppenheimer International Bond Fund Sub-Account (11)	Invesco Oppenheimer Mid Cap Value Fund Sub-Account (12)	Invesco Oppenheimer Main Street All Cap Fund® Sub-Account (13)	Invesco Oppenheimer Gold & Special Minerals Fund Sub-Account (14)
Assets:
Investments:
Number of shares	—	636,380	8,914	64,697	90,645
Cost	$7	$3,748,868	$418,770	$1,079,311	$1,573,682
Market Value	$7	$3,551,000	$425,925	$1,262,891	$1,895,389
Due from Sponsor Company	—	—	152	—	—
Receivable from fund shares sold	—	11,784	—	113	231
Other assets	—	5	—	2	—
Total assets	7	3,562,789	426,077	1,263,006	1,895,620
Liabilities:
Due to Sponsor	5	11,804	—	133	260
Payable for fund shares purchased	—	—	187	—	—
Other liabilities	2	95	5	9	6
Total liabilities	7	11,899	192	142	266
Net assets:
For contract liabilities	$—	$3,550,890	$425,885	$1,262,864	$1,895,354
Deferred contracts in the accumulation period:
Units owned by participants #	—	232,298	21,846	58,622	169,256
Minimum unit fair value #*	$0.00000	$14.16047	$15.68326	$18.52189	$8.09608
Maximum unit fair value #*	$0.00000	$17.04468	$21.24338	$23.85534	$14.28822
Contract liability	—	$3,550,890	$425,885	$1,262,864	$1,895,354
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(10)  Formerly Oppenheimer Capital Income Fund. Change effective May 24, 2019

(11)  Formerly Oppenheimer International Bond Fund. Change effective May 24, 2019

(12)  Formerly Oppenheimer Mid Cap Value Fund. Change effective May 24, 2019

(13)  Formerly Oppenheimer Oppenheimer Main Street All Cap Fund®. Change effective May 24, 2019

(14)  Formerly Oppenheimer Gold & Special Minerals Fund. Change effective May 24, 2019

(15)  Formerly Oppenheimer Real Estate Fund. Change effective May 24, 2019

(16)  Formerly Oppenheimer Equity Income Fund. Change effective May 24, 2019

(17)  Formerly Oppenheimer International Diversified Fund. Change effective May 24, 2019

(18)  Formerly Oppenheimer Rising Dividends Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	Invesco Oppenheimer Real Estate Fund Sub-Account (15)	Invesco Oppenheimer Equity Income Fund Sub-Account (16)	Invesco Oppenheimer International Diversified Fund Sub-Account (17)	Invesco Oppenheimer Rising Dividends Fund Sub-Account (18)	Putnam Global Equity Fund Sub-Account
Assets:
Investments:
Number of shares	37,421	266	9,691	593	3,817
Cost	$961,929	$7,994	$158,571	$11,438	$56,767
Market Value	$998,773	$8,079	$182,963	$12,291	$74,769
Due from Sponsor Company	496	43	76	—	—
Receivable from fund shares sold	—	—	—	1	—
Other assets	1	3	—	—	—
Total assets	999,270	8,125	183,039	12,292	74,769
Liabilities:
Due to Sponsor	—	—	—	16	—
Payable for fund shares purchased	537	61	102	—	—
Other liabilities	9	5	6	4	6
Total liabilities	546	66	108	20	6
Net assets:
For contract liabilities	$998,724	$8,059	$182,931	$12,272	$74,763
Deferred contracts in the accumulation period:
Units owned by participants #	57,295	410	10,042	674	4,022
Minimum unit fair value #*	$16.19763	$19.19138	$17.91721	$18.21163	$18.58892
Maximum unit fair value #*	$18.97018	$20.13091	$19.02031	$18.21163	$18.58892
Contract liability	$998,724	$8,059	$182,931	$12,272	$74,763
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Putnam VT High Yield Fund Sub-Account	Putnam VT International Growth Fund Sub-Account	Putnam VT Sustainable Leaders Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account
Assets:
Investments:
Number of shares	68,950	8,238	8,517	21,831	10,511
Cost	$453,039	$162,708	$249,540	$270,285	$166,154
Market Value	$435,761	$159,572	$329,960	$213,288	$158,086
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	17
Other assets	—	—	—	2	—
Total assets	435,761	159,572	329,960	213,290	158,103
Liabilities:
Due to Sponsor	8	3	6	4	39
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	2	4	1	—	3
Total liabilities	10	7	7	4	42
Net assets:
For contract liabilities	$435,751	$159,565	$329,953	$213,286	$158,061
Deferred contracts in the accumulation period:
Units owned by participants #	21,244	10,631	9,443	7,513	6,953
Minimum unit fair value #*	$20.51161	$15.00941	$34.87124	$18.39787	$22.00686
Maximum unit fair value #*	$20.51161	$15.00941	$36.85590	$27.17131	$23.11732
Contract liability	$435,751	$159,563	$329,950	$139,723	$158,061
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	3,998.00	—
Minimum unit fair value #*	—	—	—	$18.39995	—
Maximum unit fair value #*	—	—	—	$18.39995	—
Contract liability	—	$2	$3	$73,563	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Pioneer Equity Income Fund Sub-Account	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account
Assets:
Investments:
Number of shares	1,291	3,521	680	74,218	307,423
Cost	$44,972	$81,042	$12,813	$1,528,779	$4,220,377
Market Value	$47,237	$94,445	$13,157	$1,068,737	$3,593,776
Due from Sponsor Company	—	—	—	483	—
Receivable from fund shares sold	7	5	6	—	16,932
Other assets	—	—	1	—	1
Total assets	47,244	94,450	13,164	1,069,220	3,610,709
Liabilities:
Due to Sponsor	13	33	26	—	16,954
Payable for fund shares purchased	—	—	—	507	—
Other liabilities	3	9	2	4	2
Total liabilities	16	42	28	511	16,956
Net assets:
For contract liabilities	$47,228	$94,408	$13,136	$1,068,709	$3,593,753
Deferred contracts in the accumulation period:
Units owned by participants #	1,127	3,861	1,269	55,230	206,660
Minimum unit fair value #*	$41.91000	$23.91166	$10.34982	$18.14380	$16.68823
Maximum unit fair value #*	$41.91000	$24.93010	$10.34982	$20.15261	$18.53597
Contract liability	$47,228	$94,408	$13,136	$1,068,709	$3,593,753
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	AMG Managers Cadence Mid Cap Fund Sub-Account	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account
Assets:
Investments:
Number of shares	1,429	43,256	25,754	104,691	423,665
Cost	$37,560	$458,427	$793,101	$1,011,517	$4,537,765
Market Value	$38,194	$462,839	$761,794	$1,019,695	$4,664,547
Due from Sponsor Company	—	—	271	107	3,870
Receivable from fund shares sold	17	48	—	—	—
Other assets	1	41	—	133	206
Total assets	38,212	462,928	762,065	1,019,935	4,668,623
Liabilities:
Due to Sponsor	36	57	—	—	—
Payable for fund shares purchased	—	—	282	130	3,898
Other liabilities	1	1	5	—	—
Total liabilities	37	58	287	130	3,898
Net assets:
For contract liabilities	$38,175	$462,870	$761,778	$1,019,805	$4,664,725
Deferred contracts in the accumulation period:
Units owned by participants #	1,963	24,911	31,142	52,516	247,024
Minimum unit fair value #*	$19.14334	$17.28920	$21.01374	$17.08181	$17.26057
Maximum unit fair value #*	$22.75811	$20.62001	$26.90992	$21.23449	$19.70326
Contract liability	$38,175	$462,870	$761,778	$1,019,805	$4,664,725
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Pioneer Mid Cap Value Fund Sub-Account	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account
Assets:
Investments:
Number of shares	42,896	20,154	18,205	32,509	172,143
Cost	$1,004,140	$834,449	$170,481	$732,576	$1,011,392
Market Value	$994,324	$906,329	$169,128	$860,181	$1,013,924
Due from Sponsor Company	—	—	—	208	1,325
Receivable from fund shares sold	154	34	9	—	—
Other assets	—	—	8	—	1
Total assets	994,478	906,363	169,145	860,389	1,015,250
Liabilities:
Due to Sponsor	191	58	32	—	—
Payable for fund shares purchased	—	—	—	246	1,357
Other liabilities	8	8	—	12	5
Total liabilities	199	66	32	258	1,362
Net assets:
For contract liabilities	$994,279	$906,297	$169,113	$860,131	$1,013,888
Deferred contracts in the accumulation period:
Units owned by participants #	57,728	27,473	14,262	34,521	51,487
Minimum unit fair value #*	$15.81046	$31.60954	$11.52835	$22.58128	$18.40854
Maximum unit fair value #*	$21.06529	$34.16922	$11.99681	$29.26466	$21.01353
Contract liability	$994,279	$906,297	$169,113	$860,131	$1,013,888
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Putnam International Equity Fund Sub-Account	Putnam Sustainable Leaders Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account
Assets:
Investments:
Number of shares	13,682	11	6,053	2,680	70,499
Cost	$283,391	$842	$224,125	$90,324	$887,704
Market Value	$334,670	$1,065	$240,613	$131,152	$794,527
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	31	—	23	31	3,048
Other assets	—	—	—	—	2
Total assets	334,701	1,065	240,636	131,183	797,577
Liabilities:
Due to Sponsor	41	15	48	61	3,075
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	4	6	5	5	1
Total liabilities	45	21	53	66	3,076
Net assets:
For contract liabilities	$334,656	$1,044	$240,583	$131,117	$794,501
Deferred contracts in the accumulation period:
Units owned by participants #	15,262	38	20,144	4,856	73,729
Minimum unit fair value #*	$21.92681	$27.61085	$11.34502	$21.94383	$10.68046
Maximum unit fair value #*	$21.92681	$27.61085	$13.28226	$27.88740	$10.84744
Contract liability	$334,656	$1,044	$240,583	$131,117	$794,501
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Royce Smaller-Companies Growth Fund Sub-Account	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account
Assets:
Investments:
Number of shares	58,067	27,285	9,546	28,504	81,506
Cost	$607,028	$268,389	$120,608	$266,925	$928,620
Market Value	$463,959	$260,297	$135,552	$263,660	$764,524
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	40	32	18	56	16,562
Other assets	1	—	—	—	5
Total assets	464,000	260,329	135,570	263,716	781,091
Liabilities:
Due to Sponsor	53	58	28	70	16,597
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	3	1	8	8	—
Total liabilities	56	59	36	78	16,597
Net assets:
For contract liabilities	$463,944	$260,270	$135,534	$263,638	$764,494
Deferred contracts in the accumulation period:
Units owned by participants #	18,410	24,334	6,975	16,124	17,902
Minimum unit fair value #*	$7.99000	$10.66569	$18.16162	$16.10078	$40.88680
Maximum unit fair value #*	$28.35125	$10.75801	$19.96845	$17.70267	$44.34358
Contract liability	$463,944	$260,270	$135,534	$263,638	$764,494
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account	DWS Equity Dividend Fund Sub-Account
Assets:
Investments:
Number of shares	104,605	13,674	2,206	892	3,540
Cost	$1,315,406	$150,956	$31,504	$18,624	$163,941
Market Value	$1,327,433	$150,823	$30,223	$20,193	$211,136
Due from Sponsor Company	2,567	—	—	—	—
Receivable from fund shares sold	—	10	2	—	8
Other assets	—	4	—	—	1
Total assets	1,330,000	150,837	30,225	20,193	211,145
Liabilities:
Due to Sponsor	—	34	16	4	30
Payable for fund shares purchased	2,590	—	—	—	—
Other liabilities	5	3	8	2	6
Total liabilities	2,595	37	24	6	36
Net assets:
For contract liabilities	$1,327,405	$150,800	$30,201	$20,187	$211,109
Deferred contracts in the accumulation period:
Units owned by participants #	24,754	11,831	1,316	869	11,479
Minimum unit fair value #*	$51.27824	$12.63322	$21.56115	$23.22574	$15.47437
Maximum unit fair value #*	$55.61348	$12.88444	$23.04724	$23.22574	$19.88548
Contract liability	$1,327,405	$150,800	$30,201	$20,187	$211,109
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	DWS Capital Growth Fund Sub-Account	DWS Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account	DWS Global Growth Fund Sub-Account
Assets:
Investments:
Number of shares	161	1,795	60,139	1,528	3,780
Cost	$12,824	$16,908	$1,960,050	$16,695	$114,504
Market Value	$13,474	$17,016	$2,347,820	$17,280	$142,183
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	9	1	165	—	28
Other assets	—	—	—	—	1
Total assets	13,483	17,017	2,347,985	17,280	142,212
Liabilities:
Due to Sponsor	17	17	183	5	46
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	2	2	6	1	3
Total liabilities	19	19	189	6	49
Net assets:
For contract liabilities	$13,464	$16,998	$2,347,796	$17,274	$142,163
Deferred contracts in the accumulation period:
Units owned by participants #	286	1,008	73,036	604	9,546
Minimum unit fair value #*	$47.04276	$16.56155	$29.09379	$28.61072	$11.78325
Maximum unit fair value #*	$47.04276	$16.92399	$39.04000	$28.61072	$16.66807
Contract liability	$13,464	$16,998	$2,347,796	$17,274	$142,163
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Select Overseas Fund Sub-Account	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account
Assets:
Investments:
Number of shares	33,481	29,024	22	6,599	35,237
Cost	$251,486	$294,494	$454	$110,426	$370,172
Market Value	$284,586	$292,557	$475	$130,852	$374,570
Due from Sponsor Company	—	81	—	—	—
Receivable from fund shares sold	271	—	—	37	12
Other assets	1	2	—	—	2
Total assets	284,858	292,640	475	130,889	374,584
Liabilities:
Due to Sponsor	280	—	7	51	28
Payable for fund shares purchased	—	99	—	—	—
Other liabilities	3	2	3	7	2
Total liabilities	283	101	10	58	30
Net assets:
For contract liabilities	$284,575	$292,539	$465	$130,831	$374,554
Deferred contracts in the accumulation period:
Units owned by participants #	23,874	26,070	22	6,942	34,364
Minimum unit fair value #*	$11.44916	$10.78855	$21.67356	$18.32708	$10.63000
Maximum unit fair value #*	$11.94307	$11.25382	$21.67356	$18.85026	$11.68480
Contract liability	$284,575	$292,539	$465	$130,831	$374,554
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	ClearBridge Appreciation Fund Sub-Account	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	22,640	229	2,224	35,974	25,394
Cost	$505,478	$40,725	$33,422	$1,125,676	$756,538
Market Value	$594,744	$40,208	$29,651	$1,235,698	$882,743
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	6	—	5	3,403	177
Other assets	1	—	—	2	3
Total assets	594,751	40,208	29,656	1,239,103	882,923
Liabilities:
Due to Sponsor	25	18	18	3,436	211
Payable for fund shares purchased	—	18	—	—	—
Other liabilities	8	7	—	11	6
Total liabilities	33	43	18	3,447	217
Net assets:
For contract liabilities	$594,718	$40,165	$29,638	$1,235,656	$882,706
Deferred contracts in the accumulation period:
Units owned by participants #	23,536	1,746	1,553	26,665	29,861
Minimum unit fair value #*	$24.28953	$20.86706	$17.22132	$42.91700	$24.59786
Maximum unit fair value #*	$26.31162	$23.94617	$19.09644	$47.30691	$34.38307
Contract liability	$594,718	$40,165	$29,638	$1,235,656	$882,706
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Thornburg International Value Fund Sub-Account	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account
Assets:
Investments:
Number of shares	132,027	19,895	20,229	9,971	86,431
Cost	$3,226,097	$940,610	$608,708	$175,954	$4,788,640
Market Value	$3,056,223	$1,554,521	$781,129	$177,384	$5,942,997
Due from Sponsor Company	1,472	—	—	25	—
Receivable from fund shares sold	—	237	127	—	12,394
Other assets	—	—	1	1	2
Total assets	3,057,695	1,554,758	781,257	177,410	5,955,393
Liabilities:
Due to Sponsor	—	288	175	—	12,399
Payable for fund shares purchased	1,530	—	—	56	—
Other liabilities	16	10	11	6	3
Total liabilities	1,546	298	186	62	12,402
Net assets:
For contract liabilities	$3,056,149	$1,554,460	$781,071	$177,348	$5,942,991
Deferred contracts in the accumulation period:
Units owned by participants #	174,862	46,543	29,883	6,616	204,862
Minimum unit fair value #*	$11.50146	$18.56335	$18.85143	$26.18683	$27.85787
Maximum unit fair value #*	$26.92685	$47.00398	$48.85815	$29.03826	$31.21459
Contract liability	$3,056,149	$1,554,460	$781,071	$177,348	$5,942,991
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Equity Income Fund Sub-Account	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account
Assets:
Investments:
Number of shares	46,587	62,886	573,011	610,766	331,752
Cost	$1,413,275	$1,088,206	$11,682,609	$14,171,173	$8,065,732
Market Value	$1,488,454	$1,122,508	$12,445,808	$15,550,111	$8,834,548
Due from Sponsor Company	446	1,203	4,056	13,663	—
Receivable from fund shares sold	—	—	—	—	60,914
Other assets	—	—	3	—	2
Total assets	1,488,900	1,123,711	12,449,867	15,563,774	8,895,464
Liabilities:
Due to Sponsor	—	—	—	—	60,919
Payable for fund shares purchased	474	1,230	4,060	13,668	—
Other liabilities	5	9	2	5	—
Total liabilities	479	1,239	4,062	13,673	60,919
Net assets:
For contract liabilities	$1,488,421	$1,122,472	$12,445,805	$15,550,101	$8,834,545
Deferred contracts in the accumulation period:
Units owned by participants #	82,157	67,215	678,284	785,498	427,115
Minimum unit fair value #*	$17.24234	$15.56788	$17.22282	$18.57192	$19.47903
Maximum unit fair value #*	$19.32025	$18.01236	$19.92690	$21.48796	$22.53753
Contract liability	$1,488,421	$1,122,472	$12,445,805	$15,550,101	$8,834,545
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	T. Rowe Price Retirement 2050 Fund Sub-Account	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account
Assets:
Investments:
Number of shares	276,628	58,651	764	101	46,306
Cost	$3,821,018	$879,688	$8,978	$4,802	$2,538,059
Market Value	$4,249,013	$909,097	$9,516	$4,900	$3,675,302
Due from Sponsor Company	5,682	284	—	—	21
Receivable from fund shares sold	—	—	3	—	—
Other assets	—	51	1	1	1
Total assets	4,254,695	909,432	9,520	4,901	3,675,324
Liabilities:
Due to Sponsor	—	—	16	15	—
Payable for fund shares purchased	5,693	323	—	—	21
Other liabilities	5	1	2	2	1
Total liabilities	5,698	324	18	17	22
Net assets:
For contract liabilities	$4,248,997	$909,108	$9,502	$4,884	$3,675,302
Deferred contracts in the accumulation period:
Units owned by participants #	205,564	57,698	657	237	234,331
Minimum unit fair value #*	$19.58588	$14.85574	$12.98188	$20.59004	$15.68423
Maximum unit fair value #*	$22.66110	$17.18843	$15.01427	$20.59004	$15.68423
Contract liability	$4,248,997	$909,108	$9,502	$4,884	$3,675,302
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Vanguard Mid-Cap Index Fund Sub-Account	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account
Assets:
Investments:
Number of shares	10,838	111,923	30,384	26,464	43,761
Cost	$1,646,416	$1,210,732	$1,587,744	$478,420	$906,031
Market Value	$2,391,472	$1,236,746	$2,421,282	$463,649	$1,155,724
Due from Sponsor Company	—	—	19	235	117
Receivable from fund shares sold	21	23	—	—	—
Other assets	1	141	2	—	1
Total assets	2,391,494	1,236,910	2,421,303	463,884	1,155,842
Liabilities:
Due to Sponsor	21	23	—	—	—
Payable for fund shares purchased	—	—	19	269	147
Other liabilities	—	—	—	5	—
Total liabilities	21	23	19	274	147
Net assets:
For contract liabilities	$2,391,473	$1,236,887	$2,421,284	$463,610	$1,155,695
Deferred contracts in the accumulation period:
Units owned by participants #	147,569	104,365	137,930	17,844	56,796
Minimum unit fair value #*	$16.20579	$11.85153	$17.55436	$17.52000	$14.89865
Maximum unit fair value #*	$16.20579	$11.85153	$17.55436	$29.75252	$24.51247
Contract liability	$2,391,473	$1,236,887	$2,421,284	$463,610	$1,155,695
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Victory Sycamore Small Company Opportunity Fund Sub-Account	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account
Assets:
Investments:
Number of shares	81,437	243,195	201,439	219,313	1,374,981
Cost	$3,326,970	$8,911,896	$1,906,448	$4,932,026	$13,733,361
Market Value	$3,676,050	$9,739,966	$1,649,782	$5,493,798	$14,148,554
Due from Sponsor Company	—	—	278	—	1,354
Receivable from fund shares sold	919	5,010	—	428	—
Other assets	—	—	1	2	—
Total assets	3,676,969	9,744,976	1,650,061	5,494,228	14,149,908
Liabilities:
Due to Sponsor	958	5,048	—	476	—
Payable for fund shares purchased	—	—	323	—	1,372
Other liabilities	6	2	7	5	2
Total liabilities	964	5,050	330	481	1,374
Net assets:
For contract liabilities	$3,676,005	$9,739,926	$1,649,731	$5,493,747	$14,148,534
Deferred contracts in the accumulation period:
Units owned by participants #	127,715	172,419	67,627	214,500	609,571
Minimum unit fair value #*	$26.68337	$49.64638	$22.38801	$18.82855	$10.29000
Maximum unit fair value #*	$30.87414	$56.83663	$27.60195	$32.84367	$33.69985
Contract liability	$3,676,005	$9,739,926	$1,649,731	$5,493,747	$14,148,534
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Invesco Growth and Income Fund Sub-Account	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account
Assets:
Investments:
Number of shares	103,223	40,204	81	58,041	3,235
Cost	$2,479,412	$1,435,205	$964	$955,278	$117,615
Market Value	$2,429,860	$1,358,905	$947	$831,725	$111,774
Due from Sponsor Company	2,484	136	—	—	—
Receivable from fund shares sold	—	—	2	98	21
Other assets	—	—	4	3	1
Total assets	2,432,344	1,359,041	953	831,826	111,796
Liabilities:
Due to Sponsor	—	—	14	153	47
Payable for fund shares purchased	2,493	156	—	—	—
Other liabilities	4	5	1	3	2
Total liabilities	2,497	161	15	156	49
Net assets:
For contract liabilities	$2,429,847	$1,358,880	$938	$831,670	$111,747
Deferred contracts in the accumulation period:
Units owned by participants #	117,029	50,462	70	17,812	2,592
Minimum unit fair value #*	$18.56110	$23.70649	$13.26249	$44.58093	$42.30054
Maximum unit fair value #*	$24.10623	$30.29392	$13.67785	$51.03805	$44.65225
Contract liability	$2,429,847	$1,358,880	$938	$831,670	$111,747
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Invesco Value Opportunities Fund Sub-Account	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account
Assets:
Investments:
Number of shares	41,601	25,440	29,860	3,264	16,673
Cost	$470,217	$469,511	$528,202	$46,163	$3,183,093
Market Value	$542,480	$528,391	$656,611	$51,114	$4,970,766
Due from Sponsor Company	—	1,594	291	—	121
Receivable from fund shares sold	59	—	—	3	—
Other assets	—	—	1	—	—
Total assets	542,539	529,985	656,903	51,117	4,970,887
Liabilities:
Due to Sponsor	89	—	—	23	—
Payable for fund shares purchased	—	1,622	318	—	121
Other liabilities	4	10	8	10	1
Total liabilities	93	1,632	326	33	122
Net assets:
For contract liabilities	$542,446	$528,353	$656,577	$51,084	$4,970,765
Deferred contracts in the accumulation period:
Units owned by participants #	28,306	28,124	25,357	3,514	276,805
Minimum unit fair value #*	$17.74920	$15.39887	$24.48647	$14.42302	$17.95764
Maximum unit fair value #*	$19.19740	$22.57709	$26.94957	$15.39742	$17.95764
Contract liability	$542,446	$528,353	$656,577	$51,084	$4,970,765
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Wells Fargo International Equity Fund Sub-Account	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account
Assets:
Investments:
Number of shares	5,919	6,766	6,746	10,746	19
Cost	$70,332	$89,009	$463,899	$358,626	$377
Market Value	$71,260	$91,617	$539,961	$479,156	$386
Due from Sponsor Company	—	—	372	—	—
Receivable from fund shares sold	—	33	—	48	—
Other assets	1	11	—	—	—
Total assets	71,261	91,661	540,333	479,204	386
Liabilities:
Due to Sponsor	29	54	—	72	5
Payable for fund shares purchased	—	—	406	—	—
Other liabilities	—	5	17	9	2
Total liabilities	29	59	423	81	7
Net assets:
For contract liabilities	$71,232	$91,602	$539,910	$479,123	$379
Deferred contracts in the accumulation period:
Units owned by participants #	6,619	7,328	11,140	11,157	29
Minimum unit fair value #*	$10.45987	$12.15614	$41.37344	$39.98907	$13.05728
Maximum unit fair value #*	$12.97733	$13.05452	$55.49583	$44.80707	$13.05728
Contract liability	$71,232	$91,602	$539,910	$479,123	$379
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	TIAA-CREF Large Cap Value Index Fund Sub-Account	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account
Assets:
Investments:
Number of shares	148,207	92,879	24,450	161,922	31,833
Cost	$2,756,954	$2,412,688	$267,583	$2,963,994	$391,160
Market Value	$3,064,911	$3,404,019	$271,641	$3,839,160	$404,912
Due from Sponsor Company	257	288	435	4,366	618
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	13	—	2
Total assets	3,065,168	3,404,307	272,089	3,843,526	405,532
Liabilities:
Due to Sponsor	—	—	—	—	—
Payable for fund shares purchased	269	320	440	4,383	661
Other liabilities	1	4	—	7	5
Total liabilities	270	324	440	4,390	666
Net assets:
For contract liabilities	$3,064,898	$3,403,983	$271,649	$3,839,136	$404,866
Deferred contracts in the accumulation period:
Units owned by participants #	125,065	105,867	23,625	138,405	35,142
Minimum unit fair value #*	$22.39823	$29.51274	$11.00305	$25.53002	$11.06290
Maximum unit fair value #*	$24.74302	$32.60201	$11.68055	$28.20257	$11.86964
Contract liability	$3,064,898	$3,403,983	$271,649	$3,839,136	$404,866
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account
Assets:
Investments:
Number of shares	31,048	103,228	147,772	111,062	133,608
Cost	$372,261	$1,227,001	$1,788,371	$1,400,255	$1,558,622
Market Value	$371,644	$1,228,418	$1,749,622	$1,343,855	$1,539,167
Due from Sponsor Company	102	18	—	—	—
Receivable from fund shares sold	—	—	175	—	310
Other assets	—	1	4	1	—
Total assets	371,746	1,228,437	1,749,801	1,343,856	1,539,477
Liabilities:
Due to Sponsor	—	—	194	5	321
Payable for fund shares purchased	131	44	—	26	—
Other liabilities	7	11	6	9	9
Total liabilities	138	55	200	40	330
Net assets:
For contract liabilities	$371,608	$1,228,382	$1,749,601	$1,343,816	$1,539,147
Deferred contracts in the accumulation period:
Units owned by participants #	29,200	92,001	129,179	97,208	110,751
Minimum unit fair value #*	$12.42309	$12.94317	$13.23530	$13.41414	$13.52158
Maximum unit fair value #*	$12.96632	$13.90016	$13.81405	$14.40594	$14.11283
Contract liability	$371,608	$1,228,382	$1,749,601	$1,343,816	$1,539,147
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account (19)(20)	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account	American Century Heritage Fund Sub-Account
Assets:
Investments:
Number of shares	68,705	68,794	46,290	24,012	50,445
Cost	$842,456	$607,871	$501,463	$257,340	$1,009,238
Market Value	$825,149	$577,869	$539,279	$247,567	$930,702
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	189	36	160	—
Other assets	—	2	—	2	7
Total assets	825,149	578,060	539,315	247,729	930,709
Liabilities:
Due to Sponsor	30	220	57	181	12
Payable for fund shares purchased	3	—	—	—	2
Other liabilities	7	8	8	6	—
Total liabilities	40	228	65	187	14
Net assets:
For contract liabilities	$825,109	$577,832	$539,250	$247,542	$930,695
Deferred contracts in the accumulation period:
Units owned by participants #	58,841	41,285	43,864	17,526	53,715
Minimum unit fair value #*	$13.64558	$13.81388	$11.61485	$13.85905	$16.67240
Maximum unit fair value #*	$14.65452	$14.41795	$12.47362	$14.46509	$18.45000
Contract liability	$825,109	$577,832	$539,250	$247,542	$930,695
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(19)  Effective January 25, 2019 MassMutual RetireSMARTSM by JPMorgan 2010 Fund merged with MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

(20)  Effective January 25, 2019 MassMutual RetireSMARTSM by JPMorgan 2015 Fund merged with MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

(21)  Formerly Oak Ridge Small Cap Growth Fund. Change effective May 10, 2019

(22)  Formerly Oppenheimer Corporate Bond Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	ClearBridge Small Cap Value Fund Sub-Account	North Square Oak Ridge Small Cap Growth Fund Sub-Account (21)	Invesco Oppenheimer Intermediate Income Fund Sub-Account (22)	MassMutual Premier Strategic Emerging Markets Fund Sub-Account	MassMutual Premier Small Cap Opportunities Fund Sub-Account
Assets:
Investments:
Number of shares	235	28,209	707	650	24,222
Cost	$4,179	$508,412	$7,620	$8,745	$339,829
Market Value	$3,925	$362,025	$7,773	$8,664	$343,466
Due from Sponsor Company	—	—	—	—	637
Receivable from fund shares sold	1	2	9	—	—
Other assets	—	2	—	1	—
Total assets	3,926	362,029	7,782	8,665	344,103
Liabilities:
Due to Sponsor	20	34	13	5	—
Payable for fund shares purchased	—	—	—	—	651
Other liabilities	2	3	1	1	2
Total liabilities	22	37	14	6	653
Net assets:
For contract liabilities	$3,904	$361,992	$7,768	$8,659	$343,450
Deferred contracts in the accumulation period:
Units owned by participants #	210	26,144	696	582	23,403
Minimum unit fair value #*	$16.07682	$13.53076	$11.15726	$14.87008	$14.18000
Maximum unit fair value #*	$19.21992	$13.96012	$11.15726	$14.87008	$15.30844
Contract liability	$3,904	$361,992	$7,768	$8,659	$343,450
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	MassMutual Select Small Cap Growth Equity Fund Sub-Account	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account
Assets:
Investments:
Number of shares	—	385	0	23	29,907
Cost	$—	$9,012	$8	$373	$672,792
Market Value	$—	$9,314	$9	$476	$654,365
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	21
Other assets	—	2	—	—	2
Total assets	—	9,316	9	476	654,388
Liabilities:
Due to Sponsor	—	1	8	2	41
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	—	1	1	3	2
Total liabilities	—	2	9	5	43
Net assets:
For contract liabilities	$—	$9,314	$—	$471	$654,345
Deferred contracts in the accumulation period:
Units owned by participants #	—	649	—	33	37,095
Minimum unit fair value #*	$0.00000	$14.33921	$0.00000	$14.38915	$16.88295
Maximum unit fair value #*	$0.00000	$14.33921	$0.00000	$14.38915	$17.70247
Contract liability	—	$9,314	—	$471	$654,345
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2060 Fund Sub-Account	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account
Assets:
Investments:
Number of shares	1,311	5,316	1,073,044	957,588	1,574
Cost	$15,783	$115,310	$1,073,044	$957,588	$10,198
Market Value	$16,484	$149,383	$1,073,044	$957,588	$9,946
Due from Sponsor Company	—	620	253	—	—
Receivable from fund shares sold	45	—	—	84	2
Other assets	—	1	40	8	—
Total assets	16,529	150,004	1,073,337	957,680	9,948
Liabilities:
Due to Sponsor	65	—	—	116	9
Payable for fund shares purchased	—	639	280	—	—
Other liabilities	3	6	3	1	2
Total liabilities	68	645	283	117	11
Net assets:
For contract liabilities	$16,461	$149,359	$1,073,054	$957,563	$9,937
Deferred contracts in the accumulation period:
Units owned by participants #	1,116	7,784	107,448	94,702	985
Minimum unit fair value #*	$14.49503	$18.91339	$9.82747	$9.83505	$9.98068
Maximum unit fair value #*	$14.91314	$19.51767	$10.30460	$10.31251	$10.17176
Contract liability	$16,461	$149,359	$1,073,054	$957,563	$9,937
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account	Victory RS Value Fund Sub-Account
Assets:
Investments:
Number of shares	497	157	19,635	39,976	77,513
Cost	$6,054	$4,591	$449,791	$659,414	$2,150,322
Market Value	$7,790	$6,129	$461,806	$742,350	$1,921,553
Due from Sponsor Company	—	—	114	—	58
Receivable from fund shares sold	1	4	—	90	—
Other assets	—	2	1	1	1
Total assets	7,791	6,135	461,921	742,441	1,921,612
Liabilities:
Due to Sponsor	12	5	—	137	—
Payable for fund shares purchased	—	—	133	—	58
Other liabilities	7	1	—	10	2
Total liabilities	19	6	133	147	60
Net assets:
For contract liabilities	$7,772	$6,129	$461,788	$742,294	$1,921,552
Deferred contracts in the accumulation period:
Units owned by participants #	583	327	32,966	45,772	133,639
Minimum unit fair value #*	$13.20125	$18.74971	$13.70319	$16.08735	$14.37872
Maximum unit fair value #*	$13.50350	$18.74971	$14.17896	$16.55436	$14.37872
Contract liability	$7,772	$6,129	$461,788	$742,294	$1,921,552
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(23)  Funded as of January 11, 2019

(24)  Funded as of October 21, 2019

The accompanying notes are an integral part of these financial statements.

	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2030 Fund Sub-Account (23)	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2040 Fund Sub-Account (24)
Assets:
Investments:
Number of shares	78,056	64,571	35	2,420	714
Cost	$1,190,945	$926,734	$566	$35,038	$11,143
Market Value	$1,187,230	$880,106	$568	$39,062	$11,589
Due from Sponsor Company	61	324	—	—	—
Receivable from fund shares sold	—	—	3	6	1
Other assets	—	—	—	—	—
Total assets	1,187,291	880,430	571	39,068	11,590
Liabilities:
Due to Sponsor	—	—	3	16	4
Payable for fund shares purchased	83	346	—	—	—
Other liabilities	4	5	1	2	—
Total liabilities	87	351	4	18	4
Net assets:
For contract liabilities	$1,187,204	$880,079	$567	$39,050	$11,586
Deferred contracts in the accumulation period:
Units owned by participants #	112,501	70,931	52	3,584	1,063
Minimum unit fair value #*	$10.42961	$12.27156	$11.00516	$10.86014	$10.90148
Maximum unit fair value #*	$10.72085	$12.47602	$11.00516	$11.00777	$10.90148
Contract liability	$1,187,204	$880,079	$567	$39,050	$11,586
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (continued)
For the Year Ended December 31, 2019

	MassMutual Select T.Rowe Price Retire 2050 Fund Sub-Account (25)	MassMutual Select T.Rowe Price Retire 2055 Fund Sub-Account (26)	MassMutual Select T.Rowe Price Retire 2060 Fund Sub-Account (27)	BlackRock S&P 500 Index V.I. Fund Sub-Account	Hartford International Equity Fund Sub-Account
Assets:
Investments:
Number of shares	1,506	339	208	448,811	39,708
Cost	$23,677	$5,417	$3,303	$10,302,526	$392,527
Market Value	$24,566	$5,511	$3,374	$11,171,234	$439,961
Due from Sponsor Company	—	—	—	9,903	27
Receivable from fund shares sold	12	25	15	—	—
Other assets	—	—	—	1	—
Total assets	24,578	5,536	3,389	11,181,138	439,988
Liabilities:
Due to Sponsor	16	32	20	—	—
Payable for fund shares purchased	—	—	—	9,952	40
Other liabilities	1	1	1	12	4
Total liabilities	17	33	21	9,964	44
Net assets:
For contract liabilities	$24,561	$5,503	$3,368	$11,171,174	$439,944
Deferred contracts in the accumulation period:
Units owned by participants #	2,257	506	310	912,750	42,266
Minimum unit fair value #*	$10.87692	$10.87362	$10.87179	$11.98495	$10.35158
Maximum unit fair value #*	$11.02480	$10.87362	$10.87179	$12.30767	$10.45164
Contract liability	$24,561	$5,503	$3,368	$11,116,084	$439,944
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	4,532.00	—
Minimum unit fair value #*	—	—	—	$12.15578	—
Maximum unit fair value #*	—	—	—	$12.15578	—
Contract liability	—	—	—	$55,090	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(25)  Funded as of September 17, 2019

(26)  Funded as of October 11, 2019

(27)  Funded as of October 11, 2019

(28)  Funded as of June 10, 2019

(29)  Effective June 10, 2019 Keeley Small Cap Value Fund merged with Keeley Small Cap Dividend Value Fund

(30)  Funded as of November 22, 2019

(31)  Effective November 22, 2019 The Hartford International Small Company Fund merged Hartford Global Impact Fund

The accompanying notes are an integral part of these financial statements.

	BNY Mellon Insight Core Plus Fund Sub-Account	Keeley Small Cap Dividend Value Fund Sub-Account (28)(29)	Hartford Global Impact Fund Sub-Account (30)(31)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account
Assets:
Investments:
Number of shares	67,334	52,745	2,362	20,469	156,244
Cost	$653,883	$844,966	$27,078	$255,837	$2,699,001
Market Value	$705,655	$878,737	$27,892	$256,273	$2,779,574
Due from Sponsor Company	465	—	—	—	78
Receivable from fund shares sold	—	117	5	49	—
Other assets	36	—	—	2	—
Total assets	706,156	878,854	27,897	256,324	2,779,652
Liabilities:
Due to Sponsor	—	130	16	75	—
Payable for fund shares purchased	489	—	—	—	99
Other liabilities	1	2	—	3	6
Total liabilities	490	132	16	78	105
Net assets:
For contract liabilities	$705,666	$878,722	$27,881	$256,246	$2,779,547
Deferred contracts in the accumulation period:
Units owned by participants #	63,637	81,306	2,634	17,015	153,683
Minimum unit fair value #*	$10.98079	$10.45856	$10.58338	$14.91305	$17.43571
Maximum unit fair value #*	$11.10819	$16.66000	$10.59991	$15.68820	$18.18755
Contract liability	$705,666	$878,722	$27,881	$256,246	$2,779,547
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—	—
Minimum unit fair value #*	—	—	—	—	—
Maximum unit fair value #*	—	—	—	—	—
Contract liability	—	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities — (concluded)
For the Year Ended December 31, 2019

	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account
Assets:
Investments:
Number of shares	139,019	25,287	1,397	2
Cost	$1,871,366	$286,448	$14,227	$26
Market Value	$1,942,094	$278,159	$13,581	$25
Due from Sponsor Company	—	—	—	—
Receivable from fund shares sold	674	101	13	—
Other assets	—	—	—	—
Total assets	1,942,768	278,260	13,594	25
Liabilities:
Due to Sponsor	708	116	25	6
Payable for fund shares purchased	—	—	—	—
Other liabilities	4	7	3	1
Total liabilities	712	123	28	7
Net assets:
For contract liabilities	$1,942,056	$278,137	$13,566	$18
Deferred contracts in the accumulation period:
Units owned by participants #	125,595	25,208	1,211	1
Minimum unit fair value #*	$15.05256	$10.57840	$10.62026	$12.73228
Maximum unit fair value #*	$16.14998	$12.22083	$11.62094	$12.73228
Contract liability	$1,942,056	$278,137	$13,566	$18
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liability	—	—	—	—

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

The accompanying notes are an integral part of these financial statements.

	Russell Growth Strategy Fund Sub-Account	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Assets:
Investments:
Number of shares	45,422	39,936	1,537,156	962,568
Cost	$559,868	$413,856	$16,139,528	$10,751,714
Market Value	$538,706	$405,352	$15,894,191	$10,819,261
Due from Sponsor Company	—	—	—	2,175
Receivable from fund shares sold	162	76	44,928	—
Other assets	—	—	641	107
Total assets	538,868	405,428	15,939,760	10,821,543
Liabilities:
Due to Sponsor	174	86	44,939	—
Payable for fund shares purchased	—	—	—	2,187
Other liabilities	4	2	—	—
Total liabilities	178	88	44,939	2,187
Net assets:
For contract liabilities	$538,690	$405,340	$15,894,821	$10,819,356
Deferred contracts in the accumulation period:
Units owned by participants #	49,369	38,690	959,023	724,378
Minimum unit fair value #*	$10.68720	$10.47096	$10.34000	$11.24000
Maximum unit fair value #*	$12.32159	$11.52620	$18.50664	$17.20509
Contract liability	$538,690	$405,340	$15,894,821	$10,819,356
Deferred contracts in the annuity period:
Units owned by participants #	—	—	—	—
Minimum unit fair value #*	—	—	—	—
Maximum unit fair value #*	—	—	—	—
Contract liability	—	—	—	—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations
For the Year Ended December 31, 2019

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Investment income:
Dividends	$654,831	$54,061	$—	$2,461	$145
Expenses:
Mortality and expense risk charges	(41,248)	(9,733)	(2,387)	(1,111)	(76)
Total Expenses	(41,248)	(9,733)	(2,387)	(1,111)	(76)
Net Investment income (loss)	613,583	44,328	(2,387)	1,350	69
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	198,152	409,329	29,707	2,913	411
Net realized gain on distributions	1,597,420	1,204,130	18,274	3,843	869
Net unrealized appreciation (depreciation) of Investments during the year	4,305,883	4,968,820	76,114	19,696	1,616
Net gain (loss) on investments	6,101,455	6,582,279	124,095	26,452	2,896
Net increase (decrease) in net assets resulting from operations	$6,715,038	$6,626,607	$121,708	$27,802	$2,965

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Investment income:
Dividends	$15,699	$595	$2,898	$639	$4,313
Expenses:
Mortality and expense risk charges	(3,862)	(293)	(1,007)	(1,067)	(1,498)
Total Expenses	(3,862)	(293)	(1,007)	(1,067)	(1,498)
Net Investment income (loss)	11,837	302	1,891	(428)	2,815
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(77,084)	849	29	(8,212)	8,837
Net realized gain on distributions	66,400	344	—	6,920	20,834
Net unrealized appreciation (depreciation) of Investments during the year	954,391	7,643	6,154	55,608	12,978
Net gain (loss) on investments	943,707	8,836	6,183	54,316	42,649
Net increase (decrease) in net assets resulting from operations	$955,544	$9,138	$8,074	$53,888	$45,464

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Investment income:
Dividends	$—	$17,953	$11,058	$—	$872
Expenses:
Mortality and expense risk charges	(7,178)	(5,908)	(3,723)	(664)	(216)
Total Expenses	(7,178)	(5,908)	(3,723)	(664)	(216)
Net Investment income (loss)	(7,178)	12,045	7,335	(664)	656
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,141	38,800	(17,641)	(42)	1,741
Net realized gain on distributions	107,810	52,192	—	11,645	1,618
Net unrealized appreciation (depreciation) of Investments during the year	172,460	94,777	235,411	9,974	3,010
Net gain (loss) on investments	298,411	185,769	217,770	21,577	6,369
Net increase (decrease) in net assets resulting from operations	$291,233	$197,814	$225,105	$20,913	$7,025

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Investment income:
Dividends	$8,065	$6,006	$575	$—	$74,093
Expenses:
Mortality and expense risk charges	(1,526)	(2,976)	(1,588)	(13,251)	(22,485)
Total Expenses	(1,526)	(2,976)	(1,588)	(13,251)	(22,485)
Net Investment income (loss)	6,539	3,030	(1,013)	(13,251)	51,608
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,343	1,236	(13,704)	(2,205)	(19,243)
Net realized gain on distributions	—	26,347	36,665	144,769	313,363
Net unrealized appreciation (depreciation) of Investments during the year	59,841	38,928	37,487	318,527	716,560
Net gain (loss) on investments	65,184	66,511	60,448	461,091	1,010,680
Net increase (decrease) in net assets resulting from operations	$71,723	$69,541	$59,435	$447,840	$1,062,288

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Investment income:
Dividends	$—	$41,151	$4,094	$9,974	$3,355
Expenses:
Mortality and expense risk charges	(3,249)	(3,521)	(2,293)	(1,206)	(1,145)
Total Expenses	(3,249)	(3,521)	(2,293)	(1,206)	(1,145)
Net Investment income (loss)	(3,249)	37,630	1,801	8,768	2,210
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(32,697)	67,036	39	(5,473)	42
Net realized gain on distributions	63,015	—	—	32,081	—
Net unrealized appreciation (depreciation) of Investments during the year	149,414	577,868	10,351	444,499	3,592
Net gain (loss) on investments	179,732	644,904	10,390	471,107	3,634
Net increase (decrease) in net assets resulting from operations	$176,483	$682,534	$12,191	$479,875	$5,844

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Investment income:
Dividends	$2,301	$895	$—	$7,653	$—
Expenses:
Mortality and expense risk charges	(1,498)	(957)	(3,343)	(5,267)	(297)
Total Expenses	(1,498)	(957)	(3,343)	(5,267)	(297)
Net Investment income (loss)	803	(62)	(3,343)	2,386	(297)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	396	(3,508)	(12,456)	(11,384)	6,338
Net realized gain on distributions	201	2,343	4,893	—	3,071
Net unrealized appreciation (depreciation) of Investments during the year	24,235	33,430	108,395	106,198	5,368
Net gain (loss) on investments	24,832	32,265	100,832	94,814	14,777
Net increase (decrease) in net assets resulting from operations	$25,635	$32,203	$97,489	$97,200	$14,480

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Investment income:
Dividends	$—	$5,792	$140	$31,685	$8,139
Expenses:
Mortality and expense risk charges	(2,063)	(5,991)	(107)	(4,712)	(28,892)
Total Expenses	(2,063)	(5,991)	(107)	(4,712)	(28,892)
Net Investment income (loss)	(2,063)	(199)	33	26,973	(20,753)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	26,881	(18,771)	(3)	(11,859)	144,628
Net realized gain on distributions	15,034	24,273	74	—	150,890
Net unrealized appreciation (depreciation) of Investments during the year	51,842	136,147	1,355	43,504	511,323
Net gain (loss) on investments	93,757	141,649	1,426	31,645	806,841
Net increase (decrease) in net assets resulting from operations	$91,694	$141,450	$1,459	$58,618	$786,088

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Investment income:
Dividends	$155,680	$478,039	$216,703	$195,943	$65,452
Expenses:
Mortality and expense risk charges	(74,662)	(124,363)	(102,003)	(112,003)	(63,448)
Total Expenses	(74,662)	(124,363)	(102,003)	(112,003)	(63,448)
Net Investment income (loss)	81,018	353,676	114,700	83,940	2,004
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	162,423	132,565	653,632	351,199	229,441
Net realized gain on distributions	205,353	150,203	452,818	947,144	260,030
Net unrealized appreciation (depreciation) of Investments during the year	1,073,489	1,670,772	4,928,404	2,340,295	1,732,438
Net gain (loss) on investments	1,441,265	1,953,540	6,034,854	3,638,638	2,221,909
Net increase (decrease) in net assets resulting from operations	$1,522,283	$2,307,216	$6,149,554	$3,722,578	$2,223,913

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Investment income:
Dividends	$81,843	$156,187	$323,281	$151,567	$445
Expenses:
Mortality and expense risk charges	(32,426)	(279,611)	(77,831)	(70,482)	(18,155)
Total Expenses	(32,426)	(279,611)	(77,831)	(70,482)	(18,155)
Net Investment income (loss)	49,417	(123,424)	245,450	81,085	(17,710)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	19,426	1,457,986	214,028	100,087	61,062
Net realized gain on distributions	54,448	2,693,586	234,537	424,039	209,945
Net unrealized appreciation (depreciation) of Investments during the year	142,604	6,146,344	1,083,970	1,310,936	404,585
Net gain (loss) on investments	216,478	10,297,916	1,532,535	1,835,062	675,592
Net increase (decrease) in net assets resulting from operations	$265,895	$10,174,492	$1,777,985	$1,916,147	$657,882

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Investment income:
Dividends	$75,478	$66,715	$376,764	$—	$3,070
Expenses:
Mortality and expense risk charges	(38,846)	(24,886)	(133,935)	(6,952)	(1,454)
Total Expenses	(38,846)	(24,886)	(133,935)	(6,952)	(1,454)
Net Investment income (loss)	36,632	41,829	242,829	(6,952)	1,616
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	127,644	103,037	361,673	35,880	141
Net realized gain on distributions	245,588	105,396	192,435	36,028	10,282
Net unrealized appreciation (depreciation) of Investments during the year	631,084	448,454	4,369,085	143,706	69,565
Net gain (loss) on investments	1,004,316	656,887	4,923,193	215,614	79,988
Net increase (decrease) in net assets resulting from operations	$1,040,948	$698,716	$5,166,022	$208,662	$81,604

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Investment income:
Dividends	$1,781	$2,829	$22,040	$17,381	$7
Expenses:
Mortality and expense risk charges	(1,233)	(2,105)	(3,304)	(8,812)	(170)
Total Expenses	(1,233)	(2,105)	(3,304)	(8,812)	(170)
Net Investment income (loss)	548	724	18,736	8,569	(163)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(395)	(37)	(46,305)	54,455	(9)
Net realized gain on distributions	12,004	15,929	351,987	78,042	835
Net unrealized appreciation (depreciation) of Investments during the year	24,776	47,124	478,800	203,890	1,952
Net gain (loss) on investments	36,385	63,016	784,482	336,387	2,778
Net increase (decrease) in net assets resulting from operations	$36,933	$63,740	$803,218	$344,956	$2,615

(1)  Effective November 15, 2019 BlackRock LifePath® Dynamic 2020 Fund merged with BlackRock LifePath® Dynamic Retirement Fund

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account(1)	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Investment income:
Dividends	$8	$517,879	$559,104	$546,095	$151,021
Expenses:
Mortality and expense risk charges	(969)	(60,211)	(124,283)	(125,392)	(21,304)
Total Expenses	(969)	(60,211)	(124,283)	(125,392)	(21,304)
Net Investment income (loss)	(961)	457,668	434,821	420,703	129,717
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,474	(863,868)	(428,573)	(443,477)	(35,022)
Net realized gain on distributions	3,128	684,464	1,079,316	1,176,604	169,552
Net unrealized appreciation (depreciation) of Investments during the year	27,776	2,198,567	3,957,739	4,408,484	438,165
Net gain (loss) on investments	32,378	2,019,163	4,608,482	5,141,611	572,695
Net increase (decrease) in net assets resulting from operations	$31,417	$2,476,831	$5,043,303	$5,562,314	$702,412

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Investment income:
Dividends	$108,525	$5,993	$9,683	$5,898	$7,112
Expenses:
Mortality and expense risk charges	(28,616)	(3,549)	(5,698)	(3,090)	(3,670)
Total Expenses	(28,616)	(3,549)	(5,698)	(3,090)	(3,670)
Net Investment income (loss)	79,909	2,444	3,985	2,808	3,442
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(19,858)	405	291	(405)	(1,162)
Net realized gain on distributions	227,279	10,376	16,869	10,833	12,816
Net unrealized appreciation (depreciation) of Investments during the year	924,236	43,324	74,244	47,659	58,140
Net gain (loss) on investments	1,131,657	54,105	91,404	58,087	69,794
Net increase (decrease) in net assets resulting from operations	$1,211,566	$56,549	$95,389	$60,895	$73,236

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account
Investment income:
Dividends	$—	$3,256	$41,535	$—	$323
Expenses:
Mortality and expense risk charges	(842)	(993)	(21,504)	(3,693)	(700)
Total Expenses	(842)	(993)	(21,504)	(3,693)	(700)
Net Investment income (loss)	(842)	2,263	20,031	(3,693)	(377)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	27,498	(1,567)	(54,415)	5,054	5,044
Net realized gain on distributions	226,723	—	261,742	45,334	2,012
Net unrealized appreciation (depreciation) of Investments during the year	472,210	6,868	338,465	54,338	11,273
Net gain (loss) on investments	726,431	5,301	545,792	104,726	18,329
Net increase (decrease) in net assets resulting from operations	$725,589	$7,564	$565,823	$101,033	$17,952

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Investment income:
Dividends	$6,075	$1,873	$55,423	$18,102	$3,388
Expenses:
Mortality and expense risk charges	(2,701)	(41,422)	(12,918)	(4,983)	(5,383)
Total Expenses	(2,701)	(41,422)	(12,918)	(4,983)	(5,383)
Net Investment income (loss)	3,374	(39,549)	42,505	13,119	(1,995)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	904	453,884	13,444	1,818	41,087
Net realized gain on distributions	13,985	173,474	18,971	—	19,249
Net unrealized appreciation (depreciation) of Investments during the year	61,254	1,419,904	88,952	51,745	81,797
Net gain (loss) on investments	76,143	2,047,262	121,367	53,563	142,133
Net increase (decrease) in net assets resulting from operations	$79,517	$2,007,713	$163,872	$66,682	$140,138

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Investment income:
Dividends	$339	$7,490	$—	$1,925	$390
Expenses:
Mortality and expense risk charges	(728)	(7,291)	(10,934)	(1,486)	(473)
Total Expenses	(728)	(7,291)	(10,934)	(1,486)	(473)
Net Investment income (loss)	(389)	199	(10,934)	439	(83)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(294)	(67,787)	(76,613)	(2,882)	(4,031)
Net realized gain on distributions	2,221	18,733	169,023	11,083	—
Net unrealized appreciation (depreciation) of Investments during the year	10,571	260,670	163,297	81,724	11,958
Net gain (loss) on investments	12,498	211,616	255,707	89,925	7,927
Net increase (decrease) in net assets resulting from operations	$12,109	$211,815	$244,773	$90,364	$7,844

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account
Investment income:
Dividends	$—	$3,142	$84,353	$610	$7,159
Expenses:
Mortality and expense risk charges	(15)	(1,721)	(35,067)	(1,069)	(1,132)
Total Expenses	(15)	(1,721)	(35,067)	(1,069)	(1,132)
Net Investment income (loss)	(15)	1,421	49,286	(459)	6,027
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1)	1,317	(152,590)	(314)	4,624
Net realized gain on distributions	—	15,086	334,289	7,803	—
Net unrealized appreciation (depreciation) of Investments during the year	300	30,821	1,151,517	26,492	14,280
Net gain (loss) on investments	299	47,224	1,333,216	33,981	18,904
Net increase (decrease) in net assets resulting from operations	$284	$48,645	$1,382,502	$33,522	$24,931

The accompanying notes are an integral part of these financial statements.

	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account
Investment income:
Dividends	$846	$327,679	$257	$10,958	$202,976
Expenses:
Mortality and expense risk charges	(234)	(34,383)	(153)	—	(34,424)
Total Expenses	(234)	(34,383)	(153)	—	(34,424)
Net Investment income (loss)	612	293,296	104	10,958	168,552
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,123	(15,820)	(1,319)	4,308	(243,430)
Net realized gain on distributions	242	—	3,263	—	1,467,427
Net unrealized appreciation (depreciation) of Investments during the year	2,898	676,135	4,982	63,175	2,445,678
Net gain (loss) on investments	4,263	660,315	6,926	67,483	3,669,675
Net increase (decrease) in net assets resulting from operations	$4,875	$953,611	$7,030	$78,441	$3,838,227

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account
Investment income:
Dividends	$137,005	$74	$1,321	$70	$413,189
Expenses:
Mortality and expense risk charges	(24,852)	(37)	(486)	(34)	(83,584)
Total Expenses	(24,852)	(37)	(486)	(34)	(83,584)
Net Investment income (loss)	112,153	37	835	36	329,605
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(64,629)	1,259	(1)	(2)	294,480
Net realized gain on distributions	861,791	1,794	—	155	3,123,405
Net unrealized appreciation (depreciation) of Investments during the year	1,561,949	(877)	3,945	1,191	3,344,113
Net gain (loss) on investments	2,359,111	2,176	3,944	1,344	6,761,998
Net increase (decrease) in net assets resulting from operations	$2,471,264	$2,213	$4,779	$1,380	$7,091,603

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account
Investment income:
Dividends	$91,391	$26,357	$4,799	$137,114	$2,036
Expenses:
Mortality and expense risk charges	(15,986)	(8,221)	(5,043)	(20,519)	(1,680)
Total Expenses	(15,986)	(8,221)	(5,043)	(20,519)	(1,680)
Net Investment income (loss)	75,405	18,136	(244)	116,595	356
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	48,710	9,243	5,984	(18,203)	5,588
Net realized gain on distributions	58,893	45,934	39,910	—	3,854
Net unrealized appreciation (depreciation) of Investments during the year	1,639,209	303,463	124,619	179,258	20,074
Net gain (loss) on investments	1,746,812	358,640	170,513	161,055	29,516
Net increase (decrease) in net assets resulting from operations	$1,822,217	$376,776	$170,269	$277,650	$29,872

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account
Investment income:
Dividends	$—	$600	$14,869	$169	$—
Expenses:
Mortality and expense risk charges	(4,807)	(1,464)	(20,101)	(126)	(36,407)
Total Expenses	(4,807)	(1,464)	(20,101)	(126)	(36,407)
Net Investment income (loss)	(4,807)	(864)	(5,232)	43	(36,407)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	120,028	(494)	54,508	1,221	115,560
Net realized gain on distributions	60,820	1,651	—	1,721	465,419
Net unrealized appreciation (depreciation) of Investments during the year	131,925	26,686	435,068	(45)	716,230
Net gain (loss) on investments	312,773	27,843	489,576	2,897	1,297,209
Net increase (decrease) in net assets resulting from operations	$307,966	$26,979	$484,344	$2,940	$1,260,802

The accompanying notes are an integral part of these financial statements.

	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account
Investment income:
Dividends	$—	$461	$—	$21	$—
Expenses:
Mortality and expense risk charges	(9,268)	(2,164)	(1,085)	(190)	(2,161)
Total Expenses	(9,268)	(2,164)	(1,085)	(190)	(2,161)
Net Investment income (loss)	(9,268)	(1,703)	(1,085)	(169)	(2,161)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	49,365	2,066	(16,400)	(6,490)	13,380
Net realized gain on distributions	118,427	63,677	27,154	—	41,011
Net unrealized appreciation (depreciation) of Investments during the year	186,197	26,885	104,899	13,758	57,784
Net gain (loss) on investments	353,989	92,628	115,653	7,268	112,175
Net increase (decrease) in net assets resulting from operations	$344,721	$90,925	$114,568	$7,099	$110,014

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Fund Sub-Account
Investment income:
Dividends	$2,138	$—	$1,915	$4,516	$—
Expenses:
Mortality and expense risk charges	(720)	(11,756)	(1,039)	(1,521)	(1,141)
Total Expenses	(720)	(11,756)	(1,039)	(1,521)	(1,141)
Net Investment income (loss)	1,418	(11,756)	876	2,995	(1,141)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,214	(32,617)	(405)	(1,130)	(60)
Net realized gain on distributions	7,886	88,805	—	—	15,703
Net unrealized appreciation (depreciation) of Investments during the year	46,869	350,325	15,231	6,928	22,442
Net gain (loss) on investments	55,969	406,513	14,826	5,798	38,085
Net increase (decrease) in net assets resulting from operations	$57,387	$394,757	$15,702	$8,793	$36,944

The accompanying notes are an integral part of these financial statements.

	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account
Investment income:
Dividends	$409	$—	$2,200	$3,946	$199
Expenses:
Mortality and expense risk charges	(93)	(39,151)	(329)	(1,135)	(212)
Total Expenses	(93)	(39,151)	(329)	(1,135)	(212)
Net Investment income (loss)	316	(39,151)	1,871	2,811	(13)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2	86,798	53	(203)	(2,340)
Net realized gain on distributions	—	561,789	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	581	759,811	1,712	8,030	11,650
Net gain (loss) on investments	583	1,408,398	1,765	7,827	9,310
Net increase (decrease) in net assets resulting from operations	$899	$1,369,247	$3,636	$10,638	$9,297

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account
Investment income:
Dividends	$122	$1,048	$1,843	$1,194	$24,187
Expenses:
Mortality and expense risk charges	(28)	(6,022)	(757)	(485)	(9,868)
Total Expenses	(28)	(6,022)	(757)	(485)	(9,868)
Net Investment income (loss)	94	(4,974)	1,086	709	14,319
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1	88,172	1,841	584	20,062
Net realized gain on distributions	—	78,234	3,880	6,149	68,210
Net unrealized appreciation (depreciation) of Investments during the year	593	114,909	18,918	11,445	196,191
Net gain (loss) on investments	594	281,315	24,639	18,178	284,463
Net increase (decrease) in net assets resulting from operations	$688	$276,341	$25,725	$18,887	$298,782

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account
Investment income:
Dividends	$13,072	$1,625	$10,257	$967	$7,327
Expenses:
Mortality and expense risk charges	(2,545)	(302)	(2,051)	(248)	(1,432)
Total Expenses	(2,545)	(302)	(2,051)	(248)	(1,432)
Net Investment income (loss)	10,527	1,323	8,206	719	5,895
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,251	11	2,955	519	2,248
Net realized gain on distributions	31,309	4,647	20,845	5,400	11,529
Net unrealized appreciation (depreciation) of Investments during the year	48,075	8,444	90,852	4,760	57,883
Net gain (loss) on investments	80,635	13,102	114,652	10,679	71,660
Net increase (decrease) in net assets resulting from operations	$91,162	$14,425	$122,858	$11,398	$77,555

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account
Investment income:
Dividends	$33	$34,964	$42,979	$115,702	$309,552
Expenses:
Mortality and expense risk charges	(103)	(7,457)	(7,157)	(18,641)	(23,039)
Total Expenses	(103)	(7,457)	(7,157)	(18,641)	(23,039)
Net Investment income (loss)	(70)	27,507	35,822	97,061	286,513
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9	5,052	(6,613)	(23,588)	(112,460)
Net realized gain on distributions	489	10,585	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	1,636	173,025	66,411	112,776	(160,285)
Net gain (loss) on investments	2,134	188,662	59,798	89,188	(272,745)
Net increase (decrease) in net assets resulting from operations	$2,064	$216,169	$95,620	$186,249	$13,768

The accompanying notes are an integral part of these financial statements.

	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account
Investment income:
Dividends	$14,945	$33,910	$193,798	$31,190	$354,208
Expenses:
Mortality and expense risk charges	(5,407)	(19,532)	(68,901)	(10,525)	(55,256)
Total Expenses	(5,407)	(19,532)	(68,901)	(10,525)	(55,256)
Net Investment income (loss)	9,538	14,378	124,897	20,665	298,952
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,046)	(35,170)	(67,561)	(5,328)	21,356
Net realized gain on distributions	—	145,207	489,576	50,308	—
Net unrealized appreciation (depreciation) of Investments during the year	15,051	492,920	1,613,790	134,524	602,020
Net gain (loss) on investments	12,005	602,957	2,035,805	179,504	623,376
Net increase (decrease) in net assets resulting from operations	$21,543	$617,335	$2,160,702	$200,169	$922,328

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account
Investment income:
Dividends	$63,967	$12,454	$28,061	$18,918	$86,792
Expenses:
Mortality and expense risk charges	(30,887)	(3,771)	(6,741)	(4,682)	(28,810)
Total Expenses	(30,887)	(3,771)	(6,741)	(4,682)	(28,810)
Net Investment income (loss)	33,080	8,683	21,320	14,236	57,982
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	849,428	(581)	(89,466)	4,215	36,759
Net realized gain on distributions	841,984	—	112,565	22,561	216,029
Net unrealized appreciation (depreciation) of Investments during the year	2,646,875	17,822	356,493	152,643	484,519
Net gain (loss) on investments	4,338,287	17,241	379,592	179,419	737,307
Net increase (decrease) in net assets resulting from operations	$4,371,367	$25,924	$400,912	$193,655	$795,289

The accompanying notes are an integral part of these financial statements.

	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account
Investment income:
Dividends	$—	$65,327	$86,121	$114,738	$218,594
Expenses:
Mortality and expense risk charges	(8,719)	(22,247)	(47,555)	(52,935)	(18,073)
Total Expenses	(8,719)	(22,247)	(47,555)	(52,935)	(18,073)
Net Investment income (loss)	(8,719)	43,080	38,566	61,803	200,521
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,507	12,281	59,106	27,839	(31,894)
Net realized gain on distributions	743,716	130,463	601,202	454,245	—
Net unrealized appreciation (depreciation) of Investments during the year	503,666	140,713	481,681	411,453	626,330
Net gain (loss) on investments	1,254,889	283,457	1,141,989	893,537	594,436
Net increase (decrease) in net assets resulting from operations	$1,246,170	$326,537	$1,180,555	$955,340	$794,957

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Highland Premier Growth Equity Sub-Account	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account
Investment income:
Dividends	$925	$2,198	$1	$3,280	$—
Expenses:
Mortality and expense risk charges	(1,060)	(601)	(30)	(1,344)	—
Total Expenses	(1,060)	(601)	(30)	(1,344)	—
Net Investment income (loss)	(135)	1,597	(29)	1,936	—
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,520)	375	65	(3)	—
Net realized gain on distributions	—	—	7	995	—
Net unrealized appreciation (depreciation) of Investments during the year	12,368	7,834	614	6,669	4
Net gain (loss) on investments	9,848	8,209	686	7,661	4
Net increase (decrease) in net assets resulting from operations	$9,713	$9,806	$657	$9,597	$4

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Government Income Fund Sub-Account	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account
Investment income:
Dividends	$42,326	$1,910	$—	$194	$26,614
Expenses:
Mortality and expense risk charges	(7,667)	(1,042)	(6,109)	(135)	(14,699)
Total Expenses	(7,667)	(1,042)	(6,109)	(135)	(14,699)
Net Investment income (loss)	34,659	868	(6,109)	59	11,915
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(885)	596	(19,800)	621	(73,515)
Net realized gain on distributions	—	4,510	232,685	—	103,679
Net unrealized appreciation (depreciation) of Investments during the year	75,823	16,676	11,470	2,601	1,024,360
Net gain (loss) on investments	74,938	21,782	224,355	3,222	1,054,524
Net increase (decrease) in net assets resulting from operations	$109,597	$22,650	$218,246	$3,281	$1,066,439

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Goldman Sachs Small Cap Value Fund Sub-Account	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account
Investment income:
Dividends	$28,755	$—	$166,213	$5,325	$—
Expenses:
Mortality and expense risk charges	(22,808)	(248)	(6,691)	(3,436)	(2,389)
Total Expenses	(22,808)	(248)	(6,691)	(3,436)	(2,389)
Net Investment income (loss)	5,947	(248)	159,522	1,889	(2,389)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(122,365)	(74)	(36,604)	(967)	30,302
Net realized gain on distributions	221,558	9,276	—	19,594	27,013
Net unrealized appreciation (depreciation) of Investments during the year	1,011,038	508	294,933	69,323	88,676
Net gain (loss) on investments	1,110,231	9,710	258,329	87,950	145,991
Net increase (decrease) in net assets resulting from operations	$1,116,178	$9,462	$417,851	$89,839	$143,602

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Satellite Strategies Portfolio Sub-Account	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account
Investment income:
Dividends	$53	$—	$131,655	$514,689	$275,055
Expenses:
Mortality and expense risk charges	(13)	—	(39,600)	(58,328)	(102,990)
Total Expenses	(13)	—	(39,600)	(58,328)	(102,990)
Net Investment income (loss)	40	—	92,055	456,361	172,065
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	—	130,311	(7,804)	(230,397)
Net realized gain on distributions	—	3	585,524	—	2,540,177
Net unrealized appreciation (depreciation) of Investments during the year	193	—	569,259	848,867	3,641,337
Net gain (loss) on investments	193	3	1,285,094	841,063	5,951,117
Net increase (decrease) in net assets resulting from operations	$233	$3	$1,377,149	$1,297,424	$6,123,182

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Hartford Dividend and Growth HLS Fund Sub-Account	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account
Investment income:
Dividends	$460,930	$—	$2,701	$4	$—
Expenses:
Mortality and expense risk charges	(68,278)	(22,988)	(6,558)	(2)	(54,842)
Total Expenses	(68,278)	(22,988)	(6,558)	(2)	(54,842)
Net Investment income (loss)	392,652	(22,988)	(3,857)	2	(54,842)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(162,066)	(77,972)	6,590	—	84,821
Net realized gain on distributions	2,989,600	472,443	184,832	53	1,595,906
Net unrealized appreciation (depreciation) of Investments during the year	3,021,359	633,356	155,130	36	294,928
Net gain (loss) on investments	5,848,893	1,027,827	346,552	89	1,975,655
Net increase (decrease) in net assets resulting from operations	$6,241,545	$1,004,839	$342,695	$91	$1,920,813

The accompanying notes are an integral part of these financial statements.

	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account
Investment income:
Dividends	$14,567	$28,107	$62,038	$—	$—
Expenses:
Mortality and expense risk charges	(6,508)	(31,269)	(24,410)	(15,454)	(4,433)
Total Expenses	(6,508)	(31,269)	(24,410)	(15,454)	(4,433)
Net Investment income (loss)	8,059	(3,162)	37,628	(15,454)	(4,433)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,367	334,322	7,083	40,580	8,096
Net realized gain on distributions	30,791	2,350,379	—	965,848	103,763
Net unrealized appreciation (depreciation) of Investments during the year	139,564	1,894,894	25,790	567,562	62,482
Net gain (loss) on investments	185,722	4,579,595	32,873	1,573,990	174,341
Net increase (decrease) in net assets resulting from operations	$193,781	$4,576,433	$70,501	$1,558,536	$169,908

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account
Investment income:
Dividends	$77,953	$16,281	$29,612	$8,163	$3,466
Expenses:
Mortality and expense risk charges	(27,845)	(4,061)	(9,417)	(2,831)	(356)
Total Expenses	(27,845)	(4,061)	(9,417)	(2,831)	(356)
Net Investment income (loss)	50,108	12,220	20,195	5,332	3,110
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	173,966	(1,436)	355	(5,977)	(10)
Net realized gain on distributions	396,356	—	156,789	16,079	—
Net unrealized appreciation (depreciation) of Investments during the year	603,024	18,336	193,118	42,167	5,627
Net gain (loss) on investments	1,173,346	16,900	350,262	52,269	5,617
Net increase (decrease) in net assets resulting from operations	$1,223,454	$29,120	$370,457	$57,601	$8,727

The accompanying notes are an integral part of these financial statements.

	The Hartford Dividend and Growth Fund Sub-Account	The Hartford Opportunities Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account
Investment income:
Dividends	$11,746	$4,804	$—	$—	$15,479
Expenses:
Mortality and expense risk charges	(7,851)	(4,628)	(9,529)	(2,779)	(3,164)
Total Expenses	(7,851)	(4,628)	(9,529)	(2,779)	(3,164)
Net Investment income (loss)	3,895	176	(9,529)	(2,779)	12,315
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,261	(1,161)	29,758	20,531	(1,685)
Net realized gain on distributions	23,574	—	38,273	16,200	—
Net unrealized appreciation (depreciation) of Investments during the year	158,564	98,261	162,384	75,102	34,197
Net gain (loss) on investments	183,399	97,100	230,415	111,833	32,512
Net increase (decrease) in net assets resulting from operations	$187,294	$97,276	$220,886	$109,054	$44,827

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account
Investment income:
Dividends	$—	$—	$60	$47,790	$19,953
Expenses:
Mortality and expense risk charges	(3,157)	(3,786)	(12)	(19,876)	(7,265)
Total Expenses	(3,157)	(3,786)	(12)	(19,876)	(7,265)
Net Investment income (loss)	(3,157)	(3,786)	48	27,914	12,688
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,244	526	—	(1,468)	6,110
Net realized gain on distributions	19,874	20,699	71	34,445	—
Net unrealized appreciation (depreciation) of Investments during the year	67,022	55,774	497	282,057	79,201
Net gain (loss) on investments	88,140	76,999	568	315,034	85,311
Net increase (decrease) in net assets resulting from operations	$84,983	$73,213	$616	$342,948	$97,999

The accompanying notes are an integral part of these financial statements.

	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account
Investment income:
Dividends	$40,243	$48,175	$7,330	$9,761	$14,534
Expenses:
Mortality and expense risk charges	(58,364)	(20,924)	(4,434)	(4,513)	(5,500)
Total Expenses	(58,364)	(20,924)	(4,434)	(4,513)	(5,500)
Net Investment income (loss)	(18,121)	27,251	2,896	5,248	9,034
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	38,064	17,282	(11,997)	14,300	20,510
Net realized gain on distributions	260,767	75,617	—	31,580	3,384
Net unrealized appreciation (depreciation) of Investments during the year	1,492,360	367,981	37,244	74,208	71,427
Net gain (loss) on investments	1,791,191	460,880	25,247	120,088	95,321
Net increase (decrease) in net assets resulting from operations	$1,773,070	$488,131	$28,143	$125,336	$104,355

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	The Hartford International Small Company Fund Sub-Account (2)	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account
Investment income:
Dividends	$636	$954	$8,282	$—	$—
Expenses:
Mortality and expense risk charges	(280)	(1,478)	(3,258)	(3,412)	(5,359)
Total Expenses	(280)	(1,478)	(3,258)	(3,412)	(5,359)
Net Investment income (loss)	356	(524)	5,024	(3,412)	(5,359)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,195)	(3,552)	43,069	(2,805)	15,797
Net realized gain on distributions	—	3,612	—	42,162	79,032
Net unrealized appreciation (depreciation) of Investments during the year	9,456	34,935	106,610	107,964	151,344
Net gain (loss) on investments	3,261	34,995	149,679	147,321	246,173
Net increase (decrease) in net assets resulting from operations	$3,617	$34,471	$154,703	$143,909	$240,814

(2)  Effective November 22, 2019 The Hartford International Small Company Fund merged with Hartford Global Impact Fund

The accompanying notes are an integral part of these financial statements.

	Ivy Natural Resources Fund Sub-Account	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account
Investment income:
Dividends	$21,931	$—	$—	$7,545	$4,214
Expenses:
Mortality and expense risk charges	(7,829)	(5,882)	(11,780)	(4,317)	(19,370)
Total Expenses	(7,829)	(5,882)	(11,780)	(4,317)	(19,370)
Net Investment income (loss)	14,102	(5,882)	(11,780)	3,228	(15,156)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(51,405)	63,189	23,630	(25,439)	12,421
Net realized gain on distributions	—	92,665	163,005	12,751	220,467
Net unrealized appreciation (depreciation) of Investments during the year	121,822	80,220	373,191	86,659	612,955
Net gain (loss) on investments	70,417	236,074	559,826	73,971	845,843
Net increase (decrease) in net assets resulting from operations	$84,519	$230,192	$548,046	$77,199	$830,687

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Janus Henderson Global Research Portfolio Sub-Account	Janus Henderson Enterprise Portfolio Sub-Account	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account
Investment income:
Dividends	$2,692	$215	$8,579	$3,699	$843
Expenses:
Mortality and expense risk charges	(1,869)	(747)	(3,154)	(1,321)	(174)
Total Expenses	(1,869)	(747)	(3,154)	(1,321)	(174)
Net Investment income (loss)	823	(532)	5,425	2,378	669
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,225	6,356	5,648	(4,979)	(179)
Net realized gain on distributions	16,004	6,920	12,282	—	—
Net unrealized appreciation (depreciation) of Investments during the year	42,185	20,721	64,225	47,698	2,008
Net gain (loss) on investments	66,414	33,997	82,155	42,719	1,829
Net increase (decrease) in net assets resulting from operations	$67,237	$33,465	$87,580	$45,097	$2,498

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Forty Fund Sub-Account	Janus Henderson Balanced Fund Sub-Account	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account
Investment income:
Dividends	$—	$48,195	$—	$27,705	$1,596
Expenses:
Mortality and expense risk charges	(38,743)	(17,428)	(12,677)	(10,366)	(1,094)
Total Expenses	(38,743)	(17,428)	(12,677)	(10,366)	(1,094)
Net Investment income (loss)	(38,743)	30,767	(12,677)	17,339	502
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	60,040	263,670	171,671	(28,327)	5,823
Net realized gain on distributions	472,781	27,283	58,384	—	6,971
Net unrealized appreciation (depreciation) of Investments during the year	1,442,893	284,667	214,448	372,889	29,880
Net gain (loss) on investments	1,975,714	575,620	444,503	344,562	42,674
Net increase (decrease) in net assets resulting from operations	$1,936,971	$606,387	$431,826	$361,901	$43,176

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Janus Henderson Mid Cap Value Fund Sub-Account	PGIM Jennison Natural Resources Fund Sub-Account	PGIM Jennison Mid-Cap Growth Fund Sub-Account	PGIM Jennison 20/20 Focus Fund Sub-Account	JPMorgan Large Cap Growth Fund Sub-Account
Investment income:
Dividends	$7,432	$6,859	$—	$435	$—
Expenses:
Mortality and expense risk charges	(6,442)	(733)	(5,746)	(2,670)	(923)
Total Expenses	(6,442)	(733)	(5,746)	(2,670)	(923)
Net Investment income (loss)	990	6,126	(5,746)	(2,235)	(923)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(18,375)	(31,313)	(22,977)	2,802	16,133
Net realized gain on distributions	16,037	—	202,953	12,625	912
Net unrealized appreciation (depreciation) of Investments during the year	270,418	98,034	40,986	46,920	7,728
Net gain (loss) on investments	268,080	66,721	220,962	62,347	24,773
Net increase (decrease) in net assets resulting from operations	$269,070	$72,847	$215,216	$60,112	$23,850

The accompanying notes are an integral part of these financial statements.

	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account
Investment income:
Dividends	$108,272	$177	$—	$4,074	$7,192
Expenses:
Mortality and expense risk charges	(8,071)	(528)	(8,489)	(1,954)	(7,181)
Total Expenses	(8,071)	(528)	(8,489)	(1,954)	(7,181)
Net Investment income (loss)	100,201	(351)	(8,489)	2,120	11
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,897	172	14,285	(5,329)	57,562
Net realized gain on distributions	23,534	2,652	49,260	21,098	67,277
Net unrealized appreciation (depreciation) of Investments during the year	172,681	9,635	165,432	45,520	171,847
Net gain (loss) on investments	204,112	12,459	228,977	61,289	296,686
Net increase (decrease) in net assets resulting from operations	$304,313	$12,108	$220,488	$63,409	$296,697

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account
Investment income:
Dividends	$156,604	$200,240	$176,742	$103,639	$99,004
Expenses:
Mortality and expense risk charges	(44,242)	(72,950)	(54,620)	(43,945)	(42,606)
Total Expenses	(44,242)	(72,950)	(54,620)	(43,945)	(42,606)
Net Investment income (loss)	112,362	127,290	122,122	59,694	56,398
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	69,270	112,757	163,404	102,219	221,475
Net realized gain on distributions	622,077	825,216	1,004,300	402,545	479,803
Net unrealized appreciation (depreciation) of Investments during the year	81,734	278,207	253,939	498,038	543,764
Net gain (loss) on investments	773,081	1,216,180	1,421,643	1,002,802	1,245,042
Net increase (decrease) in net assets resulting from operations	$885,443	$1,343,470	$1,543,765	$1,062,496	$1,301,440

(3)  Effective June 10, 2019 Keeley Small Cap Value Fund merged with Keeley Small Cap Dividend Value Fund

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account (3)
Investment income:
Dividends	$69,179	$55,415	$62,812	$29,432	$4,292
Expenses:
Mortality and expense risk charges	(34,749)	(25,568)	(18,041)	(14,496)	(1,099)
Total Expenses	(34,749)	(25,568)	(18,041)	(14,496)	(1,099)
Net Investment income (loss)	34,430	29,847	44,771	14,936	3,193
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	112,411	50,228	22,153	42,070	(341,585)
Net realized gain on distributions	319,516	248,108	219,787	98,042	200,618
Net unrealized appreciation (depreciation) of Investments during the year	411,454	353,983	23,547	178,643	283,811
Net gain (loss) on investments	843,381	652,319	265,487	318,755	142,844
Net increase (decrease) in net assets resulting from operations	$877,811	$682,166	$310,258	$333,691	$146,037

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account
Investment income:
Dividends	$120,485	$693	$9,604	$38,079	$96,372
Expenses:
Mortality and expense risk charges	(5,169)	(1,439)	(4,242)	(15,851)	(16,130)
Total Expenses	(5,169)	(1,439)	(4,242)	(15,851)	(16,130)
Net Investment income (loss)	115,316	(746)	5,362	22,228	80,242
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(20,289)	(5)	(355)	(70,773)	998
Net realized gain on distributions	4,971	15,086	9,404	219,003	—
Net unrealized appreciation (depreciation) of Investments during the year	277,402	19,482	75,945	371,326	195,537
Net gain (loss) on investments	262,084	34,563	84,994	519,556	196,535
Net increase (decrease) in net assets resulting from operations	$377,400	$33,817	$90,356	$541,784	$276,777

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Growth Opportunities Fund Sub-Account	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account
Investment income:
Dividends	$—	$3,442	$169,883	$—	$5,665
Expenses:
Mortality and expense risk charges	(1,693)	(2,409)	(8,786)	(10,220)	(1,858)
Total Expenses	(1,693)	(2,409)	(8,786)	(10,220)	(1,858)
Net Investment income (loss)	(1,693)	1,033	161,097	(10,220)	3,807
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,358	3,682	(10,015)	17,336	(222)
Net realized gain on distributions	7,890	9,110	—	181,212	—
Net unrealized appreciation (depreciation) of Investments during the year	38,317	33,170	304,275	59,605	61,512
Net gain (loss) on investments	55,565	45,962	294,260	258,153	61,290
Net increase (decrease) in net assets resulting from operations	$53,872	$46,995	$455,357	$247,933	$65,097

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2010 Fund Sub-Account (4)	MFS® Emerging Markets Debt Fund Sub-Account
Investment income:
Dividends	$9,970	$578	$6,167	$1,497	$12,763
Expenses:
Mortality and expense risk charges	(20,933)	(1,090)	(1,476)	(25)	(2,466)
Total Expenses	(20,933)	(1,090)	(1,476)	(25)	(2,466)
Net Investment income (loss)	(10,963)	(512)	4,691	1,472	10,297
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(83,954)	6,061	(22,907)	(2,685)	(1,455)
Net realized gain on distributions	320,764	—	38	2,157	—
Net unrealized appreciation (depreciation) of Investments during the year	427,669	49,676	121,591	561	25,219
Net gain (loss) on investments	664,479	55,737	98,722	33	23,764
Net increase (decrease) in net assets resulting from operations	$653,516	$55,225	$103,413	$1,505	$34,061

(4)  Effective January 25, 2019 MassMutual RetireSMARTSM by JPMorgan 2010 Fund merged with MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

The accompanying notes are an integral part of these financial statements.

	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account
Investment income:
Dividends	$10,110	$43,233	$3,604	$—	$—
Expenses:
Mortality and expense risk charges	(6,794)	(5,847)	(1,728)	(5,191)	(787)
Total Expenses	(6,794)	(5,847)	(1,728)	(5,191)	(787)
Net Investment income (loss)	3,316	37,386	1,876	(5,191)	(787)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	61,266	(2,562)	8,382	36,087	54,904
Net realized gain on distributions	265,971	—	5,372	6,174	298,513
Net unrealized appreciation (depreciation) of Investments during the year	795,839	80,843	53,023	167,816	795,295
Net gain (loss) on investments	1,123,076	78,281	66,777	210,077	1,148,712
Net increase (decrease) in net assets resulting from operations	$1,126,392	$115,667	$68,653	$204,886	$1,147,925

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account
Investment income:
Dividends	$39,762	$49,061	$108,869	$174,853	$66,538
Expenses:
Mortality and expense risk charges	(21,213)	(13,786)	(26,614)	(34,323)	(6,876)
Total Expenses	(21,213)	(13,786)	(26,614)	(34,323)	(6,876)
Net Investment income (loss)	18,549	35,275	82,255	140,530	59,662
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	133,952	115,969	64,019	748,391	35,091
Net realized gain on distributions	—	28,007	190,544	108,243	—
Net unrealized appreciation (depreciation) of Investments during the year	551,659	278,904	563,237	1,437,420	128,288
Net gain (loss) on investments	685,611	422,880	817,800	2,294,054	163,379
Net increase (decrease) in net assets resulting from operations	$704,160	$458,155	$900,055	$2,434,584	$223,041

The accompanying notes are an integral part of these financial statements.

	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account
Investment income:
Dividends	$6,239	$1,996	$11,664	$95,326	$112,944
Expenses:
Mortality and expense risk charges	(4,588)	(1,884)	(10,064)	(13,030)	(9,996)
Total Expenses	(4,588)	(1,884)	(10,064)	(13,030)	(9,996)
Net Investment income (loss)	1,651	112	1,600	82,296	102,948
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	62,798	3,524	24,704	(8,356)	349,155
Net realized gain on distributions	63,716	970	37,884	—	410,375
Net unrealized appreciation (depreciation) of Investments during the year	151,425	34,008	631,265	201,447	2,089,845
Net gain (loss) on investments	277,939	38,502	693,853	193,091	2,849,375
Net increase (decrease) in net assets resulting from operations	$279,590	$38,614	$695,453	$275,387	$2,952,323

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account
Investment income:
Dividends	$—	$32	$9,081	$—	$8,491
Expenses:
Mortality and expense risk charges	(1,242)	(98)	(1,684)	(2,620)	(1,086)
Total Expenses	(1,242)	(98)	(1,684)	(2,620)	(1,086)
Net Investment income (loss)	(1,242)	(66)	7,397	(2,620)	7,405
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,877	2,054	9,363	26,272	(1,643)
Net realized gain on distributions	3,762	518	667	4,959	—
Net unrealized appreciation (depreciation) of Investments during the year	40,357	2,267	33,267	55,456	14,395
Net gain (loss) on investments	45,996	4,839	43,297	86,687	12,752
Net increase (decrease) in net assets resulting from operations	$44,754	$4,773	$50,694	$84,067	$20,157

The accompanying notes are an integral part of these financial statements.

	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account
Investment income:
Dividends	$82,598	$1,057	$530	$19,862	$8,440
Expenses:
Mortality and expense risk charges	(54,235)	(667)	(890)	(11,930)	(3,659)
Total Expenses	(54,235)	(667)	(890)	(11,930)	(3,659)
Net Investment income (loss)	28,363	390	(360)	7,932	4,781
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(95,015)	556	2,457	(23,869)	(60,354)
Net realized gain on distributions	290,419	1,815	417	39,634	942
Net unrealized appreciation (depreciation) of Investments during the year	894,234	14,059	12,184	317,965	128,301
Net gain (loss) on investments	1,089,638	16,430	15,058	333,730	68,889
Net increase (decrease) in net assets resulting from operations	$1,118,001	$16,820	$14,698	$341,662	$73,670

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account
Investment income:
Dividends	$—	$—	$8,397	$2,452	$883
Expenses:
Mortality and expense risk charges	(4,057)	(9,701)	(10,246)	(730)	(1,404)
Total Expenses	(4,057)	(9,701)	(10,246)	(730)	(1,404)
Net Investment income (loss)	(4,057)	(9,701)	(1,849)	1,722	(521)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,935	(144,551)	2,178	20	(5,705)
Net realized gain on distributions	1,954	1,309,560	135,339	—	—
Net unrealized appreciation (depreciation) of Investments during the year	89,747	(409,437)	221,742	10,218	114,337
Net gain (loss) on investments	98,636	755,572	359,259	10,238	108,632
Net increase (decrease) in net assets resulting from operations	$94,579	$745,871	$357,410	$11,960	$108,111

(5)  Formerly Oppenheimer Capital Appreciation Fund. Change effective May 24, 2019

(6)  Formerly Oppenheimer Global Fund. Change effective May 24, 2019

(7)  Formerly Oppenheimer Global Opportunities Fund. Change effective May 24, 2019

(8)  Formerly Oppenheimer International Growth Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	The Oakmark Equity and Income Fund Sub-Account	Invesco Oppenheimer Capital Appreciation Fund Sub-Account (5)	Invesco Oppenheimer Global Fund Sub-Account (6)	Invesco Oppenheimer Global Opportunities Fund Sub-Account (7)	Invesco Oppenheimer International Growth Fund Sub-Account (8)
Investment income:
Dividends	$165,905	$—	$29,080	$—	$33,869
Expenses:
Mortality and expense risk charges	(63)	(4,994)	(21,047)	(3,515)	(6,445)
Total Expenses	(63)	(4,994)	(21,047)	(3,515)	(6,445)
Net Investment income (loss)	165,842	(4,994)	8,033	(3,515)	27,424
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,666	11,960	65,357	19,073	53,997
Net realized gain on distributions	698,821	193,950	45,096	25,545	—
Net unrealized appreciation (depreciation) of Investments during the year	908,941	70,127	1,221,133	76,351	888,673
Net gain (loss) on investments	1,624,428	276,037	1,331,586	120,969	942,670
Net increase (decrease) in net assets resulting from operations	$1,790,270	$271,043	$1,339,619	$117,454	$970,094

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Invesco Oppenheimer Main Street Fund Sub-Account (9)	Invesco Oppenheimer Global Strategic Income Fund Sub-Account (10)	Invesco Oppenheimer Main Street Mid Cap Fund Sub-Account (11)	Invesco Oppenheimer Developing Markets Fund Sub-Account (12)	Invesco Oppenheimer Capital Income Fund Sub-Account (13)
Investment income:
Dividends	$4,218	$29,900	$—	$14,723	$10
Expenses:
Mortality and expense risk charges	(4,419)	(5,713)	(15,579)	(20,915)	(4)
Total Expenses	(4,419)	(5,713)	(15,579)	(20,915)	(4)
Net Investment income (loss)	(201)	24,187	(15,579)	(6,192)	6
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	136	(4,084)	(19,784)	152,295	7
Net realized gain on distributions	36,000	—	134,662	87,400	—
Net unrealized appreciation (depreciation) of Investments during the year	133,225	38,302	626,948	755,616	42
Net gain (loss) on investments	169,361	34,218	741,826	995,311	49
Net increase (decrease) in net assets resulting from operations	$169,160	$58,405	$726,247	$989,119	$55

(9)  Formerly Oppenheimer Main Street Fund. Change effective May 24, 2019

(10)  Formerly Oppenheimer Global Strategic Income Fund. Change effective May 24, 2019

(11)  Formerly Oppenheimer Main Street Mid Cap Fund. Change effective May 24, 2019

(12)  Formerly Oppenheimer Developing Markets Fund. Change effective May 24, 2019

(13)  Formerly Oppenheimer Capital Income Fund. Change effective May 24, 2019

(14)  Formerly Oppenheimer International Bond Fund. Change effective May 24, 2019

(15)  Formerly Oppenheimer Mid Cap Value Fund. Change effective May 24, 2019

(16)  Formerly Oppenheimer Oppenheimer Main Street All Cap Fund®. Change effective May 24, 2019

(17)  Formerly Oppenheimer Gold & Special Minerals Fund. Change effective May 24, 2019

(18)  Formerly Oppenheimer Real Estate Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	Invesco Oppenheimer International Bond Fund Sub-Account (14)	Invesco Oppenheimer Mid Cap Value Fund Sub-Account (15)	Invesco Oppenheimer Main Street All Cap Fund® Sub-Account (16)	Invesco Oppenheimer Gold & Special Minerals Fund Sub-Account (17)	Invesco Oppenheimer Real Estate Fund Sub-Account (18)
Investment income:
Dividends	$175,632	$2,202	$5,551	$5,391	$25,430
Expenses:
Mortality and expense risk charges	(26,761)	(3,508)	(7,934)	(13,960)	(8,486)
Total Expenses	(26,761)	(3,508)	(7,934)	(13,960)	(8,486)
Net Investment income (loss)	148,871	(1,306)	(2,383)	(8,569)	16,944
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(44,847)	6,470	5,886	(2,385)	52,567
Net realized gain on distributions	—	49,854	4,250	—	28,215
Net unrealized appreciation (depreciation) of Investments during the year	188,477	38,534	297,491	644,876	215,705
Net gain (loss) on investments	143,630	94,858	307,627	642,491	296,487
Net increase (decrease) in net assets resulting from operations	$292,501	$93,552	$305,244	$633,922	$313,431

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Invesco Oppenheimer Equity Income Fund Sub-Account (19)	Invesco Oppenheimer International Diversified Fund Sub-Account (20)	Invesco Oppenheimer Rising Dividends Fund Sub-Account (21)	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account
Investment income:
Dividends	$153	$1,754	$100	$—	$21,480
Expenses:
Mortality and expense risk charges	(65)	(1,627)	(124)	(477)	(2,749)
Total Expenses	(65)	(1,627)	(124)	(477)	(2,749)
Net Investment income (loss)	88	127	(24)	(477)	18,731
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7)	4,959	1	85	(659)
Net realized gain on distributions	373	2,155	367	5,577	—
Net unrealized appreciation (depreciation) of Investments during the year	882	25,656	2,003	9,995	30,061
Net gain (loss) on investments	1,248	32,770	2,371	15,657	29,402
Net increase (decrease) in net assets resulting from operations	$1,336	$32,897	$2,347	$15,180	$48,133

(19)  Formerly Oppenheimer Equity Income Fund. Change effective May 24, 2019

(20)  Formerly Oppenheimer International Diversified Fund. Change effective May 24, 2019

(21)  Formerly Oppenheimer Rising Dividends Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	Putnam VT International Growth Fund Sub-Account	Putnam VT Sustainable Leaders Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account	Pioneer Equity Income Fund Sub-Account
Investment income:
Dividends	$—	$1,939	$1,410	$1,874	$891
Expenses:
Mortality and expense risk charges	(1,053)	(2,667)	(1,442)	(1,298)	(613)
Total Expenses	(1,053)	(2,667)	(1,442)	(1,298)	(613)
Net Investment income (loss)	(1,053)	(728)	(32)	576	278
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,197)	27,212	(9,016)	(1,804)	(1,232)
Net realized gain on distributions	17,733	61,622	22,733	—	1,037
Net unrealized appreciation (depreciation) of Investments during the year	16,866	25,291	29,460	35,309	11,188
Net gain (loss) on investments	33,402	114,125	43,177	33,505	10,993
Net increase (decrease) in net assets resulting from operations	$32,349	$113,397	$43,145	$34,081	$11,271

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account
Investment income:
Dividends	$33	$287	$4,417	$77,655	$141
Expenses:
Mortality and expense risk charges	(661)	(93)	(7,284)	(36,666)	(381)
Total Expenses	(661)	(93)	(7,284)	(36,666)	(381)
Net Investment income (loss)	(628)	194	(2,867)	40,989	(240)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	80	(47)	(100,546)	(430,270)	(336)
Net realized gain on distributions	4,783	—	88,062	391,553	1,229
Net unrealized appreciation (depreciation) of Investments during the year	14,003	1,841	229,667	923,914	7,977
Net gain (loss) on investments	18,866	1,794	217,183	885,197	8,870
Net increase (decrease) in net assets resulting from operations	$18,238	$1,988	$214,316	$926,186	$8,630

The accompanying notes are an integral part of these financial statements.

	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account
Investment income:
Dividends	$19,608	$6,383	$52,480	$142,078	$7,438
Expenses:
Mortality and expense risk charges	(3,756)	(8,090)	(6,390)	(18,463)	(8,185)
Total Expenses	(3,756)	(8,090)	(6,390)	(18,463)	(8,185)
Net Investment income (loss)	15,852	(1,707)	46,090	123,615	(747)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,125)	(32,973)	(2,478)	(1,566)	(9,672)
Net realized gain on distributions	—	66,138	—	—	3,238
Net unrealized appreciation (depreciation) of Investments during the year	45,012	170,479	86,985	329,440	226,983
Net gain (loss) on investments	42,887	203,644	84,507	327,874	220,549
Net increase (decrease) in net assets resulting from operations	$58,739	$201,937	$130,597	$451,489	$219,802

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account
Investment income:
Dividends	$—	$5,263	$12,492	$61,268	$5,200
Expenses:
Mortality and expense risk charges	(7,457)	(1,442)	(6,294)	(8,542)	(1,136)
Total Expenses	(7,457)	(1,442)	(6,294)	(8,542)	(1,136)
Net Investment income (loss)	(7,457)	3,821	6,198	52,726	4,064
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	72,357	45	26,826	(6,457)	3,418
Net realized gain on distributions	12,197	—	20,437	—	—
Net unrealized appreciation (depreciation) of Investments during the year	131,425	7,809	163,554	102,439	64,092
Net gain (loss) on investments	215,979	7,854	210,817	95,982	67,510
Net increase (decrease) in net assets resulting from operations	$208,522	$11,675	$217,015	$148,708	$71,574

The accompanying notes are an integral part of these financial statements.

	Putnam Sustainable Leaders Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account
Investment income:
Dividends	$3	$—	$—	$5,195	$—
Expenses:
Mortality and expense risk charges	(7)	(1,781)	(809)	(5,269)	(1,961)
Total Expenses	(7)	(1,781)	(809)	(5,269)	(1,961)
Net Investment income (loss)	(4)	(1,781)	(809)	(74)	(1,961)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2	(356)	13,925	(17,833)	(68,214)
Net realized gain on distributions	68	3,157	2,450	59,287	15,512
Net unrealized appreciation (depreciation) of Investments during the year	210	45,990	22,970	104,252	166,442
Net gain (loss) on investments	280	48,791	39,345	145,706	113,740
Net increase (decrease) in net assets resulting from operations	$276	$47,010	$38,536	$145,632	$111,779

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account
Investment income:
Dividends	$1,491	$2,164	$2,198	$11,336	$10,060
Expenses:
Mortality and expense risk charges	(2,420)	(752)	(2,597)	(8,003)	(9,865)
Total Expenses	(2,420)	(752)	(2,597)	(8,003)	(9,865)
Net Investment income (loss)	(929)	1,412	(399)	3,333	195
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,086)	471	(3,499)	(116,617)	(15,986)
Net realized gain on distributions	6,523	5,497	8,451	32,817	60,962
Net unrealized appreciation (depreciation) of Investments during the year	28,996	24,728	51,779	231,981	276,986
Net gain (loss) on investments	34,433	30,696	56,731	148,181	321,962
Net increase (decrease) in net assets resulting from operations	$33,504	$32,108	$56,332	$151,514	$322,157

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account	DWS Equity Dividend Fund Sub-Account	DWS Capital Growth Fund Sub-Account
Investment income:
Dividends	$2,566	$347	$311	$3,492	$6
Expenses:
Mortality and expense risk charges	(1,115)	(532)	(161)	(1,306)	(111)
Total Expenses	(1,115)	(532)	(161)	(1,306)	(111)
Net Investment income (loss)	1,451	(185)	150	2,186	(105)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(13)	(8,547)	13	1,482	3
Net realized gain on distributions	—	1,606	1,130	11,015	653
Net unrealized appreciation (depreciation) of Investments during the year	6,907	32,187	3,127	32,037	1,878
Net gain (loss) on investments	6,894	25,246	4,270	44,534	2,534
Net increase (decrease) in net assets resulting from operations	$8,345	$25,061	$4,420	$46,720	$2,429

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	DWS Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account	DWS Global Growth Fund Sub-Account	Select Overseas Fund Sub-Account
Investment income:
Dividends	$836	$38,477	$778	$1,003	$5,103
Expenses:
Mortality and expense risk charges	(237)	(12,783)	(267)	(896)	(1,400)
Total Expenses	(237)	(12,783)	(267)	(896)	(1,400)
Net Investment income (loss)	599	25,694	511	107	3,703
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(123)	36,122	(4,636)	4,025	6,468
Net realized gain on distributions	—	103,898	7,781	—	4,975
Net unrealized appreciation (depreciation) of Investments during the year	2,182	379,299	8,071	30,917	36,262
Net gain (loss) on investments	2,059	519,319	11,216	34,942	47,705
Net increase (decrease) in net assets resulting from operations	$2,658	$545,013	$11,727	$35,049	$51,408

The accompanying notes are an integral part of these financial statements.

	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account
Investment income:
Dividends	$7,308	$—	$—	$8,846	$6,289
Expenses:
Mortality and expense risk charges	(1,530)	(5)	(1,283)	(1,110)	(4,364)
Total Expenses	(1,530)	(5)	(1,283)	(1,110)	(4,364)
Net Investment income (loss)	5,778	(5)	(1,283)	7,736	1,925
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	112	1,295	21,079	774	8,816
Net realized gain on distributions	—	25	8,318	5,008	33,478
Net unrealized appreciation (depreciation) of Investments during the year	14,246	(629)	22,727	13,498	97,410
Net gain (loss) on investments	14,358	691	52,124	19,280	139,704
Net increase (decrease) in net assets resulting from operations	$20,136	$686	$50,841	$27,016	$141,629

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account
Investment income:
Dividends	$180	$418	$4,741	$—	$32,893
Expenses:
Mortality and expense risk charges	(357)	(374)	(6,028)	(6,078)	(20,202)
Total Expenses	(357)	(374)	(6,028)	(6,078)	(20,202)
Net Investment income (loss)	(177)	44	(1,287)	(6,078)	12,691
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	25	(908)	16,139	54,706	(57,703)
Net realized gain on distributions	4,329	8	87,228	61,802	162,110
Net unrealized appreciation (depreciation) of Investments during the year	2,778	6,767	199,057	76,675	596,949
Net gain (loss) on investments	7,132	5,867	302,424	193,183	701,356
Net increase (decrease) in net assets resulting from operations	$6,955	$5,911	$301,137	$187,105	$714,047

The accompanying notes are an integral part of these financial statements.

	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account
Investment income:
Dividends	$5,465	$—	$717	$—	$25,581
Expenses:
Mortality and expense risk charges	(12,564)	(6,619)	(1,425)	(54,817)	(10,575)
Total Expenses	(12,564)	(6,619)	(1,425)	(54,817)	(10,575)
Net Investment income (loss)	(7,099)	(6,619)	(708)	(54,817)	15,006
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	115,975	91,760	488	396,955	(1,978)
Net realized gain on distributions	—	71,661	18,187	102,269	71,575
Net unrealized appreciation (depreciation) of Investments during the year	259,387	30,395	24,366	1,274,302	220,566
Net gain (loss) on investments	375,362	193,816	43,041	1,773,526	290,163
Net increase (decrease) in net assets resulting from operations	$368,263	$187,197	$42,333	$1,718,709	$305,169

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account
Investment income:
Dividends	$19,351	$198,499	$208,952	$97,621	$41,721
Expenses:
Mortality and expense risk charges	(6,823)	(82,879)	(100,370)	(58,566)	(30,757)
Total Expenses	(6,823)	(82,879)	(100,370)	(58,566)	(30,757)
Net Investment income (loss)	12,528	115,620	108,582	39,055	10,964
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,305	129,800	139,115	84,872	85,450
Net realized gain on distributions	24,188	408,025	533,990	377,886	172,101
Net unrealized appreciation (depreciation) of Investments during the year	109,160	1,306,634	1,961,271	1,180,336	537,524
Net gain (loss) on investments	135,653	1,844,459	2,634,376	1,643,094	795,075
Net increase (decrease) in net assets resulting from operations	$148,181	$1,960,079	$2,742,958	$1,682,149	$806,039

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account
Investment income:
Dividends	$12,606	$252	$34	$53,232	$36,703
Expenses:
Mortality and expense risk charges	(6,313)	(63)	(75)	—	—
Total Expenses	(6,313)	(63)	(75)	—	—
Net Investment income (loss)	6,293	189	(41)	53,232	36,703
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,135)	2	(155)	127,616	94,610
Net realized gain on distributions	13,219	375	63	—	—
Net unrealized appreciation (depreciation) of Investments during the year	91,817	490	1,925	681,204	486,931
Net gain (loss) on investments	102,901	867	1,833	808,820	581,541
Net increase (decrease) in net assets resulting from operations	$109,194	$1,056	$1,792	$862,052	$618,244

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account
Investment income:
Dividends	$32,877	$44,330	$2,469	$4,136	$16,303
Expenses:
Mortality and expense risk charges	—	—	(4,987)	(8,848)	(21,261)
Total Expenses	—	—	(4,987)	(8,848)	(21,261)
Net Investment income (loss)	32,877	44,330	(2,518)	(4,712)	(4,958)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,001)	118,290	(29,211)	34,112	187,982
Net realized gain on distributions	—	—	28,455	34,600	163,053
Net unrealized appreciation (depreciation) of Investments during the year	65,583	458,161	140,198	205,474	616,431
Net gain (loss) on investments	64,582	576,451	139,442	274,186	967,466
Net increase (decrease) in net assets resulting from operations	$97,459	$620,781	$136,924	$269,474	$962,508

The accompanying notes are an integral part of these financial statements.

	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Investment income:
Dividends	$110,086	$—	$109,242	$264,049	$42,938
Expenses:
Mortality and expense risk charges	(5,212)	(11,666)	(17,701)	(59,209)	(18,438)
Total Expenses	(5,212)	(11,666)	(17,701)	(59,209)	(18,438)
Net Investment income (loss)	104,874	(11,666)	91,541	204,840	24,500
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	167,999	(19,015)	64,111	46,055	(24,277)
Net realized gain on distributions	436,365	280,551	276,075	589,728	153,637
Net unrealized appreciation (depreciation) of Investments during the year	1,705,778	142,153	708,840	1,650,873	334,551
Net gain (loss) on investments	2,310,142	403,689	1,049,026	2,286,656	463,911
Net increase (decrease) in net assets resulting from operations	$2,415,016	$392,023	$1,140,567	$2,491,496	$488,411

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account
Investment income:
Dividends	$—	$32	$—	$—	$—
Expenses:
Mortality and expense risk charges	(10,837)	(9)	(7,085)	(1,097)	(1,938)
Total Expenses	(10,837)	(9)	(7,085)	(1,097)	(1,938)
Net Investment income (loss)	(10,837)	23	(7,085)	(1,097)	(1,938)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	14,739	(13)	(79,769)	(1,121)	4,533
Net realized gain on distributions	258,444	—	20,399	3,319	10,385
Net unrealized appreciation (depreciation) of Investments during the year	88,500	29	294,041	19,207	118,559
Net gain (loss) on investments	361,683	16	234,671	21,405	133,477
Net increase (decrease) in net assets resulting from operations	$350,846	$39	$227,586	$20,308	$131,539

The accompanying notes are an integral part of these financial statements.

	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account
Investment income:
Dividends	$11,466	$—	$605	$100,092	$1,752
Expenses:
Mortality and expense risk charges	(2,865)	(3,691)	(524)	—	(406)
Total Expenses	(2,865)	(3,691)	(524)	—	(406)
Net Investment income (loss)	8,601	(3,691)	81	100,092	1,346
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,090	19,415	(977)	300,796	(799)
Net realized gain on distributions	14,237	42,086	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	74,426	153,363	11,959	929,681	10,135
Net gain (loss) on investments	91,753	214,864	10,982	1,230,477	9,336
Net increase (decrease) in net assets resulting from operations	$100,354	$211,173	$11,063	$1,330,569	$10,682

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account	TIAA-CREF Large Cap Value Index Fund Sub-Account
Investment income:
Dividends	$1,942	$—	$—	$1	$71,208
Expenses:
Mortality and expense risk charges	(850)	(2,999)	(2,755)	(79)	(2,965)
Total Expenses	(850)	(2,999)	(2,755)	(79)	(2,965)
Net Investment income (loss)	1,092	(2,999)	(2,755)	(78)	68,243
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	232	24,889	20,331	(2,304)	17,191
Net realized gain on distributions	174	54,815	45,417	—	119,315
Net unrealized appreciation (depreciation) of Investments during the year	4,426	141,463	115,504	6,093	401,271
Net gain (loss) on investments	4,832	221,167	181,252	3,789	537,777
Net increase (decrease) in net assets resulting from operations	$5,924	$218,168	$178,497	$3,711	$606,020

(22)  Effective January 25, 2019 MassMutual RetireSMARTSM by JPMorgan 2015 Fund merged with MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2015 Fund Sub-Account (22)
Investment income:
Dividends	$28,323	$6,639	$57,691	$9,906	$139
Expenses:
Mortality and expense risk charges	(5,790)	(1,806)	(8,335)	(2,061)	(48)
Total Expenses	(5,790)	(1,806)	(8,335)	(2,061)	(48)
Net Investment income (loss)	22,533	4,833	49,356	7,845	91
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	135,676	1,090	121,222	(2,139)	(39,556)
Net realized gain on distributions	43,092	—	7,777	1,942	15,760
Net unrealized appreciation (depreciation) of Investments during the year	730,954	13,043	751,485	60,843	34,335
Net gain (loss) on investments	909,722	14,133	880,484	60,646	10,539
Net increase (decrease) in net assets resulting from operations	$932,255	$18,966	$929,840	$68,491	$10,630

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account
Investment income:
Dividends	$9,020	$25,764	$33,168	$24,064	$25,695
Expenses:
Mortality and expense risk charges	(3,064)	(7,596)	(13,593)	(8,517)	(9,803)
Total Expenses	(3,064)	(7,596)	(13,593)	(8,517)	(9,803)
Net Investment income (loss)	5,956	18,168	19,575	15,547	15,892
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(848)	430	5,805	(1,444)	(12)
Net realized gain on distributions	11,854	65,232	119,641	109,592	129,153
Net unrealized appreciation (depreciation) of Investments during the year	32,265	85,558	147,895	97,845	110,443
Net gain (loss) on investments	43,271	151,220	273,341	205,993	239,584
Net increase (decrease) in net assets resulting from operations	$49,227	$169,388	$292,916	$221,540	$255,476

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account	American Century Heritage Fund Sub-Account
Investment income:
Dividends	$14,050	$9,199	$10,229	$3,978	$—
Expenses:
Mortality and expense risk charges	(5,516)	(5,407)	(1,180)	(1,741)	(5,471)
Total Expenses	(5,516)	(5,407)	(1,180)	(1,741)	(5,471)
Net Investment income (loss)	8,534	3,792	9,049	2,237	(5,471)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(892)	(1,692)	1,696	(28)	(3,241)
Net realized gain on distributions	74,581	48,598	4,276	20,535	104,536
Net unrealized appreciation (depreciation) of Investments during the year	64,251	56,352	38,765	15,761	149,688
Net gain (loss) on investments	137,940	103,258	44,737	36,268	250,983
Net increase (decrease) in net assets resulting from operations	$146,474	$107,050	$53,786	$38,505	$245,512

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	ClearBridge Small Cap Value Fund Sub-Account	North Square Oak Ridge Small Cap Growth Fund Sub-Account (23)	Invesco Oppenheimer Intermediate Income Fund Sub-Account (24)	MassMutual Premier Strategic Emerging Markets Fund Sub-Account	MassMutual Premier Small Cap Opportunities Fund Sub-Account
Investment income:
Dividends	$31	$—	$134	$10	$—
Expenses:
Mortality and expense risk charges	(18)	(3,433)	(55)	(95)	(855)
Total Expenses	(18)	(3,433)	(55)	(95)	(855)
Net Investment income (loss)	13	(3,433)	79	(85)	(855)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(62)	(117,179)	9	(4)	(965)
Net realized gain on distributions	157	51,092	—	634	1,580
Net unrealized appreciation (depreciation) of Investments during the year	451	165,823	192	1,021	56,919
Net gain (loss) on investments	546	99,736	201	1,651	57,534
Net increase (decrease) in net assets resulting from operations	$559	$96,303	$280	$1,566	$56,679

(23)  Formerly Oak Ridge Small Cap Growth Fund. Change effective May 10, 2019

(24)  Formerly Oppenheimer Corporate Bond Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	MassMutual Select Small Cap Growth Equity Fund Sub-Account	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account
Investment income:
Dividends	$—	$135	$—	$7	$—
Expenses:
Mortality and expense risk charges	—	(30)	—	(1)	(709)
Total Expenses	—	(30)	—	(1)	(709)
Net Investment income (loss)	—	105	—	6	(709)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	27	(1)	—	—	(11,469)
Net realized gain on distributions	—	263	—	13	33,248
Net unrealized appreciation (depreciation) of Investments during the year	122	1,595	2	85	200,409
Net gain (loss) on investments	149	1,857	2	98	222,188
Net increase (decrease) in net assets resulting from operations	$149	$1,962	$2	$104	$221,479

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	T. Rowe Price Retirement 2060 Fund Sub-Account	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account
Investment income:
Dividends	$173	$—	$15,720	$13,254	$83
Expenses:
Mortality and expense risk charges	(65)	(1,150)	(8,372)	(3,578)	(95)
Total Expenses	(65)	(1,150)	(8,372)	(3,578)	(95)
Net Investment income (loss)	108	(1,150)	7,348	9,676	(12)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11	453	—	—	(175)
Net realized gain on distributions	445	—	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	1,094	33,803	—	—	753
Net gain (loss) on investments	1,550	34,256	—	—	578
Net increase (decrease) in net assets resulting from operations	$1,658	$33,106	$7,348	$9,676	$566

The accompanying notes are an integral part of these financial statements.

	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account	Victory RS Value Fund Sub-Account
Investment income:
Dividends	$104	$—	$—	$—	$10,425
Expenses:
Mortality and expense risk charges	(72)	(64)	(3,103)	(6,823)	—
Total Expenses	(72)	(64)	(3,103)	(6,823)	—
Net Investment income (loss)	32	(64)	(3,103)	(6,823)	10,425
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	111	19	(355)	11,213	(26,372)
Net realized gain on distributions	—	223	14,814	67,737	122,334
Net unrealized appreciation (depreciation) of Investments during the year	1,616	1,255	72,025	122,982	390,815
Net gain (loss) on investments	1,727	1,497	86,484	201,932	486,777
Net increase (decrease) in net assets resulting from operations	$1,759	$1,433	$83,381	$195,109	$497,202

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2030 Fund Sub-Account (25)	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2040 Fund Sub-Account (26)
Investment income:
Dividends	$10,942	$2,156	$—	$527	$146
Expenses:
Mortality and expense risk charges	(8,166)	(5,527)	(83)	(337)	(23)
Total Expenses	(8,166)	(5,527)	(83)	(337)	(23)
Net Investment income (loss)	2,776	(3,371)	(83)	190	123
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(18,530)	(47,431)	2,350	21	1
Net realized gain on distributions	—	57,875	—	403	93
Net unrealized appreciation (depreciation) of Investments during the year	238,089	226,290	2	5,084	446
Net gain (loss) on investments	219,559	236,734	2,352	5,508	540
Net increase (decrease) in net assets resulting from operations	$222,335	$233,363	$2,269	$5,698	$663

(25)  Funded as of January 11, 2019

(26)  Funded as of October 21, 2019

(27)  Funded as of September 17, 2019

(28)  Funded as of October 11, 2019

(29)  Funded as of October 11, 2019

The accompanying notes are an integral part of these financial statements.

	MassMutual Select T.Rowe Price Retire 2050 Fund Sub-Account (27)	MassMutual Select T.Rowe Price Retire 2055 Fund Sub-Account (28)	MassMutual Select T.Rowe Price Retire 2060 Fund Sub-Account (29)	BlackRock S&P 500 Index V.I. Fund Sub-Account
Investment income:
Dividends	$272	$59	$37	$220,925
Expenses:
Mortality and expense risk charges	(77)	(7)	(5)	(54,638)
Total Expenses	(77)	(7)	(5)	(54,638)
Net Investment income (loss)	195	52	32	166,287
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1	—	—	135,130
Net realized gain on distributions	159	37	22	605,855
Net unrealized appreciation (depreciation) of Investments during the year	889	94	71	2,004,317
Net gain (loss) on investments	1,049	131	93	2,745,302
Net increase (decrease) in net assets resulting from operations	$1,244	$183	$125	$2,911,589

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (continued)
For the Year Ended December 31, 2019

	Hartford International Equity Fund Sub-Account	BNY Mellon Insight Core Plus Fund Sub-Account	Keeley Small Cap Dividend Value Fund Sub-Account (30)	Hartford Global Impact Fund Sub-Account (31)
Investment income:
Dividends	$8,742	$20,535	$10,974	$100
Expenses:
Mortality and expense risk charges	(3,317)	(3,352)	(1,304)	(33)
Total Expenses	(3,317)	(3,352)	(1,304)	(33)
Net Investment income (loss)	5,425	17,183	9,670	67
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,694	4,475	(9,207)	2
Net realized gain on distributions	—	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	63,640	47,616	33,771	814
Net gain (loss) on investments	66,334	52,091	24,564	816
Net increase (decrease) in net assets resulting from operations	$71,759	$69,274	$34,234	$883

(30)  Funded as of June 10, 2019

(31)  Funded as of November 22, 2019

The accompanying notes are an integral part of these financial statements.

	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account	MM S&P Mid Cap Index Fund Sub-Account
Investment income:
Dividends	$2,508	$45,879	$16,131
Expenses:
Mortality and expense risk charges	(1,961)	(12,703)	(13,446)
Total Expenses	(1,961)	(12,703)	(13,446)
Net Investment income (loss)	547	33,176	2,685
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(429)	(7,005)	687
Net realized gain on distributions	11,533	124,080	48,739
Net unrealized appreciation (depreciation) of Investments during the year	26,557	418,357	326,235
Net gain (loss) on investments	37,661	535,432	375,661
Net increase (decrease) in net assets resulting from operations	$38,208	$568,608	$378,346

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statement of Operations — (concluded)
For the Year Ended December 31, 2019

	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account
Investment income:
Dividends	$2,885	$351	$16	$7,348
Expenses:
Mortality and expense risk charges	(2,431)	(119)	(18)	(4,702)
Total Expenses	(2,431)	(119)	(18)	(4,702)
Net Investment income (loss)	454	232	(2)	2,646
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,712)	(482)	(10)	(8,555)
Net realized gain on distributions	6,492	119	32	29,789
Net unrealized appreciation (depreciation) of Investments during the year	31,496	1,224	216	53,685
Net gain (loss) on investments	31,276	861	238	74,919
Net increase (decrease) in net assets resulting from operations	$31,730	$1,093	$236	$77,565

The accompanying notes are an integral part of these financial statements.

	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Investment income:
Dividends	$6,585	$602,597	$191,986
Expenses:
Mortality and expense risk charges	(2,961)	(110,849)	(48,660)
Total Expenses	(2,961)	(110,849)	(48,660)
Net Investment income (loss)	3,624	491,748	143,326
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,803)	(83,498)	(14,554)
Net realized gain on distributions	8,699	12,983	—
Net unrealized appreciation (depreciation) of Investments during the year	27,115	813,266	768,189
Net gain (loss) on investments	33,011	742,751	753,635
Net increase (decrease) in net assets resulting from operations	$36,635	$1,234,499	$896,961

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2019

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Operations:
Net investment income (loss)	$613,583	$44,328	$(2,387)	$1,350	$69
Net realized gain (loss) on security transactions	198,152	409,329	29,707	2,913	411
Net realized gain on distributions	1,597,420	1,204,130	18,274	3,843	869
Net unrealized appreciation (depreciation) of investments during the year	4,305,883	4,968,820	76,114	19,696	1,616
Net increase (decrease) in net assets resulting from operations	6,715,038	6,626,607	121,708	27,802	2,965
Unit transactions:
Purchases	1,915,276	226,765	24,844	1,702	540
Net transfers	(235,951)	(336,747)	(3,836)	260	(7,122)
Surrenders for benefit payments and fees	(5,241,958)	(2,717,434)	(114,112)	(30,212)	—
Other transactions	778	(11)	(36)	22	(2)
Death benefits	—	—	—	—	—
Net loan activity	(108)	(126)	(24)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,561,963)	(2,827,553)	(93,164)	(28,228)	(6,584)
Net increase (decrease) in net assets	3,153,075	3,799,054	28,544	(426)	(3,619)
Net Assets:
Beginning of year	29,721,065	19,806,745	395,253	157,554	14,508
End of year	$32,874,140	$23,605,799	$423,797	$157,128	$10,889

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Operations:
Net investment income (loss)	$11,837	$302	$1,891	$(428)	$2,815
Net realized gain (loss) on security transactions	(77,084)	849	29	(8,212)	8,837
Net realized gain on distributions	66,400	344	—	6,920	20,834
Net unrealized appreciation (depreciation) of investments during the year	954,391	7,643	6,154	55,608	12,978
Net increase (decrease) in net assets resulting from operations	955,544	9,138	8,074	53,888	45,464
Unit transactions:
Purchases	86,415	4,735	11,509	19,191	3,083
Net transfers	(219,595)	—	—	(552)	1,123
Surrenders for benefit payments and fees	(372,121)	(5,833)	(1,340)	(352,506)	(75,793)
Other transactions	(1)	(11)	11	(7)	185
Death benefits	—	—	—	—	—
Net loan activity	(19)	(18)	—	—	—
Net annuity transactions	—	—	—	—	(2,477)
Net increase (decrease) in net assets resulting from unit transactions	(505,321)	(1,127)	10,180	(333,874)	(73,879)
Net increase (decrease) in net assets	450,223	8,011	18,254	(279,986)	(28,415)
Net Assets:
Beginning of year	3,028,379	36,629	117,264	361,702	219,670
End of year	$3,478,602	$44,640	$135,518	$81,716	$191,255

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$(7,178)	$12,045	$7,335	$(664)	$656
Net realized gain (loss) on security transactions	18,141	38,800	(17,641)	(42)	1,741
Net realized gain on distributions	107,810	52,192	—	11,645	1,618
Net unrealized appreciation (depreciation) of investments during the year	172,460	94,777	235,411	9,974	3,010
Net increase (decrease) in net assets resulting from operations	291,233	197,814	225,105	20,913	7,025
Unit transactions:
Purchases	1,743	13,393	168,543	5	—
Net transfers	(27,325)	(13,539)	(12,808)	—	—
Surrenders for benefit payments and fees	(22,785)	(118,300)	(518,897)	—	(8,502)
Other transactions	—	—	(22)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(18)	—	—
Net annuity transactions	—	(2,460)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(48,367)	(120,906)	(363,202)	5	(8,503)
Net increase (decrease) in net assets	242,866	76,908	(138,097)	20,918	(1,478)
Net Assets:
Beginning of year	878,332	804,546	924,707	81,318	33,630
End of year	$1,121,198	$881,454	$786,610	$102,236	$32,152

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$6,539	$3,030	$(1,013)	$(13,251)	$51,608
Net realized gain (loss) on security transactions	5,343	1,236	(13,704)	(2,205)	(19,243)
Net realized gain on distributions	—	26,347	36,665	144,769	313,363
Net unrealized appreciation (depreciation) of investments during the year	59,841	38,928	37,487	318,527	716,560
Net increase (decrease) in net assets resulting from operations	71,723	69,541	59,435	447,840	1,062,288
Unit transactions:
Purchases	23,556	46,069	22,348	207,626	204,359
Net transfers	(20,543)	(9,029)	(50)	83,684	(871)
Surrenders for benefit payments and fees	(101,969)	(34,840)	(145,933)	(951,656)	(754,753)
Other transactions	(5)	4	(10)	57	(139)
Death benefits	—	—	—	—	—
Net loan activity	(7)	(29)	(7)	(71)	(74)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(98,968)	2,175	(123,652)	(660,360)	(551,478)
Net increase (decrease) in net assets	(27,245)	71,716	(64,217)	(212,520)	510,810
Net Assets:
Beginning of year	354,928	260,156	259,068	2,042,057	4,067,494
End of year	$327,683	$331,872	$194,851	$1,829,537	$4,578,304

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(3,249)	$37,630	$1,801	$8,768	$2,210
Net realized gain (loss) on security transactions	(32,697)	67,036	39	(5,473)	42
Net realized gain on distributions	63,015	—	—	32,081	—
Net unrealized appreciation (depreciation) of investments during the year	149,414	577,868	10,351	444,499	3,592
Net increase (decrease) in net assets resulting from operations	176,483	682,534	12,191	479,875	5,844
Unit transactions:
Purchases	72,537	263,696	35,255	152,324	13,315
Net transfers	(51,917)	(13,074)	23,796	(399,256)	4,954
Surrenders for benefit payments and fees	(335,771)	(443,797)	(9,676)	(353,221)	(975)
Other transactions	129	(34)	76	(36)	8
Death benefits	—	—	—	—	—
Net loan activity	(2)	(37)	(32)	(4)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(315,024)	(193,246)	49,419	(600,193)	17,302
Net increase (decrease) in net assets	(138,541)	489,288	61,610	(120,318)	23,146
Net Assets:
Beginning of year	788,453	2,318,337	160,144	1,816,478	88,987
End of year	$649,912	$2,807,625	$221,754	$1,696,160	$112,133

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Operations:
Net investment income (loss)	$803	$(62)	$(3,343)	$2,386	$(297)
Net realized gain (loss) on security transactions	396	(3,508)	(12,456)	(11,384)	6,338
Net realized gain on distributions	201	2,343	4,893	—	3,071
Net unrealized appreciation (depreciation) of investments during the year	24,235	33,430	108,395	106,198	5,368
Net increase (decrease) in net assets resulting from operations	25,635	32,203	97,489	97,200	14,480
Unit transactions:
Purchases	10,065	10,373	60,400	64,691	3,626
Net transfers	—	(49,234)	(314)	(27,047)	—
Surrenders for benefit payments and fees	(11,033)	(96,577)	(125,617)	(77,273)	(59,709)
Other transactions	(8)	(6)	42	6	(6)
Death benefits	—	—	—	—	—
Net loan activity	(14)	—	(23)	(3)	(13)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(990)	(135,444)	(65,512)	(39,626)	(56,102)
Net increase (decrease) in net assets	24,645	(103,241)	31,977	57,574	(41,622)
Net Assets:
Beginning of year	167,364	181,885	417,158	642,612	82,259
End of year	$192,009	$78,644	$449,135	$700,186	$40,637

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Operations:
Net investment income (loss)	$(2,063)	$(199)	$33	$26,973	$(20,753)
Net realized gain (loss) on security transactions	26,881	(18,771)	(3)	(11,859)	144,628
Net realized gain on distributions	15,034	24,273	74	—	150,890
Net unrealized appreciation (depreciation) of investments during the year	51,842	136,147	1,355	43,504	511,323
Net increase (decrease) in net assets resulting from operations	91,694	141,450	1,459	58,618	786,088
Unit transactions:
Purchases	25,325	74,047	1,751	74,919	362,583
Net transfers	—	(128,511)	—	6,301	(77,187)
Surrenders for benefit payments and fees	(170,644)	(117,289)	(375)	(129,192)	(1,193,974)
Other transactions	(7)	52	(2)	182	159
Death benefits	—	—	—	—	—
Net loan activity	(90)	(14)	(4)	(43)	(99)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(145,416)	(171,715)	1,370	(47,833)	(908,518)
Net increase (decrease) in net assets	(53,722)	(30,265)	2,829	10,785	(122,430)
Net Assets:
Beginning of year	296,060	809,528	7,462	480,076	3,526,241
End of year	$242,338	$779,263	$10,291	$490,861	$3,403,811

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Operations:
Net investment income (loss)	$81,018	$353,676	$114,700	$83,940	$2,004
Net realized gain (loss) on security transactions	162,423	132,565	653,632	351,199	229,441
Net realized gain on distributions	205,353	150,203	452,818	947,144	260,030
Net unrealized appreciation (depreciation) of investments during the year	1,073,489	1,670,772	4,928,404	2,340,295	1,732,438
Net increase (decrease) in net assets resulting from operations	1,522,283	2,307,216	6,149,554	3,722,578	2,223,913
Unit transactions:
Purchases	1,205,359	1,335,003	2,353,974	1,251,301	897,729
Net transfers	65,184	(245,311)	(1,027,753)	(436,098)	51,675
Surrenders for benefit payments and fees	(1,407,559)	(2,001,104)	(7,553,437)	(2,408,232)	(1,225,954)
Other transactions	445	(549)	154	(216)	566
Death benefits	—	—	—	—	—
Net loan activity	(250)	(96)	(814)	(228)	(225)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(136,821)	(912,057)	(6,227,876)	(1,593,473)	(276,209)
Net increase (decrease) in net assets	1,385,462	1,395,159	(78,322)	2,129,105	1,947,704
Net Assets:
Beginning of year	8,638,121	14,787,098	25,744,107	14,819,712	7,905,632
End of year	$10,023,583	$16,182,257	$25,665,785	$16,948,817	$9,853,336

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Operations:
Net investment income (loss)	$49,417	$(123,424)	$245,450	$81,085	$(17,710)
Net realized gain (loss) on security transactions	19,426	1,457,986	214,028	100,087	61,062
Net realized gain on distributions	54,448	2,693,586	234,537	424,039	209,945
Net unrealized appreciation (depreciation) of investments during the year	142,604	6,146,344	1,083,970	1,310,936	404,585
Net increase (decrease) in net assets resulting from operations	265,895	10,174,492	1,777,985	1,916,147	657,882
Unit transactions:
Purchases	415,968	3,976,469	957,936	793,001	275,996
Net transfers	(58,329)	(1,141,786)	(135,256)	(273,397)	(67,488)
Surrenders for benefit payments and fees	(488,670)	(9,483,886)	(2,083,349)	(1,523,703)	(412,602)
Other transactions	642	934	1,824	259	19
Death benefits	—	—	—	—	—
Net loan activity	(140)	(1,700)	(322)	(128)	(65)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(130,529)	(6,649,969)	(1,259,167)	(1,003,968)	(204,140)
Net increase (decrease) in net assets	135,366	3,524,523	518,818	912,179	453,742
Net Assets:
Beginning of year	3,952,643	40,346,491	10,479,026	8,704,055	2,632,078
End of year	$4,088,009	$43,871,014	$10,997,844	$9,616,234	$3,085,820

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Operations:
Net investment income (loss)	$36,632	$41,829	$242,829	$(6,952)	$1,616
Net realized gain (loss) on security transactions	127,644	103,037	361,673	35,880	141
Net realized gain on distributions	245,588	105,396	192,435	36,028	10,282
Net unrealized appreciation (depreciation) of investments during the year	631,084	448,454	4,369,085	143,706	69,565
Net increase (decrease) in net assets resulting from operations	1,040,948	698,716	5,166,022	208,662	81,604
Unit transactions:
Purchases	409,278	311,958	1,695,761	84,573	46,384
Net transfers	(107,741)	127,867	(570,055)	42,764	4,685
Surrenders for benefit payments and fees	(769,657)	(637,096)	(3,014,979)	(230,594)	(23,211)
Other transactions	129	33	(94)	104	(5)
Death benefits	—	—	—	—	—
Net loan activity	(204)	(58)	(458)	(42)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(468,195)	(197,296)	(1,889,825)	(103,195)	27,853
Net increase (decrease) in net assets	572,753	501,420	3,276,197	105,467	109,457
Net Assets:
Beginning of year	4,537,009	3,452,187	21,930,520	738,388	293,027
End of year	$5,109,762	$3,953,607	$25,206,717	$843,855	$402,484

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Operations:
Net investment income (loss)	$548	$724	$18,736	$8,569	$(163)
Net realized gain (loss) on security transactions	(395)	(37)	(46,305)	54,455	(9)
Net realized gain on distributions	12,004	15,929	351,987	78,042	835
Net unrealized appreciation (depreciation) of investments during the year	24,776	47,124	478,800	203,890	1,952
Net increase (decrease) in net assets resulting from operations	36,933	63,740	803,218	344,956	2,615
Unit transactions:
Purchases	13,322	18,293	19,951	148,952	835
Net transfers	(1,604)	(1,135)	(55,018)	(8,614)	(111)
Surrenders for benefit payments and fees	(10,214)	(5,599)	(417,545)	(580,505)	(39)
Other transactions	(3)	(1)	3	(8)	(5)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(46)	(12)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,501	11,558	(452,655)	(440,187)	680
Net increase (decrease) in net assets	38,434	75,298	350,563	(95,231)	3,295
Net Assets:
Beginning of year	153,564	265,047	3,546,027	1,314,190	13,503
End of year	$191,998	$340,345	$3,896,590	$1,218,959	$16,798

(1)  Effective November 15, 2019 BlackRock LifePath® Dynamic 2020 Fund merged with BlackRock LifePath® Dynamic Retirement Fund

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account (1)	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Operations:
Net investment income (loss)	$(961)	$457,668	$434,821	$420,703	$129,717
Net realized gain (loss) on security transactions	1,474	(863,868)	(428,573)	(443,477)	(35,022)
Net realized gain on distributions	3,128	684,464	1,079,316	1,176,604	169,552
Net unrealized appreciation (depreciation) of investments during the year	27,776	2,198,567	3,957,739	4,408,484	438,165
Net increase (decrease) in net assets resulting from operations	31,417	2,476,831	5,043,303	5,562,314	702,412
Unit transactions:
Purchases	15,061	1,013,803	2,068,419	2,814,888	261,915
Net transfers	81,832	(16,139,032)	41,402	(77,215)	16,015,046
Surrenders for benefit payments and fees	(9,595)	(5,015,698)	(5,045,169)	(5,650,709)	(889,046)
Other transactions	(9)	616	655	247	44
Death benefits	—	—	—	—	—
Net loan activity	(5)	(1,421)	(2,205)	(2,654)	(381)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	87,284	(20,141,732)	(2,936,898)	(2,915,443)	15,387,578
Net increase (decrease) in net assets	118,701	(17,664,901)	2,106,405	2,646,871	16,089,990
Net Assets:
Beginning of year	69,311	17,664,901	24,757,289	23,220,615	2,773,196
End of year	$188,012	$—	$26,863,694	$25,867,486	$18,863,186

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Operations:
Net investment income (loss)	$79,909	$2,444	$3,985	$2,808	$3,442
Net realized gain (loss) on security transactions	(19,858)	405	291	(405)	(1,162)
Net realized gain on distributions	227,279	10,376	16,869	10,833	12,816
Net unrealized appreciation (depreciation) of investments during the year	924,236	43,324	74,244	47,659	58,140
Net increase (decrease) in net assets resulting from operations	1,211,566	56,549	95,389	60,895	73,236
Unit transactions:
Purchases	931,674	54,351	90,394	86,753	180,157
Net transfers	(105,488)	(73,753)	(18,748)	2,678	30
Surrenders for benefit payments and fees	(982,581)	(7,802)	(22,084)	(9,878)	(45,508)
Other transactions	32	133	28	(17)	(4)
Death benefits	—	—	—	—	—
Net loan activity	(550)	—	(99)	—	(50)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(156,913)	(27,071)	49,491	79,536	134,625
Net increase (decrease) in net assets	1,054,653	29,478	144,880	140,431	207,861
Net Assets:
Beginning of year	4,728,912	322,535	415,786	221,018	254,446
End of year	$5,783,565	$352,013	$560,666	$361,449	$462,307

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(842)	$2,263	$20,031	$(3,693)	$(377)
Net realized gain (loss) on security transactions	27,498	(1,567)	(54,415)	5,054	5,044
Net realized gain on distributions	226,723	—	261,742	45,334	2,012
Net unrealized appreciation (depreciation) of investments during the year	472,210	6,868	338,465	54,338	11,273
Net increase (decrease) in net assets resulting from operations	725,589	7,564	565,823	101,033	17,952
Unit transactions:
Purchases	14,828	14,600	276,575	55,659	10,809
Net transfers	(54,075)	(3,710)	21,628	66,254	(6,080)
Surrenders for benefit payments and fees	(285,644)	(37,152)	(700,797)	(74,086)	(36,706)
Other transactions	(11)	12	(13)	(9)	(8)
Death benefits	—	—	—	—	—
Net loan activity	(15)	—	(46)	—	(18)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(324,917)	(26,250)	(402,653)	47,818	(32,003)
Net increase (decrease) in net assets	400,672	(18,686)	163,170	148,851	(14,051)
Net Assets:
Beginning of year	2,179,502	162,818	2,360,123	331,770	73,013
End of year	$2,580,174	$144,132	$2,523,293	$480,621	$58,962

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Operations:
Net investment income (loss)	$3,374	$(39,549)	$42,505	$13,119	$(1,995)
Net realized gain (loss) on security transactions	904	453,884	13,444	1,818	41,087
Net realized gain on distributions	13,985	173,474	18,971	—	19,249
Net unrealized appreciation (depreciation) of investments during the year	61,254	1,419,904	88,952	51,745	81,797
Net increase (decrease) in net assets resulting from operations	79,517	2,007,713	163,872	66,682	140,138
Unit transactions:
Purchases	8,053	646,285	234,824	70,850	71,726
Net transfers	—	(105,137)	58,954	39,963	(120,442)
Surrenders for benefit payments and fees	(4,678)	(2,112,006)	(424,010)	(29,590)	(197,929)
Other transactions	(1)	148	353	102	(17)
Death benefits	—	—	—	—	—
Net loan activity	—	(84)	(47)	(45)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,374	(1,570,794)	(129,926)	81,280	(246,665)
Net increase (decrease) in net assets	82,891	436,919	33,946	147,962	(106,527)
Net Assets:
Beginning of year	336,215	5,853,113	2,097,876	463,432	528,720
End of year	$419,106	$6,290,032	$2,131,822	$611,394	$422,193

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Operations:
Net investment income (loss)	$(389)	$199	$(10,934)	$439	$(83)
Net realized gain (loss) on security transactions	(294)	(67,787)	(76,613)	(2,882)	(4,031)
Net realized gain on distributions	2,221	18,733	169,023	11,083	—
Net unrealized appreciation (depreciation) of investments during the year	10,571	260,670	163,297	81,724	11,958
Net increase (decrease) in net assets resulting from operations	12,109	211,815	244,773	90,364	7,844
Unit transactions:
Purchases	2,679	97,946	98,470	26,000	14,385
Net transfers	—	(1,556)	271,311	(6,008)	(1,455)
Surrenders for benefit payments and fees	(1,617)	(230,529)	(105,178)	(27,874)	(1,861)
Other transactions	(1)	(33)	2	(49)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	(47)	(14)	(23)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,061	(134,177)	264,558	(7,945)	11,042
Net increase (decrease) in net assets	13,170	77,638	509,331	82,419	18,886
Net Assets:
Beginning of year	60,935	768,822	925,847	375,270	35,842
End of year	$74,105	$846,460	$1,435,178	$457,689	$54,728

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account
Operations:
Net investment income (loss)	$(15)	$1,421	$49,286	$(459)	$6,027
Net realized gain (loss) on security transactions	(1)	1,317	(152,590)	(314)	4,624
Net realized gain on distributions	—	15,086	334,289	7,803	—
Net unrealized appreciation (depreciation) of investments during the year	300	30,821	1,151,517	26,492	14,280
Net increase (decrease) in net assets resulting from operations	284	48,645	1,382,502	33,522	24,931
Unit transactions:
Purchases	—	26,275	369,078	7,822	34,545
Net transfers	—	2,125	30,779	(4,006)	5,735
Surrenders for benefit payments and fees	(3)	(15,199)	(736,774)	(4,770)	(299,479)
Other transactions	(2)	(4)	64	(2)	24
Death benefits	—	—	—	—	—
Net loan activity	—	—	(161)	—	(13)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5)	13,197	(337,014)	(956)	(259,188)
Net increase (decrease) in net assets	279	61,842	1,045,488	32,566	(234,257)
Net Assets:
Beginning of year	1,019	187,437	4,818,902	136,827	243,939
End of year	$1,298	$249,279	$5,864,390	$169,393	$9,682

The accompanying notes are an integral part of these financial statements.

	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account
Operations:
Net investment income (loss)	$612	$293,296	$104	$10,958	$168,552
Net realized gain (loss) on security transactions	1,123	(15,820)	(1,319)	4,308	(243,430)
Net realized gain on distributions	242	—	3,263	—	1,467,427
Net unrealized appreciation (depreciation) of investments during the year	2,898	676,135	4,982	63,175	2,445,678
Net increase (decrease) in net assets resulting from operations	4,875	953,611	7,030	78,441	3,838,227
Unit transactions:
Purchases	806	1,394,689	1,900	—	1,990,845
Net transfers	1,157	715,247	5,475	(11,513)	(779,146)
Surrenders for benefit payments and fees	(18,545)	(2,571,104)	(15,725)	(52,325)	(4,065,647)
Other transactions	4	1,740	122	—	207
Death benefits	—	—	—	—	—
Net loan activity	—	(239)	—	—	(301)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,578)	(459,667)	(8,228)	(63,838)	(2,854,042)
Net increase (decrease) in net assets	(11,703)	493,944	(1,198)	14,603	984,185
Net Assets:
Beginning of year	23,632	12,517,243	24,806	387,971	16,010,996
End of year	$11,929	$13,011,187	$23,608	$402,574	$16,995,181

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account
Operations:
Net investment income (loss)	$112,153	$37	$835	$36	$329,605
Net realized gain (loss) on security transactions	(64,629)	1,259	(1)	(2)	294,480
Net realized gain on distributions	861,791	1,794	—	155	3,123,405
Net unrealized appreciation (depreciation) of investments during the year	1,561,949	(877)	3,945	1,191	3,344,113
Net increase (decrease) in net assets resulting from operations	2,471,264	2,213	4,779	1,380	7,091,603
Unit transactions:
Purchases	1,562,959	—	5,751	—	3,660,039
Net transfers	(480,893)	—	—	—	1,017,999
Surrenders for benefit payments and fees	(2,122,904)	(16,526)	(1)	—	(7,584,435)
Other transactions	30	101	—	(1)	2,457
Death benefits	—	—	—	—	—
Net loan activity	(141)	—	—	—	(695)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,040,949)	(16,425)	5,750	(1)	(2,904,635)
Net increase (decrease) in net assets	1,430,315	(14,212)	10,529	1,379	4,186,968
Net Assets:
Beginning of year	11,521,099	14,212	63,524	4,125	23,913,907
End of year	$12,951,414	$—	$74,053	$5,504	$28,100,875

The accompanying notes are an integral part of these financial statements.

	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account	Eaton Vance Balanced Fund Sub-Account
Operations:
Net investment income (loss)	$75,405	$18,136	$(244)	$116,595	$356
Net realized gain (loss) on security transactions	48,710	9,243	5,984	(18,203)	5,588
Net realized gain on distributions	58,893	45,934	39,910	—	3,854
Net unrealized appreciation (depreciation) of investments during the year	1,639,209	303,463	124,619	179,258	20,074
Net increase (decrease) in net assets resulting from operations	1,822,217	376,776	170,269	277,650	29,872
Unit transactions:
Purchases	151,809	53,845	103,380	286,080	42,580
Net transfers	(68,050)	11,904	34,612	49,142	—
Surrenders for benefit payments and fees	(815,312)	(161,960)	(95,304)	(624,178)	(45,037)
Other transactions	49	(24)	(1)	603	(12)
Death benefits	—	—	—	—	—
Net loan activity	(94)	(44)	(22)	(70)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(731,598)	(96,279)	42,665	(288,423)	(2,469)
Net increase (decrease) in net assets	1,090,619	280,497	212,934	(10,773)	27,403
Net Assets:
Beginning of year	6,426,230	1,297,935	656,255	2,327,515	129,719
End of year	$7,516,849	$1,578,432	$869,189	$2,316,742	$157,122

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account	Alger Capital Appreciation Institutional Portfolio Sub-Account
Operations:
Net investment income (loss)	$(4,807)	$(864)	$(5,232)	$43	$(36,407)
Net realized gain (loss) on security transactions	120,028	(494)	54,508	1,221	115,560
Net realized gain on distributions	60,820	1,651	—	1,721	465,419
Net unrealized appreciation (depreciation) of investments during the year	131,925	26,686	435,068	(45)	716,230
Net increase (decrease) in net assets resulting from operations	307,966	26,979	484,344	2,940	1,260,802
Unit transactions:
Purchases	136,742	12,156	263,834	2,130	426,657
Net transfers	(353,811)	(43,611)	(88,374)	(2,344)	(174,218)
Surrenders for benefit payments and fees	(177,114)	(4,383)	(323,077)	(2,544)	(521,016)
Other transactions	258	(5)	118	(6)	(79)
Death benefits	—	—	—	—	—
Net loan activity	(18)	(22)	(77)	—	(212)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(393,943)	(35,865)	(147,576)	(2,764)	(268,868)
Net increase (decrease) in net assets	(85,977)	(8,886)	336,768	176	991,934
Net Assets:
Beginning of year	992,208	159,847	1,884,886	12,041	3,999,893
End of year	$906,231	$150,961	$2,221,654	$12,217	$4,991,827

The accompanying notes are an integral part of these financial statements.

	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(9,268)	$(1,703)	$(1,085)	$(169)	$(2,161)
Net realized gain (loss) on security transactions	49,365	2,066	(16,400)	(6,490)	13,380
Net realized gain on distributions	118,427	63,677	27,154	—	41,011
Net unrealized appreciation (depreciation) of investments during the year	186,197	26,885	104,899	13,758	57,784
Net increase (decrease) in net assets resulting from operations	344,721	90,925	114,568	7,099	110,014
Unit transactions:
Purchases	105,677	35,864	24,438	4,359	85,164
Net transfers	45,750	6,690	(373,088)	(32,445)	4,430
Surrenders for benefit payments and fees	(170,215)	(40,155)	(32,597)	(1,271)	(67,059)
Other transactions	(28)	(3)	37	4	(1)
Death benefits	—	—	—	—	—
Net loan activity	(65)	(15)	(8)	(6)	(24)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(18,881)	2,381	(381,218)	(29,359)	22,510
Net increase (decrease) in net assets	325,840	93,306	(266,650)	(22,260)	132,524
Net Assets:
Beginning of year	1,184,066	294,674	400,599	37,520	327,738
End of year	$1,509,906	$387,980	$133,949	$15,260	$460,262

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$1,418	$(11,756)	$876	$2,995	$(1,141)
Net realized gain (loss) on security transactions	1,214	(32,617)	(405)	(1,130)	(60)
Net realized gain on distributions	7,886	88,805	—	—	15,703
Net unrealized appreciation (depreciation) of investments during the year	46,869	350,325	15,231	6,928	22,442
Net increase (decrease) in net assets resulting from operations	57,387	394,757	15,702	8,793	36,944
Unit transactions:
Purchases	—	146,642	12,231	18,500	15,652
Net transfers	(3,027)	(23,481)	—	(172)	30,923
Surrenders for benefit payments and fees	(19,605)	(146,959)	(3,172)	(34,111)	(4,547)
Other transactions	(1)	43	(3)	45	(7)
Death benefits	—	—	—	—	—
Net loan activity	—	(45)	(5)	—	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(22,633)	(23,800)	9,051	(15,738)	42,015
Net increase (decrease) in net assets	34,754	370,957	24,753	(6,945)	78,959
Net Assets:
Beginning of year	176,442	1,405,882	76,289	179,556	132,273
End of year	$211,196	$1,776,839	$101,042	$172,611	$211,232

The accompanying notes are an integral part of these financial statements.

	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account
Operations:
Net investment income (loss)	$316	$(39,151)	$1,871	$2,811	$(13)
Net realized gain (loss) on security transactions	2	86,798	53	(203)	(2,340)
Net realized gain on distributions	—	561,789	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	581	759,811	1,712	8,030	11,650
Net increase (decrease) in net assets resulting from operations	899	1,369,247	3,636	10,638	9,297
Unit transactions:
Purchases	717	362,715	—	7,048	1,986
Net transfers	—	(66,011)	—	—	—
Surrenders for benefit payments and fees	(10)	(666,155)	(2,656)	(5,419)	(6,868)
Other transactions	(2)	23	5	19	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	(41)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	705	(369,469)	(2,651)	1,648	(4,886)
Net increase (decrease) in net assets	1,604	999,778	985	12,286	4,411
Net Assets:
Beginning of year	6,745	4,384,038	92,193	131,714	52,989
End of year	$8,349	$5,383,816	$93,178	$144,000	$57,400

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account
Operations:
Net investment income (loss)	$94	$(4,974)	$1,086	$709	$14,319
Net realized gain (loss) on security transactions	1	88,172	1,841	584	20,062
Net realized gain on distributions	—	78,234	3,880	6,149	68,210
Net unrealized appreciation (depreciation) of investments during the year	593	114,909	18,918	11,445	196,191
Net increase (decrease) in net assets resulting from operations	688	276,341	25,725	18,887	298,782
Unit transactions:
Purchases	383	24,393	6,762	3,426	17,749
Net transfers	2,568	(25,500)	(13,794)	—	(32,251)
Surrenders for benefit payments and fees	(11)	(212,170)	(105)	(23,631)	(153,679)
Other transactions	(4)	—	(1)	(2)	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	(10,477)
Net increase (decrease) in net assets resulting from unit transactions	2,936	(213,277)	(7,138)	(20,207)	(178,658)
Net increase (decrease) in net assets	3,624	63,064	18,587	(1,320)	120,124
Net Assets:
Beginning of year	1,651	696,081	96,799	58,555	1,341,879
End of year	$5,275	$759,145	$115,386	$57,235	$1,462,003

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account
Operations:
Net investment income (loss)	$10,527	$1,323	$8,206	$719	$5,895
Net realized gain (loss) on security transactions	1,251	11	2,955	519	2,248
Net realized gain on distributions	31,309	4,647	20,845	5,400	11,529
Net unrealized appreciation (depreciation) of investments during the year	48,075	8,444	90,852	4,760	57,883
Net increase (decrease) in net assets resulting from operations	91,162	14,425	122,858	11,398	77,555
Unit transactions:
Purchases	17,514	—	2,660	—	466
Net transfers	(46,431)	43,248	(32,000)	—	(332)
Surrenders for benefit payments and fees	(4,727)	—	(2,734)	(27,699)	(21,515)
Other transactions	(1)	(1)	(1)	(1)	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(33,645)	43,247	(32,075)	(27,700)	(21,381)
Net increase (decrease) in net assets	57,517	57,672	90,783	(16,302)	56,174
Net Assets:
Beginning of year	332,187	36,654	531,853	71,593	372,334
End of year	$389,704	$94,326	$622,636	$55,291	$428,508

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Developing Markets Trust Sub-Account	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(70)	$27,507	$35,822	$97,061	$286,513
Net realized gain (loss) on security transactions	9	5,052	(6,613)	(23,588)	(112,460)
Net realized gain on distributions	489	10,585	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	1,636	173,025	66,411	112,776	(160,285)
Net increase (decrease) in net assets resulting from operations	2,064	216,169	95,620	186,249	13,768
Unit transactions:
Purchases	1,800	95,554	86,227	266,603	499,994
Net transfers	—	(61,945)	5,890	10,725	(306,094)
Surrenders for benefit payments and fees	(869)	(68,683)	(177,438)	(537,233)	(842,620)
Other transactions	(2)	—	80	8	167
Death benefits	—	—	—	—	—
Net loan activity	—	(2)	(22)	(53)	(52)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	929	(35,076)	(85,263)	(259,950)	(648,605)
Net increase (decrease) in net assets	2,993	181,093	10,357	(73,701)	(634,837)
Net Assets:
Beginning of year	7,016	869,892	737,508	2,568,622	5,552,859
End of year	$10,009	$1,050,985	$747,865	$2,494,921	$4,918,022

The accompanying notes are an integral part of these financial statements.

	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account
Operations:
Net investment income (loss)	$9,538	$14,378	$124,897	$20,665	$298,952
Net realized gain (loss) on security transactions	(3,046)	(35,170)	(67,561)	(5,328)	21,356
Net realized gain on distributions	—	145,207	489,576	50,308	—
Net unrealized appreciation (depreciation) of investments during the year	15,051	492,920	1,613,790	134,524	602,020
Net increase (decrease) in net assets resulting from operations	21,543	617,335	2,160,702	200,169	922,328
Unit transactions:
Purchases	33,825	224,861	1,217,360	151,417	566,261
Net transfers	(1,763)	(83,224)	(460,300)	(19,606)	133,258
Surrenders for benefit payments and fees	(56,650)	(251,288)	(2,815,659)	(166,963)	(1,057,656)
Other transactions	(1)	142	(401)	11	392
Death benefits	—	—	—	—	—
Net loan activity	—	(93)	(317)	(20)	(88)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(24,589)	(109,602)	(2,059,317)	(35,161)	(357,833)
Net increase (decrease) in net assets	(3,046)	507,733	101,385	165,008	564,495
Net Assets:
Beginning of year	511,873	2,509,657	9,924,036	1,434,406	6,300,588
End of year	$508,827	$3,017,390	$10,025,421	$1,599,414	$6,865,083

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account
Operations:
Net investment income (loss)	$33,080	$8,683	$21,320	$14,236	$57,982
Net realized gain (loss) on security transactions	849,428	(581)	(89,466)	4,215	36,759
Net realized gain on distributions	841,984	—	112,565	22,561	216,029
Net unrealized appreciation (depreciation) of investments during the year	2,646,875	17,822	356,493	152,643	484,519
Net increase (decrease) in net assets resulting from operations	4,371,367	25,924	400,912	193,655	795,289
Unit transactions:
Purchases	1,362,500	50,489	9,324	46,264	290,104
Net transfers	(1,131,578)	(10)	(22,346)	(388)	(613,282)
Surrenders for benefit payments and fees	(2,177,190)	(69,848)	(282,391)	(81,487)	(522,878)
Other transactions	277	44	(77)	8	65
Death benefits	—	—	—	—	—
Net loan activity	(251)	(21)	(8)	(24)	(105)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,946,242)	(19,346)	(295,498)	(35,627)	(846,096)
Net increase (decrease) in net assets	2,425,125	6,578	105,414	158,028	(50,807)
Net Assets:
Beginning of year	14,304,307	347,102	1,820,670	816,737	3,857,472
End of year	$16,729,432	$353,680	$1,926,084	$974,765	$3,806,665

The accompanying notes are an integral part of these financial statements.

	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account
Operations:
Net investment income (loss)	$(8,719)	$43,080	$38,566	$61,803	$200,521
Net realized gain (loss) on security transactions	7,507	12,281	59,106	27,839	(31,894)
Net realized gain on distributions	743,716	130,463	601,202	454,245	—
Net unrealized appreciation (depreciation) of investments during the year	503,666	140,713	481,681	411,453	626,330
Net increase (decrease) in net assets resulting from operations	1,246,170	326,537	1,180,555	955,340	794,957
Unit transactions:
Purchases	49,439	333,887	633,712	587,348	233,029
Net transfers	(208,906)	(47,055)	265,881	(42,577)	(333,031)
Surrenders for benefit payments and fees	(564,487)	(436,264)	(951,286)	(959,547)	(1,090,012)
Other transactions	70	69	86	237	121
Death benefits	—	—	—	—	—
Net loan activity	(19)	(112)	(190)	(163)	(90)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(723,903)	(149,475)	(51,797)	(414,702)	(1,189,983)
Net increase (decrease) in net assets	522,267	177,062	1,128,758	540,638	(395,026)
Net Assets:
Beginning of year	4,169,404	2,622,073	5,667,735	5,888,382	7,202,665
End of year	$4,691,671	$2,799,135	$6,796,493	$6,429,020	$6,807,639

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Highland Premier Growth Equity Sub-Account	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account
Operations:
Net investment income (loss)	$(135)	$1,597	$(29)	$1,936	$—
Net realized gain (loss) on security transactions	(2,520)	375	65	(3)	—
Net realized gain on distributions	—	—	7	995	—
Net unrealized appreciation (depreciation) of investments during the year	12,368	7,834	614	6,669	4
Net increase (decrease) in net assets resulting from operations	9,713	9,806	657	9,597	4
Unit transactions:
Purchases	14,573	2,576	243	13,335	—
Net transfers	(1,394)	—	—	21,696	—
Surrenders for benefit payments and fees	(3,626)	(5,893)	(3,266)	(3,995)	(1)
Other transactions	—	(2)	(4)	16	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	9,553	(3,319)	(3,027)	31,052	(3)
Net increase (decrease) in net assets	19,266	6,487	(2,370)	40,649	1
Net Assets:
Beginning of year	88,004	55,809	2,551	99,166	12
End of year	$107,270	$62,296	$181	$139,815	$13

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Government Income Fund Sub-Account	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$34,659	$868	$(6,109)	$59	$11,915
Net realized gain (loss) on security transactions	(885)	596	(19,800)	621	(73,515)
Net realized gain on distributions	—	4,510	232,685	—	103,679
Net unrealized appreciation (depreciation) of investments during the year	75,823	16,676	11,470	2,601	1,024,360
Net increase (decrease) in net assets resulting from operations	109,597	22,650	218,246	3,281	1,066,439
Unit transactions:
Purchases	86,267	6,784	81,698	2,499	204,719
Net transfers	94,210	(837)	1,925	(87)	(30,202)
Surrenders for benefit payments and fees	(271,518)	(192)	(68,296)	(10,390)	(419,514)
Other transactions	161	(7)	61	(4)	(46)
Death benefits	—	—	—	—	—
Net loan activity	(31)	—	(63)	(8)	(222)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(90,911)	5,748	15,325	(7,990)	(245,265)
Net increase (decrease) in net assets	18,686	28,398	233,571	(4,709)	821,174
Net Assets:
Beginning of year	1,991,708	93,224	659,954	16,483	3,536,088
End of year	$2,010,394	$121,622	$893,525	$11,774	$4,357,262

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Goldman Sachs Small Cap Value Fund Sub-Account	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$5,947	$(248)	$159,522	$1,889	$(2,389)
Net realized gain (loss) on security transactions	(122,365)	(74)	(36,604)	(967)	30,302
Net realized gain on distributions	221,558	9,276	—	19,594	27,013
Net unrealized appreciation (depreciation) of investments during the year	1,011,038	508	294,933	69,323	88,676
Net increase (decrease) in net assets resulting from operations	1,116,178	9,462	417,851	89,839	143,602
Unit transactions:
Purchases	583,040	5,793	97,553	51,303	30,499
Net transfers	(644,655)	41,012	(67,040)	(7,118)	(62,414)
Surrenders for benefit payments and fees	(850,788)	(14,577)	(591,435)	(28,226)	(374,656)
Other transactions	164	(12)	934	(5)	(8)
Death benefits	—	—	—	—	—
Net loan activity	(78)	—	(46)	(39)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(912,317)	32,216	(560,034)	15,915	(406,579)
Net increase (decrease) in net assets	203,861	41,678	(142,183)	105,754	(262,977)
Net Assets:
Beginning of year	5,409,781	19,572	2,971,196	357,875	462,183
End of year	$5,613,642	$61,250	$2,829,013	$463,629	$199,206

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Satellite Strategies Portfolio Sub-Account	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account
Operations:
Net investment income (loss)	$40	$—	$92,055	$456,361	$172,065
Net realized gain (loss) on security transactions	—	—	130,311	(7,804)	(230,397)
Net realized gain on distributions	—	3	585,524	—	2,540,177
Net unrealized appreciation (depreciation) of investments during the year	193	—	569,259	848,867	3,641,337
Net increase (decrease) in net assets resulting from operations	233	3	1,377,149	1,297,424	6,123,182
Unit transactions:
Purchases	180	—	107,474	395,489	201,633
Net transfers	—	—	10,512	(291,143)	(502,689)
Surrenders for benefit payments and fees	(2)	—	(733,769)	(1,635,287)	(2,061,634)
Other transactions	(1)	(3)	72	(215)	(558)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(96)	(164)
Net annuity transactions	—	—	—	(18,883)	(3,143)
Net increase (decrease) in net assets resulting from unit transactions	177	(3)	(615,711)	(1,550,135)	(2,366,555)
Net increase (decrease) in net assets	410	—	761,438	(252,711)	3,756,627
Net Assets:
Beginning of year	1,280	—	6,560,732	13,502,835	20,759,778
End of year	$1,690	$—	$7,322,170	$13,250,124	$24,516,405

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Hartford Dividend and Growth HLS Fund Sub-Account	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account
Operations:
Net investment income (loss)	$392,652	$(22,988)	$(3,857)	$2	$(54,842)
Net realized gain (loss) on security transactions	(162,066)	(77,972)	6,590	—	84,821
Net realized gain on distributions	2,989,600	472,443	184,832	53	1,595,906
Net unrealized appreciation (depreciation) of investments during the year	3,021,359	633,356	155,130	36	294,928
Net increase (decrease) in net assets resulting from operations	6,241,545	1,004,839	342,695	91	1,920,813
Unit transactions:
Purchases	490,210	233,894	47,112	555	602,152
Net transfers	(378,764)	(136,465)	(38,597)	—	(265,278)
Surrenders for benefit payments and fees	(3,974,718)	(486,091)	(44,316)	(4)	(1,176,825)
Other transactions	362	(251)	72	—	(128)
Death benefits	—	—	—	—	—
Net loan activity	(113)	(74)	(5)	—	(186)
Net annuity transactions	(3,534)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,866,557)	(388,987)	(35,734)	551	(840,265)
Net increase (decrease) in net assets	2,374,988	615,852	306,961	642	1,080,548
Net Assets:
Beginning of year	23,859,566	3,413,349	1,078,953	93	6,767,411
End of year	$26,234,554	$4,029,201	$1,385,914	$735	$7,847,959

The accompanying notes are an integral part of these financial statements.

	Hartford International Opportunities HLS Fund Sub-Account	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account
Operations:
Net investment income (loss)	$8,059	$(3,162)	$37,628	$(15,454)	$(4,433)
Net realized gain (loss) on security transactions	15,367	334,322	7,083	40,580	8,096
Net realized gain on distributions	30,791	2,350,379	—	965,848	103,763
Net unrealized appreciation (depreciation) of investments during the year	139,564	1,894,894	25,790	567,562	62,482
Net increase (decrease) in net assets resulting from operations	193,781	4,576,433	70,501	1,558,536	169,908
Unit transactions:
Purchases	52,986	59,697	240,007	69,938	71,392
Net transfers	(84,728)	(734,161)	36,797	(347,435)	(34,063)
Surrenders for benefit payments and fees	(126,591)	(2,424,421)	(334,700)	(604,322)	(107,395)
Other transactions	(20)	(40)	31	97	(14)
Death benefits	—	—	—	—	—
Net loan activity	(9)	(6)	(249)	(3)	(26)
Net annuity transactions	—	—	(7,345)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(158,362)	(3,098,931)	(65,459)	(881,725)	(70,106)
Net increase (decrease) in net assets	35,419	1,477,502	5,042	676,811	99,802
Net Assets:
Beginning of year	824,928	14,978,744	3,597,812	4,465,952	509,961
End of year	$860,347	$16,456,246	$3,602,854	$5,142,763	$609,763

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account
Operations:
Net investment income (loss)	$50,108	$12,220	$20,195	$5,332	$3,110
Net realized gain (loss) on security transactions	173,966	(1,436)	355	(5,977)	(10)
Net realized gain on distributions	396,356	—	156,789	16,079	—
Net unrealized appreciation (depreciation) of investments during the year	603,024	18,336	193,118	42,167	5,627
Net increase (decrease) in net assets resulting from operations	1,223,454	29,120	370,457	57,601	8,727
Unit transactions:
Purchases	58,619	19,324	79,067	30,176	24,548
Net transfers	52,954	420	(37,500)	10,811	470
Surrenders for benefit payments and fees	(405,231)	(72,067)	(183,298)	(32,959)	(4,882)
Other transactions	49	(1)	(19)	(6)	9
Death benefits	—	—	—	—	—
Net loan activity	(28)	(18)	(7)	—	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(293,637)	(52,342)	(141,757)	8,022	20,135
Net increase (decrease) in net assets	929,817	(23,222)	228,700	65,623	28,862
Net Assets:
Beginning of year	4,162,652	654,018	1,436,299	280,551	54,504
End of year	$5,092,469	$630,796	$1,664,999	$346,174	$83,366

The accompanying notes are an integral part of these financial statements.

	The Hartford Dividend and Growth Fund Sub-Account	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account
Operations:
Net investment income (loss)	$3,895	$176	$(9,529)	$(2,779)	$12,315
Net realized gain (loss) on security transactions	1,261	(1,161)	29,758	20,531	(1,685)
Net realized gain on distributions	23,574	—	38,273	16,200	—
Net unrealized appreciation (depreciation) of investments during the year	158,564	98,261	162,384	75,102	34,197
Net increase (decrease) in net assets resulting from operations	187,294	97,276	220,886	109,054	44,827
Unit transactions:
Purchases	78,468	75,787	103,662	45,417	56,134
Net transfers	518	1,059	34,613	44,159	22,199
Surrenders for benefit payments and fees	(95,940)	(182,207)	(219,739)	(216,754)	(94,174)
Other transactions	230	39	4	75	71
Death benefits	—	—	—	—	—
Net loan activity	—	(13)	(22)	(32)	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,724)	(105,335)	(81,482)	(127,135)	(15,781)
Net increase (decrease) in net assets	170,570	(8,059)	139,404	(18,081)	29,046
Net Assets:
Beginning of year	710,585	422,399	717,336	344,346	498,599
End of year	$881,155	$414,340	$856,740	$326,265	$527,645

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	The Hartford Healthcare Fund Sub-Account	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$(3,157)	$(3,786)	$48	$27,914	$12,688
Net realized gain (loss) on security transactions	1,244	526	—	(1,468)	6,110
Net realized gain on distributions	19,874	20,699	71	34,445	—
Net unrealized appreciation (depreciation) of investments during the year	67,022	55,774	497	282,057	79,201
Net increase (decrease) in net assets resulting from operations	84,983	73,213	616	342,948	97,999
Unit transactions:
Purchases	53,722	57,055	—	180,094	73,321
Net transfers	1,593	7,919	—	(13,898)	(410)
Surrenders for benefit payments and fees	(33,004)	(5,127)	(1)	(161,085)	(163,169)
Other transactions	(6)	(6)	(4)	175	(16)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(273)	(77)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	22,305	59,841	(5)	5,013	(90,351)
Net increase (decrease) in net assets	107,288	133,054	611	347,961	7,648
Net Assets:
Beginning of year	261,446	244,576	2,132	1,984,555	801,765
End of year	$368,734	$377,630	$2,743	$2,332,516	$809,413

The accompanying notes are an integral part of these financial statements.

	The Hartford Capital Appreciation Fund Sub-Account	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account
Operations:
Net investment income (loss)	$(18,121)	$27,251	$2,896	$5,248	$9,034
Net realized gain (loss) on security transactions	38,064	17,282	(11,997)	14,300	20,510
Net realized gain on distributions	260,767	75,617	—	31,580	3,384
Net unrealized appreciation (depreciation) of investments during the year	1,492,360	367,981	37,244	74,208	71,427
Net increase (decrease) in net assets resulting from operations	1,773,070	488,131	28,143	125,336	104,355
Unit transactions:
Purchases	391,864	244,085	82,255	100,937	111,015
Net transfers	(83,820)	(5,402)	(1,180)	(13,573)	(4,616)
Surrenders for benefit payments and fees	(834,592)	(199,855)	(143,170)	(204,770)	(418,113)
Other transactions	41	(174)	(2)	(1)	19
Death benefits	—	—	—	—	—
Net loan activity	(98)	(95)	(9)	(55)	(18)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(526,605)	38,559	(62,106)	(117,462)	(311,713)
Net increase (decrease) in net assets	1,246,465	526,690	(33,963)	7,874	(207,358)
Net Assets:
Beginning of year	6,145,150	2,251,441	492,011	516,949	632,665
End of year	$7,391,615	$2,778,131	$458,048	$524,823	$425,307

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	The Hartford International Small Company Fund Sub-Account (2)	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account
Operations:
Net investment income (loss)	$356	$(524)	$5,024	$(3,412)	$(5,359)
Net realized gain (loss) on security transactions	(6,195)	(3,552)	43,069	(2,805)	15,797
Net realized gain on distributions	—	3,612	—	42,162	79,032
Net unrealized appreciation (depreciation) of investments during the year	9,456	34,935	106,610	107,964	151,344
Net increase (decrease) in net assets resulting from operations	3,617	34,471	154,703	143,909	240,814
Unit transactions:
Purchases	6,112	25,519	22,762	2,453	105,656
Net transfers	(32,802)	45,386	(25,505)	(43,440)	(36,809)
Surrenders for benefit payments and fees	(5,382)	(27,131)	(138,314)	(16,995)	(82,710)
Other transactions	(6)	(91)	9	(2)	(87)
Death benefits	—	—	—	—	—
Net loan activity	—	(23)	(2)	—	(111)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(32,078)	43,660	(141,050)	(57,984)	(14,061)
Net increase (decrease) in net assets	(28,461)	78,131	13,653	85,925	226,753
Net Assets:
Beginning of year	28,461	96,397	604,219	454,934	688,069
End of year	$—	$174,528	$617,872	$540,859	$914,822

(2)  Effective November 22, 2019 The Hartford International Small Company Fund merged with Hartford Global Impact Fund

The accompanying notes are an integral part of these financial statements.

	Ivy Natural Resources Fund Sub-Account	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account
Operations:
Net investment income (loss)	$14,102	$(5,882)	$(11,780)	$3,228	$(15,156)
Net realized gain (loss) on security transactions	(51,405)	63,189	23,630	(25,439)	12,421
Net realized gain on distributions	—	92,665	163,005	12,751	220,467
Net unrealized appreciation (depreciation) of investments during the year	121,822	80,220	373,191	86,659	612,955
Net increase (decrease) in net assets resulting from operations	84,519	230,192	548,046	77,199	830,687
Unit transactions:
Purchases	111,011	71,152	189,297	43,560	24,453
Net transfers	(35,751)	(9,453)	(80,146)	(368)	(145,935)
Surrenders for benefit payments and fees	(173,961)	(284,120)	(71,297)	(208,696)	(265,897)
Other transactions	236	1	(12)	(6)	1
Death benefits	—	—	—	—	—
Net loan activity	(58)	(12)	(30)	—	—
Net annuity transactions	—	—	—	—	(3,212)
Net increase (decrease) in net assets resulting from unit transactions	(98,523)	(222,432)	37,812	(165,510)	(390,590)
Net increase (decrease) in net assets	(14,004)	7,760	585,858	(88,311)	440,097
Net Assets:
Beginning of year	973,056	662,605	1,101,652	444,629	2,455,623
End of year	$959,052	$670,365	$1,687,510	$356,318	$2,895,720

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Janus Henderson Global Research Portfolio Sub-Account	Janus Henderson Enterprise Portfolio Sub-Account	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account
Operations:
Net investment income (loss)	$823	$(532)	$5,425	$2,378	$669
Net realized gain (loss) on security transactions	8,225	6,356	5,648	(4,979)	(179)
Net realized gain on distributions	16,004	6,920	12,282	—	—
Net unrealized appreciation (depreciation) of investments during the year	42,185	20,721	64,225	47,698	2,008
Net increase (decrease) in net assets resulting from operations	67,237	33,465	87,580	45,097	2,498
Unit transactions:
Purchases	349	540	5,039	2,291	8,070
Net transfers	—	(28,640)	(5,000)	(6,307)	—
Surrenders for benefit payments and fees	(23,569)	(7,782)	(27,819)	(7,111)	(5,950)
Other transactions	(1)	(1)	(1)	—	3
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	(2,009)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(25,230)	(35,883)	(27,781)	(11,127)	2,123
Net increase (decrease) in net assets	42,007	(2,418)	59,799	33,970	4,621
Net Assets:
Beginning of year	251,088	103,666	412,426	180,803	29,976
End of year	$293,095	$101,248	$472,225	$214,773	$34,597

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Forty Fund Sub-Account	Janus Henderson Balanced Fund Sub-Account	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account
Operations:
Net investment income (loss)	$(38,743)	$30,767	$(12,677)	$17,339	$502
Net realized gain (loss) on security transactions	60,040	263,670	171,671	(28,327)	5,823
Net realized gain on distributions	472,781	27,283	58,384	—	6,971
Net unrealized appreciation (depreciation) of investments during the year	1,442,893	284,667	214,448	372,889	29,880
Net increase (decrease) in net assets resulting from operations	1,936,971	606,387	431,826	361,901	43,176
Unit transactions:
Purchases	302,730	313,109	134,793	127,564	6,173
Net transfers	31,390	(181,558)	(322,627)	(97,169)	(840)
Surrenders for benefit payments and fees	(699,411)	(1,425,884)	(282,752)	(228,729)	(28,960)
Other transactions	(139)	(68)	(1,791)	9	(5)
Death benefits	—	—	—	—	—
Net loan activity	(116)	(28)	(12)	(70)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(365,546)	(1,294,429)	(472,389)	(198,395)	(23,632)
Net increase (decrease) in net assets	1,571,425	(688,042)	(40,563)	163,506	19,544
Net Assets:
Beginning of year	5,570,942	3,097,454	1,403,572	1,530,297	172,793
End of year	$7,142,367	$2,409,412	$1,363,009	$1,693,803	$192,337

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Janus Henderson Mid Cap Value Fund Sub-Account	PGIM Jennison Natural Resources Fund Sub-Account	PGIM Jennison Mid-Cap Growth Fund Sub-Account	PGIM Jennison 20/20 Focus Fund Sub-Account	JPMorgan Large Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$990	$6,126	$(5,746)	$(2,235)	$(923)
Net realized gain (loss) on security transactions	(18,375)	(31,313)	(22,977)	2,802	16,133
Net realized gain on distributions	16,037	—	202,953	12,625	912
Net unrealized appreciation (depreciation) of investments during the year	270,418	98,034	40,986	46,920	7,728
Net increase (decrease) in net assets resulting from operations	269,070	72,847	215,216	60,112	23,850
Unit transactions:
Purchases	114,320	69,522	95,226	41,250	1,110
Net transfers	(32,581)	(145,311)	(21,565)	(10,841)	(110,911)
Surrenders for benefit payments and fees	(120,321)	(74,547)	(188,807)	(138,532)	(5)
Other transactions	39	470	(9)	(2)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(19)	(17)	(20)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,562)	(149,883)	(115,175)	(108,125)	(109,809)
Net increase (decrease) in net assets	230,508	(77,036)	100,041	(48,013)	(85,959)
Net Assets:
Beginning of year	939,160	479,224	608,274	232,380	93,914
End of year	$1,169,668	$402,188	$708,315	$184,367	$7,955

The accompanying notes are an integral part of these financial statements.

	JPMorgan Core Bond Fund Sub-Account	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account
Operations:
Net investment income (loss)	$100,201	$(351)	$(8,489)	$2,120	$11
Net realized gain (loss) on security transactions	7,897	172	14,285	(5,329)	57,562
Net realized gain on distributions	23,534	2,652	49,260	21,098	67,277
Net unrealized appreciation (depreciation) of investments during the year	172,681	9,635	165,432	45,520	171,847
Net increase (decrease) in net assets resulting from operations	304,313	12,108	220,488	63,409	296,697
Unit transactions:
Purchases	648,354	5,009	84,260	52,246	190,848
Net transfers	1,603,615	—	(36,236)	(3,448)	(42,591)
Surrenders for benefit payments and fees	(784,169)	(952)	(60,885)	(54,982)	(892,087)
Other transactions	54	(10)	(4)	(14)	(19)
Death benefits	—	—	—	—	—
Net loan activity	(27)	—	(23)	(21)	(62)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,467,827	4,047	(12,888)	(6,219)	(743,911)
Net increase (decrease) in net assets	1,772,140	16,155	207,600	57,190	(447,214)
Net Assets:
Beginning of year	3,362,947	43,876	621,139	345,038	1,245,220
End of year	$5,135,087	$60,031	$828,739	$402,228	$798,006

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	JPMorgan SmartRetirement 2020 Fund Sub-Account	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account
Operations:
Net investment income (loss)	$112,362	$127,290	$122,122	$59,694	$56,398
Net realized gain (loss) on security transactions	69,270	112,757	163,404	102,219	221,475
Net realized gain on distributions	622,077	825,216	1,004,300	402,545	479,803
Net unrealized appreciation (depreciation) of investments during the year	81,734	278,207	253,939	498,038	543,764
Net increase (decrease) in net assets resulting from operations	885,443	1,343,470	1,543,765	1,062,496	1,301,440
Unit transactions:
Purchases	683,525	1,418,416	1,292,319	960,362	1,226,082
Net transfers	(178,278)	(185,363)	183,044	(200,916)	(78,529)
Surrenders for benefit payments and fees	(2,371,475)	(1,681,878)	(3,290,959)	(1,516,842)	(3,322,574)
Other transactions	(2)	61	367	2	104
Death benefits	—	—	—	—	—
Net loan activity	(267)	(396)	(663)	(711)	(395)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,866,497)	(449,160)	(1,815,892)	(758,105)	(2,175,312)
Net increase (decrease) in net assets	(981,054)	894,310	(272,127)	304,391	(873,872)
Net Assets:
Beginning of year	6,550,260	7,819,330	8,296,328	5,202,071	6,420,938
End of year	$5,569,206	$8,713,640	$8,024,201	$5,506,462	$5,547,066

(3)  Effective June 10, 2019 Keeley Small Cap Value Fund merged with Keeley Small Cap Dividend Value Fund

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2045 Fund Sub-Account	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account (3)
Operations:
Net investment income (loss)	$34,430	$29,847	$44,771	$14,936	$3,193
Net realized gain (loss) on security transactions	112,411	50,228	22,153	42,070	(341,585)
Net realized gain on distributions	319,516	248,108	219,787	98,042	200,618
Net unrealized appreciation (depreciation) of investments during the year	411,454	353,983	23,547	178,643	283,811
Net increase (decrease) in net assets resulting from operations	877,811	682,166	310,258	333,691	146,037
Unit transactions:
Purchases	884,113	804,461	286,061	763,845	11,694
Net transfers	201,978	74,601	105,218	27,584	(1,096,906)
Surrenders for benefit payments and fees	(1,423,968)	(1,034,384)	(1,169,432)	(601,368)	(37,046)
Other transactions	164	153	16	(16)	16
Death benefits	—	—	—	—	—
Net loan activity	(733)	(379)	(275)	(451)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(338,446)	(155,548)	(778,412)	189,594	(1,122,245)
Net increase (decrease) in net assets	539,365	526,618	(468,154)	523,285	(976,208)
Net Assets:
Beginning of year	3,689,674	2,907,745	2,509,469	1,311,024	976,208
End of year	$4,229,039	$3,434,363	$2,041,315	$1,834,309	$—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Loomis Sayles Bond Fund Sub-Account	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account
Operations:
Net investment income (loss)	$115,316	$(746)	$5,362	$22,228	$80,242
Net realized gain (loss) on security transactions	(20,289)	(5)	(355)	(70,773)	998
Net realized gain on distributions	4,971	15,086	9,404	219,003	—
Net unrealized appreciation (depreciation) of investments during the year	277,402	19,482	75,945	371,326	195,537
Net increase (decrease) in net assets resulting from operations	377,400	33,817	90,356	541,784	276,777
Unit transactions:
Purchases	466,624	23,200	45,864	165,534	152,001
Net transfers	(161,620)	—	(16,898)	(51,282)	25,182
Surrenders for benefit payments and fees	(427,854)	—	(51,149)	(911,828)	(295,743)
Other transactions	(3)	(6)	(8)	(7)	759
Death benefits	—	—	—	—	—
Net loan activity	(31)	—	(19)	(53)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(122,884)	23,194	(22,210)	(797,636)	(117,811)
Net increase (decrease) in net assets	254,516	57,011	68,146	(255,852)	158,966
Net Assets:
Beginning of year	3,594,216	103,065	389,002	2,740,664	2,222,576
End of year	$3,848,732	$160,076	$457,148	$2,484,812	$2,381,542

The accompanying notes are an integral part of these financial statements.

	Lord Abbett Growth Opportunities Fund Sub-Account	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account
Operations:
Net investment income (loss)	$(1,693)	$1,033	$161,097	$(10,220)	$3,807
Net realized gain (loss) on security transactions	9,358	3,682	(10,015)	17,336	(222)
Net realized gain on distributions	7,890	9,110	—	181,212	—
Net unrealized appreciation (depreciation) of investments during the year	38,317	33,170	304,275	59,605	61,512
Net increase (decrease) in net assets resulting from operations	53,872	46,995	455,357	247,933	65,097
Unit transactions:
Purchases	15,773	31,151	630,784	103,751	41,651
Net transfers	(71,584)	9,245	376,561	(98,887)	(100)
Surrenders for benefit payments and fees	(35,825)	(46,621)	(887,683)	(126,704)	(14,979)
Other transactions	(10)	32	1,044	19	(5)
Death benefits	—	—	—	—	—
Net loan activity	—	(46)	(86)	(23)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(91,646)	(6,239)	120,620	(121,844)	26,567
Net increase (decrease) in net assets	(37,774)	40,756	575,977	126,089	91,664
Net Assets:
Beginning of year	186,817	181,402	5,551,684	841,277	297,870
End of year	$149,043	$222,158	$6,127,661	$967,366	$389,534

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Lord Abbett Value Opportunities Fund Sub-Account	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2010 Fund Sub-Account (4)	MFS® Emerging Markets Debt Fund Sub-Account
Operations:
Net investment income (loss)	$(10,963)	$(512)	$4,691	$1,472	$10,297
Net realized gain (loss) on security transactions	(83,954)	6,061	(22,907)	(2,685)	(1,455)
Net realized gain on distributions	320,764	—	38	2,157	—
Net unrealized appreciation (depreciation) of investments during the year	427,669	49,676	121,591	561	25,219
Net increase (decrease) in net assets resulting from operations	653,516	55,225	103,413	1,505	34,061
Unit transactions:
Purchases	284,759	8,245	14,817	951	34,663
Net transfers	(265,631)	(203)	(21,285)	(55,704)	(21,321)
Surrenders for benefit payments and fees	(872,949)	(40,357)	(142,819)	—	(87,513)
Other transactions	74	(10)	(8)	(1)	67
Death benefits	—	—	—	—	—
Net loan activity	(76)	(3)	(15)	—	(9)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(853,823)	(32,328)	(149,310)	(54,754)	(74,113)
Net increase (decrease) in net assets	(200,307)	22,897	(45,897)	(53,249)	(40,052)
Net Assets:
Beginning of year	3,301,217	219,780	577,967	53,249	288,446
End of year	$3,100,910	$242,677	$532,070	$—	$248,394

(4)  Effective January 25, 2019 MassMutual RetireSMARTSM by JPMorgan 2010 Fund merged with MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

The accompanying notes are an integral part of these financial statements.

	Massachusetts Investors Growth Stock Fund Sub-Account	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account
Operations:
Net investment income (loss)	$3,316	$37,386	$1,876	$(5,191)	$(787)
Net realized gain (loss) on security transactions	61,266	(2,562)	8,382	36,087	54,904
Net realized gain on distributions	265,971	—	5,372	6,174	298,513
Net unrealized appreciation (depreciation) of investments during the year	795,839	80,843	53,023	167,816	795,295
Net increase (decrease) in net assets resulting from operations	1,126,392	115,667	68,653	204,886	1,147,925
Unit transactions:
Purchases	35,536	59,255	24,904	16,612	319,749
Net transfers	305,848	(11,881)	(3,395)	(3,326)	262,760
Surrenders for benefit payments and fees	(190,604)	(58,317)	(58,728)	(73,694)	(309,972)
Other transactions	(34)	232	(73)	(9)	(336)
Death benefits	—	—	—	—	—
Net loan activity	(18)	(36)	(9)	(12)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	150,728	(10,747)	(37,301)	(60,429)	272,198
Net increase (decrease) in net assets	1,277,120	104,920	31,352	144,457	1,420,123
Net Assets:
Beginning of year	2,827,211	855,051	336,334	575,592	2,622,141
End of year	$4,104,331	$959,971	$367,686	$720,049	$4,042,264

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	MFS Research International Fund Sub-Account	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account
Operations:
Net investment income (loss)	$18,549	$35,275	$82,255	$140,530	$59,662
Net realized gain (loss) on security transactions	133,952	115,969	64,019	748,391	35,091
Net realized gain on distributions	—	28,007	190,544	108,243	—
Net unrealized appreciation (depreciation) of investments during the year	551,659	278,904	563,237	1,437,420	128,288
Net increase (decrease) in net assets resulting from operations	704,160	458,155	900,055	2,434,584	223,041
Unit transactions:
Purchases	397,642	312,009	260,139	972,874	355,292
Net transfers	(282,575)	(447)	2,319	(614,474)	264,229
Surrenders for benefit payments and fees	(1,425,646)	(1,491,345)	(464,346)	(3,494,316)	(1,377,972)
Other transactions	(96)	152	(56)	136	226
Death benefits	—	—	—	—	—
Net loan activity	(96)	(59)	(98)	(302)	(214)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,310,771)	(1,179,690)	(202,042)	(3,136,082)	(758,439)
Net increase (decrease) in net assets	(606,611)	(721,535)	698,013	(701,498)	(535,398)
Net Assets:
Beginning of year	3,040,435	2,851,501	3,808,393	9,481,713	2,457,938
End of year	$2,433,824	$2,129,966	$4,506,406	$8,780,215	$1,922,540

The accompanying notes are an integral part of these financial statements.

	MFS Massachusetts Investors Trust Sub-Account	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account
Operations:
Net investment income (loss)	$1,651	$112	$1,600	$82,296	$102,948
Net realized gain (loss) on security transactions	62,798	3,524	24,704	(8,356)	349,155
Net realized gain on distributions	63,716	970	37,884	—	410,375
Net unrealized appreciation (depreciation) of investments during the year	151,425	34,008	631,265	201,447	2,089,845
Net increase (decrease) in net assets resulting from operations	279,590	38,614	695,453	275,387	2,952,323
Unit transactions:
Purchases	121,548	32,694	16,325	863,478	1,045,960
Net transfers	(181,715)	37,423	1,544	453,465	(675,311)
Surrenders for benefit payments and fees	(216,159)	(15,983)	(205,887)	(2,404,787)	(1,575,127)
Other transactions	(14)	(899)	(11)	393	228
Death benefits	—	—	—	—	—
Net loan activity	(22)	(16)	(5)	(487)	(117)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(276,362)	53,219	(188,034)	(1,087,938)	(1,204,367)
Net increase (decrease) in net assets	3,228	91,833	507,419	(812,551)	1,747,956
Net Assets:
Beginning of year	927,630	117,187	2,247,711	4,662,855	12,078,654
End of year	$930,858	$209,020	$2,755,130	$3,850,304	$13,826,610

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	MFS Technology Fund Sub-Account	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account
Operations:
Net investment income (loss)	$(1,242)	$(66)	$7,397	$(2,620)	$7,405
Net realized gain (loss) on security transactions	1,877	2,054	9,363	26,272	(1,643)
Net realized gain on distributions	3,762	518	667	4,959	—
Net unrealized appreciation (depreciation) of investments during the year	40,357	2,267	33,267	55,456	14,395
Net increase (decrease) in net assets resulting from operations	44,754	4,773	50,694	84,067	20,157
Unit transactions:
Purchases	5,339	540	540	31,627	1,869
Net transfers	(7,613)	(8,519)	(16,707)	(71,022)	101,998
Surrenders for benefit payments and fees	(1,044)	—	(16,918)	(16,791)	(22,260)
Other transactions	(7)	(2)	(8)	8	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(19)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,325)	(7,981)	(33,093)	(56,197)	81,606
Net increase (decrease) in net assets	41,429	(3,208)	17,601	27,870	101,763
Net Assets:
Beginning of year	131,387	16,285	221,056	245,012	143,020
End of year	$172,816	$13,077	$238,657	$272,882	$244,783

The accompanying notes are an integral part of these financial statements.

	BlackRock Global Allocation Fund, Inc. Sub-Account	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$28,363	$390	$(360)	$7,932	$4,781
Net realized gain (loss) on security transactions	(95,015)	556	2,457	(23,869)	(60,354)
Net realized gain on distributions	290,419	1,815	417	39,634	942
Net unrealized appreciation (depreciation) of investments during the year	894,234	14,059	12,184	317,965	128,301
Net increase (decrease) in net assets resulting from operations	1,118,001	16,820	14,698	341,662	73,670
Unit transactions:
Purchases	805,075	2,273	3,895	151,625	63,139
Net transfers	(149,647)	—	(60,000)	(17,122)	(303,866)
Surrenders for benefit payments and fees	(2,886,918)	(6,915)	(5)	(168,625)	(22,721)
Other transactions	128	(4)	—	30	56
Death benefits	—	—	—	—	—
Net loan activity	(269)	(2)	—	(59)	(27)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,231,631)	(4,648)	(56,110)	(34,151)	(263,419)
Net increase (decrease) in net assets	(1,113,630)	12,172	(41,412)	307,511	(189,749)
Net Assets:
Beginning of year	7,662,627	62,790	77,953	1,217,546	578,399
End of year	$6,548,997	$74,962	$36,541	$1,525,057	$388,650

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(4,057)	$(9,701)	$(1,849)	$1,722	$(521)
Net realized gain (loss) on security transactions	6,935	(144,551)	2,178	20	(5,705)
Net realized gain on distributions	1,954	1,309,560	135,339	—	—
Net unrealized appreciation (depreciation) of investments during the year	89,747	(409,437)	221,742	10,218	114,337
Net increase (decrease) in net assets resulting from operations	94,579	745,871	357,410	11,960	108,111
Unit transactions:
Purchases	49,624	107,308	158,743	8,433	—
Net transfers	63,816	(96,995)	5,785	5,170	(3,408)
Surrenders for benefit payments and fees	(22,642)	(494,321)	(237,777)	(1,162)	(42,654)
Other transactions	4	(111)	86	(3)	(14)
Death benefits	—	—	—	—	—
Net loan activity	(35)	(122)	(27)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	90,767	(484,241)	(73,190)	12,438	(46,076)
Net increase (decrease) in net assets	185,346	261,630	284,220	24,398	62,035
Net Assets:
Beginning of year	249,725	3,005,279	1,478,564	61,730	360,264
End of year	$435,071	$3,266,909	$1,762,784	$86,128	$422,299

(5)  Formerly Oppenheimer Capital Appreciation Fund. Change effective May 24, 2019

(6)  Formerly Oppenheimer Global Fund. Change effective May 24, 2019

(7)  Formerly Oppenheimer Global Opportunities Fund. Change effective May 24, 2019

(8)  Formerly Oppenheimer International Growth Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	The Oakmark Equity and Income Fund Sub-Account	Invesco Oppenheimer Capital Appreciation Fund Sub-Account (5)	Invesco Oppenheimer Global Fund Sub-Account (6)	Invesco Oppenheimer Global Opportunities Fund Sub-Account (7)	Invesco Oppenheimer International Growth Fund Sub-Account (8)
Operations:
Net investment income (loss)	$165,842	$(4,994)	$8,033	$(3,515)	$27,424
Net realized gain (loss) on security transactions	16,666	11,960	65,357	19,073	53,997
Net realized gain on distributions	698,821	193,950	45,096	25,545	—
Net unrealized appreciation (depreciation) of investments during the year	908,941	70,127	1,221,133	76,351	888,673
Net increase (decrease) in net assets resulting from operations	1,790,270	271,043	1,339,619	117,454	970,094
Unit transactions:
Purchases	14,723	33,966	296,220	52,891	310,027
Net transfers	(137,024)	(34,161)	(179,034)	355,552	(165,627)
Surrenders for benefit payments and fees	(978,953)	(23,166)	(346,790)	(409,040)	(703,511)
Other transactions	(3)	(6)	143	717	(264)
Death benefits	—	—	—	—	—
Net loan activity	(58)	(38)	(66)	—	(151)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,101,315)	(23,405)	(229,527)	120	(559,526)
Net increase (decrease) in net assets	688,955	247,638	1,110,092	117,574	410,568
Net Assets:
Beginning of year	9,684,498	772,314	4,392,311	324,177	3,661,213
End of year	$10,373,453	$1,019,952	$5,502,403	$441,751	$4,071,781

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Invesco Oppenheimer Main Street Fund Sub-Account (9)	Invesco Oppenheimer Global Strategic Income Fund Sub-Account (10)	Invesco Oppenheimer Main Street Mid Cap Fund Sub-Account (11)	Invesco Oppenheimer Developing Markets Fund Sub-Account (12)	Invesco Oppenheimer Capital Income Fund Sub-Account (13)
Operations:
Net investment income (loss)	$(201)	$24,187	$(15,579)	$(6,192)	$6
Net realized gain (loss) on security transactions	136	(4,084)	(19,784)	152,295	7
Net realized gain on distributions	36,000	—	134,662	87,400	—
Net unrealized appreciation (depreciation) of investments during the year	133,225	38,302	626,948	755,616	42
Net increase (decrease) in net assets resulting from operations	169,160	58,405	726,247	989,119	55
Unit transactions:
Purchases	52,281	80,118	206,682	314,545	125
Net transfers	(10,233)	13,013	(40,102)	(58,115)	—
Surrenders for benefit payments and fees	(406,317)	(79,705)	(445,470)	(1,156,779)	(872)
Other transactions	(7)	121	17	(31)	6
Death benefits	—	—	—	—	—
Net loan activity	(50)	—	(31)	(100)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(364,326)	13,547	(278,904)	(900,480)	(741)
Net increase (decrease) in net assets	(195,166)	71,952	447,343	88,639	(686)
Net Assets:
Beginning of year	590,875	601,206	2,400,938	4,625,783	686
End of year	$395,709	$673,158	$2,848,281	$4,714,422	$—

(9)  Formerly Oppenheimer Main Street Fund. Change effective May 24, 2019

(10)  Formerly Oppenheimer Global Strategic Income Fund. Change effective May 24, 2019

(11)  Formerly Oppenheimer Main Street Mid Cap Fund. Change effective May 24, 2019

(12)  Formerly Oppenheimer Developing Markets Fund. Change effective May 24, 2019

(13)  Formerly Oppenheimer Capital Income Fund. Change effective May 24, 2019

(14)  Formerly Oppenheimer International Bond Fund. Change effective May 24, 2019

(15)  Formerly Oppenheimer Mid Cap Value Fund. Change effective May 24, 2019

(16)  Formerly Oppenheimer Oppenheimer Main Street All Cap Fund®. Change effective May 24, 2019

(17)  Formerly Oppenheimer Gold & Special Minerals Fund. Change effective May 24, 2019

(18)  Formerly Oppenheimer Real Estate Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	Invesco Oppenheimer International Bond Fund Sub-Account (14)	Invesco Oppenheimer Mid Cap Value Fund Sub-Account (15)	Invesco Oppenheimer Main Street All Cap Fund® Sub-Account (16)	Invesco Oppenheimer Gold & Special Minerals Fund Sub-Account (17)	Invesco Oppenheimer Real Estate Fund Sub-Account (18)
Operations:
Net investment income (loss)	$148,871	$(1,306)	$(2,383)	$(8,569)	$16,944
Net realized gain (loss) on security transactions	(44,847)	6,470	5,886	(2,385)	52,567
Net realized gain on distributions	—	49,854	4,250	—	28,215
Net unrealized appreciation (depreciation) of investments during the year	188,477	38,534	297,491	644,876	215,705
Net increase (decrease) in net assets resulting from operations	292,501	93,552	305,244	633,922	313,431
Unit transactions:
Purchases	311,430	44,757	107,357	171,141	160,688
Net transfers	12,666	(32,739)	(11,619)	(104,250)	281,854
Surrenders for benefit payments and fees	(536,993)	(50,667)	(120,209)	(298,364)	(1,056,613)
Other transactions	535	3	(3)	(24)	11
Death benefits	—	—	—	—	—
Net loan activity	(143)	(4)	(56)	(190)	(61)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(212,505)	(38,650)	(24,530)	(231,687)	(614,121)
Net increase (decrease) in net assets	79,996	54,902	280,714	402,235	(300,690)
Net Assets:
Beginning of year	3,470,894	370,983	982,150	1,493,119	1,299,414
End of year	$3,550,890	$425,885	$1,262,864	$1,895,354	$998,724

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Invesco Oppenheimer Equity Income Fund Sub-Account (19)	Invesco Oppenheimer International Diversified Fund Sub-Account (20)	Invesco Oppenheimer Rising Dividends Fund Sub-Account (21)	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account
Operations:
Net investment income (loss)	$88	$127	$(24)	$(477)	$18,731
Net realized gain (loss) on security transactions	(7)	4,959	1	85	(659)
Net realized gain on distributions	373	2,155	367	5,577	—
Net unrealized appreciation (depreciation) of investments during the year	882	25,656	2,003	9,995	30,061
Net increase (decrease) in net assets resulting from operations	1,336	32,897	2,347	15,180	48,133
Unit transactions:
Purchases	1,540	46,911	2,487	903	879
Net transfers	—	34,047	—	—	50,000
Surrenders for benefit payments and fees	(329)	(53,959)	(3)	—	(5,415)
Other transactions	(4)	(1)	(4)	(2)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(44)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,207	26,954	2,480	901	45,463
Net increase (decrease) in net assets	2,543	59,851	4,827	16,081	93,596
Net Assets:
Beginning of year	5,516	123,080	7,445	58,682	342,155
End of year	$8,059	$182,931	$12,272	$74,763	$435,751

(19)  Formerly Oppenheimer Equity Income Fund. Change effective May 24, 2019

(20)  Formerly Oppenheimer International Diversified Fund. Change effective May 24, 2019

(21)  Formerly Oppenheimer Rising Dividends Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	Putnam VT International Growth Fund Sub-Account	Putnam VT Sustainable Leaders Fund Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account	Pioneer Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(1,053)	$(728)	$(32)	$576	$278
Net realized gain (loss) on security transactions	(1,197)	27,212	(9,016)	(1,804)	(1,232)
Net realized gain on distributions	17,733	61,622	22,733	—	1,037
Net unrealized appreciation (depreciation) of investments during the year	16,866	25,291	29,460	35,309	11,188
Net increase (decrease) in net assets resulting from operations	32,349	113,397	43,145	34,081	11,271
Unit transactions:
Purchases	4,344	2,143	6,199	19,661	3,653
Net transfers	(12,881)	(22,892)	(12,408)	(8,002)	—
Surrenders for benefit payments and fees	(226)	(134,956)	(214)	(4,061)	(28,395)
Other transactions	(2)	60	—	(6)	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(2)	—
Net annuity transactions	—	—	(13,053)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(8,765)	(155,645)	(19,476)	7,590	(24,744)
Net increase (decrease) in net assets	23,584	(42,248)	23,669	41,671	(13,473)
Net Assets:
Beginning of year	135,981	372,201	189,617	116,390	60,701
End of year	$159,565	$329,953	$213,286	$158,061	$47,228

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(628)	$194	$(2,867)	$40,989	$(240)
Net realized gain (loss) on security transactions	80	(47)	(100,546)	(430,270)	(336)
Net realized gain on distributions	4,783	—	88,062	391,553	1,229
Net unrealized appreciation (depreciation) of investments during the year	14,003	1,841	229,667	923,914	7,977
Net increase (decrease) in net assets resulting from operations	18,238	1,988	214,316	926,186	8,630
Unit transactions:
Purchases	29,437	2,411	70,193	507,808	4,119
Net transfers	—	187	(25,478)	(1,275,328)	(7,488)
Surrenders for benefit payments and fees	(18)	(308)	(167,432)	(1,253,972)	(3,813)
Other transactions	(8)	(4)	36	(768)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(5)	(183)	(3)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	29,411	2,286	(122,686)	(2,022,443)	(7,188)
Net increase (decrease) in net assets	47,649	4,274	91,630	(1,096,257)	1,442
Net Assets:
Beginning of year	46,759	8,862	977,079	4,690,010	36,733
End of year	$94,408	$13,136	$1,068,709	$3,593,753	$38,175

The accompanying notes are an integral part of these financial statements.

	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$15,852	$(1,707)	$46,090	$123,615	$(747)
Net realized gain (loss) on security transactions	(2,125)	(32,973)	(2,478)	(1,566)	(9,672)
Net realized gain on distributions	—	66,138	—	—	3,238
Net unrealized appreciation (depreciation) of investments during the year	45,012	170,479	86,985	329,440	226,983
Net increase (decrease) in net assets resulting from operations	58,739	201,937	130,597	451,489	219,802
Unit transactions:
Purchases	33,009	124,768	74,479	741,569	88,955
Net transfers	(5,234)	(50,250)	(33,115)	261,589	(18,481)
Surrenders for benefit payments and fees	(85,226)	(255,263)	(181,876)	(1,814,691)	(128,028)
Other transactions	117	34	257	839	56
Death benefits	—	—	—	—	—
Net loan activity	—	(39)	(25)	(259)	(55)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(57,334)	(180,750)	(140,282)	(810,953)	(57,553)
Net increase (decrease) in net assets	1,405	21,187	(9,685)	(359,464)	162,249
Net Assets:
Beginning of year	461,465	740,591	1,029,488	5,024,189	832,030
End of year	$462,870	$761,778	$1,019,805	$4,664,725	$994,279

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(7,457)	$3,821	$6,198	$52,726	$4,064
Net realized gain (loss) on security transactions	72,357	45	26,826	(6,457)	3,418
Net realized gain on distributions	12,197	—	20,437	—	—
Net unrealized appreciation (depreciation) of investments during the year	131,425	7,809	163,554	102,439	64,092
Net increase (decrease) in net assets resulting from operations	208,522	11,675	217,015	148,708	71,574
Unit transactions:
Purchases	65,584	18,704	108,090	141,221	—
Net transfers	267	(9,175)	31,221	27,303	(19)
Surrenders for benefit payments and fees	(6,187)	(1,223)	(284,049)	(464,829)	(35,279)
Other transactions	(8)	20	(139)	(9)	(11)
Death benefits	—	—	—	—	—
Net loan activity	(2)	—	(17)	(77)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	59,654	8,326	(144,894)	(296,391)	(35,309)
Net increase (decrease) in net assets	268,176	20,001	72,121	(147,683)	36,265
Net Assets:
Beginning of year	638,121	149,112	788,010	1,161,571	298,391
End of year	$906,297	$169,113	$860,131	$1,013,888	$334,656

The accompanying notes are an integral part of these financial statements.

	Putnam Sustainable Leaders Fund Sub-Account	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(4)	$(1,781)	$(809)	$(74)	$(1,961)
Net realized gain (loss) on security transactions	2	(356)	13,925	(17,833)	(68,214)
Net realized gain on distributions	68	3,157	2,450	59,287	15,512
Net unrealized appreciation (depreciation) of investments during the year	210	45,990	22,970	104,252	166,442
Net increase (decrease) in net assets resulting from operations	276	47,010	38,536	145,632	111,779
Unit transactions:
Purchases	—	19,925	20,654	102,254	14,012
Net transfers	—	(1,757)	503	(14,892)	(12,803)
Surrenders for benefit payments and fees	(1)	(9,888)	(34,376)	(100,175)	(176,327)
Other transactions	(5)	(4)	(9)	(8)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(21)	—	(27)	(21)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(6)	8,255	(13,228)	(12,848)	(175,142)
Net increase (decrease) in net assets	270	55,265	25,308	132,784	(63,363)
Net Assets:
Beginning of year	774	185,318	105,809	661,717	527,307
End of year	$1,044	$240,583	$131,117	$794,501	$463,944

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(929)	$1,412	$(399)	$3,333	$195
Net realized gain (loss) on security transactions	(1,086)	471	(3,499)	(116,617)	(15,986)
Net realized gain on distributions	6,523	5,497	8,451	32,817	60,962
Net unrealized appreciation (depreciation) of investments during the year	28,996	24,728	51,779	231,981	276,986
Net increase (decrease) in net assets resulting from operations	33,504	32,108	56,332	151,514	322,157
Unit transactions:
Purchases	36,729	6,608	22,106	88,832	119,181
Net transfers	19,266	(546)	468	(18,188)	(48,995)
Surrenders for benefit payments and fees	(9,831)	(17,532)	(75,896)	(462,062)	(119,154)
Other transactions	3	(6)	6	27	(33)
Death benefits	—	—	—	—	—
Net loan activity	(6)	(5)	(1)	(20)	(68)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	46,161	(11,481)	(53,317)	(391,411)	(49,069)
Net increase (decrease) in net assets	79,665	20,627	3,015	(239,897)	273,088
Net Assets:
Beginning of year	180,605	114,907	260,623	1,004,391	1,054,317
End of year	$260,270	$135,534	$263,638	$764,494	$1,327,405

The accompanying notes are an integral part of these financial statements.

	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account	DWS Equity Dividend Fund Sub-Account	DWS Capital Growth Fund Sub-Account
Operations:
Net investment income (loss)	$1,451	$(185)	$150	$2,186	$(105)
Net realized gain (loss) on security transactions	(13)	(8,547)	13	1,482	3
Net realized gain on distributions	—	1,606	1,130	11,015	653
Net unrealized appreciation (depreciation) of investments during the year	6,907	32,187	3,127	32,037	1,878
Net increase (decrease) in net assets resulting from operations	8,345	25,061	4,420	46,720	2,429
Unit transactions:
Purchases	12,116	13,019	—	11,745	5,063
Net transfers	—	(2,629)	—	—	278
Surrenders for benefit payments and fees	(4,359)	(120,853)	—	(13,835)	(28)
Other transactions	11	(3)	(2)	(8)	(4)
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	7,768	(110,466)	(2)	(2,098)	5,309
Net increase (decrease) in net assets	16,113	(85,405)	4,418	44,622	7,738
Net Assets:
Beginning of year	134,687	115,606	15,769	166,487	5,726
End of year	$150,800	$30,201	$20,187	$211,109	$13,464

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	DWS Enhanced Emerging Markets Fixed Income Sub-Account	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account	DWS Global Growth Fund Sub-Account	Select Overseas Fund Sub-Account
Operations:
Net investment income (loss)	$599	$25,694	$511	$107	$3,703
Net realized gain (loss) on security transactions	(123)	36,122	(4,636)	4,025	6,468
Net realized gain on distributions	—	103,898	7,781	—	4,975
Net unrealized appreciation (depreciation) of investments during the year	2,182	379,299	8,071	30,917	36,262
Net increase (decrease) in net assets resulting from operations	2,658	545,013	11,727	35,049	51,408
Unit transactions:
Purchases	1,381	173,446	350	6,493	28,872
Net transfers	—	27,995	888	—	276,996
Surrenders for benefit payments and fees	(10,039)	(152,856)	(57,712)	(18,581)	(85,697)
Other transactions	(2)	(91)	(1)	(6)	(3)
Death benefits	—	—	—	—	—
Net loan activity	—	(113)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(8,660)	48,381	(56,475)	(12,094)	220,168
Net increase (decrease) in net assets	(6,002)	593,394	(44,748)	22,955	271,576
Net Assets:
Beginning of year	23,000	1,754,402	62,022	119,208	12,999
End of year	$16,998	$2,347,796	$17,274	$142,163	$284,575

The accompanying notes are an integral part of these financial statements.

	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account
Operations:
Net investment income (loss)	$5,778	$(5)	$(1,283)	$7,736	$1,925
Net realized gain (loss) on security transactions	112	1,295	21,079	774	8,816
Net realized gain on distributions	—	25	8,318	5,008	33,478
Net unrealized appreciation (depreciation) of investments during the year	14,246	(629)	22,727	13,498	97,410
Net increase (decrease) in net assets resulting from operations	20,136	686	50,841	27,016	141,629
Unit transactions:
Purchases	31,712	735	25,831	20,783	85,073
Net transfers	27,722	(10,901)	283,842	120,521	(35,420)
Surrenders for benefit payments and fees	(37,587)	(1)	(348,916)	(7,238)	(103,799)
Other transactions	—	(2)	1,090	(1)	(6)
Death benefits	—	—	—	—	—
Net loan activity	(5)	—	(18)	(11)	(2)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	21,842	(10,169)	(38,171)	134,054	(54,154)
Net increase (decrease) in net assets	41,978	(9,483)	12,670	161,070	87,475
Net Assets:
Beginning of year	250,561	9,948	118,161	213,484	507,243
End of year	$292,539	$465	$130,831	$374,554	$594,718

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account
Operations:
Net investment income (loss)	$(177)	$44	$(1,287)	$(6,078)	$12,691
Net realized gain (loss) on security transactions	25	(908)	16,139	54,706	(57,703)
Net realized gain on distributions	4,329	8	87,228	61,802	162,110
Net unrealized appreciation (depreciation) of investments during the year	2,778	6,767	199,057	76,675	596,949
Net increase (decrease) in net assets resulting from operations	6,955	5,911	301,137	187,105	714,047
Unit transactions:
Purchases	6,158	13	138,070	85,595	256,669
Net transfers	—	(6,816)	3,651	38,519	(62,506)
Surrenders for benefit payments and fees	(263)	(19)	(114,139)	(261,778)	(514,210)
Other transactions	(10)	(2)	(46)	(9)	(103)
Death benefits	—	—	—	—	—
Net loan activity	(12)	—	(29)	(52)	(71)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,873	(6,824)	27,507	(137,725)	(320,221)
Net increase (decrease) in net assets	12,828	(913)	328,644	49,380	393,826
Net Assets:
Beginning of year	27,337	30,551	907,012	833,326	2,662,323
End of year	$40,165	$29,638	$1,235,656	$882,706	$3,056,149

The accompanying notes are an integral part of these financial statements.

	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(7,099)	$(6,619)	$(708)	$(54,817)	$15,006
Net realized gain (loss) on security transactions	115,975	91,760	488	396,955	(1,978)
Net realized gain on distributions	—	71,661	18,187	102,269	71,575
Net unrealized appreciation (depreciation) of investments during the year	259,387	30,395	24,366	1,274,302	220,566
Net increase (decrease) in net assets resulting from operations	368,263	187,197	42,333	1,718,709	305,169
Unit transactions:
Purchases	124,344	79,003	32,757	877,108	170,330
Net transfers	(97,672)	(36,667)	(23,250)	(247,895)	45,455
Surrenders for benefit payments and fees	(310,286)	(151,982)	(52,617)	(2,560,792)	(257,047)
Other transactions	(9)	28	(9)	417	9
Death benefits	—	—	—	—	—
Net loan activity	(205)	(114)	—	(250)	(100)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(283,828)	(109,732)	(43,119)	(1,931,412)	(41,353)
Net increase (decrease) in net assets	84,435	77,465	(786)	(212,703)	263,816
Net Assets:
Beginning of year	1,470,025	703,606	178,134	6,155,694	1,224,605
End of year	$1,554,460	$781,071	$177,348	$5,942,991	$1,488,421

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account
Operations:
Net investment income (loss)	$12,528	$115,620	$108,582	$39,055	$10,964
Net realized gain (loss) on security transactions	2,305	129,800	139,115	84,872	85,450
Net realized gain on distributions	24,188	408,025	533,990	377,886	172,101
Net unrealized appreciation (depreciation) of investments during the year	109,160	1,306,634	1,961,271	1,180,336	537,524
Net increase (decrease) in net assets resulting from operations	148,181	1,960,079	2,742,958	1,682,149	806,039
Unit transactions:
Purchases	78,406	967,335	1,615,253	1,295,518	962,009
Net transfers	(8,777)	(215,482)	(26,080)	(131,861)	29,130
Surrenders for benefit payments and fees	(101,536)	(1,327,007)	(1,728,940)	(1,275,102)	(868,090)
Other transactions	(5)	34	(610)	145	249
Death benefits	—	—	—	—	—
Net loan activity	(98)	(233)	(360)	(535)	(380)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(32,010)	(575,353)	(140,737)	(111,835)	122,918
Net increase (decrease) in net assets	116,171	1,384,726	2,602,221	1,570,314	928,957
Net Assets:
Beginning of year	1,006,301	11,061,079	12,947,880	7,264,231	3,320,040
End of year	$1,122,472	$12,445,805	$15,550,101	$8,834,545	$4,248,997

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account
Operations:
Net investment income (loss)	$6,293	$189	$(41)	$53,232	$36,703
Net realized gain (loss) on security transactions	(2,135)	2	(155)	127,616	94,610
Net realized gain on distributions	13,219	375	63	—	—
Net unrealized appreciation (depreciation) of investments during the year	91,817	490	1,925	681,204	486,931
Net increase (decrease) in net assets resulting from operations	109,194	1,056	1,792	862,052	618,244
Unit transactions:
Purchases	89,881	4,406	314	2,964	2,636
Net transfers	23,750	—	—	(16,594)	26,589
Surrenders for benefit payments and fees	(118,910)	(6)	(6,976)	(470,962)	(340,472)
Other transactions	71	(1)	(3)	2	9
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(5)	(13)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,208)	4,399	(6,665)	(484,595)	(311,251)
Net increase (decrease) in net assets	103,986	5,455	(4,873)	377,457	306,993
Net Assets:
Beginning of year	805,122	4,047	9,757	3,297,845	2,084,480
End of year	$909,108	$9,502	$4,884	$3,675,302	$2,391,473

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account
Operations:
Net investment income (loss)	$32,877	$44,330	$(2,518)	$(4,712)	$(4,958)
Net realized gain (loss) on security transactions	(1,001)	118,290	(29,211)	34,112	187,982
Net realized gain on distributions	—	—	28,455	34,600	163,053
Net unrealized appreciation (depreciation) of investments during the year	65,583	458,161	140,198	205,474	616,431
Net increase (decrease) in net assets resulting from operations	97,459	620,781	136,924	269,474	962,508
Unit transactions:
Purchases	4,088	2,537	31,634	92,567	462,449
Net transfers	147,646	(99,608)	(11,118)	(73,418)	(216,362)
Surrenders for benefit payments and fees	(91,779)	(288,220)	(299,102)	(174,308)	(1,678,369)
Other transactions	168	(13)	(12)	1	55
Death benefits	—	—	—	—	—
Net loan activity	(23)	(65)	—	(18)	(191)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	60,100	(385,369)	(278,598)	(155,176)	(1,432,418)
Net increase (decrease) in net assets	157,559	235,412	(141,674)	114,298	(469,910)
Net Assets:
Beginning of year	1,079,328	2,185,872	605,284	1,041,397	4,145,915
End of year	$1,236,887	$2,421,284	$463,610	$1,155,695	$3,676,005

The accompanying notes are an integral part of these financial statements.

	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Operations:
Net investment income (loss)	$104,874	$(11,666)	$91,541	$204,840	$24,500
Net realized gain (loss) on security transactions	167,999	(19,015)	64,111	46,055	(24,277)
Net realized gain on distributions	436,365	280,551	276,075	589,728	153,637
Net unrealized appreciation (depreciation) of investments during the year	1,705,778	142,153	708,840	1,650,873	334,551
Net increase (decrease) in net assets resulting from operations	2,415,016	392,023	1,140,567	2,491,496	488,411
Unit transactions:
Purchases	969,637	161,187	347,387	533,434	185,925
Net transfers	(699,522)	(176,358)	(75,334)	153,802	(27,220)
Surrenders for benefit payments and fees	(1,958,609)	(188,646)	(624,691)	(2,262,932)	(264,813)
Other transactions	(9)	9	10	(236)	(160)
Death benefits	—	—	—	—	—
Net loan activity	(80)	(53)	(304)	(307)	(115)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,688,583)	(203,861)	(352,932)	(1,576,239)	(106,383)
Net increase (decrease) in net assets	726,433	188,162	787,635	915,257	382,028
Net Assets:
Beginning of year	9,013,493	1,461,569	4,706,112	13,233,277	2,047,819
End of year	$9,739,926	$1,649,731	$5,493,747	$14,148,534	$2,429,847

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(10,837)	$23	$(7,085)	$(1,097)	$(1,938)
Net realized gain (loss) on security transactions	14,739	(13)	(79,769)	(1,121)	4,533
Net realized gain on distributions	258,444	—	20,399	3,319	10,385
Net unrealized appreciation (depreciation) of investments during the year	88,500	29	294,041	19,207	118,559
Net increase (decrease) in net assets resulting from operations	350,846	39	227,586	20,308	131,539
Unit transactions:
Purchases	115,825	316	107,912	11,864	6,150
Net transfers	(37,361)	—	(204,165)	—	(2,922)
Surrenders for benefit payments and fees	(175,092)	(141)	(94,714)	(6,747)	(55,054)
Other transactions	146	(1)	1,251	(7)	(21)
Death benefits	—	—	—	—	—
Net loan activity	(6)	(9)	(19)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(96,488)	165	(189,735)	5,110	(51,847)
Net increase (decrease) in net assets	254,358	204	37,851	25,418	79,692
Net Assets:
Beginning of year	1,104,522	734	793,819	86,329	462,754
End of year	$1,358,880	$938	$831,670	$111,747	$542,446

The accompanying notes are an integral part of these financial statements.

	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$8,601	$(3,691)	$81	$100,092	$1,346
Net realized gain (loss) on security transactions	3,090	19,415	(977)	300,796	(799)
Net realized gain on distributions	14,237	42,086	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	74,426	153,363	11,959	929,681	10,135
Net increase (decrease) in net assets resulting from operations	100,354	211,173	11,063	1,330,569	10,682
Unit transactions:
Purchases	54,114	17,437	6,222	7,320	4,158
Net transfers	1,347	(42,439)	—	31,983	(3,116)
Surrenders for benefit payments and fees	(20,882)	(198,983)	(14,864)	(883,814)	(23,563)
Other transactions	(6)	(79)	(5)	(1)	(3)
Death benefits	—	—	—	—	—
Net loan activity	(22)	(16)	—	(16)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	34,551	(224,080)	(8,647)	(844,528)	(22,524)
Net increase (decrease) in net assets	134,905	(12,907)	2,416	486,041	(11,842)
Net Assets:
Beginning of year	393,448	669,484	48,668	4,484,724	83,074
End of year	$528,353	$656,577	$51,084	$4,970,765	$71,232

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account	TIAA-CREF Large Cap Value Index Fund Sub-Account
Operations:
Net investment income (loss)	$1,092	$(2,999)	$(2,755)	$(78)	$68,243
Net realized gain (loss) on security transactions	232	24,889	20,331	(2,304)	17,191
Net realized gain on distributions	174	54,815	45,417	—	119,315
Net unrealized appreciation (depreciation) of investments during the year	4,426	141,463	115,504	6,093	401,271
Net increase (decrease) in net assets resulting from operations	5,924	218,168	178,497	3,711	606,020
Unit transactions:
Purchases	15,416	52,705	37,682	952	282,987
Net transfers	(846)	(107,120)	(44,796)	—	35,901
Surrenders for benefit payments and fees		(10,230)	(86,015)	(40,115)	(35,079)
Other transactions	8	(22)	(12)	9	107
Death benefits	—	—	—	—	—
Net loan activity	(11)	—	—	—	(40)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,337	(140,452)	(47,241)	(34,118)	142,211
Net increase (decrease) in net assets	10,261	77,716	131,256	(30,407)	748,231
Net Assets:
Beginning of year	81,341	462,194	347,867	30,786	2,316,667
End of year	$91,602	$539,910	$479,123	$379	$3,064,898

(22)  Effective January 25, 2019 MassMutual RetireSMARTSM by JPMorgan 2015 Fund merged with MassMutual RetireSMARTSM by JPMorgan In Retirement Fund

The accompanying notes are an integral part of these financial statements.

	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2015 Fund Sub-Account (22)
Operations:
Net investment income (loss)	$22,533	$4,833	$49,356	$7,845	$91
Net realized gain (loss) on security transactions	135,676	1,090	121,222	(2,139)	(39,556)
Net realized gain on distributions	43,092	—	7,777	1,942	15,760
Net unrealized appreciation (depreciation) of investments during the year	730,954	13,043	751,485	60,843	34,335
Net increase (decrease) in net assets resulting from operations	932,255	18,966	929,840	68,491	10,630
Unit transactions:
Purchases	388,119	43,805	493,523	91,850	2,024
Net transfers	(304,144)	15,130	(253,539)	(4,285)	(387,528)
Surrenders for benefit payments and fees	(176,744)	(271,322)	(48,008)	(450,930)	(72,368)
Other transactions	112	31	98	(15)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(34)	—	(76)	(28)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(187,269)	10,958	(210,924)	15,154	(385,505)
Net increase (decrease) in net assets	744,986	29,924	718,916	83,645	(374,875)
Net Assets:
Beginning of year	2,658,997	241,725	3,120,220	321,221	374,875
End of year	$3,403,983	$271,649	$3,839,136	$404,866	$—

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account
Operations:
Net investment income (loss)	$5,956	$18,168	$19,575	$15,547	$15,892
Net realized gain (loss) on security transactions	(848)	430	5,805	(1,444)	(12)
Net realized gain on distributions	11,854	65,232	119,641	109,592	129,153
Net unrealized appreciation (depreciation) of investments during the year	32,265	85,558	147,895	97,845	110,443
Net increase (decrease) in net assets resulting from operations	49,227	169,388	292,916	221,540	255,476
Unit transactions:
Purchases	67,432	205,626	193,583	170,780	247,345
Net transfers	(42,092)	9,278	(19,786)	(7,725)	61,371
Surrenders for benefit payments and fees	(38,402)	(23,728)	(149,193)	(13,138)	(40,934)
Other transactions	(15)	41	188	79	255
Death benefits	—	—	—	—	—
Net loan activity	—	(2)	(50)	—	(164)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(13,077)	191,215	24,742	149,996	267,873
Net increase (decrease) in net assets	36,150	360,603	317,658	371,536	523,349
Net Assets:
Beginning of year	335,458	867,779	1,431,943	972,280	1,015,798
End of year	$371,608	$1,228,382	$1,749,601	$1,343,816	$1,539,147

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account	American Century Heritage Fund Sub-Account
Operations:
Net investment income (loss)	$8,534	$3,792	$9,049	$2,237	$(5,471)
Net realized gain (loss) on security transactions	(892)	(1,692)	1,696	(28)	(3,241)
Net realized gain on distributions	74,581	48,598	4,276	20,535	104,536
Net unrealized appreciation (depreciation) of investments during the year	64,251	56,352	38,765	15,761	149,688
Net increase (decrease) in net assets resulting from operations	146,474	107,050	53,786	38,505	245,512
Unit transactions:
Purchases	161,828	104,140	46,810	79,415	68,867
Net transfers	—	(20,719)	443,232	(105)	(3,505)
Surrenders for benefit payments and fees	(62,362)	(41,092)	(26,876)	(755)	(86,258)
Other transactions	20	(8)	(9)	(260)	(66)
Death benefits	—	—	—	—	—
Net loan activity	(90)	(50)	—	—	(102)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	99,396	42,271	463,157	78,295	(21,064)
Net increase (decrease) in net assets	245,870	149,321	516,943	116,800	224,448
Net Assets:
Beginning of year	579,239	428,511	22,307	130,742	706,247
End of year	$825,109	$577,832	$539,250	$247,542	$930,695

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	ClearBridge Small Cap Value Fund Sub-Account	North Square Oak Ridge Small Cap Growth Fund Sub-Account (23)	Invesco Oppenheimer Intermediate Income Fund Sub-Account (24)	MassMutual Premier Strategic Emerging Markets Fund Sub-Account	MassMutual Premier Small Cap Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$13	$(3,433)	$79	$(85)	$(855)
Net realized gain (loss) on security transactions	(62)	(117,179)	9	(4)	(965)
Net realized gain on distributions	157	51,092	—	634	1,580
Net unrealized appreciation (depreciation) of investments during the year	451	165,823	192	1,021	56,919
Net increase (decrease) in net assets resulting from operations	559	96,303	280	1,566	56,679
Unit transactions:
Purchases	2,272	49,270	2,708	596	26,895
Net transfers	—	(106,260)	3,667	—	83,302
Surrenders for benefit payments and fees	(445)	(180,978)	(377)	—	(8,134)
Other transactions	(14)	(4)	—	(1)	(18)
Death benefits	—	—	—	—	—
Net loan activity	—	(3)	—	—	(33)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,813	(237,975)	5,998	595	102,012
Net increase (decrease) in net assets	2,372	(141,672)	6,278	2,161	158,691
Net Assets:
Beginning of year	1,532	503,664	1,490	6,498	184,759
End of year	$3,904	$361,992	$7,768	$8,659	$343,450

(23)  Formerly Oak Ridge Small Cap Growth Fund. Change effective May 10, 2019

(24)  Formerly Oppenheimer Corporate Bond Fund. Change effective May 24, 2019

The accompanying notes are an integral part of these financial statements.

	MassMutual Select Small Cap Growth Equity Fund Sub-Account	Fidelity VIP Freedom 2035 Portfolio Sub-Account	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account	Ivy Small Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$—	$105	$—	$6	$(709)
Net realized gain (loss) on security transactions	27	(1)	—	—	(11,469)
Net realized gain on distributions	—	263	—	13	33,248
Net unrealized appreciation (depreciation) of investments during the year	122	1,595	2	85	200,409
Net increase (decrease) in net assets resulting from operations	149	1,962	2	104	221,479
Unit transactions:
Purchases	521	—	—	—	146,889
Net transfers	—	—	—	—	133,965
Surrenders for benefit payments and fees	(1,082)	—	—	—	(846,780)
Other transactions	—	(1)	(2)	(1)	1,641
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(34)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(561)	(1)	(2)	(1)	(564,319)
Net increase (decrease) in net assets	(412)	1,961	—	103	(342,840)
Net Assets:
Beginning of year	412	7,353	—	368	997,185
End of year	$—	$9,314	$—	$471	$654,345

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	T. Rowe Price Retirement 2060 Fund Sub-Account	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$108	$(1,150)	$7,348	$9,676	$(12)
Net realized gain (loss) on security transactions	11	453	—	—	(175)
Net realized gain on distributions	445	—	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	1,094	33,803	—	—	753
Net increase (decrease) in net assets resulting from operations	1,658	33,106	7,348	9,676	566
Unit transactions:
Purchases	11,674	12,859	146,684	184,612	2,333
Net transfers	—	20,029	176,595	593,395	(751)
Surrenders for benefit payments and fees	(142)	(4,584)	(315,594)	(1,045,026)	(6,417)
Other transactions	(2)	(7)	54	7	(2)
Death benefits	—	—	—	—	—
Net loan activity	—	(62)	(37)	(58)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	11,530	28,235	7,702	(267,070)	(4,847)
Net increase (decrease) in net assets	13,188	61,341	15,050	(257,394)	(4,281)
Net Assets:
Beginning of year	3,273	88,018	1,058,004	1,214,957	14,218
End of year	$16,461	$149,359	$1,073,054	$957,563	$9,937

The accompanying notes are an integral part of these financial statements.

	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account	Victory RS Value Fund Sub-Account
Operations:
Net investment income (loss)	$32	$(64)	$(3,103)	$(6,823)	$10,425
Net realized gain (loss) on security transactions	111	19	(355)	11,213	(26,372)
Net realized gain on distributions	—	223	14,814	67,737	122,334
Net unrealized appreciation (depreciation) of investments during the year	1,616	1,255	72,025	122,982	390,815
Net increase (decrease) in net assets resulting from operations	1,759	1,433	83,381	195,109	497,202
Unit transactions:
Purchases	—	880	9,702	66,913	2,920
Net transfers	—	—	(13,714)	(22,913)	(82,752)
Surrenders for benefit payments and fees	(710)	(16)	(30,764)	(57,170)	(125,475)
Other transactions	(5)	(2)	(2)	(22)	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(17)	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(715)	862	(34,778)	(13,209)	(205,312)
Net increase (decrease) in net assets	1,044	2,295	48,603	181,900	291,890
Net Assets:
Beginning of year	6,728	3,834	413,185	560,394	1,629,662
End of year	$7,772	$6,129	$461,788	$742,294	$1,921,552

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2030 Fund Sub-Account (25)	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account	MassMutual Select T.Rowe Price Retire 2040 Fund Sub-Account (26)
Operations:
Net investment income (loss)	$2,776	$(3,371)	$(83)	$190	$123
Net realized gain (loss) on security transactions	(18,530)	(47,431)	2,350	21	1
Net realized gain on distributions	—	57,875	—	403	93
Net unrealized appreciation (depreciation) of investments during the year	238,089	226,290	2	5,084	446
Net increase (decrease) in net assets resulting from operations	222,335	233,363	2,269	5,698	663
Unit transactions:
Purchases	127,201	70,306	568	9,456	70
Net transfers	(23,122)	23,035	19,786	5,918	10,854
Surrenders for benefit payments and fees	(121,926)	(232,452)	(22,055)	(22)	(1)
Other transactions	27	(23)	(1)	(1)	—
Death benefits	—	—	—	—	—
Net loan activity	(15)	(9)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(17,835)	(139,143)	(1,702)	15,351	10,923
Net increase (decrease) in net assets	204,500	94,220	567	21,049	11,586
Net Assets:
Beginning of year	982,704	785,859	—	18,001	—
End of year	$1,187,204	$880,079	$567	$39,050	$11,586

(25)  Funded as of January 11, 2019

(26)  Funded as of October 21, 2019

(27)  Funded as of September 17, 2019

(28)  Funded as of October 11, 2019

(29)  Funded as of October 11, 2019

The accompanying notes are an integral part of these financial statements.

	MassMutual Select T.Rowe Price Retire 2050 Fund Sub-Account (27)	MassMutual Select T.Rowe Price Retire 2055 Fund Sub-Account (28)	MassMutual Select T.Rowe Price Retire 2060 Fund Sub-Account (29)	BlackRock S&P 500 Index V.I. Fund Sub-Account	Hartford International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$195	$52	$32	$166,287	$5,425
Net realized gain (loss) on security transactions	1	—	—	135,130	2,694
Net realized gain on distributions	159	37	22	605,855	—
Net unrealized appreciation (depreciation) of investments during the year	889	94	71	2,004,317	63,640
Net increase (decrease) in net assets resulting from operations	1,244	183	125	2,911,589	71,759
Unit transactions:
Purchases	3,648	5,345	3,258	565,800	43,268
Net transfers	19,686	—	—	(61,980)	(11,638)
Surrenders for benefit payments and fees	(17)	(25)	(15)	(2,376,287)	(42,365)
Other transactions	—	—	—	(13)	17
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(220)	(12)
Net annuity transactions	—	—	—	(13,600)	—
Net increase (decrease) in net assets resulting from unit transactions	23,317	5,320	3,243	(1,886,300)	(10,730)
Net increase (decrease) in net assets	24,561	5,503	3,368	1,025,289	61,029
Net Assets:
Beginning of year	—	—	—	10,145,885	378,915
End of year	$24,561	$5,503	$3,368	$11,171,174	$439,944

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2019

	BNY Mellon Insight Core Plus Fund Sub-Account	Keeley Small Cap Dividend Value Fund Sub-Account (30)	Hartford Global Impact Fund Sub-Account (31)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account
Operations:
Net investment income (loss)	$17,183	$9,670	$67	$547	$33,176
Net realized gain (loss) on security transactions	4,475	(9,207)	2	(429)	(7,005)
Net realized gain on distributions	—	—	—	11,533	124,080
Net unrealized appreciation (depreciation) of investments during the year	47,616	33,771	814	26,557	418,357
Net increase (decrease) in net assets resulting from operations	69,274	34,234	883	38,208	568,608
Unit transactions:
Purchases	14,630	15,673	811	58,649	296,403
Net transfers	11,314	986,699	26,196	37,080	615,512
Surrenders for benefit payments and fees	(64,849)	(176,630)	(9)	(8,598)	(59,474)
Other transactions	116	18,752	—	43	1
Death benefits	—	—	—	—	—
Net loan activity	(11)	(6)	—	(23)	(98)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,800)	844,488	26,998	87,151	852,344
Net increase (decrease) in net assets	30,474	878,722	27,881	125,359	1,420,952
Net Assets:
Beginning of year	675,192	—	—	130,887	1,358,595
End of year	$705,666	$878,722	$27,881	$256,246	$2,779,547

(30)  Funded as of June 10, 2019

(31)  Funded as of November 22, 2019

The accompanying notes are an integral part of these financial statements.

	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$2,685	$454	$232	$(2)	$2,646
Net realized gain (loss) on security transactions	687	(6,712)	(482)	(10)	(8,555)
Net realized gain on distributions	48,739	6,492	119	32	29,789
Net unrealized appreciation (depreciation) of investments during the year	326,235	31,496	1,224	216	53,685
Net increase (decrease) in net assets resulting from operations	378,346	31,730	1,093	236	77,565
Unit transactions:
Purchases	355,327	29,837	—	—	53,742
Net transfers	274,575	(32,876)	—	(1,584)	(17,698)
Surrenders for benefit payments and fees	(569,928)	(26,320)	(3,860)	(2)	(122,845)
Other transactions	266	267	(2)	(1)	(31)
Death benefits	—	—	—	—	—
Net loan activity	(51)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	60,189	(29,092)	(3,862)	(1,587)	(86,832)
Net increase (decrease) in net assets	438,535	2,638	(2,769)	(1,351)	(9,267)
Net Assets:
Beginning of year	1,503,521	275,499	16,335	1,369	547,957
End of year	$1,942,056	$278,137	$13,566	$18	$538,690

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Year Ended December 31, 2019

	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Operations:
Net investment income (loss)	$3,624	$491,748	$143,326
Net realized gain (loss) on security transactions	(2,803)	(83,498)	(14,554)
Net realized gain on distributions	8,699	12,983	—
Net unrealized appreciation (depreciation) of investments during the year	27,115	813,266	768,189
Net increase (decrease) in net assets resulting from operations	36,635	1,234,499	896,961
Unit transactions:
Purchases	23,029	1,712,151	948,638
Net transfers	—	409,665	227,958
Surrenders for benefit payments and fees	(34,531)	(4,883,669)	(3,326,298)
Other transactions	—	2,448	905
Death benefits	—	—	—
Net loan activity	—	(696)	(403)
Net annuity transactions	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(11,502)	(2,760,101)	(2,149,200)
Net increase (decrease) in net assets	25,133	(1,525,602)	(1,252,239)
Net Assets:
Beginning of year	380,207	17,420,423	12,071,595
End of year	$405,340	$15,894,821	$10,819,356

The accompanying notes are an integral part of these financial statements.

[This page intentionally left blank]

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2018

	American Century Equity Income Fund Sub-Account	American Century Growth Fund Sub-Account	American Century Ultra® Fund Sub-Account	American Century VP Balanced Fund Sub-Account	American Century VP International Fund Sub-Account
Operations:
Net investment income (loss)	$521,441	$33,142	$(2,338)	$1,201	$912
Net realized gain (loss) on security transactions	212,797	675,401	6,187	1,529	12,803
Net realized gain on distributions	1,658,461	2,354,211	31,397	1,204	6,727
Net unrealized appreciation (depreciation) of investments during the year	(3,856,669)	(3,124,079)	(36,134)	(11,047)	(18,567)
Net increase (decrease) in net assets resulting from operations	(1,463,970)	(61,325)	(888)	(7,113)	1,875
Unit transactions:
Purchases	2,733,825	313,492	23,145	1,300	925
Net transfers	(1,831,947)	(323,922)	1,359	(1,710)	(81,835)
Surrenders for benefit payments and fees	(4,956,915)	(3,451,215)	(19,848)	(16,513)	(10,000)
Other transactions	110	(324)	(1)	—	2
Death benefits	—	—	—	—	—
Net loan activity	(68)	(223)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,054,995)	(3,462,192)	4,655	(16,923)	(90,908)
Net increase (decrease) in net assets	(5,518,965)	(3,523,517)	3,767	(24,036)	(89,033)
Net Assets:
Beginning of year	35,240,030	23,330,262	391,486	181,590	103,541
End of year	$29,721,065	$19,806,745	$395,253	$157,554	$14,508

The accompanying notes are an integral part of these financial statements.

	American Century Small Cap Value Fund Sub-Account	American Century Large Company Value Fund Sub-Account	American Century Inflation-Adjusted Bond Fund Sub-Account	American Century Equity Growth Fund Sub-Account	American Century VP Income & Growth Fund Sub-Account
Operations:
Net investment income (loss)	$15,663	$355	$2,198	$128	$2,962
Net realized gain (loss) on security transactions	1,147	1,003	(322)	7,531	1,597
Net realized gain on distributions	494,436	1,596	—	38,097	17,943
Net unrealized appreciation (depreciation) of investments during the year	(1,136,295)	(6,519)	(5,893)	(72,417)	(40,284)
Net increase (decrease) in net assets resulting from operations	(625,049)	(3,565)	(4,017)	(26,661)	(17,782)
Unit transactions:
Purchases	95,768	3,667	16,877	71,002	4,476
Net transfers	(85,076)	(1,770)	—	(17,305)	(398)
Surrenders for benefit payments and fees	(437,290)	(3,566)	(6,472)	(78,582)	(2,153)
Other transactions	(86)	—	1	(10)	—
Death benefits	—	—	—	—	—
Net loan activity	(34)	—	—	(18)	—
Net annuity transactions	—	—	—	—	(4,123)
Net increase (decrease) in net assets resulting from unit transactions	(426,718)	(1,669)	10,406	(24,913)	(2,198)
Net increase (decrease) in net assets	(1,051,767)	(5,234)	6,389	(51,574)	(19,980)
Net Assets:
Beginning of year	4,080,146	41,863	110,875	413,276	239,650
End of year	$3,028,379	$36,629	$117,264	$361,702	$219,670

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	American Century VP Ultra Fund Sub-Account	American Century VP Value Fund Sub-Account	American Century Mid Cap Value Fund Sub-Account	Invesco V.I. Small Cap Equity Fund Sub-Account	Invesco V.I. Diversified Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$(4,414)	$8,757	$4,806	$(699)	$684
Net realized gain (loss) on security transactions	24,404	17,226	15,679	3,529	3,357
Net realized gain on distributions	97,256	57	107,588	6,552	1,440
Net unrealized appreciation (depreciation) of investments during the year	(110,269)	(114,953)	(275,044)	(22,636)	(8,810)
Net increase (decrease) in net assets resulting from operations	6,977	(88,913)	(146,971)	(13,254)	(3,329)
Unit transactions:
Purchases	3,118	10,868	141,946	—	—
Net transfers	(31,248)	1,394	(77,932)	(38,693)	—
Surrenders for benefit payments and fees	(26,280)	(20,004)	(247,145)	(1,453)	(15,465)
Other transactions	—	—	(8)	1	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	(2)	—	—
Net annuity transactions	—	(2,500)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(54,410)	(10,242)	(183,141)	(40,145)	(15,464)
Net increase (decrease) in net assets	(47,433)	(99,155)	(330,112)	(53,399)	(18,793)
Net Assets:
Beginning of year	925,765	903,701	1,254,819	134,717	52,423
End of year	$878,332	$804,546	$924,707	$81,318	$33,630

The accompanying notes are an integral part of these financial statements.

	Invesco European Growth Fund Sub-Account	Invesco International Growth Fund Sub-Account	Invesco Mid Cap Core Equity Fund Sub-Account	Invesco Small Cap Growth Fund Sub-Account	Invesco Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$3,095	$(805)	$(1,472)	$(13,321)	$44,430
Net realized gain (loss) on security transactions	1,349	20,848	(2,302)	47,840	(142,758)
Net realized gain on distributions	—	20,651	26,642	175,378	233,030
Net unrealized appreciation (depreciation) of investments during the year	(88,539)	(90,901)	(58,789)	(422,850)	(420,509)
Net increase (decrease) in net assets resulting from operations	(84,095)	(50,207)	(35,921)	(212,953)	(285,807)
Unit transactions:
Purchases	22,941	53,391	17,729	220,651	238,029
Net transfers	46	(18,577)	(58,867)	718,385	(126,656)
Surrenders for benefit payments and fees	(15,065)	(147,999)	(8,103)	(463,845)	(910,471)
Other transactions	8	5	4	(294)	1
Death benefits	—	—	—	—	—
Net loan activity	(11)	(20)	(1)	(52)	(185)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	7,919	(113,200)	(49,238)	474,845	(799,282)
Net increase (decrease) in net assets	(76,176)	(163,407)	(85,159)	261,892	(1,085,089)
Net Assets:
Beginning of year	431,104	423,563	344,227	1,780,165	5,152,583
End of year	$354,928	$260,156	$259,068	$2,042,057	$4,067,494

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Invesco Small Cap Equity Fund Sub-Account	Invesco Developing Markets Fund Sub-Account	American Century Diversified Bond Fund Sub-Account	Domini Impact Equity Fund Sub-Account	AB Global Bond Fund Sub-Account
Operations:
Net investment income (loss)	$(4,363)	$31,356	$1,769	$18,041	$1,491
Net realized gain (loss) on security transactions	17,284	38,387	(767)	28,472	(218)
Net realized gain on distributions	124,147	—	—	210,059	—
Net unrealized appreciation (depreciation) of investments during the year	(281,385)	(645,131)	(5,328)	(436,997)	(2,322)
Net increase (decrease) in net assets resulting from operations	(144,317)	(575,388)	(4,326)	(180,425)	(1,049)
Unit transactions:
Purchases	73,898	428,197	35,685	249,539	10,909
Net transfers	(116,259)	26,638	(7,913)	11,631	(1,039)
Surrenders for benefit payments and fees	(99,709)	(451,276)	(4,754)	(305,353)	(14,666)
Other transactions	6	(17)	2	7	235
Death benefits	—	—	—	—	—
Net loan activity	(8)	(74)	(60)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(142,072)	3,468	22,960	(44,176)	(4,561)
Net increase (decrease) in net assets	(286,389)	(571,920)	18,634	(224,601)	(5,610)
Net Assets:
Beginning of year	1,074,842	2,890,257	141,510	2,041,079	94,597
End of year	$788,453	$2,318,337	$160,144	$1,816,478	$88,987

(1)  Formerly AB International Growth Fund. Change effective January 8, 2018

The accompanying notes are an integral part of these financial statements.

	AB Global Risk Allocation Fund Sub-Account	AB Relative Value Fund Sub-Account	AB Sustainable International Thematic Fund Sub-Account (1)	AB International Value Fund Sub-Account	AB Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(556)	$1,064	$(3,859)	$(5,314)	$(497)
Net realized gain (loss) on security transactions	767	686	5,303	(6,391)	11,701
Net realized gain on distributions	—	21,939	52,512	—	11,411
Net unrealized appreciation (depreciation) of investments during the year	(18,649)	(36,494)	(145,971)	(206,144)	(18,654)
Net increase (decrease) in net assets resulting from operations	(18,438)	(12,805)	(92,015)	(217,849)	3,961
Unit transactions:
Purchases	9,341	15,923	62,072	86,274	983
Net transfers	(17,507)	20,600	(24,737)	(18,422)	(12,821)
Surrenders for benefit payments and fees	(15,831)	(8,638)	(54,896)	(161,336)	(9,702)
Other transactions	3	1	(10)	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(38)	(8)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(23,994)	27,886	(17,609)	(93,492)	(21,541)
Net increase (decrease) in net assets	(42,432)	15,081	(109,624)	(311,341)	(17,580)
Net Assets:
Beginning of year	209,796	166,804	526,782	953,953	99,839
End of year	$167,364	$181,885	$417,158	$642,612	$82,259

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	AB Discovery Growth Fund Sub-Account	AB Discovery Value Fund Sub-Account	AB Value Fund Sub-Account	AB High Income Fund Sub-Account	American Funds AMCAP Fund® Sub-Account
Operations:
Net investment income (loss)	$(2,100)	$(4,833)	$(17)	$31,587	$(21,543)
Net realized gain (loss) on security transactions	364	8,777	308	(13,658)	155,844
Net realized gain on distributions	50,092	86,090	262	—	341,367
Net unrealized appreciation (depreciation) of investments during the year	(68,007)	(242,843)	(1,896)	(55,709)	(586,708)
Net increase (decrease) in net assets resulting from operations	(19,651)	(152,809)	(1,343)	(37,780)	(111,040)
Unit transactions:
Purchases	28,733	91,574	1,706	84,153	376,613
Net transfers	43,958	63,538	—	15,969	161,529
Surrenders for benefit payments and fees	(458)	(92,042)	(2,361)	(413,106)	(537,591)
Other transactions	3	13	1	(81)	(30)
Death benefits	—	—	—	—	—
Net loan activity	—	(6)	—	(7)	(116)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	72,236	63,077	(654)	(313,072)	405
Net increase (decrease) in net assets	52,585	(89,732)	(1,997)	(350,852)	(110,635)
Net Assets:
Beginning of year	243,475	899,260	9,459	830,928	3,636,876
End of year	$296,060	$809,528	$7,462	$480,076	$3,526,241

The accompanying notes are an integral part of these financial statements.

	American Funds American Balanced Fund® Sub-Account	American Funds Capital Income Builder® Sub-Account	American Funds EuroPacific Growth Fund Sub-Account	American Funds Fundamental Investors FundSM Sub-Account	American Funds New Perspective Fund® Sub-Account
Operations:
Net investment income (loss)	$66,911	$381,506	$171,776	$80,255	$(11,352)
Net realized gain (loss) on security transactions	245,220	243,125	1,020,495	882,499	354,563
Net realized gain on distributions	337,720	—	1,253,925	1,231,977	480,778
Net unrealized appreciation (depreciation) of investments during the year	(990,231)	(1,969,294)	(7,208,504)	(3,368,911)	(1,390,067)
Net increase (decrease) in net assets resulting from operations	(340,380)	(1,344,663)	(4,762,308)	(1,174,180)	(566,078)
Unit transactions:
Purchases	1,272,417	1,775,084	2,860,096	1,452,699	941,881
Net transfers	(73,099)	(712,242)	(44,296)	244,489	63,527
Surrenders for benefit payments and fees	(1,193,432)	(2,636,157)	(4,588,663)	(3,356,421)	(1,603,903)
Other transactions	462	92	(162)	13	(253)
Death benefits	—	—	—	—	—
Net loan activity	(429)	(189)	(902)	(366)	(202)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,919	(1,573,412)	(1,773,927)	(1,659,586)	(598,950)
Net increase (decrease) in net assets	(334,461)	(2,918,075)	(6,536,235)	(2,833,766)	(1,165,028)
Net Assets:
Beginning of year	8,972,582	17,705,173	32,280,342	17,653,478	9,070,660
End of year	$8,638,121	$14,787,098	$25,744,107	$14,819,712	$7,905,632

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	American Funds The Bond Fund of America® Sub-Account	American Funds The Growth Fund of America® Sub-Account	American Funds The Income Fund of America® Sub-Account	American Funds The Investment Company of America® Sub-Account	American Funds The New Economy Fund® Sub-Account
Operations:
Net investment income (loss)	$52,609	$(222,122)	$241,171	$63,248	$(15,581)
Net realized gain (loss) on security transactions	(1,326)	2,549,665	389,195	245,034	134,867
Net realized gain on distributions	—	4,254,673	457,142	765,364	227,718
Net unrealized appreciation (depreciation) of investments during the year	(113,133)	(7,924,680)	(1,837,178)	(1,756,222)	(473,175)
Net increase (decrease) in net assets resulting from operations	(61,850)	(1,342,464)	(749,670)	(682,576)	(126,171)
Unit transactions:
Purchases	436,717	4,065,661	1,155,526	930,219	285,468
Net transfers	(61,546)	(831,465)	(533,953)	(142,923)	(1,026)
Surrenders for benefit payments and fees	(937,328)	(9,405,547)	(3,153,262)	(1,610,167)	(436,185)
Other transactions	128	(2,135)	—	(80)	(16)
Death benefits	—	—	—	—	—
Net loan activity	(116)	(1,429)	(314)	(171)	(80)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(562,145)	(6,174,915)	(2,532,003)	(823,122)	(151,839)
Net increase (decrease) in net assets	(623,995)	(7,517,379)	(3,281,673)	(1,505,698)	(278,010)
Net Assets:
Beginning of year	4,576,638	47,863,870	13,760,699	10,209,753	2,910,088
End of year	$3,952,643	$40,346,491	$10,479,026	$8,704,055	$2,632,078

The accompanying notes are an integral part of these financial statements.

	American Funds Washington Mutual Investors FundSM Sub-Account	American Funds American Mutual Fund® Sub-Account	American Funds Capital World Growth and Income Fund® Sub-Account	American Funds SMALLCAP World Fund® Sub-Account	New World Fund Sub-Account
Operations:
Net investment income (loss)	$34,527	$37,090	$314,997	$(7,473)	$709
Net realized gain (loss) on security transactions	157,105	157,692	750,071	63,546	130
Net realized gain on distributions	265,207	144,273	1,050,268	50,675	3,612
Net unrealized appreciation (depreciation) of investments during the year	(649,969)	(448,470)	(4,892,374)	(191,048)	(49,859)
Net increase (decrease) in net assets resulting from operations	(193,130)	(109,415)	(2,777,038)	(84,300)	(45,408)
Unit transactions:
Purchases	437,418	394,460	1,879,338	82,891	37,307
Net transfers	(102,764)	(68,106)	(445,952)	(17,654)	85,679
Surrenders for benefit payments and fees	(620,487)	(564,732)	(3,716,383)	(284,765)	(7,182)
Other transactions	2	(477)	293	2	2
Death benefits	—	—	—	—	—
Net loan activity	(126)	(65)	(503)	(7)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(285,957)	(238,920)	(2,283,207)	(219,533)	115,806
Net increase (decrease) in net assets	(479,087)	(348,335)	(5,060,245)	(303,833)	70,398
Net Assets:
Beginning of year	5,016,096	3,800,522	26,990,765	1,042,221	222,629
End of year	$4,537,009	$3,452,187	$21,930,520	$738,388	$293,027

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Ariel Appreciation Fund Sub-Account	Ariel Fund Sub-Account	Artisan Mid Cap Value Fund Sub-Account	Ave Maria Rising Dividend Fund Sub-Account	Ave Maria Value Fund Sub-Account
Operations:
Net investment income (loss)	$453	$714	$4,694	$9,581	$(153)
Net realized gain (loss) on security transactions	(291)	1,008	26,347	56,038	11
Net realized gain on distributions	8,980	22,379	526,877	111,141	1,313
Net unrealized appreciation (depreciation) of investments during the year	(35,405)	(68,047)	(1,109,632)	(259,876)	(2,688)
Net increase (decrease) in net assets resulting from operations	(26,263)	(43,946)	(551,714)	(83,116)	(1,517)
Unit transactions:
Purchases	12,514	17,052	23,509	224,763	2,906
Net transfers	(7,641)	(6,061)	(64,717)	(377,748)	—
Surrenders for benefit payments and fees	(6,374)	(899)	(645,245)	(197,410)	(12)
Other transactions	2	3	28	(6)	2
Death benefits	—	—	—	—	—
Net loan activity	—	—	(7)	(44)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,499)	10,095	(686,432)	(350,445)	2,896
Net increase (decrease) in net assets	(27,762)	(33,851)	(1,238,146)	(433,561)	1,379
Net Assets:
Beginning of year	181,326	298,898	4,784,173	1,747,751	12,124
End of year	$153,564	$265,047	$3,546,027	$1,314,190	$13,503

The accompanying notes are an integral part of these financial statements.

	Ave Maria Growth Fund Sub-Account	BlackRock LifePath® Dynamic 2020 Fund Sub-Account	BlackRock LifePath® Dynamic 2030 Fund Sub-Account	BlackRock LifePath® Dynamic 2040 Fund Sub-Account	BlackRock LifePath® Dynamic Retirement Fund Sub-Account
Operations:
Net investment income (loss)	$(619)	$387,570	$429,257	$340,500	$64,140
Net realized gain (loss) on security transactions	423	19,597	(214,212)	(93,141)	(29,512)
Net realized gain on distributions	4,535	1,249,788	2,521,309	2,714,642	186,194
Net unrealized appreciation (depreciation) of investments during the year	(6,777)	(2,461,481)	(4,340,091)	(5,001,933)	(345,813)
Net increase (decrease) in net assets resulting from operations	(2,438)	(804,526)	(1,603,737)	(2,039,932)	(124,991)
Unit transactions:
Purchases	12,030	1,290,287	2,414,697	2,672,388	172,896
Net transfers	154	(67,768)	(163,194)	4,767	(5,287)
Surrenders for benefit payments and fees	(2,191)	(3,285,297)	(3,034,649)	(3,096,577)	(509,948)
Other transactions	2	(590)	6	(454)	2
Death benefits	—	—	—	—	—
Net loan activity	(10)	(1,672)	(2,375)	(1,985)	(133)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	9,985	(2,065,040)	(785,515)	(421,861)	(342,470)
Net increase (decrease) in net assets	7,547	(2,869,566)	(2,389,252)	(2,461,793)	(467,461)
Net Assets:
Beginning of year	61,764	20,534,467	27,146,541	25,682,408	3,240,657
End of year	$69,311	$17,664,901	$24,757,289	$23,220,615	$2,773,196

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	BlackRock LifePath® Dynamic 2050 Fund Sub-Account	BlackRock LifePath® Dynamic 2025 Fund Sub-Account	BlackRock LifePath® Dynamic 2035 Fund Sub-Account	BlackRock LifePath® Dynamic 2045 Fund Sub-Account	BlackRock LifePath® Dynamic 2055 Fund Sub-Account
Operations:
Net investment income (loss)	$67,410	$4,236	$3,155	$1,496	$1,788
Net realized gain (loss) on security transactions	42,866	430	236	(97)	1,310
Net realized gain on distributions	560,969	21,557	33,306	17,450	18,417
Net unrealized appreciation (depreciation) of investments during the year	(1,141,212)	(46,192)	(75,004)	(42,262)	(46,419)
Net increase (decrease) in net assets resulting from operations	(469,967)	(19,969)	(38,307)	(23,413)	(24,904)
Unit transactions:
Purchases	988,007	66,258	91,696	108,909	110,841
Net transfers	(49,740)	(36)	134,322	199	(2,097)
Surrenders for benefit payments and fees	(519,361)	(37,445)	(10,368)	(16,253)	(23,953)
Other transactions	(8)	2	3	2	4
Death benefits	—	—	—	—	—
Net loan activity	(565)	—	—	(90)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	418,333	28,779	215,653	92,767	84,795
Net increase (decrease) in net assets	(51,634)	8,810	177,346	69,354	59,891
Net Assets:
Beginning of year	4,780,546	313,725	238,440	151,664	194,555
End of year	$4,728,912	$322,535	$415,786	$221,018	$254,446

The accompanying notes are an integral part of these financial statements.

	Baron Small Cap Fund Sub-Account	BlackRock U.S. Government Bond Portfolio Sub-Account	BlackRock Equity Dividend Fund Sub-Account	BlackRock Capital Appreciation Fund Sub-Account	BlackRock Advantage Large Cap Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(934)	$2,179	$23,469	$(3,389)	$(505)
Net realized gain (loss) on security transactions	58,261	(219)	61,430	20,655	2,574
Net realized gain on distributions	220,714	186	246,035	41,734	5,558
Net unrealized appreciation (depreciation) of investments during the year	(413,021)	(2,695)	(545,893)	(49,520)	(10,353)
Net increase (decrease) in net assets resulting from operations	(134,980)	(549)	(214,959)	9,480	(2,726)
Unit transactions:
Purchases	15,036	15,092	327,881	57,014	14,499
Net transfers	(76,552)	—	41,182	1,076	4,051
Surrenders for benefit payments and fees	(489,945)	(3,178)	(711,389)	(98,318)	(13,032)
Other transactions	468	6	(2)	(3)	—
Death benefits	—	—	—	—	—
Net loan activity	(24)	—	(103)	(12)	(27)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(551,017)	11,920	(342,431)	(40,243)	5,491
Net increase (decrease) in net assets	(685,997)	11,371	(557,390)	(30,763)	2,765
Net Assets:
Beginning of year	2,865,499	151,447	2,917,513	362,533	70,248
End of year	$2,179,502	$162,818	$2,360,123	$331,770	$73,013

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Calvert VP SRI Balanced Portfolio Sub-Account	Calvert Equity Fund Sub-Account	Calvert Bond Fund Sub-Account	Calvert Income Fund Sub-Account	Columbia Contrarian Core Fund Sub-Account
Operations:
Net investment income (loss)	$3,817	$(35,142)	$38,403	$12,358	$(1,500)
Net realized gain (loss) on security transactions	296	94,709	(4,018)	253	29,425
Net realized gain on distributions	32,513	472,200	—	—	48,993
Net unrealized appreciation (depreciation) of investments during the year	(48,328)	(251,882)	(48,736)	(34,900)	(139,052)
Net increase (decrease) in net assets resulting from operations	(11,702)	279,885	(14,351)	(22,289)	(62,134)
Unit transactions:
Purchases	4,160	523,116	266,680	75,000	98,621
Net transfers	—	43,746	64,363	(71,817)	(47,879)
Surrenders for benefit payments and fees	(238)	(995,811)	(201,069)	(78,225)	(219,033)
Other transactions	—	52	(1)	—	6
Death benefits	—	—	—	—	—
Net loan activity	—	(96)	(42)	(22)	(25)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,922	(428,993)	129,931	(75,064)	(168,310)
Net increase (decrease) in net assets	(7,780)	(149,108)	115,580	(97,353)	(230,444)
Net Assets:
Beginning of year	343,995	6,002,221	1,982,296	560,785	759,164
End of year	$336,215	$5,853,113	$2,097,876	$463,432	$528,720

(2)  Formerly Columbia Mid Cap Value Fund. Change effective July 1, 2018

The accompanying notes are an integral part of these financial statements.

	Columbia Small Cap Value I Fund Sub-Account	Columbia Select Mid Cap Value Fund Sub-Account (2)	Columbia Acorn Fund Sub-Account	CRM Mid Cap Value Fund Sub-Account	Columbia Disciplined Small Core Fund Sub-Account
Operations:
Net investment income (loss)	$(559)	$(3,767)	$(10,459)	$(591)	$(1,709)
Net realized gain (loss) on security transactions	115	(23,513)	(121,045)	(801)	(146,419)
Net realized gain on distributions	5,325	211,847	134,354	34,735	46,124
Net unrealized appreciation (depreciation) of investments during the year	(19,429)	(310,959)	(64,146)	(62,754)	64,685
Net increase (decrease) in net assets resulting from operations	(14,548)	(126,392)	(61,296)	(29,411)	(37,319)
Unit transactions:
Purchases	3,893	96,609	100,351	25,751	29,183
Net transfers	6	10,977	35,916	11,233	(26,463)
Surrenders for benefit payments and fees	(4,487)	(102,793)	(245,039)	(22,541)	(134,594)
Other transactions	5	4	(20)	2	3
Death benefits	—	—	—	—	—
Net loan activity	—	(14)	(43)	—	(11)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(583)	4,783	(108,835)	14,445	(131,882)
Net increase (decrease) in net assets	(15,131)	(121,609)	(170,131)	(14,966)	(169,201)
Net Assets:
Beginning of year	76,066	890,431	1,095,978	390,236	205,043
End of year	$60,935	$768,822	$925,847	$375,270	$35,842

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Calamos International Growth Fund Sub-Account	Davis Financial Fund Sub-Account	Davis New York Venture Fund Sub-Account	Davis Opportunity Fund Sub-Account	Delaware Diversified Income Fund Sub-Account
Operations:
Net investment income (loss)	$(57)	$351	$(9,438)	$(1,355)	$10,895
Net realized gain (loss) on security transactions	2,732	6,085	(31,334)	9,329	(9,600)
Net realized gain on distributions	123	13,270	1,040,175	17,633	—
Net unrealized appreciation (depreciation) of investments during the year	(2,746)	(45,893)	(1,746,133)	(51,962)	(11,622)
Net increase (decrease) in net assets resulting from operations	52	(26,187)	(746,730)	(26,355)	(10,327)
Unit transactions:
Purchases	955	22,061	421,385	11,160	63,768
Net transfers	—	(6,082)	48,710	52,918	(18,707)
Surrenders for benefit payments and fees	(16,589)	(20,276)	(1,134,777)	(55,405)	(137,378)
Other transactions	—	3	(38)	3	(25)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(64)	—	(20)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(15,634)	(4,294)	(664,784)	8,676	(92,362)
Net increase (decrease) in net assets	(15,582)	(30,481)	(1,411,514)	(17,679)	(102,689)
Net Assets:
Beginning of year	16,601	217,918	6,230,416	154,506	346,628
End of year	$1,019	$187,437	$4,818,902	$136,827	$243,939

The accompanying notes are an integral part of these financial statements.

	Delaware Extended Duration Bond Fund Sub-Account	Dreyfus Bond Market Index Fund Sub-Account	Dreyfus VIF Appreciation Portfolio Sub-Account	Dreyfus International Stock Index Fund Sub-Account	Dreyfus MidCap Index Fund Sub-Account
Operations:
Net investment income (loss)	$703	$293,615	$131	$10,064	$175,708
Net realized gain (loss) on security transactions	(192)	(142,082)	(340)	6,114	179,082
Net realized gain on distributions	—	4,087	2,952	—	1,774,276
Net unrealized appreciation (depreciation) of investments during the year	(3,023)	(234,245)	(5,167)	(80,971)	(4,198,793)
Net increase (decrease) in net assets resulting from operations	(2,512)	(78,625)	(2,424)	(64,793)	(2,069,727)
Unit transactions:
Purchases	1,915	1,782,182	1,763	34	3,063,724
Net transfers	(1,562)	(361,902)	2,152	1,305	(117,324)
Surrenders for benefit payments and fees	(3,460)	(2,272,416)	—	(62,252)	(2,839,608)
Other transactions	(4)	366	—	—	(301)
Death benefits	—	—	—	—	—
Net loan activity	—	(315)	—	—	(290)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,111)	(852,085)	3,915	(60,913)	106,201
Net increase (decrease) in net assets	(5,623)	(930,710)	1,491	(125,706)	(1,963,526)
Net Assets:
Beginning of year	29,255	13,447,953	23,315	513,677	17,974,522
End of year	$23,632	$12,517,243	$24,806	$387,971	$16,010,996

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Dreyfus SmallCap Stock Index Fund Sub-Account	Dreyfus VIF Growth and Income Portfolio Sub-Account	Dreyfus VIF Quality Bond Portfolio Fund Sub-Account	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Sub-Account	Dreyfus S&P 500 Index Fund Sub-Account
Operations:
Net investment income (loss)	$88,613	$12	$1,313	$46	$298,874
Net realized gain (loss) on security transactions	228,559	1,567	(157)	(1)	745,629
Net realized gain on distributions	1,219,227	2,123	—	814	3,002,684
Net unrealized appreciation (depreciation) of investments during the year	(2,747,082)	(4,184)	(3,265)	(1,079)	(5,258,526)
Net increase (decrease) in net assets resulting from operations	(1,210,683)	(482)	(2,109)	(220)	(1,211,339)
Unit transactions:
Purchases	2,348,425	—	4,987	—	4,906,791
Net transfers	452,928	(4,904)	(3,659)	—	245,709
Surrenders for benefit payments and fees	(1,931,414)	(4,832)	(639)	—	(5,545,252)
Other transactions	(296)	—	—	—	(411)
Death benefits	—	—	—	—	—
Net loan activity	(88)	—	—	—	(359)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	869,555	(9,736)	689	—	(393,522)
Net increase (decrease) in net assets	(341,128)	(10,218)	(1,420)	(220)	(1,604,861)
Net Assets:
Beginning of year	11,862,227	24,430	64,944	4,345	25,518,768
End of year	$11,521,099	$14,212	$63,524	$4,125	$23,913,907

(3)  Effective October 19, 2018 Dreyfus Intermediate Term Income Fund merged with BNY Mellon Insight Core Plus Fund
The accompanying notes are an integral part of these financial statements.

	Dreyfus Intermediate Term Income Fund Sub-Account (3)	Eaton Vance Large-Cap Value Fund Sub-Account	Eaton Vance Dividend Builder Fund Sub-Account	Eaton Vance Worldwide Health Sciences Fund Sub-Account	Eaton Vance Income Fund of Boston Sub-Account
Operations:
Net investment income (loss)	$13,776	$74,952	$18,086	$(3,664)	$133,233
Net realized gain (loss) on security transactions	(67,964)	88,124	20,915	(10,088)	(43,616)
Net realized gain on distributions	—	565,721	104,944	32,186	—
Net unrealized appreciation (depreciation) of investments during the year	23,320	(1,189,412)	(223,662)	31,490	(185,537)
Net increase (decrease) in net assets resulting from operations	(30,868)	(460,615)	(79,717)	49,924	(95,920)
Unit transactions:
Purchases	10,707	156,849	53,769	199,401	366,206
Net transfers	(676,211)	(99,205)	(1,981)	5,627	(77,331)
Surrenders for benefit payments and fees	(138,801)	(953,618)	(206,565)	(373,445)	(765,710)
Other transactions	(2)	3	3	(1)	(217)
Death benefits	—	—	—	—	—
Net loan activity	—	(183)	(28)	(33)	(140)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(804,307)	(896,154)	(154,802)	(168,451)	(477,192)
Net increase (decrease) in net assets	(835,175)	(1,356,769)	(234,519)	(118,527)	(573,112)
Net Assets:
Beginning of year	835,175	7,782,999	1,532,454	774,782	2,900,627
End of year	$—	$6,426,230	$1,297,935	$656,255	$2,327,515

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Eaton Vance Balanced Fund Sub-Account	Eaton Vance Atlanta Capital SMID-Cap Fund Sub-Account	Wells Fargo Asset Allocation Fund Sub-Account	Wells Fargo Emerging Markets Equity Fund Sub-Account	Wells Fargo Utility & Telecommunications Fund Sub-Account
Operations:
Net investment income (loss)	$659	$(4,981)	$(1,197)	$(17,883)	$75
Net realized gain (loss) on security transactions	921	26,103	4,598	121,114	776
Net realized gain on distributions	5,661	72,796	11,768	—	33
Net unrealized appreciation (depreciation) of investments during the year	(13,531)	(160,172)	(33,940)	(547,991)	(369)
Net increase (decrease) in net assets resulting from operations	(6,290)	(66,254)	(18,771)	(444,760)	515
Unit transactions:
Purchases	45,305	121,593	12,823	330,290	2,814
Net transfers	(436)	91,365	(1,657)	27,825	2,000
Surrenders for benefit payments and fees	(18,197)	(120,234)	(53,448)	(712,430)	(4,069)
Other transactions	1	16	4	(431)	(1)
Death benefits	—	—	—	—	—
Net loan activity	—	(21)	(25)	(145)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	26,673	92,719	(42,303)	(354,891)	744
Net increase (decrease) in net assets	20,383	26,465	(61,074)	(799,651)	1,259
Net Assets:
Beginning of year	109,336	965,743	220,921	2,684,537	10,782
End of year	$129,719	$992,208	$159,847	$1,884,886	$12,041

The accompanying notes are an integral part of these financial statements.

	Alger Capital Appreciation Institutional Portfolio Sub-Account	Alger Mid Cap Growth Institutional Fund Sub-Account	Alger Small Cap Growth Institutional Fund Sub-Account	Nuveen Mid Cap Growth Opportunities Fund Sub-Account	Nuveen Small Cap Select Fund Sub-Account
Operations:
Net investment income (loss)	$(35,126)	$(9,447)	$(2,030)	$(961)	$(68)
Net realized gain (loss) on security transactions	144,422	92,556	7,074	(1,436)	(6)
Net realized gain on distributions	443,157	86,800	39,898	71,875	7,979
Net unrealized appreciation (depreciation) of investments during the year	(633,442)	(277,199)	(48,910)	(105,426)	(13,467)
Net increase (decrease) in net assets resulting from operations	(80,989)	(107,290)	(3,968)	(35,948)	(5,562)
Unit transactions:
Purchases	424,793	106,862	47,766	28,792	739
Net transfers	95,428	(599)	21,446	7,694	39,124
Surrenders for benefit payments and fees	(456,090)	(245,752)	(47,704)	(24,618)	(11)
Other transactions	10	1	2	—	—
Death benefits	—	—	—	—	—
Net loan activity	(103)	(90)	(20)	(2)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	64,038	(139,578)	21,490	11,866	39,852
Net increase (decrease) in net assets	(16,951)	(246,868)	17,522	(24,082)	34,290
Net Assets:
Beginning of year	4,016,844	1,430,934	277,152	424,681	3,230
End of year	$3,999,893	$1,184,066	$294,674	$400,599	$37,520

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Nuveen Santa Barbara Dividend Growth Fund Sub-Account	Fidelity Advisor Equity Growth Fund Sub-Account	Fidelity Advisor Value Strategies Fund Sub-Account	Fidelity Advisor Leveraged Company Stock Fund Sub-Account	Federated Equity Income Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$84	$(1,824)	$329	$(12,800)	$478
Net realized gain (loss) on security transactions	4,880	5,263	6,848	(42,225)	204
Net realized gain on distributions	—	22,118	22,787	213,842	10,959
Net unrealized appreciation (depreciation) of investments during the year	(4,069)	(33,393)	(68,122)	(447,607)	(22,666)
Net increase (decrease) in net assets resulting from operations	895	(7,836)	(38,158)	(288,790)	(11,025)
Unit transactions:
Purchases	3,228	62,103	—	163,137	10,252
Net transfers	—	9,581	(32,650)	(106,953)	—
Surrenders for benefit payments and fees	(33,628)	(11,564)	(8,262)	(187,759)	(1,226)
Other transactions	—	(2)	1	4	4
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(14)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(30,400)	60,118	(40,911)	(131,585)	9,030
Net increase (decrease) in net assets	(29,505)	52,282	(79,069)	(420,375)	(1,995)
Net Assets:
Beginning of year	29,505	275,456	255,511	1,826,257	78,284
End of year	$—	$327,738	$176,442	$1,405,882	$76,289

The accompanying notes are an integral part of these financial statements.

	Federated Fund for U.S. Government Securities Fund Sub-Account	Federated MDT Mid Cap Growth Fund Sub-Account	Federated High Income Bond Fund Sub-Account	Federated Kaufmann Fund Sub-Account	Federated Short-Term Income Fund Sub-Account
Operations:
Net investment income (loss)	$2,858	$(977)	$288	$(39,358)	$1,613
Net realized gain (loss) on security transactions	(803)	971	1	138,772	(387)
Net realized gain on distributions	—	16,702	—	603,128	—
Net unrealized appreciation (depreciation) of investments during the year	(3,427)	(22,190)	(585)	(508,418)	(513)
Net increase (decrease) in net assets resulting from operations	(1,372)	(5,494)	(296)	194,124	713
Unit transactions:
Purchases	20,176	14,167	294	341,569	—
Net transfers	(288)	5,333	—	(62,568)	—
Surrenders for benefit payments and fees	(14,338)	(9,879)	(9)	(802,324)	(2,784)
Other transactions	—	3	—	(2)	1
Death benefits	—	—	—	—	—
Net loan activity	—	(6)	—	(22)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,550	9,618	285	(523,347)	(2,783)
Net increase (decrease) in net assets	4,178	4,124	(11)	(329,223)	(2,070)
Net Assets:
Beginning of year	175,378	128,149	6,756	4,713,261	94,263
End of year	$179,556	$132,273	$6,745	$4,384,038	$92,193

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Federated Total Return Bond Fund Sub-Account	Federated Clover Small Value Fund Sub-Account	Federated International Leaders Fund Sub-Account	Fidelity® VIP Growth Opportunities Portfolio Sub-Account	Fidelity® VIP Overseas Portfolio Sub-Account
Operations:
Net investment income (loss)	$3,022	$(262)	$28	$(4,660)	$990
Net realized gain (loss) on security transactions	(2,455)	102	4	93,956	74
Net realized gain on distributions	—	10,460	—	43,756	—
Net unrealized appreciation (depreciation) of investments during the year	(4,618)	(22,356)	(475)	(66,434)	(18,497)
Net increase (decrease) in net assets resulting from operations	(4,051)	(12,056)	(443)	66,618	(17,433)
Unit transactions:
Purchases	14,076	1,234	225	21,408	6,535
Net transfers	(37)	(8,329)	—	24,710	—
Surrenders for benefit payments and fees	(54,605)	(13,341)	(10)	(35,942)	—
Other transactions	2	4	3	(1)	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(40,564)	(20,432)	218	10,175	6,536
Net increase (decrease) in net assets	(44,615)	(32,488)	(225)	76,793	(10,897)
Net Assets:
Beginning of year	176,329	85,477	1,876	619,288	107,696
End of year	$131,714	$52,989	$1,651	$696,081	$96,799

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Value Strategies Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Fidelity® VIP Growth & Income Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account	Fidelity® VIP Freedom 2030 Portfolio Sub-Account
Operations:
Net investment income (loss)	$198	$10,856	$(1,507)	$373	$4,632
Net realized gain (loss) on security transactions	963	27,252	7,362	6	20,154
Net realized gain on distributions	3,348	79,393	23,470	1,233	14,790
Net unrealized appreciation (depreciation) of investments during the year	(17,381)	(185,071)	(66,849)	(4,122)	(85,617)
Net increase (decrease) in net assets resulting from operations	(12,872)	(67,570)	(37,524)	(2,510)	(46,041)
Unit transactions:
Purchases	5,176	17,787	20,512	—	3,663
Net transfers	(11,913)	(2,449)	1,190	—	7,139
Surrenders for benefit payments and fees	(909)	(156,660)	(10,643)	—	(150,467)
Other transactions	—	—	—	1	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(16)
Net annuity transactions	—	(10,005)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(7,646)	(151,327)	11,059	1	(139,681)
Net increase (decrease) in net assets	(20,518)	(218,897)	(26,465)	(2,509)	(185,722)
Net Assets:
Beginning of year	79,073	1,560,776	358,652	39,163	717,575
End of year	$58,555	$1,341,879	$332,187	$36,654	$531,853

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Fidelity® VIP Freedom 2015 Portfolio Sub-Account	Fidelity® VIP Freedom 2025 Portfolio Sub-Account	Fidelity Advisor® Stock Selector All Cap Fund Sub-Account	Templeton Global Opportunities Trust Sub-Account (4)	Templeton Developing Markets Trust Sub-Account
Operations:
Net investment income (loss)	$756	$3,474	$(77)	$54	$3,719
Net realized gain (loss) on security transactions	1,086	300	18	(862)	15,115
Net realized gain on distributions	4,374	7,901	245	7,781	—
Net unrealized appreciation (depreciation) of investments during the year	(10,796)	(40,386)	(1,074)	(9,053)	(195,593)
Net increase (decrease) in net assets resulting from operations	(4,580)	(28,711)	(888)	(2,080)	(176,759)
Unit transactions:
Purchases	—	978	2,700	16,380	117,798
Net transfers	—	611	—	(63,199)	(60,264)
Surrenders for benefit payments and fees	(38,523)	(5,366)	(27)	(24,999)	(83,443)
Other transactions	—	—	1	(444)	4
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(13)	(62)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,523)	(3,777)	2,674	(72,275)	(25,967)
Net increase (decrease) in net assets	(43,103)	(32,488)	1,786	(74,355)	(202,726)
Net Assets:
Beginning of year	114,696	404,822	5,230	74,355	1,072,618
End of year	$71,593	$372,334	$7,016	$—	$869,892

(4)  Effective August 24, 2018 Templeton Global Opportunities Trust Fund merged with Templeton Growth Fund, Inc.

The accompanying notes are an integral part of these financial statements.

	Franklin High Income Fund Sub-Account	Franklin Strategic Income Fund Sub-Account	Templeton Global Bond Fund Sub-Account	Franklin U.S. Government Securities Fund Sub-Account	Franklin Small Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$46,983	$95,324	$343,971	$11,000	$1,439
Net realized gain (loss) on security transactions	(31,702)	(34,652)	(67,952)	(8,942)	53,445
Net realized gain on distributions	—	—	—	—	369,719
Net unrealized appreciation (depreciation) of investments during the year	(46,146)	(132,188)	(226,471)	(6,763)	(801,625)
Net increase (decrease) in net assets resulting from operations	(30,865)	(71,516)	49,548	(4,705)	(377,022)
Unit transactions:
Purchases	119,909	312,708	756,534	45,202	265,259
Net transfers	(58,008)	(134,494)	(177,867)	(19,723)	72,800
Surrenders for benefit payments and fees	(356,529)	(568,856)	(1,356,160)	(72,905)	(524,727)
Other transactions	1	1	26	—	3
Death benefits	—	—	—	—	—
Net loan activity	(28)	(62)	(53)	(4)	(157)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(294,655)	(390,703)	(777,520)	(47,430)	(186,822)
Net increase (decrease) in net assets	(325,520)	(462,219)	(727,972)	(52,135)	(563,844)
Net Assets:
Beginning of year	1,063,028	3,030,841	6,280,831	564,008	3,073,501
End of year	$737,508	$2,568,622	$5,552,859	$511,873	$2,509,657

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Franklin Mutual Global Discovery Fund Sub-Account	Templeton Growth Fund Sub-Account	Franklin Income Fund Sub-Account	Franklin Growth Fund Sub-Account	Franklin Total Return Fund Sub-Account
Operations:
Net investment income (loss)	$123,965	$16,109	$351,852	$37,073	$6,703
Net realized gain (loss) on security transactions	96,284	36,878	17,490	628,303	(5,469)
Net realized gain on distributions	479,915	135,995	—	164,013	—
Net unrealized appreciation (depreciation) of investments during the year	(1,981,328)	(447,128)	(797,757)	(1,351,379)	(12,826)
Net increase (decrease) in net assets resulting from operations	(1,281,164)	(258,146)	(428,415)	(521,990)	(11,592)
Unit transactions:
Purchases	1,335,542	133,604	737,218	1,932,509	55,749
Net transfers	(91,985)	(4,408)	(1,188,108)	(184,557)	1,520
Surrenders for benefit payments and fees	(2,002,500)	(186,972)	(1,444,186)	(1,855,701)	(123,426)
Other transactions	(133)	3	1	(42)	12
Death benefits	—	—	—	—	—
Net loan activity	(264)	(19)	(52)	(203)	(10)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(759,340)	(57,792)	(1,895,127)	(107,994)	(66,155)
Net increase (decrease) in net assets	(2,040,504)	(315,938)	(2,323,542)	(629,984)	(77,747)
Net Assets:
Beginning of year	11,964,540	1,750,344	8,624,130	14,934,291	424,849
End of year	$9,924,036	$1,434,406	$6,300,588	$14,304,307	$347,102

The accompanying notes are an integral part of these financial statements.

	Franklin Balance Sheet Investment Fund Sub-Account	Franklin Mutual Beacon Fund Sub-Account	Franklin Mutual Shares Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Franklin Conservative Allocation Fund Sub-Account
Operations:
Net investment income (loss)	$16,448	$10,004	$37,452	$(7,769)	$49,054
Net realized gain (loss) on security transactions	(32,475)	9,023	78,718	38,695	27,076
Net realized gain on distributions	239,247	62,550	186,743	502,842	120,324
Net unrealized appreciation (depreciation) of investments during the year	(484,691)	(161,485)	(717,789)	(714,471)	(311,366)
Net increase (decrease) in net assets resulting from operations	(261,471)	(79,908)	(414,876)	(180,703)	(114,912)
Unit transactions:
Purchases	8,894	45,505	318,513	86,965	393,547
Net transfers	(92,038)	1,800	(106,028)	171,998	(107,410)
Surrenders for benefit payments and fees	(222,017)	(80,228)	(685,291)	(430,386)	(308,770)
Other transactions	1	3	45	208	(114)
Death benefits	—	—	—	—	—
Net loan activity	(16)	(19)	(77)	(15)	(98)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(305,176)	(32,939)	(472,838)	(171,230)	(22,845)
Net increase (decrease) in net assets	(566,647)	(112,847)	(887,714)	(351,933)	(137,757)
Net Assets:
Beginning of year	2,387,317	929,584	4,745,186	4,441,423	2,759,830
End of year	$1,820,670	$816,737	$3,857,472	$4,089,490	$2,622,073

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Franklin Growth Allocation Fund Sub-Account	Franklin Moderate Allocation Fund Sub-Account	Templeton Foreign Fund Sub-Account	Franklin Small-Mid Cap Growth Fund Sub-Account	Highland Premier Growth Equity Sub-Account
Operations:
Net investment income (loss)	$46,888	$76,878	$164,688	$(695)	$(1,242)
Net realized gain (loss) on security transactions	109,116	64,099	184,016	(272)	(4,649)
Net realized gain on distributions	402,980	371,681	—	8,951	34,839
Net unrealized appreciation (depreciation) of investments during the year	(986,884)	(855,813)	(1,682,342)	(11,382)	(43,804)
Net increase (decrease) in net assets resulting from operations	(427,900)	(343,155)	(1,333,638)	(3,398)	(14,856)
Unit transactions:
Purchases	658,425	645,681	372,793	1,965	16,924
Net transfers	(31,820)	(171,023)	(609,014)	(14,088)	—
Surrenders for benefit payments and fees	(1,005,575)	(725,878)	(1,215,879)	(5,793)	(24,904)
Other transactions	(332)	(33)	(24)	1	1
Death benefits	—	—	—	—	—
Net loan activity	(152)	(50)	(95)	—	(50)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(379,454)	(251,303)	(1,452,219)	(17,915)	(8,029)
Net increase (decrease) in net assets	(807,354)	(594,458)	(2,785,857)	(21,313)	(22,885)
Net Assets:
Beginning of year	6,475,089	6,482,840	9,988,522	101,227	110,889
End of year	$5,667,735	$5,888,382	$7,202,665	$79,914	$88,004

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Income Builder Fund Sub-Account	Goldman Sachs Capital Growth Fund Sub-Account	Goldman Sachs Core Fixed Income Fund Sub-Account	Goldman Sachs U.S. Equity Insights Fund Sub-Account	Goldman Sachs Government Income Fund Sub-Account
Operations:
Net investment income (loss)	$1,844	$(29)	$1,294	$—	$34,061
Net realized gain (loss) on security transactions	885	8	(121)	2	(21,813)
Net realized gain on distributions	—	820	—	1	—
Net unrealized appreciation (depreciation) of investments during the year	(6,377)	(928)	(3,055)	(4)	(11,134)
Net increase (decrease) in net assets resulting from operations	(3,648)	(129)	(1,882)	(1)	1,114
Unit transactions:
Purchases	6,247	415	13,642	—	103,485
Net transfers	(22,161)	—	—	—	238,660
Surrenders for benefit payments and fees	(586)	(9)	(9,426)	(1)	(303,935)
Other transactions	1	(1)	2	—	72
Death benefits	—	—	—	—	—
Net loan activity	(3)	—	—	—	(40)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,502)	405	4,218	(1)	38,242
Net increase (decrease) in net assets	(20,150)	276	2,336	(2)	39,356
Net Assets:
Beginning of year	75,959	2,275	96,830	14	1,952,352
End of year	$55,809	$2,551	$99,166	$12	$1,991,708

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Goldman Sachs Equity Income Fund Sub-Account	Goldman Sachs Growth Opportunities Fund Sub-Account	Goldman Sachs Focused International Equity Fund Sub-Account	Goldman Sachs Mid Cap Value Fund Sub-Account	Goldman Sachs Small Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$686	$(5,726)	$15	$2,440	$(24,708)
Net realized gain (loss) on security transactions	7,350	(7,497)	1,585	(41,555)	134,466
Net realized gain on distributions	806	191,424	—	530,504	647,531
Net unrealized appreciation (depreciation) of investments during the year	(16,159)	(223,251)	(4,827)	(936,537)	(1,686,014)
Net increase (decrease) in net assets resulting from operations	(7,317)	(45,050)	(3,227)	(445,148)	(928,725)
Unit transactions:
Purchases	6,217	73,195	4,791	219,353	655,769
Net transfers	(17,577)	41,034	1,087	(25,913)	(179,198)
Surrenders for benefit payments and fees	(9,462)	(119,369)	(15,988)	(575,685)	(812,585)
Other transactions	2	1	2	(666)	6
Death benefits	—	—	—	—	—
Net loan activity	(3)	(40)	—	(243)	(51)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(20,823)	(5,179)	(10,108)	(383,154)	(336,059)
Net increase (decrease) in net assets	(28,140)	(50,229)	(13,335)	(828,302)	(1,264,784)
Net Assets:
Beginning of year	121,364	710,183	29,818	4,364,390	6,674,565
End of year	$93,224	$659,954	$16,483	$3,536,088	$5,409,781

The accompanying notes are an integral part of these financial statements.

	Goldman Sachs Strategic Growth Fund Sub-Account	Goldman Sachs High Yield Fund Sub-Account	Goldman Sachs Large Cap Value Fund Sub-Account	Goldman Sachs Small/Mid Cap Growth Fund Sub-Account	Goldman Sachs Satellite Strategies Portfolio Sub-Account
Operations:
Net investment income (loss)	$(216)	$163,145	$865	$(2,046)	$22
Net realized gain (loss) on security transactions	(181)	(47,169)	450	5,743	—
Net realized gain on distributions	7,075	—	37,475	84,951	—
Net unrealized appreciation (depreciation) of investments during the year	(5,390)	(243,763)	(75,703)	(118,630)	(175)
Net increase (decrease) in net assets resulting from operations	1,288	(127,787)	(36,913)	(29,982)	(153)
Unit transactions:
Purchases	6,973	146,301	39,850	31,064	180
Net transfers	(19,472)	(55,613)	3,632	7,984	—
Surrenders for benefit payments and fees	(18)	(555,948)	(17,814)	(23,148)	(2)
Other transactions	(1)	(379)	—	2	1
Death benefits	—	—	—	—	—
Net loan activity	—	(22)	(21)	(24)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,518)	(465,661)	25,647	15,878	179
Net increase (decrease) in net assets	(11,230)	(593,448)	(11,266)	(14,104)	26
Net Assets:
Beginning of year	30,802	3,564,644	369,141	476,287	1,254
End of year	$19,572	$2,971,196	$357,875	$462,183	$1,280

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Frost Value Equity Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account
Operations:
Net investment income (loss)	$—	$98,605	$486,888	$108,536	$429,633
Net realized gain (loss) on security transactions	(6)	215,193	(63,889)	(201,278)	271,453
Net realized gain on distributions	1	333,233	49,213	2,444,905	2,836,136
Net unrealized appreciation (depreciation) of investments during the year	1	(1,047,281)	(658,375)	(3,892,991)	(4,887,065)
Net increase (decrease) in net assets resulting from operations	(4)	(400,250)	(186,163)	(1,540,828)	(1,349,843)
Unit transactions:
Purchases	61	148,987	450,124	261,245	737,495
Net transfers	—	24,151	(154,796)	(457,095)	(1,028,729)
Surrenders for benefit payments and fees	(151)	(1,149,910)	(1,345,816)	(2,913,333)	(4,119,506)
Other transactions	1	(13)	(6)	127	21
Death benefits	—	—	—	—	—
Net loan activity	—	(33)	(174)	(169)	(108)
Net annuity transactions	—	—	(18,421)	(3,054)	(5,914)
Net increase (decrease) in net assets resulting from unit transactions	(89)	(976,818)	(1,069,089)	(3,112,279)	(4,416,741)
Net increase (decrease) in net assets	(93)	(1,377,068)	(1,255,252)	(4,653,107)	(5,766,584)
Net Assets:
Beginning of year	93	7,937,800	14,758,087	25,412,885	29,626,150
End of year	$—	$6,560,732	$13,502,835	$20,759,778	$23,859,566

The accompanying notes are an integral part of these financial statements.

	The Hartford Healthcare HLS Fund Sub-Account	Hartford Global Growth HLS Fund Sub-Account	Hartford Disciplined Equity HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(21,395)	$(2,321)	$—	$(55,931)	$10,890
Net realized gain (loss) on security transactions	(28,872)	27,369	—	149,804	15,823
Net realized gain on distributions	234,782	102,653	5	1,080,547	—
Net unrealized appreciation (depreciation) of investments during the year	(295,292)	(176,289)	(12)	(1,163,946)	(223,308)
Net increase (decrease) in net assets resulting from operations	(110,777)	(48,588)	(7)	10,474	(196,595)
Unit transactions:
Purchases	238,001	46,169	103	623,847	89,380
Net transfers	296,386	(26,590)	—	48,478	10,310
Surrenders for benefit payments and fees	(574,876)	(174,659)	(3)	(918,316)	(54,677)
Other transactions	(4)	(41)	—	(33)	13
Death benefits	—	—	—	—	—
Net loan activity	(81)	—	—	(132)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(40,574)	(155,121)	100	(246,156)	45,026
Net increase (decrease) in net assets	(151,351)	(203,709)	93	(235,682)	(151,569)
Net Assets:
Beginning of year	3,564,700	1,282,662	—	7,003,093	976,497
End of year	$3,413,349	$1,078,953	$93	$6,767,411	$824,928

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Hartford MidCap HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Company HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account
Operations:
Net investment income (loss)	$(28,789)	$10,611	$(16,651)	$(4,963)	$41,705
Net realized gain (loss) on security transactions	611,381	5,415	236,340	36,884	213,775
Net realized gain on distributions	1,684,175	—	345,914	40,408	—
Net unrealized appreciation (depreciation) of investments during the year	(3,348,679)	10,157	(679,419)	(135,143)	(273,057)
Net increase (decrease) in net assets resulting from operations	(1,081,912)	26,183	(113,816)	(62,814)	(17,577)
Unit transactions:
Purchases	157,873	263,942	155,698	76,040	50,322
Net transfers	(237,594)	(288,523)	(450,452)	7,328	(49,686)
Surrenders for benefit payments and fees	(2,230,581)	(530,039)	(800,627)	(162,348)	(528,091)
Other transactions	622	3	(129)	1	1
Death benefits	—	—	—	—	—
Net loan activity	1	(134)	(18)	(7)	(26)
Net annuity transactions	—	(7,497)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,309,679)	(562,248)	(1,095,528)	(78,986)	(527,480)
Net increase (decrease) in net assets	(3,391,591)	(536,065)	(1,209,344)	(141,800)	(545,057)
Net Assets:
Beginning of year	18,370,335	4,133,877	5,675,296	651,761	4,707,709
End of year	$14,978,744	$3,597,812	$4,465,952	$509,961	$4,162,652

The accompanying notes are an integral part of these financial statements.

	Hartford U.S. Government Securities HLS Fund Sub-Account	Hartford Value HLS Fund Sub-Account	The Hartford Checks and Balances Fund Sub-Account	The Hartford High Yield Sub-Account	The Hartford Dividend and Growth Fund Sub-Account
Operations:
Net investment income (loss)	$11,636	$15,265	$7,336	$2,374	$10,188
Net realized gain (loss) on security transactions	(6,888)	14,024	(9,356)	404	51,569
Net realized gain on distributions	—	153,255	17,436	—	150,881
Net unrealized appreciation (depreciation) of investments during the year	(4,898)	(354,732)	(27,598)	(5,141)	(315,527)
Net increase (decrease) in net assets resulting from operations	(150)	(172,188)	(12,182)	(2,363)	(102,889)
Unit transactions:
Purchases	28,887	85,458	34,615	20,815	137,192
Net transfers	(40,375)	(32,498)	(603)	(571)	18,431
Surrenders for benefit payments and fees	(116,190)	(130,450)	(117,577)	(14,632)	(1,472,031)
Other transactions	—	5	1	(3)	(2)
Death benefits	—	—	—	—	—
Net loan activity	(7)	(17)	(13)	(12)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(127,685)	(77,502)	(83,577)	5,597	(1,316,410)
Net increase (decrease) in net assets	(127,835)	(249,690)	(95,759)	3,234	(1,419,299)
Net Assets:
Beginning of year	781,853	1,685,989	376,310	51,270	2,129,884
End of year	$654,018	$1,436,299	$280,551	$54,504	$710,585

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	The Hartford International Opportunities Fund Sub-Account	The Hartford MidCap Fund Sub-Account	The Hartford Small Company Fund Sub-Account	The Hartford Total Return Bond Fund Sub-Account	The Hartford Healthcare Fund Sub-Account
Operations:
Net investment income (loss)	$329	$(11,065)	$(3,005)	$15,996	$(3,085)
Net realized gain (loss) on security transactions	7,303	25,482	92,218	(2,920)	7,330
Net realized gain on distributions	10,019	103,575	68,915	—	18,424
Net unrealized appreciation (depreciation) of investments during the year	(125,206)	(207,400)	(141,828)	(19,439)	(33,628)
Net increase (decrease) in net assets resulting from operations	(107,555)	(89,408)	16,300	(6,363)	(10,959)
Unit transactions:
Purchases	98,335	126,510	82,553	69,511	27,956
Net transfers	10,560	2,425	(455,127)	(11,976)	39,353
Surrenders for benefit payments and fees	(155,778)	(376,875)	(201,877)	(38,730)	(47,782)
Other transactions	6	—	(121)	(2,138)	8
Death benefits	—	—	—	—	—
Net loan activity	(35)	(30)	(6)	(5)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(46,912)	(247,970)	(574,578)	16,662	19,535
Net increase (decrease) in net assets	(154,467)	(337,378)	(558,278)	10,299	8,576
Net Assets:
Beginning of year	576,866	1,054,714	902,624	488,300	252,870
End of year	$422,399	$717,336	$344,346	$498,599	$261,446
The accompanying notes are an integral part of these financial statements.

	The Hartford Growth Opportunities Fund Sub-Account	The Hartford Value Opportunities Fund Sub-Account	Hartford Moderate Allocation Fund Sub-Account	The Hartford Conservative Allocation Fund Sub-Account	The Hartford Capital Appreciation Fund Sub-Account
Operations:
Net investment income (loss)	$(2,896)	$(30)	$40,063	$17,359	$(28,862)
Net realized gain (loss) on security transactions	1,416	688	44,755	1,819	101,989
Net realized gain on distributions	56,913	111	105,766	—	839,450
Net unrealized appreciation (depreciation) of investments during the year	(63,345)	(1,039)	(321,054)	(58,286)	(1,245,978)
Net increase (decrease) in net assets resulting from operations	(7,912)	(270)	(130,470)	(39,108)	(333,401)
Unit transactions:
Purchases	32,691	573	318,592	100,618	461,478
Net transfers	12,921	—	(17,573)	10,488	(209,521)
Surrenders for benefit payments and fees	(4,190)	(10,992)	(1,022,206)	(306,926)	(1,075,775)
Other transactions	(104)	2	3	2	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	(138)	(13)	(64)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	41,318	(10,417)	(721,322)	(195,831)	(823,881)
Net increase (decrease) in net assets	33,406	(10,687)	(851,792)	(234,939)	(1,157,282)
Net Assets:
Beginning of year	211,170	12,819	2,836,347	1,036,704	7,302,432
End of year	$244,576	$2,132	$1,984,555	$801,765	$6,145,150

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	The Hartford Growth Allocation Fund Sub-Account	The Hartford Inflation Plus Fund Sub-Account	The Hartford Equity Income Fund Sub-Account	The Hartford Balanced Income Fund Sub-Account	The Hartford International Small Company Fund Sub-Account
Operations:
Net investment income (loss)	$40,551	$13,009	$5,801	$6,355	$(127)
Net realized gain (loss) on security transactions	85,988	(5,010)	29,661	(116)	503
Net realized gain on distributions	27,438	—	39,443	24,430	3,757
Net unrealized appreciation (depreciation) of investments during the year	(342,258)	(19,199)	(126,328)	(54,474)	(13,877)
Net increase (decrease) in net assets resulting from operations	(188,281)	(11,200)	(51,423)	(23,805)	(9,744)
Unit transactions:
Purchases	316,661	94,829	129,976	50,259	5,427
Net transfers	(5,863)	2,904	(27,757)	420,358	2,229
Surrenders for benefit payments and fees	(1,157,860)	(96,038)	(228,461)	(17,364)	(2,941)
Other transactions	4	11	(2)	1	5
Death benefits	—	—	—	—	—
Net loan activity	(41)	(28)	(14)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(847,099)	1,678	(126,258)	453,254	4,720
Net increase (decrease) in net assets	(1,035,380)	(9,522)	(177,681)	429,449	(5,024)
Net Assets:
Beginning of year	3,286,821	501,533	694,630	203,216	33,485
End of year	$2,251,441	$492,011	$516,949	$632,665	$28,461

The accompanying notes are an integral part of these financial statements.

	The Hartford MidCap Value Fund Sub-Account	Hotchkis and Wiley Large Cap Value Fund Sub-Account	Invesco V.I. Technology Fund Sub-Account	Invesco Technology Fund Sub-Account	Ivy Natural Resources Fund Sub-Account
Operations:
Net investment income (loss)	$(1,089)	$6,685	$(2,985)	$(4,199)	$(7,792)
Net realized gain (loss) on security transactions	2,478	20,226	68,173	33,750	(34,691)
Net realized gain on distributions	10,659	7,261	21,403	57,191	—
Net unrealized appreciation (depreciation) of investments during the year	(29,015)	(139,167)	(100,330)	(117,757)	(282,491)
Net increase (decrease) in net assets resulting from operations	(16,967)	(104,995)	(13,739)	(31,015)	(324,974)
Unit transactions:
Purchases	23,302	25,561	2,744	89,125	145,727
Net transfers	(4,204)	(13,347)	105,895	184,215	17,408
Surrenders for benefit payments and fees	(28,468)	(49,871)	(25,327)	(133,093)	(292,398)
Other transactions	3	3	—	(3)	8
Death benefits	—	—	—	—	—
Net loan activity	(18)	—	—	(45)	(63)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,385)	(37,654)	83,312	140,199	(129,318)
Net increase (decrease) in net assets	(26,352)	(142,649)	69,573	109,184	(454,292)
Net Assets:
Beginning of year	122,749	746,868	385,361	578,885	1,427,348
End of year	$96,397	$604,219	$454,934	$688,069	$973,056

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Ivy Large Cap Growth Fund Sub-Account	Ivy Science & Technology Fund Sub-Account	Ivy Asset Strategy Fund Sub-Account	Janus Henderson Forty Portfolio Sub-Account	Janus Henderson Global Research Portfolio Sub-Account
Operations:
Net investment income (loss)	$(5,402)	$(12,546)	$2,242	$(18,702)	$1,275
Net realized gain (loss) on security transactions	39,931	213,974	(5,891)	1,616	16,685
Net realized gain on distributions	84,568	129,059	71,115	363,733	—
Net unrealized appreciation (depreciation) of investments during the year	(108,668)	(402,447)	(98,990)	(309,564)	(37,218)
Net increase (decrease) in net assets resulting from operations	10,429	(71,960)	(31,524)	37,083	(19,258)
Unit transactions:
Purchases	69,644	301,286	64,100	13,158	1,602
Net transfers	(6,763)	50,019	(13,613)	90,382	(3,442)
Surrenders for benefit payments and fees	(90,265)	(730,557)	(54,496)	(126,001)	(48,173)
Other transactions	(1)	—	3	—	1
Death benefits	—	—	—	—	—
Net loan activity	(39)	(4)	—	—	—
Net annuity transactions	—	—	—	(2,938)	(1,990)
Net increase (decrease) in net assets resulting from unit transactions	(27,424)	(379,256)	(4,006)	(25,399)	(52,002)
Net increase (decrease) in net assets	(16,995)	(451,216)	(35,530)	11,684	(71,260)
Net Assets:
Beginning of year	679,600	1,552,868	480,159	2,443,939	322,348
End of year	$662,605	$1,101,652	$444,629	$2,455,623	$251,088

The accompanying notes are an integral part of these financial statements.

	Janus Henderson Enterprise Portfolio Sub-Account	Janus Henderson Balanced Portfolio Sub-Account	Janus Henderson Overseas Portfolio Sub-Account	Janus Henderson Flexible Bond Fund Sub-Account	Janus Henderson Forty Fund Sub-Account
Operations:
Net investment income (loss)	$(1,506)	$5,793	$2,193	$575	$(38,079)
Net realized gain (loss) on security transactions	83,724	12,577	(20,108)	(116)	81,308
Net realized gain on distributions	10,316	10,628	—	—	459,790
Net unrealized appreciation (depreciation) of investments during the year	(63,823)	(34,222)	(17,021)	(1,008)	(407,947)
Net increase (decrease) in net assets resulting from operations	28,711	(5,224)	(34,936)	(549)	95,072
Unit transactions:
Purchases	925	9,260	2,387	4,723	294,080
Net transfers	(322,383)	127,639	(69,508)	(4,736)	22,303
Surrenders for benefit payments and fees	(22,365)	(99,188)	(20,579)	—	(1,105,801)
Other transactions	1	—	1	1	—
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(173)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(343,822)	37,711	(87,699)	(12)	(789,591)
Net increase (decrease) in net assets	(315,111)	32,487	(122,635)	(561)	(694,519)
Net Assets:
Beginning of year	418,777	379,939	303,438	30,537	6,265,461
End of year	$103,666	$412,426	$180,803	$29,976	$5,570,942

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Janus Henderson Balanced Fund Sub-Account	Janus Henderson Enterprise Fund Sub-Account	Janus Henderson Overseas Fund Sub-Account	Janus Henderson Global Research Fund Sub-Account	Janus Henderson Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$26,884	$(14,103)	$(1,769)	$(412)	$(1,566)
Net realized gain (loss) on security transactions	40,719	197,730	(14,141)	21,621	(11,252)
Net realized gain on distributions	150,517	90,896	—	9,597	110,099
Net unrealized appreciation (depreciation) of investments during the year	(231,601)	(290,845)	(283,641)	(41,753)	(246,751)
Net increase (decrease) in net assets resulting from operations	(13,481)	(16,322)	(299,551)	(10,947)	(149,470)
Unit transactions:
Purchases	327,088	191,091	172,806	7,237	113,581
Net transfers	70,939	(144,175)	(20,101)	367	36,796
Surrenders for benefit payments and fees	(305,095)	(397,543)	(272,538)	(100,032)	(120,022)
Other transactions	6	3	7	4	20
Death benefits	—	—	—	—	—
Net loan activity	(14)	(20)	(31)	—	(2)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	92,924	(350,644)	(119,857)	(92,424)	30,373
Net increase (decrease) in net assets	79,443	(366,966)	(419,408)	(103,371)	(119,097)
Net Assets:
Beginning of year	3,018,011	1,770,538	1,949,705	276,164	1,058,257
End of year	$3,097,454	$1,403,572	$1,530,297	$172,793	$939,160

(5)  Formerly Prudential Jennison Natural Resources Fund, Inc. Change effective June 11, 2018

(6)  Formerly Prudential Jennison Mid-Cap Growth Fund, Inc. Change effective June 11, 2018

(7)  Formerly Prudential Jennison 20/20 Focus Fund. Change effective June 11, 2018

The accompanying notes are an integral part of these financial statements.

	PGIM Jennison Natural Resources Fund Sub-Account (5)	PGIM Jennison Mid-Cap Growth Fund Sub-Account (6)	PGIM Jennison 20/20 Focus Fund Sub-Account (7)	JPMorgan Large Cap Growth Fund Sub-Account	JPMorgan Core Bond Fund Sub-Account
Operations:
Net investment income (loss)	$6,464	$(5,668)	$(1,916)	$(1,137)	$84,516
Net realized gain (loss) on security transactions	3,362	7,819	(2,055)	1,220	(33,457)
Net realized gain on distributions	—	190,776	19,130	13,194	3,450
Net unrealized appreciation (depreciation) of investments during the year	(206,689)	(245,583)	(28,281)	(13,772)	(67,128)
Net increase (decrease) in net assets resulting from operations	(196,863)	(52,656)	(13,122)	(495)	(12,619)
Unit transactions:
Purchases	73,605	88,967	42,762	1,182	537,645
Net transfers	(16,832)	38,761	(16,717)	(1,852)	(331,449)
Surrenders for benefit payments and fees	(77,847)	(411,928)	(55,398)	(6,973)	(489,953)
Other transactions	8	(207)	1	(1)	13
Death benefits	—	—	—	—	—
Net loan activity	(18)	(7)	(13)	—	(58)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(21,084)	(284,414)	(29,365)	(7,644)	(283,802)
Net increase (decrease) in net assets	(217,947)	(337,070)	(42,487)	(8,139)	(296,421)
Net Assets:
Beginning of year	697,171	945,344	274,867	102,053	3,659,368
End of year	$479,224	$608,274	$232,380	$93,914	$3,362,947

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	JPMorgan Small Cap Equity Fund Sub-Account	JPMorgan Small Cap Growth Fund Sub-Account	JPMorgan Small Cap Value Fund Sub-Account	JPMorgan U.S. Equity Fund Sub-Account	JPMorgan SmartRetirement 2020 Fund Sub-Account
Operations:
Net investment income (loss)	$(551)	$(7,331)	$1,216	$3,042	$130,950
Net realized gain (loss) on security transactions	4,416	17,869	13,149	84,059	87,209
Net realized gain on distributions	3,270	78,229	46,698	144,345	208,709
Net unrealized appreciation (depreciation) of investments during the year	(11,671)	(126,709)	(118,939)	(318,894)	(840,737)
Net increase (decrease) in net assets resulting from operations	(4,536)	(37,942)	(57,876)	(87,448)	(413,869)
Unit transactions:
Purchases	5,298	90,777	56,623	209,813	1,088,069
Net transfers	46	10,651	1,055	(4,050)	(54,029)
Surrenders for benefit payments and fees	(24,235)	(28,234)	(28,504)	(721,798)	(1,315,180)
Other transactions	—	15	2	3	(156)
Death benefits	—	—	—	—	—
Net loan activity	—	(19)	(16)	(89)	(185)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(18,891)	73,190	29,160	(516,121)	(281,481)
Net increase (decrease) in net assets	(23,427)	35,248	(28,716)	(603,569)	(695,350)
Net Assets:
Beginning of year	67,303	585,891	373,754	1,848,789	7,245,610
End of year	$43,876	$621,139	$345,038	$1,245,220	$6,550,260

The accompanying notes are an integral part of these financial statements.

	JPMorgan SmartRetirement 2025 Fund Sub-Account	JPMorgan SmartRetirement 2030 Fund Sub-Account	JPMorgan SmartRetirement 2035 Fund Sub-Account	JPMorgan SmartRetirement 2040 Fund Sub-Account	JPMorgan SmartRetirement 2045 Fund Sub-Account
Operations:
Net investment income (loss)	$136,631	$154,545	$84,984	$107,450	$55,714
Net realized gain (loss) on security transactions	126,618	234,499	83,297	258,510	79,071
Net realized gain on distributions	211,165	265,216	148,950	209,278	97,608
Net unrealized appreciation (depreciation) of investments during the year	(1,118,356)	(1,398,882)	(901,324)	(1,283,682)	(671,533)
Net increase (decrease) in net assets resulting from operations	(643,942)	(744,622)	(584,093)	(708,444)	(439,140)
Unit transactions:
Purchases	1,288,015	1,769,817	1,202,348	1,622,532	1,011,383
Net transfers	(184,444)	(87,087)	124,360	(42,048)	251,131
Surrenders for benefit payments and fees	(1,186,464)	(2,134,686)	(808,624)	(2,373,406)	(686,069)
Other transactions	13	(382)	30	(96)	(277)
Death benefits	—	—	—	—	—
Net loan activity	(133)	(375)	(514)	(624)	(629)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(83,013)	(452,713)	517,600	(793,642)	575,539
Net increase (decrease) in net assets	(726,955)	(1,197,335)	(66,493)	(1,502,086)	136,399
Net Assets:
Beginning of year	8,546,285	9,493,663	5,268,564	7,923,024	3,553,275
End of year	$7,819,330	$8,296,328	$5,202,071	$6,420,938	$3,689,674

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	JPMorgan SmartRetirement 2050 Fund Sub-Account	JPMorgan SmartRetirement Income Fund Sub-Account	JP Morgan Smart Retirement 2055 Fund Sub-Account	Keeley Small Cap Value Fund Sub-Account	Loomis Sayles Bond Fund Sub-Account
Operations:
Net investment income (loss)	$44,478	$51,283	$18,816	$(712)	$98,678
Net realized gain (loss) on security transactions	143,544	8,877	27,797	(6,974)	(25,227)
Net realized gain on distributions	68,276	70,853	20,253	101,628	12,025
Net unrealized appreciation (depreciation) of investments during the year	(605,499)	(272,814)	(217,402)	(327,130)	(217,607)
Net increase (decrease) in net assets resulting from operations	(349,201)	(141,801)	(150,536)	(233,188)	(132,131)
Unit transactions:
Purchases	861,208	391,551	601,926	28,469	576,843
Net transfers	(101,069)	(149,201)	(21,303)	(20,818)	60,256
Surrenders for benefit payments and fees	(699,971)	(376,359)	(249,794)	(230,285)	(752,323)
Other transactions	(5)	(100)	7	(158)	33
Death benefits	—	—	—	—	—
Net loan activity	(230)	(41)	(431)	(15)	(20)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	59,933	(134,150)	330,405	(222,807)	(115,211)
Net increase (decrease) in net assets	(289,268)	(275,951)	179,869	(455,995)	(247,342)
Net Assets:
Beginning of year	3,197,013	2,785,420	1,131,155	1,432,203	3,841,558
End of year	$2,907,745	$2,509,469	$1,311,024	$976,208	$3,594,216

The accompanying notes are an integral part of these financial statements.

	LKCM Aquinas Catholic Equity Fund Sub-Account	Lord Abbett Affiliated Fund Sub-Account	Lord Abbett Fundamental Equity Fund Sub-Account	Lord Abbett Bond Debenture Fund Sub-Account	Lord Abbett Growth Opportunities fund Sub-Account
Operations:
Net investment income (loss)	$(765)	$4,744	$21,061	$88,448	$(1,839)
Net realized gain (loss) on security transactions	1,537	7,410	(34,317)	4,051	687
Net realized gain on distributions	19,031	33,870	210,395	36,233	11,107
Net unrealized appreciation (depreciation) of investments during the year	(30,610)	(81,438)	(471,156)	(232,457)	(17,906)
Net increase (decrease) in net assets resulting from operations	(10,807)	(35,414)	(274,017)	(103,725)	(7,951)
Unit transactions:
Purchases	7,151	36,526	271,024	202,238	26,602
Net transfers	(16,538)	(9,580)	(795,204)	13,963	3,814
Surrenders for benefit payments and fees	—	(73,700)	(399,135)	(327,832)	(37,574)
Other transactions	3	14	(36)	(188)	(32)
Death benefits	—	—	—	—	—
Net loan activity	—	(15)	(46)	(12)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(9,384)	(46,755)	(923,397)	(111,831)	(7,190)
Net increase (decrease) in net assets	(20,191)	(82,169)	(1,197,414)	(215,556)	(15,141)
Net Assets:
Beginning of year	123,256	471,171	3,938,078	2,438,132	201,958
End of year	$103,065	$389,002	$2,740,664	$2,222,576	$186,817

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Lord Abbett Calibrated Dividend Growth Fund Sub-Account	Lord Abbett Total Return Fund Sub-Account	Lord Abbett Developing Growth Fund Sub-Account	Lord Abbett International Equity Inv Opt Sub-Account	Lord Abbett Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$705	$181,181	$(11,099)	$4,481	$(26,258)
Net realized gain (loss) on security transactions	2,426	(52,730)	52,645	(1,995)	28,518
Net realized gain on distributions	12,630	—	246,170	—	329,125
Net unrealized appreciation (depreciation) of investments during the year	(27,217)	(192,927)	(247,655)	(72,520)	(804,723)
Net increase (decrease) in net assets resulting from operations	(11,456)	(64,476)	40,061	(70,034)	(473,338)
Unit transactions:
Purchases	29,610	638,261	107,519	51,269	424,699
Net transfers	6,823	(188,022)	(250,467)	(25,287)	(14,296)
Surrenders for benefit payments and fees	(21,851)	(738,755)	(272,774)	(2,571)	(936,173)
Other transactions	5	213	(491)	6	(57)
Death benefits	—	—	—	—	—
Net loan activity	(22)	(121)	(43)	—	(107)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	14,565	(288,424)	(416,256)	23,417	(525,934)
Net increase (decrease) in net assets	3,109	(352,900)	(376,195)	(46,617)	(999,272)
Net Assets:
Beginning of year	178,293	5,904,584	1,217,472	344,487	4,300,489
End of year	$181,402	$5,551,684	$841,277	$297,870	$3,301,217

(8)  Formerly MassMutual RetireSMARTSM 2010 Fund. Change effective September 24, 2018

The accompanying notes are an integral part of these financial statements.

	Clearbridge Value Trust Sub-Account	BMO Mid-Cap Value Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2010 Fund Sub-Account (8)	MFS® Emerging Markets Debt Fund Sub-Account	Massachusetts Investors Growth Stock Fund Sub-Account
Operations:
Net investment income (loss)	$(120)	$3,848	$1,997	$12,378	$21,294
Net realized gain (loss) on security transactions	5,066	24,856	157	(6,461)	139,569
Net realized gain on distributions	2,481	72,765	—	—	239,117
Net unrealized appreciation (depreciation) of investments during the year	(40,917)	(209,550)	(4,695)	(28,222)	(368,059)
Net increase (decrease) in net assets resulting from operations	(33,490)	(108,081)	(2,541)	(22,305)	31,921
Unit transactions:
Purchases	8,635	24,743	7,962	48,392	38,741
Net transfers	(1)	(6,207)	(364)	1,299	157,924
Surrenders for benefit payments and fees	(20,820)	(116,000)	(3,156)	(116,362)	(352,093)
Other transactions	5	2	1	(48)	(622)
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	—	(7)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,181)	(97,467)	4,443	(66,726)	(156,050)
Net increase (decrease) in net assets	(45,671)	(205,548)	1,902	(89,031)	(124,129)
Net Assets:
Beginning of year	265,451	783,515	51,347	377,477	2,951,340
End of year	$219,780	$577,967	$53,249	$288,446	$2,827,211

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MFS High Income Fund Sub-Account	MFS International New Discovery Fund Sub-Account	MFS Mid Cap Growth Fund Sub-Account	MFS New Discovery Fund Sub-Account	MFS Research International Fund Sub-Account
Operations:
Net investment income (loss)	$42,275	$175	$(4,854)	$(935)	$103,123
Net realized gain (loss) on security transactions	(21,331)	17,211	36,082	69,609	100,506
Net realized gain on distributions	—	18,791	25,888	544,583	23,722
Net unrealized appreciation (depreciation) of investments during the year	(58,802)	(78,421)	(55,666)	(666,944)	(787,451)
Net increase (decrease) in net assets resulting from operations	(37,858)	(42,244)	1,450	(53,687)	(560,100)
Unit transactions:
Purchases	158,073	40,388	19,284	298,582	533,917
Net transfers	(175,367)	(3,759)	89,224	(16,462)	110,705
Surrenders for benefit payments and fees	(337,961)	(79,352)	(119,933)	(222,320)	(949,310)
Other transactions	6	2	(2)	(10)	(77)
Death benefits	—	—	—	—	—
Net loan activity	—	(2)	—	(1)	(182)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(355,249)	(42,723)	(11,427)	59,789	(304,947)
Net increase (decrease) in net assets	(393,107)	(84,967)	(9,977)	6,102	(865,047)
Net Assets:
Beginning of year	1,248,158	421,301	585,569	2,616,039	3,905,482
End of year	$855,051	$336,334	$575,592	$2,622,141	$3,040,435

The accompanying notes are an integral part of these financial statements.

	MFS Total Return Fund Sub-Account	MFS Utilities Fund Sub-Account	MFS Value Fund Sub-Account	MFS Total Return Bond Fund Sub-Account	MFS Massachusetts Investors Trust Sub-Account
Operations:
Net investment income (loss)	$48,315	$75,346	$137,383	$58,590	$1,593
Net realized gain (loss) on security transactions	57,225	22,293	403,236	(56,147)	104,572
Net realized gain on distributions	75,157	63,455	139,654	—	105,162
Net unrealized appreciation (depreciation) of investments during the year	(363,845)	(150,081)	(1,739,750)	(51,145)	(277,355)
Net increase (decrease) in net assets resulting from operations	(183,148)	11,013	(1,059,477)	(48,702)	(66,028)
Unit transactions:
Purchases	390,171	304,250	988,156	402,263	190,678
Net transfers	(30,261)	(229,816)	636,512	(15,280)	107,077
Surrenders for benefit payments and fees	(648,130)	(533,472)	(2,027,495)	(709,210)	(600,907)
Other transactions	(201)	1	69	9	(1)
Death benefits	—	—	—	—	—
Net loan activity	(79)	(82)	(240)	(189)	(41)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(288,500)	(459,119)	(402,998)	(322,407)	(303,194)
Net increase (decrease) in net assets	(471,648)	(448,106)	(1,462,475)	(371,109)	(369,222)
Net Assets:
Beginning of year	3,323,149	4,256,499	10,944,188	2,829,047	1,296,852
End of year	$2,851,501	$3,808,393	$9,481,713	$2,457,938	$927,630

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MFS International Growth Fund Sub-Account	MFS Core Equity Fund Sub-Account	MFS Government Securities Fund Sub-Account	MFS International Value Fund Sub-Account	MFS Technology Fund Sub-Account
Operations:
Net investment income (loss)	$(248)	$1,990	$100,238	$150,371	$(1,120)
Net realized gain (loss) on security transactions	1,031	68,802	(68,498)	355,398	12,148
Net realized gain on distributions	3,209	213,082	—	355,735	6,394
Net unrealized appreciation (depreciation) of investments during the year	(16,862)	(371,885)	(29,954)	(2,107,547)	(14,965)
Net increase (decrease) in net assets resulting from operations	(12,870)	(88,011)	1,786	(1,246,043)	2,457
Unit transactions:
Purchases	14,380	20,315	853,628	1,653,421	3,650
Net transfers	(821)	(8,215)	(334,521)	(234,932)	4,632
Surrenders for benefit payments and fees	(618)	(440,891)	(669,523)	(1,854,291)	(24,186)
Other transactions	2	5	217	(270)	(1)
Death benefits	—	—	—	—	—
Net loan activity	(1)	(20)	(313)	(130)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	12,942	(428,806)	(150,512)	(436,202)	(15,905)
Net increase (decrease) in net assets	72	(516,817)	(148,726)	(1,682,245)	(13,448)
Net Assets:
Beginning of year	117,115	2,764,528	4,811,581	13,760,899	144,835
End of year	$117,187	$2,247,711	$4,662,855	$12,078,654	$131,387

The accompanying notes are an integral part of these financial statements.

	MFS Core Equity Series Sub-Account	MFS Utilities Series Sub-Account	MFS Growth Fund Sub-Account	MFS High Yield Portfolio Sub-Account	BlackRock Global Allocation Fund, Inc. Sub-Account
Operations:
Net investment income (loss)	$(7)	$849	$(2,773)	$7,700	$(12,493)
Net realized gain (loss) on security transactions	203	1,682	47,735	(1,357)	(59,378)
Net realized gain on distributions	1,839	873	9,922	—	356,503
Net unrealized appreciation (depreciation) of investments during the year	(2,750)	(2,016)	(50,128)	(12,019)	(1,038,063)
Net increase (decrease) in net assets resulting from operations	(715)	1,388	4,756	(5,676)	(753,431)
Unit transactions:
Purchases	925	925	33,413	1,598	1,088,512
Net transfers	—	(23,090)	(11,463)	615	(274,028)
Surrenders for benefit payments and fees	(1,499)	(6,647)	(29,138)	(15,493)	(1,976,787)
Other transactions	—	—	(3)	—	9
Death benefits	—	—	—	—	—
Net loan activity	—	—	(19)	—	(180)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(574)	(28,812)	(7,210)	(13,280)	(1,162,474)
Net increase (decrease) in net assets	(1,289)	(27,424)	(2,454)	(18,956)	(1,915,905)
Net Assets:
Beginning of year	17,574	248,480	247,466	161,976	9,578,532
End of year	$16,285	$221,056	$245,012	$143,020	$7,662,627

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	BlackRock Advantage Large Cap Core Fund Sub-Account	BlackRock Advantage U.S. Total Market Fund Sub-Account	BlackRock Small Cap Growth Fund II Sub-Account (9)	BlackRock Mid Cap Dividend Fund Sub-Account	BlackRock International Dividend Fund Sub-Account
Operations:
Net investment income (loss)	$39	$181	$(1,036)	$10,568	$22,209
Net realized gain (loss) on security transactions	452	76	5,788	(14,810)	(70,082)
Net realized gain on distributions	5,151	16,131	33,393	76,880	19,505
Net unrealized appreciation (depreciation) of investments during the year	(9,774)	(23,115)	(15,573)	(215,958)	(81,892)
Net increase (decrease) in net assets resulting from operations	(4,132)	(6,727)	22,572	(143,320)	(110,260)
Unit transactions:
Purchases	5,018	6,242	13,812	133,872	129,284
Net transfers	—	—	(950,724)	1,685	(562,242)
Surrenders for benefit payments and fees	(4,333)	(224)	(11,372)	(164,287)	(127,766)
Other transactions	4	—	10	(6)	73
Death benefits	—	—	—	—	—
Net loan activity	—	—	(21)	(63)	(21)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	689	6,018	(948,295)	(28,799)	(560,672)
Net increase (decrease) in net assets	(3,443)	(709)	(925,723)	(172,119)	(670,932)
Net Assets:
Beginning of year	66,233	78,662	925,723	1,389,665	1,249,331
End of year	$62,790	$77,953	$—	$1,217,546	$578,399

(9)  Effective March 2, 2018 BlackRock Small Cap Growth Fund II merged with BlackRock Advantage Small Cap Growth Fund

(10)  Formerly Neuberger Berman Socially Responsive Fund. Change effective May 1, 2018

The accompanying notes are an integral part of these financial statements.

	BlackRock Mid Cap Growth Equity Portfolio Sub-Account	Victory Munder Mid-Cap Core Growth Fund Sub-Account	Neuberger Berman Sustainable Equity Fund Sub-Account (10)	Nuveen NWQ International Value Fund Sub-Account	The Oakmark International Small Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(2,870)	$(9,107)	$(5,758)	$123	$3,550
Net realized gain (loss) on security transactions	25,270	18,093	23,811	79	306
Net realized gain on distributions	12,075	998,700	128,141	—	24,408
Net unrealized appreciation (depreciation) of investments during the year	(29,665)	(1,479,878)	(245,752)	(13,931)	(149,516)
Net increase (decrease) in net assets resulting from operations	4,810	(472,192)	(99,558)	(13,729)	(121,252)
Unit transactions:
Purchases	38,454	166,371	185,064	7,053	—
Net transfers	22,545	26,605	1,446	20,518	35,579
Surrenders for benefit payments and fees	(80,791)	(385,187)	(226,066)	(374)	(62,436)
Other transactions	(12)	288	261	3	1
Death benefits	—	—	—	—	—
Net loan activity	(17)	(140)	(42)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(19,821)	(192,063)	(39,337)	27,200	(26,856)
Net increase (decrease) in net assets	(15,011)	(664,255)	(138,895)	13,471	(148,108)
Net Assets:
Beginning of year	264,736	3,669,534	1,617,459	48,259	508,372
End of year	$249,725	$3,005,279	$1,478,564	$61,730	$360,264

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	The Oakmark Equity and Income Fund Sub-Account	Oppenheimer Capital Appreciation Fund Sub-Account	Oppenheimer Global Fund Sub-Account	Oppenheimer Global Opportunities Fund Sub-Account	Oppenheimer International Growth Fund Sub-Account
Operations:
Net investment income (loss)	$165,688	$(4,702)	$(1,657)	$(3,287)	$31,115
Net realized gain (loss) on security transactions	122,518	2,972	250,950	2,209	111,837
Net realized gain on distributions	721,574	65,644	475,211	31,059	—
Net unrealized appreciation (depreciation) of investments during the year	(1,884,943)	(117,598)	(1,415,705)	(109,369)	(1,045,713)
Net increase (decrease) in net assets resulting from operations	(875,163)	(53,684)	(691,201)	(79,388)	(902,761)
Unit transactions:
Purchases	20,144	24,519	333,719	48,700	617,853
Net transfers	(55,187)	8,603	128,874	52,335	(34,027)
Surrenders for benefit payments and fees	(1,385,625)	(48,298)	(851,675)	(4,447)	(698,738)
Other transactions	144	2	7	5	(170)
Death benefits	—	—	—	—	—
Net loan activity	(45)	(12)	(68)	—	(38)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,420,569)	(15,186)	(389,143)	96,593	(115,120)
Net increase (decrease) in net assets	(2,295,732)	(68,870)	(1,080,344)	17,205	(1,017,881)
Net Assets:
Beginning of year	11,980,230	841,184	5,472,655	306,972	4,679,094
End of year	$9,684,498	$772,314	$4,392,311	$324,177	$3,661,213
The accompanying notes are an integral part of these financial statements.

	Oppenheimer Main Street Fund Sub-Account	Oppenheimer Global Strategic Income Fund Sub-Account	Oppenheimer Main Street Mid Cap Fund Sub-Account	Oppenheimer Developing Markets Fund Sub-Account	Oppenheimer Capital Income Fund Sub-Account
Operations:
Net investment income (loss)	$1,662	$26,132	$(19,873)	$(7,424)	$14
Net realized gain (loss) on security transactions	2,165	(5,500)	(15,744)	224,946	—
Net realized gain on distributions	91,053	—	312,013	—	—
Net unrealized appreciation (depreciation) of investments during the year	(150,955)	(56,121)	(632,859)	(956,399)	(48)
Net increase (decrease) in net assets resulting from operations	(56,075)	(35,489)	(356,463)	(738,877)	(34)
Unit transactions:
Purchases	66,609	85,469	260,403	395,442	214
Net transfers	23,748	(42,262)	(7,473)	(91,647)	—
Surrenders for benefit payments and fees	(21,134)	(43,527)	(898,749)	(1,365,404)	(3)
Other transactions	(1)	(57)	(1)	(482)	—
Death benefits	—	—	—	—	—
Net loan activity	(66)	—	(45)	(172)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	69,156	(377)	(645,865)	(1,062,263)	211
Net increase (decrease) in net assets	13,081	(35,866)	(1,002,328)	(1,801,140)	177
Net Assets:
Beginning of year	577,794	637,072	3,403,266	6,426,923	509
End of year	$590,875	$601,206	$2,400,938	$4,625,783	$686

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Oppenheimer International Bond Fund Sub-Account	Oppenheimer Mid Cap Value Fund Sub-Account	Oppenheimer Main Street All Cap Fund® Sub-Account	Oppenheimer Gold & Special Minerals Fund Sub-Account	Oppenheimer Real Estate Fund Sub-Account
Operations:
Net investment income (loss)	$140,300	$(2,600)	$(5,014)	$(13,402)	$14,208
Net realized gain (loss) on security transactions	(44,028)	63,670	16,435	(66,370)	(39,499)
Net realized gain on distributions	—	36,787	77,305	—	36,101
Net unrealized appreciation (depreciation) of investments during the year	(353,783)	(185,462)	(213,878)	(164,061)	(103,946)
Net increase (decrease) in net assets resulting from operations	(257,511)	(87,605)	(125,152)	(243,833)	(93,136)
Unit transactions:
Purchases	373,229	46,036	112,305	240,715	192,482
Net transfers	(112,828)	36,891	3,857	22,887	(35,681)
Surrenders for benefit payments and fees	(490,528)	(243,661)	(177,188)	(296,695)	(293,936)
Other transactions	(357)	4	2	4	1
Death benefits	—	—	—	—	—
Net loan activity	(98)	(23)	(47)	(142)	(94)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(230,582)	(160,753)	(61,071)	(33,231)	(137,228)
Net increase (decrease) in net assets	(488,093)	(248,358)	(186,223)	(277,064)	(230,364)
Net Assets:
Beginning of year	3,958,987	619,341	1,168,373	1,770,183	1,529,778
End of year	$3,470,894	$370,983	$982,150	$1,493,119	$1,299,414

The accompanying notes are an integral part of these financial statements.

	Oppenheimer Equity Income Fund Sub-Account	Oppenheimer International Diversified Fund Sub-Account	Oppenheimer Rising Dividends Fund Sub-Account	Putnam Global Equity Fund Sub-Account	Putnam VT High Yield Fund Sub-Account
Operations:
Net investment income (loss)	$60	$(242)	$(2)	$(261)	$17,955
Net realized gain (loss) on security transactions	2	508	64	525	(3,581)
Net realized gain on distributions	398	—	522	—	—
Net unrealized appreciation (depreciation) of investments during the year	(1,133)	(21,714)	(1,172)	(8,996)	(31,731)
Net increase (decrease) in net assets resulting from operations	(673)	(21,448)	(588)	(8,732)	(17,357)
Unit transactions:
Purchases	1,336	35,980	2,529	779	1,440
Net transfers	—	8,569	—	—	(70,604)
Surrenders for benefit payments and fees	(13)	(2,861)	(1,158)	(1,478)	(7,709)
Other transactions	2	(4)	1	—	—
Death benefits	—	—	—	—	—
Net loan activity	—	(19)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,325	41,665	1,372	(699)	(76,873)
Net increase (decrease) in net assets	652	20,217	784	(9,431)	(94,230)
Net Assets:
Beginning of year	4,864	102,863	6,661	68,113	436,385
End of year	$5,516	$123,080	$7,445	$58,682	$342,155

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Putnam VT International Growth Fund Sub-Account	Putnam VT Sustainable Leaders Fund Sub-Account (11)	Putnam VT Small Cap Value Fund Sub-Account	Pioneer Disciplined Value Fund Sub-Account	Pioneer Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(1,309)	$(2,907)	$(713)	$55	$593
Net realized gain (loss) on security transactions	(1,524)	9,789	(2,449)	(3,773)	1,402
Net realized gain on distributions	15,394	52,861	73,524	17,902	2,985
Net unrealized appreciation (depreciation) of investments during the year	(49,557)	(65,958)	(119,763)	(32,321)	(9,772)
Net increase (decrease) in net assets resulting from operations	(36,996)	(6,215)	(49,401)	(18,137)	(4,792)
Unit transactions:
Purchases	4,381	2,359	6,692	21,161	4,485
Net transfers	1,128	(17,940)	—	(13,551)	60,616
Surrenders for benefit payments and fees	(1,356)	(16,079)	(2,963)	(1,625)	(26,039)
Other transactions	1	—	—	3	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(1)	—
Net annuity transactions	—	—	(14,110)	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,154	(31,660)	(10,381)	5,987	39,063
Net increase (decrease) in net assets	(32,842)	(37,875)	(59,782)	(12,150)	34,271
Net Assets:
Beginning of year	168,823	410,076	249,399	128,540	26,430
End of year	$135,981	$372,201	$189,617	$116,390	$60,701

(11)  Formerly Putnam VT Multi-Cap Growth Fund. Change effective May 1, 2018

The accompanying notes are an integral part of these financial statements.

	Pioneer Fundamental Growth Fund Sub-Account	AllianzGI NFJ International Value Fund Sub-Account	AllianzGI NFJ Small-Cap Value Fund Sub-Account	AllianzGI NFJ Dividend Value Fund Sub-Account	AMG Managers Cadence Mid Cap Fund Sub-Account
Operations:
Net investment income (loss)	$(353)	$83	$27,794	$60,653	$(350)
Net realized gain (loss) on security transactions	469	(2)	(63,859)	(106,055)	1,098
Net realized gain on distributions	2,547	—	228,288	916,488	6,553
Net unrealized appreciation (depreciation) of investments during the year	(3,544)	(1,683)	(435,911)	(1,478,836)	(11,769)
Net increase (decrease) in net assets resulting from operations	(881)	(1,602)	(243,688)	(607,750)	(4,468)
Unit transactions:
Purchases	6,960	1,995	85,700	709,700	2,947
Net transfers	(10)	792	(34,509)	17,818	7,590
Surrenders for benefit payments and fees	(2,446)	(21)	(303,467)	(1,754,646)	(5,081)
Other transactions	2	2	8	468	4
Death benefits	—	—	—	—	—
Net loan activity	—	—	(8)	(284)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,506	2,768	(252,276)	(1,026,944)	5,460
Net increase (decrease) in net assets	3,625	1,166	(495,964)	(1,634,694)	992
Net Assets:
Beginning of year	43,134	7,696	1,473,043	6,324,704	35,741
End of year	$46,759	$8,862	$977,079	$4,690,010	$36,733

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	PIMCO Emerging Markets Bond Fund Sub-Account	Pioneer Fund Sub-Account	Pioneer High Yield Fund Sub-Account	Pioneer Strategic Income Fund Sub-Account	Pioneer Mid Cap Value Fund Sub-Account
Operations:
Net investment income (loss)	$15,554	$(751)	$50,997	$139,045	$(1,546)
Net realized gain (loss) on security transactions	(5,516)	(26,861)	(6,226)	(29,118)	2,996
Net realized gain on distributions	—	91,911	—	—	85,715
Net unrealized appreciation (depreciation) of investments during the year	(39,033)	(76,498)	(83,458)	(226,737)	(305,220)
Net increase (decrease) in net assets resulting from operations	(28,995)	(12,199)	(38,687)	(116,810)	(218,055)
Unit transactions:
Purchases	36,885	149,885	102,878	810,798	97,593
Net transfers	(2,295)	(25,214)	(68,196)	25,853	(126,781)
Surrenders for benefit payments and fees	(99,682)	(201,818)	(101,662)	(884,344)	(153,176)
Other transactions	(15)	(157)	(2,153)	(120)	8
Death benefits	—	—	—	—	—
Net loan activity	—	(34)	(42)	(226)	(33)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(65,107)	(77,338)	(69,175)	(48,039)	(182,389)
Net increase (decrease) in net assets	(94,102)	(89,537)	(107,862)	(164,849)	(400,444)
Net Assets:
Beginning of year	555,567	830,128	1,137,350	5,189,038	1,232,474
End of year	$461,465	$740,591	$1,029,488	$5,024,189	$832,030

The accompanying notes are an integral part of these financial statements.

	Pioneer Select Mid Cap Growth Fund Sub-Account	PIMCO Total Return ESG Fund Sub-Account	Putnam Equity Income Fund Sub-Account	Putnam High Yield Fund Sub-Account	Putnam International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(7,483)	$2,079	$7,755	$60,359	$4,809
Net realized gain (loss) on security transactions	21,262	(747)	22,134	(16,271)	21,991
Net realized gain on distributions	89,263	—	32,386	—	11,824
Net unrealized appreciation (depreciation) of investments during the year	(149,508)	(4,110)	(140,586)	(100,010)	(111,160)
Net increase (decrease) in net assets resulting from operations	(46,466)	(2,778)	(78,311)	(55,922)	(72,536)
Unit transactions:
Purchases	65,210	22,242	115,656	203,731	—
Net transfers	(86,465)	(11,124)	(20,017)	(128,074)	(25,956)
Surrenders for benefit payments and fees	(30,580)	(5,415)	(88,105)	(281,263)	(43,253)
Other transactions	2	3	264	1	2
Death benefits	—	—	—	—	—
Net loan activity	—	(10)	(17)	(39)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(51,833)	5,696	7,781	(205,644)	(69,207)
Net increase (decrease) in net assets	(98,299)	2,918	(70,530)	(261,566)	(141,743)
Net Assets:
Beginning of year	736,420	146,194	858,540	1,423,137	440,134
End of year	$638,121	$149,112	$788,010	$1,161,571	$298,391

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Putnam Sustainable Leaders Fund Sub-Account (12)	Putnam International Capital Opportunities Fund Sub-Account	Putnam Small Cap Growth Fund Sub-Account	Royce Total Return Fund Sub-Account	Royce Smaller-Companies Growth Fund Sub-Account
Operations:
Net investment income (loss)	$(31)	$(1,718)	$(794)	$157	$(2,075)
Net realized gain (loss) on security transactions	988	9,126	10,481	(64,422)	(1,960)
Net realized gain on distributions	135	16,629	2,326	111,194	167,586
Net unrealized appreciation (depreciation) of investments during the year	(868)	(60,482)	(17,534)	(141,539)	(221,713)
Net increase (decrease) in net assets resulting from operations	224	(36,445)	(5,521)	(94,610)	(58,162)
Unit transactions:
Purchases	8	21,149	7,636	107,763	15,642
Net transfers	—	(14,460)	(53,783)	27,394	(4,658)
Surrenders for benefit payments and fees	(4,313)	(12,438)	(5,383)	(102,319)	(35,204)
Other transactions	(1)	2	3	13	2
Death benefits	—	—	—	—	—
Net loan activity	—	(3)	—	(8)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(4,306)	(5,750)	(51,527)	32,843	(24,218)
Net increase (decrease) in net assets	(4,082)	(42,195)	(57,048)	(61,767)	(82,380)
Net Assets:
Beginning of year	4,856	227,513	162,857	723,484	609,687
End of year	$774	$185,318	$105,809	$661,717	$527,307

(12)  Formerly Putnam Multi-Cap Growth Fund. Change effective March 21, 2018

(13)  Formerly Columbia Diversified Equity Income Fund. Change effective February 28, 2018

The accompanying notes are an integral part of these financial statements.

	Royce Small-Cap Value Fund Sub-Account	Columbia Large Cap Value Fund Sub-Account (13)	Columbia Small/Mid Cap Value Fund Sub-Account	RidgeWorth Ceredex Small Cap Value Equity Fund Sub-Account	RidgeWorth Ceredex Mid-Cap Value Equity Fund Sub-Account
Operations:
Net investment income (loss)	$(2,178)	$1,226	$(1,462)	$4,262	$(1,600)
Net realized gain (loss) on security transactions	(21,989)	1,967	3,019	(81,056)	5,785
Net realized gain on distributions	20,546	10,960	20,977	148,626	127,448
Net unrealized appreciation (depreciation) of investments during the year	(13,881)	(28,803)	(76,973)	(231,021)	(225,687)
Net increase (decrease) in net assets resulting from operations	(17,502)	(14,650)	(54,439)	(159,189)	(94,054)
Unit transactions:
Purchases	41,468	9,632	72,597	142,875	143,441
Net transfers	(27,616)	(1,851)	(26,532)	(67,764)	(23,289)
Surrenders for benefit payments and fees	(65,180)	(11,955)	(8,279)	(364,884)	(341,853)
Other transactions	9	2	4	(21)	(24)
Death benefits	—	—	—	—	—
Net loan activity	(2)	(3)	(2)	(14)	(106)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(51,321)	(4,175)	37,788	(289,808)	(221,831)
Net increase (decrease) in net assets	(68,823)	(18,825)	(16,651)	(448,997)	(315,885)
Net Assets:
Beginning of year	249,428	133,732	277,274	1,453,388	1,370,202
End of year	$180,605	$114,907	$260,623	$1,004,391	$1,054,317

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	RidgeWorth Seix Total Return Bond Fund Sub-Account	RidgeWorth Ceredex Large Cap Value Equity Fund Sub-Account	DWS Real Estate Securities Fund Sub-Account (14)	DWS Equity Dividend Fund Sub-Account (15)	DWS Capital Growth Fund Sub-Account (16)
Operations:
Net investment income (loss)	$1,459	$1,073	$199	$2,307	$(38)
Net realized gain (loss) on security transactions	(311)	(6,069)	(8)	16,667	43
Net realized gain on distributions	—	27,546	304	15,177	737
Net unrealized appreciation (depreciation) of investments during the year	(2,762)	(40,184)	(1,207)	(37,495)	(1,217)
Net increase (decrease) in net assets resulting from operations	(1,614)	(17,634)	(712)	(3,344)	(475)
Unit transactions:
Purchases	7,727	19,134	—	12,526	5,222
Net transfers	—	(25,073)	—	—	(880)
Surrenders for benefit payments and fees	(3,985)	(39,586)	—	(58,710)	(8)
Other transactions	4	(315)	1	1	—
Death benefits	—	—	—	—	—
Net loan activity	(16)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	3,730	(45,840)	1	(46,183)	4,334
Net increase (decrease) in net assets	2,116	(63,474)	(711)	(49,527)	3,859
Net Assets:
Beginning of year	132,571	179,080	16,480	216,014	1,867
End of year	$134,687	$115,606	$15,769	$166,487	$5,726

(14)  Formerly Deutsche Real Estate Securities Fund. Change effective July 2, 2018

(15)  Formerly Deutsche Equity Dividend Fund. Change effective July 2, 2018

(16)  Formerly Deutsche Capital Growth Fund. Change effective July 2, 2018

(17)  Formerly Deutsche Enhanced Emerging Markets Fixed Income. Change effective July 2, 2018

(18)  Formerly Deutsche Core Equity VIP. Change effective July 2, 2018

(19)  Formerly Deutsche Global Growth Fund. Change effective July 2, 2018

The accompanying notes are an integral part of these financial statements.

	DWS Enhanced Emerging Markets Fixed Income Sub-Account (17)	SSgA S&P 500 Index Fund Sub-Account	DWS Core Equity VIP Sub-Account (18)	DWS Global Growth Fund Sub-Account (19)	Select Overseas Fund Sub-Account
Operations:
Net investment income (loss)	$590	$29,298	$971	$220	$(795)
Net realized gain (loss) on security transactions	(1,257)	41,776	1,215	1,013	8,550
Net realized gain on distributions	—	167,520	22,839	—	1,216
Net unrealized appreciation (depreciation) of investments during the year	(1,350)	(330,963)	(28,162)	(26,966)	(23,236)
Net increase (decrease) in net assets resulting from operations	(2,017)	(92,369)	(3,137)	(25,733)	(14,265)
Unit transactions:
Purchases	3,429	142,898	1,200	6,969	4,693
Net transfers	(20,267)	59,405	(20,758)	(1,896)	(60,001)
Surrenders for benefit payments and fees	(10)	(158,028)	(4,013)	(3,584)	(12)
Other transactions	1	1	—	5	1
Death benefits	—	—	—	—	—
Net loan activity	—	(20)	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(16,847)	44,256	(23,571)	1,494	(55,319)
Net increase (decrease) in net assets	(18,864)	(48,113)	(26,708)	(24,239)	(69,584)
Net Assets:
Beginning of year	41,864	1,802,515	88,730	143,447	82,583
End of year	$23,000	$1,754,402	$62,022	$119,208	$12,999

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MassMutual Select Total Return Bond Fund Sub-Account	MassMutual Blue Chip Growth Fund Sub-Account (20)	Select T. Rowe Price/ Frontier MC Gr II Fund Sub-Account	Select Western Strategic Bond Fund Sub-Account	ClearBridge Appreciation Fund Sub-Account
Operations:
Net investment income (loss)	$4,841	$(2)	$(601)	$4,185	$1,871
Net realized gain (loss) on security transactions	(3,484)	654	2,482	(654)	3,391
Net realized gain on distributions	—	—	4,166	—	27,105
Net unrealized appreciation (depreciation) of investments during the year	(3,835)	650	(6,037)	(8,852)	(58,105)
Net increase (decrease) in net assets resulting from operations	(2,478)	1,302	10	(5,321)	(25,738)
Unit transactions:
Purchases	32,534	427	7,784	18,322	49,202
Net transfers	4,909	8,226	94,028	(1,336)	123,081
Surrenders for benefit payments and fees	(51,012)	(7)	(44,475)	(5,459)	(92,498)
Other transactions	—	—	(1)	—	(399)
Death benefits	—	—	—	—	—
Net loan activity	(49)	—	—	(10)	(4)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(13,618)	8,646	57,336	11,517	79,382
Net increase (decrease) in net assets	(16,096)	9,948	57,346	6,196	53,644
Net Assets:
Beginning of year	266,657	—	60,815	207,288	453,599
End of year	$250,561	$9,948	$118,161	$213,484	$507,243

(20)  Funded as of December 24, 2018

The accompanying notes are an integral part of these financial statements.

	ClearBridge Aggressive Growth Fund Sub-Account	ClearBridge All Cap Value Fund Sub-Account	ClearBridge Mid Cap Fund Sub-Account	ClearBridge Small Cap Growth Fund Sub-Account	Thornburg International Value Fund Sub-Account
Operations:
Net investment income (loss)	$(403)	$(121)	$(3,741)	$(6,715)	$10,683
Net realized gain (loss) on security transactions	3,847	(25)	32,996	78,036	(69,242)
Net realized gain on distributions	4,334	3,337	36,173	113,523	—
Net unrealized appreciation (depreciation) of investments during the year	(9,451)	(8,641)	(199,123)	(137,879)	(611,383)
Net increase (decrease) in net assets resulting from operations	(1,673)	(5,450)	(133,695)	46,965	(669,942)
Unit transactions:
Purchases	2,284	1,960	166,861	94,869	258,703
Net transfers	(41,089)	6,977	(68,567)	6,239	617,563
Surrenders for benefit payments and fees	(2,771)	(19)	(233,020)	(195,838)	(611,447)
Other transactions	4	1	9	(3)	2
Death benefits	—	—	—	—	—
Net loan activity	(13)	—	(42)	(24)	(49)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(41,585)	8,919	(134,759)	(94,757)	264,772
Net increase (decrease) in net assets	(43,258)	3,469	(268,454)	(47,792)	(405,170)
Net Assets:
Beginning of year	70,595	27,082	1,175,466	881,118	3,067,493
End of year	$27,337	$30,551	$907,012	$833,326	$2,662,323

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Thornburg Value Fund Sub-Account	Thornburg Core Growth Fund Sub-Account	Timothy Plan Large/Mid Cap Value Fund Sub-Account	T. Rowe Price Growth Stock Fund, Inc. Sub-Account	T. Rowe Price Equity Income Fund Sub-Account
Operations:
Net investment income (loss)	$(8,059)	$(6,993)	$(1,040)	$(63,867)	$11,328
Net realized gain (loss) on security transactions	68,380	33,781	2,897	729,411	16,594
Net realized gain on distributions	—	—	16,982	510,003	97,877
Net unrealized appreciation (depreciation) of investments during the year	(226,702)	(55,260)	(36,824)	(1,258,837)	(266,626)
Net increase (decrease) in net assets resulting from operations	(166,381)	(28,472)	(17,985)	(83,290)	(140,827)
Unit transactions:
Purchases	133,794	81,285	30,944	1,024,434	156,503
Net transfers	11,467	28,042	7,333	(18,701)	(22,939)
Surrenders for benefit payments and fees	(265,660)	(116,570)	(7,274)	(2,698,288)	(95,164)
Other transactions	8	1	(20)	(284)	(135)
Death benefits	—	—	—	—	—
Net loan activity	(167)	(87)	—	(358)	(45)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(120,558)	(7,329)	30,983	(1,693,197)	38,220
Net increase (decrease) in net assets	(286,939)	(35,801)	12,998	(1,776,487)	(102,607)
Net Assets:
Beginning of year	1,756,964	739,407	165,136	7,932,181	1,327,212
End of year	$1,470,025	$703,606	$178,134	$6,155,694	$1,224,605

The accompanying notes are an integral part of these financial statements.

	T. Rowe Price Retirement 2010 Fund Sub-Account	T. Rowe Price Retirement 2020 Fund Sub-Account	T. Rowe Price Retirement 2030 Fund Sub-Account	T. Rowe Price Retirement 2040 Fund Sub-Account	T. Rowe Price Retirement 2050 Fund Sub-Account
Operations:
Net investment income (loss)	$10,773	$89,798	$72,090	$15,977	$161
Net realized gain (loss) on security transactions	12,016	133,656	168,015	157,822	150,074
Net realized gain on distributions	56,670	751,331	830,332	525,713	218,504
Net unrealized appreciation (depreciation) of investments during the year	(128,057)	(1,694,103)	(2,099,834)	(1,362,546)	(677,673)
Net increase (decrease) in net assets resulting from operations	(48,598)	(719,318)	(1,029,397)	(663,034)	(308,934)
Unit transactions:
Purchases	82,632	1,128,942	1,579,838	1,215,510	844,541
Net transfers	53,766	620,738	550,986	188,438	4,855
Surrenders for benefit payments and fees	(166,051)	(1,150,180)	(1,019,568)	(793,222)	(740,726)
Other transactions	2	14	25	26	113
Death benefits	—	—	—	—	—
Net loan activity	(52)	(180)	(492)	(322)	(246)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(29,703)	599,334	1,110,789	610,430	108,537
Net increase (decrease) in net assets	(78,301)	(119,984)	81,392	(52,604)	(200,397)
Net Assets:
Beginning of year	1,084,602	11,181,063	12,866,488	7,316,835	3,520,437
End of year	$1,006,301	$11,061,079	$12,947,880	$7,264,231	$3,320,040

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	T. Rowe Price Retirement Balanced Fund Sub-Account	UBS Global Allocation Fund Sub-Account	UBS US Allocation Fund Sub-Account	Vanguard Small-Cap Index Fund Sub-Account	Vanguard Mid-Cap Index Fund Sub-Account
Operations:
Net investment income (loss)	$3,109	$(31)	$21	$56,887	$40,496
Net realized gain (loss) on security transactions	(216)	57	1	192,372	114,397
Net realized gain on distributions	38,885	—	918	—	—
Net unrealized appreciation (depreciation) of investments during the year	(73,736)	(391)	(1,866)	(557,564)	(358,027)
Net increase (decrease) in net assets resulting from operations	(31,958)	(365)	(926)	(308,305)	(203,134)
Unit transactions:
Purchases	41,065	655	428	5,175	6,702
Net transfers	376,178	—	—	19,870	6,114
Surrenders for benefit payments and fees	(24,118)	(3)	—	(725,707)	(466,891)
Other transactions	(14)	2	1	—	47
Death benefits	—	—	—	—	—
Net loan activity	(12)	—	—	(7)	(6)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	393,099	654	429	(700,669)	(454,034)
Net increase (decrease) in net assets	361,141	289	(497)	(1,008,974)	(657,168)
Net Assets:
Beginning of year	443,981	3,758	10,254	4,306,819	2,741,648
End of year	$805,122	$4,047	$9,757	$3,297,845	$2,084,480

The accompanying notes are an integral part of these financial statements.

	Vanguard Total Bond Market Index Fund Sub-Account	Vanguard Total Stock Market Index Fund Sub-Account	Victory Diversified Stock Fund Sub-Account	Victory Special Value Fund Sub-Account	Victory Sycamore Small Company Opportunity Fund Sub-Account
Operations:
Net investment income (loss)	$31,451	$49,263	$(3,296)	$(7,658)	$(13,287)
Net realized gain (loss) on security transactions	(5,383)	166,088	(2,005)	57,519	217,495
Net realized gain on distributions	280	—	69,955	113,189	489,538
Net unrealized appreciation (depreciation) of investments during the year	(28,250)	(304,235)	(163,316)	(330,976)	(1,098,356)
Net increase (decrease) in net assets resulting from operations	(1,902)	(88,884)	(98,662)	(167,926)	(404,610)
Unit transactions:
Purchases	4,175	1,833	49,411	88,442	563,880
Net transfers	28,886	29,982	1,933	(78,397)	(308,178)
Surrenders for benefit payments and fees	(130,394)	(609,695)	(45,081)	(142,415)	(972,238)
Other transactions	42	—	8	(185)	(135)
Death benefits	—	—	—	—	—
Net loan activity	(1)	(11)	(3)	(35)	(181)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(97,292)	(577,891)	6,268	(132,590)	(716,852)
Net increase (decrease) in net assets	(99,194)	(666,775)	(92,394)	(300,516)	(1,121,462)
Net Assets:
Beginning of year	1,178,522	2,852,647	697,678	1,341,913	5,267,377
End of year	$1,079,328	$2,185,872	$605,284	$1,041,397	$4,145,915

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Victory Sycamore Established Value Fund Sub-Account	Invesco Small Cap Discovery Fund Sub-Account	Invesco Comstock Fund Sub-Account	Invesco Equity and Income Fund Sub-Account	Invesco Growth and Income Fund Sub-Account
Operations:
Net investment income (loss)	$86,339	$(11,989)	$60,958	$235,494	$18,275
Net realized gain (loss) on security transactions	167,129	5,111	142,190	262,498	61,443
Net realized gain on distributions	754,437	241,871	356,503	811,330	239,151
Net unrealized appreciation (depreciation) of investments during the year	(2,042,983)	(320,810)	(1,226,978)	(2,786,315)	(668,179)
Net increase (decrease) in net assets resulting from operations	(1,035,078)	(85,817)	(667,327)	(1,476,993)	(349,310)
Unit transactions:
Purchases	1,460,730	155,736	359,260	684,996	264,110
Net transfers	(86,345)	133,637	(81,177)	(190,953)	(85,239)
Surrenders for benefit payments and fees	(1,232,386)	(580,746)	(585,708)	(2,650,649)	(638,832)
Other transactions	(6)	1	(1,817)	(1,141)	—
Death benefits	—	—	—	—	—
Net loan activity	(79)	(91)	(457)	(484)	(100)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	141,914	(291,463)	(309,899)	(2,158,231)	(460,061)
Net increase (decrease) in net assets	(893,164)	(377,280)	(977,226)	(3,635,224)	(809,371)
Net Assets:
Beginning of year	9,906,657	1,838,849	5,683,338	16,868,501	2,857,190
End of year	$9,013,493	$1,461,569	$4,706,112	$13,233,277	$2,047,819

The accompanying notes are an integral part of these financial statements.

	Invesco Mid Cap Growth Fund Sub-Account	Invesco Quality Income Fund Sub-Account	Invesco Small Cap Value Fund Sub-Account	Invesco American Value Fund Sub-Account	Invesco Value Opportunities Fund Sub-Account
Operations:
Net investment income (loss)	$(10,118)	$18	$(8,369)	$(713)	$(2,104)
Net realized gain (loss) on security transactions	48,834	—	297	45	25,435
Net realized gain on distributions	135,594	—	169,474	10,106	62,326
Net unrealized appreciation (depreciation) of investments during the year	(242,838)	(22)	(435,567)	(23,339)	(198,421)
Net increase (decrease) in net assets resulting from operations	(68,528)	(4)	(274,165)	(13,901)	(112,764)
Unit transactions:
Purchases	126,760	209	158,087	12,945	597
Net transfers	50,089	—	(67,031)	—	(54,743)
Surrenders for benefit payments and fees	(324,946)	(3)	(289,981)	(14,756)	(26,560)
Other transactions	7	1	2	4	4
Death benefits	—	—	—	—	—
Net loan activity	(20)	—	(49)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(148,110)	207	(198,972)	(1,807)	(80,702)
Net increase (decrease) in net assets	(216,638)	203	(473,137)	(15,708)	(193,466)
Net Assets:
Beginning of year	1,321,160	531	1,266,956	102,037	656,220
End of year	$1,104,522	$734	$793,819	$86,329	$462,754

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Invesco Diversified Dividend Fund Sub-Account	Invesco American Franchise Fund Sub-Account	Invesco Global Core Equity Fund Sub-Account	Vanguard 500 Index Fund Sub-Account	Wells Fargo International Equity Fund Sub-Account
Operations:
Net investment income (loss)	$7,762	$(4,269)	$88	$96,183	$2,234
Net realized gain (loss) on security transactions	28,465	29,356	808	234,528	59
Net realized gain on distributions	19,231	63,925	3,223	—	—
Net unrealized appreciation (depreciation) of investments during the year	(93,143)	(119,224)	(13,016)	(499,497)	(19,732)
Net increase (decrease) in net assets resulting from operations	(37,685)	(30,212)	(8,897)	(168,786)	(17,439)
Unit transactions:
Purchases	49,725	24,167	6,052	19,295	6,130
Net transfers	(13,242)	23,745	—	15,248	(852)
Surrenders for benefit payments and fees	(249,815)	(37,744)	(13)	(798,571)	(142)
Other transactions	2	8	4	7	7
Death benefits	—	—	—	—	—
Net loan activity	(23)	(6)	—	(20)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(213,353)	10,170	6,043	(764,041)	5,143
Net increase (decrease) in net assets	(251,038)	(20,042)	(2,854)	(932,827)	(12,296)
Net Assets:
Beginning of year	644,486	689,526	51,522	5,417,551	95,370
End of year	$393,448	$669,484	$48,668	$4,484,724	$83,074
The accompanying notes are an integral part of these financial statements.

	Wells Fargo Core Bond Fund Sub-Account	Columbia Seligman Communications and Information Fund Sub-Account	Columbia Seligman Global Technology Fund Sub-Account	Columbia Select Small Cap Value Fund Sub-Account (21)	TIAA-CREF Large Cap Value Index Fund Sub-Account
Operations:
Net investment income (loss)	$1,070	$(3,222)	$(2,705)	$(140)	$50,579
Net realized gain (loss) on security transactions	(1,460)	19,944	5,778	164	27,284
Net realized gain on distributions	—	50,471	39,310	1,846	38,541
Net unrealized appreciation (depreciation) of investments during the year	(1,679)	(102,474)	(80,123)	(6,749)	(324,494)
Net increase (decrease) in net assets resulting from operations	(2,069)	(35,281)	(37,740)	(4,879)	(208,090)
Unit transactions:
Purchases	16,222	60,425	38,651	2,155	307,591
Net transfers	—	65,008	39,514	24	(8,601)
Surrenders for benefit payments and fees	(45,172)	(197,588)	(22,515)	(1,742)	(158,690)
Other transactions	2	4	5	—	(44)
Death benefits	—	—	—	—	—
Net loan activity	—	—	(3)	—	(74)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(28,948)	(72,151)	55,652	437	140,182
Net increase (decrease) in net assets	(31,017)	(107,432)	17,912	(4,442)	(67,908)
Net Assets:
Beginning of year	112,358	569,626	329,955	35,228	2,384,575
End of year	$81,341	$462,194	$347,867	$30,786	$2,316,667

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	TIAA-CREF Large Cap Growth Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Equity Index Fund Sub-Account	MM MSCI EAFE® International Index Fund Sub-Account	MassMutual RetireSMARTSM by JPMorgan 2015 Fund Sub-Account (22)
Operations:
Net investment income (loss)	$23,152	$4,034	$42,838	$5,948	$9,507
Net realized gain (loss) on security transactions	102,057	(178)	90,481	15,700	(1,427)
Net realized gain on distributions	62,033	—	11,668	6,320	22,801
Net unrealized appreciation (depreciation) of investments during the year	(235,071)	(5,637)	(335,293)	(79,173)	(47,973)
Net increase (decrease) in net assets resulting from operations	(47,829)	(1,781)	(190,306)	(51,205)	(17,092)
Unit transactions:
Purchases	364,516	30,884	467,820	87,162	42,931
Net transfers	66,096	1,387	98,926	7,177	—
Surrenders for benefit payments and fees	(166,067)	(4,356)	(328,343)	(41,162)	(148,676)
Other transactions	(53)	7	(27)	18	1
Death benefits	—	—	—	—	—
Net loan activity	(74)	—	(85)	(15)	(1)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	264,418	27,922	238,291	53,180	(105,745)
Net increase (decrease) in net assets	216,589	26,141	47,985	1,975	(122,837)
Net Assets:
Beginning of year	2,442,408	215,584	3,072,235	319,246	497,712
End of year	$2,658,997	$241,725	$3,120,220	$321,221	$374,875

(21)  Formerly Columbia Select Smaller-Cap Value Fund. Change effective October 1, 2018

(22)  Formerly MassMutual RetireSMARTSM 2015 Fund. Change effective Sepember 24, 2018

(23)  Formerly MassMutual RetireSMARTSM 2020 Fund. Change effective September 24, 2018

(24)  Formerly MassMutual RetireSMARTSM 2025 Fund. Change effective September 24, 2018

(25)  Formerly MassMutual RetireSMARTSM 2030 Fund. Change effective September 24, 2018

The accompanying notes are an integral part of these financial statements.

	MassMutual RetireSMARTSM by JPMorgan 2020 Fund Sub-Account (23)	MassMutual RetireSMARTSM by JPMorgan 2025 Fund Sub-Account (24)	MassMutual RetireSMARTSM by JPMorgan 2030 Fund Sub-Account (25)	MassMutual RetireSMARTSM by JPMorgan 2035 Fund Sub-Account (26)	MassMutual RetireSMARTSM by JPMorgan 2040 Fund Sub-Account (27)
Operations:
Net investment income (loss)	$15,420	$22,491	$30,550	$25,196	$22,071
Net realized gain (loss) on security transactions	(58,763)	(28,008)	(21,003)	(41,149)	(22,902)
Net realized gain on distributions	68,212	103,763	173,995	132,675	130,044
Net unrealized appreciation (depreciation) of investments during the year	(69,460)	(174,467)	(293,066)	(228,510)	(232,247)
Net increase (decrease) in net assets resulting from operations	(44,591)	(76,221)	(109,524)	(111,788)	(103,034)
Unit transactions:
Purchases	90,594	189,419	185,586	306,790	214,622
Net transfers	—	(19,772)	74,780	(8,901)	(1,920)
Surrenders for benefit payments and fees	(618,448)	(635,442)	(273,598)	(456,308)	(196,876)
Other transactions	—	2	1	2	3
Death benefits	—	—	—	—	—
Net loan activity	—	—	(25)	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(527,854)	(465,793)	(13,256)	(158,417)	15,829
Net increase (decrease) in net assets	(572,445)	(542,014)	(122,780)	(270,205)	(87,205)
Net Assets:
Beginning of year	907,903	1,409,793	1,554,723	1,242,485	1,103,003
End of year	$335,458	$867,779	$1,431,943	$972,280	$1,015,798

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MassMutual RetireSMARTSM by JPMorgan 2045 Fund Sub-Account (28)	MassMutual RetireSMARTSM by JPMorgan 2050 Fund Sub-Account (29)	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund Sub-Account (30)	MassMutual RetireSMARTSM by JPMorgan 2055 Fund Sub-Account (31)	American Century Heritage Fund Sub-Account
Operations:
Net investment income (loss)	$14,762	$8,537	$857	$4,126	$(4,968)
Net realized gain (loss) on security transactions	(33,472)	(15,342)	(532)	(11,422)	(416)
Net realized gain on distributions	89,673	65,791	423	22,900	154,422
Net unrealized appreciation (depreciation) of investments during the year	(148,121)	(105,278)	(2,172)	(35,758)	(193,974)
Net increase (decrease) in net assets resulting from operations	(77,158)	(46,292)	(1,424)	(20,154)	(44,936)
Unit transactions:
Purchases	189,567	153,174	10,561	134,957	58,385
Net transfers	(4,662)	16,652	—	(85)	(24,160)
Surrenders for benefit payments and fees	(279,308)	(161,710)	(8,468)	(135,007)	(29,241)
Other transactions	4	3	—	4	7
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	(50)	(38)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(94,399)	8,119	2,093	(181)	4,953
Net increase (decrease) in net assets	(171,557)	(38,173)	669	(20,335)	(39,983)
Net Assets:
Beginning of year	750,796	466,684	21,638	151,077	746,230
End of year	$579,239	$428,511	$22,307	$130,742	$706,247

(26)  Formerly MassMutual RetireSMARTSM 2035 Fund. Change effective September 24, 2018

(27)  Formerly MassMutual RetireSMARTSM 2040 Fund. Change effective September 24, 2018

(28)  Formerly MassMutual RetireSMARTSM 2045 Fund. Change effective September 24, 2018

(29)  Formerly MassMutual RetireSMARTSM 2050 Fund. Change effective September 24, 2018

(30)  Formerly MassMutual RetireSMARTSM In Retirement Fund. Change effective September 24, 2018

(31)  Formerly MassMutual RetireSMARTSM 2055. Change effective September 24, 2018

(32)  Effective April 20, 2018 HIMCO VIT Index Fund merged with Blackrock VI S&P 500 Index Fund

The accompanying notes are an integral part of these financial statements.

	ClearBridge Small Cap Value Fund Sub-Account	Oak Ridge Small Cap Growth Fund Sub-Account	HIMCO VIT Index Fund Sub-Account (32)	Oppenheimer Corporate Bond Fund Sub-Account	MassMutual Premier Strategic Emerging Markets Fund Sub-Account (33)
Operations:
Net investment income (loss)	$(11)	$(5,160)	$222,026	$14	$(48)
Net realized gain (loss) on security transactions	(4)	(79,632)	630,567	(4)	(5)
Net realized gain on distributions	192	84,616	994,669	—	—
Net unrealized appreciation (depreciation) of investments during the year	(616)	(38,544)	(1,822,568)	(40)	(1,102)
Net increase (decrease) in net assets resulting from operations	(439)	(38,720)	24,694	(30)	(1,155)
Unit transactions:
Purchases	198	75,950	196,823	1,495	200
Net transfers	—	(32,338)	(11,684,395)	2	7,452
Surrenders for benefit payments and fees	(44)	(45,090)	(325,012)	(17)	—
Other transactions	6	(17)	16	—	1
Death benefits	—	—	—	—	—
Net loan activity	—	(11)	(133)	—	—
Net annuity transactions	—	—	(3,336)	—	—
Net increase (decrease) in net assets resulting from unit transactions	160	(1,506)	(11,816,037)	1,480	7,653
Net increase (decrease) in net assets	(279)	(40,226)	(11,791,343)	1,450	6,498
Net Assets:
Beginning of year	1,811	543,890	11,791,343	40	—
End of year	$1,532	$503,664	$—	$1,490	$6,498

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	MassMutual Premier Small Cap Opportunities Fund Sub-Account	MassMutual Select Small Cap Growth Equity Fund Sub-Account (34)	Fidelity VIP Freedom 2035 Portfolio Sub-Account (35)	Fidelity VIP Freedom 2040 Portfolio Sub-Account	Fidelity VIP Freedom 2050 Portfolio Sub-Account
Operations:
Net investment income (loss)	$(561)	$—	$51	$(128)	$3
Net realized gain (loss) on security transactions	111	—	(2)	(215)	—
Net realized gain on distributions	20,036	73	161	—	11
Net unrealized appreciation (depreciation) of investments during the year	(43,212)	(122)	(1,295)	(2)	(57)
Net increase (decrease) in net assets resulting from operations	(23,626)	(49)	(1,085)	(345)	(43)
Unit transactions:
Purchases	23,462	461	—	—	—
Net transfers	18,207	—	8,437	92,823	—
Surrenders for benefit payments and fees	(4,817)	—	—	(92,478)	—
Other transactions	(19)	—	1	—	(1)
Death benefits	—	—	—	—	—
Net loan activity	(33)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	36,800	461	8,438	345	(1)
Net increase (decrease) in net assets	13,174	412	7,353	—	(44)
Net Assets:
Beginning of year	171,585	—	—	—	412
End of year	$184,759	$412	$7,353	$—	$368

(33)  Funded as of April 6, 2018

(34)  Funded as of August 29, 2018

(35)  Funded as of January 16, 2018

(36)  Funded as of April 20, 2018

The accompanying notes are an integral part of these financial statements.

	Ivy Small Cap Growth Fund Sub-Account	T. Rowe Price Retirement 2060 Fund Sub-Account (36)	MSIF Global Opportunity Portfolio Sub-Account	JPMorgan U.S. Government Money Market Fund Sub-Account	American Century U.S. Government Money Market Fund Sub-Account
Operations:
Net investment income (loss)	$(470)	$20	$(805)	$4,616	$9,465
Net realized gain (loss) on security transactions	(6,109)	(3)	1,205	—	—
Net realized gain on distributions	128,813	117	703	—	—
Net unrealized appreciation (depreciation) of investments during the year	(205,478)	(393)	(12,042)	—	—
Net increase (decrease) in net assets resulting from operations	(83,244)	(259)	(10,939)	4,616	9,465
Unit transactions:
Purchases	89,656	3,570	7,441	188,414	153,277
Net transfers	461,635	—	43,744	56,661	37,473
Surrenders for benefit payments and fees	(86,646)	(38)	(5,383)	(230,235)	(303,705)
Other transactions	127	—	(1)	9	6
Death benefits	—	—	—	—	—
Net loan activity	(19)	—	(9)	(123)	(84)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	464,753	3,532	45,792	14,726	(113,033)
Net increase (decrease) in net assets	381,509	3,273	34,853	19,342	(103,568)
Net Assets:
Beginning of year	615,676	—	53,165	1,038,662	1,318,525
End of year	$997,185	$3,273	$88,018	$1,058,004	$1,214,957

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	Invesco Balanced-Risk Commodity Strategy Fund Sub-Account	Columbia Select International Equity Fund Sub-Account	Putnam Growth Opportunities Fund Sub-Account	John Hancock New Opportunities Fund Sub-Account	Columbia Large Cap Growth III Sub-Account
Operations:
Net investment income (loss)	$(129)	$100	$(46)	$(3,299)	$(6,232)
Net realized gain (loss) on security transactions	61	86	13	23,525	19,960
Net realized gain on distributions	3	—	278	72,909	63,346
Net unrealized appreciation (depreciation) of investments during the year	(1,957)	(1,465)	(254)	(162,612)	(105,658)
Net increase (decrease) in net assets resulting from operations	(2,022)	(1,279)	(9)	(69,477)	(28,584)
Unit transactions:
Purchases	3,158	—	867	9,407	63,896
Net transfers	(26)	—	—	(36,301)	4,538
Surrenders for benefit payments and fees	(1,424)	(488)	(15)	(62,773)	(106,929)
Other transactions	1	2	—	2	1
Death benefits	—	—	—	—	—
Net loan activity	—	—	—	—	(5)
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,709	(486)	852	(89,665)	(38,499)
Net increase (decrease) in net assets	(313)	(1,765)	843	(159,142)	(67,083)
Net Assets:
Beginning of year	14,531	8,493	2,991	572,327	627,477
End of year	$14,218	$6,728	$3,834	$413,185	$560,394

(37)  Effective October 26, 2018 Hartford Global Capital Appreciation Fund merged with Hartford International Equity Fund

The accompanying notes are an integral part of these financial statements.

	Hartford Global Capital Appreciation Fund Sub-Account (37)	Victory RS Value Fund Sub-Account	Pioneer Global Equity Fund Sub-Account	BlackRock Advantage Small Cap Growth Fund Sub-Account (38)	MassMutual Select T.Rowe Price Retire 2035 Fund Sub-Account (39)
Operations:
Net investment income (loss)	$493	$11,322	$(2,091)	$(4,527)	$218
Net realized gain (loss) on security transactions	(10,569)	(23,596)	8,519	6,773	—
Net realized gain on distributions	109,646	208,736	85,692	202,972	1
Net unrealized appreciation (depreciation) of investments during the year	(193,585)	(389,728)	(287,803)	(272,918)	(1,060)
Net increase (decrease) in net assets resulting from operations	(94,015)	(193,266)	(195,683)	(67,700)	(841)
Unit transactions:
Purchases	75,812	4,546	121,437	69,569	500
Net transfers	(1,118,845)	(66,026)	(79,478)	950,243	18,343
Surrenders for benefit payments and fees	(60,023)	(176,823)	(142,630)	(166,252)	(1)
Other transactions	—	1	10	27	—
Death benefits	—	—	—	—	—
Net loan activity	—	(5)	(10)	(28)	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,103,056)	(238,307)	(100,671)	853,559	18,842
Net increase (decrease) in net assets	(1,197,071)	(431,573)	(296,354)	785,859	18,001
Net Assets:
Beginning of year	1,197,071	2,061,235	1,279,058	—	—
End of year	$—	$1,629,662	$982,704	$785,859	$18,001

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Year Ended December 31, 2018

	BlackRock S&P 500 Index V.I. Fund Sub-Account (40)	Hartford International Equity Fund Sub-Account (41)	BNY Mellon Insight Core Plus Fund Sub-Account (42)	MM Russell 2000® Small Cap Index Fund Sub-Account	MM S&P 500® Index Fund Sub-Account
Operations:
Net investment income (loss)	$73,784	$1,146	$3,745	$(1,041)	$9,685
Net realized gain (loss) on security transactions	5,947	(27,146)	(11)	6,095	(132,961)
Net realized gain on distributions	484,641	2,071	—	8,950	196,528
Net unrealized appreciation (depreciation) of investments during the year	(1,135,609)	(16,206)	4,156	(26,900)	(141,010)
Net increase (decrease) in net assets resulting from operations	(571,237)	(40,135)	7,890	(12,896)	(67,758)
Unit transactions:
Purchases	395,111	17,481	2,567	44,630	208,463
Net transfers	11,508,769	1,087,231	672,857	(4,434)	(153,274)
Surrenders for benefit payments and fees	(1,176,844)	(685,657)	(8,130)	(82,269)	(79,118)
Other transactions	(6)	(5)	8	5	1
Death benefits	—	—	—	—	—
Net loan activity	(205)	—	—	(24)	(54)
Net annuity transactions	(9,703)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	10,717,122	419,050	667,302	(42,092)	(23,982)
Net increase (decrease) in net assets	10,145,885	378,915	675,192	(54,988)	(91,740)
Net Assets:
Beginning of year	—	—	—	185,875	1,450,335
End of year	$10,145,885	$378,915	$675,192	$130,887	$1,358,595

(38)  Funded as of March 2, 2018

(39)  Funded as of November 14, 2018

(40)  Funded as of April 20, 2018

(41)  Funded as of October 26, 2018

(42)  Funded as of October 19, 2018

The accompanying notes are an integral part of these financial statements.

	MM S&P Mid Cap Index Fund Sub-Account	Russell Balanced Strategy Fund Sub-Account	Russell Conservative Strategy Fund Sub-Account	Russell Equity Growth Strategy Fund Sub-Account	Russell Growth Strategy Fund Sub-Account
Operations:
Net investment income (loss)	$2,288	$13,532	$283	$53	$26,011
Net realized gain (loss) on security transactions	42,830	(523)	(16)	—	(180)
Net realized gain on distributions	86,743	—	111	—	6,099
Net unrealized appreciation (depreciation) of investments during the year	(331,791)	(34,096)	(964)	(221)	(81,757)
Net increase (decrease) in net assets resulting from operations	(199,930)	(21,087)	(586)	(168)	(49,827)
Unit transactions:
Purchases	306,179	52,145	864	879	74,541
Net transfers	29,375	(5,546)	—	—	4,394
Surrenders for benefit payments and fees	(358,909)	(10,293)	(65)	(2)	(14,953)
Other transactions	(34)	1	1	—	1
Death benefits	—	—	—	—	—
Net loan activity	(58)	—	—	—	—
Net annuity transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(23,447)	36,307	800	877	63,983
Net increase (decrease) in net assets	(223,377)	15,220	214	709	14,156
Net Assets:
Beginning of year	1,726,898	260,279	16,121	660	533,801
End of year	$1,503,521	$275,499	$16,335	$1,369	$547,957

Separate Account Eleven

Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Year Ended December 31, 2018

	Russell Moderate Strategy Fund Sub-Account	PIMCO Total Return Fund Sub-Account	PIMCO Real Return Fund Sub-Account
Operations:
Net investment income (loss)	$12,845	$398,342	$253,922
Net realized gain (loss) on security transactions	(299)	(358,664)	(180,355)
Net realized gain on distributions	1,232	—	—
Net unrealized appreciation (depreciation) of investments during the year	(34,465)	(306,578)	(460,958)
Net increase (decrease) in net assets resulting from operations	(20,687)	(266,900)	(387,391)
Unit transactions:
Purchases	28,155	1,952,321	1,122,121
Net transfers	(480)	(240,352)	73,920
Surrenders for benefit payments and fees	(7,435)	(4,300,140)	(3,140,592)
Other transactions	—	407	310
Death benefits	—	—	—
Net loan activity	—	(567)	(429)
Net annuity transactions	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	20,240	(2,588,331)	(1,944,670)
Net increase (decrease) in net assets	(447)	(2,855,231)	(2,332,061)
Net Assets:
Beginning of year	380,654	20,275,654	14,403,656
End of year	$380,207	$17,420,423	$12,071,595

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements

I.  Organization

Separate Account Eleven (the "Account") is a separate investment account established by Talcott Resolution Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

On May 31, 2018, a Stock and Asset Purchase Agreement was completed by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc. ("HFSG"), Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP ("Buyer Parent") and Hopmeadow Holdings GP LLC ("Buyer Parent GP"), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. ("HLI"), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the "Talcott Resolution Sale Transaction"). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the "Investor Group") led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group. The administration, terms, features and benefits of the contracts will not change as a result of the sale.

The Account is comprised of the following Sub-Accounts:

American Century Equity Income Fund, American Century Growth Fund, American Century Ultra® Fund, American Century VP Balanced Fund, American Century VP International Fund, American Century Small Cap Value Fund, American Century Large Company Value Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund, Invesco Small Cap Equity Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, Domini Impact Equity Fund, AB Global Bond Fund, AB Global Risk Allocation Fund, AB Sustainable International Thematic Fund, AB International Value Fund, AB Growth Fund, AB Discovery Growth Fund, AB Discovery Value Fund, AB Value Fund, AB High Income

Fund, American Funds AMCAP Fund®, American Funds American Balanced Fund®, American Funds Capital Income Builder®, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors FundSM, American Funds New Perspective Fund®, American Funds The Bond Fund of America®, American Funds The Growth Fund of America®, American Funds The Income Fund of America®, American Funds The Investment Company of America®, American Funds The New Economy Fund®, American Funds Washington Mutual Investors FundSM, American Funds American Mutual Fund®, American Funds Capital World Growth and Income Fund®, American Funds SMALLCAP World Fund®, New World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Rising Dividend Fund, Ave Maria Value Fund, Ave Maria Growth Fund, BlackRock LifePath® Dynamic Retirement Fund (merged with BlackRock LifePath® Dynamic 2020 Fund), BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2050 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2055 Fund, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio, BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Advantage Large Cap Growth Fund, Calvert VP SRI Balanced Portfolio, Calvert Equity Fund, Calvert Bond Fund, Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Small Cap Value I Fund, Columbia Select Mid Cap Value Fund, Columbia Acorn Fund, Columbia Large Cap Growth Fund III*, CRM Mid Cap Value Fund, Columbia Disciplined Small Core Fund, Calamos Global Equity Fund*, Calamos International Growth Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Delaware Diversified Income Fund, Delaware Extended Duration Bond Fund, Dreyfus Bond Market Index Fund, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus S&P 500 Index Fund, BNY Mellon Insight Core Plus Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Eaton Vance Atlanta Capital SMID-Cap Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Utility & Telecommunications Fund, Alger Capital Appreciation Institutional Portfolio, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Select Fund, Nuveen Santa Barbara Dividend Growth Fund*, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Federated Equity Income Fund, Inc., Federated Fund for U.S. Government Securities Fund, Federated MDT Mid Cap Growth Fund, Federated High Income Bond Fund, Federated Kaufmann Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated Clover Small Value Fund, Federated International Leaders Fund, Fidelity® VIP Growth Opportunities Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Balanced Portfolio, Fidelity® VIP Growth & Income Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP FundsManager 70% Portfolio*, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2035 Portfolio*, Templeton Growth Fund, Inc., Fidelity Advisor® Stock Selector All Cap Fund, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Franklin Mutual Global Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund, Templeton Foreign Fund, Highland Premier Growth Equity, Goldman Sachs Income Builder Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs Government Income Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Focused International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, Frost Value Equity Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, The Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund*, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, The Hart-

ford High Yield, The Hartford Target Retirement 2030 Fund*, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund, The Hartford Growth Opportunities Fund, The Hartford Value Opportunities Fund, Hartford Moderate Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, The Hartford Inflation Plus Fund, The Hartford Equity Income Fund, The Hartford Balanced Income Fund, Hartford Global Impact Fund (merged with The Hartford International Small Company Fund), The Hartford MidCap Value Fund, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Technology Fund, Ivy Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Henderson Forty Portfolio, Janus Henderson Global Research Portfolio, Janus Henderson Enterprise Portfolio, Janus Henderson Balanced Portfolio, Janus Henderson Overseas Portfolio, Janus Henderson Flexible Bond Fund, Janus Henderson Forty Fund, Janus Henderson Balanced Fund, Janus Henderson Enterprise Fund, Janus Henderson Overseas Fund, Janus Henderson Global Research Fund, Janus Henderson Mid Cap Value Fund, PGIM Jennison Natural Resources Fund, PGIM Jennison Mid-Cap Growth Fund, PGIM Jennison 20/20 Focus Fund, JPMorgan Large Cap Growth Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund, JP Morgan Smart Retirement 2055 Fund, Keeley Small Cap Dividend Value Fund (merged with Keeley Small Cap Value Fund), Loomis Sayles Bond Fund, LKCM Aquinas Catholic Equity Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Total Return Fund, Lord Abbett Developing Growth Fund, Lord Abbett International Equity Inv Opt, Lord Abbett Value Opportunities Fund, Clearbridge Value Trust, BMO Mid-Cap Value Fund, MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (merged with MassMutual RetireSMARTSM by JPMorgan 2010 Fund), MFS® Emerging Markets Debt Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS

Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Total Return Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS Utilities Series, MFS Growth Fund, MFS High Yield Portfolio, BlackRock Global Allocation Fund, Inc., BlackRock Advantage Large Cap Core Fund, BlackRock Advantage U.S. Total Market Fund, BlackRock Advantage Small Cap Growth Fund, BlackRock Mid Cap Dividend Fund, BlackRock International Dividend Fund, BlackRock Mid Cap Growth Equity Portfolio, Victory Munder Mid-Cap Core Growth Fund, Neuberger Berman Sustainable Equity Fund, Nuveen NWQ International Value Fund, The Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Invesco Oppenheimer Capital Appreciation Fund (formerly Oppenheimer Capital Appreciation Fund), Invesco Oppenheimer Global Fund (formerly Oppenheimer Global Fund), Invesco Oppenheimer Global Opportunities Fund (formerly Oppenheimer Global Opportunities Fund), Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund), Invesco Oppenheimer Main Street Fund (formerly Oppenheimer Main Street Fund), Invesco Oppenheimer Global Strategic Income Fund (formerly Oppenheimer Global Strategic Income Fund), Invesco Oppenheimer Main Street Mid Cap Fund (formerly Oppenheimer Main Street Mid Cap Fund), Invesco Oppenheimer Developing Markets Fund (formerly Oppenheimer Developing Markets Fund), Invesco Oppenheimer Capital Income Fund (formerly Oppenheimer Capital Income Fund), Invesco Oppenheimer International Bond Fund (formerly Oppenheimer International Bond Fund), Invesco Oppenheimer Mid Cap Value Fund (formerly Oppenheimer Mid Cap Value Fund), Invesco Oppenheimer Main Street All Cap Fund® (formerly Oppenheimer Main Street All Cap Fund®), Invesco Oppenheimer Gold & Special Minerals Fund (formerly Oppenheimer Gold & Special Minerals Fund), Invesco Oppenheimer Real Estate Fund (formerly Oppenheimer Real Estate Fund), Invesco Oppenheimer Equity Income Fund (formerly Oppenheimer Equity Income Fund), Invesco Oppenheimer International Diversified Fund (formerly Oppenheimer International Diversified Fund), Invesco Oppenheimer Rising Dividends Fund (formerly Oppenheimer Rising Dividends Fund), Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value Fund, Pioneer Disciplined Value Fund, Pioneer Equity Income Fund, Pioneer Fundamental Growth Fund, AllianzGI NFJ International Value Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AMG Managers Cadence Mid Cap Fund, PIMCO Total Return Fund, PIMCO Emerging Markets

Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Select Mid Cap Growth Fund, PIMCO Total Return ESG Fund, Putnam Equity Income Fund, Putnam High Yield Fund, Putnam International Equity Fund, Putnam Sustainable Leaders Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Value Fund, Columbia Large Cap Value Fund, Columbia Small/Mid Cap Value Fund, RidgeWorth Ceredex Small Cap Value Equity Fund, RidgeWorth Ceredex Mid-Cap Value Equity Fund, RidgeWorth Seix Total Return Bond Fund, RidgeWorth Ceredex Large Cap Value Equity Fund, DWS Real Estate Securities Fund, DWS Equity Dividend Fund, DWS Capital Growth Fund, DWS Enhanced Emerging Markets Fixed Income, SSgA S&P 500 Index Fund, DWS Core Equity VIP, DWS Global Growth Fund, Select Overseas Fund, MassMutual Select Total Return Bond Fund, MassMutual Blue Chip Growth Fund, Select T. Rowe Price/Frontier MC Gr II Fund, Select Western Strategic Bond Fund, ClearBridge Appreciation Fund, ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund, ClearBridge Mid Cap Fund, ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund*, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Equity Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Balanced Fund, UBS Global Allocation Fund, UBS US Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Sycamore Small Company Opportunity Fund, Victory Sycamore Established Value Fund, Invesco Small Cap Discovery Fund, Invesco Comstock Fund, Invesco Equity and Income Fund, Invesco Growth and Income Fund, Invesco Mid Cap Growth Fund, Invesco Quality Income Fund, Invesco Small Cap Value Fund, Invesco American Value Fund, Invesco Value Opportunities Fund, Invesco Diversified Dividend Fund, Invesco American Franchise Fund, Invesco Global Core Equity Fund, Vanguard 500 Index Fund, Wells Fargo International Equity Fund, Wells Fargo Core Bond Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Select Small Cap Value Fund, TIAA-CREF Large Cap Value Index Fund, TIAA-CREF Large Cap Growth Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Equity Index Fund, MM MSCI EAFE® International Index Fund, MassMutual

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

RetireSMARTSM by JPMorgan In Retirement Fund (merged with MassMutual RetireSMARTSM by JPMorgan 2015 Fund), MassMutual RetireSMARTSM by JPMorgan 2020 Fund, MassMutual RetireSMARTSM by JPMorgan 2025 Fund, MassMutual RetireSMARTSM by JPMorgan 2030 Fund, MassMutual RetireSMARTSM by JPMorgan 2035 Fund, MassMutual RetireSMARTSM by JPMorgan 2040 Fund, MassMutual RetireSMARTSM by JPMorgan 2045 Fund, MassMutual RetireSMARTSM by JPMorgan 2050 Fund, MassMutual RetireSMARTSM by JPMorgan In Retirement Fund, MassMutual RetireSMARTSM by JPMorgan 2055 Fund, American Century Heritage Fund, ClearBridge Small Cap Value Fund, North Square Oak Ridge Small Cap Growth Fund (formerly Oak Ridge Small Cap Growth Fund), Blackrock VI S&P 500 Index Fund, Invesco Oppenheimer Corporate Bond Fund (formerly Oppenheimer Corporate Bond Fund), Invesco Oppenheimer Intermediate Income Fund, MassMutual Premier Strategic Emerging Markets Fund, MassMutual Premier Small Cap Opportunities Fund, MassMutual Select Small Cap Growth Equity Fund, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Ivy Small Cap Growth Fund, T. Rowe Price Retirement 2060 Fund, MSIF Global Opportunity Portfolio, JPMorgan U.S. Government Money Market Fund, American Century U.S. Government Money Market Fund, Invesco Balanced-Risk Commodity Strategy Fund, Columbia Select International Equity Fund, Putnam Growth Opportunities Fund, John Hancock New Opportunities Fund, Columbia Large Cap Growth III, Victory RS Value Fund, Hartford International Equity Fund, Pioneer Global Equity Fund, MassMutual Select T.Rowe Price Retire 2030 Fund, MassMutual Select T.Rowe Price Retire 2035 Fund, MassMutual Select T.Rowe Price Retire 2040 Fund, MassMutual Select T.Rowe Price Retire 2050 Fund, MassMutual Select T.Rowe Price Retire 2055 Fund, MassMutual Select T.Rowe Price Retire 2060 Fund, BlackRock S&P 500 Index V.I. Fund, Hartford International Equity Fund, BNY Mellon Insight Core Plus Fund, Keeley Small Cap Dividend Value Fund, Hartford Global Impact Fund, MM Russell 2000® Small Cap Index Fund, MM S&P 500® Index Fund, MM S&P Mid Cap Index Fund, Russell Balanced Strategy Fund, Russell Conservative Strategy Fund, Russell Equity Growth Strategy Fund, Russell Growth Strategy Fund, and Russell Moderate Strategy Fund.

  *  These funds were not funded as of December 31, 2019, and as a result, are not presented in the statements of assets and liabilities.

    During 2019, No sub-accounts were liquidated.

The sub-accounts are invested in mutual funds (the "Funds") of the same name.

If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. For financial statement purposes, assets received by the Sub-Account were recorded at fair value as follows:

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

Surviving Sub-Account	Assets Received in 2019
BlackRock LifePath® Dynamic Retirement Fund	$16,048,000
Keeley Small Cap Dividend Value Fund	1,092,814
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	443,232
Hartford Global Impact Fund	26,035
Surviving Sub-Account	Assets Received in 2018
Templeton Growth Fund, Inc.	$64,263
BlackRock Advantage Small Cap Growth Fund	876,943
Blackrock VI S&P 500 Index Fund	11,496,374
Hartford International Equity Fund	1,088,207
BNY Mellon Insight Core Plus Fund	672,857

2. Significant Accounting Policies:

The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

a)  Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the exdividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

b) Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)  Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

e)  Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

f)  Fair Value Measurements — The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2019 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2019, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2018 and 2019.

3.  Administration of the Account and Related Charges

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)  Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b)  Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c)  Annual Maintenance Fees — An annual maintenance fee up to $30 may be charged. These charges are deducted

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

d)  Transactions with Related Parties — Affiliates of both the Sponsor Company and the Agent for Service act in the capacity of investment advisor to certain funds that are available to the Sub-Accounts. The closing net asset value of the associated fund are subject to the following fee rates paid to the affiliate. On April 20, 2018 the HIMCO VIT funds were merged with Blackrock funds. Up to and including May 31, 2018 the Sponsor Company and its affiliates received fees from the HLS funds for services provided. As a result of the Talcott Resolution Sale Transaction disclosed in Note 1, the HLS funds are no longer affiliated with the Sponsor Company or its affiliates.

Investment Advisor	Fund Family	Maximum Annual Fee	Affiliated Party
Hartford Funds	Hartford HLS	0.90%	Sponsor Company
MML Investment Advisers, LLC	MassMutual RetireSMART	0.21%	Agent for Service
OFI Global Asset Management, Inc.	Oppenheimer	1.00%	Agent for Service
Hartford Investment Management Company (HIMCO)	HIMCO VIT	0.30%	Sponsor Company

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of Investments for the period ended December 31, 2019 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century Equity Income Fund	$4,623,702	$5,974,624
American Century Growth Fund	1,502,904	3,081,967
American Century Ultra® Fund	42,768	120,047
American Century VP Balanced Fund	15,309	38,338
American Century VP International Fund	8,030	13,670
American Century Small Cap Value Fund	189,108	616,164
American Century Large Company Value Fund	5,599	6,087
American Century Inflation-Adjusted Bond Fund	14,244	2,162
American Century Equity Growth Fund	26,624	353,988
American Century VP Income & Growth Fund	28,635	78,861
American Century VP Ultra Fund	108,205	55,940
American Century VP Value Fund	81,538	138,207
American Century Mid Cap Value Fund	195,761	551,606
Invesco V.I. Small Cap Equity Fund	11,645	658
Invesco V.I. Diversified Dividend Fund	2,490	8,714
Invesco European Growth Fund	30,414	122,840
Invesco International Growth Fund	77,074	45,516
Invesco Mid Cap Core Equity Fund	59,016	147,005
Invesco Small Cap Growth Fund	492,666	1,021,476
Invesco Real Estate Fund	879,183	1,065,674
Invesco Small Cap Equity Fund	198,461	453,703
Invesco Developing Markets Fund	481,420	637,025
American Century Diversified Bond Fund	62,375	11,157
Domini Impact Equity Fund	266,547	825,873
AB Global Bond Fund	22,972	3,459
AB Global Risk Allocation Fund	12,513	12,471
AB Relative Value Fund	13,470	146,627
AB Sustainable International Thematic Fund	100,058	163,997
AB International Value Fund	68,404	105,622
AB Growth Fund	6,687	60,011

Sub-Account	Purchases at Cost	Proceeds from Sales
AB Discovery Growth Fund	$40,114	$172,544
AB Discovery Value Fund	116,065	263,683
AB Value Fund	1,901	426
AB High Income Fund	159,469	180,400
American Funds AMCAP Fund®	550,653	1,329,015
American Funds American Balanced Fund®	1,547,735	1,398,174
American Funds Capital Income Builder®	1,849,318	2,257,501
American Funds EuroPacific Growth Fund	2,479,842	8,140,203
American Funds Fundamental Investors FundSM	2,356,927	2,919,301
American Funds New Perspective Fund®	1,434,613	1,448,781
American Funds The Bond Fund of America®	632,991	659,674
American Funds The Growth Fund of America®	6,359,092	10,438,896
American Funds The Income Fund of America®	1,535,011	2,314,184
American Funds The Investment Company of America®	1,403,472	1,902,309
American Funds The New Economy Fund®	500,975	512,858
American Funds Washington Mutual Investors FundSM	763,969	949,941
American Funds American Mutual Fund®	677,645	727,696
American Funds Capital World Growth and Income Fund®	2,033,711	3,488,269
American Funds SMALLCAP World Fund®	195,453	269,568
New World Fund	67,022	27,271
Ariel Appreciation Fund	26,256	12,201
Ariel Fund	38,791	10,591
Artisan Mid Cap Value Fund	413,309	495,225
Ave Maria Rising Dividend Fund	238,576	592,140
Ave Maria Value Fund	1,676	319
Ave Maria Growth Fund	101,359	11,909
BlackRock LifePath® Dynamic 2020 Fund	2,209,891	21,209,506
BlackRock LifePath® Dynamic 2030 Fund	4,031,009	5,453,767
BlackRock LifePath® Dynamic 2040 Fund	4,429,937	5,748,059
BlackRock LifePath® Dynamic Retirement Fund	16,627,861	941,019
BlackRock LifePath® Dynamic 2050 Fund	1,221,664	1,071,375
BlackRock LifePath® Dynamic 2025 Fund	70,158	84,395
BlackRock LifePath® Dynamic 2035 Fund	114,612	44,271
BlackRock LifePath® Dynamic 2045 Fund	105,668	12,488
BlackRock LifePath® Dynamic 2055 Fund	198,856	47,940
Baron Small Cap Fund	275,066	374,101
BlackRock U.S. Government Bond Portfolio	21,566	45,553
BlackRock Equity Dividend Fund	578,207	699,076
BlackRock Capital Appreciation Fund	193,865	104,389
BlackRock Advantage Large Cap Growth Fund	14,253	44,617
Calvert VP SRI Balanced Portfolio	27,780	7,039
Calvert Equity Fund	1,003,008	2,439,853
Calvert Bond Fund	382,559	451,055
Calvert Income Fund	155,447	61,093
Columbia Contrarian Core Fund	89,372	318,754
Columbia Small Cap Value I Fund	5,187	2,297
Columbia Select Mid Cap Value Fund	116,889	232,099
Columbia Acorn Fund	642,080	219,429
CRM Mid Cap Value Fund	40,817	37,240
Columbia Disciplined Small Core Fund	17,495	6,519

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Calamos International Growth Fund	$1	$13
Davis Financial Fund	46,345	16,650
Davis New York Venture Fund	870,202	823,622
Davis Opportunity Fund	16,043	9,656
Delaware Diversified Income Fund	50,681	303,467
Delaware Extended Duration Bond Fund	3,548	19,250
Dreyfus Bond Market Index Fund	2,767,272	2,933,908
Dreyfus VIF Appreciation Portfolio	17,207	22,072
Dreyfus International Stock Index Fund	11,931	64,812
Dreyfus MidCap Index Fund	3,462,536	4,680,565
Dreyfus SmallCap Stock Index Fund	2,748,196	2,815,187
Dreyfus VIF Growth and Income Portfolio	8,606	23,194
Dreyfus VIF Quality Bond Portfolio Fund	6,936	354
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	225	40
Dreyfus S&P 500 Index Fund	9,237,851	8,689,462
Eaton Vance Large-Cap Value Fund	302,908	900,189
Eaton Vance Dividend Builder Fund	148,281	180,450
Eaton Vance Worldwide Health Sciences Fund	206,876	124,542
Eaton Vance Income Fund of Boston	492,188	664,369
Eaton Vance Balanced Fund	65,736	63,991
Eaton Vance Atlanta Capital SMID-Cap Fund	272,644	610,549
Wells Fargo Asset Allocation Fund	13,681	48,772
Wells Fargo Emerging Markets Equity Fund	286,904	439,699
Wells Fargo Utility & Telecommunications Fund	3,986	4,987
Alger Capital Appreciation Institutional Portfolio	1,067,626	907,469
Alger Mid Cap Growth Institutional Fund	272,491	182,185
Alger Small Cap Growth Institutional Fund	151,869	87,517
Nuveen Mid Cap Growth Opportunities Fund	51,040	406,185
Nuveen Small Cap Select Fund	5,307	34,830
Fidelity Advisor Equity Growth Fund	131,995	70,633
Fidelity Advisor Value Strategies Fund	10,026	23,351
Fidelity Advisor Leveraged Company Stock Fund	224,247	170,967
Federated Equity Income Fund, Inc.	13,830	3,907
Federated Fund for U.S. Government Securities Fund	58,934	71,672
Federated MDT Mid Cap Growth Fund	62,177	5,598
Federated High Income Bond Fund	1,116	102
Federated Kaufmann Fund	1,028,575	875,398
Federated Short-Term Income Fund	2,204	2,990
Federated Total Return Bond Fund	10,907	6,446
Federated Clover Small Value Fund	2,173	7,072
Federated International Leaders Fund	3,071	42
Fidelity® VIP Growth Opportunities Portfolio	319,057	459,074
Fidelity® VIP Overseas Portfolio	12,333	14,500
Fidelity® VIP Value Strategies Portfolio	10,600	23,946
Fidelity® VIP Balanced Portfolio	104,955	201,085
Fidelity® VIP Growth & Income Portfolio	62,431	54,233
Fidelity® VIP Freedom 2020 Portfolio	49,519	302
Fidelity® VIP Freedom 2030 Portfolio	33,690	36,707
Fidelity® VIP Freedom 2015 Portfolio	6,368	27,956
Fidelity® VIP Freedom 2025 Portfolio	20,899	24,852

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity Advisor® Stock Selector All Cap Fund	$2,313	$960
Templeton Developing Markets Trust	155,503	152,477
Franklin High Income Fund	146,951	196,388
Franklin Strategic Income Fund	487,222	650,089
Templeton Global Bond Fund	954,742	1,316,830
Franklin U.S. Government Securities Fund	45,849	60,884
Franklin Small Cap Value Fund	508,331	458,313
Franklin Mutual Global Discovery Fund	1,726,451	3,171,236
Templeton Growth Fund	260,557	224,718
Franklin Income Fund	1,443,125	1,501,983
Franklin Growth Fund	2,382,230	3,453,398
Franklin Total Return Fund	81,512	92,183
Franklin Balance Sheet Investment Fund	147,618	309,236
Franklin Mutual Beacon Fund	86,161	84,976
Franklin Mutual Shares Fund	629,638	1,201,687
Franklin Small-Mid Cap Growth Fund	887,422	876,305
Franklin Conservative Allocation Fund	562,083	538,003
Franklin Growth Allocation Fund	1,759,777	1,171,796
Franklin Moderate Allocation Fund	1,199,518	1,098,168
Templeton Foreign Fund	465,978	1,455,419
Highland Premier Growth Equity	14,752	5,329
Goldman Sachs Income Builder Fund	4,684	6,404
Goldman Sachs Capital Growth Fund	251	3,286
Goldman Sachs Core Fixed Income Fund	39,105	5,124
Goldman Sachs U.S. Equity Insights Fund	1	1
Goldman Sachs Government Income Fund	260,949	317,204
Goldman Sachs Equity Income Fund	13,026	1,900
Goldman Sachs Growth Opportunities Fund	343,516	101,601
Goldman Sachs Focused International Equity Fund	2,652	10,577
Goldman Sachs Mid Cap Value Fund	400,303	529,953
Goldman Sachs Small Cap Value Fund	1,013,085	1,697,874
Goldman Sachs Strategic Growth Fund	41,732	484
Goldman Sachs High Yield Fund	292,653	693,671
Goldman Sachs Large Cap Value Fund	74,352	36,932
Goldman Sachs Small/Mid Cap Growth Fund	55,440	437,373
Goldman Sachs Satellite Strategies Portfolio	225	3
Frost Value Equity Fund	3	1
Hartford Balanced HLS Fund	900,860	838,956
Hartford Total Return Bond HLS Fund	1,181,094	2,274,829
Hartford Capital Appreciation HLS Fund	3,021,164	2,675,465
Hartford Dividend and Growth HLS Fund	4,273,306	4,757,589
The Hartford Healthcare HLS Fund	929,837	869,319
Hartford Global Growth HLS Fund	272,956	127,677
Hartford Disciplined Equity HLS Fund	614	4
Hartford Growth Opportunities HLS Fund	2,409,200	1,708,371
Hartford International Opportunities HLS Fund	96,717	216,200
Hartford MidCap HLS Fund	2,523,615	3,275,298
Hartford Ultrashort Bond HLS Fund	401,081	428,871
Hartford Small Company HLS Fund	1,087,882	1,019,163
Hartford Small Cap Growth HLS Fund	179,672	150,410

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Stock HLS Fund	$596,022	$443,162
Hartford U.S. Government Securities HLS Fund	35,998	76,106
Hartford Value HLS Fund	264,088	228,826
The Hartford Checks and Balances Fund	64,409	34,960
The Hartford High Yield	27,400	4,166
The Hartford Dividend and Growth Fund	118,332	107,569
The Hartford International Opportunities Fund	156,319	261,460
The Hartford MidCap Fund	181,947	234,674
The Hartford Small Company Fund	123,426	237,130
The Hartford Total Return Bond Fund	98,453	101,927
The Hartford Healthcare Fund	74,064	35,022
The Hartford Growth Opportunities Fund	84,422	7,661
The Hartford Value Opportunities Fund	132	11
Hartford Moderate Allocation Fund	281,870	214,452
The Hartford Conservative Allocation Fund	90,877	168,521
The Hartford Capital Appreciation Fund	682,505	966,440
The Hartford Growth Allocation Fund	358,658	217,216
The Hartford Inflation Plus Fund	96,071	155,274
The Hartford Equity Income Fund	132,710	213,340
The Hartford Balanced Income Fund	138,679	437,948
The Hartford International Small Company Fund	7,289	39,027
The Hartford MidCap Value Fund	156,346	109,580
Hotchkis and Wiley Large Cap Value Fund	31,532	167,547
Invesco V.I. Technology Fund	48,997	68,229
Invesco Technology Fund	208,126	148,490
Ivy Natural Resources Fund	126,027	210,449
Ivy Large Cap Growth Fund	166,467	302,094
Ivy Science & Technology Fund	345,208	156,134
Ivy Asset Strategy Fund	61,118	210,616
Janus Henderson Forty Portfolio	257,028	442,308
Janus Henderson Global Research Portfolio	18,921	27,318
Janus Henderson Enterprise Portfolio	7,675	37,166
Janus Henderson Balanced Portfolio	25,456	35,520
Janus Henderson Overseas Portfolio	13,134	21,879
Janus Henderson Flexible Bond Fund	8,895	6,116
Janus Henderson Forty Fund	876,545	808,038
Janus Henderson Balanced Fund	373,343	1,609,712
Janus Henderson Enterprise Fund	247,697	674,362
Janus Henderson Overseas Fund	150,266	331,287
Janus Henderson Global Research Fund	14,643	30,805
Janus Henderson Mid Cap Value Fund	127,075	148,591
PGIM Jennison Natural Resources Fund	126,790	270,527
PGIM Jennison Mid-Cap Growth Fund	308,113	226,060
PGIM Jennison 20/20 Focus Fund	54,100	151,838
JPMorgan Large Cap Growth Fund	2,021	111,836
JPMorgan Core Bond Fund	2,475,140	883,547
JPMorgan Small Cap Equity Fund	7,849	1,487
JPMorgan Small Cap Growth Fund	157,365	129,482
JPMorgan Small Cap Value Fund	90,678	73,687
JPMorgan U.S. Equity Fund	262,499	939,109

Sub-Account	Purchases at Cost	Proceeds from Sales
JPMorgan SmartRetirement 2020 Fund	$1,552,767	$2,684,809
JPMorgan SmartRetirement 2025 Fund	2,421,093	1,917,732
JPMorgan SmartRetirement 2030 Fund	2,622,975	3,312,441
JPMorgan SmartRetirement 2035 Fund	1,569,307	1,865,152
JPMorgan SmartRetirement 2040 Fund	1,729,707	3,368,796
JPMorgan SmartRetirement 2045 Fund	1,520,730	1,505,205
JPMorgan SmartRetirement 2050 Fund	1,309,389	1,186,945
JPMorgan SmartRetirement Income Fund	684,089	1,197,935
JP Morgan Smart Retirement 2055 Fund	1,136,815	834,223
Keeley Small Cap Value Fund	215,679	1,134,132
Loomis Sayles Bond Fund	904,646	907,234
LKCM Aquinas Catholic Equity Fund	38,824	1,288
Lord Abbett Affiliated Fund	72,846	80,282
Lord Abbett Fundamental Equity Fund	414,100	970,471
Lord Abbett Bond Debenture Fund	295,964	333,572
Lord Abbett Growth Opportunities fund	28,699	114,143
Lord Abbett Calibrated Dividend Growth Fund	52,649	48,737
Lord Abbett Total Return Fund	1,280,945	999,158
Lord Abbett Developing Growth Fund	299,387	250,213
Lord Abbett International Equity Inv Opt	46,926	16,532
Lord Abbett Value Opportunities Fund	605,351	1,149,338
Clearbridge Value Trust	9,131	41,973
BMO Mid-Cap Value Fund	20,741	165,300
MassMutual RetireSMARTSM by JPMorgan 2010 Fund	4,606	55,751
MFS® Emerging Markets Debt Fund	59,895	123,721
Massachusetts Investors Growth Stock Fund	767,023	346,991
MFS High Income Fund	100,540	74,006
MFS International New Discovery Fund	33,215	63,254
MFS Mid Cap Growth Fund	43,035	102,464
MFS New Discovery Fund	1,208,098	638,176
MFS Research International Fund	407,791	1,699,971
MFS Total Return Fund	439,418	1,555,811
MFS Utilities Fund	705,250	634,469
MFS Value Fund	1,350,429	4,237,684
MFS Total Return Bond Fund	734,035	1,432,891
MFS Massachusetts Investors Trust	247,840	458,819
MFS International Growth Fund	108,751	54,441
MFS Core Equity Fund	88,067	236,602
MFS Government Securities Fund	1,344,301	2,349,914
MFS International Value Fund	1,531,160	2,222,189
MFS Technology Fund	18,239	19,023
MFS Core Equity Series	9,135	16,666
MFS Utilities Series	38,661	63,682
MFS Growth Fund	52,822	106,663
MFS High Yield Portfolio	122,504	33,489
BlackRock Global Allocation Fund, Inc.	1,225,384	3,138,217
BlackRock Advantage Large Cap Core Fund	5,038	7,465
BlackRock Advantage U.S. Total Market Fund	4,691	60,737
BlackRock Mid Cap Dividend Fund	268,788	255,344
BlackRock International Dividend Fund	73,160	330,837

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
BlackRock Mid Cap Growth Equity Portfolio	$114,954	$26,279
Victory Munder Mid-Cap Core Growth Fund	1,421,264	605,638
Neuberger Berman Sustainable Equity Fund	349,694	289,371
Nuveen NWQ International Value Fund	16,182	2,029
The Oakmark International Small Cap Fund	1,444	48,036
The Oakmark Equity and Income Fund	912,118	1,148,765
Invesco Oppenheimer Capital Appreciation Fund	277,141	111,566
Invesco Oppenheimer Global Fund	451,212	627,587
Invesco Oppenheimer Global Opportunities Fund	438,668	416,509
Invesco Oppenheimer International Growth Fund	347,970	880,062
Invesco Oppenheimer Main Street Fund	89,064	417,590
Invesco Oppenheimer Global Strategic Income Fund	127,924	90,208
Invesco Oppenheimer Main Street Mid Cap Fund	391,995	551,791
Invesco Oppenheimer Developing Markets Fund	472,878	1,292,146
Invesco Oppenheimer Capital Income Fund	139	882
Invesco Oppenheimer International Bond Fund	540,004	603,442
Invesco Oppenheimer Mid Cap Value Fund	94,543	84,613
Invesco Oppenheimer Main Street All Cap Fund®	115,745	138,386
Invesco Oppenheimer Gold & Special Minerals Fund	244,384	484,616
Invesco Oppenheimer Real Estate Fund	542,163	1,111,089
Invesco Oppenheimer Equity Income Fund	2,063	387
Invesco Oppenheimer International Diversified Fund	89,801	60,558
Invesco Oppenheimer Rising Dividends Fund	2,954	128
Putnam Global Equity Fund	6,454	451
Putnam VT High Yield Fund	72,175	7,972
Putnam VT International Growth Fund	21,906	13,987
Putnam VT Sustainable Leaders Fund	72,457	167,201
Putnam VT Small Cap Value Fund	29,550	26,320
Pioneer Disciplined Value Fund	20,492	12,313
Pioneer Equity Income Fund	5,494	28,914
Pioneer Fundamental Growth Fund	34,200	632
AllianzGI NFJ International Value Fund	3,192	709
AllianzGI NFJ Small-Cap Value Fund	158,265	195,739
AllianzGI NFJ Dividend Value Fund	902,937	2,492,811
AMG Managers Cadence Mid Cap Fund	5,344	11,544
PIMCO Emerging Markets Bond Fund	53,162	94,678
Pioneer Fund	211,247	327,559
Pioneer High Yield Fund	157,280	251,648
Pioneer Strategic Income Fund	1,238,872	1,926,388
Pioneer Mid Cap Value Fund	95,854	150,904
Pioneer Select Mid Cap Growth Fund	794,595	730,195
PIMCO Total Return ESG Fund	32,943	20,792
Putnam Equity Income Fund	210,649	328,879
Putnam High Yield Fund	237,771	481,419
Putnam International Equity Fund	6,305	37,543
Putnam Sustainable Leaders Fund	71	11
Putnam International Capital Opportunities Fund	22,958	13,306
Putnam Small Cap Growth Fund	68,402	79,973
Royce Total Return Fund	168,220	121,832
Royce Smaller-Companies Growth Fund	33,099	194,689

Sub-Account	Purchases at Cost	Proceeds from Sales
Royce Small-Cap Value Fund	$62,973	$11,196
Columbia Large Cap Value Fund	13,964	18,529
Columbia Small/Mid Cap Value Fund	32,041	77,310
RidgeWorth Ceredex Small Cap Value Equity Fund	135,721	490,949
RidgeWorth Ceredex Mid-Cap Value Equity Fund	185,580	173,475
RidgeWorth Seix Total Return Bond Fund	14,611	5,396
RidgeWorth Ceredex Large Cap Value Equity Fund	14,833	123,870
DWS Real Estate Securities Fund	1,441	160
DWS Equity Dividend Fund	26,183	15,079
DWS Capital Growth Fund	5,989	130
DWS Enhanced Emerging Markets Fixed Income	2,164	10,219
SSgA S&P 500 Index Fund	393,837	215,842
DWS Core Equity VIP	9,786	57,963
DWS Global Growth Fund	7,399	19,383
Select Overseas Fund	326,075	97,225
MassMutual Select Total Return Bond Fund	67,112	39,474
MassMutual Blue Chip Growth Fund	1,760	11,901
Select T. Rowe Price/Frontier MC Gr II Fund	324,967	356,088
Select Western Strategic Bond Fund	165,309	18,496
ClearBridge Appreciation Fund	143,452	162,193
ClearBridge Aggressive Growth Fund	10,606	596
ClearBridge All Cap Value Fund	439	7,202
ClearBridge Mid Cap Fund	349,810	236,334
ClearBridge Small Cap Growth Fund	242,306	324,312
Thornburg International Value Fund	476,789	622,148
Thornburg Value Fund	122,808	413,715
Thornburg Core Growth Fund	247,945	292,602
Timothy Plan Large/Mid Cap Value Fund	72,529	98,160
T. Rowe Price Growth Stock Fund, Inc.	902,731	2,786,692
T. Rowe Price Equity Income Fund	369,639	324,399
T. Rowe Price Retirement 2010 Fund	121,468	116,750
T. Rowe Price Retirement 2020 Fund	1,923,703	1,975,407
T. Rowe Price Retirement 2030 Fund	2,569,218	2,067,388
T. Rowe Price Retirement 2040 Fund	1,887,160	1,582,059
T. Rowe Price Retirement 2050 Fund	1,302,196	996,215
T. Rowe Price Retirement Balanced Fund	138,128	123,880
UBS Global Allocation Fund	5,023	57
UBS US Allocation Fund	405	7,042
Vanguard Small-Cap Index Fund	56,535	487,898
Vanguard Mid-Cap Index Fund	81,027	355,573
Vanguard Total Bond Market Index Fund	221,512	128,566
Vanguard Total Stock Market Index Fund	106,413	447,455
Victory Diversified Stock Fund	61,581	314,238
Victory Special Value Fund	156,494	281,764
Victory Sycamore Small Company Opportunity Fund	588,820	1,863,097
Victory Sycamore Established Value Fund	1,532,931	2,680,246
Invesco Small Cap Discovery Fund	469,931	404,871
nvesco Comstock Fund	816,253	801,519
Invesco Equity and Income Fund	1,705,836	2,487,492
Invesco Growth and Income Fund	472,818	401,051

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco Mid Cap Growth Fund	$459,581	$308,437
Invesco Quality Income Fund	348	161
Invesco Small Cap Value Fund	159,731	336,125
Invesco American Value Fund	15,050	7,702
Invesco Value Opportunities Fund	17,096	60,478
Invesco Diversified Dividend Fund	90,019	32,606
Invesco American Franchise Fund	89,058	274,735
Invesco Global Core Equity Fund	6,751	15,310
Vanguard 500 Index Fund	237,211	981,645
Wells Fargo International Equity Fund	5,843	27,027
Wells Fargo Core Bond Fund	17,447	11,854
Columbia Seligman Communications and Information Fund	105,813	194,424
Columbia Seligman Global Technology Fund	83,168	87,718
Columbia Select Small Cap Value Fund	963	35,161
TIAA-CREF Large Cap Value Index Fund	585,847	256,068
TIAA-CREF Large Cap Growth Fund	476,606	598,221
TIAA-CREF Bond Index Fund	65,077	49,298
TIAA-CREF Equity Index Fund	599,105	752,887
MM MSCI EAFE® International Index Fund	102,490	77,539
MassMutual RetireSMARTSM by JPMorgan 2015 Fund	17,327	387,013
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	86,884	82,137
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	308,233	33,592
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	341,761	177,787
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	301,097	25,952
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	457,493	44,568
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	245,786	63,259
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	159,076	64,389
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	504,011	27,538
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	103,052	1,984
American Century Heritage Fund	208,849	130,844
ClearBridge Small Cap Value Fund	2,427	442
North Square Oak Ridge Small Cap Growth Fund	101,517	291,820
Invesco Oppenheimer Intermediate Income Fund	6,632	562
MassMutual Premier Strategic Emerging Markets Fund	1,230	83
MassMutual Premier Small Cap Opportunities Fund	115,394	12,660
MassMutual Select Small Cap Growth Equity Fund	521	1,082
Fidelity VIP Freedom 2035 Portfolio	398	30
Fidelity VIP Freedom 2050 Portfolio	20	—
Ivy Small Cap Growth Fund	384,626	916,394
T. Rowe Price Retirement 2060 Fund	12,444	343
MSIF Global Opportunity Portfolio	32,583	5,492
JPMorgan U.S. Government Money Market Fund	350,334	335,249
American Century U.S. Government Money Market Fund	804,925	1,062,320
Invesco Balanced-Risk Commodity Strategy Fund	2,405	7,269
Columbia Select International Equity Fund	104	781
Putnam Growth Opportunities Fund	1,103	87
John Hancock New Opportunities Fund	24,600	47,658
Columbia Large Cap Growth III	139,408	91,668
Victory RS Value Fund	144,626	217,179
Pioneer Global Equity Fund	179,843	194,881

Sub-Account	Purchases at Cost	Proceeds from Sales
BlackRock Advantage Small Cap Growth Fund	$280,244	$364,878
MassMutual Select T.Rowe Price Retire 2030 Fund	20,354	22,138
MassMutual Select T.Rowe Price Retire 2035 Fund	16,260	313
MassMutual Select T.Rowe Price Retire 2040 Fund	11,163	21
MassMutual Select T.Rowe Price Retire 2050 Fund	23,765	89
MassMutual Select T.Rowe Price Retire 2055 Fund	5,442	25
MassMutual Select T.Rowe Price Retire 2060 Fund	3,318	15
BlackRock S&P 500 Index V.I. Fund	1,710,720	2,824,825
Hartford International Equity Fund	50,811	56,113
BNY Mellon Insight Core Plus Fund	46,893	68,530
Keeley Small Cap Dividend Value Fund	1,910,586	1,056,413
Hartford Global Impact Fund	27,273	197
MM Russell 2000® Small Cap Index Fund	119,113	19,874
MM S&P 500® Index Fund	1,733,147	723,533
MM S&P Mid Cap Index Fund	700,454	588,825
Russell Balanced Strategy Fund	39,541	61,670
Russell Conservative Strategy Fund	471	3,975
Russell Equity Growth Strategy Fund	49	1,606
Russell Growth Strategy Fund	90,588	144,971
Russell Moderate Strategy Fund	38,031	37,209
PIMCO Total Return Fund	2,734,479	4,990,212
PIMCO Real Return Fund	1,326,260	3,332,201

5.  Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income Fund	59,175	164,063	(104,888)
American Century Growth Fund	6,188	109,753	(103,565)
American Century Ultra® Fund	812	3,798	(2,986)
American Century VP Balanced Fund	454	1,877	(1,423)
American Century VP International Fund	425	877	(452)
American Century Small Cap Value Fund	3,706	22,314	(18,608)
American Century Large Company Value Fund	296	363	(67)
American Century Inflation-Adjusted Bond Fund	872	104	768
American Century Equity Growth Fund	857	14,736	(13,879)
American Century VP Income & Growth Fund	185	3,551	(3,366)
American Century VP Ultra Fund	48	1,501	(1,453)
American Century VP Value Fund	616	6,380	(5,764)
American Century Mid Cap Value Fund	7,282	20,685	(13,403)
Invesco V.I. Diversified Dividend Fund	—	417	(417)
Invesco European Growth Fund	1,836	10,006	(8,170)
Invesco International Growth Fund	2,865	2,984	(119)
Invesco Mid Cap Core Equity Fund	1,159	7,675	(6,516)
Invesco Small Cap Growth Fund	8,162	22,985	(14,823)
Invesco Real Estate Fund	12,189	29,940	(17,751)
Invesco Small Cap Equity Fund	7,197	24,446	(17,249)
Invesco Developing Markets Fund	30,707	42,977	(12,270)
American Century Diversified Bond Fund	5,047	830	4,217

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Domini Impact Equity Fund	3,385	12,724	(9,339)
AB Global Bond Fund	1,626	212	1,414
AB Global Risk Allocation Fund	576	630	(54)
AB Relative Value Fund	501	7,132	(6,631)
AB Sustainable International Thematic Fund	8,571	17,232	(8,661)
AB International Value Fund	6,527	9,259	(2,732)
AB Growth Fund	140	2,364	(2,224)
AB Discovery Growth Fund	826	5,552	(4,726)
AB Discovery Value Fund	4,096	12,229	(8,133)
AB Value Fund	152	29	123
AB High Income Fund	8,930	12,339	(3,409)
American Funds AMCAP Fund®	16,638	54,892	(38,254)
American Funds American Balanced Fund®	62,237	69,264	(7,027)
American Funds Capital Income Builder®	86,624	148,821	(62,197)
American Funds EuroPacific Growth Fund	81,574	359,324	(277,750)
American Funds Fundamental Investors FundSM	59,595	131,871	(72,276)
American Funds New Perspective Fund®	52,736	68,050	(15,314)
American Funds The Bond Fund of America®	41,189	51,147	(9,958)
American Funds The Growth Fund of America®	124,679	334,746	(210,067)
American Funds The Income Fund of America®	59,209	132,571	(73,362)
American Funds The Investment Company of America®	43,253	94,283	(51,030)
American Funds The New Economy Fund®	11,614	19,364	(7,750)
American Funds Washington Mutual Investors FundSM	21,136	44,595	(23,459)
American Funds American Mutual Fund®	23,821	33,766	(9,945)
American Funds Capital World Growth and Income Fund®	69,674	157,577	(87,903)
American Funds SMALLCAP World Fund®	8,720	14,236	(5,516)
New World Fund	3,928	1,895	2,033
Ariel Appreciation Fund	551	461	90
Ariel Fund	906	402	504
Artisan Mid Cap Value Fund	1,212	11,092	(9,880)
Ave Maria Rising Dividend Fund	5,573	21,455	(15,882)
Ave Maria Value Fund	73	15	58
Ave Maria Growth Fund	2,863	370	2,493
BlackRock LifePath® Dynamic 2020 Fund	68,640	1,053,413	(984,773)
BlackRock LifePath® Dynamic 2030 Fund	154,712	288,161	(133,449)
BlackRock LifePath® Dynamic 2040 Fund	178,259	328,162	(149,903)
BlackRock LifePath® Dynamic Retirement Fund	869,375	49,205	820,170
BlackRock LifePath® Dynamic 2050 Fund	46,655	51,418	(4,763)
BlackRock LifePath® Dynamic 2025 Fund	3,608	5,299	(1,691)
BlackRock LifePath® Dynamic 2035 Fund	5,491	2,417	3,074
BlackRock LifePath® Dynamic 2045 Fund	5,167	611	4,556
BlackRock LifePath® Dynamic 2055 Fund	10,049	2,543	7,506
Baron Small Cap Fund	1,678	10,166	(8,488)
BlackRock U.S. Government Bond Portfolio	1,645	4,254	(2,609)
BlackRock Equity Dividend Fund	7,690	18,529	(10,839)
BlackRock Capital Appreciation Fund	3,378	2,323	1,055
BlackRock Advantage Large Cap Growth Fund	313	1,165	(852)
Calvert VP SRI Balanced Portfolio	441	254	187
Calvert Equity Fund	24,500	59,740	(35,240)
Calvert Bond Fund	21,675	29,294	(7,619)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Calvert Income Fund	10,323	4,286	6,037
Columbia Contrarian Core Fund	1,525	6,710	(5,185)
Columbia Small Cap Value I Fund	71	42	29
Columbia Select Mid Cap Value Fund	5,570	13,723	(8,153)
Columbia Acorn Fund	9,837	4,754	5,083
CRM Mid Cap Value Fund	1,028	1,266	(238)
Columbia Disciplined Small Core Fund	970	340	630
Davis Financial Fund	1,622	824	798
Davis New York Venture Fund	17,917	29,808	(11,891)
Davis Opportunity Fund	400	455	(55)
Delaware Diversified Income Fund	3,666	24,581	(20,915)
Delaware Extended Duration Bond Fund	167	1,266	(1,099)
Dreyfus Bond Market Index Fund	175,759	211,928	(36,169)
Dreyfus VIF Appreciation Portfolio	551	909	(358)
Dreyfus International Stock Index Fund	66	4,295	(4,229)
Dreyfus MidCap Index Fund	38,664	87,837	(49,173)
Dreyfus SmallCap Stock Index Fund	41,140	60,853	(19,713)
Dreyfus VIF Growth and Income Portfolio	272	945	(673)
Dreyfus VIF Quality Bond Portfolio Fund	398	—	398
Dreyfus S&P 500 Index Fund	239,224	350,561	(111,337)
Eaton Vance Large-Cap Value Fund	8,169	48,589	(40,420)
Eaton Vance Dividend Builder Fund	4,016	9,092	(5,076)
Eaton Vance Worldwide Health Sciences Fund	5,162	3,630	1,532
Eaton Vance Income Fund of Boston	19,602	35,482	(15,880)
Eaton Vance Balanced Fund	2,123	2,122	1
Eaton Vance Atlanta Capital SMID-Cap Fund	7,984	22,656	(14,672)
Wells Fargo Asset Allocation Fund	796	3,018	(2,222)
Wells Fargo Emerging Markets Equity Fund	11,671	17,598	(5,927)
Wells Fargo Utility & Telecommunications Fund	65	152	(87)
Alger Capital Appreciation Institutional Portfolio	17,838	28,688	(10,850)
Alger Mid Cap Growth Institutional Fund	7,735	8,866	(1,131)
Alger Small Cap Growth Institutional Fund	3,935	3,578	357
Nuveen Mid Cap Growth Opportunities Fund	854	13,190	(12,336)
Nuveen Small Cap Select Fund	230	1,521	(1,291)
Fidelity Advisor Equity Growth Fund	3,611	2,781	830
Fidelity Advisor Value Strategies Fund	—	688	(688)
Fidelity Advisor Leveraged Company Stock Fund	8,560	10,049	(1,489)
Federated Equity Income Fund, Inc.	661	211	450
Federated Fund for U.S. Government Securities Fund	4,058	5,411	(1,353)
Federated MDT Mid Cap Growth Fund	1,809	217	1,592
Federated High Income Bond Fund	36	1	35
Federated Kaufmann Fund	19,393	34,251	(14,858)
Federated Short-Term Income Fund	1	256	(255)
Federated Total Return Bond Fund	261	378	(117)
Federated Clover Small Value Fund	119	428	(309)
Federated International Leaders Fund	188	1	187
Fidelity® VIP Growth Opportunities Portfolio	6,963	11,979	(5,016)
Fidelity® VIP Overseas Portfolio	474	943	(469)
Fidelity® VIP Value Strategies Portfolio	164	1,061	(897)
Fidelity® VIP Balanced Portfolio	657	8,607	(7,950)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Growth & Income Portfolio	811	2,339	(1,528)
Fidelity® VIP Freedom 2020 Portfolio	1,654	—	1,654
Fidelity® VIP Freedom 2030 Portfolio	81	1,053	(972)
Fidelity® VIP Freedom 2015 Portfolio	—	1,051	(1,051)
Fidelity® VIP Freedom 2025 Portfolio	74	744	(670)
Fidelity Advisor® Stock Selector All Cap Fund	86	48	38
Templeton Developing Markets Trust	9,451	10,798	(1,347)
Franklin High Income Fund	5,807	10,444	(4,637)
Franklin Strategic Income Fund	23,669	40,359	(16,690)
Templeton Global Bond Fund	36,840	72,192	(35,352)
Franklin U.S. Government Securities Fund	2,493	4,347	(1,854)
Franklin Small Cap Value Fund	13,164	16,698	(3,534)
Franklin Mutual Global Discovery Fund	67,464	190,633	(123,169)
Templeton Growth Fund	11,937	14,011	(2,074)
Franklin Income Fund	66,824	86,597	(19,773)
Franklin Growth Fund	53,204	123,193	(69,989)
Franklin Total Return Fund	4,879	6,234	(1,355)
Franklin Balance Sheet Investment Fund	262	10,012	(9,750)
Franklin Mutual Beacon Fund	2,684	4,663	(1,979)
Franklin Mutual Shares Fund	15,733	68,753	(53,020)
Franklin Small-Mid Cap Growth Fund	5,605	34,565	(28,960)
Franklin Conservative Allocation Fund	23,427	32,508	(9,081)
Franklin Growth Allocation Fund	60,392	61,920	(1,528)
Franklin Moderate Allocation Fund	37,235	60,111	(22,876)
Templeton Foreign Fund	13,241	65,639	(52,398)
Highland Premier Growth Equity	580	178	402
Goldman Sachs Income Builder Fund	147	346	(199)
Goldman Sachs Capital Growth Fund	10	118	(108)
Goldman Sachs Core Fixed Income Fund	2,641	305	2,336
Goldman Sachs Government Income Fund	17,229	22,513	(5,284)
Goldman Sachs Equity Income Fund	404	52	352
Goldman Sachs Growth Opportunities Fund	4,275	3,880	395
Goldman Sachs Focused International Equity Fund	228	1,079	(851)
Goldman Sachs Mid Cap Value Fund	10,733	17,305	(6,572)
Goldman Sachs Small Cap Value Fund	35,207	75,548	(40,341)
Goldman Sachs Strategic Growth Fund	1,096	10	1,086
Goldman Sachs High Yield Fund	6,813	33,896	(27,083)
Goldman Sachs Large Cap Value Fund	3,479	2,326	1,153
Goldman Sachs Small/Mid Cap Growth Fund	570	7,375	(6,805)
Goldman Sachs Satellite Strategies Portfolio	14	—	14
Hartford Balanced HLS Fund	9,506	39,324	(29,818)
Hartford Total Return Bond HLS Fund	47,239	156,285	(109,046)
Hartford Capital Appreciation HLS Fund	5,658	64,983	(59,325)
Hartford Dividend and Growth HLS Fund	55,018	380,525	(325,507)
The Hartford Healthcare HLS Fund	11,319	26,941	(15,622)
Hartford Global Growth HLS Fund	4,732	5,478	(746)
Hartford Disciplined Equity HLS Fund	21	—	21
Hartford Growth Opportunities HLS Fund	29,094	58,855	(29,761)
Hartford International Opportunities HLS Fund	3,564	14,152	(10,588)
Hartford MidCap HLS Fund	2,912	59,107	(56,195)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Ultrashort Bond HLS Fund	35,456	39,973	(4,517)
Hartford Small Company HLS Fund	10,499	82,652	(72,153)
Hartford Small Cap Growth HLS Fund	2,702	5,024	(2,322)
Hartford Stock HLS Fund	4,228	15,469	(11,241)
Hartford U.S. Government Securities HLS Fund	1,712	6,377	(4,665)
Hartford Value HLS Fund	3,766	9,502	(5,736)
The Hartford Checks and Balances Fund	2,085	1,858	227
The Hartford High Yield	1,312	207	1,105
The Hartford Dividend and Growth Fund	3,283	4,595	(1,312)
The Hartford International Opportunities Fund	10,855	18,658	(7,803)
The Hartford MidCap Fund	5,097	7,672	(2,575)
The Hartford Small Company Fund	4,799	10,305	(5,506)
The Hartford Total Return Bond Fund	5,756	7,031	(1,275)
The Hartford Healthcare Fund	1,478	1,105	373
The Hartford Growth Opportunities Fund	2,301	188	2,113
Hartford Moderate Allocation Fund	12,554	11,775	779
The Hartford Conservative Allocation Fund	4,719	10,926	(6,207)
The Hartford Capital Appreciation Fund	19,337	45,393	(26,056)
The Hartford Growth Allocation Fund	14,886	12,491	2,395
The Hartford Inflation Plus Fund	7,393	11,786	(4,393)
The Hartford Equity Income Fund	3,642	7,707	(4,065)
The Hartford Balanced Income Fund	7,043	23,754	(16,711)
The Hartford International Small Company Fund	529	2,943	(2,414)
The Hartford MidCap Value Fund	8,572	6,216	2,356
Hotchkis and Wiley Large Cap Value Fund	970	7,057	(6,087)
Invesco V.I. Technology Fund	275	2,639	(2,364)
Invesco Technology Fund	6,412	6,038	374
Ivy Natural Resources Fund	18,590	33,470	(14,880)
Ivy Large Cap Growth Fund	2,509	9,730	(7,221)
Ivy Science & Technology Fund	5,293	4,087	1,206
Ivy Asset Strategy Fund	2,517	11,761	(9,244)
Janus Henderson Forty Portfolio	961	11,750	(10,789)
Janus Henderson Global Research Portfolio	17	1,363	(1,346)
Janus Henderson Enterprise Portfolio	15	917	(902)
Janus Henderson Balanced Portfolio	194	1,261	(1,067)
Janus Henderson Overseas Portfolio	740	1,693	(953)
Janus Henderson Flexible Bond Fund	568	460	108
Janus Henderson Forty Fund	11,063	22,312	(11,249)
Janus Henderson Balanced Fund	12,730	63,557	(50,827)
Janus Henderson Enterprise Fund	4,396	13,537	(9,141)
Janus Henderson Overseas Fund	12,049	30,847	(18,798)
Janus Henderson Global Research Fund	251	1,912	(1,661)
Janus Henderson Mid Cap Value Fund	4,245	5,661	(1,416)
PGIM Jennison Natural Resources Fund	18,835	41,585	(22,750)
PGIM Jennison Mid-Cap Growth Fund	2,582	5,113	(2,531)
PGIM Jennison 20/20 Focus Fund	1,093	3,773	(2,680)
JPMorgan Large Cap Growth Fund	48	4,620	(4,572)
JPMorgan Core Bond Fund	157,580	59,869	97,711
JPMorgan Small Cap Equity Fund	105	20	85
JPMorgan Small Cap Growth Fund	1,895	2,097	(202)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
JPMorgan Small Cap Value Fund	1,612	1,782	(170)
JPMorgan U.S. Equity Fund	6,983	31,972	(24,989)
JPMorgan SmartRetirement 2020 Fund	51,815	164,574	(112,759)
JPMorgan SmartRetirement 2025 Fund	90,086	113,875	(23,789)
JPMorgan SmartRetirement 2030 Fund	87,462	180,054	(92,592)
JPMorgan SmartRetirement 2035 Fund	64,603	105,058	(40,455)
JPMorgan SmartRetirement 2040 Fund	66,940	183,270	(116,330)
JPMorgan SmartRetirement 2045 Fund	65,691	80,170	(14,479)
JPMorgan SmartRetirement 2050 Fund	58,458	65,876	(7,418)
JPMorgan SmartRetirement Income Fund	29,460	84,154	(54,694)
JP Morgan Smart Retirement 2055 Fund	59,341	47,997	11,344
Keeley Small Cap Value Fund	1,858	56,957	(55,099)
Loomis Sayles Bond Fund	34,861	40,583	(5,722)
LKCM Aquinas Catholic Equity Fund	1,018	—	1,018
Lord Abbett Affiliated Fund	2,957	4,245	(1,288)
Lord Abbett Fundamental Equity Fund	5,363	23,465	(18,102)
Lord Abbett Bond Debenture Fund	10,784	16,590	(5,806)
Lord Abbett Growth Opportunities Fund	906	4,661	(3,755)
Lord Abbett Calibrated Dividend Growth Fund	1,620	2,232	(612)
Lord Abbett Total Return Fund	64,924	58,400	6,524
Lord Abbett Developing Growth Fund	4,282	8,330	(4,048)
Lord Abbett International Equity Inv Opt	4,282	1,591	2,691
Lord Abbett Value Opportunities Fund	13,241	53,187	(39,946)
Clearbridge Value Trust	383	1,906	(1,523)
BMO Mid-Cap Value Fund	1,375	15,524	(14,149)
MassMutual RetireSMARTSM by JPMorgan 2010 Fund	89	5,023	(4,934)
MFS® Emerging Markets Debt Fund	3,184	8,072	(4,888)
Massachusetts Investors Growth Stock Fund	16,955	12,272	4,683
MFS High Income Fund	2,409	4,273	(1,864)
MFS International New Discovery Fund	746	1,863	(1,117)
MFS Mid Cap Growth Fund	1,718	4,398	(2,680)
MFS New Discovery Fund	43,303	29,117	14,186
MFS Research International Fund	34,762	149,208	(114,446)
MFS Total Return Fund	20,416	84,677	(64,261)
MFS Utilities Fund	18,708	30,925	(12,217)
MFS Value Fund	53,079	201,372	(148,293)
MFS Total Return Bond Fund	42,072	85,073	(43,001)
MFS Massachusetts Investors Trust	4,222	9,655	(5,433)
MFS International Growth Fund	6,003	2,914	3,089
MFS Core Equity Fund	1,706	13,141	(11,435)
MFS Government Securities Fund	94,632	171,791	(77,159)
MFS International Value Fund	27,085	58,470	(31,385)
MFS Technology Fund	191	241	(50)
MFS Core Equity Series	568	1,081	(513)
MFS Utilities Series	1,061	2,323	(1,262)
MFS Growth Fund	1,797	3,800	(2,003)
MFS High Yield Portfolio	8,624	2,513	6,111
BlackRock Global Allocation Fund, Inc.	53,776	190,232	(136,456)
BlackRock Advantage Large Cap Core Fund	122	362	(240)
BlackRock Advantage U.S. Total Market Fund	198	3,033	(2,835)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Mid Cap Dividend Fund	9,795	11,829	(2,034)
BlackRock International Dividend Fund	4,976	25,996	(21,020)
BlackRock Mid Cap Growth Equity Portfolio	4,432	933	3,499
Victory Munder Mid-Cap Core Growth Fund	4,118	18,303	(14,185)
Neuberger Berman Sustainable Equity Fund	8,452	11,112	(2,660)
Nuveen NWQ International Value Fund	1,461	133	1,328
The Oakmark International Small Cap Fund	14	1,135	(1,121)
The Oakmark Equity and Income Fund	2,479	58,609	(56,130)
Invesco Oppenheimer Capital Appreciation Fund	3,391	4,367	(976)
Invesco Oppenheimer Global Fund	8,333	15,473	(7,140)
Invesco Oppenheimer Global Opportunities Fund	24,975	23,301	1,674
Invesco Oppenheimer International Growth Fund	21,020	58,705	(37,685)
Invesco Oppenheimer Main Street Fund	2,616	19,245	(16,629)
Invesco Oppenheimer Global Strategic Income Fund	6,589	5,642	947
Invesco Oppenheimer Main Street Mid Cap Fund	13,379	28,496	(15,117)
Invesco Oppenheimer Developing Markets Fund	10,607	39,109	(28,502)
Invesco Oppenheimer Capital Income Fund	12	80	(68)
Invesco Oppenheimer International Bond Fund	25,951	39,927	(13,976)
Invesco Oppenheimer Mid Cap Value Fund	2,405	4,627	(2,222)
Invesco Oppenheimer Main Street All Cap Fund®	5,660	6,856	(1,196)
Invesco Oppenheimer Gold & Special Minerals Fund	27,617	52,356	(24,739)
Invesco Oppenheimer Real Estate Fund	28,319	61,379	(33,060)
Invesco Oppenheimer Equity Income Fund	86	19	67
Invesco Oppenheimer International Diversified Fund	5,230	3,508	1,722
Invesco Oppenheimer Rising Dividends Fund	151	—	151
Putnam Global Equity Fund	53	—	53
Putnam VT High Yield Fund	2,572	277	2,295
Putnam VT International Growth Fund	318	926	(608)
Putnam VT Sustainable Leaders Fund	291	5,284	(4,993)
Putnam VT Small Cap Value Fund	352	1,473	(1,121)
Pioneer Disciplined Value Fund	913	542	371
Pioneer Equity Income Fund	96	763	(667)
Pioneer Fundamental Growth Fund	1,320	1	1,319
AllianzGI NFJ International Value Fund	304	67	237
AllianzGI NFJ Small-Cap Value Fund	3,913	11,042	(7,129)
AllianzGI NFJ Dividend Value Fund	28,680	152,346	(123,666)
AMG Managers Cadence Mid Cap Fund	222	585	(363)
PIMCO Emerging Markets Bond Fund	1,988	5,464	(3,476)
Pioneer Fund	6,695	14,567	(7,872)
Pioneer High Yield Fund	5,714	13,098	(7,384)
Pioneer Strategic Income Fund	60,967	104,382	(43,415)
Pioneer Mid Cap Value Fund	5,308	8,291	(2,983)
Pioneer Select Mid Cap Growth Fund	25,569	23,961	1,608
PIMCO Total Return ESG Fund	2,425	1,715	710
Putnam Equity Income Fund	8,162	14,721	(6,559)
Putnam High Yield Fund	9,519	24,413	(14,894)
Putnam International Equity Fund	58	1,815	(1,757)
Putnam International Capital Opportunities Fund	1,900	1,139	761
Putnam Small Cap Growth Fund	2,686	3,341	(655)
Royce Total Return Fund	10,601	11,896	(1,295)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Royce Smaller-Companies Growth Fund	801	7,570	(6,769)
Royce Small-Cap Value Fund	5,539	953	4,586
Columbia Large Cap Value Fund	369	1,036	(667)
Columbia Small/Mid Cap Value Fund	1,450	4,626	(3,176)
RidgeWorth Ceredex Small Cap Value Equity Fund	2,308	11,723	(9,415)
RidgeWorth Ceredex Mid-Cap Value Equity Fund	2,510	3,573	(1,063)
RidgeWorth Seix Total Return Bond Fund	985	338	647
RidgeWorth Ceredex Large Cap Value Equity Fund	638	5,842	(5,204)
DWS Equity Dividend Fund	765	1,040	(275)
DWS Capital Growth Fund	123	1	122
DWS Enhanced Emerging Markets Fixed Income	86	619	(533)
SSgA S&P 500 Index Fund	9,162	7,276	1,886
DWS Core Equity VIP	51	2,252	(2,201)
DWS Global Growth Fund	461	1,442	(981)
Select Overseas Fund	31,389	8,918	22,471
MassMutual Select Total Return Bond Fund	5,480	3,552	1,928
MassMutual Blue Chip Growth Fund	91	664	(573)
Select T. Rowe Price/Frontier MC Gr II Fund	18,097	19,365	(1,268)
Select Western Strategic Bond Fund	14,859	1,570	13,289
ClearBridge Appreciation Fund	4,527	6,679	(2,152)
ClearBridge Aggressive Growth Fund	292	14	278
ClearBridge All Cap Value Fund	1	429	(428)
ClearBridge Mid Cap Fund	6,393	5,516	877
ClearBridge Small Cap Growth Fund	6,711	12,221	(5,510)
Thornburg International Value Fund	17,679	35,480	(17,801)
Thornburg Value Fund	4,307	15,204	(10,897)
Thornburg Core Growth Fund	7,779	13,683	(5,904)
Timothy Plan Large/Mid Cap Value Fund	2,300	4,118	(1,818)
T. Rowe Price Growth Stock Fund, Inc.	31,452	93,409	(61,957)
T. Rowe Price Equity Income Fund	17,116	18,489	(1,373)
T. Rowe Price Retirement 2010 Fund	5,048	6,898	(1,850)
T. Rowe Price Retirement 2020 Fund	79,502	110,626	(31,124)
T. Rowe Price Retirement 2030 Fund	103,404	107,258	(3,854)
T. Rowe Price Retirement 2040 Fund	75,739	79,545	(3,806)
T. Rowe Price Retirement 2050 Fund	57,900	50,644	7,256
T. Rowe Price Retirement Balanced Fund	7,459	7,959	(500)
UBS Global Allocation Fund	318	1	317
UBS US Allocation Fund	16	359	(343)
Vanguard Small-Cap Index Fund	228	33,706	(33,478)
Vanguard Mid-Cap Index Fund	2,880	23,851	(20,971)
Vanguard Total Bond Market Index Fund	16,712	11,367	5,345
Vanguard Total Stock Market Index Fund	4,277	29,226	(24,949)
Victory Diversified Stock Fund	1,314	12,752	(11,438)
Victory Special Value Fund	6,798	15,618	(8,820)
Victory Sycamore Small Company Opportunity Fund	16,148	67,356	(51,208)
Victory Sycamore Established Value Fund	19,202	51,488	(32,286)
Invesco Small Cap Discovery Fund	8,259	17,293	(9,034)
Invesco Comstock Fund	26,113	33,884	(7,771)
Invesco Equity and Income Fund	51,759	97,865	(46,106)
Invesco Growth and Income Fund	15,107	19,676	(4,569)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Mid Cap Growth Fund	8,184	12,310	(4,126)
Invesco Quality Income Fund	24	11	13
Invesco Small Cap Value Fund	3,299	7,612	(4,313)
Invesco American Value Fund	297	173	124
Invesco Value Opportunities Fund	408	3,325	(2,917)
Invesco Diversified Dividend Fund	3,253	1,704	1,549
Invesco American Franchise Fund	1,953	11,464	(9,511)
Invesco Global Core Equity Fund	458	991	(533)
Vanguard 500 Index Fund	8,859	60,351	(51,492)
Wells Fargo International Equity Fund	387	2,547	(2,160)
Wells Fargo Core Bond Fund	1,258	913	345
Columbia Seligman Communications and Information Fund	1,281	5,013	(3,732)
Columbia Seligman Global Technology Fund	1,050	2,433	(1,383)
Columbia Select Small Cap Value Fund	77	2,818	(2,741)
TIAA-CREF Large Cap Value Index Fund	17,708	11,585	6,123
TIAA-CREF Large Cap Growth Fund	14,514	20,933	(6,419)
TIAA-CREF Bond Index Fund	5,244	4,128	1,116
TIAA-CREF Equity Index Fund	21,929	30,412	(8,483)
MM MSCI EAFE® International Index Fund	8,704	7,236	1,468
MassMutual RetireSMARTSM by JPMorgan 2015 Fund	125	33,616	(33,491)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	5,529	6,783	(1,254)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	17,390	2,296	15,094
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	15,305	12,784	2,521
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	13,191	1,612	11,579
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	23,873	3,011	20,862
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	12,449	4,797	7,652
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	8,146	4,669	3,477
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	44,060	2,268	41,792
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	6,129	53	6,076
American Century Heritage Fund	6,706	7,731	(1,025)
ClearBridge Small Cap Value Fund	125	24	101
North Square Oak Ridge Small Cap Growth Fund	4,035	22,178	(18,143)
Invesco Oppenheimer Intermediate Income Fund	596	47	549
MassMutual Premier Strategic Emerging Markets Fund	44	—	44
MassMutual Premier Small Cap Opportunities Fund	8,779	911	7,868
MassMutual Select Small Cap Growth Equity Fund	47	91	(44)
Ivy Small Cap Growth Fund	21,652	54,392	(32,740)
T. Rowe Price Retirement 2060 Fund	864	22	842
MSIF Global Opportunity Portfolio	1,891	259	1,632
JPMorgan U.S. Government Money Market Fund	34,311	33,410	901
American Century U.S. Government Money Market Fund	78,167	104,160	(25,993)
Invesco Balanced-Risk Commodity Strategy Fund	232	704	(472)
Columbia Select International Equity Fund	—	58	(58)
Putnam Growth Opportunities Fund	53	1	52
John Hancock New Opportunities Fund	767	3,425	(2,658)
Columbia Large Cap Growth III	5,128	5,877	(749)
Victory RS Value Fund	890	16,120	(15,230)
Pioneer Global Equity Fund	18,330	19,863	(1,533)
BlackRock Advantage Small Cap Growth Fund	19,833	32,900	(13,067)
MassMutual Select T.Rowe Price Retire 2030 Fund	2,168	2,116	52

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
MassMutual Select T.Rowe Price Retire 2035 Fund	1,566	2	1,564
MassMutual Select T.Rowe Price Retire 2040 Fund	1,063	—	1,063
MassMutual Select T.Rowe Price Retire 2050 Fund	2,259	2	2,257
MassMutual Select T.Rowe Price Retire 2055 Fund	508	2	506
MassMutual Select T.Rowe Price Retire 2060 Fund	311	1	310
BlackRock S&P 500 Index V.I. Fund	82,378	252,387	(170,009)
Hartford International Equity Fund	4,416	5,625	(1,209)
BNY Mellon Insight Core Plus Fund	2,469	6,026	(3,557)
Keeley Small Cap Dividend Value Fund	183,982	102,677	81,306
Hartford Global Impact Fund	2,652	18	2,634
MM Russell 2000® Small Cap Index Fund	7,614	1,304	6,310
MM S&P 500® Index Fund	99,894	43,677	56,217
MM S&P Mid Cap Index Fund	44,591	39,930	4,661
Russell Balanced Strategy Fund	3,007	5,525	(2,518)
Russell Conservative Strategy Fund	—	375	(375)
Russell Equity Growth Strategy Fund	—	125	(125)
Russell Growth Strategy Fund	5,353	13,234	(7,881)
Russell Moderate Strategy Fund	2,279	3,310	(1,031)
PIMCO Total Return Fund	133,738	302,702	(168,964)
PIMCO Real Return Fund	75,482	212,662	(137,180)

The changes in units outstanding for the period ended December 31, 2018 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income Fund	79,767	197,518	(117,751)
American Century Growth Fund	25,946	163,249	(137,303)
American Century Ultra® Fund	982	817	165
American Century VP Balanced Fund	114	997	(883)
American Century VP International Fund	58	5,557	(5,499)
American Century Small Cap Value Fund	8,906	26,348	(17,442)
American Century Large Company Value Fund	238	330	(92)
American Century Inflation-Adjusted Bond Fund	1,275	479	796
American Century Equity Growth Fund	2,998	4,151	(1,153)
American Century VP Income & Growth Fund	200	303	(103)
American Century VP Ultra Fund	99	1,867	(1,768)
American Century VP Value Fund	1,810	2,394	(584)
American Century Mid Cap Value Fund	8,371	15,646	(7,275)
Invesco V.I. Small Cap Equity Fund	—	2,087	(2,087)
Invesco V.I. Diversified Dividend Fund	1	779	(778)
Invesco European Growth Fund	2,091	1,453	638
Invesco International Growth Fund	6,006	12,743	(6,737)
Invesco Mid Cap Core Equity Fund	917	3,560	(2,643)
Invesco Small Cap Growth Fund	23,421	17,675	5,746
Invesco Real Estate Fund	13,457	46,958	(33,501)
Invesco Small Cap Equity Fund	4,692	12,053	(7,361)
Invesco Developing Markets Fund	60,933	63,506	(2,573)
American Century Diversified Bond Fund	3,431	1,401	2,030
Domini Impact Equity Fund	5,488	6,715	(1,227)
AB Global Bond Fund	990	1,362	(372)
AB Global Risk Allocation Fund	529	1,795	(1,266)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Relative Value Fund	1,895	470	1,425
AB Sustainable International Thematic Fund	6,328	7,287	(959)
AB International Value Fund	7,454	16,398	(8,944)
AB Growth Fund	698	1,610	(912)
AB Discovery Growth Fund	2,557	16	2,541
AB Discovery Value Fund	10,499	7,713	2,786
AB Value Fund	145	193	(48)
AB High Income Fund	9,775	30,525	(20,750)
American Funds AMCAP Fund®	31,211	31,423	(212)
American Funds American Balanced Fund®	94,912	92,107	2,805
American Funds Capital Income Builder®	120,667	225,416	(104,749)
American Funds EuroPacific Growth Fund	227,291	333,373	(106,082)
American Funds Fundamental Investors FundSM	123,170	199,468	(76,298)
American Funds New Perspective Fund®	58,160	87,271	(29,111)
American Funds The Bond Fund of America®	50,431	97,373	(46,942)
American Funds The Growth Fund of America®	217,194	447,272	(230,078)
American Funds The Income Fund of America®	88,147	248,731	(160,584)
American Funds The Investment Company of America®	50,716	92,612	(41,896)
American Funds The New Economy Fund®	23,276	28,501	(5,225)
American Funds Washington Mutual Investors FundSM	34,732	52,003	(17,271)
American Funds American Mutual Fund®	36,184	48,796	(12,612)
American Funds Capital World Growth and Income Fund®	120,312	226,706	(106,394)
American Funds SMALLCAP World Fund®	5,686	18,703	(13,017)
New World Fund	10,242	2,079	8,163
Ariel Appreciation Fund	577	587	(10)
Ariel Fund	850	369	481
Artisan Mid Cap Value Fund	925	13,894	(12,969)
Ave Maria Rising Dividend Fund	18,816	34,322	(15,506)
Ave Maria Value Fund	254	1	253
Ave Maria Growth Fund	465	101	364
BlackRock LifePath® Dynamic 2020 Fund	101,600	192,131	(90,531)
BlackRock LifePath® Dynamic 2030 Fund	251,040	276,812	(25,772)
BlackRock LifePath® Dynamic 2040 Fund	207,889	200,617	7,272
BlackRock LifePath® Dynamic Retirement Fund	12,301	30,071	(17,770)
BlackRock LifePath® Dynamic 2050 Fund	64,669	41,904	22,765
BlackRock LifePath® Dynamic 2025 Fund	4,571	2,566	2,005
BlackRock LifePath® Dynamic 2035 Fund	14,258	649	13,609
BlackRock LifePath® Dynamic 2045 Fund	6,385	858	5,527
BlackRock LifePath® Dynamic 2055 Fund	6,458	1,454	5,004
Baron Small Cap Fund	2,974	18,501	(15,527)
BlackRock U.S. Government Bond Portfolio	1,415	299	1,116
BlackRock Equity Dividend Fund	39,229	48,790	(9,561)
BlackRock Capital Appreciation Fund	1,858	2,731	(873)
BlackRock Advantage Large Cap Growth Fund	548	387	161
Calvert VP SRI Balanced Portfolio	244	13	231
Calvert Equity Fund	25,321	40,577	(15,256)
Calvert Bond Fund	41,661	32,240	9,421
Calvert Income Fund	6,875	12,792	(5,917)
Columbia Contrarian Core Fund	5,148	9,092	(3,944)
Columbia Small Cap Value I Fund	93	110	(17)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Select Mid Cap Value Fund	13,162	13,079	83
Columbia Acorn Fund	4,228	6,549	(2,321)
CRM Mid Cap Value Fund	1,483	902	581
Columbia Disciplined Small Core Fund	1,574	9,545	(7,971)
Calamos International Growth Fund	71	1,236	(1,165)
Davis Financial Fund	1,223	1,486	(263)
Davis New York Venture Fund	44,088	68,667	(24,579)
Davis Opportunity Fund	3,394	2,806	588
Delaware Diversified Income Fund	6,649	14,935	(8,286)
Delaware Extended Duration Bond Fund	147	381	(234)
Dreyfus Bond Market Index Fund	176,532	242,661	(66,129)
Dreyfus VIF Appreciation Portfolio	396	238	158
Dreyfus International Stock Index Fund	375	4,433	(4,058)
Dreyfus MidCap Index Fund	69,290	88,516	(19,226)
Dreyfus SmallCap Stock Index Fund	65,034	53,574	11,460
Dreyfus VIF Growth and Income Portfolio	—	422	(422)
Dreyfus VIF Quality Bond Portfolio Fund	349	300	49
Dreyfus S&P 500 Index Fund	289,376	309,809	(20,433)
Dreyfus Intermediate Term Income Fund	896	75,701	(74,805)
Eaton Vance Large-Cap Value Fund	16,366	69,372	(53,006)
Eaton Vance Dividend Builder Fund	3,051	12,632	(9,581)
Eaton Vance Worldwide Health Sciences Fund	25,628	30,974	(5,346)
Eaton Vance Income Fund of Boston	34,150	61,765	(27,615)
Eaton Vance Balanced Fund	1,831	810	1,021
Eaton Vance Atlanta Capital SMID-Cap Fund	10,288	6,384	3,904
Wells Fargo Asset Allocation Fund	845	3,682	(2,837)
Wells Fargo Emerging Markets Equity Fund	27,836	43,861	(16,025)
Wells Fargo Utility & Telecommunications Fund	180	144	36
Alger Capital Appreciation Institutional Portfolio	27,925	25,423	2,502
Alger Mid Cap Growth Institutional Fund	6,812	14,306	(7,494)
Alger Small Cap Growth Institutional Fund	6,864	5,871	993
Nuveen Mid Cap Growth Opportunities Fund	3,111	2,464	647
Nuveen Small Cap Select Fund	1,753	1	1,752
Nuveen Santa Barbara Dividend Growth Fund	191	1,937	(1,746)
Fidelity Advisor Equity Growth Fund	3,516	886	2,630
Fidelity Advisor Value Strategies Fund	105	1,346	(1,241)
Fidelity Advisor Leveraged Company Stock Fund	17,333	25,430	(8,097)
Federated Equity Income Fund, Inc.	539	72	467
Federated Fund for U.S. Government Securities Fund	1,550	1,104	446
Federated MDT Mid Cap Growth Fund	916	449	467
Federated High Income Bond Fund	16	—	16
Federated Kaufmann Fund	19,681	42,439	(22,758)
Federated Short-Term Income Fund	9,200	6,881	2,319
Federated Total Return Bond Fund	686	3,058	(2,372)
Federated Clover Small Value Fund	71	1,139	(1,068)
Federated International Leaders Fund	14	1	13
Fidelity® VIP Growth Opportunities Portfolio	15,411	15,265	146
Fidelity® VIP Overseas Portfolio	457	—	457
Fidelity® VIP Value Strategies Portfolio	252	615	(363)
Fidelity® VIP Balanced Portfolio	3,426	10,533	(7,107)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Growth & Income Portfolio	3,406	3,003	403
Fidelity® VIP Freedom 2030 Portfolio	332	4,630	(4,298)
Fidelity® VIP Freedom 2015 Portfolio	—	1,568	(1,568)
Fidelity® VIP Freedom 2025 Portfolio	75	211	(136)
Fidelity Advisor® Stock Selector All Cap Fund	129	1	128
Templeton Global Opportunities Trust	665	3,510	(2,845)
Templeton Developing Markets Trust	10,628	13,416	(2,788)
Franklin High Income Fund	18,223	33,899	(15,676)
Franklin Strategic Income Fund	27,685	52,223	(24,538)
Templeton Global Bond Fund	73,536	117,221	(43,685)
Franklin U.S. Government Securities Fund	3,469	7,050	(3,581)
Franklin Small Cap Value Fund	19,066	26,989	(7,923)
Franklin Mutual Global Discovery Fund	136,912	180,073	(43,161)
Templeton Growth Fund	13,956	14,552	(596)
Franklin Income Fund	46,454	164,033	(117,579)
Franklin Growth Fund	105,046	108,905	(3,859)
Franklin Total Return Fund	4,826	9,441	(4,615)
Franklin Balance Sheet Investment Fund	214	9,771	(9,557)
Franklin Mutual Beacon Fund	5,019	6,675	(1,656)
Franklin Mutual Shares Fund	15,784	37,646	(21,862)
Franklin Small-Mid Cap Growth Fund	25,014	30,523	(5,509)
Franklin Conservative Allocation Fund	32,757	35,321	(2,564)
Franklin Growth Allocation Fund	45,952	69,146	(23,194)
Franklin Moderate Allocation Fund	44,946	59,647	(14,701)
Templeton Foreign Fund	36,271	98,193	(61,922)
Franklin Small-Mid Cap Growth Fund	245	961	(716)
Highland Premier Growth Equity	632	979	(347)
Goldman Sachs Income Builder Fund	407	1,415	(1,008)
Goldman Sachs Capital Growth Fund	17	—	17
Goldman Sachs Core Fixed Income Fund	1,006	675	331
Goldman Sachs Government Income Fund	36,675	31,358	5,317
Goldman Sachs Equity Income Fund	392	1,758	(1,366)
Goldman Sachs Growth Opportunities Fund	5,355	5,751	(396)
Goldman Sachs Focused International Equity Fund	557	1,668	(1,111)
Goldman Sachs Mid Cap Value Fund	14,026	17,156	(3,130)
Goldman Sachs Small Cap Value Fund	60,155	73,556	(13,401)
Goldman Sachs Strategic Growth Fund	304	827	(523)
Goldman Sachs High Yield Fund	11,159	33,475	(22,316)
Goldman Sachs Large Cap Value Fund	3,384	1,506	1,878
Goldman Sachs Small/Mid Cap Growth Fund	1,105	731	374
Goldman Sachs Satellite Strategies Portfolio	15	—	15
Frost Value Equity Fund	3	8	(5)
Hartford Balanced HLS Fund	11,508	62,094	(50,586)
Hartford Total Return Bond HLS Fund	65,298	152,014	(86,716)
Hartford Capital Appreciation HLS Fund	8,505	89,759	(81,254)
Hartford Dividend and Growth HLS Fund	76,448	462,875	(386,427)
The Hartford Healthcare HLS Fund	25,546	29,873	(4,327)
Hartford Global Growth HLS Fund	13,973	23,741	(9,768)
Hartford Disciplined Equity HLS Fund	4	—	4
Hartford Growth Opportunities HLS Fund	31,990	39,900	(7,910)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford International Opportunities HLS Fund	8,563	5,575	2,988
Hartford MidCap HLS Fund	28,796	69,898	(41,102)
Hartford Ultrashort Bond HLS Fund	27,631	81,028	(53,397)
Hartford Small Company HLS Fund	75,890	170,719	(94,829)
Hartford Small Cap Growth HLS Fund	3,180	5,648	(2,468)
Hartford Stock HLS Fund	1,754	23,553	(21,799)
Hartford U.S. Government Securities HLS Fund	3,147	14,788	(11,641)
Hartford Value HLS Fund	3,997	7,019	(3,022)
The Hartford Checks and Balances Fund	1,861	6,107	(4,246)
The Hartford High Yield	3,657	3,404	253
The Hartford Dividend and Growth Fund	7,273	50,053	(42,780)
The Hartford International Opportunities Fund	10,832	14,085	(3,253)
The Hartford MidCap Fund	6,003	15,992	(9,989)
The Hartford Small Company Fund	4,510	30,870	(26,360)
The Hartford Total Return Bond Fund	6,520	5,258	1,262
The Hartford Healthcare Fund	2,577	1,624	953
The Hartford Growth Opportunities Fund	1,810	233	1,577
The Hartford Value Opportunities Fund	37	708	(671)
Hartford Moderate Allocation Fund	39,856	88,716	(48,860)
The Hartford Conservative Allocation Fund	9,316	24,466	(15,150)
The Hartford Capital Appreciation Fund	23,452	68,163	(44,711)
The Hartford Growth Allocation Fund	25,352	74,652	(49,300)
The Hartford Inflation Plus Fund	8,492	8,319	173
The Hartford Equity Income Fund	15,218	20,578	(5,360)
The Hartford Balanced Income Fund	28,807	1,182	27,625
The Hartford International Small Company Fund	544	187	357
The Hartford MidCap Value Fund	1,297	1,753	(456)
Hotchkis and Wiley Large Cap Value Fund	1,026	2,575	(1,549)
Invesco V.I. Technology Fund	21,931	18,699	3,232
Invesco Technology Fund	16,738	10,710	6,028
Ivy Natural Resources Fund	45,355	61,296	(15,941)
Ivy Large Cap Growth Fund	5,625	6,868	(1,243)
Ivy Science & Technology Fund	30,201	42,744	(12,543)
Ivy Asset Strategy Fund	4,008	4,250	(242)
Janus Henderson Forty Portfolio	4,474	5,106	(632)
Janus Henderson Global Research Portfolio	83	2,910	(2,827)
Janus Henderson Enterprise Portfolio	2,192	12,045	(9,853)
Janus Henderson Balanced Portfolio	5,594	4,176	1,418
Janus Henderson Overseas Portfolio	2,552	9,373	(6,821)
Janus Henderson Flexible Bond Fund	369	366	3
Janus Henderson Forty Fund	14,758	40,483	(25,725)
Janus Henderson Balanced Fund	18,937	15,130	3,807
Janus Henderson Enterprise Fund	14,097	23,626	(9,529)
Janus Henderson Overseas Fund	23,668	34,856	(11,188)
Janus Henderson Global Research Fund	358	4,386	(4,028)
Janus Henderson Mid Cap Value Fund	7,553	6,102	1,451
PGIM Jennison Natural Resources Fund	20,090	24,080	(3,990)
PGIM Jennison Mid-Cap Growth Fund	4,132	11,348	(7,216)
PGIM Jennison 20/20 Focus Fund	1,817	2,572	(755)
JPMorgan Large Cap Growth Fund	56	425	(369)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
JPMorgan Core Bond Fund	45,030	64,684	(19,654)
JPMorgan Small Cap Equity Fund	116	513	(397)
JPMorgan Small Cap Growth Fund	2,828	1,410	1,418
JPMorgan Small Cap Value Fund	3,294	2,606	688
JPMorgan U.S. Equity Fund	13,399	32,445	(19,046)
JPMorgan SmartRetirement 2020 Fund	93,446	111,834	(18,388)
JPMorgan SmartRetirement 2025 Fund	106,541	112,216	(5,675)
JPMorgan SmartRetirement 2030 Fund	139,206	170,807	(31,601)
JPMorgan SmartRetirement 2035 Fund	115,052	86,534	28,518
JPMorgan SmartRetirement 2040 Fund	108,158	152,951	(44,793)
JPMorgan SmartRetirement 2045 Fund	84,150	50,928	33,222
JPMorgan SmartRetirement 2050 Fund	105,197	102,358	2,839
JPMorgan SmartRetirement Income Fund	29,098	39,267	(10,169)
JP Morgan Smart Retirement 2055 Fund	44,674	24,628	20,046
Keeley Small Cap Value Fund	2,156	12,464	(10,308)
Loomis Sayles Bond Fund	38,593	43,859	(5,266)
LKCM Aquinas Catholic Equity Fund	319	793	(474)
Lord Abbett Affiliated Fund	3,609	6,683	(3,074)
Lord Abbett Fundamental Equity Fund	10,317	51,782	(41,465)
Lord Abbett Bond Debenture Fund	22,667	29,303	(6,636)
Lord Abbett Growth Opportunities fund	1,622	2,372	(750)
Lord Abbett Calibrated Dividend Growth Fund	2,212	1,498	714
Lord Abbett Total Return Fund	69,025	88,170	(19,145)
Lord Abbett Developing Growth Fund	7,000	25,102	(18,102)
Lord Abbett International Equity Inv Opt	5,121	2,927	2,194
Lord Abbett Value Opportunities Fund	34,064	62,995	(28,931)
Clearbridge Value Trust	401	1,105	(704)
BMO Mid-Cap Value Fund	33,717	39,719	(6,002)
MassMutual RetireSMARTSM by JPMorgan 2010 Fund	709	319	390
MFS® Emerging Markets Debt Fund	7,266	11,999	(4,733)
Massachusetts Investors Growth Stock Fund	27,727	33,948	(6,221)
MFS High Income Fund	8,269	31,708	(23,439)
MFS International New Discovery Fund	1,467	2,725	(1,258)
MFS Mid Cap Growth Fund	6,819	6,852	(33)
MFS New Discovery Fund	24,388	21,557	2,831
MFS Research International Fund	77,738	109,114	(31,376)
MFS Total Return Fund	26,084	41,836	(15,752)
MFS Utilities Fund	35,302	66,103	(30,801)
MFS Value Fund	109,700	129,224	(19,524)
MFS Total Return Bond Fund	90,486	110,313	(19,827)
MFS Massachusetts Investors Trust	10,424	18,978	(8,554)
MFS International Growth Fund	1,037	261	776
MFS Core Equity Fund	2,964	29,219	(26,255)
MFS Government Securities Fund	98,682	111,518	(12,836)
MFS International Value Fund	45,070	57,116	(12,046)
MFS Technology Fund	134	381	(247)
MFS Core Equity Series	69	109	(40)
MFS Utilities Series	39	1,275	(1,236)
MFS Growth Fund	6,552	6,934	(382)
MFS High Yield Portfolio	302	1,399	(1,097)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Global Allocation Fund, Inc.	83,248	160,173	(76,925)
BlackRock Advantage Large Cap Core Fund	274	218	56
BlackRock Advantage U.S. Total Market Fund	325	12	313
BlackRock Small Cap Growth Fund II	626	47,255	(46,629)
BlackRock Mid Cap Dividend Fund	8,625	10,263	(1,638)
BlackRock International Dividend Fund	15,998	54,807	(38,809)
BlackRock Mid Cap Growth Equity Portfolio	2,672	3,539	(867)
Victory Munder Mid-Cap Core Growth Fund	9,126	14,162	(5,036)
Neuberger Berman Sustainable Equity Fund	10,493	9,658	835
Nuveen NWQ International Value Fund	2,558	31	2,527
The Oakmark International Small Cap Fund	1,785	2,536	(751)
The Oakmark Equity and Income Fund	2,214	75,719	(73,505)
Oppenheimer Capital Appreciation Fund	2,520	3,752	(1,232)
Oppenheimer Global Fund	19,362	41,976	(22,614)
Oppenheimer Global Opportunities Fund	6,446	1,322	5,124
Oppenheimer International Growth Fund	46,317	52,388	(6,071)
Oppenheimer Main Street Fund	5,650	1,933	3,717
Oppenheimer Global Strategic Income Fund	7,170	7,223	(53)
Oppenheimer Main Street Mid Cap Fund	17,103	53,582	(36,479)
Oppenheimer Developing Markets Fund	21,965	76,336	(54,371)
Oppenheimer Capital Income Fund	20	—	20
Oppenheimer International Bond Fund	33,798	50,110	(16,312)
Oppenheimer Mid Cap Value Fund	5,392	15,340	(9,948)
Oppenheimer Main Street All Cap Fund®	6,760	9,687	(2,927)
Oppenheimer Gold & Special Minerals Fund	39,880	43,774	(3,894)
Oppenheimer Real Estate Fund	24,782	34,390	(9,608)
Oppenheimer Equity Income Fund	77	1	76
Oppenheimer International Diversified Fund	2,920	472	2,448
Oppenheimer Rising Dividends Fund	162	70	92
Putnam Global Equity Fund	46	83	(37)
Putnam VT High Yield Fund	70	4,144	(4,074)
Putnam VT International Growth Fund	2,160	2,194	(34)
Putnam VT Sustainable Leaders Fund	243	1,363	(1,120)
Putnam VT Small Cap Value Fund	416	996	(580)
Pioneer Disciplined Value Fund	1,560	1,228	332
Pioneer Equity Income Fund	1,768	677	1,091
Pioneer Fundamental Growth Fund	357	123	234
AllianzGI NFJ International Value Fund	288	2	286
AllianzGI NFJ Small-Cap Value Fund	6,569	19,630	(13,061)
AllianzGI NFJ Dividend Value Fund	101,787	169,518	(67,731)
AMG Managers Cadence Mid Cap Fund	749	427	322
PIMCO Emerging Markets Bond Fund	2,209	6,322	(4,113)
Pioneer Fund	11,777	15,445	(3,668)
Pioneer High Yield Fund	14,301	19,027	(4,726)
Pioneer Strategic Income Fund	98,094	100,349	(2,255)
Pioneer Mid Cap Value Fund	6,392	17,149	(10,757)
Pioneer Select Mid Cap Growth Fund	2,555	4,316	(1,761)
PIMCO Total Return ESG Fund	2,018	1,496	522
Putnam Equity Income Fund	9,699	9,147	552
Putnam High Yield Fund	17,241	28,946	(11,705)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam International Equity Fund	1,259	4,414	(3,155)
Putnam Sustainable Leaders Fund	1	181	(180)
Putnam International Capital Opportunities Fund	4,149	4,296	(147)
Putnam Small Cap Growth Fund	1,476	4,622	(3,146)
Royce Total Return Fund	85,269	29,064	56,205
Royce Smaller-Companies Growth Fund	1,134	1,768	(634)
Royce Small-Cap Value Fund	32,388	21,242	11,146
Columbia Large Cap Value Fund	563	819	(256)
Columbia Small/Mid Cap Value Fund	8,217	6,054	2,163
RidgeWorth Ceredex Small Cap Value Equity Fund	13,244	20,004	(6,760)
RidgeWorth Ceredex Mid-Cap Value Equity Fund	10,977	15,861	(4,884)
RidgeWorth Seix Total Return Bond Fund	664	354	310
RidgeWorth Ceredex Large Cap Value Equity Fund	1,996	4,587	(2,591)
DWS Equity Dividend Fund	887	3,802	(2,915)
DWS Capital Growth Fund	127	15	112
DWS Enhanced Emerging Markets Fixed Income	224	1,296	(1,072)
SSgA S&P 500 Index Fund	9,828	7,433	2,395
DWS Core Equity VIP	48	1,001	(953)
DWS Global Growth Fund	497	421	76
Select Overseas Fund	1,778	7,775	(5,997)
MassMutual Select Total Return Bond Fund	4,384	5,694	(1,310)
MassMutual Blue Chip Growth Fund	1,193	598	595
Select T. Rowe Price/Frontier MC Gr II Fund	10,101	5,984	4,117
Select Western Strategic Bond Fund	3,182	1,781	1,401
ClearBridge Appreciation Fund	9,050	5,700	3,350
ClearBridge Aggressive Growth Fund	107	2,187	(2,080)
ClearBridge All Cap Value Fund	626	91	535
ClearBridge Mid Cap Fund	5,823	8,926	(3,103)
ClearBridge Small Cap Growth Fund	6,489	9,706	(3,217)
Thornburg International Value Fund	55,325	52,848	2,477
Thornburg Value Fund	6,550	13,594	(7,044)
Thornburg Core Growth Fund	4,739	5,636	(897)
Timothy Plan Large/Mid Cap Value Fund	2,753	1,369	1,384
T. Rowe Price Growth Stock Fund, Inc.	106,246	177,757	(71,511)
T. Rowe Price Equity Income Fund	14,180	12,713	1,467
T. Rowe Price Retirement 2010 Fund	17,536	19,575	(2,039)
T. Rowe Price Retirement 2020 Fund	122,698	86,939	35,759
T. Rowe Price Retirement 2030 Fund	141,100	78,919	62,181
T. Rowe Price Retirement 2040 Fund	91,367	59,002	32,365
T. Rowe Price Retirement 2050 Fund	51,978	46,505	5,473
T. Rowe Price Retirement Balanced Fund	34,569	7,731	26,838
UBS Global Allocation Fund	95	39	56
UBS US Allocation Fund	23	—	23
Vanguard Small-Cap Index Fund	1,980	51,342	(49,362)
Vanguard Mid-Cap Index Fund	2,653	35,327	(32,674)
Vanguard Total Bond Market Index Fund	3,911	12,987	(9,076)
Vanguard Total Stock Market Index Fund	3,348	42,040	(38,692)
Victory Diversified Stock Fund	4,135	4,624	(489)
Victory Special Value Fund	6,199	12,453	(6,254)
Victory Sycamore Small Company Opportunity Fund	31,179	59,553	(28,374)

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Victory Sycamore Established Value Fund	32,495	29,490	3,005
Invesco Small Cap Discovery Fund	22,188	35,412	(13,224)
Invesco Comstock Fund	29,344	31,354	(2,010)
Invesco Equity and Income Fund	54,985	125,047	(70,062)
Invesco Growth and Income Fund	25,647	48,764	(23,117)
Invesco Mid Cap Growth Fund	10,976	18,615	(7,639)
Invesco Quality Income Fund	17	1	16
Invesco Small Cap Value Fund	4,840	8,784	(3,944)
Invesco American Value Fund	307	349	(42)
Invesco Value Opportunities Fund	1,008	5,203	(4,195)
Invesco Diversified Dividend Fund	2,645	16,600	(13,955)
Invesco American Franchise Fund	8,724	8,575	149
Invesco Global Core Equity Fund	1,238	853	385
Vanguard 500 Index Fund	4,991	55,718	(50,727)
Wells Fargo International Equity Fund	518	60	458
Wells Fargo Core Bond Fund	1,396	3,839	(2,443)
Columbia Seligman Communications and Information Fund	3,669	5,635	(1,966)
Columbia Seligman Global Technology Fund	2,542	743	1,799
Columbia Select Small Cap Value Fund	168	130	38
TIAA-CREF Large Cap Value Index Fund	21,569	14,618	6,951
TIAA-CREF Large Cap Growth Fund	27,241	15,839	11,402
TIAA-CREF Bond Index Fund	3,124	477	2,647
TIAA-CREF Equity Index Fund	37,563	26,956	10,607
MM MSCI EAFE® International Index Fund	17,362	12,347	5,015
MassMutual RetireSMARTSM by JPMorgan 2015 Fund	3,696	13,195	(9,499)
MassMutual RetireSMARTSM by JPMorgan 2020 Fund	7,745	55,306	(47,561)
MassMutual RetireSMARTSM by JPMorgan 2025 Fund	15,741	56,619	(40,878)
MassMutual RetireSMARTSM by JPMorgan 2030 Fund	24,149	25,721	(1,572)
MassMutual RetireSMARTSM by JPMorgan 2035 Fund	30,358	46,289	(15,931)
MassMutual RetireSMARTSM by JPMorgan 2040 Fund	17,342	17,069	273
MassMutual RetireSMARTSM by JPMorgan 2045 Fund	17,183	26,590	(9,407)
MassMutual RetireSMARTSM by JPMorgan 2050 Fund	13,799	13,579	220
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund	956	804	152
MassMutual RetireSMARTSM by JPMorgan 2055 Fund	10,636	11,335	(699)
American Century Heritage Fund	6,649	6,320	329
ClearBridge Small Cap Value Fund	11	3	8
Oak Ridge Small Cap Growth Fund	16,523	16,581	(58)
HIMCO VIT Index Fund	17,448	818,023	(800,575)
Oppenheimer Corporate Bond Fund	158	15	143
MassMutual Premier Strategic Emerging Markets Fund	538	—	538
MassMutual Premier Small Cap Opportunities Fund	3,984	770	3,214
MassMutual Select Small Cap Growth Equity Fund	44	—	44
Fidelity VIP Freedom 2035 Portfolio	649	—	649
Fidelity VIP Freedom 2040 Portfolio	7,276	7,276	—
Ivy Small Cap Growth Fund	40,061	11,562	28,499
T. Rowe Price Retirement 2060 Fund	276	2	274
MSIF Global Opportunity Portfolio	3,007	328	2,679
JPMorgan U.S. Government Money Market Fund	42,531	41,102	1,429
American Century U.S. Government Money Market Fund	25,906	37,327	(11,421)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Balanced-Risk Commodity Strategy Fund	294	132	162
Columbia Select International Equity Fund	—	40	(40)
Putnam Growth Opportunities Fund	59	1	58
John Hancock New Opportunities Fund	1,358	7,681	(6,323)
Columbia Large Cap Growth III	5,328	8,126	(2,798)
Hartford Global Capital Appreciation Fund	3,359	61,281	(57,922)
Victory RS Value Fund	287	19,470	(19,183)
Pioneer Global Equity Fund	18,491	27,750	(9,259)
BlackRock Advantage Small Cap Growth Fund	103,839	19,841	83,998
MassMutual Select T.Rowe Price Retire 2035 Fund	2,020	—	2,020
BlackRock S&P 500 Index V.I. Fund	1,226,228	138,937	1,087,291
Hartford International Equity Fund	121,808	78,333	43,475
BNY Mellon Insight Core Plus Fund	67,967	773	67,194
MM Russell 2000® Small Cap Index Fund	3,148	5,774	(2,626)
MM S&P 500® Index Fund	120,455	121,861	(1,406)
MM S&P Mid Cap Index Fund	64,833	65,995	(1,162)
Russell Balanced Strategy Fund	5,193	1,602	3,591
Russell Conservative Strategy Fund	84	6	78
Russell Equity Growth Strategy Fund	72	—	72
Russell Growth Strategy Fund	7,796	1,459	6,337
Russell Moderate Strategy Fund	2,812	811	2,001
PIMCO Total Return Fund	212,467	381,344	(168,877)
PIMCO Real Return Fund	185,794	321,103	(135,309)

6.  Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century Equity Income Fund
2019	762,366	$32.44	to	$47.89	$32,874,140	—	to	1.25%	1.99%	to	2.05%	22.26%	to	506.16%
2018	867,254	7.90	to	26.54	29,721,065	—	to	1.25%	1.73%	to	1.74%	(11.34)%	to	(5.82)%
2017	985,005	8.91	to	28.18	35,240,030	—	to	1.25%	0.84%	to	1.57%	1.14%	to	11.66%
2016	1,082,002	25.23	to	35.87	34,434,131	—	to	1.25%	1.75%	to	1.76%	17.72%	to	19.20%
2015	1,164,853	21.44	to	30.10	30,961,715	—	to	1.25%	0.77%	to	2.06%	(0.90)%	to	2.31%
American Century Growth Fund
2019	798,546	28.71	to	49.25	23,605,799	—	to	1.25%	—	to	0.26%	33.42%	to	35.40%
2018	902,111	21.20	to	36.91	19,806,745	—	to	1.25%	—	to	0.22%	(3.13)%	to	(1.63)%
2017	1,039,414	21.55	to	38.11	23,330,262	—	to	1.25%	—	to	0.17%	28.21%	to	30.09%
2016	1,184,279	16.57	to	29.72	20,380,625	—	to	1.25%	0.31%	to	0.50%	2.56%	to	4.15%
2015	1,732,986	15.91	to	28.98	28,285,537	—	to	1.25%	0.11%	to	0.35%	3.02%	to	4.59%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century Ultra® Fund
2019	12,340	$30.94	to	$35.52	$423,797	0.35%	to	1.25%	—	to	—	32.60%	to	33.80%
2018	15,326	23.33	to	26.54	395,253	0.35%	to	1.25%	—	to	—	(0.85)%	to	0.05%
2017	15,161	23.53	to	26.53	391,486	0.35%	to	1.25%	—	to	—	29.95%	to	31.12%
2016	16,612	18.11	to	20.23	329,415	0.35%	to	1.25%	0.03%	to	0.03%	2.84%	to	3.77%
2015	13,450	17.61	to	19.50	256,044	0.35%	to	1.25%	—	to	—	4.56%	to	5.52%
American Century VP Balanced Fund
2019	7,357	21.36	to	21.36	157,128	0.70%	to	0.70%	1.55%	to	1.55%	19.02%	to	19.02%
2018	8,780	17.95	to	17.95	157,554	0.70%	to	0.70%	1.39%	to	1.39%	(4.50)%	to	(4.50)%
2017	9,663	18.79	to	18.79	181,590	0.70%	to	0.70%	1.54%	to	1.54%	13.12%	to	13.12%
2016	10,031	16.61	to	16.61	166,636	0.70%	to	0.70%	1.58%	to	1.58%	6.25%	to	6.25%
2015	10,703	15.64	to	15.64	167,356	0.70%	to	0.70%	1.71%	to	1.71%	(3.24)%	to	(3.24)%
American Century VP International Fund
2019	646	16.85	to	16.85	10,889	0.70%	to	0.70%	1.34%	to	1.34%	27.52%	to	27.52%
2018	1,098	13.21	to	13.21	14,508	0.70%	to	0.70%	2.38%	to	2.38%	(15.82)%	to	(15.82)%
2017	6,597	15.70	to	15.70	103,541	0.70%	to	0.70%	0.15%	to	0.15%	30.29%	to	30.29%
2016	831	12.05	to	12.05	10,009	0.70%	to	0.70%	1.01%	to	1.01%	(6.16)%	to	(6.16)%
2015	732	12.84	to	12.84	9,403	0.70%	to	0.70%	0.36%	to	0.36%	0.05%	to	0.05%
American Century Small Cap Value Fund
2019	121,221	28.15	to	32.57	3,478,602	—	to	1.25%	0.25%	to	0.50%	31.41%	to	33.51%
2018	139,829	21.09	to	24.79	3,028,379	—	to	1.25%	0.33%	to	0.56%	(18.25)%	to	(17.07)%
2017	157,271	25.42	to	30.32	4,080,146	—	to	1.25%	0.09%	to	0.29%	(9.72)%	to	8.55%
2016	173,372	23.06	to	27.93	4,061,981	—	to	1.25%	0.46%	to	0.67%	24.24%	to	26.01%
2015	249,006	18.30	to	22.48	4,599,606	—	to	1.25%	0.13%	to	0.13%	(4.13)%	to	(2.67)%
American Century Large Company Value Fund
2019	2,594	17.21	to	17.21	44,640	0.75%	to	0.75%	1.55%	to	1.55%	5.74%	to	26.37%
2018	2,661	13.62	to	16.27	36,629	0.75%	to	1.25%	1.62%	to	1.67%	(9.32)%	to	(8.86)%
2017	2,753	14.94	to	17.94	41,863	0.75%	to	1.25%	1.53%	to	1.55%	9.37%	to	9.91%
2016	2,911	13.59	to	16.41	40,079	0.75%	to	1.25%	1.65%	to	1.65%	13.73%	to	14.30%
2015	3,253	11.89	to	14.43	39,373	0.75%	to	1.25%	0.91%	to	1.02%	(5.28)%	to	(4.79)%
American Century Inflation-Adjusted Bond Fund
2019	9,957	13.27	to	13.52	135,518	0.75%	to	1.25%	2.21%	to	2.27%	6.17%	to	6.70%
2018	9,189	12.50	to	12.67	117,264	0.75%	to	1.25%	2.62%	to	2.72%	(3.89)%	to	(3.41)%
2017	8,393	13.01	to	13.11	110,875	0.75%	to	1.25%	0.76%	to	1.68%	1.56%	to	2.07%
2016	12,461	12.81	to	13.36	157,040	0.85%	to	1.25%	1.58%	to	1.68%	3.09%	to	3.50%
2015	11,364	12.43	to	12.91	138,973	0.85%	to	1.25%	0.73%	to	0.74%	(3.52)%	to	(3.15)%
American Century Equity Growth Fund
2019	3,352	21.34	to	25.06	81,716	0.75%	to	1.25%	0.90%	to	0.91%	(0.14)%	to	26.45%
2018	17,231	19.82	to	21.37	361,702	0.65%	to	1.25%	0.73%	to	0.74%	(7.71)%	to	(7.15)%
2016	7,820	17.89	to	16.13	129,245	—	to	1.25%	1.19%	to	1.22%	8.32%	to	9.68%
2015	6,052	14.70	to	16.52	92,135	—	to	1.25%	0.45%	to	1.16%	(5.57)%	to	(2.34)%
American Century VP Income & Growth Fund
2019	8,136	23.51	to	23.51	191,255	0.70%	to	0.70%	2.02%	to	2.02%	23.08%	to	23.08%
2018	11,501	19.10	to	19.10	219,670	0.70%	to	0.70%	1.92%	to	1.92%	(7.52)%	to	(7.52)%
2017	11,604	20.65	to	20.65	239,650	0.70%	to	0.70%	2.38%	to	2.38%	19.65%	to	19.65%
2016	11,865	17.26	to	17.26	204,807	0.70%	to	0.70%	2.39%	to	2.39%	12.69%	to	12.69%
2015	21,221	15.32	to	15.32	325,045	0.70%	to	0.70%	2.10%	to	2.10%	(6.26)%	to	(6.26)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Ultra Fund
2019	30,957	$36.22	to	$36.22	$1,121,198	0.70%	to	0.70%	—	to	—	33.64%	to	33.64%
2018	32,410	27.10	to	27.10	878,332	0.70%	to	0.70%	0.26%	to	0.26%	0.05%	to	0.05%
2017	34,178	27.09	to	27.09	925,765	0.70%	to	0.70%	0.36%	to	0.36%	31.31%	to	31.31%
2016	32,760	20.63	to	20.63	675,792	0.70%	to	0.70%	0.34%	to	0.34%	3.72%	to	3.72%
2015	33,382	19.89	to	19.89	663,935	0.70%	to	0.70%	0.44%	to	0.44%	5.51%	to	5.51%
American Century VP Value Fund
2019	38,069	23.15	to	23.15	881,454	0.70%	to	0.70%	2.13%	to	2.13%	26.15%	to	26.15%
2018	43,834	18.35	to	18.35	804,546	0.70%	to	0.70%	1.66%	to	1.66%	(9.79)%	to	(9.79)%
2017	44,417	20.35	to	20.35	903,701	0.70%	to	0.70%	1.65%	to	1.65%	7.99%	to	7.99%
2016	50,153	18.84	to	18.84	944,919	0.70%	to	0.70%	1.77%	to	1.77%	19.64%	to	19.64%
2015	51,098	15.75	to	15.75	804,667	0.70%	to	0.70%	2.14%	to	2.14%	(4.56)%	to	(4.56)%
American Century Mid Cap Value Fund
2019	26,890	26.92	to	30.45	786,610	—	to	1.25%	1.25%	to	1.34%	26.95%	to	28.55%
2018	40,293	21.21	to	23.69	924,707	—	to	1.25%	0.78%	to	0.86%	(14.33)%	to	(13.25)%
2017	47,568	24.76	to	27.31	1,254,819	—	to	1.25%	1.31%	to	1.34%	9.95%	to	11.32%
2016	46,387	22.52	to	24.53	1,105,369	—	to	1.25%	1.24%	to	1.35%	20.98%	to	22.50%
2015	28,160	18.61	to	20.02	544,313	—	to	1.25%	0.59%	to	1.00%	(3.80)%	to	(3.01)%
Invesco V.I. Small Cap Equity Fund
2019	5,258	19.44	to	19.44	102,236	0.70%	to	0.70%	—	to	—	25.72%	to	25.72%
2018	5,258	15.47	to	15.47	81,318	0.70%	to	0.70%	—	to	—	(15.68)%	to	(15.68)%
2017	7,345	18.34	to	18.34	134,717	0.70%	to	0.70%	—	to	—	13.26%	to	13.26%
2016	14,009	16.19	to	16.19	226,878	0.70%	to	0.70%	—	to	—	11.28%	to	11.28%
2015	12,069	14.55	to	14.55	175,633	0.70%	to	0.70%	—	to	—	(6.17)%	to	(6.17)%
Invesco V.I. Diversified Dividend Fund
2019	1,391	23.11	to	23.11	32,152	0.70%	to	0.70%	2.83%	to	2.83%	24.22%	to	24.22%
2018	1,808	18.60	to	18.60	33,630	0.70%	to	0.70%	2.21%	to	2.21%	(8.22)%	to	(8.22)%
2017	2,586	20.27	to	20.27	52,423	0.70%	to	0.70%	1.24%	to	1.24%	7.82%	to	7.82%
2016	4,560	18.80	to	18.80	85,717	0.70%	to	0.70%	1.09%	to	1.09%	14.01%	to	14.01%
2015	8,749	16.49	to	16.49	144,250	0.70%	to	0.70%	1.75%	to	1.75%	1.34%	to	1.34%
Invesco European Growth Fund
2019	23,910	14.37	to	18.17	327,683	—	to	1.25%	—	to	2.41%	22.96%	to	24.50%
2018	32,080	11.54	to	14.78	354,928	—	to	1.25%	1.15%	to	1.16%	(19.86)%	to	(18.84)%
2017	31,442	14.22	to	18.44	431,104	—	to	1.25%	—	to	1.98%	25.33%	to	26.90%
2016	46,753	10.43	to	14.71	498,926	0.35%	to	1.25%	1.39%	to	1.45%	(3.95)%	to	(3.09)%
2015	45,735	10.76	to	15.32	505,528	0.35%	to	1.25%	1.46%	to	1.46%	3.29%	to	4.20%
Invesco International Growth Fund
2019	19,628	14.18	to	18.41	331,872	0.50%	to	1.25%	1.69%	to	2.02%	26.37%	to	27.32%
2018	19,747	11.14	to	14.57	260,156	0.50%	to	1.25%	0.71%	to	0.85%	(16.40)%	to	(15.76)%
2017	26,484	14.11	to	17.43	423,563	0.15%	to	1.25%	—	to	1.69%	21.12%	to	22.45%
2016	27,276	10.84	to	14.39	357,599	0.50%	to	1.25%	1.22%	to	1.23%	(2.10)%	to	(1.37)%
2015	26,398	11.64	to	14.70	351,214	0.15%	to	1.25%	—	to	1.14%	(3.79)%	to	(2.75)%
Invesco Mid Cap Core Equity Fund
2019	9,339	19.94	to	21.18	194,851	0.50%	to	1.25%	0.19%	to	0.33%	24.23%	to	25.16%
2018	15,855	15.93	to	17.05	259,068	0.50%	to	1.25%	0.10%	to	0.10%	(13.07)%	to	(12.41)%
2017	18,498	18.19	to	19.61	344,227	0.50%	to	1.25%	0.07%	to	0.16%	13.62%	to	14.47%
2016	16,954	15.89	to	17.26	301,774	0.50%	to	1.25%	0.31%	to	0.32%	10.62%	to	11.45%
2015	15,570	14.26	to	15.60	249,601	0.50%	to	1.25%	0.03%	to	0.04%	(5.55)%	to	(4.84)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Small Cap Growth Fund
2019	68,278	$27.74	to	$58.52	$1,829,537	—	to	1.25%	—	to	—	22.80%	to	88.59%
2018	83,101	22.59	to	31.03	2,042,057	—	to	1.25%	—	to	—	(16.83)%	to	(10.17)%
2017	77,355	25.15	to	37.31	1,780,165	—	to	1.25%	—	to	—	14.24%	to	23.40%
2016	84,155	11.69	to	37.57	1,558,215	0.35%	to	1.25%	—	to	—	9.92%	to	10.90%
2015	91,214	10.54	to	34.18	1,236,411	0.35%	to	1.25%	—	to	—	(3.06)%	to	(2.12)%
Invesco Real Estate Fund
2019	119,378	29.27	to	47.58	4,578,304	—	to	1.25%	1.55%	to	1.92%	26.19%	to	28.22%
2018	137,129	22.83	to	37.71	4,067,494	—	to	1.25%	1.32%	to	1.67%	(6.84)%	to	(5.28)%
2017	170,630	24.10	to	40.48	5,152,583	—	to	1.25%	1.11%	to	1.53%	7.09%	to	8.86%
2016	192,862	22.14	to	37.80	5,510,208	—	to	1.25%	1.69%	to	1.97%	4.49%	to	6.18%
2015	248,643	20.85	to	36.17	6,584,943	—	to	1.25%	1.09%	to	1.54%	0.45%	to	2.07%
Invesco Small Cap Equity Fund
2019	32,078	20.77	to	21.45	649,912	—	to	1.25%	—	to	—	24.56%	to	26.13%
2018	49,327	16.46	to	17.22	788,453	—	to	1.25%	—	to	—	(16.22)%	to	(15.16)%
2017	56,688	19.41	to	20.56	1,074,842	—	to	1.25%	—	to	—	12.17%	to	13.58%
2016	59,372	17.09	to	18.33	990,828	—	to	1.25%	—	to	—	10.33%	to	11.72%
2015	62,433	15.29	to	16.61	938,387	—	to	1.25%	—	to	—	(6.80)%	to	(2.86)%
Invesco Developing Markets Fund
2019	170,077	14.79	to	16.73	2,807,625	—	to	1.25%	1.51%	to	1.53%	28.36%	to	29.97%
2018	182,347	11.52	to	12.87	2,318,337	—	to	1.25%	1.37%	to	1.38%	(19.77)%	to	(18.75)%
2017	184,920	14.36	to	15.84	2,890,257	—	to	1.25%	0.69%	to	0.85%	28.73%	to	30.34%
2016	174,694	11.16	to	12.15	2,089,117	—	to	1.25%	0.89%	to	0.91%	18.27%	to	19.75%
2015	173,168	9.43	to	10.15	1,732,462	—	to	1.25%	0.98%	to	3.16%	(19.95)%	to	(19.71)%
American Century Diversified Bond Fund
2019	18,445	11.96	to	12.44	221,754	0.85%	to	1.25%	2.04%	to	2.13%	6.82%	to	7.25%
2018	14,228	11.19	to	11.60	160,144	0.85%	to	1.25%	2.36%	to	2.42%	(3.02)%	to	(2.63)%
2017	12,198	11.54	to	11.91	141,510	0.85%	to	1.25%	1.90%	to	1.94%	1.89%	to	2.30%
2016	8,222	11.33	to	11.64	93,611	0.85%	to	1.25%	2.02%	to	2.06%	0.99%	to	1.39%
2015	4,642	11.22	to	11.48	52,236	0.85%	to	1.25%	2.42%	to	2.46%	(1.25)%	to	(0.83)%
Domini Impact Equity Fund
2019	24,588	22.50	to	79.50	1,696,160	—	to	1.25%	0.53%	to	0.57%	30.03%	to	31.66%
2018	33,927	17.31	to	60.38	1,816,478	—	to	1.25%	0.87%	to	0.95%	(10.21)%	to	(9.08)%
2017	35,154	19.27	to	66.41	2,041,079	—	to	1.25%	0.26%	to	0.28%	13.99%	to	15.42%
2016	35,645	16.91	to	57.53	1,679,641	—	to	1.25%	1.08%	to	1.09%	9.86%	to	11.24%
2015	30,833	15.39	to	51.72	1,289,810	—	to	1.25%	0.55%	to	0.77%	(8.45)%	to	(1.77)%
AB Global Bond Fund
2019	9,004	12.32	to	13.16	112,133	0.50%	to	1.25%	3.29%	to	3.31%	6.11%	to	6.91%
2018	7,590	11.61	to	12.31	88,987	0.50%	to	1.25%	2.83%	to	2.85%	(1.33)%	to	(0.58)%
2017	7,962	11.76	to	12.39	94,597	0.50%	to	1.25%	2.21%	to	2.23%	1.71%	to	2.47%
2016	2,926	11.57	to	12.09	34,517	0.50%	to	1.25%	2.14%	to	2.16%	4.07%	to	4.86%
2015	2,930	11.11	to	11.53	33,137	0.50%	to	1.25%	3.66%	to	3.77%	(0.78)%	to	(0.02)%
AB Global Risk Allocation Fund
2019	10,295	17.58	to	18.10	192,009	—	to	1.25%	1.27%	to	1.28%	14.85%	to	16.30%
2018	10,349	15.31	to	15.56	167,364	—	to	1.25%	0.56%	to	0.56%	(10.17)%	to	(9.03)%
2017	11,615	17.04	to	17.10	209,796	—	to	1.25%	—	to	3.01%	10.40%	to	11.79%
2016	11,869	15.30	to	15.44	192,483	—	to	1.25%	3.70%	to	5.62%	5.88%	to	7.21%
2015	11,381	14.27	to	14.58	172,835	—	to	1.25%	0.06%	to	0.06%	(4.84)%	to	(3.70)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB Relative Value Fund
2019	3,551	$21.74	to	$24.27	$78,644	0.50%	to	1.25%	0.35%	to	1.28%	21.56%	to	22.47%
2018	10,182	17.75	to	19.97	181,885	0.50%	to	1.25%	1.13%	to	1.16%	(6.97)%	to	(6.26)%
2017	8,757	18.94	to	21.46	166,804	0.50%	to	1.25%	0.81%	to	0.86%	17.25%	to	18.13%
2016	7,377	18.30	to	19.50	136,259	0.65%	to	1.25%	1.82%	to	1.96%	9.77%	to	10.43%
2015	7,291	16.67	to	17.66	120,155	0.65%	to	1.25%	1.00%	to	1.35%	(0.10)%	to	0.49%
AB Sustainable International Thematic Fund
2019	36,632	11.18	to	13.89	449,135	0.35%	to	1.25%	—	to	—	25.29%	to	26.43%
2018	45,293	8.85	to	11.09	417,158	0.35%	to	1.25%	—	to	—	(18.38)%	to	(17.63)%
2017	46,252	10.74	to	13.58	526,782	0.35%	to	1.25%	—	to	—	32.80%	to	33.99%
2016	41,594	8.02	to	10.23	356,078	0.35%	to	1.25%	0.65%	to	0.72%	(8.25)%	to	(7.42)%
2015	40,486	8.66	to	11.15	378,529	0.35%	to	1.25%	—	to	—	(3.30)%	to	(2.50)%
AB International Value Fund
2019	66,145	10.29	to	13.12	700,186	—	to	1.25%	1.19%	to	1.23%	(25.47)%	to	15.03%
2018	68,877	8.95	to	17.60	642,612	—	to	1.25%	0.20%	to	0.21%	(24.13)%	to	(23.17)%
2017	77,821	11.79	to	22.91	953,953	—	to	1.25%	1.50%	to	1.90%	23.28%	to	24.83%
2016	92,923	9.56	to	12.13	907,320	—	to	1.25%	0.17%	to	0.18%	(2.20)%	to	(1.14)%
2015	106,091	9.78	to	12.27	1,058,736	—	to	1.25%	1.09%	to	1.32%	1.07%	to	1.24%
AB Growth Fund
2019	1,384	27.91	to	29.91	40,637	0.50%	to	1.05%	—	to	—	29.74%	to	30.45%
2018	3,608	21.51	to	22.93	82,259	0.50%	to	1.05%	—	to	—	2.61%	to	3.17%
2017	4,520	22.22	to	24.52	99,839	0.50%	to	1.25%	—	to	—	32.18%	to	33.17%
2016	3,056	16.69	to	18.55	50,863	0.50%	to	1.25%	—	to	—	0.20%	to	0.95%
2015	3,755	16.53	to	18.51	61,721	0.50%	to	1.25%	—	to	—	7.43%	to	8.25%
AB Discovery Growth Fund
2019	7,582	30.10	to	31.92	242,338	0.50%	to	1.25%	—	to	—	28.81%	to	29.77%
2018	12,308	23.20	to	24.78	296,060	0.50%	to	1.25%	—	to	—	(5.67)%	to	(4.95)%
2017	9,767	24.40	to	26.27	243,475	0.50%	to	1.25%	—	to	—	30.88%	to	31.86%
2016	9,729	20.07	to	21.38	198,790	0.65%	to	1.25%	—	to	—	3.49%	to	4.11%
2015	12,546	19.39	to	20.54	246,100	0.65%	to	1.25%	—	to	—	(2.10)%	to	(1.49)%
AB Discovery Value Fund
2019	33,958	21.79	to	24.20	779,263	0.35%	to	1.25%	0.78%	to	0.81%	16.80%	to	18.25%
2018	42,091	18.43	to	20.72	809,528	0.15%	to	1.25%	0.28%	to	0.37%	(16.28)%	to	(13.70)%
2017	39,305	22.01	to	24.01	899,260	0.35%	to	1.25%	0.10%	to	0.12%	11.31%	to	12.31%
2016	52,550	19.77	to	21.37	1,082,935	0.35%	to	1.25%	0.20%	to	0.33%	22.84%	to	23.94%
2015	54,543	16.10	to	17.25	909,311	0.35%	to	1.25%	—	to	—	(7.07)%	to	(6.22)%
AB Value Fund
2019	869	11.80	to	12.97	10,291	0.50%	to	1.25%	1.55%	to	1.58%	18.39%	to	19.28%
2018	746	9.97	to	10.88	7,462	0.50%	to	1.25%	1.00%	to	1.02%	(16.15)%	to	(15.52)%
2017	794	11.89	to	12.87	9,459	0.50%	to	1.25%	0.80%	to	1.14%	11.99%	to	12.83%
2016	1,225	10.61	to	11.41	13,052	0.50%	to	1.25%	1.28%	to	1.85%	9.59%	to	10.41%
2015	597	9.69	to	10.33	5,810	0.50%	to	1.25%	1.11%	to	1.31%	(8.80)%	to	(8.14)%
AB High Income Fund
2019	31,924	14.94	to	15.97	490,861	0.50%	to	1.25%	—	to	6.36%	12.29%	to	13.14%
2018	35,333	13.31	to	14.12	480,076	0.50%	to	1.25%	6.44%	to	6.45%	(6.97)%	to	(6.26)%
2017	56,083	14.30	to	15.22	830,928	0.35%	to	1.25%	3.04%	to	5.88%	6.59%	to	7.55%
2016	44,612	13.42	to	14.02	615,290	0.50%	to	1.25%	6.37%	to	6.46%	13.79%	to	14.65%
2015	29,713	11.79	to	12.23	355,875	0.50%	to	1.25%	6.81%	to	6.86%	(5.20)%	to	(4.51)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds AMCAP Fund®
2019	126,279	$27.88	to	$28.01	$3,403,811	—	to	1.25%	0.24%	to	0.27%	24.33%	to	25.89%
2018	164,533	22.25	to	22.43	3,526,241	—	to	1.25%	0.22%	to	0.24%	(3.43)%	to	(2.21)%
2017	164,745	22.75	to	23.22	3,636,876	—	to	1.25%	0.14%	to	0.15%	20.09%	to	21.60%
2016	175,521	18.71	to	19.34	3,209,912	—	to	1.25%	0.13%	to	0.14%	7.32%	to	8.66%
2015	210,072	17.22	to	18.02	3,539,011	—	to	1.25%	—	to	—	(0.77)%	to	0.47%
American Funds American Balanced Fund®
2019	469,248	22.45	to	22.62	10,023,583	0.35%	to	1.25%	1.64%	to	1.66%	15.86%	to	17.29%
2018	476,275	19.14	to	19.52	8,638,121	0.15%	to	1.25%	1.29%	to	1.54%	(4.25)%	to	(1.30)%
2017	473,470	19.78	to	19.99	8,972,582	0.35%	to	1.25%	1.31%	to	1.44%	13.63%	to	14.65%
2016	527,997	17.25	to	17.59	8,758,280	0.35%	to	1.25%	1.44%	to	1.48%	6.90%	to	7.87%
2015	510,987	15.99	to	16.45	7,907,688	0.35%	to	1.25%	1.26%	to	1.28%	0.08%	to	0.96%
American Funds Capital Income Builder®
2019	1,007,677	16.63	to	17.35	16,182,257	—	to	1.25%	3.08%	to	3.10%	15.53%	to	16.98%
2018	1,069,874	14.22	to	15.02	14,787,098	—	to	1.25%	2.94%	to	3.12%	(8.52)%	to	(7.36)%
2017	1,174,623	15.35	to	16.42	17,705,173	—	to	1.25%	3.09%	to	3.16%	12.41%	to	13.82%
2016	1,345,068	13.48	to	14.61	17,941,870	—	to	1.25%	3.12%	to	3.16%	5.23%	to	6.55%
2015	1,427,203	12.65	to	13.88	18,005,021	—	to	1.25%	3.05%	to	3.10%	(4.47)%	to	(3.25)%
American Funds EuroPacific Growth Fund
2019	1,135,181	18.41	to	26.12	25,665,785	—	to	1.25%	0.80%	to	1.09%	25.03%	to	26.98%
2018	1,412,931	14.50	to	20.89	25,744,107	—	to	1.25%	0.90%	to	1.07%	(16.53)%	to	(15.22)%
2017	1,519,013	17.10	to	25.03	32,280,342	—	to	1.25%	0.57%	to	0.90%	28.71%	to	30.70%
2016	1,711,587	19.45	to	44.25	27,485,573	—	to	1.25%	0.95%	to	1.42%	(0.86)%	to	(0.56)%
2015	1,992,981	19.62	to	44.50	30,924,126	—	to	1.25%	1.15%	to	1.32%	(3.76)%	to	(2.36)%
American Funds Fundamental Investors FundSM
2019	702,901	25.31	to	26.81	16,948,817	—	to	1.25%	1.22%	to	1.26%	25.59%	to	27.17%
2018	775,177	19.90	to	21.35	14,819,712	—	to	1.25%	1.18%	to	1.18%	(8.11)%	to	(6.95)%
2017	851,475	21.39	to	23.23	17,653,478	—	to	1.25%	1.10%	to	1.16%	21.42%	to	22.94%
2016	1,030,219	17.40	to	19.13	17,476,605	—	to	1.25%	1.16%	to	1.29%	10.75%	to	12.14%
2015	1,104,398	15.51	to	17.28	16,792,292	—	to	1.25%	1.06%	to	1.12%	1.75%	to	3.07%
American Funds New Perspective Fund®
2019	409,813	24.32	to	26.29	9,853,336	—	to	1.25%	0.70%	to	0.79%	28.00%	to	29.61%
2018	425,127	18.76	to	20.54	7,905,632	—	to	1.25%	0.58%	to	0.65%	(7.34)%	to	(6.17)%
2017	454,238	19.99	to	22.16	9,070,660	—	to	1.25%	0.11%	to	0.12%	26.87%	to	28.46%
2016	508,190	15.56	to	17.47	7,899,762	—	to	1.25%	0.45%	to	0.50%	0.24%	to	1.50%
2015	510,237	15.33	to	17.43	7,862,907	—	to	1.25%	0.34%	to	0.37%	3.68%	to	5.03%
American Funds The Bond Fund of America®
2019	314,725	12.70	to	13.31	4,088,009	0.35%	to	1.25%	2.02%	to	2.03%	6.37%	to	7.33%
2018	324,683	11.94	to	12.40	3,952,643	0.35%	to	1.25%	2.06%	to	2.07%	(1.67)%	to	(0.78)%
2017	371,625	12.14	to	12.50	4,576,638	0.35%	to	1.25%	1.54%	to	1.54%	1.63%	to	2.55%
2016	431,867	11.95	to	12.19	5,192,313	0.35%	to	1.25%	1.37%	to	1.39%	1.17%	to	2.08%
2015	441,103	11.81	to	11.94	5,217,034	0.35%	to	1.25%	1.65%	to	1.65%	(1.32)%	to	(0.43)%
American Funds The Growth Fund of America®
2019	1,338,583	31.60	to	40.45	43,871,014	—	to	1.25%	0.25%	to	0.38%	26.12%	to	27.71%
2018	1,548,650	25.05	to	31.67	40,346,491	—	to	1.25%	0.17%	to	0.17%	(4.46)%	to	(3.25)%
2017	1,778,728	26.22	to	32.74	47,863,870	—	to	1.25%	0.14%	to	0.15%	24.15%	to	25.71%
2016	2,009,685	21.12	to	41.32	42,809,878	—	to	1.25%	0.24%	to	0.25%	1.72%	to	6.78%
2015	2,164,008	19.78	to	40.62	43,262,105	—	to	1.25%	0.23%	to	0.23%	(3.33)%	to	3.73%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds The Income Fund of America®
2019	586,845	$18.69	to	$19.91	$10,997,844	0.35%	to	1.25%	2.94%	to	2.94%	17.01%	to	18.07%
2018	660,207	15.83	to	17.01	10,479,026	0.35%	to	1.25%	2.56%	to	2.61%	(6.64)%	to	(5.79)%
2016	933,273	14.93	to	16.34	13,928,229	0.35%	to	1.25%	2.82%	to	2.84%	8.80%	to	9.78%
2015	925,598	13.60	to	15.01	12,603,044	0.35%	to	1.25%	2.68%	to	2.75%	(3.07)%	to	(2.17)%
American Funds The Investment Company of America®
2019	440,305	22.22	to	23.37	9,616,234	0.35%	to	1.25%	1.60%	to	1.67%	13.15%	to	22.55%
2018	491,335	19.07	to	19.64	8,704,055	0.15%	to	1.25%	1.19%	to	1.37%	(8.01)%	to	1.44%
2017	533,231	19.36	to	20.73	10,209,753	0.35%	to	1.25%	1.30%	to	1.34%	17.80%	to	18.86%
2016	625,920	16.29	to	17.60	10,231,353	0.35%	to	1.25%	1.60%	to	1.61%	12.75%	to	13.77%
2015	633,649	14.32	to	15.61	9,119,596	0.35%	to	1.25%	1.29%	to	1.33%	(3.04)%	to	(2.15)%
American Funds The New Economy Fund®
2019	109,485	28.69	to	30.70	3,085,820	—	to	1.25%	0.01%	to	0.01%	24.49%	to	26.05%
2018	117,235	22.76	to	24.66	2,632,078	—	to	1.25%	0.13%	to	0.13%	(5.74)%	to	(4.54)%
2017	122,460	23.84	to	26.16	2,910,088	—	to	1.25%	—	to	—	32.25%	to	33.91%
2016	128,914	17.80	to	19.78	2,317,420	—	to	1.25%	—	to	—	0.62%	to	1.88%
2015	127,512	17.48	to	19.66	2,242,472	—	to	1.25%	0.05%	to	0.05%	2.18%	to	3.47%
American Funds Washington Mutual Investors FundSM
2019	209,002	25.19	to	25.52	5,109,762	0.35%	to	1.25%	1.55%	to	1.57%	23.57%	to	24.68%
2018	232,461	20.38	to	20.47	4,537,009	0.35%	to	1.25%	1.50%	to	1.52%	(4.50)%	to	(3.63)%
2017	249,732	19.99	to	21.34	5,016,096	—	to	1.25%	1.54%	to	1.61%	18.25%	to	19.73%
2016	284,673	16.70	to	18.05	4,823,195	—	to	1.25%	1.64%	to	1.64%	11.60%	to	13.00%
2015	294,654	14.78	to	16.17	4,426,605	—	to	1.25%	1.56%	to	1.71%	(1.74)%	to	(0.50)%
American Funds American Mutual Fund®
2019	169,247	23.47	0.00	24.40	3,953,607	—	to	1.25%	1.76%	to	1.77%	19.82%	to	21.33%
2018	179,192	19.34	to	20.36	3,452,187	—	to	1.25%	1.64%	to	1.66%	(3.65)%	to	(2.43)%
2017	191,804	19.82	to	21.13	3,800,522	—	to	1.25%	1.65%	to	1.71%	15.78%	to	17.23%
2016	226,190	16.91	to	18.25	3,858,356	—	to	1.25%	1.72%	to	1.80%	12.36%	to	13.77%
2015	321,684	14.86	to	16.24	4,840,014	—	to	1.25%	1.72%	to	1.73%	(4.39)%	to	(3.17)%
American Funds Capital World Growth and Income Fund®
2019	989,508	22.38	to	26.18	25,206,717	—	to	1.25%	—	to	1.81%	23.39%	to	25.32%
2018	1,077,411	17.86	to	21.22	21,930,520	—	to	1.25%	1.70%	to	1.99%	(11.70)%	to	(10.30)%
2017	1,183,805	19.91	to	24.03	26,990,765	—	to	1.25%	1.57%	to	1.86%	22.76%	to	24.63%
2016	1,353,698	19.57	to	72.83	24,538,540	—	to	1.25%	2.14%	to	2.14%	4.83%	to	6.15%
2015	1,585,433	18.67	to	68.61	26,852,451	—	to	1.25%	1.92%	to	1.93%	(3.71)%	to	(2.49)%
American Funds SMALLCAP World Fund®
2019	39,982	19.77	to	24.31	843,855	0.50%	to	1.25%	—	to	—	14.80%	to	28.79%
2018	45,498	17.22	to	18.87	738,388	0.15%	to	1.25%	—	to	—	(11.10)%	to	1.24%
2017	58,515	17.01	to	21.23	1,042,221	0.50%	to	1.25%	—	to	—	24.90%	to	25.83%
2016	71,331	13.52	to	17.00	1,001,168	0.50%	to	1.25%	0.09%	to	0.09%	4.15%	to	4.94%
2015	67,552	12.88	to	16.32	909,807	0.50%	to	1.25%	—	to	—	0.99%	to	1.77%
New World Fund
2019	26,160	14.90	to	15.62	402,484	—	to	1.25%	—	to	0.92%	25.58%	to	27.16%
2018	24,127	11.86	to	12.29	293,027	—	to	1.25%	0.69%	to	3.77%	(13.64)%	to	(12.54)%
2017	15,964	13.74	to	14.05	222,629	—	to	1.25%	0.10%	to	2.46%	30.56%	to	32.20%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Ariel Appreciation Fund
2019	7,177	$24.02	to	$44.61	$191,998	—	to	1.25%	0.81%	to	1.00%	15.54%	to	23.05%
2018	7,087	19.52	to	38.61	153,564	—	to	1.25%	0.93%	to	1.00%	(19.36)%	to	(15.07)%
2017	7,097	22.99	to	47.88	181,326	—	to	1.25%	0.86%	to	0.92%	1.79%	to	13.67%
2016	7,041	20.22	to	47.04	157,318	—	to	1.25%	0.69%	to	0.79%	4.35%	to	11.27%
2015	7,924	18.17	to	45.08	157,589	—	to	1.25%	0.90%	to	1.03%	(15.96)%	to	(7.37)%
Ariel Fund
2019	13,726	22.39	to	65.05	340,345	—	to	1.25%	0.64%	to	0.89%	17.59%	to	23.12%
2018	13,222	18.19	to	55.32	265,047	—	to	1.25%	0.89%	to	1.02%	(20.95)%	to	(14.75)%
2017	12,741	21.34	to	69.98	298,898	—	to	1.25%	0.73%	to	0.82%	8.78%	to	14.45%
2016	11,743	18.64	to	64.33	239,857	—	to	1.25%	0.32%	to	0.55%	8.24%	to	14.13%
2015	10,806	16.33	to	59.43	193,038	—	to	1.25%	—	to	0.65%	(17.25)%	to	(5.31)%
Artisan Mid Cap Value Fund
2019	77,348	24.45	to	56.74	3,896,590	—	to	1.25%	0.57%	to	0.60%	21.99%	to	23.53%
2018	87,228	20.04	to	45.93	3,546,027	—	to	1.25%	0.18%	to	0.20%	(14.65)%	to	(13.57)%
2017	100,197	23.48	to	53.15	4,784,173	—	to	1.25%	0.07%	to	0.07%	10.97%	to	12.36%
2016	117,323	21.16	to	47.30	4,895,250	—	to	1.25%	0.65%	to	0.80%	20.96%	to	22.47%
2015	161,973	17.49	to	38.62	5,662,385	—	to	1.25%	0.35%	to	0.41%	(11.02)%	to	(9.90)%
Ave Maria Rising Dividend Fund
2019	41,636	27.23	to	30.79	1,218,959	—	to	1.25%	1.24%	to	1.25%	25.99%	to	27.58%
2018	57,518	21.61	to	24.13	1,314,190	—	to	1.25%	1.21%	to	1.32%	(5.99)%	to	(4.80)%
2017	73,024	22.99	to	25.35	1,747,751	—	to	1.25%	1.11%	to	1.13%	15.38%	to	16.82%
2016	115,623	19.92	to	21.70	2,392,472	—	to	1.25%	1.70%	to	1.70%	13.90%	to	15.33%
2015	99,476	17.49	to	18.82	1,795,111	—	to	1.25%	1.34%	to	1.38%	(7.06)%	to	(5.87)%
Ave Maria Value Fund
2019	1,391	11.99	to	12.10	16,798	1.05%	to	1.25%	0.04%	to	0.05%	18.03%	to	19.03%
2018	1,333	10.07	to	10.25	13,503	0.75%	to	1.25%	—	to	—	(9.89)%	to	(9.44)%
2017	1,080	11.18	to	11.39	12,124	0.50%	to	1.25%	—	to	—	16.27%	to	17.14%
2016	12,073	9.61	to	9.72	117,218	0.50%	to	1.25%	—	to	—	15.00%	to	15.86%
2015	9,298	8.36	to	8.38	77,865	0.75%	to	1.25%	0.13%	to	0.15%	(16.31)%	to	(16.14)%
Ave Maria Growth Fund
2019	5,212	33.93	to	38.37	188,012	—	to	1.25%	0.01%	to	0.01%	35.39%	to	43.29%
2018	2,719	25.06	to	26.78	69,311	0.50%	to	1.25%	—	to	0.18%	(3.03)%	to	(2.30)%
2017	2,355	25.84	to	28.17	61,764	0.15%	to	1.25%	—	to	0.02%	25.79%	to	27.17%
2016	18,259	20.55	to	21.63	384,047	0.50%	to	1.25%	0.08%	to	0.09%	10.68%	to	11.52%
2015	15,138	18.56	to	19.80	283,928	0.15%	to	1.25%	—	to	0.25%	(3.92)%	to	(2.87)%
BlackRock LifePath® Dynamic 2020 Portfolio+
2019	—	15.29	to	17.55	—	—	to	1.25%	1.90%	to	2.70%	0.00%	to	—
2018	984,773	15.38	to	25.14	17,664,901	—	to	1.25%	2.34%	to	2.40%	(5.18)%	to	(3.98)%
2017	1,075,304	16.22	to	26.18	20,534,467	—	to	1.25%	1.39%	to	1.40%	11.97%	to	13.38%
2016	1,167,447	13.19	to	23.09	19,663,766	—	to	1.25%	1.42%	to	1.58%	4.64%	to	6.29%
2015	1,409,717	13.80	to	21.72	23,575,798	—	to	1.25%	1.84%	to	1.84%	(3.02)%	to	(1.79)%
BlackRock LifePath® Dynamic 2030 Portfolio
2019	1,302,525	17.45	to	19.26	26,863,694	0.50%	to	1.25%	2.23%	to	2.40%	(36.32)%	to	20.56%
2018	1,435,974	15.98	to	27.40	24,757,289	—	to	1.25%	2.14%	to	2.21%	(6.66)%	to	(5.48)%
2017	1,461,746	17.12	to	28.99	27,146,541	—	to	1.25%	1.68%	to	1.71%	16.21%	to	17.67%
2016	1,481,802	14.73	to	24.64	23,993,081	—	to	1.25%	1.78%	to	1.86%	5.91%	to	7.24%
2015	1,670,029	13.91	to	22.97	26,141,968	—	to	1.25%	1.64%	to	1.83%	(3.28)%	to	(2.04)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock LifePath® Dynamic 2040 Portfolio
2019	1,280,284	$20.14	to	$36.39	$25,867,486	—	to	1.25%	2.19%	to	2.26%	24.16%	to	25.72%
2018	1,430,187	16.23	to	28.95	23,220,615	—	to	1.25%	1.83%	to	1.88%	(8.64)%	to	(7.49)%
2017	1,422,915	17.76	to	31.29	25,682,408	—	to	1.25%	1.87%	to	1.99%	19.93%	to	21.44%
2016	1,446,783	14.81	to	25.77	22,588,066	—	to	1.25%	1.83%	to	1.94%	6.64%	to	7.97%
2015	1,547,395	13.89	to	23.87	23,219,033	—	to	1.25%	1.60%	to	1.67%	(3.50)%	to	(2.31)%
BlackRock LifePath® Dynamic Retirement Fund+
2019	980,408	17.59	to	25.87	18,863,186	—	to	1.25%	2.51%	to	2.89%	15.46%	to	16.91%
2018	160,238	15.23	to	22.13	2,773,196	—	to	1.25%	2.44%	to	2.44%	(4.89)%	to	(3.68)%
2017	178,008	16.01	to	22.98	3,240,657	—	to	1.25%	1.26%	to	1.27%	10.29%	to	11.68%
2016	233,594	14.52	to	20.57	3,779,966	—	to	1.25%	1.45%	to	1.46%	4.60%	to	5.91%
2015	300,233	13.88	to	19.42	4,756,498	—	to	1.25%	1.93%	to	1.95%	(2.72)%	to	(1.55)%
BlackRock LifePath® Dynamic 2050 Portfolio
2019	257,213	21.32	to	21.74	5,783,565	1.05%	to	1.25%	1.99%	to	2.15%	14.89%	to	24.54%
2018	261,976	17.12	to	18.92	4,728,912	—	to	1.25%	1.79%	to	1.95%	(9.65)%	to	(8.32)%
2017	239,211	18.95	to	20.64	4,780,546	—	to	1.25%	1.73%	to	1.94%	11.10%	to	20.96%
2016	233,221	15.66	to	18.58	3,817,535	—	to	1.25%	1.90%	to	2.71%	5.99%	to	8.19%
2015	226,620	14.69	to	15.80	3,461,771	—	to	1.25%	1.52%	to	1.58%	(3.85)%	to	(2.68)%
BlackRock LifePath® Dynamic 2025 Portfolio
2019	21,955	15.80	to	16.31	352,013	0.85%	to	1.25%	—	to	1.95%	17.33%	to	17.68%
2018	23,646	13.43	to	13.90	322,535	0.75%	to	1.25%	—	to	2.51%	(6.06)%	to	(5.59)%
2017	21,641	14.29	to	14.95	313,725	0.50%	to	1.25%	0.26%	to	0.72%	13.79%	to	14.64%
2016	21,583	12.56	to	13.04	273,570	0.50%	to	1.25%	1.52%	to	1.68%	5.22%	to	6.01%
2015	62,073	11.94	to	12.30	753,177	0.50%	to	1.25%	1.59%	to	1.67%	(3.41)%	to	(2.62)%
BlackRock LifePath® Dynamic 2035 Portfolio
2019	31,853	17.48	to	18.19	560,666	0.75%	to	1.25%	1.49%	to	1.98%	21.84%	to	22.45%
2018	28,779	14.34	to	14.85	415,786	0.75%	to	1.25%	1.85%	to	2.02%	(7.86)%	to	(7.40)%
2017	15,170	15.57	to	16.28	238,440	0.50%	to	1.25%	0.34%	to	1.50%	17.82%	to	18.70%
2016	19,496	13.21	to	13.71	259,576	0.50%	to	1.25%	1.69%	to	2.08%	6.04%	to	6.84%
2015	15,154	12.46	to	12.84	189,463	0.50%	to	1.25%	1.75%	to	1.75%	(3.63)%	to	(2.90)%
BlackRock LifePath® Dynamic 2045 Portfolio
2019	19,069	18.69	to	20.08	361,449	0.35%	to	1.25%	1.89%	to	2.07%	24.48%	to	25.61%
2018	14,513	15.02	to	15.99	221,018	0.35%	to	1.25%	1.72%	to	1.80%	(9.59)%	to	(8.76)%
2017	8,986	16.61	to	17.52	151,664	0.35%	to	1.25%	1.71%	to	1.76%	20.54%	to	21.62%
2016	9,146	13.78	to	14.41	127,877	0.35%	to	1.25%	1.80%	to	1.86%	6.56%	to	7.52%
2015	10,589	12.93	to	13.40	138,792	0.35%	to	1.25%	1.07%	to	1.45%	(3.80)%	to	(2.97)%
BlackRock LifePath® Dynamic 2055 Portfolio
2019	23,679	19.24	to	20.67	462,307	0.35%	to	1.25%	1.82%	to	2.18%	24.56%	to	25.68%
2018	16,173	15.45	to	16.45	254,446	0.35%	to	1.25%	1.70%	to	1.86%	(9.77)%	to	(8.95)%
2017	11,169	17.12	to	18.07	194,555	0.35%	to	1.25%	1.52%	to	1.69%	20.73%	to	21.81%
2016	9,996	14.18	to	14.83	143,761	0.35%	to	1.25%	1.79%	to	1.99%	6.56%	to	7.52%
2015	5,749	13.31	to	13.79	77,527	0.35%	to	1.25%	1.24%	to	1.93%	(3.90)%	to	(3.00)%
Baron Small Cap Fund
2019	65,199	28.64	to	40.36	2,580,174	—	to	1.25%	—	to	—	32.83%	to	34.50%
2018	73,687	21.56	to	30.01	2,179,502	—	to	1.25%	—	to	—	(8.54)%	to	(7.39)%
2017	89,214	23.57	to	32.40	2,865,499	—	to	1.25%	—	to	—	25.56%	to	27.13%
2016	97,071	18.78	to	25.35	2,462,095	—	to	1.25%	—	to	—	(10.07)%	to	8.57%
2015	148,983	17.29	to	28.19	3,442,438	—	to	1.25%	—	to	—	(15.37)%	to	(6.42)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock U.S. Government Bond Portfolio
2019	12,588	$10.91	to	$12.13	$144,132	—	to	1.25%	2.26%	to	2.34%	5.14%	to	6.46%
2018	15,197	10.38	to	11.40	162,818	—	to	1.25%	2.21%	to	2.30%	(0.87)%	to	0.38%
2017	14,081	10.47	to	11.35	151,447	—	to	1.25%	0.35%	to	2.03%	0.42%	to	1.68%
2016	14,140	10.42	to	10.95	150,290	0.35%	to	1.25%	1.68%	to	1.69%	(0.04)%	to	0.86%
2015	12,612	10.43	to	10.86	133,641	0.35%	to	1.25%	1.87%	to	1.87%	(0.96)%	to	(0.09)%
BlackRock Equity Dividend Fund
2019	61,176	39.68	to	45.42	2,523,293	—	to	1.25%	1.54%	to	1.73%	25.67%	to	27.25%
2018	72,015	31.57	to	35.70	2,360,123	—	to	1.25%	1.66%	to	1.67%	(8.59)%	to	(7.43)%
2017	81,576	34.54	to	38.57	2,917,513	—	to	1.25%	1.41%	to	1.44%	14.99%	to	16.43%
2016	118,363	30.04	to	33.12	3,682,817	—	to	1.25%	1.77%	to	1.79%	14.56%	to	16.00%
2015	112,539	26.22	to	28.55	3,040,158	—	to	1.25%	0.83%	to	1.70%	(1.61)%	to	(0.40)%
BlackRock Capital Appreciation Fund
2019	9,908	47.20	to	51.19	480,621	0.50%	to	1.25%	—	to	—	30.21%	to	31.19%
2018	8,853	36.24	to	39.02	331,770	0.50%	to	1.25%	—	to	—	0.46%	to	1.22%
2017	9,726	36.08	to	38.54	362,533	0.50%	to	1.25%	—	to	—	30.95%	to	31.93%
2016	9,513	27.55	to	29.21	269,135	0.50%	to	1.25%	—	to	—	(1.60)%	to	(0.86)%
2015	11,046	28.00	to	29.47	318,357	0.50%	to	1.25%	—	to	—	5.53%	to	6.34%
BlackRock Advantage Large Cap Growth Fund
2019	1,374	42.68	to	46.29	58,962	0.50%	to	1.25%	0.58%	to	0.64%	31.73%	to	32.72%
2018	2,226	32.40	to	34.88	73,013	0.50%	to	1.25%	0.25%	to	0.51%	(4.11)%	to	(3.39)%
2017	2,065	33.79	to	36.10	70,248	0.50%	to	1.25%	—	to	0.16%	21.61%	to	22.52%
2016	6,003	27.79	to	29.47	167,694	0.50%	to	1.25%	0.57%	to	0.72%	8.62%	to	9.44%
2015	4,666	25.58	to	26.92	120,197	0.50%	to	1.25%	0.16%	to	0.47%	(0.04)%	to	0.69%
Calvert VP SRI Balanced Portfolio
2019	20,863	20.09	to	20.09	419,106	0.70%	to	0.70%	1.57%	to	1.57%	23.54%	to	23.54%
2018	20,676	16.26	to	16.26	336,215	0.70%	to	0.70%	1.79%	to	1.79%	(3.35)%	to	(3.35)%
2017	20,445	16.82	to	16.82	343,995	0.70%	to	0.70%	2.05%	to	2.05%	11.22%	to	11.22%
2016	20,598	15.13	to	15.13	311,599	0.70%	to	0.70%	1.55%	to	1.55%	7.10%	to	7.10%
2015	36,120	14.12	to	14.12	510,165	0.70%	to	0.70%	0.12%	to	0.12%	(2.86)%	to	(2.86)%
Calvert Equity Fund
2019	173,102	32.03	to	52.81	6,290,032	—	to	1.25%	0.02%	to	0.03%	34.81%	to	36.50%
2018	208,342	23.76	to	38.69	5,853,113	—	to	1.25%	0.03%	to	0.03%	3.73%	to	5.04%
2017	223,598	22.90	to	36.83	6,002,221	—	to	1.25%	0.11%	to	0.11%	24.23%	to	25.79%
2016	269,379	18.44	to	36.84	5,708,983	—	to	1.25%	0.15%	to	0.16%	(7.97)%	to	1.05%
2015	277,372	18.24	to	40.03	5,778,791	—	to	1.25%	0.32%	to	0.33%	(17.31)%	to	2.38%
Calvert Bond Fund
2019	141,601	14.38	to	16.15	2,131,822	—	to	1.25%	—	to	2.55%	7.11%	to	8.46%
2018	149,220	13.42	to	14.89	2,097,876	—	to	1.25%	2.48%	to	2.49%	(1.41)%	to	(0.16)%
2017	139,799	13.62	to	14.92	1,982,296	—	to	1.25%	2.22%	to	2.23%	2.90%	to	4.19%
2016	147,615	13.23	to	14.31	2,014,675	—	to	1.25%	2.45%	to	2.45%	2.35%	to	3.63%
2015	169,445	12.93	to	13.81	2,246,449	—	to	1.25%	2.41%	to	2.41%	(1.24)%	to	0.02%
Calvert Income Fund
2019	43,251	13.63	to	14.88	611,394	0.50%	to	1.25%	3.36%	to	3.37%	13.35%	to	14.20%
2018	37,214	12.03	to	13.03	463,432	0.50%	to	1.25%	3.48%	to	3.52%	(4.56)%	to	(3.84)%
2017	43,131	12.60	to	13.55	560,785	0.50%	to	1.25%	2.99%	to	3.04%	5.25%	to	6.04%
2016	67,404	11.98	to	12.78	832,990	0.50%	to	1.25%	3.17%	to	3.18%	4.30%	to	5.08%
2015	58,847	11.48	to	12.16	692,506	0.50%	to	1.25%	2.76%	to	2.77%	(2.45)%	to	(1.68)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Columbia Contrarian Core Fund
2019	8,225	$50.50	to	$54.76	$422,193	0.50%	to	1.25%	0.77%	to	1.07%	30.95%	to	31.94%
2018	13,410	38.56	to	41.51	528,720	0.50%	to	1.25%	0.72%	to	1.09%	(10.33)%	to	(9.65)%
2017	17,354	43.00	to	45.94	759,164	0.50%	to	1.25%	0.09%	to	0.75%	19.93%	to	20.83%
2016	16,381	35.86	to	38.02	601,038	0.50%	to	1.25%	0.72%	to	0.75%	7.00%	to	7.81%
2015	13,676	33.51	to	35.27	468,149	0.50%	to	1.25%	1.31%	to	2.59%	1.48%	to	2.26%
Columbia Small Cap Value I Fund
2019	1,831	39.66	to	43.02	74,105	0.50%	to	1.25%	0.49%	to	0.49%	19.46%	to	20.35%
2018	1,802	33.20	to	35.74	60,935	0.50%	to	1.25%	0.30%	to	0.32%	(19.34)%	to	(18.73)%
2017	1,819	41.16	to	43.98	76,066	0.50%	to	1.25%	—	to	—	12.50%	to	13.34%
2016	1,746	36.59	to	38.80	64,209	0.50%	to	1.25%	0.43%	to	0.59%	30.68%	to	31.66%
2015	1,638	28.00	to	29.47	45,959	0.50%	to	1.25%	0.06%	to	0.30%	(7.65)%	to	(6.95)%
Columbia Select Mid Cap Value Fund
2019	45,233	17.90	to	20.96	846,460	—	to	1.25%	0.94%	to	0.95%	29.67%	to	31.30%
2018	53,386	13.80	to	15.96	768,822	—	to	1.25%	0.48%	to	0.48%	(14.54)%	to	(13.46)%
2017	53,303	16.15	to	18.44	890,431	—	to	1.25%	0.93%	to	1.29%	11.93%	to	13.33%
2016	78,072	14.43	to	16.27	1,161,503	—	to	1.25%	0.79%	to	1.14%	12.54%	to	13.95%
2015	76,049	12.82	to	13.68	1,001,847	0.50%	to	1.25%	0.28%	to	0.29%	(6.33)%	to	(5.66)%
Columbia Acorn Fund
2019	29,155	46.96	to	53.76	1,435,178	—	to	1.25%	—	to	—	24.65%	to	26.21%
2018	24,072	37.68	to	42.60	925,847	—	to	1.25%	—	to	—	(6.41)%	to	(5.22)%
2017	26,393	40.26	to	44.95	1,095,978	—	to	1.25%	—	to	—	23.37%	to	24.91%
2016	31,022	32.63	to	35.98	1,042,709	—	to	1.25%	—	to	—	8.69%	to	10.06%
2015	57,154	30.02	to	32.69	1,814,185	—	to	1.25%	—	to	—	(3.10)%	to	(1.88)%
CRM Mid Cap Value Fund
2019	15,304	26.26	to	31.46	457,689	—	to	1.25%	—	to	0.44%	23.03%	to	24.58%
2018	15,542	21.35	to	25.25	375,270	—	to	1.25%	0.19%	to	0.20%	(8.24)%	to	(7.08)%
2017	14,961	23.26	to	27.18	390,236	—	to	1.25%	—	to	1.31%	17.58%	to	19.06%
2016	13,343	19.78	to	21.96	289,439	0.35%	to	1.25%	0.01%	to	0.01%	14.57%	to	15.61%
2015	9,105	17.27	to	19.00	171,921	0.35%	to	1.25%	1.06%	to	1.15%	(3.80)%	to	(2.93)%
Columbia Disciplined Small Core Fund
2019	2,859	18.79	to	20.23	54,728	0.50%	to	1.25%	0.63%	to	0.91%	19.26%	to	20.16%
2018	2,229	15.76	to	16.84	35,842	0.50%	to	1.25%	—	to	—	(18.98)%	to	(18.37)%
2017	10,200	19.45	to	20.63	205,043	0.50%	to	1.25%	0.18%	to	0.27%	5.05%	to	5.84%
2016	10,922	18.51	to	19.49	207,812	0.50%	to	1.25%	0.18%	to	0.26%	14.73%	to	15.59%
2015	9,547	16.14	to	16.86	157,408	0.50%	to	1.25%	0.03%	to	0.04%	(8.68)%	to	(7.97)%
Calamos International Growth Fund
2019	100	13.06	to	13.06	1,298	1.25%	to	1.25%	—	to	—	27.71%	to	27.71%
2018	100	10.23	to	10.23	1,019	1.25%	to	1.25%	—	to	—	(22.06)%	to	(22.06)%
2017	1,265	13.13	to	13.13	16,601	1.25%	to	1.25%	—	to	—	37.47%	to	37.47%
2016	807	9.55	to	9.55	7,706	1.25%	to	1.25%	—	to	—	(7.33)%	to	(7.33)%
2015	413	10.30	to	10.30	4,255	1.25%	to	1.25%	—	to	—	1.51%	to	1.51%
Davis Financial Fund
2019	12,748	18.56	to	21.17	249,279	0.50%	to	1.25%	1.51%	to	1.64%	24.74%	to	25.68%
2018	11,950	14.77	to	16.97	187,437	0.50%	to	1.25%	0.93%	to	0.95%	(12.88)%	to	(12.22)%
2017	12,213	16.82	to	19.48	217,918	0.50%	to	1.25%	0.14%	to	0.52%	17.79%	to	18.67%
2016	11,872	14.18	to	16.54	175,083	0.50%	to	1.25%	0.75%	to	0.76%	13.61%	to	14.47%
2015	11,757	12.38	to	14.56	154,276	0.50%	to	1.25%	0.46%	to	2.59%	0.48%	to	1.27%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Davis New York Venture Fund
2019	201,073	$29.19	to	$90.19	$5,864,390	—	to	1.25%	1.55%	to	1.59%	29.28%	to	30.91%
2018	212,964	22.58	to	68.89	4,818,902	—	to	1.25%	0.52%	to	0.54%	(14.10)%	to	(13.01)%
2017	237,543	26.28	to	79.20	6,230,416	—	to	1.25%	0.26%	to	0.26%	20.64%	to	22.15%
2016	289,284	21.79	to	64.84	6,202,348	—	to	1.25%	0.70%	to	0.81%	10.86%	to	12.25%
2015	304,868	19.65	to	57.76	5,888,445	—	to	1.25%	0.70%	to	0.80%	1.67%	to	2.98%
Davis Opportunity Fund
2019	7,972	21.23	to	22.55	169,393	0.50%	to	1.25%	0.40%	to	0.42%	23.93%	to	24.86%
2018	8,027	17.00	to	18.20	136,827	0.50%	to	1.25%	—	to	—	(14.58)%	to	(13.94)%
2017	7,439	19.76	to	21.31	154,506	0.50%	to	1.25%	0.10%	to	0.11%	21.57%	to	22.48%
2016	11,491	16.13	to	17.53	188,395	0.50%	to	1.25%	—	to	—	13.84%	to	14.69%
2015	10,107	14.07	to	15.40	145,261	0.50%	to	1.25%	—	to	—	3.61%	to	4.42%
Delaware Diversified Income Fund
2019	829	11.67	to	11.85	9,682	1.05%	to	1.25%	3.26%	to	3.29%	5.49%	to	9.39%
2018	21,744	10.66	to	11.24	243,939	0.50%	to	1.25%	3.71%	to	3.75%	(3.46)%	to	(2.73)%
2017	30,030	11.05	to	11.55	346,628	0.50%	to	1.25%	3.51%	to	3.52%	3.96%	to	4.74%
2016	17,875	10.63	to	11.03	193,250	0.50%	to	1.25%	3.15%	to	3.24%	2.28%	to	3.04%
2015	11,002	10.39	to	10.70	116,196	0.50%	to	1.25%	3.36%	to	3.41%	(2.35)%	to	(1.62)%
Delaware Extended Duration Bond Fund
2019	767	15.33	to	16.01	11,929	0.50%	to	1.05%	1.50%	to	3.54%	23.13%	to	25.10%
2018	1,866	12.45	to	12.80	23,632	0.85%	to	1.25%	3.82%	to	3.83%	(9.30)%	to	(8.93)%
2017	2,100	13.72	to	14.06	29,255	0.85%	to	1.25%	3.45%	to	3.49%	10.73%	to	11.17%
2016	2,814	12.40	to	12.64	34,974	0.85%	to	1.25%	3.42%	to	3.44%	5.91%	to	6.33%
2015	300	11.70	to	11.89	3,538	0.85%	to	1.25%	3.99%	to	3.99%	(5.92)%	to	(5.55)%
Dreyfus Bond Market Index Fund
2019	900,400	12.90	to	14.93	13,011,187	—	to	1.25%	1.51%	to	2.57%	6.79%	to	48.95%
2018	936,569	10.02	to	12.08	12,517,243	—	to	1.25%	2.52%	to	2.53%	(2.81)%	to	(1.54)%
2017	1,002,698	10.31	to	12.27	13,447,953	—	to	1.25%	2.21%	to	2.21%	0.78%	to	1.82%
2016	888,308	12.05	to	13.43	11,557,084	—	to	1.25%	2.13%	to	2.15%	0.82%	to	2.08%
2015	596,861	11.95	to	13.15	7,594,170	—	to	1.25%	2.17%	to	2.18%	(1.23)%	to	0.03%
Dreyfus VIF Appreciation Portfolio
2019	850	27.76	to	27.76	23,608	0.70%	to	0.70%	1.18%	to	1.18%	35.15%	to	35.15%
2018	1,208	20.54	to	20.54	24,806	0.70%	to	0.70%	1.25%	to	1.25%	(7.51)%	to	(7.51)%
2017	1,050	22.21	to	22.21	23,315	0.70%	to	0.70%	1.35%	to	1.35%	26.45%	to	26.45%
2016	987	17.56	to	17.56	17,332	0.70%	to	0.70%	1.91%	to	1.91%	7.15%	to	7.15%
2015	1,467	16.39	to	16.39	24,048	0.70%	to	0.70%	1.74%	to	1.74%	(3.13)%	to	(3.13)%
Dreyfus International Stock Index Fund
2019	24,805	16.23	to	16.23	402,574	—	to	0.00%	2.74%	to	2.74%	21.46%	to	21.46%
2018	29,034	13.36	to	13.36	387,971	—	to	0.00%	2.13%	to	2.13%	(13.92)%	to	(13.92)%
2017	33,092	15.52	to	15.52	513,677	—	to	—	2.29%	to	2.29%	24.46%	to	24.46%
2016	32,877	12.47	to	12.47	410,030	—	to	—	2.43%	to	2.43%	0.98%	to	0.98%
2015	45,269	12.35	to	12.35	559,100	—	to	—	2.14%	to	2.14%	(1.20)%	to	(1.20)%
Dreyfus MidCap Index Fund
2019	291,002	28.46	to	95.40	16,995,181	—	to	1.25%	—	to	1.17%	24.00%	to	25.56%
2018	340,175	22.95	to	75.98	16,010,996	—	to	1.25%	1.09%	to	1.23%	(12.60)%	to	(11.50)%
2017	359,401	26.26	to	85.85	17,974,522	—	to	1.25%	0.96%	to	1.00%	14.25%	to	15.68%
2016	327,098	22.99	to	74.21	13,658,871	—	to	1.25%	1.11%	to	1.41%	18.74%	to	20.23%
2015	273,589	19.36	to	61.73	8,409,180	—	to	1.25%	0.80%	to	2.34%	(3.83)%	to	(2.62)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Dreyfus SmallCap Stock Index Fund
2019	244,002	$28.36	to	$72.58	$12,951,414	—	to	1.25%	1.09%	to	1.13%	20.77%	to	22.29%
2018	263,715	23.49	to	59.35	11,521,099	—	to	1.25%	0.81%	to	0.91%	(10.02)%	to	(8.88)%
2017	252,255	26.10	to	65.14	11,862,227	—	to	1.25%	0.99%	to	0.99%	11.01%	to	12.41%
2016	222,769	23.51	to	57.95	8,799,272	—	to	1.25%	1.06%	to	1.49%	24.28%	to	25.84%
2015	164,227	18.92	to	46.05	4,293,681	—	to	1.25%	0.73%	to	2.11%	(3.43)%	to	(2.23)%
Dreyfus VIF Growth and Income Portfolio
2019	—	20.62	to	25.18	—	0.70%	to	0.70%	0.50%	to	0.50%	—	to	—
2018	673	21.12	to	21.12	14,212	0.70%	to	0.70%	0.77%	to	0.77%	(5.35)%	to	(5.35)%
2017	1,095	22.32	to	22.32	24,430	0.70%	to	0.70%	0.74%	to	0.74%	18.88%	to	18.88%
2016	1,165	18.77	to	18.77	21,870	0.70%	to	0.70%	1.34%	to	1.34%	9.27%	to	9.27%
2015	253	17.18	to	17.18	4,344	0.70%	to	0.70%	0.88%	to	0.88%	0.88%	to	0.88%
Dreyfus VIF Quality Bond Portfolio Fund
2019	4,996	14.82	to	14.82	74,053	0.70%	to	0.70%	1.90%	to	1.90%	7.30%	to	7.30%
2018	4,598	13.81	to	13.81	63,524	0.70%	to	0.70%	2.75%	to	2.75%	(3.23)%	to	(3.23)%
2017	4,549	14.27	to	14.27	64,944	0.70%	to	0.70%	2.13%	to	2.13%	3.77%	to	3.77%
2016	6,195	13.76	to	13.76	85,226	0.70%	to	0.70%	1.78%	to	1.78%	0.81%	to	0.81%
2015	6,580	13.65	to	13.65	89,786	0.70%	to	0.70%	2.02%	to	2.02%	(2.32)%	to	(2.32)%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
2019	194	28.38	to	28.38	5,504	0.70%	to	0.70%	1.43%	to	1.43%	33.42%	to	33.42%
2018	194	21.27	to	21.27	4,125	0.70%	to	0.70%	1.74%	to	1.74%	(5.07)%	to	(5.07)%
2017	194	22.41	to	22.41	4,345	0.70%	to	0.70%	0.91%	to	0.91%	14.53%	to	14.53%
2016	104	19.57	to	19.57	2,042	0.70%	to	0.70%	—	to	—	9.61%	to	9.61%
2015	623	17.85	to	17.85	11,119	0.70%	to	0.70%	1.57%	to	1.57%	(3.87)%	to	(3.87)%
Dreyfus S&P 500 Index Fund
2019	1,029,503	24.49	to	28.34	28,100,875	—	to	1.25%	—	to	1.64%	(35.55)%	to	29.24%
2018	1,140,840	43.97	to	18.95	23,913,907	—	to	1.25%	1.39%	to	1.57%	(18.65)%	to	(6.06)%
2017	1,161,273	54.05	to	20.17	25,518,768	—	to	1.25%	1.43%	to	1.63%	11.05%	to	19.75%
2016	1,053,963	16.85	to	18.77	19,078,126	—	to	1.25%	1.92%	to	2.27%	9.97%	to	11.35%
2015	827,325	15.32	to	16.86	13,438,446	—	to	1.25%	1.36%	to	2.36%	(0.32)%	to	0.91%
Eaton Vance Large-Cap Value Fund
2019	368,737	20.15	to	22.01	7,516,849	—	to	1.25%	1.26%	to	1.28%	28.18%	to	29.79%
2018	409,157	15.53	to	17.17	6,426,230	—	to	1.25%	1.21%	to	1.22%	(7.99)%	to	(6.83)%
2017	462,163	16.66	to	18.66	7,782,999	—	to	1.25%	1.26%	to	1.26%	13.38%	to	14.81%
2016	548,027	14.51	to	16.46	8,028,187	—	to	1.25%	1.41%	to	1.43%	8.21%	to	9.56%
2015	784,694	13.25	to	15.21	10,469,706	—	to	1.25%	1.39%	to	1.41%	(2.29)%	to	(1.07)%
Eaton Vance Dividend Builder Fund
2019	74,371	21.68	to	26.65	1,578,432	—	to	1.25%	1.82%	to	1.84%	29.46%	to	31.09%
2018	79,447	16.54	to	20.58	1,297,935	—	to	1.25%	1.80%	to	1.81%	(6.58)%	to	(5.40)%
2017	89,028	17.48	to	22.03	1,532,454	—	to	1.25%	—	to	1.84%	17.42%	to	18.89%
2016	92,958	13.66	to	18.76	1,329,544	0.35%	to	1.25%	1.95%	to	1.97%	7.86%	to	8.83%
2015	96,988	12.55	to	17.40	1,274,124	0.35%	to	1.25%	1.65%	to	1.68%	1.62%	to	2.51%
Eaton Vance Worldwide Health Sciences Fund
2019	24,248	35.89	to	36.42	869,189	0.35%	to	1.25%	0.59%	to	0.65%	24.43%	to	25.55%
2018	22,716	28.84	to	29.01	656,255	0.35%	to	1.25%	0.31%	to	0.36%	4.65%	to	5.61%
2017	28,062	27.47	to	27.56	774,782	0.35%	to	1.25%	—	to	—	14.80%	to	15.83%
2016	29,781	23.72	to	24.01	705,620	0.35%	to	1.25%	—	to	—	(15.94)%	to	(15.19)%
2015	32,937	27.96	to	28.56	906,090	0.35%	to	1.25%	—	to	—	7.05%	to	8.00%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Eaton Vance Income Fund of Boston
2019	118,694	$19.57	to	$20.75	$2,316,742	—	to	1.25%	3.16%	to	5.70%	11.89%	to	292.94%
2018	134,574	5.28	to	17.49	2,327,515	—	to	1.25%	5.18%	to	5.67%	(71.98)%	to	(4.02)%
2017	162,189	18.22	to	18.84	2,900,627	—	to	1.25%	2.49%	to	5.47%	4.69%	to	6.01%
2016	147,895	16.94	to	17.41	2,493,513	0.50%	to	1.25%	5.97%	to	5.97%	11.28%	to	12.11%
2015	143,698	15.11	to	15.64	2,168,970	0.50%	to	1.25%	6.05%	to	6.11%	(3.25)%	to	(2.51)%
Eaton Vance Balanced Fund
2019	5,249	29.67	to	32.18	157,122	0.50%	to	1.25%	1.37%	to	1.37%	22.10%	to	23.02%
2018	5,248	24.30	to	26.16	129,719	0.50%	to	1.25%	1.61%	to	1.62%	(4.63)%	to	(3.91)%
2017	4,227	25.48	to	27.22	109,336	0.50%	to	1.25%	1.58%	to	1.60%	12.12%	to	12.96%
2016	2,447	22.73	to	24.10	56,667	0.50%	to	1.25%	1.49%	to	1.51%	3.31%	to	4.08%
2015	1,391	22.00	to	22.00	31,265	1.25%	to	1.25%	1.51%	to	1.51%	1.37%	to	1.37%
Eaton Vance Atlanta Capital SMID-Cap Fund
2019	30,865	27.36	to	30.23	906,231	—	to	1.25%	—	to	—	32.44%	to	34.10%
2018	45,537	20.66	to	22.54	992,208	—	to	1.25%	—	to	—	(6.75)%	to	(5.57)%
2017	41,633	22.16	to	23.87	965,743	—	to	1.25%	—	to	—	22.88%	to	24.42%
2016	47,179	18.03	to	19.18	882,156	—	to	1.25%	—	to	—	9.58%	to	10.96%
2015	31,468	16.45	to	16.95	527,058	0.50%	to	1.25%	—	to	—	8.11%	to	8.94%
Wells Fargo Asset Allocation Fund
2019	9,608	15.81	to	16.20	150,961	0.35%	to	1.25%	0.43%	to	0.43%	18.28%	to	19.35%
2018	11,830	13.25	to	13.70	159,847	0.35%	to	1.25%	0.30%	to	0.46%	(10.71)%	to	(9.90)%
2017	14,667	14.70	to	15.34	220,921	0.35%	to	1.25%	1.03%	to	1.83%	13.38%	to	14.40%
2016	14,691	12.85	to	13.53	194,505	0.35%	to	1.25%	1.65%	to	2.21%	3.39%	to	4.32%
2015	23,270	12.32	to	13.08	294,976	0.35%	to	1.25%	2.26%	to	3.09%	(6.20)%	to	(5.37)%
Wells Fargo Emerging Markets Equity Fund
2019	81,529	26.46	to	30.29	2,221,654	—	to	1.25%	0.68%	to	0.71%	25.99%	to	27.57%
2018	87,456	21.00	to	23.74	1,884,886	—	to	1.25%	0.24%	to	0.32%	(17.14)%	to	(16.09)%
2017	103,481	25.34	to	28.29	2,684,537	—	to	1.25%	0.15%	to	0.20%	32.75%	to	34.42%
2016	130,894	19.09	to	21.05	2,559,745	—	to	1.25%	0.66%	to	0.70%	10.27%	to	11.65%
2015	121,826	17.31	to	18.85	2,155,229	—	to	1.25%	0.52%	to	0.54%	(14.47)%	to	(13.40)%
Wells Fargo Utility & Telecommunications Fund
2019	349	34.14	to	37.03	12,217	0.50%	to	1.25%	1.40%	to	1.48%	25.91%	to	26.86%
2018	436	27.11	to	29.19	12,041	0.50%	to	1.25%	1.65%	to	1.88%	1.96%	to	2.74%
2017	400	26.59	to	28.41	10,782	0.50%	to	1.25%	1.53%	to	1.98%	12.25%	to	13.09%
2016	780	23.69	to	25.12	18,574	0.50%	to	1.25%	1.11%	to	1.31%	11.21%	to	12.05%
2015	944	21.30	to	22.42	20,177	0.50%	to	1.25%	1.86%	to	1.91%	(9.24)%	to	(8.53)%
Alger Capital Appreciation Institutional Portfolio
2019	130,952	35.00	to	43.09	4,991,827	0.35%	to	1.25%	—	to	—	31.47%	to	32.65%
2018	141,802	26.38	to	32.77	3,999,893	0.35%	to	1.25%	—	to	—	(2.11)%	to	(1.22)%
2017	139,300	26.71	to	33.48	4,016,844	0.35%	to	1.25%	—	to	—	29.39%	to	30.56%
2016	148,891	20.46	to	25.87	3,400,002	0.35%	to	1.25%	—	to	—	(0.78)%	to	0.11%
2015	145,602	20.70	to	26.08	3,244,553	—	to	1.25%	—	to	—	4.91%	to	6.26%
Alger Mid Cap Growth Institutional Fund
2019	69,472	21.65	to	25.37	1,509,906	—	to	1.25%	—	to	—	28.19%	to	29.80%
2018	70,603	16.68	to	19.79	1,184,066	—	to	1.25%	—	to	—	(8.94)%	to	(7.79)%
2017	78,097	18.08	to	21.74	1,430,934	—	to	1.25%	—	to	—	27.95%	to	29.55%
2016	80,951	13.36	to	16.99	1,141,624	0.35%	to	1.25%	—	to	—	0.18%	to	1.08%
2015	93,909	13.22	to	16.96	1,309,487	0.35%	to	1.25%	—	to	—	(2.59)%	to	(1.73)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Alger Small Cap Growth Institutional Fund
2019	16,034	$22.40	to	$25.10	$387,980	0.35%	to	1.25%	0.11%	to	0.13%	28.17%	to	29.33%
2018	15,677	17.48	to	19.41	294,674	0.35%	to	1.25%	—	to	—	(1.23)%	to	(0.33)%
2017	14,684	17.69	to	19.47	277,152	0.35%	to	1.25%	—	to	—	26.84%	to	27.98%
2016	17,617	13.95	to	15.21	258,430	0.35%	to	1.25%	—	to	—	5.80%	to	6.76%
2015	19,275	13.18	to	14.25	265,833	0.35%	to	1.25%	—	to	—	(4.53)%	to	(3.64)%
Nuveen Mid Cap Growth Opportunities Fund
2019	4,549	28.53	to	30.26	133,949	0.65%	to	1.25%	—	to	—	25.14%	to	31.75%
2018	16,885	21.65	to	24.18	400,599	—	to	1.25%	—	to	—	(10.27)%	to	(9.13)%
2017	16,238	24.13	to	26.61	424,681	—	to	1.25%	—	to	—	22.93%	to	24.47%
2016	18,519	19.63	to	21.38	390,159	—	to	1.25%	—	to	—	(0.09)%	to	1.17%
2015	18,217	19.65	to	21.14	378,382	—	to	1.25%	—	to	—	(2.21)%	to	(1.00)%
Nuveen Small Cap Select Fund
2019	604	25.12	to	26.38	15,260	0.75%	to	1.25%	0.13%	to	0.16%	27.04%	to	27.68%
2018	1,895	19.77	to	20.66	37,520	0.75%	to	1.25%	0.03%	to	0.17%	(12.31)%	to	4.62%
2017	143	22.54	to	23.63	3,230	0.65%	to	1.25%	—	to	—	8.39%	to	9.04%
2016	2,126	20.80	to	21.67	45,482	0.65%	to	1.25%	0.07%	to	0.09%	19.81%	to	20.53%
2015	1,610	17.36	to	17.98	28,716	0.65%	to	1.25%	—	to	—	(3.28)%	to	(2.70)%
Nuveen Santa Barbara Dividend Growth Fund+
2019	—	—	to	—	—	0.85%	to	0.85%	—	to	—	—	to	—
2018	—	—	to	—	—	0.85%	to	0.85%	—	to	—	—	to	—
2017	1,746	16.89	to	16.89	29,505	0.85%	to	0.85%	1.46%	to	1.46%	18.70%	to	18.70%
2016	1,377	14.23	to	14.23	19,594	0.85%	to	0.85%	1.66%	to	1.66%	10.63%	to	10.63%
2015	966	12.86	to	12.86	12,429	0.85%	to	0.85%	1.67%	to	1.67%	(4.06)%	to	(4.06)%
Fidelity Advisor Equity Growth Fund
2019	16,281	27.97	to	31.96	460,262	0.50%	to	1.25%	—	to	—	31.60%	to	32.59%
2018	15,451	21.10	to	24.29	327,738	0.50%	to	1.25%	—	to	—	(1.85)%	to	(1.11)%
2017	12,821	21.33	to	24.74	275,456	0.50%	to	1.25%	—	to	—	32.87%	to	33.86%
2016	11,179	15.94	to	18.62	179,232	0.50%	to	1.25%	—	to	—	(1.17)%	to	(0.43)%
2015	14,134	16.01	to	18.84	228,451	0.50%	to	1.25%	—	to	—	5.16%	to	6.00%
Fidelity Advisor Value Strategies Fund
2019	6,000	35.20	to	35.20	211,196	0.35%	to	0.35%	1.04%	to	1.04%	33.41%	to	33.41%
2018	6,688	26.38	to	26.38	176,442	0.35%	to	0.35%	0.51%	to	0.51%	(18.13)%	to	(18.13)%
2017	7,929	32.22	to	32.22	255,511	0.35%	to	0.35%	1.13%	to	1.13%	18.18%	to	18.18%
2016	8,138	27.27	to	27.27	221,903	0.35%	to	0.35%	1.15%	to	1.15%	10.31%	to	10.31%
2015	8,365	24.72	to	24.72	206,777	0.35%	to	0.35%	0.55%	to	0.55%	(3.40)%	to	(3.40)%
Fidelity Advisor Leveraged Company Stock Fund
2019	97,497	17.13	to	20.07	1,776,839	—	to	1.25%	—	to	—	27.55%	to	29.15%
2018	98,986	13.43	to	15.54	1,405,882	—	to	1.25%	—	to	—	(17.31)%	to	(16.26)%
2017	107,083	16.25	to	18.56	1,826,257	—	to	1.25%	0.05%	to	0.32%	15.58%	to	17.02%
2016	195,453	14.06	to	15.86	2,927,612	—	to	1.25%	0.33%	to	0.39%	7.45%	to	8.80%
2015	216,668	13.08	to	14.57	3,023,657	—	to	1.25%	0.22%	to	0.22%	(7.16)%	to	(6.04)%
Federated Equity Income Fund, Inc.
2019	5,151	19.95	to	21.64	101,042	0.65%	to	1.25%	2.18%	to	2.19%	19.76%	to	20.48%
2018	4,701	16.66	to	17.96	76,289	0.65%	to	1.25%	1.75%	to	1.76%	(12.79)%	to	(12.27)%
2017	4,234	19.10	to	20.47	78,284	0.65%	to	1.25%	1.61%	to	2.06%	14.62%	to	15.31%
2016	8,626	16.67	to	17.76	139,004	0.65%	to	1.25%	2.33%	to	2.34%	8.14%	to	8.79%
2015	8,581	15.41	to	16.32	127,921	0.65%	to	1.25%	1.87%	to	2.09%	(6.60)%	to	(6.04)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Federated Fund for U.S. Government Securities Fund
2019	12,860	$13.01	to	$13.39	$172,611	0.75%	to	1.25%	2.51%	to	2.52%	4.54%	to	5.06%
2018	14,213	12.44	to	12.75	179,556	0.75%	to	1.25%	2.52%	to	2.53%	(1.22)%	to	(0.72)%
2017	13,767	12.60	to	13.18	175,378	0.50%	to	1.25%	1.29%	to	2.29%	0.38%	to	1.14%
2016	20,724	12.55	to	12.73	262,340	0.75%	to	1.25%	2.32%	to	2.35%	0.15%	to	0.65%
2015	20,472	12.53	to	12.64	257,638	0.75%	to	1.25%	2.42%	to	2.55%	(0.63)%	to	(0.12)%
Federated MDT Mid Cap Growth Strategies Fund
2019	7,941	22.58	to	25.55	211,232	0.50%	to	1.25%	—	to	—	26.36%	to	27.31%
2018	6,349	17.73	to	20.22	132,273	0.50%	to	1.25%	—	to	—	(4.47)%	to	(3.75)%
2017	5,882	18.42	to	21.16	128,149	0.50%	to	1.25%	—	to	—	22.88%	to	23.80%
2016	5,438	14.53	to	17.22	94,457	0.75%	to	1.25%	0.05%	to	0.08%	8.61%	to	9.15%
2015	5,114	13.31	to	15.86	81,820	0.75%	to	1.25%	—	to	—	(6.16)%	to	(5.72)%
Federated High Income Bond Fund
2019	411	19.18	to	20.36	8,349	1.05%	to	1.25%	5.40%	to	5.46%	12.93%	to	13.15%
2018	376	16.95	to	18.03	6,745	1.05%	to	1.25%	5.43%	to	5.47%	(4.27)%	to	(4.08)%
2017	360	17.67	to	18.84	6,756	1.05%	to	1.25%	4.56%	to	5.39%	5.22%	to	5.43%
2016	3,827	16.76	to	17.90	65,120	1.05%	to	1.25%	2.21%	to	5.07%	12.90%	to	13.12%
2015	952	14.82	to	15.86	15,099	1.05%	to	1.25%	5.51%	to	5.51%	(4.47)%	to	(4.26)%
Federated Kaufmann Fund
2019	196,503	25.75	to	31.00	5,383,816	0.35%	to	1.25%	—	to	—	31.42%	to	32.61%
2018	211,361	19.41	to	23.59	4,384,038	0.35%	to	1.25%	—	to	—	2.33%	to	3.26%
2017	234,119	18.80	to	23.05	4,713,261	0.35%	to	1.25%	—	to	—	26.10%	to	27.24%
2016	287,224	14.78	to	18.28	4,612,341	0.35%	to	1.25%	—	to	—	1.79%	to	2.71%
2015	296,491	14.39	to	17.96	4,637,520	0.35%	to	1.25%	—	to	—	4.64%	to	5.63%
Federated Short-Term Income Fund
2019	8,944	10.42	to	10.42	93,178	0.35%	to	0.35%	2.34%	to	2.34%	3.96%	to	3.96%
2018	9,199	10.02	to	10.02	92,193	0.35%	to	0.35%	0.37%	to	0.37%	(26.85)%	to	(26.85)%
2017	6,880	13.70	to	13.70	94,263	0.35%	to	0.35%	1.51%	to	1.51%	1.29%	to	1.29%
2016	7,107	13.53	to	13.53	96,119	0.35%	to	0.35%	1.15%	to	1.15%	0.93%	to	0.93%
2015	7,304	13.40	to	13.40	97,880	0.35%	to	0.35%	1.02%	to	1.02%	(0.14)%	to	(0.14)%
Federated Total Return Bond Fund
2019	5,804	15.01	to	50.47	144,000	0.50%	to	1.25%	2.88%	to	2.89%	7.79%	to	8.60%
2018	5,921	13.92	to	46.47	131,714	0.50%	to	1.25%	2.89%	to	2.89%	(2.63)%	to	(1.90)%
2017	8,293	14.30	to	47.37	176,329	0.50%	to	1.25%	2.65%	to	2.65%	2.54%	to	3.31%
2016	13,482	13.95	to	45.85	242,209	0.50%	to	1.25%	2.86%	to	2.87%	3.20%	to	3.97%
2015	15,592	13.52	to	44.10	286,688	0.50%	to	1.25%	2.86%	to	2.87%	(1.99)%	to	(1.27)%
Federated Clover Small Value Fund
2019	3,089	17.35	to	18.64	57,400	0.35%	to	1.25%	0.00%	to	0.37%	18.18%	to	19.25%
2018	3,398	14.68	to	15.63	52,989	0.35%	to	1.25%	0.04%	to	0.06%	(19.39)%	to	(18.65)%
2017	4,466	18.21	to	19.21	85,477	0.35%	to	1.25%	0.38%	to	0.76%	10.75%	to	11.75%
2016	3,517	16.44	to	17.19	60,302	0.35%	to	1.25%	0.63%	to	0.77%	20.16%	to	21.24%
2015	2,638	13.68	to	14.18	37,387	0.35%	to	1.25%	—	to	0.53%	(8.48)%	to	(5.42)%
Federated International Leaders Fund
2019	310	16.28	to	17.13	5,275	0.75%	to	1.25%	2.52%	to	3.81%	25.10%	to	25.73%
2018	123	13.01	to	13.63	1,651	0.75%	to	1.25%	2.25%	to	2.50%	(21.84)%	to	(21.45)%
2017	110	16.65	to	17.35	1,876	0.75%	to	1.25%	0.31%	to	0.43%	26.39%	to	27.02%
2016	98	13.17	to	13.66	1,322	0.75%	to	1.25%	2.50%	to	2.51%	(4.14)%	to	(3.66)%
2015	70	13.74	to	14.18	974	0.75%	to	1.25%	1.46%	to	2.14%	(9.18)%	to	(3.43)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Growth Opportunities Portfolio
2019	17,733	$42.74	to	$53.77	$759,145	—	to	0.70%	0.12%	to	0.16%	39.86%	to	40.84%
2018	22,749	30.56	to	38.18	696,081	—	to	0.70%	0.12%	to	0.12%	11.67%	to	12.46%
2017	22,603	27.37	to	33.95	619,288	—	to	0.70%	0.22%	to	0.33%	33.58%	to	34.51%
2016	19,121	20.49	to	20.49	391,755	0.70%	to	0.70%	0.33%	to	0.33%	(0.36)%	to	(0.36)%
2015	19,524	20.56	to	20.56	401,472	0.70%	to	0.70%	0.18%	to	0.18%	4.86%	to	4.86%
Fidelity® VIP Overseas Portfolio
2019	7,288	15.83	to	15.83	115,386	0.70%	to	0.70%	1.71%	to	1.71%	26.87%	to	26.87%
2018	7,757	12.48	to	12.48	96,799	0.70%	to	0.70%	1.62%	to	1.62%	(15.41)%	to	(15.41)%
2017	7,300	14.75	to	14.75	107,696	0.70%	to	0.70%	1.49%	to	1.49%	29.38%	to	29.38%
2016	6,716	11.40	to	11.40	76,571	0.70%	to	0.70%	1.11%	to	1.11%	(5.72)%	to	(5.72)%
2015	9,499	12.09	to	12.09	114,889	0.70%	to	0.70%	1.43%	to	1.43%	2.93%	to	2.93%
Fidelity® VIP Value Strategies Portfolio
2019	2,447	23.39	to	23.39	57,235	0.70%	to	0.70%	1.72%	to	1.72%	33.59%	to	33.59%
2018	3,344	17.51	to	17.51	58,555	0.70%	to	0.70%	0.98%	to	0.98%	(17.90)%	to	(17.90)%
2017	3,707	21.33	to	21.33	79,073	0.70%	to	0.70%	1.48%	to	1.48%	18.53%	to	18.53%
2016	3,614	17.99	to	17.99	65,024	0.70%	to	0.70%	0.99%	to	0.99%	8.86%	to	8.86%
2015	10,651	16.53	to	16.53	176,061	0.70%	to	0.70%	1.19%	to	1.19%	(3.67)%	to	(3.67)%
Fidelity VIP Balanced Fund
2019	58,948	24.80	to	25.66	1,462,003	—	to	0.70%	1.71%	to	1.76%	23.64%	to	24.51%
2018	66,897	20.06	to	20.61	1,341,879	—	to	0.70%	1.39%	to	1.48%	(4.89)%	to	(4.22)%
2017	74,005	21.09	to	21.52	1,560,776	—	to	0.70%	1.43%	to	1.48%	15.62%	to	16.43%
2016	76,576	18.24	to	18.24	1,396,766	0.70%	to	0.70%	1.37%	to	1.37%	6.52%	to	6.52%
2015	86,024	17.12	to	17.12	1,473,104	0.70%	to	0.70%	1.51%	to	1.51%	(0.09)%	to	(0.09)%
Fidelity® VIP Growth & Income Portfolio
2019	15,158	25.71	to	25.71	389,704	0.70%	to	0.70%	3.60%	to	3.60%	29.15%	to	29.15%
2018	16,686	19.91	to	19.91	332,187	0.70%	to	0.70%	0.34%	to	0.34%	(9.62)%	to	(9.62)%
2017	16,283	22.03	to	22.03	358,652	0.70%	to	0.70%	1.22%	to	1.22%	16.08%	to	16.08%
2016	15,646	18.97	to	18.97	296,880	0.70%	to	0.70%	1.96%	to	1.96%	15.27%	to	15.27%
2015	13,371	16.46	to	16.46	220,094	0.70%	to	0.70%	2.23%	to	2.23%	(2.94)%	to	(2.94)%
Fidelity® VIP Freedom 2020 Portfolio
2019	3,087	30.56	to	30.56	94,326	0.35%	to	0.35%	1.88%	to	1.88%	19.46%	to	19.46%
2018	1,433	25.58	to	25.58	36,654	0.35%	to	0.35%	1.31%	to	1.31%	(6.41)%	to	(6.41)%
2017	1,433	27.33	to	27.33	39,163	0.35%	to	0.35%	1.19%	to	1.19%	15.85%	to	15.85%
2016	3,244	23.59	to	23.59	76,542	0.35%	to	0.35%	0.67%	to	0.67%	5.43%	to	5.43%
2015	8,585	22.38	to	22.38	192,097	0.35%	to	0.35%	1.57%	to	1.57%	(0.82)%	to	(0.82)%
Fidelity® VIP Freedom 2030 Portfolio
2019	17,226	35.55	to	36.15	622,636	0.35%	to	0.50%	1.72%	to	1.75%	23.49%	to	23.68%
2018	18,198	28.79	to	29.23	531,853	0.35%	to	0.50%	1.09%	to	1.15%	(8.52)%	to	(8.38)%
2017	22,496	31.90	to	31.47	717,575	0.35%	to	0.50%	1.04%	to	1.14%	20.09%	to	20.27%
2016	26,187	26.20	to	26.52	694,534	0.35%	to	0.50%	1.18%	to	1.20%	5.84%	to	6.00%
2015	28,827	23.47	to	25.02	721,231	0.35%	to	1.25%	1.33%	to	1.33%	(1.76)%	to	(0.87)%
Fidelity® VIP Freedom 2015 Portfolio
2019	2,012	27.48	to	27.48	55,291	0.35%	to	0.35%	1.36%	to	1.36%	17.56%	to	17.56%
2018	3,063	23.38	to	23.38	71,593	0.35%	to	0.35%	1.22%	to	1.22%	(5.61)%	to	(5.61)%
2017	4,631	24.77	to	24.77	114,696	0.35%	to	0.35%	1.29%	to	1.29%	14.40%	to	14.40%
2016	4,775	21.65	to	21.65	103,384	0.35%	to	0.35%	1.51%	to	1.51%	5.21%	to	5.21%
2015	3,994	20.58	to	20.58	82,195	0.35%	to	0.35%	1.96%	to	1.96%	(0.83)%	to	(0.83)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Freedom 2025 Portfolio
2019	12,850	$33.35	to	$33.35	$428,508	0.35%	to	0.35%	1.79%	to	1.79%	21.09%	to	21.09%
2018	13,520	27.54	to	27.54	372,334	0.35%	to	0.35%	1.22%	to	1.22%	(7.10)%	to	(7.10)%
2017	13,656	29.64	to	29.64	404,822	0.35%	to	0.35%	1.17%	to	1.17%	17.16%	to	17.16%
2016	19,467	25.30	to	25.30	492,592	0.35%	to	0.35%	0.99%	to	0.99%	5.61%	to	5.61%
2015	32,312	23.96	to	23.96	774,151	0.35%	to	0.35%	1.91%	to	1.91%	(0.84)%	to	(0.84)%
Fidelity® VIP FundsManager 70% Portfolio+
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	2	—	to	—	—	to	—	—	to	—
2015	32	22.28	to	22.28	725	0.50%	to	0.50%	1.44%	to	1.44%	(0.20)%	to	(0.20)%
Fidelity Advisor® Stock Selector All Cap Fund
2019	424	23.59	to	23.59	10,009	1.25%	to	1.25%	0.40%	to	0.40%	29.89%	to	29.89%
2018	386	18.16	to	18.16	7,016	1.25%	to	1.25%	0.12%	to	0.12%	(10.27)%	to	(10.27)%
2017	258	20.46	to	20.24	5,230	1.05%	to	1.25%	—	to	0.12%	23.01%	to	23.25%
2016	173	16.45	to	16.45	2,844	1.25%	to	1.25%	0.17%	to	0.17%	7.61%	to	7.61%
2015	201	15.29	to	15.29	3,075	1.25%	to	1.25%	—	to	—	(1.87)%	to	(1.87)%
Templeton Global Opportunities Trust
2019	—	—	to	—	—	0.75%	to	1.25%	—	to	—	—	to	—
2018	—	—	to	—	—	0.75%	to	1.25%	—	to	—	—	to	—
2017	2,845	27.08	to	25.92	74,355	0.75%	to	1.25%	—	to	1.66%	20.53%	to	21.13%
2016	2,994	21.50	to	21.84	64,733	1.05%	to	1.25%	1.68%	to	2.63%	8.96%	to	9.18%
2015	2,530	19.73	to	20.42	50,133	0.75%	to	1.25%	0.55%	to	0.60%	(8.89)%	to	(8.44)%
Templeton Developing Markets Trust
2019	74,539	13.02	to	16.68	1,050,985	0.35%	to	1.25%	3.67%	to	3.74%	24.82%	to	25.95%
2018	75,886	10.34	to	13.36	869,892	0.35%	to	1.25%	1.19%	to	1.23%	(17.25)%	to	(16.49)%
2017	78,674	12.38	to	16.14	1,072,618	0.35%	to	1.25%	0.98%	to	1.11%	38.47%	to	39.72%
2016	86,422	8.50	to	11.66	835,527	0.50%	to	1.25%	1.00%	to	1.32%	16.38%	to	17.25%
2015	106,515	7.55	to	10.02	877,222	0.35%	to	1.25%	0.24%	to	0.78%	(20.68)%	to	(19.96)%
Franklin High Income Fund
2019	38,768	19.31	to	19.51	747,865	0.35%	to	1.25%	5.50%	to	5.57%	12.86%	to	13.88%
2018	43,405	17.11	to	17.13	737,508	0.35%	to	1.25%	5.57%	to	5.60%	(4.40)%	to	(3.53)%
2017	59,081	17.90	to	18.76	1,063,028	—	to	1.25%	3.14%	to	5.54%	5.41%	to	6.73%
2016	86,053	16.98	to	17.58	1,469,276	—	to	1.25%	6.15%	to	6.27%	17.84%	to	19.32%
2015	82,313	14.41	to	14.73	1,188,586	—	to	1.25%	6.26%	to	3.38%	(11.82)%	to	(10.71)%
Franklin Strategic Income Fund
2019	152,240	16.27	to	16.78	2,494,921	0.35%	to	1.25%	4.46%	to	4.47%	6.82%	to	7.79%
2018	168,930	15.23	to	15.57	2,568,622	0.35%	to	1.25%	4.11%	to	4.16%	(3.10)%	to	(2.22)%
2017	193,468	15.60	to	15.72	3,030,841	0.15%	to	1.25%	—	to	2.23%	3.21%	to	4.35%
2016	250,326	15.23	to	15.29	3,760,580	0.35%	to	1.25%	2.52%	to	2.54%	6.64%	to	7.60%
2015	259,612	13.86	to	14.28	3,638,893	0.15%	to	1.25%	4.19%	to	4.56%	(5.47)%	to	(4.38)%
Templeton Global Bond Fund
2019	273,906	17.76	to	18.68	4,918,022	—	to	1.25%	3.40%	to	5.88%	(0.62)%	to	65.27%
2018	309,258	11.30	to	17.87	5,552,859	—	to	1.25%	6.14%	to	6.89%	(4.96)%	to	0.00%
2017	352,943	11.89	to	17.87	6,280,831	—	to	1.25%	3.19%	to	3.45%	(0.92)%	to	1.09%
2016	349,640	17.68	to	17.90	6,086,460	—	to	1.25%	2.45%	to	2.46%	4.91%	to	6.22%
2015	362,018	16.85	to	16.86	5,965,039	—	to	1.25%	2.98%	to	3.52%	(5.42)%	to	(4.23)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin U.S. Government Securities Fund
2019	37,778	$13.38	to	$14.24	$508,827	0.50%	to	1.25%	2.91%	to	2.93%	4.11%	to	4.90%
2018	39,632	12.85	to	13.57	511,873	0.50%	to	1.25%	3.12%	to	3.13%	(0.97)%	to	(0.22)%
2017	43,213	12.98	to	13.60	564,008	0.50%	to	1.25%	3.00%	to	3.02%	(0.50)%	to	0.25%
2016	44,637	13.04	to	13.57	585,763	0.50%	to	1.25%	3.06%	to	3.06%	(0.57)%	to	0.17%
2015	40,229	13.12	to	13.54	530,459	0.50%	to	1.25%	3.22%	to	3.24%	(0.33)%	to	0.40%
Franklin Small Cap Value Fund
2019	106,100	28.53	to	48.81	3,017,390	—	to	1.25%	1.24%	to	1.24%	18.47%	to	24.47%
2018	109,634	22.92	to	41.20	2,509,657	—	to	1.25%	0.76%	to	0.78%	(26.22)%	to	(13.77)%
2017	117,557	26.59	to	55.84	3,073,501	—	to	1.25%	0.73%	to	0.75%	1.58%	to	9.26%
2016	131,812	24.33	to	54.97	3,164,085	—	to	1.25%	0.25%	to	0.25%	23.47%	to	27.99%
2015	118,980	19.01	to	44.52	2,218,978	—	to	1.25%	0.54%	to	0.56%	(17.54)%	to	(8.99)%
Franklin Mutual Global Discovery Fund
2019	570,715	18.52	to	20.78	10,025,421	—	to	1.25%	1.17%	to	2.01%	22.82%	to	24.37%
2018	693,884	14.89	to	16.92	9,924,036	—	to	1.25%	1.32%	to	1.91%	(12.11)%	to	(10.99)%
2017	737,045	16.73	to	19.25	11,964,540	—	to	1.25%	1.57%	to	2.27%	8.21%	to	9.57%
2016	828,302	15.27	to	17.79	12,374,319	—	to	1.25%	1.82%	to	1.85%	11.16%	to	12.56%
2015	874,786	13.57	to	16.00	11,657,505	—	to	1.25%	1.32%	to	1.49%	(4.82)%	to	(3.64)%
Templeton Growth Fund, Inc.+
2019	95,106	17.81	to	41.97	1,599,414	—	to	1.25%	1.98%	to	2.09%	13.40%	to	14.83%
2018	97,180	15.70	to	36.55	1,434,406	—	to	1.25%	1.67%	to	1.82%	(15.61)%	to	(14.54)%
2017	97,776	18.61	to	42.77	1,750,344	—	to	1.25%	1.81%	to	1.88%	16.34%	to	17.80%
2016	119,356	16.00	to	36.31	1,798,969	—	to	1.25%	0.89%	to	1.52%	7.71%	to	9.06%
2015	143,194	14.85	to	33.29	2,016,886	—	to	1.25%	1.32%	to	1.32%	(7.65)%	to	(6.46)%
Franklin Income Fund
2019	388,568	17.97	to	18.82	6,865,083	0.35%	to	1.25%	5.24%	to	5.24%	14.31%	to	15.34%
2018	408,341	15.58	to	16.46	6,300,588	0.35%	to	1.25%	5.19%	to	5.20%	(6.48)%	to	(5.63)%
2017	525,920	16.51	to	17.60	8,624,130	0.35%	to	1.25%	5.08%	to	5.16%	7.07%	to	8.04%
2016	601,377	15.28	to	16.44	9,098,809	0.35%	to	1.25%	5.52%	to	5.53%	14.85%	to	15.88%
2015	602,058	13.19	to	14.31	7,899,380	0.35%	to	1.25%	5.21%	to	5.23%	(8.94)%	to	(8.11)%
Franklin Growth Fund
2019	536,630	31.00	to	32.64	16,729,432	—	to	1.25%	0.40%	to	0.40%	30.53%	to	32.17%
2018	606,619	23.45	to	25.00	14,304,307	—	to	1.25%	0.41%	to	0.44%	(4.59)%	to	(3.39)%
2017	610,478	24.28	to	26.21	14,934,291	—	to	1.25%	0.39%	to	0.44%	25.25%	to	26.82%
2016	578,915	19.14	to	20.92	11,174,173	—	to	1.25%	0.50%	to	0.53%	7.07%	to	8.41%
2015	555,159	17.66	to	19.54	9,915,019	—	to	1.25%	0.62%	to	1.88%	0.68%	to	1.94%
Franklin Total Return Fund
2019	23,603	15.02	to	15.64	353,680	0.50%	to	1.25%	3.62%	to	3.63%	7.75%	to	8.56%
2018	24,958	13.94	to	14.41	347,102	0.50%	to	1.25%	2.73%	to	2.75%	(3.04)%	to	(2.30)%
2017	29,573	14.38	to	14.75	424,849	0.50%	to	1.25%	1.94%	to	2.15%	2.25%	to	3.02%
2016	29,892	14.06	to	14.32	421,955	0.50%	to	1.25%	1.74%	to	1.77%	1.53%	to	2.29%
2015	24,917	13.85	to	13.99	345,445	0.50%	to	1.25%	3.20%	to	4.02%	(2.79)%	to	(2.07)%
Franklin Balance Sheet Investment Fund
2019	56,715	31.35	to	34.06	1,926,084	0.35%	to	0.85%	—	to	—	23.43%	to	24.05%
2018	66,465	25.40	to	27.46	1,820,670	0.35%	to	0.85%	1.10%	to	1.12%	(13.19)%	to	(12.76)%
2017	76,022	27.28	to	31.47	2,387,317	0.35%	to	1.25%	0.23%	to	1.06%	11.04%	to	12.04%
2016	88,907	24.57	to	28.09	2,492,283	0.35%	to	1.25%	0.46%	to	0.53%	18.96%	to	20.03%
2015	114,319	20.65	to	23.40	2,671,468	0.35%	to	1.25%	0.63%	to	0.68%	(10.55)%	to	(9.75)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Mutual Beacon Fund
2019	51,218	$19.07	to	$19.48	$974,765	0.35%	to	1.25%	1.97%	to	2.10%	23.14%	to	24.25%
2018	53,197	15.49	to	15.67	816,737	0.35%	to	1.25%	1.45%	to	1.67%	(9.63)%	to	(8.81)%
2017	54,853	17.14	to	17.19	929,584	0.35%	to	1.25%	1.20%	to	1.60%	12.68%	to	13.70%
2016	80,346	15.12	to	15.21	1,172,925	0.35%	to	1.25%	2.09%	to	2.42%	14.36%	to	15.39%
2015	86,904	13.10	to	13.30	1,097,728	0.35%	to	1.25%	1.70%	to	1.83%	(5.54)%	to	(4.65)%
Franklin Mutual Shares Fund
2019	175,383	16.80	to	25.13	3,806,665	0.35%	to	1.25%	2.26%	to	2.43%	21.34%	to	22.44%
2018	228,403	13.72	to	20.71	3,857,472	0.35%	to	1.25%	1.44%	to	1.55%	(10.31)%	to	(9.50)%
2017	250,265	15.16	to	23.09	4,745,186	0.35%	to	1.25%	1.95%	to	1.99%	6.87%	to	7.83%
2016	268,649	14.06	to	21.60	4,743,577	0.35%	to	1.25%	1.88%	to	2.08%	14.18%	to	15.21%
2015	300,271	12.20	to	18.92	4,546,441	0.35%	to	1.25%	1.46%	to	1.74%	(5.30)%	to	(4.45)%
Franklin Small-Mid Cap Growth Fund
2019	171,736	27.54	to	32.33	4,691,671	0.00%	to	1.25%	—	to	—	30.17%	to	31.81%
2018	196,987	20.90	to	24.84	4,089,490	—	to	1.25%	—	to	—	(5.79)%	to	(4.60)%
2017	202,496	21.91	to	26.36	4,441,423	—	to	1.25%	—	to	—	20.03%	to	21.53%
2016	241,752	18.02	to	21.97	4,356,888	—	to	1.25%	—	to	—	3.03%	to	4.33%
2015	298,234	17.28	to	21.32	5,127,118	—	to	1.25%	—	to	—	(3.45)%	to	(3.19)%
Franklin Conservative Allocation Fund
2019	170,095	16.60	to	17.28	2,799,135	—	to	1.25%	2.16%	to	2.32%	11.84%	to	13.25%
2018	179,176	14.84	to	15.26	2,622,073	—	to	1.25%	2.57%	to	2.61%	(4.65)%	to	(3.44)%
2017	181,740	15.56	to	15.80	2,759,830	—	to	1.25%	0.69%	to	1.44%	9.21%	to	10.58%
2016	211,382	13.93	to	14.25	2,939,394	0.35%	to	1.25%	1.09%	to	1.10%	3.10%	to	4.03%
2015	215,901	13.69	to	13.82	2,897,784	—	to	1.25%	1.75%	to	1.97%	(3.47)%	to	(2.27)%
Franklin Growth Allocation Fund
2019	345,544	20.33	to	20.80	6,796,493	—	to	1.25%	0.71%	to	1.39%	20.39%	to	21.90%
2018	347,072	16.68	to	17.27	5,667,735	—	to	1.25%	1.54%	to	1.56%	(7.62)%	to	(6.45)%
2017	370,266	17.83	to	18.70	6,475,089	—	to	1.25%	1.15%	to	1.54%	17.97%	to	19.45%
2016	387,551	14.62	to	15.85	5,820,297	0.35%	to	1.25%	0.73%	to	0.86%	4.06%	to	5.00%
2015	410,195	14.16	to	15.23	5,916,647	—	to	1.25%	1.05%	to	1.18%	(2.85)%	to	(1.64)%
Franklin Moderate Allocation Fund
2019	348,224	18.87	to	19.14	6,429,020	—	to	1.25%	1.77%	to	1.83%	15.94%	to	17.40%
2018	371,100	16.28	to	16.30	5,888,382	—	to	1.25%	1.23%	to	2.00%	(6.01)%	to	(4.82)%
2017	385,801	17.13	to	17.32	6,482,840	—	to	1.25%	1.25%	to	1.75%	13.56%	to	14.98%
2016	459,707	14.55	to	15.25	6,822,756	0.35%	to	1.25%	0.86%	to	0.99%	3.64%	to	4.57%
2015	519,107	14.19	to	14.71	7,363,056	—	to	1.25%	1.53%	to	1.53%	(3.13)%	to	(1.91)%
Templeton Foreign Fund
2019	306,661	21.12	to	25.90	6,807,639	—	to	1.25%	3.09%	to	3.15%	11.07%	to	12.46%
2018	359,059	19.02	to	23.03	7,202,665	—	to	1.25%	2.07%	to	2.21%	(16.06)%	to	(15.00)%
2017	420,981	22.66	to	27.09	9,988,522	—	to	1.25%	1.30%	to	1.34%	15.63%	to	17.08%
2016	504,511	19.59	to	23.14	10,257,179	—	to	1.25%	1.74%	to	1.97%	10.25%	to	11.63%
2015	638,694	17.77	to	20.73	11,726,236	—	to	1.25%	1.17%	to	5.03%	(8.25)%	to	(7.08)%
Franklin Small-Mid Cap Growth Fund
2019	—	20.82	to	28.40	—	0.70%	to	0.70%	—	to	—	—	to	—
2018	3,709	21.55	to	21.55	79,914	0.70%	to	0.70%	—	to	—	(5.82)%	to	(5.82)%
2017	4,425	22.88	to	22.88	101,227	0.70%	to	0.70%	—	to	—	20.90%	to	20.90%
2016	8,027	18.92	to	18.92	151,894	0.70%	to	0.70%	—	to	—	3.68%	to	3.68%
2015	8,420	18.25	to	18.25	153,679	0.70%	to	0.70%	—	to	—	(3.13)%	to	(3.13)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Highland Premier Growth Equity
2019	4,364	$15.78	to	$23.25	$107,270	—	to	1.25%	0.91%	to	0.94%	10.24%	to	10.66%
2018	3,962	14.26	to	21.09	88,004	—	to	1.25%	—	to	—	(47.22)%	to	(12.41)%
2017	4,309	24.07	to	27.02	110,889	—	to	1.25%	—	to	—	(0.07)%	to	23.84%
2016	5,403	19.44	to	27.04	111,593	—	to	1.25%	—	to	—	(17.89)%	to	3.45%
2015	4,353	18.79	to	32.93	85,844	—	to	1.25%	—	to	—	(4.38)%	to	1.73%
Goldman Sachs Income Builder Fund
2019	3,349	18.01	to	19.17	62,296	0.75%	to	1.25%	3.66%	to	3.67%	17.88%	to	18.48%
2018	3,548	15.20	to	16.26	55,809	0.75%	to	1.25%	3.67%	to	3.75%	(6.11)%	to	(5.63)%
2017	4,556	16.11	to	17.32	75,959	0.75%	to	1.25%	0.87%	to	3.57%	6.60%	to	7.13%
2016	3,525	16.25	to	28.51	71,819	1.05%	to	1.25%	3.86%	to	3.90%	7.96%	to	8.17%
2015	3,908	15.05	to	26.36	74,705	1.05%	to	1.25%	4.06%	to	4.08%	(4.80)%	to	(4.59)%
Goldman Sachs Capital Growth Fund
2019	7	26.45	to	27.45	181	0.75%	to	1.05%	—	to	—	17.62%	to	27.63%
2018	115	21.51	to	22.49	2,551	0.50%	to	1.25%	0.02%	to	0.06%	(4.02)%	to	(0.76)%
2017	98	21.67	to	23.43	2,275	0.75%	to	1.25%	0.08%	to	0.08%	30.18%	to	30.83%
2016	98	16.56	to	18.00	1,764	0.75%	to	1.25%	0.06%	to	0.07%	0.65%	to	1.15%
2015	48	16.38	to	17.88	859	0.75%	to	1.25%	—	to	—	0.69%	to	1.21%
Goldman Sachs Core Fixed Income Fund
2019	10,065	13.88	to	13.96	139,815	1.05%	to	1.25%	2.63%	to	2.64%	8.10%	to	8.32%
2018	7,729	12.81	to	12.92	99,166	1.05%	to	1.25%	2.43%	to	2.43%	(2.11)%	to	(1.91)%
2017	7,398	13.06	to	13.19	96,830	1.05%	to	1.25%	2.19%	to	2.23%	1.84%	to	2.04%
2016	8,493	12.80	to	12.96	109,675	1.05%	to	1.25%	2.19%	to	2.19%	1.34%	to	1.55%
2015	7,975	12.61	to	12.78	101,575	1.05%	to	1.25%	2.31%	to	2.35%	(1.05)%	to	(0.80)%
Goldman Sachs U.S. Equity Insights Fund
2019	1	23.32	to	23.32	13	1.25%	to	1.25%	2.18%	to	2.18%	23.85%	to	23.85%
2018	1	18.83	to	18.83	12	1.25%	to	1.25%	0.48%	to	0.48%	(7.96)%	to	(7.96)%
2017	1	20.46	to	20.46	14	1.25%	to	1.25%	0.35%	to	0.35%	21.91%	to	21.91%
2016	37	16.78	to	16.78	626	1.25%	to	1.25%	0.59%	to	0.59%	9.35%	to	9.35%
2015	56	15.35	to	15.35	863	1.25%	to	1.25%	0.96%	to	0.96%	(2.44)%	to	(2.44)%
Goldman Sachs Government Income Fund
2019	144,890	13.08	to	14.90	2,010,394	—	to	1.25%	2.04%	to	2.05%	3.62%	to	4.45%
2018	150,174	12.52	to	14.38	1,991,708	—	to	1.25%	2.02%	to	2.02%	(1.71)%	to	(0.96)%
2017	144,857	12.64	to	14.63	1,952,352	—	to	1.25%	1.72%	to	1.74%	—	to	0.48%
2016	152,160	12.58	to	14.63	2,023,236	—	to	1.25%	1.65%	to	1.66%	(0.61)%	to	(0.19)%
2015	170,122	12.61	to	14.72	2,254,826	—	to	1.25%	1.51%	to	1.51%	(1.21)%	to	(0.96)%
Goldman Sachs Equity Income Fund
2019	6,484	17.53	to	19.62	121,622	0.50%	to	1.25%	—	to	1.76%	23.38%	to	24.31%
2018	6,132	14.10	to	15.90	93,224	0.50%	to	1.25%	1.66%	to	1.69%	(7.28)%	to	(6.57)%
2017	7,498	15.09	to	17.15	121,364	0.50%	to	1.25%	1.53%	to	1.79%	9.00%	to	9.82%
2016	9,179	13.74	to	15.73	139,478	0.50%	to	1.25%	1.95%	to	1.97%	11.85%	to	12.69%
2015	13,304	12.20	to	14.07	185,430	0.50%	to	1.25%	1.69%	to	1.87%	(4.25)%	to	(3.58)%
Goldman Sachs Growth Opportunities Fund
2019	31,021	28.21	to	31.51	893,525	0.50%	to	1.25%	—	to	—	32.69%	to	33.68%
2018	30,626	21.10	to	23.75	659,954	0.50%	to	1.25%	—	to	—	(6.51)%	to	(5.80)%
2017	31,022	22.40	to	25.40	710,183	0.50%	to	1.25%	—	to	—	25.24%	to	26.18%
2016	39,395	17.75	to	20.28	717,654	0.50%	to	1.25%	—	to	—	(0.14)%	to	0.61%
2015	50,356	17.64	to	20.31	907,684	0.50%	to	1.25%	—	to	—	(6.79)%	to	(6.10)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Goldman Sachs Focused International Equity Fund
2019	1,049	$10.17	to	$12.45	$11,774	1.05%	to	1.25%	—	to	2.01%	22.05%	to	26.09%
2018	1,900	8.34	to	9.88	16,483	0.75%	to	1.25%	0.74%	to	1.97%	(15.89)%	to	(15.47)%
2017	3,011	9.86	to	11.74	29,818	0.75%	to	1.25%	0.27%	to	1.38%	23.74%	to	24.36%
2016	3,144	7.93	to	9.49	26,634	0.75%	to	1.25%	2.93%	to	2.96%	(3.81)%	to	(3.33)%
2015	2,717	8.20	to	9.86	23,833	0.75%	to	1.25%	1.11%	to	1.51%	0.25%	to	0.77%
Goldman Sachs Mid Cap Value Fund
2019	107,064	34.75	to	102.20	4,357,262	—	to	1.25%	0.63%	to	0.68%	29.90%	to	31.53%
2018	113,636	26.75	to	77.70	3,536,088	—	to	1.25%	0.44%	to	0.46%	(11.95)%	to	(10.84)%
2017	116,766	30.38	to	87.14	4,364,390	—	to	1.25%	0.41%	to	0.42%	9.29%	to	10.66%
2016	143,706	27.80	to	78.74	4,526,889	—	to	1.25%	1.08%	to	1.21%	11.45%	to	12.85%
2015	161,260	24.94	to	69.78	4,547,692	—	to	1.25%	0.23%	to	0.25%	(10.60)%	to	(9.46)%
Goldman Sachs Small Cap Value Fund
2019	234,040	24.55	to	24.58	5,613,642	—	to	1.25%	0.49%	to	0.54%	21.18%	to	22.70%
2018	274,381	20.01	to	20.29	5,409,781	—	to	1.25%	0.03%	to	0.03%	(15.43)%	to	(14.35)%
2017	287,782	23.36	to	23.99	6,674,565	—	to	1.25%	0.13%	to	0.15%	10.50%	to	11.89%
2016	277,329	20.88	to	21.71	5,797,365	—	to	1.25%	0.48%	to	0.51%	22.61%	to	24.15%
2015	247,853	16.82	to	17.70	4,173,912	—	to	1.25%	0.28%	to	0.62%	(6.97)%	to	(5.77)%
Goldman Sachs Strategic Growth Fund
2019	1,940	28.60	to	30.30	61,250	0.50%	to	1.25%	—	to	—	33.40%	to	34.41%
2018	854	21.28	to	22.71	19,572	0.50%	to	1.25%	—	to	—	(2.87)%	to	(2.13)%
2017	1,377	21.74	to	23.38	30,802	0.50%	to	1.25%	—	to	—	28.68%	to	29.65%
2016	1,243	18.17	to	18.95	20,987	0.85%	to	1.25%	0.21%	to	0.37%	0.06%	to	0.46%
2015	1,139	18.16	to	18.87	19,376	0.85%	to	1.25%	0.17%	to	0.17%	1.85%	to	2.26%
Goldman Sachs High Yield Fund
2019	126,891	19.11	to	23.42	2,829,013	—	to	1.25%	5.49%	to	5.50%	13.63%	to	15.06%
2018	153,974	16.81	to	20.36	2,971,196	—	to	1.25%	5.17%	to	5.17%	(5.08)%	to	(3.88)%
2017	176,290	17.71	to	21.18	3,564,644	—	to	1.25%	5.05%	to	5.05%	4.36%	to	5.67%
2016	199,358	16.97	to	20.04	3,839,510	—	to	1.25%	5.42%	to	5.47%	12.25%	to	13.66%
2015	262,029	15.12	to	17.63	4,479,745	—	to	1.25%	5.40%	to	5.43%	(6.43)%	to	(5.24)%
Goldman Sachs Large Cap Value Fund
2019	27,981	15.72	to	17.29	463,629	0.50%	to	1.25%	1.26%	to	1.35%	24.01%	to	24.94%
2018	26,828	12.68	to	13.84	357,875	0.50%	to	1.25%	1.00%	to	1.09%	(10.00)%	to	(9.32)%
2017	24,950	14.09	to	15.26	369,141	0.50%	to	1.25%	1.49%	to	2.59%	7.97%	to	8.78%
2016	27,965	13.05	to	14.03	379,671	0.50%	to	1.25%	1.14%	to	1.61%	9.94%	to	10.76%
2015	31,904	11.87	to	12.67	393,651	0.50%	to	1.25%	0.54%	to	0.60%	(5.87)%	to	(5.13)%
Goldman Sachs Small/Mid Cap Growth Fund
2019	3,508	56.22	to	60.97	199,206	0.50%	to	1.25%	—	to	—	30.45%	to	35.99%
2018	10,313	41.34	to	46.74	462,183	—	to	1.25%	—	to	—	(6.99)%	to	(5.81)%
2017	9,939	44.44	to	49.62	476,287	—	to	1.25%	—	to	—	26.15%	to	27.73%
2016	11,453	35.23	to	38.85	428,980	—	to	1.25%	—	to	—	(1.48)%	to	(0.24)%
2015	15,643	35.76	to	38.94	596,049	—	to	1.25%	—	to	—	(2.40)%	to	(1.16)%
Goldman Sachs Satellite Strategies Portfolio
2019	128	13.21	to	13.21	1,690	0.85%	to	0.85%	3.52%	to	3.52%	17.38%	to	17.38%
2018	114	11.25	to	11.25	1,280	0.85%	to	0.85%	2.56%	to	2.56%	(11.16)%	to	(11.16)%
2017	99	12.66	to	12.66	1,254	0.85%	to	0.85%	3.50%	to	3.50%	13.32%	to	13.32%
2016	84	11.18	to	11.18	941	0.85%	to	0.85%	3.47%	to	3.47%	5.05%	to	5.05%
2015	68	10.64	to	10.64	723	0.85%	to	0.85%	2.52%	to	2.52%	(4.06)%	to	(4.06)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Balanced HLS Fund
2019	324,417	$20.90	to	$30.27	$7,322,170	—	to	1.25%	1.79%	to	1.97%	10.19%	to	20.95%
2018	354,235	17.28	to	27.47	6,560,732	—	to	1.25%	1.55%	to	2.02%	(11.44)%	to	(6.68)%
2017	404,821	18.52	to	31.02	7,937,800	—	to	1.25%	1.82%	to	2.42%	12.96%	to	13.87%
2016	451,248	18.22	to	27.46	7,691,244	—	to	1.25%	2.60%	to	2.90%	3.16%	to	4.72%
2015	515,547	17.40	to	26.62	8,323,060	—	to	1.25%	1.52%	to	1.90%	(1.73)%	to	(1.08)%
Hartford Total Return Bond HLS Fund
2019	840,342	11.44	to	14.76	13,250,124	—	to	1.25%	3.72%	to	3.95%	6.42%	to	8.95%
2018	949,387	10.75	to	13.55	13,502,835	—	to	1.25%	3.36%	to	3.94%	(5.04)%	to	(2.15)%
2017	1,036,103	11.32	to	13.85	14,758,087	—	to	1.25%	2.42%	to	2.99%	2.07%	to	3.50%
2016	1,177,165	11.09	to	16.44	16,080,940	—	to	1.25%	2.43%	to	2.59%	1.46%	to	3.20%
2015	1,474,464	10.93	to	15.93	19,258,829	—	to	1.25%	2.75%	to	3.09%	(6.02)%	to	(1.80)%
Hartford Capital Appreciation HLS Fund
2019	582,211	41.37	to	64.66	24,516,405	—	to	1.25%	1.15%	to	1.21%	29.65%	to	31.28%
2018	641,534	31.91	to	49.25	20,759,778	—	to	1.25%	0.89%	to	0.91%	(8.12)%	to	(6.96)%
2017	722,790	34.73	to	52.93	25,412,885	—	to	1.25%	1.07%	to	1.10%	20.63%	to	22.14%
2016	822,836	28.79	to	43.34	24,182,646	—	to	1.25%	1.00%	to	1.15%	4.21%	to	5.52%
2015	1,055,876	27.63	to	41.07	29,889,646	—	to	1.25%	0.73%	to	0.97%	(0.23)%	to	1.01%
Hartford Dividend and Growth HLS Fund
2019	1,815,220	11.32	to	27.49	26,234,554	—	to	1.25%	1.65%	to	1.84%	26.71%	to	28.60%
2018	2,140,727	8.80	to	21.70	23,859,566	—	to	1.25%	1.61%	to	1.85%	(6.74)%	to	(5.32)%
2017	2,527,154	9.30	to	23.27	29,626,150	—	to	1.25%	1.09%	to	1.58%	16.65%	to	18.36%
2016	2,999,057	7.86	to	25.95	29,722,872	—	to	1.25%	1.83%	to	2.08%	13.46%	to	14.89%
2015	4,189,791	6.84	to	22.87	35,256,425	—	to	1.25%	1.68%	to	3.07%	(2.39)%	to	(1.18)%
The Hartford Healthcare HLS Fund
2019	110,130	40.82	to	82.89	4,029,201	—	to	1.25%	—	to	—	32.02%	to	33.95%
2018	125,752	30.92	to	61.88	3,413,351	—	to	1.25%	—	to	0.10%	(4.17)%	to	(2.67)%
2017	130,079	32.27	to	63.58	3,564,700	—	to	1.25%	—	to	—	20.45%	to	22.26%
2016	164,487	23.74	to	35.83	3,410,172	0.35%	to	1.25%	3.40%	to	3.59%	(9.53)%	to	(8.96)%
2015	230,718	26.08	to	39.60	4,596,341	0.35%	to	1.25%	—	to	—	11.80%	to	12.56%
Hartford Global Growth HLS Fund
2019	65,698	18.79	to	20.18	1,385,914	—	to	1.25%	0.40%	to	0.40%	30.97%	to	32.61%
2018	66,444	14.35	to	15.22	1,078,953	—	to	1.25%	0.51%	to	0.51%	(5.01)%	to	(3.81)%
2017	76,212	15.10	to	15.82	1,282,662	—	to	1.25%	0.51%	to	0.53%	31.08%	to	32.73%
2016	80,983	11.73	to	15.23	995,224	0.35%	to	1.25%	0.37%	to	0.38%	0.45%	to	1.36%
2015	81,299	11.57	to	15.16	988,127	0.35%	to	1.25%	0.25%	to	0.30%	6.45%	to	7.41%
Hartford Disciplined Equity HLS Fund
2019	25	28.84	to	28.84	735	0.50%	to	0.50%	1.14%	to	1.14%	33.09%	to	33.09%
2018	4	21.67	to	21.67	93	0.50%	to	0.50%	0.87%	to	0.87%	(4.69)%	to	(4.69)%
Hartford Growth Opportunities HLS Fund
2019	248,765	35.43	to	37.83	7,847,959	—	to	1.25%	—	to	—	4.85%	to	29.06%
2018	278,526	29.31	to	33.79	6,767,411	—	to	1.25%	—	to	—	(12.05)%	to	(0.73)%
2017	286,436	29.53	to	38.42	7,003,093	—	to	1.25%	—	to	—	28.80%	to	28.83%
2016	335,807	22.92	to	29.83	6,394,182	—	to	1.25%	0.41%	to	0.44%	(14.43)%	to	(1.72)%
2015	322,901	23.32	to	34.86	6,254,496	—	to	1.25%	0.08%	to	0.13%	(10.34)%	to	10.36%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford International Opportunities HLS Fund
2019	49,650	$15.81	to	$17.26	$860,347	0.35%	to	1.25%	1.86%	to	1.94%	24.86%	to	25.98%
2018	60,238	12.66	to	13.70	824,928	0.35%	to	1.25%	1.88%	to	1.92%	(19.76)%	to	(19.03)%
2017	57,250	15.78	to	16.92	976,497	0.35%	to	1.25%	1.06%	to	1.79%	23.70%	to	24.82%
2016	66,765	13.56	to	14.34	920,438	0.35%	to	1.25%	1.41%	to	1.59%	(0.31)%	to	0.90%
2015	67,605	13.44	to	14.39	932,706	0.35%	to	1.25%	1.13%	to	1.58%	0.39%	to	1.49%
Hartford MidCap HLS Fund
2019	282,568	52.32	to	62.79	16,456,246	—	to	1.25%	0.17%	to	0.18%	31.21%	to	32.87%
2018	338,763	39.87	to	47.26	14,978,744	—	to	1.25%	0.02%	to	0.03%	(8.60)%	to	(7.44)%
2017	379,865	43.62	to	51.06	18,370,335	—	to	1.25%	—	to	—	22.93%	to	24.47%
2016	451,704	35.49	to	41.02	17,645,626	—	to	1.25%	0.17%	to	0.19%	10.59%	to	11.98%
2015	582,628	32.09	to	36.63	20,216,498	—	to	1.25%	—	to	0.05%	0.34%	to	1.59%
Hartford Ultrashort Bond HLS Fund
2019	361,757	9.71	to	13.39	3,602,854	—	to	1.25%	1.43%	to	1.54%	1.27%	to	2.81%
2018	366,274	9.59	to	13.03	3,597,812	—	to	1.25%	0.82%	to	1.13%	0.01%	to	1.57%
2017	419,671	9.59	to	12.83	4,133,877	—	to	1.25%	0.35%	to	0.50%	(0.45)%	to	1.01%
2016	457,051	9.99	to	10.42	4,548,152	—	to	1.25%	0.14%	to	0.44%	(0.29)%	to	0.64%
2015	505,362	10.02	to	10.36	5,037,573	—	to	1.25%	0.32%	to	0.32%	(1.08)%	to	(0.13)%
Hartford Small Company HLS Fund
2019	463,855	7.89	to	41.78	5,142,763	—	to	1.25%	—	to	—	35.30%	to	37.00%
2018	536,008	5.76	to	30.88	4,465,952	—	to	1.25%	—	to	—	(5.43)%	to	(4.23)%
2017	630,837	6.01	to	32.66	5,675,296	—	to	1.25%	—	to	—	24.80%	to	26.36%
2016	699,543	14.19	to	15.97	5,108,327	—	to	1.25%	—	to	—	0.54%	to	1.81%
2015	970,554	14.12	to	15.68	6,629,606	—	to	1.25%	—	to	—	(9.57)%	to	(8.44)%
Hartford SmallCap Growth HLS Fund
2019	18,875	29.72	to	30.58	609,763	—	to	1.25%	—	to	—	11.06%	to	34.13%
2018	21,197	22.80	to	26.76	509,961	—	to	1.25%	—	to	—	(16.71)%	to	(12.80)%
2017	23,665	26.15	to	32.13	651,761	—	to	1.25%	0.04%	to	0.04%	18.59%	to	20.02%
2016	26,684	22.63	to	26.77	617,929	—	to	1.25%	0.15%	to	0.15%	7.38%	to	10.69%
2015	26,692	20.45	to	24.93	551,216	—	to	1.25%	0.08%	to	0.08%	(10.81)%	to	(2.02)%
Hartford Stock HLS Fund
2019	168,968	26.36	to	34.29	5,092,469	0.35%	to	1.25%	—	to	0.16%	(31.41)%	to	29.26%
2018	180,209	20.39	to	49.99	4,162,652	—	to	1.25%	1.56%	to	1.61%	(1.63)%	to	(0.14)%
2017	202,008	20.73	to	50.06	4,707,709	—	to	1.25%	1.79%	to	1.87%	18.06%	to	19.85%
2016	250,467	19.30	to	41.77	4,880,519	—	to	1.25%	1.75%	to	1.90%	6.08%	to	7.41%
2015	296,457	18.19	to	38.89	5,417,201	—	to	1.25%	1.85%	to	1.86%	1.46%	to	2.74%
Hartford U.S. Government Securities HLS Fund
2019	54,836	10.98	to	11.28	630,796	0.35%	to	1.25%	2.47%	to	2.75%	3.91%	to	4.85%
2018	59,501	10.48	to	10.86	654,018	0.35%	to	1.25%	1.65%	to	2.40%	(0.41)%	to	0.49%
2017	71,142	10.43	to	10.91	781,853	0.35%	to	1.25%	2.06%	to	2.19%	0.06%	to	0.97%
2016	79,279	10.33	to	10.90	863,138	0.35%	to	1.25%	1.80%	to	1.93%	0.28%	to	1.19%
2015	88,727	10.20	to	10.87	955,080	0.35%	to	1.25%	1.75%	to	1.86%	0.25%	to	1.24%
Hartford Value HLS Fund
2019	64,663	24.86	to	28.12	1,664,999	—	to	1.25%	1.92%	to	2.06%	26.12%	to	27.71%
2018	70,399	19.71	to	22.02	1,436,299	—	to	1.25%	1.67%	to	1.70%	(11.30)%	to	(10.18)%
2017	73,421	22.22	to	24.52	1,685,989	—	to	1.25%	0.70%	to	1.80%	14.01%	to	15.44%
2016	78,890	19.17	to	21.24	1,577,896	—	to	1.25%	1.58%	to	1.83%	12.05%	to	13.69%
2015	83,712	17.11	to	18.68	1,487,469	—	to	1.25%	1.34%	to	1.60%	(4.54)%	to	(3.07)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Checks and Balances Fund
2019	16,097	$20.84	to	$22.43	$346,174	0.50%	to	1.25%	2.64%	to	2.68%	20.90%	to	21.81%
2018	15,870	17.23	to	18.42	280,551	0.50%	to	1.25%	2.86%	to	3.50%	(4.87)%	to	(4.15)%
2017	20,116	18.12	to	19.21	376,310	0.50%	to	1.25%	3.38%	to	3.91%	12.91%	to	13.76%
2016	21,668	16.05	to	16.89	356,344	0.50%	to	1.25%	1.33%	to	1.36%	6.11%	to	6.91%
2015	23,580	15.12	to	15.80	364,159	0.50%	to	1.25%	1.62%	to	1.88%	(1.55)%	to	(0.82)%
The Hartford High Yield
2019	4,352	19.16	to	19.16	83,366	0.50%	to	0.50%	4.86%	to	4.86%	14.12%	to	14.12%
2018	3,247	16.79	to	16.79	54,504	0.50%	to	0.50%	5.04%	to	5.04%	(4.04)%	to	(4.04)%
2017	2,994	17.49	to	16.14	51,270	0.50%	to	1.25%	4.95%	to	4.96%	5.78%	to	6.57%
2016	2,597	15.26	to	16.42	41,824	0.50%	to	1.25%	4.91%	to	4.96%	11.69%	to	12.53%
2015	2,160	13.66	to	14.59	31,053	0.50%	to	1.25%	4.69%	to	4.71%	(5.40)%	to	(4.72)%
The Hartford Dividend and Growth Fund
2019	32,565	23.13	to	25.94	881,155	0.35%	to	1.25%	1.46%	to	1.46%	26.13%	to	27.27%
2018	33,877	18.34	to	20.38	710,585	0.35%	to	1.25%	0.82%	to	1.42%	(6.74)%	to	(5.89)%
2017	76,657	19.66	to	21.66	2,129,884	0.35%	to	1.25%	1.31%	to	1.34%	16.28%	to	17.33%
2016	81,843	16.91	to	18.46	2,047,794	0.35%	to	1.25%	1.47%	to	1.49%	12.84%	to	13.86%
2015	85,063	14.98	to	16.21	1,840,975	0.35%	to	1.25%	1.43%	to	1.44%	(2.70)%	to	(1.79)%
The Hartford International Opportunities Fund
2019	27,822	13.97	to	15.37	414,340	0.50%	to	1.25%	0.17%	to	1.25%	24.06%	to	25.00%
2018	35,625	11.26	to	12.30	422,399	0.50%	to	1.25%	0.98%	to	1.03%	(19.95)%	to	(19.34)%
2017	38,878	14.07	to	15.25	576,866	0.50%	to	1.25%	1.18%	to	1.37%	22.70%	to	23.62%
2016	41,188	11.46	to	12.33	496,245	0.50%	to	1.25%	1.29%	to	1.47%	(0.53)%	to	0.22%
2015	33,714	11.53	to	12.31	422,769	0.50%	to	1.25%	0.74%	to	0.89%	(0.13)%	to	0.64%
The Hartford MidCap Fund
2019	27,319	30.85	to	33.22	856,740	0.50%	to	1.25%	—	to	—	30.59%	to	31.57%
2018	29,894	23.63	to	25.25	717,336	0.50%	to	1.25%	—	to	—	(8.81)%	to	(8.12)%
2017	39,883	25.91	to	27.48	1,054,714	0.50%	to	1.25%	—	to	—	22.39%	to	23.31%
2016	36,832	21.17	to	22.29	791,595	0.50%	to	1.25%	—	to	—	10.03%	to	10.85%
2015	35,450	19.24	to	20.10	691,105	0.50%	to	1.25%	—	to	—	0.11%	to	0.87%
The Hartford Small Company Fund
2019	11,266	21.93	to	24.14	326,265	0.50%	to	1.25%	—	to	—	28.13%	to	34.88%
2018	16,772	16.26	to	18.84	344,346	—	to	1.25%	—	to	—	(5.48)%	to	(4.28)%
2017	43,132	17.20	to	19.68	902,624	—	to	1.25%	—	to	—	23.71%	to	25.26%
2016	71,804	13.91	to	15.71	1,194,927	—	to	1.25%	—	to	—	0.65%	to	1.91%
2015	69,161	13.82	to	15.42	1,135,743	—	to	1.25%	—	to	—	(9.46)%	to	(8.35)%
The Hartford Total Return Bond Fund
2019	35,108	13.70	to	15.36	527,645	0.35%	to	1.25%	2.82%	to	2.82%	8.51%	to	9.50%
2018	36,383	12.62	to	14.03	498,599	0.35%	to	1.25%	3.10%	to	3.25%	(2.67)%	to	(1.79)%
2017	35,121	12.97	to	14.28	488,300	0.35%	to	1.25%	2.78%	to	3.21%	3.75%	to	4.69%
2016	29,433	12.50	to	13.65	394,926	0.35%	to	1.25%	2.65%	to	2.65%	2.41%	to	3.33%
2015	30,470	12.21	to	13.21	396,394	0.35%	to	1.25%	2.29%	to	2.32%	(2.20)%	to	(1.31)%
The Hartford Healthcare Fund
2019	8,885	33.96	to	38.10	368,734	0.35%	to	1.25%	—	to	—	31.58%	to	32.77%
2018	8,512	25.81	to	28.69	261,446	0.35%	to	1.25%	—	to	—	(4.23)%	to	(3.36)%
2017	7,559	26.95	to	29.69	252,870	0.35%	to	1.25%	—	to	—	20.07%	to	21.15%
2016	8,337	22.45	to	24.51	224,763	0.35%	to	1.25%	—	to	—	(9.69)%	to	(8.87)%
2015	6,679	24.86	to	26.89	200,313	0.35%	to	1.25%	1.17%	to	1.46%	11.26%	to	12.24%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Growth Opportunities Fund
2019	12,370	$28.70	to	$31.59	$377,630	0.50%	to	1.25%	—	to	—	28.33%	to	29.30%
2018	10,257	22.37	to	24.43	244,576	0.50%	to	1.25%	—	to	—	(1.45)%	to	(0.71)%
2017	8,680	22.70	to	24.60	211,170	0.50%	to	1.25%	—	to	—	28.55%	to	29.52%
2016	9,147	17.66	to	19.00	176,682	0.50%	to	1.25%	—	to	—	(2.35)%	to	(1.61)%
2015	3,635	18.08	to	19.31	77,564	0.50%	to	1.25%	—	to	—	9.11%	to	9.95%
The Hartford Value Opportunities Fund
2019	140	19.65	to	19.65	2,743	0.50%	to	0.50%	2.42%	to	2.42%	28.72%	to	28.72%
2018	140	15.27	to	15.27	2,132	0.50%	to	0.50%	1.37%	to	1.37%	(9.64)%	to	(9.64)%
2017	811	15.59	to	16.90	12,819	0.50%	to	1.25%	0.97%	to	0.97%	9.99%	to	10.81%
2016	809	14.17	to	15.25	11,618	0.50%	to	1.25%	0.78%	to	0.86%	15.91%	to	16.78%
2015	682	12.23	to	13.06	8,456	0.50%	to	1.25%	1.18%	to	1.28%	(5.88)%	to	(5.11)%
Hartford Moderate Allocation Fund
2019	144,884	14.51	to	15.97	2,332,516	0.50%	to	1.25%	1.71%	to	1.77%	16.59%	to	17.47%
2018	144,105	12.45	to	13.59	1,984,555	0.50%	to	1.25%	1.59%	to	2.90%	(7.15)%	to	(6.44)%
2017	192,965	13.40	to	15.33	2,836,347	—	to	1.25%	2.54%	to	2.90%	13.27%	to	14.69%
2016	213,816	11.83	to	13.37	2,723,724	—	to	1.25%	0.90%	to	0.93%	3.21%	to	4.51%
2015	238,819	11.46	to	12.79	2,905,108	—	to	1.25%	0.33%	to	0.45%	(3.98)%	to	(2.73)%
The Hartford Conservative Allocation Fund
2019	48,261	13.00	to	14.30	809,413	0.50%	to	1.25%	0.27%	to	2.36%	12.26%	to	13.11%
2018	54,468	11.58	to	12.64	801,765	0.50%	to	1.25%	1.04%	to	3.19%	(4.85)%	to	(4.13)%
2017	69,618	12.17	to	13.92	1,036,704	—	to	1.25%	3.17%	to	12.65%	8.68%	to	10.04%
2016	75,460	11.20	to	12.65	1,003,513	—	to	1.25%	1.57%	to	1.75%	2.89%	to	4.18%
2015	99,877	10.88	to	12.14	1,259,793	—	to	1.25%	0.24%	to	0.41%	(4.56)%	to	(3.35)%
The Hartford Capital Appreciation Fund++
2019	323,685	21.14	to	24.80	7,391,615	—	to	1.25%	0.24%	to	0.25%	28.78%	to	30.40%
2018	349,741	16.42	to	19.02	6,145,150	—	to	1.25%	0.14%	to	0.14%	(6.09)%	to	(4.90)%
2017	394,452	17.48	to	20.00	7,302,432	—	to	1.25%	0.38%	to	0.48%	19.75%	to	21.25%
2016	514,206	16.49	to	14.41	7,838,416	—	to	1.25%	—	to	0.64%	3.13%	to	4.10%
2015	544,202	13.97	to	30.45	8,079,751	—	to	1.25%	0.26%	to	0.53%	0.36%	to	1.35%
The Hartford Global Capital Appreciation Fund++
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	57,922	19.91	to	21.11	1,197,071	0.50%	to	1.25%	0.65%	to	1.49%	19.34%	to	20.23%
2016	68,659	16.68	to	17.56	1,178,090	0.50%	to	1.25%	0.84%	to	1.08%	1.90%	to	2.60%
2015	68,269	16.37	to	17.11	1,144,249	0.50%	to	1.25%	1.40%	to	1.23%	(1.39)%	to	(2.12)%
The Hartford Growth Allocation Fund
2019	158,005	16.40	to	18.05	2,778,131	0.50%	to	1.25%	0.79%	to	1.51%	20.42%	to	21.33%
2018	155,610	13.62	to	14.87	2,251,441	0.50%	to	1.25%	0.77%	to	1.01%	(8.56)%	to	(7.86)%
2017	204,910	14.89	to	17.03	3,286,821	—	to	1.25%	1.56%	to	2.39%	16.97%	to	18.43%
2016	248,264	12.73	to	14.38	3,295,013	—	to	1.25%	0.45%	to	0.48%	3.89%	to	5.19%
2015	243,987	12.26	to	13.67	3,117,292	—	to	1.25%	1.36%	to	1.39%	(4.85)%	to	(3.64)%
The Hartford Inflation Plus Fund
2019	36,252	12.30	to	13.34	458,048	0.50%	to	1.25%	—	to	1.53%	1.02%	to	5.32%
2018	40,645	11.68	to	13.20	492,011	—	to	1.25%	3.69%	to	3.85%	(2.59)%	to	(1.36)%
2017	40,472	11.99	to	13.39	501,533	—	to	1.25%	4.31%	to	4.37%	0.38%	to	1.64%
2016	39,857	11.94	to	13.17	489,987	—	to	1.25%	2.08%	to	2.26%	2.75%	to	4.04%
2015	34,080	11.62	to	12.66	405,104	—	to	1.25%	—	to	—	(2.73)%	to	(1.49)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
The Hartford Equity Income Fund
2019	18,536	$27.21	to	$29.73	$524,823	0.35%	to	1.25%	1.71%	to	1.72%	24.28%	to	25.41%
2018	22,601	21.89	to	23.70	516,949	0.35%	to	1.25%	1.80%	to	1.82%	(9.18)%	to	(8.36)%
2017	27,961	24.10	to	25.87	694,630	0.35%	to	1.25%	1.65%	to	1.65%	15.95%	to	17.00%
2016	26,687	20.79	to	22.11	570,400	0.35%	to	1.25%	1.81%	to	1.83%	13.42%	to	14.44%
2015	25,330	18.33	to	19.32	475,748	0.35%	to	1.25%	1.88%	to	1.91%	(1.99)%	to	(1.08)%
The Hartford Balanced Income Fund
2019	23,098	18.08	to	19.33	425,307	0.50%	to	1.25%	1.96%	to	2.59%	17.47%	to	18.36%
2018	39,809	15.39	to	16.33	632,665	0.50%	to	1.25%	2.79%	to	3.99%	(6.61)%	to	(6.35)%
2017	12,184	16.44	to	17.49	203,216	0.35%	to	1.25%	—	to	2.60%	10.04%	to	11.03%
2016	8,689	14.94	to	15.61	132,190	0.50%	to	1.25%	1.99%	to	2.78%	9.83%	to	10.66%
2015	8,695	13.60	to	13.60	121,245	1.25%	to	1.25%	2.86%	to	2.86%	(1.60)%	to	(1.60)%
The Hartford International Small Company Fund+
2019	—	11.44	to	14.22	—	—	to	—	2.08%	to	2.71%	(7.18)%	to	22.49%
2018	2,415	11.61	to	12.32	28,461	0.50%	to	1.25%	0.51%	to	0.72%	(27.35)%	to	(26.80)%
2017	2,058	15.98	to	16.83	33,485	0.50%	to	1.25%	0.03%	to	1.39%	32.67%	to	33.67%
2016	19,706	12.05	to	12.59	246,831	0.50%	to	1.25%	0.65%	to	0.75%	(7.19)%	to	(6.49)%
2015	2,356	12.98	to	13.24	30,813	0.85%	to	1.25%	0.50%	to	0.59%	7.82%	to	8.25%
The Hartford MidCap Value Fund
2019	8,749	19.35	to	20.68	174,528	0.50%	to	1.25%	0.38%	to	0.61%	28.76%	to	35.48%
2018	6,393	15.03	to	15.27	96,397	1.05%	to	1.25%	0.20%	to	0.27%	(15.85)%	to	(15.68)%
2017	6,849	17.86	to	18.61	122,749	0.65%	to	1.25%	—	to	—	11.66%	to	12.33%
2016	6,707	15.99	to	16.57	108,206	0.65%	to	1.25%	0.03%	to	0.03%	10.97%	to	11.63%
2015	4,883	14.41	to	14.84	70,991	0.65%	to	1.25%	0.19%	to	0.20%	(2.88)%	to	(2.30)%
Hotchkis and Wiley Large Cap Value Fund
2019	24,324	23.57	to	23.59	617,872	—	to	1.25%	—	to	1.30%	27.13%	to	28.73%
2018	30,411	18.31	to	18.56	604,219	—	to	1.25%	1.50%	to	1.51%	(15.54)%	to	(14.47)%
2017	31,960	21.40	to	21.97	746,868	—	to	1.25%	—	to	1.37%	17.12%	to	18.59%
2016	34,892	18.76	to	21.02	708,396	0.35%	to	1.25%	1.81%	to	1.90%	17.90%	to	18.96%
2015	36,635	15.91	to	17.67	627,728	0.35%	to	1.25%	0.91%	to	1.12%	(9.13)%	to	(8.26)%
Invesco V.I. Technology Fund
2019	17,482	30.89	to	36.86	540,859	—	to	0.70%	—	to	—	34.93%	to	35.88%
2018	19,846	22.90	to	27.13	454,934	—	to	0.70%	—	to	—	(1.15)%	to	(0.45)%
2017	16,614	23.16	to	27.25	385,361	—	to	0.70%	—	to	—	34.19%	to	35.13%
2016	6,049	17.26	to	17.26	104,405	0.70%	to	0.70%	—	to	—	(1.45)%	to	(1.45)%
2015	6,203	17.51	to	17.51	108,632	0.70%	to	0.70%	—	to	—	6.08%	to	6.08%
Invesco Technology Fund
2019	37,304	24.03	to	28.43	914,822	0.35%	to	1.25%	—	to	—	33.92%	to	35.13%
2018	36,930	17.95	to	21.04	688,069	0.35%	to	1.25%	—	to	—	(1.91)%	to	(1.02)%
2017	30,902	18.30	to	21.25	578,885	0.35%	to	1.25%	—	to	—	33.10%	to	34.30%
2016	23,214	13.75	to	15.83	325,544	0.35%	to	1.25%	—	to	—	(2.26)%	to	(1.38)%
2015	23,459	14.06	to	16.05	345,425	0.35%	to	1.25%	—	to	—	5.35%	to	6.34%
Ivy Natural Resources Fund
2019	156,362	5.92	to	7.13	959,052	—	to	1.25%	2.17%	to	2.31%	8.29%	to	9.65%
2018	171,242	5.40	to	6.59	973,056	—	to	1.25%	0.22%	to	0.23%	(24.52)%	to	(23.57)%
2017	187,183	7.06	to	8.73	1,427,348	—	to	1.25%	—	to	—	1.93%	to	3.21%
2016	209,511	5.50	to	8.56	1,540,499	0.35%	to	1.25%	0.32%	to	0.35%	22.59%	to	23.70%
2015	215,409	4.45	to	6.98	1,263,933	0.35%	to	1.25%	—	to	—	(23.16)%	to	(22.54)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Ivy Large Cap Growth Fund
2019	20,244	$30.70	to	$34.92	$670,365	0.35%	to	1.25%	—	to	—	34.77%	to	35.99%
2018	27,465	22.58	to	25.91	662,605	0.35%	to	1.25%	—	to	—	0.86%	to	1.78%
2017	28,708	22.18	to	25.69	679,600	0.35%	to	1.25%	—	to	—	27.55%	to	28.70%
2016	33,147	17.24	to	20.14	612,550	0.35%	to	1.25%	—	to	—	(0.06)%	to	0.85%
2015	30,293	17.09	to	20.15	554,888	0.35%	to	1.25%	—	to	—	5.56%	to	6.56%
Ivy Science & Technology Fund
2019	40,534	39.94	to	43.91	1,687,510	0.50%	to	1.25%	—	to	—	48.35%	to	49.47%
2018	39,328	26.92	to	29.38	1,101,652	0.50%	to	1.25%	—	to	—	(6.29)%	to	(5.58)%
2017	51,871	28.73	to	29.12	1,552,868	0.15%	to	1.25%	—	to	—	31.16%	to	32.61%
2016	56,557	21.90	to	23.55	1,285,185	0.50%	to	1.25%	—	to	—	0.48%	to	1.23%
2015	58,072	21.61	to	21.80	1,306,363	0.15%	to	1.25%	—	to	—	(4.31)%	to	(3.25)%
Ivy Asset Strategy Fund
2019	19,346	18.32	to	19.86	356,318	0.50%	to	1.25%	2.14%	to	2.24%	20.21%	to	21.11%
2018	28,590	15.24	to	16.40	444,629	0.50%	to	1.25%	1.13%	to	1.53%	(6.63)%	to	(5.92)%
2017	28,832	16.32	to	17.43	480,159	0.50%	to	1.25%	0.13%	to	1.07%	16.99%	to	17.87%
2016	94,157	13.95	to	15.38	1,367,410	—	to	1.25%	—	to	—	(6.58)%	to	(5.41)%
2015	97,353	14.93	to	16.26	1,503,239	—	to	1.25%	0.20%	to	0.23%	(9.56)%	to	(8.44)%
Janus Henderson Forty Portfolio
2019	69,594	39.97	to	41.61	2,895,720	—	to	0.70%	0.15%	to	0.15%	36.20%	to	37.16%
2018	80,383	29.14	to	30.55	2,455,623	—	to	0.70%	—	to	—	1.27%	to	1.98%
2017	81,016	28.58	to	30.17	2,443,939	—	to	0.70%	—	to	—	29.41%	to	30.31%
2016	84,041	23.31	to	23.31	1,959,219	0.70%	to	0.70%	—	to	—	1.48%	to	1.48%
2015	95,240	22.97	to	22.97	2,187,837	0.70%	to	0.70%	—	to	—	11.46%	to	11.46%
Janus Henderson Global Research Portfolio
2019	13,719	21.32	to	24.94	293,095	—	to	0.70%	0.99%	to	1.01%	28.14%	to	29.04%
2018	15,065	16.64	to	19.32	251,088	—	to	0.70%	1.11%	to	1.14%	(7.52)%	to	(6.87)%
2017	17,892	17.99	to	20.75	322,348	—	to	0.70%	0.25%	to	0.80%	26.14%	to	27.03%
2016	20,455	14.26	to	14.26	291,701	0.70%	to	0.70%	1.06%	to	1.06%	1.36%	to	1.36%
2015	23,940	14.07	to	14.07	336,829	0.70%	to	0.70%	0.67%	to	0.67%	(2.97)%	to	(2.97)%
Janus Henderson Enterprise Portfolio
2019	2,387	42.40	to	42.97	101,248	—	to	0.70%	0.19%	to	0.20%	34.54%	to	35.49%
2018	3,289	31.51	to	31.71	103,666	—	to	0.70%	0.17%	to	0.24%	(1.11)%	to	(0.41)%
2017	13,142	31.84	to	31.87	418,777	—	to	0.70%	—	to	0.25%	26.53%	to	27.42%
2016	11,687	25.18	to	25.18	294,335	0.70%	to	0.70%	0.15%	to	0.15%	11.58%	to	11.58%
2015	12,438	22.57	to	22.57	280,733	0.70%	to	0.70%	1.24%	to	1.24%	3.30%	to	3.30%
Janus Henderson Balanced Portfolio
2019	16,884	27.97	to	27.97	472,225	0.70%	to	0.70%	1.90%	to	1.90%	21.73%	to	21.73%
2018	17,951	22.98	to	22.98	412,426	0.70%	to	0.70%	2.12%	to	2.12%	(0.02)%	to	(0.02)%
2017	16,533	22.98	to	22.98	379,939	0.70%	to	0.70%	1.61%	to	1.61%	17.61%	to	17.61%
2016	17,267	19.54	to	19.54	337,412	0.70%	to	0.70%	2.09%	to	2.09%	3.87%	to	3.87%
2015	23,920	18.81	to	18.81	449,975	0.70%	to	0.70%	1.58%	to	1.58%	(0.10)%	to	(0.10)%
Janus Henderson Overseas Portfolio
2019	15,456	11.03	to	13.96	214,773	—	to	0.70%	1.93%	to	1.93%	26.13%	to	27.02%
2018	16,409	8.68	to	11.07	180,803	—	to	0.70%	1.50%	to	1.76%	(15.54)%	to	(14.94)%
2017	23,230	10.21	to	13.11	303,438	—	to	0.70%	1.78%	to	2.05%	30.21%	to	31.12%
2016	17,440	7.79	to	10.07	173,431	—	to	0.70%	4.68%	to	4.78%	(7.10)%	to	(6.45)%
2015	20,349	8.32	to	10.84	218,168	—	to	0.70%	0.59%	to	0.60%	(9.25)%	to	(8.63)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Janus Henderson Flexible Bond Fund
2019	2,357	$14.68	to	$14.68	$34,597	0.50%	to	0.50%	1.03%	to	2.65%	8.57%	to	16.58%
2018	2,249	12.59	to	13.52	29,976	0.50%	to	1.25%	2.72%	to	2.73%	(2.54)%	to	(1.81)%
2017	2,246	12.92	to	13.77	30,537	0.50%	to	1.25%	2.57%	to	2.57%	1.93%	to	2.69%
2016	1,802	12.67	to	13.41	23,825	0.50%	to	1.25%	1.72%	to	2.34%	0.90%	to	1.66%
2015	1,757	13.19	to	13.19	23,171	0.50%	to	0.50%	2.25%	to	2.25%	(0.69)%	to	(0.69)%
Janus Henderson Forty Fund
2019	175,411	46.99	to	58.75	7,142,367	—	to	1.25%	—	to	—	34.61%	to	36.30%
2018	186,660	34.91	to	43.10	5,570,942	—	to	1.25%	—	to	—	(0.22)%	to	1.04%
2017	212,385	34.98	to	42.65	6,265,461	—	to	1.25%	—	to	—	27.50%	to	29.10%
2016	256,572	19.11	to	27.44	5,560,346	0.35%	to	1.25%	—	to	—	0.21%	to	1.12%
2015	269,318	18.90	to	27.38	5,747,997	0.35%	to	1.25%	—	to	—	10.84%	to	11.84%
Janus Henderson Balanced Fund
2019	93,210	24.24	to	26.22	2,409,412	0.50%	to	1.25%	1.08%	to	1.60%	15.86%	to	20.58%
2018	144,037	20.10	to	22.63	3,097,454	—	to	1.25%	1.29%	to	1.38%	(0.99)%	to	0.26%
2017	140,230	20.30	to	22.57	3,018,011	—	to	1.25%	1.57%	to	1.65%	16.59%	to	18.05%
2016	148,318	17.41	to	19.12	2,706,936	—	to	1.25%	1.82%	to	1.87%	2.91%	to	4.20%
2015	129,474	16.92	to	18.35	2,288,895	—	to	1.25%	1.28%	to	1.31%	(1.05)%	to	0.22%
Janus Henderson Enterprise Fund
2019	29,024	45.39	to	49.10	1,363,009	0.50%	to	1.25%	—	to	—	(53.81)%	to	33.05%
2018	38,165	34.12	to	106.30	1,403,572	—	to	1.25%	—	to	—	(7.23)%	to	(2.53)%
2017	47,694	35.00	to	114.58	1,770,538	—	to	1.25%	—	to	—	23.78%	to	24.47%
2016	52,005	28.12	to	92.57	1,535,454	—	to	1.25%	—	to	—	9.81%	to	10.25%
2015	39,833	25.51	to	26.78	1,035,851	0.50%	to	1.25%	0.08%	to	0.10%	1.75%	to	2.52%
Janus Henderson Overseas Fund
2019	140,182	11.38	to	12.97	1,693,803	—	to	1.25%	—	to	1.37%	25.14%	to	26.71%
2018	158,980	9.09	to	10.24	1,530,297	—	to	1.25%	0.55%	to	0.58%	(16.65)%	to	(15.60)%
2017	170,168	10.91	to	12.13	1,949,705	—	to	1.25%	—	to	1.53%	29.28%	to	30.90%
2016	187,259	8.44	to	9.03	1,648,498	0.35%	to	1.25%	0.79%	to	0.92%	(8.33)%	to	(7.51)%
2015	205,564	9.20	to	9.76	1,966,900	0.35%	to	1.25%	3.12%	to	3.27%	(9.94)%	to	(9.15)%
Janus Henderson Global Research Fund
2019	9,937	15.63	to	25.98	192,337	0.35%	to	1.25%	0.73%	to	0.90%	26.87%	to	28.02%
2018	11,598	12.21	to	20.48	172,793	0.35%	to	1.25%	0.51%	to	0.52%	(8.39)%	to	(7.55)%
2017	15,626	13.21	to	22.36	276,164	0.35%	to	1.25%	0.22%	to	0.32%	24.88%	to	26.00%
2016	19,498	10.48	to	17.90	263,146	0.35%	to	1.25%	0.41%	to	0.46%	0.37%	to	1.27%
2015	26,089	10.35	to	17.84	323,796	0.35%	to	1.25%	0.28%	to	0.65%	(3.74)%	to	(2.91)%
Janus Henderson Mid Cap Value Fund
2019	41,771	26.21	to	29.89	1,169,668	—	to	1.25%	—	to	0.66%	28.23%	to	29.85%
2018	43,187	20.44	to	23.02	939,160	—	to	1.25%	0.42%	to	0.46%	(14.66)%	to	(13.58)%
2017	41,736	23.95	to	26.63	1,058,257	—	to	1.25%	0.09%	to	0.11%	12.25%	to	13.65%
2016	22,069	21.34	to	22.15	478,423	0.75%	to	1.25%	0.57%	to	0.58%	16.96%	to	17.55%
2015	19,201	18.24	to	19.59	355,015	0.15%	to	1.25%	0.00%	to	1.02%	(5.27)%	to	(4.23)%
PGIM Jennison Natural Resources Fund, Inc.
2019	59,790	6.18	to	6.83	402,188	—	to	1.25%	—	to	0.96%	(75.34)%	to	15.06%
2018	82,540	5.37	to	27.70	479,224	—	to	1.25%	1.20%	to	2.20%	(28.74)%	to	240.88%
2017	86,530	7.54	to	8.13	697,171	—	to	1.25%	—	to	—	3.66%	to	4.96%
2016	93,009	7.28	to	7.74	716,124	—	to	1.25%	1.28%	to	1.36%	32.56%	to	34.22%
2015	91,409	5.49	to	5.77	526,194	—	to	1.25%	—	to	—	(30.26)%	to	(18.00)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
PGIM Jennison Mid-Cap Growth Fund, Inc.
2019	15,574	$43.45	to	$47.89	$708,315	0.35%	to	1.25%	—	to	—	35.45%	to	36.68%
2018	18,105	32.08	to	35.04	608,274	0.35%	to	1.25%	—	to	—	(9.60)%	to	(8.77)%
2017	25,321	35.48	to	38.41	945,344	0.35%	to	1.25%	—	to	—	20.76%	to	21.85%
2016	27,811	29.38	to	31.52	853,898	0.35%	to	1.25%	—	to	—	2.55%	to	3.47%
2015	26,642	28.65	to	30.88	793,283	0.15%	to	1.25%	—	to	—	(3.92)%	to	(2.85)%
PGIM Jennison 20/20 Focus Fund
2019	4,263	41.59	to	45.10	184,367	0.50%	to	1.25%	0.07%	to	0.25%	26.96%	to	27.92%
2018	6,943	32.75	to	35.26	232,380	0.50%	to	1.25%	0.29%	to	0.30%	(6.32)%	to	(5.61)%
2017	7,698	34.96	to	37.35	274,867	0.50%	to	1.25%	—	to	—	25.02%	to	25.96%
2016	12,113	27.97	to	29.66	348,498	0.50%	to	1.25%	—	to	—	1.88%	to	2.65%
2015	12,321	27.45	to	28.89	346,948	0.50%	to	1.25%	—	to	—	3.20%	to	3.96%
JPMorgan Large Cap Growth Fund
2019	305	26.09	to	26.09	7,955	1.25%	to	1.25%	—	to	—	35.38%	to	37.01%
2018	4,877	19.04	to	19.27	93,914	1.05%	to	1.25%	—	to	—	(1.20)%	to	(1.00)%
2017	5,246	19.27	to	19.46	102,053	1.05%	to	1.25%	—	to	—	36.01%	to	36.28%
2016	4,890	14.28	to	14.28	69,846	1.05%	to	1.05%	—	to	—	(3.18)%	to	(3.18)%
2015	4,818	14.75	to	14.75	71,079	1.05%	to	1.05%	—	to	—	4.63%	to	4.63%
JPMorgan Core Bond Fund
2019	337,619	13.53	to	15.49	5,135,087	—	to	1.25%	2.51%	to	2.57%	6.72%	to	8.06%
2018	239,908	12.67	to	14.33	3,362,947	—	to	1.25%	2.54%	to	2.59%	(1.30)%	to	(0.06)%
2017	259,562	12.84	to	14.34	3,659,368	—	to	1.25%	2.41%	to	2.43%	2.27%	to	3.55%
2016	207,389	12.56	to	13.85	2,829,027	—	to	1.25%	2.22%	to	2.24%	0.83%	to	2.10%
2015	186,199	12.45	to	13.56	2,487,251	—	to	1.25%	2.27%	to	2.35%	(0.76)%	to	0.54%
JPMorgan Small Cap Equity Fund
2019	1,155	50.55	to	55.72	60,031	0.35%	to	1.25%	—	to	0.32%	26.51%	to	27.65%
2018	1,070	39.96	to	43.65	43,876	0.35%	to	1.25%	0.06%	to	0.09%	(10.37)%	to	(9.56)%
2017	1,467	44.58	to	48.26	67,303	0.35%	to	1.25%	0.22%	to	0.23%	13.86%	to	14.88%
2016	1,434	39.16	to	42.01	57,608	0.35%	to	1.25%	0.16%	to	0.31%	20.26%	to	21.35%
2015	1,411	32.56	to	34.62	46,606	0.35%	to	1.25%	0.32%	to	0.33%	(3.07)%	to	(2.18)%
JPMorgan Small Cap Growth Fund
2019	12,428	65.53	to	71.07	828,739	0.50%	to	1.25%	—	to	—	35.40%	to	36.42%
2018	12,630	48.40	to	52.10	621,139	0.50%	to	1.25%	—	to	—	(6.01)%	to	(5.30)%
2017	11,212	51.49	to	56.73	585,891	0.15%	to	1.25%	—	to	—	39.38%	to	40.92%
2016	11,952	36.94	to	39.17	445,798	0.50%	to	1.25%	—	to	—	6.46%	to	7.26%
2015	10,348	34.70	to	37.40	362,347	0.15%	to	1.25%	—	to	—	(3.37)%	to	(2.29)%
JPMorgan Small Cap Value Fund
2019	8,907	41.49	to	47.50	402,228	—	to	1.25%	0.96%	to	1.06%	17.35%	to	18.82%
2018	9,077	35.36	to	39.98	345,038	—	to	1.25%	0.71%	to	0.78%	(15.34)%	to	(14.27)%
2017	8,389	41.77	to	46.63	373,754	—	to	1.25%	0.63%	to	0.64%	1.62%	to	2.89%
2016	7,141	41.10	to	45.32	311,192	—	to	1.25%	0.32%	to	0.64%	28.26%	to	29.86%
2015	22,238	32.05	to	34.90	769,263	—	to	1.25%	0.86%	to	1.05%	(8.95)%	to	(7.79)%
JPMorgan U.S. Equity Fund
2019	25,938	29.88	to	33.79	798,006	—	to	1.25%	0.33%	to	0.70%	29.97%	to	151.77%
2018	50,927	13.42	to	22.99	1,245,220	—	to	1.25%	0.68%	to	0.80%	(17.36)%	to	(7.46)%
2017	69,973	16.24	to	24.84	1,848,789	—	to	1.25%	0.73%	to	0.76%	11.62%	to	19.63%
2016	73,556	20.77	to	22.62	1,620,515	—	to	1.25%	0.81%	to	0.89%	9.12%	to	10.49%
2015	77,235	19.03	to	20.47	1,552,547	—	to	1.25%	0.77%	to	0.81%	(0.78)%	to	0.45%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
JPMorgan SmartRetirement 2020 Fund
2019	342,833	$15.62	to	$17.45	$5,569,206	—	to	1.25%	1.09%	to	2.55%	(0.67)%	to	14.06%
2018	455,592	13.69	to	17.57	6,550,260	—	to	1.25%	2.61%	to	2.76%	(10.95)%	to	(6.75)%
2017	473,980	14.68	to	19.73	7,245,610	—	to	1.25%	1.81%	to	2.28%	9.25%	to	12.32%
2016	444,833	13.07	to	14.07	5,973,984	—	to	1.25%	2.30%	to	2.49%	4.27%	to	5.58%
2015	362,306	12.54	to	13.33	4,634,534	—	to	1.25%	1.66%	to	2.23%	(2.20)%	to	(0.98)%
JPMorgan SmartRetirement 2025 Fund
2019	510,095	16.54	to	18.48	8,713,640	—	to	1.25%	0.86%	to	2.41%	7.07%	to	16.70%
2018	533,884	14.17	to	17.26	7,819,330	—	to	1.25%	2.42%	to	3.67%	(11.62)%	to	(7.98)%
2017	539,559	15.40	to	19.53	8,546,285	—	to	1.25%	2.01%	to	2.02%	11.60%	to	14.55%
2016	519,230	13.44	to	14.47	7,149,138	—	to	1.25%	2.01%	to	2.06%	4.57%	to	5.88%
2015	442,017	12.86	to	13.67	5,790,688	—	to	1.25%	1.90%	to	2.04%	(2.38)%	to	(1.19)%
JPMorgan SmartRetirement 2030 Fund
2019	442,585	17.29	to	19.32	8,024,201	—	to	1.25%	0.60%	to	2.26%	3.85%	to	18.89%
2018	535,177	14.54	to	18.60	8,296,328	—	to	1.25%	2.31%	to	2.37%	(12.96)%	to	(8.99)%
2017	566,778	15.98	to	21.37	9,493,663	—	to	1.25%	1.69%	to	1.97%	13.91%	to	17.19%
2016	549,121	13.63	to	14.67	7,778,627	—	to	1.25%	1.91%	to	2.51%	4.56%	to	5.88%
2015	430,883	13.04	to	13.86	5,729,070	—	to	1.25%	1.99%	to	2.28%	(2.78)%	to	(1.57)%
JPMorgan SmartRetirement 2035 Fund
2019	297,252	17.86	to	19.95	5,506,462	—	to	1.25%	0.50%	to	2.01%	11.17%	to	20.68%
2018	337,707	14.80	to	17.95	5,202,071	—	to	1.25%	2.12%	to	2.49%	(13.66)%	to	(10.17)%
2017	309,189	16.47	to	20.79	5,268,564	—	to	1.25%	1.74%	to	1.84%	15.63%	to	18.67%
2016	273,089	13.88	to	14.94	3,903,757	—	to	1.25%	1.76%	to	2.09%	4.83%	to	6.15%
2015	236,467	13.24	to	14.07	3,219,591	—	to	1.25%	1.83%	to	1.87%	(2.93)%	to	(1.71)%
JPMorgan SmartRetirement 2040 Fund
2019	290,340	18.32	to	20.48	5,547,066	—	to	1.25%	—	to	0.32%	6.59%	to	22.20%
2018	406,670	14.99	to	19.21	6,420,938	—	to	1.25%	1.94%	to	2.32%	(14.70)%	to	(10.87)%
2017	451,463	16.82	to	22.52	7,923,024	—	to	1.25%	1.79%	to	1.91%	16.81%	to	20.06%
2016	388,086	14.01	to	15.08	5,616,147	—	to	1.25%	2.05%	to	2.14%	5.21%	to	6.53%
2015	256,475	13.32	to	14.16	3,513,239	—	to	1.25%	2.15%	to	2.38%	(3.13)%	to	(1.88)%
JPMorgan SmartRetirement 2045 Fund
2019	222,483	18.43	to	20.60	4,229,039	—	to	1.25%	0.24%	to	1.84%	12.37%	to	22.94%
2018	236,962	14.99	to	18.33	3,689,674	—	to	1.25%	2.28%	to	2.62%	(14.43)%	to	(11.15)%
2017	203,740	16.87	to	21.42	3,553,275	—	to	1.25%	1.35%	to	1.95%	17.24%	to	20.25%
2016	194,720	14.03	to	15.10	2,807,659	—	to	1.25%	1.48%	to	1.74%	5.22%	to	6.54%
2015	198,040	13.34	to	14.18	2,703,313	—	to	1.25%	1.85%	to	2.02%	(3.01)%	to	(1.76)%
JPMorgan SmartRetirement 2050 Fund
2019	179,383	18.41	to	20.57	3,434,363	—	to	1.25%	—	to	—	12.06%	to	22.97%
2018	186,801	14.97	to	18.36	2,907,745	—	to	1.25%	2.04%	to	2.51%	(14.17)%	to	(11.17)%
2017	183,962	16.85	to	21.39	3,197,013	—	to	1.25%	1.52%	to	1.57%	17.33%	to	20.29%
2016	194,373	14.01	to	15.08	2,784,307	—	to	1.25%	2.07%	to	2.37%	5.15%	to	6.47%
2015	116,362	13.32	to	14.16	1,586,288	—	to	1.25%	1.98%	to	2.21%	(3.03)%	to	(1.78)%
JPMorgan SmartRetirement Income Fund
2019	140,340	13.89	to	15.53	2,041,315	—	to	1.25%	1.12%	to	2.68%	(7.25)%	to	12.55%
2018	195,034	12.34	to	16.74	2,509,469	—	to	1.25%	2.56%	to	3.10%	(5.90)%	to	17.09%
2017	205,203	13.12	to	14.30	2,785,420	—	to	1.25%	2.25%	to	2.78%	9.51%	to	10.88%
2016	78,857	11.98	to	12.89	978,827	—	to	1.25%	1.44%	to	2.77%	3.67%	to	4.97%
2015	68,984	11.56	to	11.56	809,399	1.25%	to	1.25%	2.10%	to	2.10%	(2.49)%	to	(2.49)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
JPMorgan SmartRetirement 2055 Fund
2019	97,687	$18.23	to	$20.08	$1,834,309	—	to	1.25%	0.28%	to	1.92%	(2.92)%	to	23.01%
2018	86,343	14.82	to	20.68	1,311,024	—	to	1.25%	2.36%	to	2.46%	(13.40)%	to	(11.10)%
2017	66,297	16.67	to	23.88	1,131,155	—	to	1.25%	1.94%	to	2.19%	17.69%	to	20.18%
2016	38,801	13.87	to	14.71	548,239	—	to	1.25%	1.10%	to	2.30%	5.22%	to	6.54%
2015	25,290	13.18	to	13.81	344,647	—	to	1.25%	3.25%	to	3.99%	(3.00)%	to	(1.78)%
Keeley Small Cap Value Fund+
2019	—	15.20	to	19.06	—	—	to	1.25%	0.39%	to	0.39%	—	to	—
2018	55,099	15.29	to	17.80	976,208	—	to	1.25%	0.20%	to	0.22%	(19.54)%	to	(18.52)%
2017	65,407	19.00	to	21.84	1,432,203	—	to	1.25%	0.18%	to	0.71%	3.36%	to	4.65%
2016	75,769	18.38	to	33.35	1,573,223	—	to	1.25%	0.43%	to	0.52%	12.75%	to	17.47%
2015	90,096	15.65	to	29.58	1,608,260	—	to	1.25%	—	to	—	(22.81)%	to	(12.61)%
Loomis Sayles Bond Fund
2019	165,248	20.67	to	23.67	3,848,732	—	to	1.25%	3.31%	to	3.32%	9.66%	to	11.04%
2018	170,970	18.85	to	21.32	3,594,216	—	to	1.25%	2.81%	to	2.81%	(4.59)%	to	(3.39)%
2017	176,236	19.76	to	22.06	3,841,558	—	to	1.25%	3.11%	to	3.25%	5.59%	to	6.92%
2016	179,951	18.71	to	20.63	3,648,925	—	to	1.25%	1.65%	to	1.66%	6.83%	to	8.17%
2015	186,740	17.52	to	19.08	3,503,069	—	to	1.25%	2.71%	to	4.03%	(8.48)%	to	(7.31)%
LKCM Aquinas Catholic Equity Fund
2019	6,194	25.84	to	25.84	160,076	1.05%	to	1.05%	—	to	0.51%	27.52%	to	29.79%
2018	5,176	19.91	to	20.26	103,065	0.85%	to	1.05%	—	to	0.40%	(8.93)%	to	(8.75)%
2017	5,650	21.52	to	22.82	123,256	0.50%	to	1.25%	—	to	0.30%	19.29%	to	20.19%
2016	26,923	18.04	to	18.99	502,754	0.50%	to	1.25%	0.21%	to	0.25%	8.16%	to	8.97%
2015	18,184	16.68	to	17.07	307,171	0.85%	to	1.25%	0.24%	to	0.60%	(7.19)%	to	(4.47)%
Lord Abbett Affiliated Fund
2019	23,303	18.84	to	20.08	457,148	0.50%	to	1.25%	1.19%	to	2.13%	9.89%	to	23.49%
2018	24,591	16.26	to	17.14	389,002	0.15%	to	1.25%	1.98%	to	2.12%	(8.75)%	to	4.41%
2017	27,665	16.42	to	17.82	471,171	0.50%	to	1.25%	2.19%	to	2.22%	14.63%	to	15.54%
2016	33,953	14.21	to	16.06	501,446	0.50%	to	1.25%	1.58%	to	2.54%	15.89%	to	16.76%
2015	52,646	12.17	to	13.86	658,787	0.50%	to	1.25%	2.09%	to	2.34%	(5.42)%	to	(4.70)%
Lord Abbett Fundamental Equity Fund
2019	76,593	22.80	to	33.10	2,484,812	—	to	1.25%	1.32%	to	1.49%	20.97%	to	22.76%
2018	94,695	18.85	to	26.97	2,740,664	—	to	1.25%	0.85%	to	1.35%	(9.76)%	to	(8.45)%
2017	136,160	20.89	to	29.46	3,938,078	—	to	1.25%	0.91%	to	1.25%	11.37%	to	12.97%
2016	159,521	23.15	to	26.08	4,289,199	—	to	1.25%	1.58%	to	1.59%	14.31%	to	15.74%
2015	163,088	20.26	to	22.53	3,870,390	—	to	1.25%	1.31%	to	1.33%	(4.36)%	to	(3.14)%
Lord Abbett Bond Debenture Fund
2019	119,102	20.40	to	21.27	2,381,542	—	to	1.25%	2.19%	to	4.09%	13.40%	to	13.45%
2018	124,908	17.98	to	18.76	2,222,576	—	to	1.25%	4.29%	to	4.44%	(5.21)%	to	(3.79)%
2017	131,544	18.97	to	19.50	2,438,132	—	to	1.25%	0.08%	to	4.22%	7.83%	to	9.21%
2016	158,332	17.20	to	17.78	2,691,499	0.35%	to	1.25%	4.73%	to	4.74%	10.98%	to	11.99%
2015	149,998	15.36	to	16.02	2,286,319	0.35%	to	1.25%	4.41%	to	4.46%	(2.96)%	to	(2.04)%
Lord Abbett Growth Opportunities Fund
2019	5,639	25.86	to	28.41	149,043	0.50%	to	1.25%	—	to	—	35.05%	to	36.07%
2018	9,394	19.15	to	20.88	186,817	0.50%	to	1.25%	—	to	—	(4.57)%	to	(3.85)%
2017	10,144	21.71	to	23.19	201,958	0.50%	to	1.25%	—	to	—	21.12%	to	22.23%
2016	9,747	17.76	to	19.15	160,410	0.50%	to	1.25%	—	to	—	(0.41)%	to	0.54%
2015	9,454	17.67	to	19.23	151,206	0.50%	to	1.25%	—	to	—	1.19%	to	2.18%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Lord Abbett Calibrated Dividend Growth Fund
2019	9,403	$25.65	to	$76.19	$222,158	0.50%	to	1.25%	1.39%	to	1.65%	24.70%	to	310.64%
2018	10,015	18.55	to	20.57	181,402	0.75%	to	1.25%	1.35%	to	1.60%	(6.10)%	to	(5.44)%
2017	9,301	19.62	to	21.90	178,293	0.75%	to	1.25%	1.26%	to	1.48%	17.36%	to	18.20%
2016	9,572	18.66	to	19.47	155,448	0.85%	to	1.25%	1.67%	to	1.67%	13.47%	to	13.92%
2015	10,097	16.45	to	17.09	143,634	0.85%	to	1.25%	1.47%	to	1.61%	(3.76)%	to	(3.40)%
Lord Abbett Total Return Fund
2019	345,562	15.52	to	18.06	6,127,661	—	to	1.25%	2.67%	to	2.90%	6.80%	to	8.33%
2018	339,038	14.53	to	16.67	5,551,684	—	to	1.25%	3.07%	to	3.30%	(2.39)%	to	(0.92)%
2017	358,183	14.89	to	16.83	5,904,584	—	to	1.25%	2.36%	to	2.59%	2.18%	to	3.82%
2016	325,094	14.57	to	16.21	5,168,988	—	to	1.25%	2.53%	to	2.75%	2.49%	to	4.04%
2015	170,596	14.21	to	15.58	2,582,645	—	to	1.25%	0.65%	to	2.65%	(2.10)%	to	(1.40)%
Lord Abbett Developing Growth Fund
2019	32,452	33.95	to	35.59	967,366	0.35%	to	1.25%	—	to	—	30.09%	to	31.45%
2018	36,500	25.83	to	27.36	841,277	0.35%	to	1.25%	—	to	—	3.63%	to	4.72%
2017	54,602	24.48	to	26.40	1,217,472	—	to	1.25%	—	to	—	28.32%	to	29.92%
2016	62,731	18.84	to	20.58	1,085,629	—	to	1.25%	—	to	—	(3.89)%	to	(2.71)%
2015	86,909	19.37	to	21.41	1,590,686	—	to	1.25%	—	to	—	(10.01)%	to	(8.90)%
Lord Abbett International Equity Inv Opt
2019	36,866	10.89	to	12.94	389,534	0.35%	to	1.25%	1.64%	to	1.70%	19.92%	to	21.01%
2018	34,175	9.00	to	10.79	297,870	0.35%	to	1.25%	0.30%	to	1.76%	(19.24)%	to	(18.51)%
2017	31,981	11.04	to	13.36	344,487	0.35%	to	1.25%	0.10%	to	2.25%	23.56%	to	24.67%
2016	29,097	8.86	to	10.81	264,228	0.35%	to	1.25%	2.30%	to	2.88%	(3.05)%	to	(2.18)%
2015	26,438	9.05	to	11.15	239,690	0.35%	to	1.25%	0.82%	to	1.58%	(3.96)%	to	(3.05)%
Lord Abbett Value Opportunities Fund
2019	138,097	22.75	to	25.73	3,100,910	—	to	1.25%	0.33%	to	0.35%	21.33%	to	22.86%
2018	178,043	18.75	to	20.94	3,301,217	—	to	1.25%	0.04%	to	0.04%	(12.96)%	to	(11.86)%
2017	206,974	21.54	to	23.76	4,300,489	—	to	1.25%	—	to	—	8.79%	to	10.15%
2016	215,247	19.80	to	21.57	4,015,196	—	to	1.25%	—	to	—	14.95%	to	16.39%
2015	215,035	17.23	to	18.53	3,490,106	—	to	1.25%	—	to	—	(4.08)%	to	(3.03)%
Clearbridge Value Trust
2019	11,180	17.47	to	21.50	242,677	—	to	1.25%	0.25%	to	0.26%	25.37%	to	26.94%
2018	12,703	13.76	to	17.15	219,780	—	to	1.25%	0.39%	to	0.40%	(14.06)%	to	(12.98)%
2017	13,407	15.81	to	19.96	265,451	—	to	1.25%	—	to	0.17%	13.06%	to	14.48%
2016	16,984	17.65	to	81.20	323,601	—	to	1.25%	0.58%	to	0.63%	11.01%	to	11.77%
2015	17,793	15.90	to	72.65	301,662	—	to	1.25%	0.17%	to	0.18%	(4.90)%	to	(3.88)%
BMO Mid-Cap Value Fund
2019	48,235	10.29	to	11.42	532,070	—	to	0.85%	1.22%	to	1.27%	19.22%	to	20.24%
2018	62,384	8.56	to	9.58	577,967	—	to	0.85%	0.60%	to	0.84%	(25.31)%	to	(16.15)%
2017	68,386	11.46	to	11.42	783,515	0.35%	to	0.85%	0.41%	to	0.41%	(45.17)%	to	(33.18)%
2016	46,612	17.15	to	20.84	812,056	0.35%	to	0.85%	0.94%	to	0.96%	16.09%	to	16.67%
2015	52,116	14.70	to	17.95	775,355	0.35%	to	0.85%	0.38%	to	0.42%	(6.80)%	to	(6.31)%
MassMutual RetireSMARTSM by JPMorgan 2010 Fund+
2019	—	10.46	to	10.78	—	0.50%	to	1.25%	2.93%	to	3.05%	—	to	—
2018	4,934	10.49	to	10.87	53,249	0.50%	to	1.25%	3.88%	to	4.46%	(5.16)%	to	(4.44)%
2017	4,544	11.06	to	11.38	51,347	0.50%	to	1.25%	0.83%	to	1.80%	8.87%	to	9.69%
2016	5,141	10.16	to	10.37	52,872	0.50%	to	1.25%	2.91%	to	3.02%	4.08%	to	4.86%
2015	4,357	9.76	to	9.86	42,771	0.65%	to	1.25%	2.96%	to	3.28%	(3.61)%	to	(3.00)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Emerging Markets Debt Fund
2019	15,530	$15.32	to	$16.74	$248,394	0.35%	to	1.25%	0.49%	to	4.47%	12.40%	to	22.29%
2018	20,418	13.63	to	13.69	288,446	—	to	1.25%	3.36%	to	4.42%	(12.47)%	to	(6.47)%
2017	25,151	14.58	to	15.64	377,477	0.35%	to	1.25%	3.59%	to	4.25%	7.99%	to	8.96%
2016	35,152	13.50	to	14.21	486,818	0.50%	to	1.25%	4.55%	to	4.57%	7.95%	to	8.76%
2015	30,882	12.50	to	13.06	392,881	0.50%	to	1.25%	4.37%	to	4.37%	(2.09)%	to	(1.34)%
Massachusetts Investors Growth Stock Fund
2019	122,973	30.80	to	33.77	4,104,331	—	to	1.25%	0.29%	to	0.32%	38.17%	to	39.91%
2018	118,290	22.02	to	24.44	2,827,211	—	to	1.25%	0.90%	to	0.91%	(0.48)%	to	0.77%
2017	124,511	21.85	to	24.56	2,951,340	—	to	1.25%	0.86%	to	0.94%	27.10%	to	28.69%
2016	154,073	16.98	to	19.33	2,834,060	—	to	1.25%	0.69%	to	0.80%	4.85%	to	6.16%
2015	175,323	15.99	to	18.43	3,029,946	—	to	1.25%	0.87%	to	4.17%	(1.28)%	to	0.33%
MFS High Income Fund
2019	57,976	12.48	to	25.20	959,971	0.35%	to	1.25%	4.73%	to	4.74%	13.04%	to	14.06%
2018	59,840	10.94	to	22.30	855,051	0.35%	to	1.25%	4.79%	to	4.80%	(4.51)%	to	(3.65)%
2017	83,279	11.35	to	23.35	1,248,158	0.35%	to	1.25%	4.79%	to	4.80%	4.83%	to	5.78%
2016	88,729	10.73	to	22.27	1,225,091	0.35%	to	1.25%	5.55%	to	5.61%	12.02%	to	13.02%
2015	117,964	9.49	to	19.89	1,421,904	0.35%	to	1.25%	5.42%	to	5.43%	(5.04)%	to	(4.19)%
MFS International New Discovery Fund
2019	10,004	33.43	to	34.78	367,686	—	to	1.25%	1.07%	to	1.14%	19.44%	to	20.99%
2018	11,121	27.63	to	29.12	336,334	—	to	1.25%	0.57%	to	0.63%	(16.18)%	to	(11.78)%
2017	12,379	31.32	to	34.74	421,301	—	to	1.25%	0.88%	to	0.93%	28.48%	to	30.12%
2016	13,249	24.07	to	27.04	343,673	—	to	1.25%	1.27%	to	1.29%	(2.17)%	to	(1.02)%
2015	13,486	24.32	to	27.64	347,838	—	to	1.25%	0.30%	to	0.85%	1.20%	to	1.58%
MFS Mid Cap Growth Fund
2019	29,431	20.53	to	24.06	720,049	0.35%	to	1.25%	—	to	—	35.72%	to	36.95%
2018	32,111	14.99	to	17.73	575,592	0.35%	to	1.25%	—	to	—	(0.41)%	to	0.50%
2017	32,144	14.92	to	17.80	585,569	0.35%	to	1.25%	—	to	—	24.44%	to	25.56%
2016	34,835	11.88	to	14.31	497,021	0.35%	to	1.25%	—	to	—	3.03%	to	3.96%
2015	50,477	11.43	to	13.89	695,441	0.35%	to	1.25%	—	to	—	2.94%	to	3.88%
MFS New Discovery Fund
2019	164,315	22.06	to	24.65	4,042,264	—	to	1.25%	—	to	—	38.99%	to	40.74%
2018	150,129	15.87	to	17.51	2,622,141	—	to	1.25%	—	to	—	(2.85)%	to	(1.62)%
2017	147,298	16.33	to	17.80	2,616,039	—	to	1.25%	—	to	—	24.46%	to	26.02%
2016	150,370	13.12	to	14.13	2,116,760	—	to	1.25%	—	to	—	7.25%	to	8.60%
2015	188,187	12.24	to	13.01	2,442,303	—	to	1.25%	—	to	—	(3.34)%	to	(2.12)%
MFS Research International Fund
2019	198,689	11.56	to	12.84	2,433,824	0.35%	to	1.25%	1.54%	to	1.85%	26.03%	to	27.17%
2018	313,135	9.17	to	10.09	3,040,435	0.35%	to	1.25%	3.73%	to	3.94%	(15.26)%	to	(14.49)%
2017	344,511	10.82	to	11.80	3,905,482	0.35%	to	1.25%	1.07%	to	1.12%	26.50%	to	27.64%
2016	376,011	8.55	to	9.25	3,347,123	0.35%	to	1.25%	1.74%	to	1.75%	(2.37)%	to	(1.49)%
2015	336,515	8.76	to	9.39	3,056,578	0.35%	to	1.25%	1.45%	to	1.62%	(3.29)%	to	(2.41)%
MFS Total Return Fund
2019	110,452	19.77	to	19.96	2,129,966	—	to	1.25%	1.96%	to	2.00%	18.74%	to	20.24%
2018	174,713	16.60	to	16.65	2,851,501	—	to	1.25%	2.05%	to	2.05%	(6.97)%	to	(5.79)%
2017	190,465	17.62	to	17.89	3,323,149	—	to	1.25%	1.94%	to	1.97%	10.76%	to	12.15%
2016	190,312	15.71	to	16.16	2,953,169	—	to	1.25%	2.20%	to	2.20%	7.51%	to	8.85%
2015	182,374	14.44	to	15.03	2,609,789	—	to	1.25%	2.42%	to	2.47%	(1.65)%	to	(0.37)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS Utilities Fund
2019	219,044	$22.49	to	$26.32	$4,506,406	—	to	1.25%	—	to	2.56%	23.32%	to	24.87%
2018	231,261	18.01	to	21.34	3,808,393	—	to	1.25%	2.32%	to	2.47%	(0.42)%	to	0.84%
2017	262,062	17.86	to	21.43	4,256,499	—	to	1.25%	0.27%	to	2.23%	13.27%	to	14.69%
2016	331,380	9.84	to	35.85	4,721,516	0.35%	to	1.25%	3.46%	to	3.76%	10.02%	to	11.01%
2015	377,399	8.86	to	32.58	4,633,004	0.35%	to	1.25%	2.22%	to	2.24%	(15.83)%	to	(15.06)%
MFS Value Fund
2019	392,892	24.30	to	33.34	8,780,215	—	to	1.25%	1.82%	to	1.87%	28.12%	to	29.74%
2018	541,185	18.73	to	26.02	9,481,713	—	to	1.25%	1.61%	to	1.62%	(11.20)%	to	(10.09)%
2017	560,709	20.83	to	29.30	10,944,188	—	to	1.25%	1.32%	to	1.41%	15.99%	to	17.46%
2016	579,895	17.74	to	25.26	9,599,340	—	to	1.25%	1.87%	to	1.87%	12.45%	to	13.85%
2015	625,959	15.58	to	22.46	9,037,944	—	to	1.25%	1.84%	to	1.88%	(2.04)%	to	(0.77)%
MFS Total Return Bond Fund
2019	116,893	15.59	to	17.32	1,922,540	—	to	1.25%	—	to	2.92%	8.44%	to	9.80%
2018	159,894	14.38	to	15.77	2,457,938	—	to	1.25%	2.58%	to	2.60%	(2.61)%	to	(1.38)%
2017	179,721	14.77	to	15.99	2,829,047	—	to	1.25%	2.35%	to	2.38%	2.69%	to	3.98%
2016	112,802	14.38	to	15.38	1,685,760	—	to	1.25%	2.61%	to	2.68%	2.16%	to	3.44%
2015	85,815	14.07	to	14.87	1,239,050	—	to	1.25%	0.39%	to	2.74%	(1.85)%	to	(0.28)%
MFS Massachusetts Investors Trust
2019	18,987	45.54	to	52.14	930,858	—	to	1.25%	0.53%	to	0.65%	30.22%	to	31.86%
2018	24,420	34.97	to	39.54	927,630	—	to	1.25%	0.70%	to	0.90%	(6.50)%	to	(5.32)%
2017	32,974	37.40	to	41.76	1,296,852	—	to	1.25%	0.82%	to	0.97%	21.97%	to	23.50%
2016	40,369	30.67	to	33.81	1,285,544	—	to	1.25%	0.79%	to	0.99%	7.44%	to	8.78%
2015	58,412	28.54	to	31.08	1,760,123	—	to	1.25%	0.84%	to	0.90%	(0.99)%	to	0.27%
MFS International Growth Fund
2019	10,683	19.18	to	20.65	209,020	0.50%	to	1.25%	1.10%	to	1.10%	25.27%	to	32.50%
2018	7,594	15.31	to	15.58	117,187	1.05%	to	1.25%	0.93%	to	0.98%	(10.22)%	to	(10.04)%
2017	6,818	17.05	to	17.73	117,115	0.75%	to	1.25%	—	to	0.27%	30.47%	to	31.12%
2016	13,080	13.07	to	13.25	171,459	1.05%	to	1.25%	1.03%	to	1.09%	1.15%	to	1.35%
2015	9,035	12.92	to	13.07	117,025	1.05%	to	1.25%	0.92%	to	0.99%	(1.21)%	to	(1.03)%
MFS Core Equity Fund
2019	141,138	19.03	to	25.02	2,755,130	0.35%	to	1.25%	—	to	0.45%	31.08%	to	32.26%
2018	152,573	14.39	to	19.09	2,247,711	0.35%	to	1.25%	0.47%	to	0.50%	(5.31)%	to	(4.44)%
2017	178,828	15.06	to	20.16	2,764,528	0.35%	to	1.25%	0.52%	to	0.54%	22.92%	to	24.02%
2016	204,742	12.14	to	24.43	2,539,970	0.35%	to	1.25%	0.57%	to	0.63%	9.71%	to	10.71%
2015	248,985	10.97	to	22.27	2,778,208	0.35%	to	1.25%	0.51%	to	0.58%	(1.61)%	to	(0.76)%
MFS Government Securities Fund
2019	285,595	9.94	to	12.13	3,850,304	—	to	1.25%	2.12%	to	2.21%	3.87%	to	4.77%
2018	362,754	9.57	to	11.58	4,662,855	—	to	1.25%	0.81%	to	2.34%	(2.05)%	to	(0.98)%
2017	375,590	9.77	to	11.70	4,811,581	—	to	1.25%	0.70%	to	2.41%	(0.51)%	to	0.65%
2016	340,010	11.62	to	12.95	4,251,097	—	to	1.25%	2.22%	to	2.24%	(0.62)%	to	0.62%
2015	385,294	11.69	to	12.87	4,827,688	—	to	1.25%	1.96%	to	1.96%	(1.07)%	to	0.15%
MFS International Value Fund
2019	328,229	36.98	to	45.04	13,826,610	—	to	1.25%	0.87%	to	0.96%	20.72%	to	24.00%
2018	359,614	29.82	to	37.31	12,078,654	—	to	1.25%	1.19%	to	1.20%	(12.99)%	to	(10.35)%
2017	371,660	33.26	to	42.88	13,760,899	—	to	1.25%	1.20%	to	1.41%	23.61%	to	25.23%
2016	383,623	26.56	to	34.69	11,221,793	—	to	1.25%	1.45%	to	1.63%	2.21%	to	2.67%
2015	348,831	25.87	to	33.94	9,856,324	—	to	1.25%	1.23%	to	1.31%	3.19%	to	5.12%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS Technology Fund
2019	2,155	$76.21	to	$82.65	$172,816	0.50%	to	1.25%	—	to	—	34.07%	to	35.08%
2018	2,205	56.85	to	61.19	131,387	0.50%	to	1.25%	—	to	—	0.32%	to	3.34%
2017	2,452	56.66	to	59.22	144,835	0.75%	to	1.25%	—	to	—	36.73%	to	37.41%
2016	2,455	41.44	to	43.09	105,539	0.75%	to	1.25%	—	to	—	6.83%	to	7.36%
2015	2,332	38.79	to	40.14	93,419	0.75%	to	1.25%	—	to	—	9.00%	to	9.55%
MFS Core Equity Series
2019	793	16.49	to	16.49	13,077	0.70%	to	0.70%	0.23%	to	0.23%	32.26%	to	32.26%
2018	1,306	12.47	to	12.47	16,285	0.70%	to	0.70%	0.66%	to	0.66%	(4.51)%	to	(4.51)%
2017	1,346	13.05	to	13.05	17,574	0.70%	to	0.70%	0.97%	to	0.97%	23.96%	to	23.96%
2016	1,340	10.53	to	10.53	14,108	0.70%	to	0.70%	0.78%	to	0.78%	10.60%	to	10.60%
2015	1,217	9.52	to	9.52	11,585	0.70%	to	0.70%	0.37%	to	0.37%	(3.06)%	to	(3.06)%
MFS Utilities Series
2019	8,394	28.43	to	28.43	238,657	0.70%	to	0.70%	3.77%	to	3.77%	24.20%	to	24.20%
2018	9,656	22.89	to	22.89	221,056	0.70%	to	0.70%	1.06%	to	1.06%	0.35%	to	0.35%
2017	10,892	23.46	to	22.81	248,480	0.45%	to	0.70%	—	to	4.18%	14.03%	to	14.32%
2016	11,728	17.83	to	20.01	233,592	—	to	0.70%	3.65%	to	3.90%	10.70%	to	11.47%
2015	13,501	16.00	to	18.07	243,605	—	to	0.70%	4.14%	to	4.22%	(15.11)%	to	(14.54)%
MFS Growth Fund
2019	8,922	29.79	to	31.35	272,882	0.65%	to	1.25%	—	to	—	35.63%	to	36.45%
2018	10,925	21.96	to	22.97	245,012	0.65%	to	1.25%	—	to	—	1.06%	to	1.67%
2017	11,307	21.73	to	22.59	247,466	0.65%	to	1.25%	—	to	—	28.91%	to	29.69%
2016	10,012	16.86	to	17.42	169,931	0.65%	to	1.25%	—	to	—	0.94%	to	1.55%
2015	9,200	16.70	to	17.16	154,688	0.65%	to	1.25%	—	to	—	5.76%	to	6.43%
MFS High Yield Portfolio
2019	18,304	13.37	to	13.37	244,783	0.70%	to	0.70%	5.46%	to	5.46%	14.01%	to	14.01%
2018	12,193	11.73	to	11.73	143,020	0.70%	to	0.70%	5.65%	to	5.65%	(3.76)%	to	(3.76)%
2017	13,290	12.19	to	12.19	161,976	0.70%	to	0.70%	6.40%	to	6.40%	5.94%	to	5.94%
2016	11,889	11.50	to	11.50	136,773	0.70%	to	0.70%	6.79%	to	6.79%	13.03%	to	13.03%
2015	12,181	10.18	to	10.18	123,973	0.70%	to	0.70%	7.03%	to	7.03%	(4.88)%	to	(4.88)%
BlackRock Global Allocation Fund, Inc.
2019	381,607	17.98	to	18.61	6,548,997	—	to	1.25%	0.93%	to	1.15%	15.76%	to	17.21%
2018	518,063	15.34	to	16.08	7,662,627	—	to	1.25%	0.55%	to	0.56%	(8.78)%	to	(7.63)%
2017	594,988	16.61	to	17.62	9,578,532	—	to	1.25%	0.63%	to	0.87%	11.92%	to	13.32%
2016	647,750	14.66	to	15.75	9,396,766	—	to	1.25%	0.95%	to	0.97%	2.46%	to	3.75%
2015	620,102	14.13	to	15.37	8,723,282	—	to	1.25%	0.92%	to	0.97%	(2.30)%	to	(1.07)%
BlackRock Advantage Large Cap Core Fund
2019	3,403	22.11	to	23.97	74,962	0.35%	to	1.25%	1.53%	to	1.53%	27.22%	to	28.37%
2018	3,643	17.22	to	18.84	62,790	0.35%	to	1.25%	0.87%	to	1.03%	(6.77)%	to	(5.93)%
2017	3,587	18.31	to	20.21	66,233	0.35%	to	1.25%	0.86%	to	0.93%	20.22%	to	21.31%
2016	4,219	15.09	to	16.81	64,012	0.35%	to	1.25%	0.57%	to	0.74%	8.66%	to	9.64%
2015	5,049	13.76	to	15.47	70,421	0.35%	to	1.25%	0.32%	to	0.37%	(1.15)%	to	(0.25)%
BlackRock Advantage U.S. Total Market Fund
2019	1,660	22.02	to	22.02	36,541	1.25%	to	1.25%	0.75%	to	0.75%	26.98%	to	26.98%
2018	4,495	17.34	to	17.34	77,953	1.25%	to	1.25%	1.47%	to	1.47%	(7.82)%	to	(7.82)%
2017	4,182	18.81	to	18.81	78,662	1.25%	to	1.25%	0.05%	to	0.05%	7.40%	to	7.40%
2016	4,482	17.51	to	17.51	78,505	1.25%	to	1.25%	—	to	—	21.88%	to	21.88%
2015	4,038	14.37	to	14.37	58,028	1.25%	to	1.25%	2.99%	to	2.99%	(8.12)%	to	(8.12)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
BlackRock Mid Cap Dividend Fund
2019	64,948	$24.96	to	$24.99	$1,525,057	0.35%	to	1.25%	1.38%	to	1.40%	27.63%	to	28.79%
2018	66,982	19.38	to	19.58	1,217,546	0.35%	to	1.25%	1.59%	to	1.59%	(10.87)%	to	(10.06)%
2017	68,620	21.55	to	21.97	1,389,665	0.35%	to	1.25%	0.76%	to	1.01%	7.20%	to	8.17%
2016	105,965	19.92	to	20.49	1,991,665	0.35%	to	1.25%	0.48%	to	0.52%	20.80%	to	21.88%
2015	87,165	16.34	to	16.97	1,344,813	0.35%	to	1.25%	0.82%	to	0.83%	(8.05)%	to	(7.25)%
BlackRock International Dividend Fund
2019	27,088	14.09	to	15.17	388,650	0.50%	to	1.25%	2.07%	to	2.46%	21.87%	to	22.79%
2018	48,108	11.56	to	12.35	578,399	0.50%	to	1.25%	2.47%	to	2.47%	(14.37)%	to	(13.72)%
2017	86,917	13.50	to	14.89	1,249,331	—	to	1.25%	0.94%	to	1.04%	14.95%	to	16.39%
2016	93,757	11.74	to	12.79	1,160,589	—	to	1.25%	4.66%	to	4.78%	(0.76)%	to	0.48%
2015	81,595	11.83	to	12.73	1,010,839	—	to	1.25%	—	to	—	(2.20)%	to	(0.92)%
BlackRock Mid Cap Growth Equity Portfolio
2019	15,213	28.18	to	30.03	435,071	0.50%	to	1.25%	—	to	—	34.20%	to	35.21%
2018	11,714	21.00	to	22.21	249,725	0.50%	to	1.25%	—	to	—	1.28%	to	2.04%
2017	12,581	20.73	to	21.77	264,736	0.50%	to	1.25%	—	to	—	32.54%	to	33.54%
2016	17,284	15.64	to	16.30	274,833	0.50%	to	1.25%	—	to	—	1.51%	to	2.27%
2015	19,036	15.41	to	15.94	296,585	0.50%	to	1.25%	—	to	—	5.18%	to	5.97%
Victory Munder Mid-Cap Core Growth Fund
2019	113,292	25.05	to	29.32	3,266,909	—	to	1.25%	—	to	—	24.48%	to	26.25%
2018	127,477	20.12	to	23.22	3,005,279	—	to	1.25%	—	to	—	(14.93)%	to	(13.58)%
2017	132,513	23.65	to	26.87	3,669,534	—	to	1.25%	—	to	—	(45.15)%	to	22.63%
2016	149,229	19.29	to	48.99	3,193,937	—	to	1.25%	—	to	—	5.75%	to	7.07%
2015	218,955	18.24	to	45.75	4,390,252	—	to	1.25%	—	to	—	(5.78)%	to	(4.60)%
Neuberger Berman Sustainable Equity Fund
2019	57,113	26.62	to	48.64	1,762,784	—	to	1.25%	—	to	0.52%	24.05%	to	25.63%
2018	59,773	21.46	to	38.72	1,478,564	—	to	1.25%	0.24%	to	0.30%	(7.15)%	to	(5.97)%
2017	58,938	23.11	to	25.49	1,617,459	—	to	1.25%	0.04%	to	0.48%	16.89%	to	18.36%
2016	62,555	19.77	to	34.78	1,437,204	—	to	1.25%	0.95%	to	1.24%	8.53%	to	9.88%
2015	65,994	18.22	to	31.65	1,430,028	—	to	1.25%	0.90%	to	1.11%	(1.84)%	to	(0.54)%
Nuveen NWQ International Value Fund
2019	8,198	10.28	to	10.99	86,128	0.50%	to	1.25%	3.04%	to	3.55%	16.70%	to	17.57%
2018	6,870	8.81	to	9.34	61,730	0.50%	to	1.25%	1.23%	to	1.28%	(19.32)%	to	(18.70)%
2017	4,343	10.92	to	11.49	48,259	0.50%	to	1.25%	3.39%	to	3.50%	18.94%	to	19.83%
2016	3,825	9.18	to	9.59	35,626	0.50%	to	1.25%	1.51%	to	2.35%	0.73%	to	1.49%
2015	2,325	9.11	to	9.45	21,412	0.50%	to	1.25%	1.48%	to	1.70%	1.23%	to	1.95%
The Oakmark International Small Cap Fund
2019	9,238	45.71	to	45.71	422,299	0.35%	to	0.35%	0.22%	to	0.22%	31.44%	to	31.44%
2018	10,359	34.78	to	34.78	360,264	0.35%	to	0.35%	1.08%	to	1.08%	(24.00)%	to	(24.00)%
2017	11,110	45.76	to	45.76	508,372	0.35%	to	0.35%	0.79%	to	0.79%	25.64%	to	25.64%
2016	11,643	36.42	to	36.42	424,079	0.35%	to	0.35%	2.36%	to	2.36%	5.93%	to	5.93%
2015	13,676	34.38	to	34.38	470,209	0.35%	to	0.35%	2.17%	to	2.17%	0.39%	to	0.39%
The Oakmark Equity and Income Fund
2019	493,919	13.37	to	21.01	10,373,453	—	to	0.85%	1.60%	to	1.61%	17.99%	to	19.31%
2018	550,049	11.34	to	17.61	9,684,498	—	to	0.85%	1.35%	to	1.49%	(12.24)%	to	(8.33)%
2017	623,554	19.21	to	19.21	11,980,230	—	to	—	1.24%	to	1.24%	14.46%	to	14.46%
2016	731,884	16.79	to	16.79	12,284,901	—	to	—	1.30%	to	1.30%	10.97%	to	10.97%
2015	1,143,273	15.13	to	15.13	17,293,542	—	to	—	1.10%	to	1.10%	(4.57)%	to	(4.57)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Oppenheimer Capital Appreciation Fund+
2019	49,306	$18.74	to	$25.58	$1,019,952	0.35%	to	1.25%	—	to	—	34.37%	to	35.59%
2018	50,282	13.82	to	19.03	772,314	0.35%	to	1.25%	—	to	—	(7.14)%	to	(6.29)%
2017	51,514	14.75	to	20.50	841,184	0.35%	to	1.25%	0.01%	to	0.01%	24.96%	to	26.09%
2016	63,544	11.69	to	16.40	818,961	0.35%	to	1.25%	0.06%	to	0.08%	(3.55)%	to	(2.68)%
2015	93,159	12.02	to	17.01	1,228,612	0.35%	to	1.25%	—	to	—	1.96%	to	2.89%
Invesco Oppenheimer Global Fund+
2019	147,793	33.53	to	190.28	5,502,403	—	to	1.25%	—	to	—	29.93%	to	157.45%
2018	154,933	25.80	to	73.91	4,392,311	—	to	1.25%	0.41%	to	0.50%	(22.99)%	to	(14.64)%
2017	177,547	30.23	to	95.98	5,472,655	—	to	1.25%	0.52%	to	0.77%	28.45%	to	34.56%
2016	216,730	22.47	to	122.80	4,841,539	—	to	1.25%	0.60%	to	0.69%	(1.08)%	to	0.16%
2015	280,564	22.71	to	122.61	6,277,109	—	to	1.25%	0.49%	to	0.67%	2.58%	to	3.89%
Invesco Oppenheimer Global Opportunities Fund+
2019	23,795	18.29	to	18.82	441,751	0.50%	to	1.25%	—	to	—	26.19%	to	27.14%
2018	22,121	14.80	to	14.50	324,177	0.50%	to	1.25%	—	to	—	(19.12)%	to	(18.50)%
2017	16,997	18.16	to	17.92	306,972	0.50%	to	1.25%	—	to	—	50.64%	to	51.76%
2016	446	11.97	to	11.97	5,339	0.50%	to	0.50%	0.26%	to	0.26%	19.69%	to	19.69%
Invesco Oppenheimer International Growth Fund+
2019	251,872	15.89	to	19.96	4,071,781	—	to	1.25%	—	to	0.98%	(54.56)%	to	27.01%
2018	289,557	15.72	to	34.96	3,661,213	—	to	1.25%	0.69%	to	0.94%	(20.55)%	to	(20.38)%
2017	295,628	19.78	to	43.91	4,679,094	—	to	1.25%	0.52%	to	0.67%	25.04%	to	25.85%
2016	300,161	12.13	to	15.82	3,767,882	—	to	1.25%	0.87%	to	1.20%	(3.51)%	to	(2.30)%
2015	370,068	12.41	to	16.40	4,669,844	—	to	1.25%	0.95%	to	1.03%	1.91%	to	3.18%
Invesco Oppenheimer Main Street Fund+
2019	18,318	20.71	to	23.20	395,709	0.35%	to	1.25%	0.91%	to	0.94%	30.30%	to	31.48%
2018	34,947	15.89	to	17.64	590,875	0.35%	to	1.25%	0.84%	to	1.02%	(9.04)%	to	(8.21)%
2017	31,230	17.47	to	19.22	577,794	0.35%	to	1.25%	0.99%	to	1.14%	15.29%	to	16.33%
2016	15,888	15.15	to	16.52	247,627	0.35%	to	1.25%	1.19%	to	1.25%	10.04%	to	11.03%
2015	19,575	13.77	to	14.88	276,646	0.35%	to	1.25%	0.50%	to	0.80%	1.86%	to	2.77%
Invesco Oppenheimer Global Strategic Income Fund+
2019	43,262	15.88	to	15.99	673,158	0.50%	to	1.25%	4.65%	to	4.65%	9.24%	to	10.07%
2018	42,315	14.43	to	14.63	601,206	0.50%	to	1.25%	5.00%	to	5.02%	(5.89)%	to	(5.18)%
2017	42,368	15.22	to	15.55	637,072	0.50%	to	1.25%	4.17%	to	4.22%	4.91%	to	5.70%
2016	60,905	14.40	to	14.82	866,110	0.50%	to	1.25%	3.78%	to	3.82%	5.05%	to	5.84%
2015	46,021	13.60	to	14.11	620,577	0.50%	to	1.25%	4.24%	to	4.25%	(3.56)%	to	(2.82)%
Invesco Oppenheimer Main Street Mid Cap Fund+
2019	132,976	22.11	to	22.47	2,848,281	—	to	1.25%	—	to	—	30.50%	to	32.15%
2018	148,093	16.73	to	17.22	2,400,938	—	to	1.25%	—	to	—	(13.35)%	to	(12.25)%
2017	184,572	19.07	to	19.87	3,403,266	—	to	1.25%	—	to	0.35%	13.26%	to	14.68%
2016	168,558	16.23	to	17.54	2,770,534	0.35%	to	1.25%	0.92%	to	1.03%	12.01%	to	13.02%
2015	180,944	14.36	to	15.66	2,631,556	0.35%	to	1.25%	0.33%	to	0.37%	(8.36)%	to	(7.57)%
Invesco Oppenheimer Developing Markets Fund+
2019	153,982	18.08	to	70.60	4,714,422	—	to	1.25%	0.24%	to	0.49%	22.45%	to	24.31%
2018	182,484	14.54	to	57.65	4,625,783	—	to	1.25%	0.21%	to	0.49%	(13.24)%	to	(11.95)%
2017	236,855	16.52	to	66.45	6,426,923	—	to	1.25%	0.28%	to	0.60%	33.11%	to	35.10%
2016	262,308	49.92	to	71.55	5,191,340	—	to	1.25%	0.22%	to	0.25%	5.56%	to	6.89%
2015	313,639	47.29	to	66.94	5,367,256	—	to	1.25%	0.38%	to	0.43%	(15.12)%	to	(14.06)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Oppenheimer Capital Income Fund+
2019	—	$10.10	to	$11.06	$—	0.75%	to	0.75%	1.25%	to	1.25%	—	to	—
2018	68	10.13	to	10.13	686	0.75%	to	0.75%	2.85%	to	2.85%	(4.87)%	to	(4.87)%
2017	48	10.32	to	10.65	509	0.75%	to	1.05%	1.18%	to	1.69%	5.86%	to	6.18%
2016	89	9.75	to	9.75	866	1.05%	to	1.05%	2.81%	to	2.81%	6.13%	to	6.13%
2015	79	9.18	to	9.18	730	1.05%	to	1.05%	2.91%	to	2.91%	(1.79)%	to	(1.79)%
Invesco Oppenheimer International Bond Fund+
2019	232,298	15.71	to	16.16	3,550,890	—	to	1.25%	4.93%	to	4.99%	8.08%	to	9.44%
2018	246,274	14.54	to	14.77	3,470,894	—	to	1.25%	4.51%	to	4.51%	(7.07)%	to	(5.89)%
2017	262,586	15.64	to	15.70	3,958,987	—	to	1.25%	4.17%	to	4.27%	9.50%	to	10.87%
2016	318,523	14.16	to	14.29	4,393,606	—	to	1.25%	4.33%	to	4.48%	4.83%	to	6.14%
2015	351,066	13.34	to	13.63	4,580,468	—	to	1.25%	3.19%	to	3.26%	(4.89)%	to	(3.70)%
Invesco Oppenheimer Mid Cap Value Fund+
2019	21,846	16.52	to	19.58	425,885	0.35%	to	1.25%	0.56%	to	0.57%	26.34%	to	27.48%
2018	24,068	12.96	to	15.50	370,983	0.35%	to	1.25%	0.19%	to	0.38%	(19.06)%	to	(18.33)%
2017	34,016	15.86	to	19.15	619,341	0.35%	to	1.25%	0.32%	to	0.32%	11.88%	to	12.89%
2016	37,628	14.05	to	17.12	607,947	0.35%	to	1.25%	0.53%	to	0.54%	18.78%	to	19.86%
2015	38,685	11.72	to	14.41	518,012	0.35%	to	1.25%	0.43%	to	0.45%	(8.15)%	to	(7.32)%
Invesco Oppenheimer Main Street All Cap Fund®+
2019	58,622	21.09	to	22.60	1,262,864	0.35%	to	1.25%	0.36%	to	0.48%	31.20%	to	32.39%
2018	59,818	15.93	to	17.22	982,150	0.35%	to	1.25%	0.23%	to	0.39%	(11.50)%	to	(10.70)%
2017	62,745	17.84	to	19.46	1,168,373	0.35%	to	1.25%	0.78%	to	0.98%	14.64%	to	15.67%
2016	70,580	15.43	to	16.98	1,128,371	0.35%	to	1.25%	1.06%	to	1.20%	8.46%	to	9.44%
2015	66,674	14.10	to	15.65	981,168	0.35%	to	1.25%	0.48%	to	0.50%	(2.60)%	to	(1.71)%
Invesco Oppenheimer Gold & Special Minerals Fund+
2019	169,256	10.12	to	13.17	1,895,354	—	to	1.25%	0.29%	to	0.34%	44.56%	to	46.37%
2018	193,995	6.91	to	9.11	1,493,119	—	to	1.25%	—	to	—	(14.24)%	to	(13.15)%
2017	197,889	7.96	to	10.62	1,770,183	—	to	1.25%	—	to	2.18%	15.74%	to	17.19%
2016	226,474	5.49	to	9.18	1,737,572	0.35%	to	1.25%	5.37%	to	6.22%	46.90%	to	48.22%
2015	218,642	3.71	to	6.25	1,177,286	0.35%	to	1.25%	—	to	—	(24.07)%	to	(23.45)%
Invesco Oppenheimer Real Estate Fund+
2019	57,295	16.20	to	18.97	998,724	—	to	1.25%	1.79%	to	2.12%	24.36%	to	25.93%
2018	90,355	13.02	to	15.06	1,299,414	—	to	1.25%	1.57%	to	1.60%	(7.14)%	to	(5.96)%
2017	99,963	14.03	to	16.02	1,529,778	—	to	1.25%	1.31%	to	1.35%	2.77%	to	4.06%
2016	120,871	13.65	to	15.39	1,775,717	—	to	1.25%	2.16%	to	2.20%	4.75%	to	6.07%
2015	114,337	13.03	to	14.51	1,589,422	—	to	1.25%	1.82%	to	1.86%	1.15%	to	2.43%
Invesco Oppenheimer Equity Income Fund+
2019	410	19.19	to	20.13	8,059	0.65%	to	1.25%	2.20%	to	2.22%	22.01%	to	22.75%
2018	343	15.73	to	16.40	5,516	0.65%	to	1.25%	1.94%	to	2.08%	(11.58)%	to	(11.05)%
2017	267	17.79	to	18.60	4,864	0.50%	to	1.25%	1.52%	to	1.83%	11.20%	to	12.04%
2016	23,035	16.00	to	16.60	379,886	0.50%	to	1.25%	2.50%	to	2.63%	13.25%	to	14.10%
2015	17,498	14.13	to	14.55	253,493	0.50%	to	1.25%	3.48%	to	3.73%	(10.93)%	to	(10.28)%
Invesco Oppenheimer International Diversified Fund+
2019	10,042	17.92	to	19.02	182,931	0.50%	to	1.25%	1.12%	to	1.30%	23.05%	to	23.98%
2018	8,320	14.56	to	15.34	123,080	0.50%	to	1.25%	0.81%	to	0.84%	(15.68)%	to	(15.04)%
2017	5,872	17.27	to	18.06	102,863	0.50%	to	1.25%	0.43%	to	0.44%	30.76%	to	31.75%
2016	7,158	13.21	to	13.71	95,948	0.50%	to	1.25%	0.45%	to	0.45%	(0.62)%	to	0.13%
2015	6,446	13.29	to	13.69	86,470	0.50%	to	1.25%	0.95%	to	1.05%	(0.62)%	to	0.13%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Oppenheimer Rising Dividends Fund+
2019	674	$18.21	to	$18.21	$12,272	1.25%	to	1.25%	1.01%	to	1.01%	27.95%	to	27.95%
2018	523	14.23	to	14.23	7,445	1.25%	to	1.25%	1.22%	to	1.22%	(7.69)%	to	(7.69)%
2017	431	15.42	to	15.73	6,661	0.85%	to	1.25%	1.55%	to	1.58%	15.32%	to	15.78%
2016	720	13.37	to	13.58	9,639	0.85%	to	1.25%	0.46%	to	1.14%	3.24%	to	3.65%
2015	557	12.95	to	12.95	7,209	1.25%	to	1.25%	0.57%	to	0.57%	(0.28)%	to	(0.28)%
Putnam Global Equity Fund
2019	4,022	18.59	to	18.59	74,763	0.70%	to	0.70%	—	to	—	25.71%	to	25.71%
2018	3,969	14.79	to	14.79	58,682	0.70%	to	0.70%	0.31%	to	0.31%	(13.05)%	to	(13.05)%
2017	4,006	17.01	to	17.01	68,113	0.70%	to	0.70%	1.24%	to	1.24%	27.49%	to	27.49%
2016	3,565	13.34	to	13.34	47,551	0.70%	to	0.70%	1.16%	to	1.16%	0.37%	to	0.37%
2015	4,247	13.29	to	13.29	56,442	0.70%	to	0.70%	0.95%	to	0.95%	(2.42)%	to	(2.42)%
Putnam VT High Yield Fund
2019	21,244	20.51	to	20.51	435,751	0.70%	to	0.70%	5.46%	to	5.46%	13.60%	to	13.60%
2018	18,949	18.06	to	18.06	342,155	0.70%	to	0.70%	5.54%	to	5.54%	(4.74)%	to	(4.74)%
2017	23,023	18.95	to	18.95	436,385	0.70%	to	0.70%	5.55%	to	5.55%	6.24%	to	6.24%
2016	21,944	17.84	to	17.84	391,531	0.70%	to	0.70%	6.20%	to	6.20%	14.74%	to	14.74%
2015	23,038	15.55	to	15.55	358,240	0.70%	to	0.70%	7.04%	to	7.04%	(5.99)%	to	(5.99)%
Putnam VT International Growth Fund
2019	10,631	15.01	to	15.01	159,565	0.70%	to	0.70%	—	to	—	24.06%	to	24.06%
2018	11,240	12.10	to	12.10	135,981	0.70%	to	0.70%	—	to	—	(19.21)%	to	(19.21)%
2017	11,274	14.98	to	14.98	168,823	0.70%	to	0.70%	1.03%	to	1.03%	34.10%	to	34.10%
2016	11,283	11.17	to	11.17	126,007	0.70%	to	0.70%	0.93%	to	0.93%	(7.37)%	to	(7.37)%
2015	10,887	12.06	to	12.06	131,246	0.70%	to	0.70%	—	to	—	0.38%	to	0.38%
Putnam VT Sustainable Leaders Fund
2019	9,443	34.87	to	36.86	329,953	—	to	0.70%	0.44%	to	0.50%	35.41%	to	36.36%
2018	14,436	25.75	to	27.03	372,201	—	to	0.70%	—	to	—	(2.22)%	to	(1.53)%
2017	15,556	26.34	to	27.45	410,076	—	to	0.70%	0.60%	to	0.72%	28.32%	to	29.22%
2016	18,037	20.52	to	21.24	370,396	—	to	0.70%	0.68%	to	0.88%	7.04%	to	7.79%
2015	28,821	19.17	to	19.71	552,766	—	to	0.70%	0.49%	to	0.53%	(0.96)%	to	(0.27)%
Putnam VT Small Cap Value Fund
2019	11,511	18.40	to	27.17	213,286	—	to	0.70%	0.64%	to	0.67%	23.37%	to	24.24%
2018	12,631	14.91	to	21.87	189,617	—	to	0.70%	0.39%	to	0.40%	(20.49)%	to	(19.93)%
2017	13,212	18.75	to	27.31	249,399	—	to	0.70%	0.68%	to	0.69%	7.12%	to	7.87%
2016	18,548	17.51	to	17.51	324,740	0.70%	to	0.70%	1.15%	to	1.15%	26.61%	to	26.61%
2015	15,598	13.83	to	13.83	215,708	0.70%	to	0.70%	0.85%	to	0.85%	(4.89)%	to	(4.89)%
Pioneer Disciplined Value Fund
2019	6,953	22.01	to	23.12	158,061	0.75%	to	1.25%	1.27%	to	1.38%	27.93%	to	28.57%
2018	6,582	17.20	to	17.98	116,390	0.75%	to	1.25%	0.92%	to	1.05%	(14.48)%	to	(14.04)%
2017	6,250	20.11	to	21.33	128,540	0.50%	to	1.25%	—	to	1.09%	19.94%	to	20.84%
2016	6,170	16.77	to	17.47	104,345	0.65%	to	1.25%	0.99%	to	1.15%	12.55%	to	13.23%
2015	6,214	14.90	to	15.57	93,216	0.50%	to	1.25%	1.18%	to	1.25%	(6.93)%	to	(6.21)%
Pioneer Equity Income Fund
2019	1,127	41.91	to	41.91	47,228	1.25%	to	1.25%	1.82%	to	1.82%	23.88%	to	23.88%
2018	1,794	33.83	to	33.83	60,701	1.25%	to	1.25%	2.45%	to	2.45%	(10.03)%	to	(10.03)%
2017	703	37.60	to	37.60	26,430	1.25%	to	1.25%	1.81%	to	1.81%	13.53%	to	13.53%
2016	76	33.12	to	33.12	2,514	1.25%	to	1.25%	2.14%	to	2.14%	17.68%	to	17.68%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Pioneer Fundamental Growth Fund
2019	3,861	$23.91	to	$24.93	$94,408	0.65%	to	1.25%	0.04%	to	0.04%	32.18%	to	32.98%
2018	2,542	18.09	to	18.75	46,759	0.65%	to	1.25%	0.23%	to	0.23%	(1.86)%	to	(1.27)%
2017	2,308	18.43	to	18.99	43,134	0.65%	to	1.25%	0.21%	to	0.21%	21.10%	to	21.82%
2016	932	15.22	to	15.59	14,243	0.65%	to	1.25%	0.34%	to	0.45%	2.32%	to	2.94%
2015	1,381	15.14	to	15.14	20,675	0.65%	to	0.65%	0.26%	to	0.26%	5.74%	to	5.74%
AllianzGI NFJ International Value Fund
2019	1,269	10.35	to	10.35	13,136	0.85%	to	0.85%	2.61%	to	2.61%	20.52%	to	20.52%
2018	1,032	8.59	to	8.59	8,862	0.85%	to	0.85%	1.83%	to	1.83%	(16.69)%	to	(16.69)%
2017	746	10.17	to	10.45	7,696	0.65%	to	1.05%	—	to	—	21.53%	to	22.02%
2016	5,111	8.46	to	8.57	43,715	0.65%	to	0.85%	2.71%	to	2.72%	(7.39)%	to	(7.20)%
2015	5,947	9.05	to	9.23	54,599	0.65%	to	1.05%	2.77%	to	2.77%	(14.37)%	to	(13.98)%
AllianzGI NFJ Small-Cap Value Fund
2019	55,230	18.14	to	20.15	1,068,709	0.35%	to	1.25%	0.44%	to	0.47%	22.74%	to	23.85%
2018	62,359	14.78	to	16.27	977,079	0.35%	to	1.25%	2.56%	to	2.82%	(20.32)%	to	(19.59)%
2017	75,420	18.55	to	20.24	1,473,043	0.35%	to	1.25%	0.41%	to	0.45%	8.32%	to	9.30%
2016	109,126	17.13	to	18.52	1,957,187	0.35%	to	1.25%	1.53%	to	1.59%	21.38%	to	22.47%
2015	107,580	14.11	to	15.12	1,581,180	0.35%	to	1.25%	1.35%	to	1.66%	(9.43)%	to	(8.60)%
AllianzGI NFJ Dividend Value Fund
2019	206,660	16.69	to	18.54	3,593,753	0.35%	to	1.25%	1.75%	to	1.76%	23.11%	to	24.22%
2018	330,326	13.56	to	14.92	4,690,010	0.35%	to	1.25%	1.80%	to	1.87%	(11.24)%	to	(10.44)%
2017	398,057	15.27	to	16.66	6,324,704	0.35%	to	1.25%	1.97%	to	2.04%	14.27%	to	15.29%
2016	418,411	13.37	to	14.26	5,775,498	0.50%	to	1.25%	2.27%	to	2.41%	14.44%	to	15.30%
2015	434,495	11.68	to	12.37	5,233,937	0.50%	to	1.25%	2.31%	to	2.31%	(9.74)%	to	(9.10)%
AMG Managers Cadence Mid Cap Fund
2019	1,963	20.52	to	22.76	38,175	0.50%	to	1.25%	0.20%	to	0.40%	23.63%	to	24.56%
2018	2,326	16.47	to	18.41	36,733	0.50%	to	1.25%	0.05%	to	0.10%	(11.53)%	to	(10.86)%
2017	2,004	18.48	to	20.81	35,741	0.50%	to	1.25%	—	to	—	23.91%	to	24.84%
2016	1,772	14.80	to	16.79	25,593	0.50%	to	1.25%	0.58%	to	0.87%	5.75%	to	6.54%
2015	3,093	15.88	to	15.88	45,905	1.25%	to	1.25%	—	to	—	(2.46)%	to	(2.46)%
PIMCO Total Return Fund
2019	959,023	14.70	to	16.35	15,894,821	—	to	1.25%	3.19%	to	3.46%	6.57%	to	48.04%
2018	1,127,986	9.93	to	15.35	17,420,423	—	to	1.25%	2.77%	to	2.79%	(3.31)%	to	(1.84)%
2017	1,296,864	23.95	to	29.31	20,275,654	—	to	1.25%	4.67%	to	4.68%	7.26%	to	8.31%
2016	1,578,733	13.05	to	16.47	23,752,069	—	to	1.25%	2.58%	to	2.72%	0.94%	to	2.35%
2015	1,835,936	12.75	to	16.12	27,022,351	—	to	1.25%	2.49%	to	2.50%	(0.91)%	to	0.35%
PIMCO Emerging Markets Bond Fund
2019	24,911	18.09	to	19.01	462,870	0.35%	to	1.25%	4.23%	to	4.24%	13.07%	to	14.09%
2018	28,387	15.85	to	16.81	461,465	0.35%	to	1.25%	3.88%	to	3.90%	(5.73)%	to	(4.87)%
2017	32,500	16.66	to	17.83	555,567	0.35%	to	1.25%	3.95%	to	4.80%	8.83%	to	9.81%
2016	42,875	15.62	to	16.39	683,232	0.50%	to	1.25%	5.26%	to	5.27%	13.06%	to	13.91%
2015	63,102	13.71	to	14.49	880,342	0.50%	to	1.25%	4.71%	to	4.74%	(4.33)%	to	(3.65)%
PIMCO Real Return Fund
2019	724,378	13.65	to	14.95	10,819,356	—	to	1.25%	1.55%	to	1.55%	(9.55)%	to	6.75%
2018	861,558	12.61	to	14.00	12,071,595	—	to	1.25%	2.25%	to	2.41%	(3.58)%	to	(2.21)%
2017	996,867	27.41	to	28.34	14,403,656	—	to	1.25%	4.47%	to	4.50%	5.89%	to	7.17%
2016	1,114,105	12.44	to	14.93	15,592,061	—	to	1.25%	0.69%	to	0.82%	3.33%	to	4.78%
2015	622,424	11.87	to	14.27	18,407,165	—	to	1.25%	0.62%	to	0.63%	(4.33)%	to	(3.13)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Pioneer Fund
2019	31,142	$22.52	to	$25.49	$761,778	0.50%	to	1.25%	0.80%	to	0.86%	29.38%	to	30.35%
2018	39,014	17.28	to	19.70	740,591	0.50%	to	1.25%	0.94%	to	0.99%	(2.97)%	to	(2.24)%
2017	42,682	17.67	to	20.31	830,128	0.50%	to	1.25%	0.95%	to	0.96%	20.03%	to	20.93%
2016	39,349	14.61	to	16.92	636,083	0.50%	to	1.25%	1.08%	to	1.10%	8.24%	to	9.05%
2015	37,782	13.40	to	15.63	562,185	0.50%	to	1.25%	0.83%	to	0.85%	(1.64)%	to	(0.95)%
Pioneer High Yield Fund
2019	52,516	18.91	to	19.58	1,019,805	0.35%	to	1.25%	5.08%	to	5.08%	12.70%	to	13.71%
2018	59,900	16.63	to	17.37	1,029,488	0.35%	to	1.25%	4.95%	to	4.99%	(4.52)%	to	(3.65)%
2017	64,626	17.26	to	18.19	1,137,350	0.35%	to	1.25%	4.61%	to	4.71%	6.37%	to	7.33%
2016	112,342	16.08	to	17.10	1,847,089	0.35%	to	1.25%	5.15%	to	5.15%	12.76%	to	13.78%
2015	135,969	14.13	to	15.17	1,967,083	0.35%	to	1.25%	4.80%	to	4.95%	(6.08)%	to	(5.20)%
Pioneer Strategic Income Fund
2019	247,024	17.80	to	19.70	4,664,725	—	to	1.25%	1.67%	to	2.94%	8.83%	to	91.48%
2018	290,439	10.29	to	16.35	5,024,189	—	to	1.25%	3.07%	to	3.09%	(4.90)%	to	(3.14)%
2017	292,694	10.82	to	16.88	5,189,038	—	to	1.25%	3.16%	to	3.21%	1.88%	to	3.91%
2016	258,891	16.25	to	17.33	4,366,676	—	to	1.25%	3.41%	to	3.42%	6.31%	to	7.65%
2015	218,605	15.29	to	16.10	3,428,373	—	to	1.25%	3.48%	to	3.49%	(2.71)%	to	(1.44)%
Pioneer Mid Cap Value Fund
2019	57,728	19.42	to	19.76	994,279	0.35%	to	1.25%	0.69%	to	0.78%	26.45%	to	27.59%
2018	60,711	15.36	to	15.49	832,030	0.35%	to	1.25%	0.75%	to	0.83%	(20.51)%	to	(19.79)%
2017	71,468	19.31	to	19.32	1,232,474	0.35%	to	1.25%	0.34%	to	0.38%	11.46%	to	12.46%
2016	72,372	17.17	to	17.33	1,118,232	0.35%	to	1.25%	0.35%	to	0.48%	14.66%	to	15.70%
2015	85,148	14.84	to	15.12	1,132,879	0.35%	to	1.25%	0.31%	to	0.36%	(7.59)%	to	(6.72)%
Pioneer Select Mid Cap Growth Fund
2019	27,473	31.61	to	34.17	906,297	0.50%	to	1.25%	—	to	—	31.08%	to	32.07%
2018	25,865	24.11	to	25.87	638,121	0.50%	to	1.25%	—	to	—	(7.42)%	to	(6.72)%
2017	27,626	26.05	to	28.09	736,420	0.35%	to	1.25%	—	to	—	28.17%	to	29.33%
2016	30,138	20.32	to	21.48	628,370	0.50%	to	1.25%	—	to	—	2.20%	to	2.97%
2015	28,559	19.89	to	21.06	581,090	0.35%	to	1.25%	—	to	—	0.13%	to	1.01%
PIMCO Total Return ESG Fund
2019	14,262	11.53	to	12.00	169,113	0.75%	to	1.25%	3.25%	to	3.49%	7.33%	to	7.87%
2018	13,552	10.74	to	11.12	149,112	0.75%	to	1.25%	1.93%	to	2.31%	(2.26)%	to	(1.18)%
2017	13,030	10.99	to	11.25	146,194	0.85%	to	1.25%	1.77%	to	1.79%	2.91%	to	3.32%
2016	20,958	10.68	to	11.00	228,073	0.65%	to	1.25%	2.62%	to	2.66%	1.43%	to	2.04%
2015	17,784	10.53	to	10.78	189,696	0.65%	to	1.25%	2.80%	to	2.91%	(1.06)%	to	(0.54)%
Putnam Equity Income Fund
2019	34,521	25.78	to	27.72	860,131	—	to	1.25%	1.46%	to	1.47%	28.32%	to	29.93%
2018	41,080	19.84	to	21.60	788,010	—	to	1.25%	1.49%	to	1.58%	(9.49)%	to	(8.34)%
2017	40,528	21.64	to	23.87	858,540	—	to	1.25%	1.66%	to	1.72%	17.22%	to	18.69%
2016	38,050	18.24	to	20.36	690,419	—	to	1.25%	1.54%	to	1.54%	12.15%	to	13.55%
2015	36,594	16.06	to	18.15	589,522	—	to	1.25%	1.33%	to	1.37%	(4.40)%	to	(3.19)%
Putnam High Yield Fund
2019	51,487	19.72	to	19.90	1,013,888	0.50%	to	1.25%	4.97%	to	5.00%	7.10%	to	12.60%
2018	66,381	17.68	to	18.41	1,161,571	—	to	1.25%	4.87%	to	4.99%	(4.95)%	to	(3.75)%
2017	78,086	18.60	to	19.13	1,423,137	—	to	1.25%	5.14%	to	5.17%	5.43%	to	6.75%
2016	74,203	17.64	to	17.92	1,294,660	—	to	1.25%	5.69%	to	5.73%	13.98%	to	15.41%
2015	80,456	15.48	to	15.53	1,203,725	—	to	1.25%	5.45%	to	5.48%	(6.60)%	to	(5.45)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam International Equity Fund
2019	15,262	$21.93	to	$21.93	$334,656	0.35%	to	0.35%	1.60%	to	1.60%	25.06%	to	25.06%
2018	17,019	17.53	to	17.53	298,391	0.35%	to	0.35%	1.61%	to	1.61%	(19.64)%	to	(19.64)%
2017	20,174	13.15	to	21.82	440,134	0.35%	to	1.25%	0.01%	to	0.35%	24.91%	to	26.03%
2016	23,326	10.52	to	17.31	398,660	0.35%	to	1.25%	2.72%	to	2.91%	(3.91)%	to	(3.04)%
2015	24,771	10.95	to	17.86	436,380	0.35%	to	1.25%	2.44%	to	2.63%	(1.14)%	to	(0.25)%
Putnam Sustainable Leaders Fund
2019	38	27.61	to	27.61	1,044	0.75%	to	0.75%	0.34%	to	0.34%	34.83%	to	34.83%
2018	38	20.48	to	20.48	774	0.75%	to	0.75%	0.02%	to	0.02%	(1.64)%	to	(1.64)%
2017	218	20.82	to	23.24	4,856	0.75%	to	1.25%	—	to	0.40%	27.45%	to	28.09%
2016	304	16.25	to	19.02	5,124	0.75%	to	0.85%	—	to	—	6.74%	to	6.84%
2015	549	15.21	to	17.15	8,784	0.75%	to	1.25%	0.47%	to	0.50%	(1.67)%	to	(1.15)%
Putnam International Capital Opportunities Fund
2019	20,144	11.35	to	13.28	240,583	—	to	1.25%	—	to	—	24.29%	to	25.85%
2018	19,383	9.13	to	10.55	185,318	—	to	1.25%	—	to	—	(17.57)%	to	(16.52)%
2017	19,530	11.07	to	12.64	227,513	—	to	1.25%	2.20%	to	3.01%	32.87%	to	34.53%
2016	23,841	8.33	to	9.40	207,809	—	to	1.25%	2.09%	to	2.29%	(4.09)%	to	(2.88)%
2015	26,468	8.69	to	9.68	239,240	—	to	1.25%	1.35%	to	1.42%	1.03%	to	2.29%
Putnam Small Cap Growth Fund
2019	4,856	25.43	to	27.89	131,117	0.35%	to	1.25%	—	to	—	35.88%	to	37.11%
2018	5,511	18.71	to	20.34	105,809	0.35%	to	1.25%	—	to	—	(3.69)%	to	(2.81)%
2017	8,657	19.43	to	20.93	162,857	0.35%	to	1.25%	—	to	—	18.70%	to	19.77%
2016	15,288	16.37	to	17.47	262,870	0.35%	to	1.25%	—	to	0.01%	7.16%	to	8.13%
2015	12,066	15.27	to	16.16	183,567	0.35%	to	1.25%	—	to	—	(4.00)%	to	(3.18)%
Royce Total Return Fund
2019	73,729	10.68	to	10.85	794,501	0.35%	to	1.25%	0.71%	to	0.71%	21.56%	to	22.65%
2018	75,024	8.79	to	8.84	661,717	0.35%	to	1.25%	0.60%	to	0.60%	(78.18)%	to	(76.12)%
2017	18,819	36.79	to	40.53	723,484	0.15%	to	1.25%	—	to	0.38%	11.90%	to	13.13%
2016	18,009	32.88	to	35.83	615,270	0.35%	to	1.25%	1.32%	to	1.34%	24.97%	to	23.86%
2015	20,139	26.54	to	28.61	554,318	0.15%	to	1.25%	—	to	0.59%	(8.69)%	to	(7.67)%
Royce Smaller-Companies Growth Fund
2019	18,410	23.66	to	28.35	463,944	—	to	1.25%	—	to	—	22.13%	to	23.67%
2018	25,179	19.37	to	22.93	527,307	—	to	1.25%	—	to	—	(11.35)%	to	(10.22)%
2017	25,813	21.85	to	25.54	609,687	—	to	1.25%	—	to	—	16.35%	to	17.81%
2016	26,790	18.78	to	21.68	519,768	—	to	1.25%	—	to	—	8.02%	to	9.37%
2015	28,329	17.39	to	19.82	506,422	—	to	1.25%	—	to	—	(3.02)%	to	(1.84)%
Royce Small-Cap Value Fund
2019	24,334	10.67	to	10.76	260,270	0.75%	to	1.25%	0.65%	to	0.65%	16.75%	to	17.33%
2018	19,748	9.14	to	9.17	180,605	0.75%	to	1.25%	0.02%	to	0.16%	(70.10)%	to	(67.75)%
2017	8,602	28.33	to	30.67	249,428	0.35%	to	1.25%	—	to	0.10%	3.42%	to	4.35%
2016	11,327	27.39	to	29.39	317,572	0.35%	to	1.25%	—	to	0.17%	19.03%	to	20.11%
2015	27,278	23.01	to	25.06	657,093	—	to	1.25%	0.44%	to	0.45%	(12.81)%	to	(11.70)%
Columbia Large Cap Value Fund
2019	6,975	18.16	to	19.97	135,534	0.50%	to	1.25%	1.54%	to	1.74%	28.55%	to	29.52%
2018	7,642	14.13	to	15.42	114,907	0.50%	to	1.25%	1.45%	to	1.58%	(12.02)%	to	(11.35)%
2017	7,898	16.06	to	17.39	133,732	0.50%	to	1.25%	1.37%	to	1.37%	15.43%	to	16.29%
2016	7,668	13.91	to	14.96	111,410	0.50%	to	1.25%	1.70%	to	1.74%	13.49%	to	14.34%
2015	8,341	12.26	to	13.08	105,756	0.50%	to	1.25%	2.16%	to	2.25%	(3.25)%	to	(2.53)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Columbia Small/Mid Cap Value Fund
2019	16,124	$16.10	to	$17.70	$263,638	0.50%	to	1.25%	0.89%	to	0.91%	22.15%	to	23.06%
2018	19,300	13.18	to	14.38	260,623	0.50%	to	1.25%	0.44%	to	0.51%	(17.55)%	to	(16.92)%
2017	17,137	15.99	to	17.31	277,274	0.50%	to	1.25%	0.13%	to	0.15%	11.58%	to	12.41%
2016	18,082	14.33	to	15.40	262,273	0.50%	to	1.25%	0.44%	to	0.48%	16.17%	to	17.04%
2015	22,937	12.33	to	13.16	285,167	0.50%	to	1.25%	—	to	—	(7.26)%	to	(6.53)%
RidgeWorth Ceredex Small Cap Value Equity Fund
2019	17,902	40.89	to	44.34	764,494	0.50%	to	1.25%	1.18%	to	1.38%	15.76%	to	16.63%
2018	27,317	35.32	to	38.02	1,004,391	0.50%	to	1.25%	1.18%	to	1.29%	(13.79)%	to	(13.14)%
2017	34,077	40.97	to	45.75	1,453,388	—	to	1.25%	1.21%	to	1.29%	8.69%	to	10.05%
2016	38,435	37.70	to	41.57	1,502,914	—	to	1.25%	0.81%	to	0.82%	27.18%	to	28.77%
2015	36,949	29.64	to	32.28	1,129,835	—	to	1.25%	1.00%	to	1.01%	(7.37)%	to	(6.19)%
RidgeWorth Ceredex Mid-Cap Value Equity Fund
2019	24,754	51.28	to	55.61	1,327,405	0.50%	to	1.25%	0.81%	to	0.88%	30.99%	to	31.97%
2018	25,817	39.15	to	42.14	1,054,317	0.50%	to	1.25%	0.67%	to	0.74%	(9.23)%	to	(8.54)%
2017	30,701	43.13	to	46.07	1,370,202	0.50%	to	1.25%	0.47%	to	0.63%	9.85%	to	10.68%
2016	30,543	39.26	to	41.63	1,239,315	0.50%	to	1.25%	0.97%	to	1.13%	18.34%	to	19.23%
2015	31,002	33.17	to	34.92	1,058,135	0.50%	to	1.25%	0.84%	to	0.84%	(7.44)%	to	(6.74)%
RidgeWorth Seix Total Return Bond Fund
2019	11,831	12.63	to	12.88	150,800	0.65%	to	0.85%	1.74%	to	1.74%	5.80%	to	6.01%
2018	11,184	11.94	to	12.15	134,687	0.65%	to	0.85%	1.87%	to	1.87%	(1.33)%	to	(1.13)%
2017	10,874	11.73	to	12.78	132,571	0.15%	to	1.25%	—	to	0.22%	1.16%	to	2.27%
2016	11,823	11.59	to	12.08	141,762	0.65%	to	1.25%	1.68%	to	1.72%	1.52%	to	2.13%
2015	14,169	11.42	to	12.18	166,489	0.15%	to	1.25%	1.43%	to	1.74%	(1.30)%	to	(0.26)%
RidgeWorth Ceredex Large Cap Value Equity Fund
2019	1,316	21.56	to	23.05	30,201	0.50%	to	1.25%	0.32%	to	1.45%	28.94%	to	29.91%
2018	6,520	16.72	to	17.74	115,606	0.50%	to	1.25%	0.07%	to	1.58%	(11.75)%	to	(11.08)%
2017	9,111	18.95	to	19.95	179,080	0.50%	to	1.25%	0.79%	to	1.67%	14.46%	to	15.32%
2016	15,661	16.55	to	17.30	270,003	0.50%	to	1.25%	1.48%	to	1.62%	13.76%	to	14.62%
2015	5,678	14.55	to	15.09	85,472	0.50%	to	1.25%	1.24%	to	1.48%	(6.12)%	to	(5.42)%
DWS Real Estate Securities Fund
2019	869	23.23	to	23.23	20,187	0.85%	to	0.85%	1.64%	to	1.64%	28.02%	to	28.02%
2018	869	18.14	to	18.14	15,769	0.85%	to	0.85%	2.09%	to	2.09%	(4.31)%	to	(4.31)%
2017	869	18.96	to	18.96	16,480	0.85%	to	0.85%	1.70%	to	1.70%	5.22%	to	5.22%
2016	869	18.02	to	18.02	15,662	0.85%	to	0.85%	2.40%	to	2.40%	5.85%	to	5.85%
2015	1,663	17.02	to	17.02	28,307	0.85%	to	0.85%	1.85%	to	1.85%	1.69%	to	1.69%
DWS Equity Dividend Fund
2019	11,479	18.06	to	18.84	211,109	0.35%	to	1.25%	1.83%	to	1.84%	27.83%	to	28.98%
2018	11,754	14.00	to	14.74	166,487	0.35%	to	1.25%	1.68%	to	1.82%	(4.43)%	to	(3.57)%
2017	14,669	14.52	to	15.42	216,014	0.35%	to	1.25%	1.72%	to	1.72%	17.77%	to	18.83%
2016	15,513	12.22	to	13.09	192,920	0.35%	to	1.25%	1.90%	to	1.91%	17.70%	to	18.76%
2015	18,543	10.29	to	11.12	193,407	0.35%	to	1.25%	2.10%	to	2.11%	(8.30)%	to	(7.51)%
DWS Capital Growth Fund
2019	286	47.04	to	47.04	13,464	1.25%	to	1.25%	0.06%	to	0.06%	34.90%	to	34.90%
2018	164	34.87	to	34.87	5,726	1.25%	to	1.25%	—	to	—	(3.38)%	to	(3.38)%
2017	52	36.09	to	36.74	1,867	1.05%	to	1.25%	0.00%	to	0.47%	24.38%	to	24.63%
2016	192	29.48	to	29.48	5,672	1.05%	to	1.05%	0.25%	to	0.25%	2.57%	to	2.57%
2015	79	28.35	to	28.35	2,235	1.25%	to	1.25%	0.42%	to	0.42%	6.73%	to	6.73%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
DWS Enhanced Emerging Markets Fixed Income
2019	1,008	$16.56	to	$16.92	$16,998	1.05%	to	1.25%	3.77%	to	4.03%	12.90%	to	13.12%
2018	1,541	14.67	to	14.96	23,000	1.05%	to	1.25%	2.00%	to	3.91%	(7.69)%	to	(7.51)%
2017	2,613	15.89	to	16.98	41,864	0.50%	to	1.25%	2.62%	to	3.61%	7.60%	to	8.41%
2016	2,436	14.77	to	15.66	36,341	0.50%	to	1.25%	4.50%	to	4.76%	7.80%	to	8.61%
2015	2,152	13.70	to	14.42	29,559	0.50%	to	1.25%	1.17%	to	4.51%	(8.11)%	to	(2.63)%
SSgA S&P 500 Index Fund
2019	73,036	29.09	to	34.86	2,347,796	—	to	1.25%	1.84%	to	1.85%	29.63%	to	31.26%
2018	71,150	22.44	to	26.55	1,754,402	—	to	1.25%	2.13%	to	2.16%	(5.81)%	to	(4.62)%
2017	68,755	23.83	to	27.84	1,802,515	—	to	1.25%	1.85%	to	2.19%	20.17%	to	21.68%
2016	87,026	19.83	to	32.62	1,888,109	—	to	1.25%	1.40%	to	1.41%	2.84%	to	10.38%
2015	84,924	17.96	to	31.72	1,658,134	—	to	1.25%	1.62%	to	1.95%	(2.73)%	to	0.02%
DWS Core Equity VIP
2019	604	28.61	to	28.61	17,274	0.70%	to	0.70%	2.05%	to	2.05%	29.39%	to	29.39%
2018	2,805	22.11	to	22.11	62,022	0.70%	to	0.70%	1.93%	to	1.93%	(6.35)%	to	(6.35)%
2017	3,758	23.61	to	23.61	88,730	0.70%	to	0.70%	1.23%	to	1.23%	20.18%	to	20.18%
2016	4,440	19.65	to	19.65	87,230	0.70%	to	0.70%	1.09%	to	1.09%	9.71%	to	9.71%
2015	11,428	17.91	to	17.91	204,647	0.70%	to	0.70%	0.84%	to	0.84%	4.54%	to	4.54%
DWS Global Growth Fund
2019	9,546	14.13	to	15.79	142,163	0.50%	to	1.25%	—	to	0.72%	29.58%	to	30.55%
2018	10,527	10.83	to	12.18	119,208	0.50%	to	1.25%	0.67%	to	0.81%	(18.15)%	to	(17.53)%
2017	10,451	13.13	to	14.89	143,447	0.50%	to	1.25%	0.05%	to	0.22%	23.56%	to	24.48%
2016	11,650	10.54	to	12.05	128,314	0.50%	to	1.25%	—	to	—	(1.20)%	to	(0.46)%
2015	11,490	10.59	to	12.20	127,154	0.50%	to	1.25%	—	to	—	(3.14)%	to	(2.36)%
Select Overseas Fund
2019	23,874	11.45	to	11.94	284,575	0.50%	to	1.25%	1.85%	to	2.00%	24.62%	to	28.79%
2018	1,403	9.19	to	9.27	12,999	1.05%	to	1.25%	0.02%	to	1.37%	(17.68)%	to	(16.91)%
2017	7,400	11.16	to	11.16	82,583	1.25%	to	1.25%	1.84%	to	1.84%	25.10%	to	25.10%
2016	6,863	8.92	to	8.92	61,229	1.25%	to	1.25%	2.02%	to	2.02%	0.91%	to	0.91%
MassMutual Select Total Return Bond Fund
2019	26,070	10.79	to	11.25	292,539	0.50%	to	1.25%	2.45%	to	2.76%	7.26%	to	18.21%
2018	24,142	9.52	to	10.06	250,561	—	to	1.25%	2.70%	to	4.30%	(2.86)%	to	(1.57)%
2017	25,452	9.80	to	10.22	266,657	—	to	1.25%	2.41%	to	2.70%	0.72%	to	1.73%
2016	24,085	10.05	to	10.25	246,653	0.50%	to	1.25%	2.22%	to	2.50%	1.26%	to	2.02%
MassMutual Blue Chip Growth Fund
2019	22	21.67	to	21.67	465	0.50%	to	0.50%	—	to	—	29.62%	to	29.62%
2018	595	16.72	to	16.72	9,948	0.50%	to	0.50%	—	to	—	7.13%	to	7.13%
Select T. Rowe Price/Frontier MC Gr II Fund
2019	6,942	18.33	to	18.85	130,831	0.75%	to	1.25%	—	to	—	28.83%	to	30.68%
2018	8,210	14.23	to	14.42	118,161	0.75%	to	1.05%	—	to	—	(4.59)%	to	(4.30)%
2017	4,093	14.80	to	15.07	60,815	0.75%	to	1.25%	—	to	—	22.64%	to	23.26%
2016	797	12.07	to	12.13	9,657	1.05%	to	1.25%	—	to	—	4.36%	to	4.57%
Select Western Strategic Bond Fund
2019	34,364	10.63	to	11.42	374,554	—	to	1.25%	2.84%	to	3.84%	7.59%	to	10.41%
2018	21,075	9.88	to	10.35	213,484	—	to	1.25%	—	to	2.41%	(4.45)%	to	0.06%
2017	19,674	10.34	to	10.79	207,288	—	to	1.05%	1.81%	to	2.51%	2.99%	to	4.01%
2016	14,354	10.04	to	10.04	144,112	—	to	—	2.56%	to	2.56%	1.93%	to	1.93%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
ClearBridge Appreciation Fund
2019	23,536	$24.29	to	$26.31	$594,718	0.35%	to	1.25%	1.16%	to	1.36%	28.21%	to	29.36%
2018	25,688	18.95	to	20.34	507,243	0.35%	to	1.25%	1.00%	to	1.11%	(3.40)%	to	(2.52)%
2017	22,338	19.61	to	20.87	453,599	0.35%	to	1.25%	0.80%	to	1.12%	18.03%	to	19.10%
2016	22,317	16.62	to	17.37	381,144	0.50%	to	1.25%	0.53%	to	1.00%	7.72%	to	8.53%
2015	19,210	15.43	to	16.12	304,323	0.35%	to	1.25%	—	to	1.22%	0.17%	to	1.06%
ClearBridge Aggressive Growth Fund
2019	1,746	23.35	to	23.95	40,165	0.75%	to	1.25%	0.55%	to	0.59%	22.63%	to	23.24%
2018	1,468	18.94	to	19.53	27,337	0.75%	to	1.25%	0.21%	to	0.22%	(9.12)%	to	(8.66)%
2017	3,548	20.26	to	21.49	70,595	0.35%	to	1.25%	—	to	0.26%	12.86%	to	13.88%
2016	4,439	17.83	to	19.04	78,033	0.50%	to	1.25%	0.29%	to	0.98%	4.40%	to	5.18%
2015	9,296	16.89	to	18.24	153,311	0.35%	to	1.25%	—	to	—	(5.61)%	to	(4.76)%
ClearBridge All Cap Value Fund
2019	1,553	17.22	to	19.10	29,638	0.50%	to	1.25%	0.04%	to	1.50%	21.00%	to	21.91%
2018	1,981	14.13	to	15.78	30,551	0.50%	to	1.25%	0.75%	to	0.76%	(15.76)%	to	(15.12)%
2017	1,446	16.64	to	18.74	27,082	0.50%	to	1.25%	0.75%	to	0.78%	15.67%	to	16.54%
2016	1,339	14.28	to	16.20	21,674	0.50%	to	1.25%	0.02%	to	1.02%	16.24%	to	17.11%
2015	1,973	12.20	to	13.93	26,449	0.50%	to	1.25%	1.13%	to	1.18%	(6.79)%	to	(6.12)%
ClearBridge Mid Cap Fund
2019	26,665	42.92	to	47.31	1,235,656	0.35%	to	1.25%	0.42%	to	0.44%	31.13%	to	32.32%
2018	25,788	32.73	to	35.75	907,012	0.35%	to	1.25%	0.17%	to	0.19%	(14.00)%	to	(13.22)%
2017	28,891	38.05	to	41.20	1,175,466	0.35%	to	1.25%	0.01%	to	0.02%	11.32%	to	12.32%
2016	25,961	34.18	to	36.68	937,351	0.35%	to	1.25%	0.16%	to	0.17%	7.06%	to	8.02%
2015	14,307	31.93	to	33.61	474,531	0.50%	to	1.25%	—	to	—	0.98%	to	1.75%
ClearBridge Small Cap Growth Fund
2019	29,861	24.60	to	32.57	882,706	0.35%	to	1.25%	—	to	—	23.67%	to	24.79%
2018	35,371	19.71	to	26.34	833,326	0.35%	to	1.25%	—	to	—	2.86%	to	3.80%
2017	38,588	18.99	to	25.60	881,118	0.35%	to	1.25%	—	to	—	23.41%	to	24.52%
2016	37,461	15.25	to	20.75	690,764	0.35%	to	1.25%	—	to	—	4.45%	to	5.39%
2015	34,767	14.47	to	19.86	610,536	0.35%	to	1.25%	—	to	—	(6.03)%	to	(5.16)%
Thornburg International Value Fund
2019	174,862	13.97	to	16.30	3,056,149	—	to	1.25%	1.14%	to	1.15%	26.79%	to	28.39%
2018	192,663	10.88	to	12.85	2,662,323	—	to	1.25%	0.87%	to	0.89%	(21.22)%	to	(20.22)%
2017	190,186	13.64	to	16.31	3,067,493	—	to	1.25%	—	to	0.62%	23.24%	to	24.78%
2016	233,356	18.99	to	20.94	2,966,546	—	to	1.25%	1.67%	to	1.74%	(3.93)%	to	(2.73)%
2015	243,464	19.76	to	21.52	3,205,278	—	to	1.25%	0.82%	to	0.84%	5.01%	to	6.28%
Thornburg Value Fund
2019	46,543	21.19	to	23.95	1,554,460	—	to	1.25%	0.38%	to	0.41%	27.26%	to	28.86%
2018	57,440	16.44	to	18.82	1,470,025	—	to	1.25%	0.22%	to	0.28%	(10.85)%	to	(9.72)%
2017	64,484	18.22	to	21.11	1,756,964	—	to	1.25%	—	to	0.54%	21.83%	to	23.35%
2016	68,110	30.76	to	33.00	1,458,855	0.35%	to	1.25%	0.46%	to	0.52%	5.42%	to	6.37%
2015	66,267	29.17	to	31.02	1,355,056	0.35%	to	1.25%	—	to	—	2.26%	to	3.20%
Thornburg Core Growth Fund
2019	29,883	20.71	to	24.28	781,071	0.35%	to	1.25%	—	to	—	27.12%	to	28.27%
2018	35,787	16.15	to	19.10	703,606	0.35%	to	1.25%	—	to	—	(3.94)%	to	(3.06)%
2017	36,684	16.66	to	19.89	739,407	0.35%	to	1.25%	—	to	—	22.26%	to	23.36%
2016	40,722	29.60	to	31.76	670,145	0.35%	to	1.25%	—	to	—	(3.55)%	to	(2.68)%
2015	51,978	30.69	to	32.64	899,194	0.35%	to	1.25%	—	to	—	1.50%	to	2.40%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Timothy Plan Large/Mid Cap Value Fund
2019	6,616	$26.19	to	$29.04	$177,348	—	to	1.05%	0.43%	to	0.53%	26.87%	to	27.78%
2018	8,434	20.49	to	22.89	178,134	—	to	1.25%	0.20%	to	0.30%	(10.04)%	to	(8.90)%
2017	7,050	22.78	to	25.12	165,136	—	to	1.25%	0.15%	to	0.16%	16.05%	to	17.51%
2016	13,227	19.63	to	21.38	269,592	—	to	1.25%	—	to	—	7.17%	to	8.52%
2015	11,954	18.32	to	19.70	224,711	—	to	1.25%	—	to	—	(3.30)%	to	(2.07)%
T. Rowe Price Growth Stock Fund, Inc.
2019	204,862	27.86	to	31.21	5,942,991	0.35%	to	1.25%	—	to	—	(41.96)%	to	28.51%
2018	266,819	21.68	to	53.78	6,155,694	—	to	1.25%	—	to	—	(9.25)%	to	(2.77)%
2017	338,330	22.30	to	59.26	7,932,181	—	to	1.25%	—	to	—	16.81%	to	31.33%
2016	419,429	16.98	to	50.73	7,409,846	—	to	1.25%	—	to	—	(1.30)%	to	(0.36)%
2015	383,646	17.04	to	51.40	6,778,840	—	to	1.25%	—	to	—	2.47%	to	8.95%
T. Rowe Price Equity Income Fund
2019	82,157	17.24	to	19.32	1,488,421	0.35%	to	1.25%	1.88%	to	1.88%	12.15%	to	24.34%
2018	83,530	13.87	to	17.23	1,224,605	0.15%	to	1.25%	1.60%	to	1.62%	(10.97)%	to	0.51%
2017	82,063	15.58	to	17.14	1,327,212	0.35%	to	1.25%	1.26%	to	1.46%	14.09%	to	15.12%
2016	96,677	13.65	to	31.35	1,401,191	—	to	1.25%	1.77%	to	1.88%	10.58%	to	17.16%
2015	110,158	11.65	to	28.35	1,352,843	—	to	1.25%	1.50%	to	1.53%	(13.22)%	to	(8.32)%
T. Rowe Price Retirement 2010 Fund
2019	67,215	15.57	to	18.01	1,122,472	—	to	1.25%	1.27%	to	1.90%	14.13%	to	15.57%
2018	69,065	13.64	to	15.59	1,006,301	—	to	1.25%	1.71%	to	1.74%	(5.29)%	to	(4.09)%
2017	71,104	14.40	to	16.25	1,084,602	—	to	1.25%	0.83%	to	1.80%	9.69%	to	11.07%
2016	101,616	13.13	to	14.63	1,385,182	—	to	1.25%	1.51%	to	1.52%	5.26%	to	6.58%
2015	109,595	12.47	to	13.73	1,416,298	—	to	1.25%	1.22%	to	1.52%	(2.47)%	to	(1.23)%
T. Rowe Price Retirement 2020 Fund
2019	678,284	17.22	to	19.93	12,445,805	—	to	1.25%	0.32%	to	1.65%	17.27%	to	18.74%
2018	709,408	14.69	to	16.78	11,061,079	—	to	1.25%	1.42%	to	1.43%	(6.61)%	to	(5.43)%
2017	673,649	15.73	to	17.75	11,181,063	—	to	1.25%	0.89%	to	1.32%	13.75%	to	15.18%
2016	741,534	13.83	to	15.41	10,771,505	—	to	1.25%	1.36%	to	1.40%	5.58%	to	6.90%
2015	721,797	13.10	to	14.41	9,874,538	—	to	1.25%	0.83%	to	1.52%	(2.13)%	to	(0.88)%
T. Rowe Price Retirement 2030 Fund
2019	785,498	18.57	to	21.49	15,550,101	—	to	1.25%	0.17%	to	1.45%	20.38%	to	21.89%
2018	789,352	15.43	to	17.63	12,947,880	—	to	1.25%	1.09%	to	1.20%	(7.91)%	to	(6.74)%
2017	727,171	16.75	to	18.90	12,866,488	—	to	1.25%	1.03%	to	1.03%	17.37%	to	18.84%
2016	687,905	14.27	to	15.91	10,265,894	—	to	1.25%	1.19%	to	1.24%	5.82%	to	7.15%
2015	604,603	13.49	to	14.85	8,485,704	—	to	1.25%	0.97%	to	1.25%	(1.76)%	to	(0.50)%
T. Rowe Price Retirement 2040 Fund
2019	427,115	19.48	to	22.54	8,834,545	—	to	1.25%	0.48%	to	1.21%	22.50%	to	24.04%
2018	430,921	15.90	to	18.17	7,264,231	—	to	1.25%	0.89%	to	0.91%	(8.89)%	to	(7.74)%
2017	398,556	17.45	to	19.69	7,316,835	—	to	1.25%	0.59%	to	0.87%	19.86%	to	21.37%
2016	374,849	14.56	to	16.23	5,685,127	—	to	1.25%	0.91%	to	1.07%	5.60%	to	6.39%
2015	353,591	13.76	to	15.15	5,035,628	—	to	1.25%	0.70%	to	1.19%	(1.61)%	to	(0.34)%
T. Rowe Price Retirement 2050 Fund
2019	205,564	19.59	to	22.66	4,248,997	—	to	1.25%	0.04%	to	1.11%	23.13%	to	24.67%
2018	198,308	15.91	to	18.18	3,320,040	—	to	1.25%	0.79%	to	0.96%	(9.12)%	to	(7.97)%
2017	192,835	17.50	to	19.75	3,520,437	—	to	1.25%	0.68%	to	0.94%	20.21%	to	21.72%
2016	177,111	14.56	to	16.23	2,673,322	—	to	1.25%	1.03%	to	1.43%	5.86%	to	7.19%
2015	154,336	13.76	to	15.14	2,186,835	—	to	1.25%	0.96%	to	1.74%	(1.54)%	to	(0.27)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
T. Rowe Price Retirement Balanced Fund
2019	57,698	$14.86	to	$17.19	$909,108	—	to	1.25%	1.37%	to	1.52%	13.33%	to	14.75%
2018	58,198	13.11	to	14.98	805,122	—	to	1.25%	1.29%	to	1.33%	(4.98)%	to	(3.78)%
2017	31,360	13.80	to	15.57	443,981	—	to	1.25%	0.74%	to	0.85%	8.45%	to	9.81%
2016	47,698	12.72	to	14.18	618,526	—	to	1.25%	1.10%	to	1.24%	4.64%	to	5.95%
2015	40,620	12.16	to	13.38	509,845	—	to	1.25%	1.11%	to	1.25%	(2.43)%	to	(1.26)%
UBS Global Allocation Fund
2019	657	13.91	to	15.01	9,502	0.50%	to	1.25%	2.93%	to	4.37%	17.26%	to	18.14%
2018	340	11.78	to	12.80	4,047	0.50%	to	1.25%	—	to	—	(8.88)%	to	(8.19)%
2017	284	12.83	to	14.05	3,758	0.50%	to	1.25%	0.98%	to	1.19%	15.21%	to	16.07%
2016	492	11.05	to	12.20	5,659	0.50%	to	1.25%	2.38%	to	3.38%	0.13%	to	0.89%
2015	270	10.95	to	12.18	2,995	0.50%	to	1.25%	2.47%	to	2.74%	(3.17)%	to	(2.45)%
UBS US Allocation Fund
2019	237	20.59	to	20.59	4,884	0.85%	to	0.85%	0.38%	to	0.38%	22.38%	to	22.38%
2018	580	16.83	to	16.83	9,757	0.85%	to	0.85%	1.05%	to	1.05%	(8.68)%	to	(8.68)%
2017	557	17.59	to	18.42	10,254	0.85%	to	1.25%	—	to	0.54%	14.01%	to	14.47%
2016	556	15.43	to	15.43	8,582	1.25%	to	1.25%	1.49%	to	1.49%	4.92%	to	4.92%
2015	5	14.71	to	14.71	79	1.25%	to	1.25%	—	to	—	(2.20)%	to	(2.20)%
Vanguard Small-Cap Index Fund
2019	234,331	15.68	to	15.68	3,675,302	—	to	—	1.46%	to	1.46%	27.37%	to	27.37%
2018	267,809	12.31	to	12.31	3,297,845	—	to	—	1.40%	to	1.40%	(9.31)%	to	(9.31)%
2017	317,171	13.58	to	13.58	4,306,819	—	to	—	1.43%	to	1.43%	16.24%	to	16.24%
2016	349,132	11.68	to	11.68	4,078,564	—	to	—	1.58%	to	1.58%	18.30%	to	18.30%
2015	486,129	9.87	to	9.87	4,800,347	—	to	—	1.44%	to	1.44%	(3.66)%	to	(3.66)%
Vanguard Mid-Cap Index Fund
2019	147,569	16.21	to	16.21	2,391,473	—	to	—	1.58%	to	1.58%	31.03%	to	31.03%
2018	168,540	12.37	to	12.37	2,084,480	—	to	—	1.55%	to	1.55%	(9.23)%	to	(9.23)%
2017	201,214	13.63	to	13.63	2,741,648	—	to	—	1.43%	to	1.43%	19.25%	to	19.25%
2016	226,414	11.43	to	11.43	2,586,961	—	to	—	1.45%	to	1.45%	11.22%	to	11.22%
2015	324,755	10.27	to	10.27	3,336,193	—	to	—	1.51%	to	1.51%	(1.32)%	to	(1.32)%
Vanguard Total Bond Market Index Fund
2019	104,365	11.85	to	11.85	1,236,887	—	to	—	2.78%	to	2.78%	8.73%	to	8.73%
2018	99,020	10.90	to	10.90	1,079,328	—	to	—	2.78%	to	2.78%	(0.02)%	to	(0.02)%
2017	108,096	10.90	to	10.90	1,178,522	—	to	—	2.51%	to	2.51%	3.55%	to	3.55%
2016	125,737	10.53	to	10.53	1,323,802	—	to	—	2.43%	to	2.43%	2.59%	to	2.59%
2015	207,282	10.26	to	10.26	2,127,170	—	to	—	2.45%	to	2.45%	0.41%	to	0.41%
Vanguard Total Stock Market Index Fund
2019	137,930	17.55	to	17.55	2,421,284	—	to	—	1.91%	to	1.91%	30.81%	to	30.81%
2018	162,879	13.42	to	13.42	2,185,872	—	to	—	1.78%	to	1.78%	(5.17)%	to	(5.17)%
2017	201,571	14.15	to	14.15	2,852,647	—	to	—	1.84%	to	1.84%	21.17%	to	21.17%
2016	225,970	11.68	to	11.68	2,639,236	—	to	—	1.97%	to	1.97%	12.66%	to	12.66%
2015	370,194	10.37	to	10.37	3,837,698	—	to	—	2.03%	to	2.03%	0.36%	to	0.36%
Victory Diversified Stock Fund
2019	17,844	17.52	to	25.86	463,610	—	to	1.25%	0.39%	to	0.40%	20.74%	to	27.64%
2018	29,282	14.51	to	20.26	605,284	—	to	1.25%	0.37%	to	0.37%	(23.79)%	to	(14.44)%
2017	29,771	23.68	to	25.52	697,678	—	to	1.25%	0.57%	to	0.58%	25.75%	to	27.32%
2016	30,808	18.42	to	18.83	583,040	—	to	1.25%	1.27%	to	1.28%	1.26%	to	2.45%
2015	46,256	18.19	to	18.38	814,434	—	to	1.25%	0.58%	to	0.60%	(11.87)%	to	(4.13)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Victory Special Value Fund
2019	56,796	$20.65	to	$24.51	$1,155,695	—	to	1.25%	0.13%	to	0.38%	26.49%	to	28.08%
2018	65,616	16.33	to	19.14	1,041,397	—	to	1.25%	0.10%	to	0.13%	(14.41)%	to	(13.33)%
2017	71,870	19.08	to	22.08	1,341,913	—	to	1.25%	0.38%	to	0.39%	24.59%	to	26.15%
2016	80,035	15.31	to	22.05	1,183,326	—	to	1.25%	1.10%	to	1.14%	2.55%	to	2.70%
2015	87,044	14.93	to	21.47	1,265,202	—	to	1.25%	0.31%	to	0.32%	(4.72)%	to	(3.85)%
Victory Sycamore Small Company Opportunity Fund
2019	127,715	26.68	to	30.87	3,676,005	—	to	1.25%	0.27%	to	0.45%	(17.65)%	to	24.94%
2018	178,923	21.36	to	37.49	4,145,915	—	to	1.25%	0.24%	to	0.31%	(19.76)%	to	(9.69)%
2017	207,297	23.65	to	46.72	5,267,377	—	to	1.25%	0.43%	to	0.63%	5.94%	to	10.10%
2016	211,004	21.48	to	23.94	4,820,539	—	to	1.25%	0.30%	to	0.31%	28.05%	to	29.65%
2015	199,145	16.78	to	18.46	3,532,248	—	to	1.25%	0.12%	to	0.13%	(1.96)%	to	(0.73)%
Victory Sycamore Established Value Fund
2019	172,419	49.65	to	56.84	9,739,926	—	to	1.25%	1.12%	to	1.16%	26.77%	to	71.97%
2018	204,705	33.05	to	39.16	9,013,493	—	to	1.25%	0.94%	to	0.98%	(18.56)%	to	(11.35)%
2017	201,700	40.58	to	44.18	9,906,657	—	to	1.25%	0.64%	to	0.68%	12.22%	to	14.23%
2016	157,055	38.68	to	42.65	6,673,214	—	to	1.25%	0.58%	to	0.60%	19.16%	to	20.66%
2015	136,074	32.46	to	35.35	4,792,335	—	to	1.25%	0.85%	to	1.17%	(0.56)%	to	0.70%
Invesco Small Cap Discovery Fund
2019	67,627	25.44	to	25.56	1,649,731	—	to	1.25%	—	to	—	26.94%	to	28.53%
2018	76,661	19.88	to	20.05	1,461,569	—	to	1.25%	—	to	—	(6.53)%	to	(5.35)%
2017	89,885	21.01	to	21.45	1,838,849	—	to	1.25%	—	to	—	22.61%	to	24.15%
2016	99,178	16.92	to	17.49	1,641,421	—	to	1.25%	—	to	—	2.21%	to	3.50%
2015	117,396	16.23	to	17.11	1,889,192	0.15%	to	1.25%	—	to	—	(1.94)%	to	(0.83)%
Invesco Comstock Fund
2019	214,500	26.18	to	32.84	5,493,747	—	to	1.25%	2.02%	to	2.12%	23.79%	to	25.34%
2018	222,271	21.15	to	26.20	4,706,112	—	to	1.25%	1.42%	to	1.46%	(13.33)%	to	(12.24)%
2017	224,281	24.41	to	29.86	5,683,338	—	to	1.25%	1.35%	to	1.49%	16.31%	to	17.77%
2016	254,273	20.98	to	23.67	5,622,931	—	to	1.25%	2.22%	to	2.23%	9.18%	to	16.37%
2015	286,161	18.03	to	21.68	5,547,333	—	to	1.25%	1.33%	to	1.33%	(15.05)%	to	(7.10)%
Invesco Equity and Income Fund
2019	609,571	10.29	to	26.95	14,148,534	—	to	1.25%	—	to	1.90%	12.83%	to	18.58%
2018	655,677	9.12	to	22.73	13,233,277	—	to	1.25%	1.91%	to	1.96%	(16.79)%	to	(10.78)%
2017	725,739	10.96	to	25.48	16,868,501	—	to	1.25%	1.92%	to	1.93%	3.79%	to	9.51%
2016	820,244	23.26	to	28.02	17,239,276	—	to	1.25%	1.80%	to	1.80%	13.41%	to	14.83%
2015	910,071	20.51	to	24.40	17,157,629	—	to	1.25%	2.03%	to	3.18%	(3.56)%	to	(2.34)%
Invesco Growth and Income Fund
2019	117,029	19.89	to	22.22	2,429,847	0.50%	to	1.25%	1.86%	to	1.89%	23.69%	to	24.62%
2018	121,598	15.96	to	17.97	2,047,819	0.50%	to	1.25%	1.44%	to	1.48%	(14.54)%	to	(13.90)%
2017	144,715	18.54	to	21.02	2,857,190	0.50%	to	1.25%	1.60%	to	1.69%	12.80%	to	13.64%
2016	177,681	16.31	to	18.64	3,119,062	0.50%	to	1.25%	1.78%	to	1.82%	18.33%	to	19.22%
2015	184,220	14.29	to	15.75	2,724,940	—	to	1.25%	1.51%	to	1.51%	(4.36)%	to	(3.15)%
Invesco Mid Cap Growth Fund
2019	50,462	25.39	to	27.93	1,358,880	0.50%	to	1.25%	—	to	—	32.43%	to	33.42%
2018	54,588	19.03	to	21.09	1,104,522	0.50%	to	1.25%	—	to	—	(6.98)%	to	(6.27)%
2017	62,227	20.31	to	22.67	1,321,160	0.50%	to	1.25%	—	to	—	20.70%	to	21.60%
2016	86,967	16.70	to	18.78	1,509,011	0.50%	to	1.25%	—	to	—	(0.78)%	to	(0.04)%
2015	86,340	16.71	to	18.93	1,514,194	0.50%	to	1.25%	—	to	—	(0.05)%	to	0.70%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Quality Income Fund
2019	70	$13.26	to	$13.68	$938	0.75%	to	1.25%	3.75%	to	3.94%	4.66%	to	5.19%
2018	57	12.67	to	13.00	734	0.75%	to	1.25%	3.94%	to	3.97%	(1.40)%	to	(0.90)%
2017	41	12.85	to	13.47	531	0.50%	to	1.25%	1.53%	to	3.28%	0.71%	to	1.46%
2016	207	12.76	to	13.28	2,741	0.50%	to	1.25%	1.06%	to	3.27%	1.22%	to	1.98%
2015	34	12.74	to	13.02	436	0.50%	to	0.75%	0.20%	to	4.08%	(0.34)%	to	0.67%
Invesco Small Cap Value Fund
2019	17,812	44.58	to	51.04	831,670	—	to	1.25%	—	to	—	30.41%	to	32.05%
2018	22,125	34.18	to	38.65	793,819	—	to	1.25%	—	to	—	(26.22)%	to	(25.29)%
2017	26,069	46.33	to	51.73	1,266,956	—	to	1.25%	—	to	—	16.82%	to	18.28%
2016	30,440	39.66	to	43.74	1,249,862	—	to	1.25%	0.06%	to	0.21%	16.81%	to	18.27%
2015	36,213	33.96	to	36.98	1,284,412	—	to	1.25%	0.04%	to	0.04%	(9.95)%	to	(8.83)%
Invesco American Value Fund
2019	2,592	42.30	to	44.65	111,747	0.75%	to	1.25%	—	to	—	23.07%	to	23.69%
2018	2,468	34.37	to	36.10	86,329	0.75%	to	1.25%	0.24%	to	0.38%	(13.92)%	to	(13.49)%
2017	2,510	39.93	to	43.23	102,037	0.35%	to	1.25%	—	to	0.17%	8.09%	to	9.07%
2016	19,478	36.94	to	40.73	773,076	—	to	1.25%	0.23%	to	0.24%	14.26%	to	15.69%
2015	21,482	32.33	to	35.21	736,757	—	to	1.25%	0.02%	to	0.02%	(10.10)%	to	(8.95)%
Invesco Value Opportunities Fund
2019	28,306	17.75	to	19.20	542,446	0.35%	to	1.25%	—	to	—	28.26%	to	29.42%
2018	31,223	13.84	to	14.83	462,754	0.35%	to	1.25%	—	to	—	(20.71)%	to	(19.99)%
2017	35,418	17.45	to	18.54	656,220	0.35%	to	1.25%	—	to	—	15.65%	to	16.69%
2016	34,991	15.09	to	15.89	555,627	0.35%	to	1.25%	0.17%	to	0.18%	16.55%	to	17.60%
2015	38,806	12.95	to	13.51	523,922	0.35%	to	1.25%	0.89%	to	0.91%	(11.55)%	to	(10.77)%
Invesco Diversified Dividend Fund
2019	28,124	15.40	to	21.15	528,353	0.35%	to	1.25%	2.42%	to	2.48%	23.67%	to	24.79%
2018	26,575	12.34	to	17.10	393,448	0.35%	to	1.25%	1.75%	to	2.17%	(8.90)%	to	(8.07)%
2017	40,530	13.42	to	18.77	644,486	0.35%	to	1.25%	1.75%	to	1.88%	6.90%	to	7.87%
2016	47,798	12.44	to	17.56	673,717	0.35%	to	1.25%	1.68%	to	1.80%	12.91%	to	13.93%
2015	50,262	10.92	to	15.55	603,712	0.35%	to	1.25%	1.52%	to	1.79%	0.53%	to	1.42%
Invesco American Franchise Fund
2019	25,357	24.49	to	26.95	656,577	0.15%	to	1.25%	—	to	—	34.82%	to	36.31%
2018	34,868	18.16	to	19.77	669,484	0.15%	to	1.25%	—	to	—	(4.98)%	to	(2.63)%
2017	34,719	19.11	to	20.30	689,526	0.35%	to	1.25%	—	to	—	25.53%	to	26.66%
2016	45,792	15.23	to	16.03	719,840	0.35%	to	1.25%	—	to	—	0.75%	to	1.66%
2015	45,069	15.11	to	15.77	700,456	0.35%	to	1.25%	—	to	—	3.66%	to	4.57%
Invesco Global Core Equity Fund
2019	3,514	14.42	to	15.40	51,084	0.50%	to	1.25%	—	to	1.37%	20.61%	to	22.98%
2018	4,047	11.73	to	12.77	48,668	0.15%	to	1.25%	1.13%	to	1.16%	(15.96)%	to	(13.01)%
2017	3,662	13.96	to	14.68	51,522	0.50%	to	1.25%	0.94%	to	1.01%	21.31%	to	22.22%
2016	3,226	11.50	to	12.01	37,292	0.50%	to	1.25%	1.05%	to	1.07%	5.38%	to	6.17%
2015	2,838	10.92	to	11.31	31,098	0.50%	to	1.25%	0.68%	to	0.70%	(3.40)%	to	(2.67)%
Vanguard 500 Index Fund
2019	276,805	17.96	to	17.96	4,970,765	—	to	—	2.03%	to	2.03%	31.46%	to	31.46%
2018	328,297	13.66	to	13.66	4,484,724	—	to	—	1.84%	to	1.84%	(4.43)%	to	(4.43)%
2017	379,024	14.29	to	14.29	5,417,551	—	to	—	1.91%	to	1.91%	21.79%	to	21.79%
2016	446,724	11.74	to	11.74	5,242,992	—	to	—	2.11%	to	2.11%	11.93%	to	11.93%
2015	547,133	10.49	to	10.49	5,737,202	—	to	—	2.13%	to	2.13%	1.41%	to	1.41%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Wells Fargo International Equity Fund
2019	6,619	$10.79	to	$12.98	$71,232	0.50%	to	1.25%	2.20%	to	2.36%	0.89%	to	13.58%
2018	8,779	10.70	to	11.43	83,074	—	to	1.25%	3.15%	to	4.27%	(19.85)%	to	(18.21)%
2017	8,321	13.35	to	13.97	95,370	—	to	1.25%	3.88%	to	4.18%	20.05%	to	22.54%
2016	5,599	11.12	to	11.40	67,873	—	to	1.25%	2.76%	to	3.47%	1.28%	to	2.98%
2015	5,280	10.98	to	11.07	61,695	—	to	1.25%	1.28%	to	1.38%	1.00%	to	1.01%
Wells Fargo Core Bond Fund
2019	7,328	12.16	to	13.05	91,602	0.50%	to	1.25%	2.12%	to	2.21%	6.78%	to	7.58%
2018	6,983	11.38	to	12.13	81,341	0.50%	to	1.25%	2.27%	to	2.36%	(1.89)%	to	(1.15)%
2017	9,426	11.60	to	12.28	112,358	0.50%	to	1.25%	0.21%	to	1.67%	1.88%	to	2.64%
2016	7,805	11.39	to	11.84	91,109	0.65%	to	1.25%	1.33%	to	1.38%	1.14%	to	1.75%
2015	6,573	11.26	to	11.64	75,629	0.65%	to	1.25%	1.41%	to	1.56%	(1.04)%	to	(0.42)%
Columbia Seligman Communications and Information Fund
2019	11,140	47.23	to	52.57	539,910	—	to	1.25%	—	to	—	52.02%	to	53.93%
2018	14,872	30.68	to	34.58	462,194	—	to	1.25%	—	to	—	(8.92)%	to	(7.77)%
2017	16,838	33.27	to	37.97	569,626	—	to	1.25%	—	to	—	32.40%	to	34.06%
2016	14,564	22.70	to	28.68	359,214	0.35%	to	1.25%	—	to	—	13.95%	to	14.98%
2015	12,070	21.98	to	25.17	260,279	0.15%	to	1.25%	—	to	—	7.78%	to	8.98%
Columbia Seligman Global Technology Fund
2019	11,157	39.99	to	44.81	479,123	0.35%	to	1.25%	—	to	—	52.94%	to	54.32%
2018	12,540	26.15	to	29.04	347,867	0.35%	to	1.25%	—	to	—	(9.92)%	to	(9.10)%
2017	10,741	29.03	to	31.94	329,955	0.35%	to	1.25%	—	to	—	32.83%	to	34.02%
2016	10,374	21.85	to	23.83	237,775	0.35%	to	1.25%	—	to	—	14.98%	to	16.01%
2015	10,604	19.01	to	20.54	208,727	0.35%	to	1.25%	—	to	—	8.54%	to	9.50%
Columbia Select Small Cap Value Fund
2019	29	13.06	to	13.06	379	0.75%	to	0.75%	0.03%	to	0.03%	17.35%	to	18.17%
2018	2,770	11.05	to	11.13	30,786	0.50%	to	0.75%	0.14%	to	0.16%	(14.00)%	to	(13.79)%
2017	2,732	12.85	to	12.91	35,228	0.50%	to	0.75%	—	to	—	12.06%	to	12.34%
2016	1,773	11.47	to	11.49	20,340	0.50%	to	0.75%	—	to	—	14.67%	to	14.89%
TIAA-CREF Large Cap Value Index Fund
2019	125,065	22.40	to	24.74	3,064,898	—	to	1.25%	2.61%	to	2.65%	24.53%	to	26.09%
2018	118,942	17.99	to	19.62	2,316,667	—	to	1.25%	1.74%	to	2.19%	(9.67)%	to	(8.53)%
2017	111,991	19.91	to	21.45	2,384,575	—	to	1.25%	2.29%	to	10.09%	11.90%	to	13.30%
2016	93,557	17.80	to	18.93	1,767,868	—	to	1.25%	1.99%	to	2.79%	15.54%	to	16.99%
2015	48,408	15.40	to	16.19	782,757	—	to	1.25%	2.19%	to	2.49%	(5.27)%	to	(4.69)%
TIAA-CREF Large Cap Growth Fund
2019	105,867	29.51	to	32.60	3,403,983	—	to	1.25%	0.76%	to	0.92%	34.26%	to	35.95%
2018	112,286	21.98	to	23.98	2,658,997	—	to	1.25%	0.98%	to	1.30%	(3.03)%	to	(1.81)%
2017	100,884	22.67	to	24.42	2,442,408	—	to	1.25%	1.10%	to	1.90%	28.18%	to	29.79%
2016	96,529	17.69	to	18.82	1,807,535	—	to	1.25%	2.40%	to	3.94%	5.43%	to	6.75%
2015	6,283	16.77	to	17.63	109,233	—	to	1.25%	—	to	2.16%	(0.75)%	to	3.99%
TIAA-CREF Bond Index Fund
2019	23,625	11.00	to	11.68	271,649	0.50%	to	1.25%	2.39%	to	2.44%	6.78%	to	7.59%
2018	22,509	10.30	to	10.86	241,725	0.50%	to	1.25%	2.45%	to	2.47%	(1.60)%	to	(0.86)%
2017	19,862	10.47	to	10.95	215,584	0.50%	to	1.25%	2.14%	to	2.15%	1.88%	to	2.65%
2016	16,200	10.28	to	10.67	170,943	0.50%	to	1.25%	2.02%	to	2.14%	0.87%	to	1.62%
2015	4,415	10.19	to	10.50	46,273	0.50%	to	1.25%	2.00%	to	2.02%	(0.97)%	to	(0.21)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
TIAA-CREF Equity Index Fund
2019	138,405	$25.53	to	$28.20	$3,839,136	—	to	1.25%	1.29%	to	1.67%	28.96%	to	30.59%
2018	146,888	19.80	to	21.60	3,120,220	—	to	1.25%	1.28%	to	1.54%	(6.72)%	to	(5.54)%
2017	136,281	21.22	to	22.86	3,072,235	—	to	1.25%	1.59%	to	1.62%	19.36%	to	20.86%
2016	112,515	17.78	to	18.92	2,107,412	—	to	1.25%	1.91%	to	3.98%	11.06%	to	12.45%
2015	21,113	16.01	to	16.01	344,545	1.25%	to	1.25%	2.81%	to	2.81%	(1.05)%	to	(1.05)%
MM MSCI EAFE® International Index Fund
2019	35,142	11.06	to	11.87	404,866	—	to	1.25%	—	to	3.35%	19.85%	to	21.35%
2018	33,674	9.23	to	9.78	321,221	—	to	1.25%	2.27%	to	2.90%	(15.11)%	to	(14.04)%
2017	28,659	10.87	to	11.38	319,246	—	to	1.25%	2.82%	to	5.11%	22.98%	to	24.52%
2016	48,986	8.84	to	9.14	441,669	—	to	1.25%	5.11%	to	8.54%	(0.54)%	to	0.71%
2015	588	9.00	to	9.07	5,300	—	to	0.50%	2.15%	to	2.15%	(9.56)%	to	1.47%
MassMutual RetireSMARTSM by JPMorgan 2015 Fund+
2019	—	10.60	to	11.61	—	—	to	—	0.04%	to	0.04%	(6.09)%	to	9.08%
2018	33,491	10.65	to	11.29	374,875	—	to	1.25%	2.72%	to	2.78%	(4.83)%	to	(3.62)%
2017	42,990	11.19	to	11.72	497,712	—	to	1.25%	3.36%	to	3.39%	9.72%	to	11.10%
2016	37,120	10.20	to	10.55	387,813	—	to	1.25%	2.02%	to	2.03%	4.34%	to	5.65%
2015	32,659	9.77	to	9.98	323,998	—	to	1.25%	1.35%	to	2.10%	(3.64)%	to	(1.56)%
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
2019	29,200	12.42	to	12.97	371,608	0.50%	to	1.25%	2.19%	to	2.90%	14.65%	to	15.51%
2018	30,454	10.84	to	11.22	335,458	0.50%	to	1.25%	2.30%	to	2.65%	(5.41)%	to	(4.70)%
2017	78,015	11.46	to	11.78	907,903	0.50%	to	1.25%	1.77%	to	3.23%	12.00%	to	12.84%
2016	85,558	10.23	to	10.44	886,220	0.50%	to	1.25%	1.92%	to	2.29%	4.64%	to	5.43%
2015	89,207	9.77	to	9.90	878,937	0.50%	to	1.25%	4.47%	to	4.82%	(3.70)%	to	(2.93)%
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
2019	92,001	12.94	to	13.90	1,228,382	—	to	1.25%	2.24%	to	2.74%	17.46%	to	18.94%
2018	76,907	11.02	to	11.69	867,779	—	to	1.25%	2.70%	to	2.75%	(6.22)%	to	(5.03)%
2017	117,785	11.75	to	12.31	1,409,793	—	to	1.25%	2.77%	to	3.18%	14.19%	to	15.62%
2016	109,449	10.29	to	10.64	1,143,994	—	to	1.25%	1.89%	to	2.69%	5.40%	to	6.73%
2015	73,990	9.76	to	9.76	727,350	1.25%	to	1.25%	1.94%	to	1.94%	(3.82)%	to	(3.82)%
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
2019	129,179	13.24	to	13.81	1,749,601	0.50%	to	1.25%	1.87%	to	2.14%	19.45%	to	20.35%
2018	126,658	11.08	to	11.48	1,431,943	0.50%	to	1.25%	2.63%	to	3.23%	(7.02)%	to	(6.31)%
2017	128,230	11.92	to	12.25	1,554,723	0.50%	to	1.25%	3.58%	to	3.65%	15.81%	to	16.68%
2016	111,724	10.29	to	10.50	1,163,890	0.50%	to	1.25%	1.91%	to	2.11%	5.59%	to	6.38%
2015	90,893	9.74	to	9.87	891,961	0.50%	to	1.25%	1.95%	to	2.03%	(3.99)%	to	(3.23)%
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
2019	97,208	13.41	to	14.41	1,343,816	—	to	1.25%	1.98%	to	2.11%	20.92%	to	22.44%
2018	85,629	11.09	to	11.77	972,280	—	to	1.25%	2.56%	to	2.81%	(7.92)%	to	(6.76)%
2017	101,560	12.05	to	12.62	1,242,485	—	to	1.25%	4.16%	to	4.71%	16.91%	to	18.38%
2016	66,856	10.30	to	10.66	696,647	—	to	1.25%	1.52%	to	3.08%	5.68%	to	7.01%
2015	62,444	9.75	to	9.75	612,319	1.25%	to	1.25%	2.18%	to	2.18%	(4.03)%	to	(4.03)%
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
2019	110,751	13.52	to	14.11	1,539,147	0.50%	to	1.25%	1.94%	to	2.01%	22.32%	to	23.24%
2018	89,889	11.05	to	11.45	1,015,798	0.50%	to	1.25%	2.64%	to	2.72%	(8.61)%	to	(7.92)%
2017	89,616	12.10	to	12.44	1,103,003	0.50%	to	1.25%	2.92%	to	3.60%	17.33%	to	18.21%
2016	79,706	10.31	to	10.52	830,541	0.50%	to	1.25%	1.71%	to	1.95%	5.60%	to	6.39%
2015	66,135	9.76	to	9.89	648,939	0.50%	to	1.25%	1.64%	to	2.53%	(4.00)%	to	(3.24)%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
2019	58,841	$13.65	to	$14.65	$825,109	—	to	1.25%	1.93%	to	2.65%	23.28%	to	24.83%
2018	51,189	11.07	to	11.74	579,239	—	to	1.25%	1.97%	to	2.75%	(8.94)%	to	(7.78)%
2017	60,596	12.16	to	12.73	750,796	—	to	1.25%	2.40%	to	3.54%	17.66%	to	19.13%
2016	53,406	10.33	to	10.69	559,754	—	to	1.25%	1.54%	to	1.74%	5.53%	to	6.85%
2015	43,087	9.79	to	10.00	425,344	—	to	1.25%	1.58%	to	2.42%	(3.92)%	to	(1.34)%
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
2019	41,285	13.81	to	14.42	577,832	0.50%	to	1.25%	1.68%	to	1.86%	23.15%	to	24.08%
2018	37,808	11.22	to	11.62	428,511	0.50%	to	1.25%	2.44%	to	2.88%	(8.61)%	to	(7.92)%
2017	37,588	12.27	to	12.62	466,684	0.50%	to	1.25%	3.11%	to	3.73%	18.84%	to	19.73%
2016	38,741	10.33	to	10.54	403,725	0.50%	to	1.25%	1.51%	to	1.55%	5.69%	to	6.48%
2015	35,190	9.77	to	9.87	345,634	0.65%	to	1.25%	1.33%	to	1.79%	(4.19)%	to	(3.58)%
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund+
2019	43,864	11.61	to	12.47	539,250	—	to	1.25%	2.18%	to	2.50%	13.16%	to	14.58%
2018	2,072	10.26	to	10.89	22,307	—	to	1.25%	2.97%	to	7.45%	(5.52)%	to	(4.33)%
2017	1,920	10.86	to	11.38	21,638	—	to	1.25%	—	to	1.58%	7.68%	to	9.03%
2016	1,437	10.23	to	10.44	14,933	—	to	0.75%	2.36%	to	3.71%	4.05%	to	4.83%
2015	1,070	9.75	to	9.96	10,630	—	to	1.25%	—	to	3.13%	(3.41)%	to	(1.42)%
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
2019	17,526	13.86	to	14.47	247,542	0.50%	to	1.25%	2.05%	to	2.10%	23.25%	to	24.17%
2018	11,450	11.25	to	11.65	130,742	0.50%	to	1.25%	2.71%	to	4.13%	(8.55)%	to	(7.86)%
2017	12,149	12.30	to	12.64	151,077	0.50%	to	1.25%	4.47%	to	5.71%	18.87%	to	19.76%
2016	8,896	10.34	to	10.51	92,779	0.65%	to	1.25%	0.30%	to	1.58%	5.71%	to	6.35%
2015	6,115	9.79	to	9.89	60,120	0.65%	to	1.25%	1.50%	to	2.03%	(4.06)%	to	(3.45)%
American Century Heritage Fund
2019	53,715	16.67	to	18.45	930,695	—	to	1.25%	—	to	—	19.73%	to	33.46%
2018	54,740	12.49	to	15.41	706,247	—	to	1.25%	—	to	—	(25.95)%	to	(6.62)%
2017	54,411	13.38	to	20.81	746,230	—	to	1.25%	—	to	—	10.34%	to	20.02%
2016	55,280	11.15	to	18.86	626,040	—	to	1.25%	—	to	—	(5.65)%	to	1.73%
2015	62,926	10.96	to	19.99	697,288	—	to	1.25%	—	to	—	(10.60)%	to	0.34%
ClearBridge Small Cap Value Fund
2019	210	16.08	to	19.22	3,904	0.65%	to	1.05%	0.96%	to	1.38%	27.20%	to	27.71%
2018	109	12.64	to	15.05	1,532	0.65%	to	1.05%	0.22%	to	0.23%	(22.44)%	to	(22.13)%
2017	101	18.03	to	19.33	1,811	0.65%	to	1.25%	—	to	—	9.17%	to	9.83%
2016	152	14.90	to	17.60	2,561	0.65%	to	1.05%	—	to	—	23.15%	to	23.64%
2015	134	13.44	to	14.23	1,812	0.65%	to	1.25%	—	to	—	(10.87)%	to	(10.32)%
North Square Oak Ridge Small Cap Growth Fund+
2019	26,144	13.53	to	13.96	361,992	0.65%	to	1.25%	—	to	—	20.88%	to	21.61%
2018	44,287	11.19	to	11.48	503,664	0.65%	to	1.25%	—	to	—	(7.78)%	to	(7.22)%
2017	44,345	12.00	to	12.43	543,890	0.50%	to	1.25%	—	to	—	2.07%	to	18.37%
2016	57,679	10.33	to	10.47	601,030	0.50%	to	1.25%	—	to	—	0.88%	to	1.49%
2015	60,783	10.24	to	10.33	625,093	0.50%	to	1.25%	—	to	—	(5.79)%	to	(5.11)%
Invesco Oppenheimer Corporate Bond Fund+
2019	696	11.16	to	11.16	7,768	1.25%	to	1.25%	3.02%	to	3.02%	9.99%	to	9.99%
2018	147	10.14	to	10.14	1,490	1.25%	to	1.25%	3.13%	to	3.13%	(5.37)%	to	(5.37)%
2017	4	10.72	to	10.72	40	1.25%	to	1.25%	0.16%	to	0.16%	4.84%	to	4.84%
MassMutual Premier Strategic Emerging Markets Fund
2019	582	14.87	to	14.87	8,659	1.25%	to	1.25%	0.13%	to	0.13%	23.18%	to	23.18%
2018	538	12.07	to	12.07	6,498	1.25%	to	1.25%	0.23%	to	0.23%	(15.45)%	to	(15.45)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MassMutual Premier Small Cap Opportunities Fund
2019	23,403	$14.18	to	$14.99	$343,450	—	to	1.05%	—	to	—	24.44%	to	25.15%
2018	15,535	12.05	to	11.33	184,759	—	to	1.05%	0.03%	to	0.03%	(20.10)%	to	(11.79)%
2017	12,321	13.76	to	14.18	171,585	—	to	0.65%	—	to	0.05%	0.21%	to	13.07%
2016	3,115	14.15	to	14.15	44,078	—	to	—	1.30%	to	1.30%	18.31%	to	18.31%
MassMutual Select Small Cap Growth Equity Fund
2019	—	9.08	to	12.03	—	—	to	—	—	to	—	(2.99)%	to	28.53%
2018	44	9.36	to	9.36	412	—	to	—	—	to	—	(38.94)%	to	(38.94)%
Fidelity® VIP Freedom 2035 Portfolio
2019	649	14.34	to	14.34	9,314	0.35%	to	0.35%	1.60%	to	1.60%	26.69%	to	26.69%
2018	649	11.32	to	11.32	7,353	0.35%	to	0.35%	0.96%	to	0.96%	(9.81)%	to	(9.81)%
Fidelity VIP Freedom 2040 Portfolio
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	11.27	to	11.27	-1	0.35%	to	0.35%	—	to	—	(10.44)%	to	(10.44)%
Fidelity VIP Freedom 2050 Portfolio
2019	33	14.39	to	14.39	471	0.35%	to	0.35%	1.58%	to	1.58%	27.77%	to	27.77%
2018	33	11.26	to	11.26	368	0.35%	to	0.35%	0.94%	to	0.94%	(10.44)%	to	(10.44)%
2017	33	12.57	to	12.57	412	0.35%	to	0.35%	1.02%	to	1.02%	22.87%	to	22.87%
2016	33	10.23	to	10.23	335	0.35%	to	0.35%	1.32%	to	1.32%	6.19%	to	6.19%
2015	21	9.64	to	9.64	204	0.35%	to	0.35%	2.96%	to	2.96%	(1.34)%	to	(1.34)%
Ivy Small Cap Growth Fund
2019	37,095	16.88	to	17.70	654,345	—	to	1.25%	—	to	—	22.25%	to	23.79%
2018	69,835	13.81	to	14.30	997,185	—	to	1.25%	—	to	—	(5.29)%	to	(4.09)%
2017	41,336	14.58	to	14.91	615,676	—	to	1.25%	—	to	—	22.21%	to	23.74%
2016	1,689	11.99	to	11.99	20,249	0.65%	to	0.65%	—	to	—	19.88%	to	19.88%
T. Rowe Price Retirement 2060 Fund
2019	1,116	14.50	to	14.91	16,461	0.50%	to	1.25%	1.57%	to	2.12%	22.49%	to	24.11%
2018	274	11.83	to	12.02	3,273	0.50%	to	1.05%	0.82%	to	1.26%	(10.96)%	to	(9.58)%
MSIF Global Opportunity Portfolio
2019	7,784	18.91	to	19.52	149,359	0.50%	to	1.25%	—	to	—	33.35%	to	34.36%
2018	6,152	14.18	to	14.53	88,018	0.50%	to	1.25%	—	to	—	(7.14)%	to	(6.44)%
2017	3,473	15.27	to	15.53	53,165	0.50%	to	1.25%	—	to	—	47.18%	to	48.29%
2016	4,642	10.38	to	10.47	48,238	0.50%	to	1.25%	—	to	—	(0.62)%	to	0.12%
2015	4,692	10.44	to	10.46	49,007	0.50%	to	1.25%	—	to	—	(2.05)%	to	(1.99)%
JPMorgan U.S. Government Money Market Fund
2019	107,448	9.83	to	10.30	1,073,054	—	to	1.25%	0.00%	to	1.53%	0.29%	to	1.55%
2018	106,547	9.80	to	10.15	1,058,004	—	to	1.25%	1.19%	to	1.20%	(0.07)%	to	1.20%
2017	105,118	9.81	to	10.03	1,038,662	—	to	1.25%	0.23%	to	0.30%	(0.98)%	to	0.26%
2016	116,003	9.90	to	10.00	1,150,940	—	to	1.25%	0.01%	to	0.01%	(0.97)%	to	0.01%
American Century U.S. Government Money Market Fund
2019	94,702	9.84	to	10.31	957,563	—	to	1.25%	1.47%	to	1.56%	0.27%	to	1.53%
2018	120,695	9.81	to	10.16	1,214,957	—	to	1.25%	1.14%	to	1.15%	(0.11)%	to	1.16%
2017	132,116	9.82	to	10.04	1,318,525	—	to	1.25%	0.38%	to	0.38%	(0.86)%	to	0.38%
2016	121,336	9.90	to	10.00	1,210,841	—	to	1.25%	0.03%	to	0.03%	(0.96)%	to	0.03%
Invesco Balanced-Risk Commodity Strategy Fund
2019	985	9.98	to	10.17	9,937	0.75%	to	1.25%	0.82%	to	0.89%	2.90%	to	3.42%
2018	1,457	9.70	to	9.84	14,218	0.75%	to	1.25%	0.14%	to	0.15%	(13.27)%	to	(12.84)%
2017	1,295	11.18	to	11.28	14,531	0.75%	to	1.25%	—	to	—	3.20%	to	3.71%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Columbia Select International Equity Fund
2019	583	$13.20	to	$13.50	$7,772	0.65%	to	1.25%	1.38%	to	1.41%	26.85%	to	27.61%
2018	641	10.41	to	10.58	6,728	0.65%	to	1.25%	2.20%	to	2.20%	(16.03)%	to	(15.52)%
2017	681	12.39	to	12.53	8,493	0.65%	to	1.25%	1.72%	to	1.72%	25.77%	to	26.52%
2016	753	9.85	to	9.90	7,437	0.65%	to	1.25%	1.10%	to	1.16%	(1.45)%	to	(1.00)%
Putnam Growth Opportunities Fund
2019	327	18.75	to	18.75	6,129	1.25%	to	1.25%	—	to	—	34.73%	to	34.73%
2018	275	13.92	to	13.92	3,834	1.25%	to	1.25%	—	to	—	0.98%	to	0.98%
2017	217	13.78	to	13.78	2,991	1.25%	to	1.25%	0.32%	to	0.32%	29.34%	to	29.34%
2016	144	10.66	to	10.66	1,539	1.25%	to	1.25%	0.01%	to	0.01%	6.55%	to	6.55%
John Hancock New Opportunities Fund
2019	32,966	13.70	to	14.18	461,788	0.35%	to	1.25%	—	to	—	20.06%	to	21.15%
2018	35,624	11.41	to	11.70	413,185	0.35%	to	1.25%	0.05%	to	0.05%	(15.48)%	to	(14.71)%
2017	41,947	13.50	to	13.72	572,327	0.35%	to	1.25%	0.11%	to	0.12%	12.42%	to	13.43%
2016	46,871	12.01	to	12.10	565,584	0.35%	to	1.25%	0.06%	to	0.08%	20.12%	to	20.98%
Columbia Large Cap Growth III
2019	45,772	16.09	to	16.55	742,294	0.35%	to	1.25%	—	to	—	34.25%	to	35.46%
2018	46,521	11.98	to	12.22	560,394	0.35%	to	1.25%	—	to	—	(5.57)%	to	(4.71)%
2017	49,319	12.69	to	12.82	627,477	0.35%	to	1.25%	—	to	—	26.00%	to	27.13%
2016	56,751	10.07	to	10.09	571,691	0.35%	to	1.25%	—	to	—	0.71%	to	0.87%
MM Russell 2000® Small Cap Index Fund
2019	17,015	14.91	to	15.69	256,246	0.35%	to	1.25%	1.24%	to	1.46%	23.25%	to	24.36%
2018	10,705	12.10	to	12.61	130,887	0.35%	to	1.25%	0.58%	to	1.04%	(12.61)%	to	(11.81)%
2017	13,331	13.85	to	14.30	185,875	0.35%	to	1.25%	0.56%	to	1.62%	12.57%	to	13.59%
2016	5,264	12.30	to	12.54	65,576	0.50%	to	1.25%	2.09%	to	2.66%	19.19%	to	20.08%
2015	274	10.32	to	10.32	2,825	1.25%	to	1.25%	1.00%	to	1.00%	(2.41)%	to	(2.41)%
MM S&P 500® Index Fund
2019	153,683	17.44	to	18.19	2,779,547	0.50%	to	1.25%	2.04%	to	2.81%	29.05%	to	30.02%
2018	97,466	13.51	to	13.99	1,358,595	0.50%	to	1.25%	1.12%	to	3.34%	(6.19)%	to	(5.48)%
2017	98,872	14.40	to	14.80	1,450,335	0.50%	to	1.25%	0.44%	to	8.39%	19.58%	to	20.47%
2016	30,812	12.04	to	12.28	377,476	0.50%	to	1.25%	1.99%	to	2.13%	9.88%	to	10.71%
2015	2,651	10.96	to	11.10	29,118	0.50%	to	1.25%	1.87%	to	1.94%	(2.60)%	to	4.02%
MM S&P Mid Cap Index Fund
2019	125,595	15.05	to	16.15	1,942,056	—	to	1.25%	0.94%	to	0.94%	23.85%	to	25.41%
2018	120,934	12.15	to	12.88	1,503,521	—	to	1.25%	0.81%	to	0.98%	(12.80)%	to	(11.69)%
2017	122,096	13.94	to	14.58	1,726,898	—	to	1.25%	0.79%	to	0.89%	13.92%	to	15.34%
2016	40,751	12.23	to	12.64	507,181	—	to	1.25%	1.46%	to	1.91%	18.31%	to	19.80%
2015	26,096	10.34	to	10.34	271,974	1.25%	to	1.25%	3.41%	to	3.41%	(3.98)%	to	(3.98)%
Russell Balanced Strategy Fund
2019	25,208	10.58	to	11.97	278,137	0.75%	to	1.25%	1.07%	to	1.13%	(4.35)%	to	12.42%
2018	27,726	10.64	to	11.06	275,499	0.35%	to	1.25%	5.55%	to	5.56%	(7.49)%	to	(6.65)%
2017	24,135	11.51	to	11.85	260,279	0.35%	to	1.25%	1.63%	to	2.49%	8.92%	to	9.90%
2016	22,427	10.56	to	10.78	238,235	0.35%	to	1.25%	2.57%	to	2.78%	7.48%	to	8.45%
2015	19,002	9.83	to	9.94	187,309	0.35%	to	1.25%	1.19%	to	2.63%	(3.64)%	to	(2.74)%
Russell Conservative Strategy Fund
2019	1,211	11.08	to	11.62	13,566	0.35%	to	1.25%	—	to	2.63%	8.19%	to	9.17%
2018	1,586	10.25	to	10.64	16,335	0.35%	to	1.25%	2.68%	to	2.71%	(3.77)%	to	(2.90)%
2017	1,508	10.65	to	10.96	16,121	0.35%	to	1.25%	1.74%	to	1.76%	4.37%	to	5.31%
2016	3,691	10.20	to	10.41	37,855	0.35%	to	1.25%	2.85%	to	3.43%	4.11%	to	5.05%
2015	2,782	9.80	to	9.91	27,311	0.35%	to	1.25%	2.37%	to	3.03%	(2.79)%	to	(1.88)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (continued)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Russell Equity Growth Strategy Fund
2019	1	$12.73	to	$12.73	$18	1.25%	to	1.25%	1.11%	to	1.11%	17.26%	to	17.26%
2018	126	10.86	to	10.86	1,369	1.25%	to	1.25%	5.18%	to	5.18%	(10.61)%	to	(10.61)%
2017	54	12.15	to	12.15	659	1.25%	to	1.25%	3.99%	to	3.99%	14.44%	to	14.44%
Russell Growth Strategy Fund
2019	49,369	10.69	to	12.32	538,690	0.75%	to	1.25%	1.23%	to	1.29%	14.23%	to	14.80%
2018	57,250	9.31	to	10.79	547,957	0.75%	to	1.25%	5.15%	to	5.54%	(8.76)%	to	(8.30)%
2017	50,913	10.15	to	11.82	533,801	0.75%	to	1.25%	—	to	2.66%	—	to	12.47%
2016	47,613	10.51	to	10.56	502,263	1.05%	to	1.25%	2.44%	to	2.54%	8.19%	to	8.40%
2015	44,172	9.72	to	9.74	430,010	1.05%	to	1.25%	1.38%	to	1.42%	(4.74)%	to	(4.50)%
Russell Moderate Strategy Fund
2019	38,690	10.47	to	11.53	405,340	0.75%	to	1.25%	1.45%	to	1.68%	9.43%	to	9.97%
2018	39,721	9.52	to	10.53	380,207	0.75%	to	1.25%	4.08%	to	4.18%	(5.64)%	to	(5.17)%
2017	37,720	10.04	to	11.16	380,654	0.75%	to	1.25%	—	to	—	—	to	7.14%
2016	33,977	10.42	to	10.47	355,524	1.05%	to	1.25%	3.32%	to	3.46%	6.16%	to	6.37%
2015	30,435	9.81	to	9.84	299,416	1.05%	to	1.25%	2.42%	to	2.50%	(3.11)%	to	(2.87)%
BlackRock Advantage Small Cap Growth Fund+
2019	70,931	12.27	to	12.48	880,079	0.35%	to	1.25%	0.20%	to	0.30%	31.79%	to	32.98%
2018	83,998	9.31	to	9.38	785,859	0.35%	to	1.25%	0.08%	to	0.08%	(8.67)%	to	(7.98)%
2017	46,629	19.47	to	21.28	925,723	0.35%	to	1.25%	—	to	—	12.81%	to	13.83%
2016	46,993	17.10	to	18.86	817,915	0.35%	to	1.25%	0.21%	to	0.21%	11.64%	to	12.65%
2015	51,803	15.18	to	16.89	800,775	0.35%	to	1.25%	—	to	—	(5.08)%	to	(4.21)%
MassMutual Select T.Rowe Price Retire 2030 Fund
2019	52	11.01	to	11.01	567	0.50%	to	0.50%	—	to	—	17.66%	to	17.66%
MassMutual Select T.Rowe Price Retire 2035 Fund
2019	3,584	10.86	to	11.01	39,050	0.50%	to	1.25%	1.64%	to	1.88%	21.86%	to	23.52%
2018	2,020	8.91	to	8.91	18,001	1.25%	to	1.25%	1.35%	to	1.35%	(4.50)%	to	(4.50)%
MassMutual Select T.Rowe Price Retire 2040 Fund
2019	1,063	10.90	to	10.90	11,586	1.05%	to	1.05%	1.31%	to	1.31%	6.08%	to	6.08%
MassMutual Select T.Rowe Price Retire 2050 Fund
2019	2,257	10.88	to	11.02	24,561	0.50%	to	1.25%	—	to	1.28%	5.72%	to	7.16%
MassMutual Select T.Rowe Price Retire 2055 Fund
2019	506	10.87	to	10.87	5,503	1.25%	to	1.25%	2.24%	to	2.24%	7.19%	to	7.19%
MassMutual Select T.Rowe Price Retire 2060 Fund
2019	310	10.87	to	10.87	3,368	1.25%	to	1.25%	2.06%	to	2.06%	7.19%	to	7.19%
BlackRock S&P 500 Index V.I. Fund
2019	917,282	12.04	to	12.31	11,171,174	—	to	1.25%	2.06%	to	2.36%	29.71%	to	31.34%
2018	1,087,291	9.28	to	9.37	10,145,885	—	to	1.25%	1.04%	to	1.14%	(5.80)%	to	(4.88)%
Hartford International Equity Fund
2019	42,266	10.35	to	10.45	439,944	0.50%	to	1.25%	—	to	2.24%	18.91%	to	19.81%
2018	43,475	8.71	to	8.72	378,915	0.50%	to	1.25%	0.26%	to	0.26%	(3.97)%	to	(3.77)%
BNY Mellon Insight Core Plus Fund+
2019	63,637	10.98	to	11.11	705,666	0.35%	to	1.25%	2.91%	to	2.92%	9.52%	to	10.51%
2018	67,194	10.03	to	10.05	675,192	0.35%	to	1.25%	0.65%	to	0.65%	1.00%	to	1.25%
Keeley Small Cap Dividend Value Fund+
2019	81,306	10.46	to	10.54	878,722	—	to	1.25%	1.10%	to	1.10%	4.92%	to	5.72%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Global Impact Fund+
2019	2,634	$10.58	to	$10.60	$27,881	0.50%	to	1.25%	0.37%	to	0.37%	3.22%	to	3.38%
Calamos Global Equity Fund+
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	17.80	to	17.80	—	0.50%	to	0.50%	—	to	—	33.74%	to	33.74%
2016	6	13.31	to	13.31	77	0.50%	to	0.50%	—	to	—	(1.51)%	to	(1.51)%
2015	1	13.51	to	13.51	8	0.50%	to	0.50%	—	to	—	4.44%	to	4.44%
Victory RS Value Fund
2019	133,639	14.38	to	14.38	1,921,552	—	to	—	0.55%	to	0.55%	31.35%	to	31.35%
2018	148,869	10.95	to	10.95	1,629,662	—	to	—	0.59%	to	0.59%	(10.75)%	to	(10.75)%
2017	168,052	12.27	to	12.27	2,061,234	—	to	—	0.15%	to	0.15%	17.41%	to	17.41%
2016	192,957	10.45	to	10.45	2,015,817	—	to	—	0.42%	to	0.42%	4.47%	to	4.47%
2015	128,653	18.15	to	18.15	2,335,134	—	to	—	—	to	—	(6.20)%	to	(6.20)%
Pioneer Global Equity Fund
2019	112,501	10.43	to	10.72	1,187,204	—	to	1.25%	0.88%	to	1.02%	21.77%	to	23.30%
2018	114,034	8.56	to	8.69	982,704	—	to	1.25%	0.07%	to	0.57%	(17.36)%	to	(16.31)%
HIMCO VIT Index Fund
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	800,575	14.41	to	15.00	11,791,343	—	to	1.25%	1.47%	to	1.82%	19.94%	to	21.44%
2016	872,104	11.95	to	12.35	10,639,904	—	to	1.25%	2.15%	to	2.15%	9.96%	to	11.59%
2015	984,499	10.87	to	11.04	10,824,183	—	to	1.25%	0.35%	to	0.37%	(0.45)%	to	0.78%
Nuveen Mid Cap Index Fund
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	174,078	21.96	to	23.35	3,915,257	0.35%	to	1.25%	1.19%	to	1.23%	18.49%	to	19.56%
2015	171,095	18.53	to	19.94	3,244,481	—	to	1.25%	0.68%	to	0.74%	(3.98)%	to	(2.80)%
Columbia Large Cap Growth Fund V
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	31,022	32.63	to	35.98	—	—	to	1.25%	—	to	—	8.69%	to	10.06%
2015	32,022	14.39	to	17.15	538,120	0.35%	to	1.25%	—	to	—	0.77%	to	1.69%
Dreyfus Intermediate Term Income Fund
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	0.35%	to	1.25%	—	to	—	—	to	—
2017	74,805	10.59	to	13.06	835,175	0.35%	to	1.25%	2.38%	to	2.38%	2.93%	to	3.86%
2016	101,199	10.20	to	12.69	1,088,596	0.35%	to	1.25%	2.04%	to	2.05%	0.56%	to	1.46%
2015	143,529	10.05	to	12.62	1,504,923	0.35%	to	1.25%	2.25%	to	2.26%	(2.70)%	to	(1.78)%
Nuveen Small Cap Index
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	1,767	16.29	to	16.88	28,997	0.65%	to	1.25%	1.07%	to	1.18%	19.08%	to	19.79%
2015	4,667	13.68	to	14.54	66,888	—	to	1.25%	0.85%	to	1.13%	(6.09)%	to	(4.94)%

Separate Account Eleven

Talcott Resolution Life Insurance Company
Notes to Financial Statements — (concluded)

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Nuveen Equity Index Fund
2019	—	$—	to	$—	$—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	55,507	20.66	to	26.39	1,183,836	—	to	1.25%	1.16%	to	1.61%	0.50%	to	9.94%
2015	53,301	18.80	to	20.22	1,025,321	—	to	1.25%	1.42%	to	1.43%	(0.45)%	to	0.80%
American Century Prime Money Market Fund
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	1.25%	0.02%	to	0.02%	(100.00)%	to	(100.00)%
2015	107,873	9.30	to	10.01	1,057,924	—	to	1.25%	0.01%	to	0.01%	(1.27)%	to	(0.04)%
JP Morgan Prime Money Market Fund
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	1.25%	—	to	0.01%	(100.00)%	to	(100.00)%
2015	121,923	9.30	to	9.30	1,150,346	1.25%	to	1.25%	0.01%	to	0.01%	(1.26)%	to	(1.26)%
Frost Value Equity Fund
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	17.31	to	17.62	—	1.05%	to	1.25%	—	to	0.55%	(14.67)%	to	(14.50)%
2017	5	20.61	to	20.29	—	1.05%	to	1.25%	—	to	2.19%	17.73%	to	17.97%
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
UBS Dynamic Alpha Fund+
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—

  *  This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  ***  This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

  ++  For the information for the years prior to 2016, sub-account was previously reported on a combined basis, in order to align with current year presentation, amounts have been split out on a separate basis between the Hartford Capital Appreciation Fund and the Hartford Global Capital Appreciation Fund.

7.  Subsequent Events:

The spread of the coronavirus, causing increased cases of COVID-19, around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. At this time, Talcott Resolution Life Insurance Company ("Talcott Resolution") is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources and its operations in future periods.

Aside from the COVID-19 subsequent event, Management has evaluated events subsequent to December 31, 2019 through the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life Insurance Company and Subsidiaries

Audited Financial Statements

As of December 31, 2019 and December 31, 2018 (Successor Company)

For the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Description	Page

Report of Independent Registered Public Accounting Firm	F-3

Consolidated Statements of Operations — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)

F-4

Consolidated Statements of Comprehensive Income — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)

F-5

Consolidated Balance Sheets — As of December 31, 2019 (Successor Company) and 2018 (Successor Company)	F-6

Consolidated Statements of Changes in Stockholder’s Equity — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)

F-7

Consolidated Statements of Cash Flows — For the Year Ended December 31, 2019 (Successor Company), For the Period of June1, 2018 to December 31, 2018 (Successor Company), For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company) and For the Year Ended December 31, 2017 (Predecessor Company)

F-8

Notes to Consolidated Financial Statements	F-9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Talcott Resolution Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2019 and 2018 (Successor Company), the related consolidated statements of operations, comprehensive income (loss), changes in stockholder’s equity, and cash flows, for the year ended December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the year ended December 31, 2017 (Predecessor Company), and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018 (Successor Company), and the results of its operations and its cash flows for the year ended December 31, 2019 and the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 and for the year ended December 31, 2017 (Predecessor Company), in conformity with the accounting principles generally accepted in the United States of America.

Emphasis of a Matter

As discussed in Note 1 to the financial statements, the Company’s direct parent, Talcott Resolution Life, Inc., was acquired by Hopmeadow Holdings, LP on May 31, 2018. The Company elected to apply pushdown accounting by applying the guidance permitted under Accounting Standards Codification Topic 805 Business Combinations.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
March 6, 2020

We have served as the Company’s auditor since 2002.

Consolidated Statements of Operations

	Successor Company		Predecessor Company
	For the Year	June 1, 2018		For the Year
	Ended	to	January 1,	Ended
	December	December	2018 to May	December
(In millions)	31, 2019	31, 2018	31, 2018	31, 2017
Revenues
Fee income and other	$821	$502	$381	$906
Earned premiums	42	31	42	105
Net investment income	924	509	520	1,281
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(4)	(8)	—	(16)
OTTI losses recognized in other comprehensive income	—	1	—	2
Net OTTI losses recognized in earnings	(4)	(7)	—	(14)
Other net realized capital gains (losses)	(271)	149	(107)	(46)
Total net realized capital gains (losses)	(275)	142	(107)	(60)
Amortization of deferred reinsurance gain	59	38	—	—
Total revenues	1,571	1,222	836	2,232
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	760	415	534	1,406
Amortization of deferred policy acquisition costs (“DAC”) and value
of business acquired (“VOBA”)	(25)	98	16	48
Insurance operating costs and other expenses	423	235	183	400
Other intangible asset amortization	5	4	—	—
Dividends to policyholders	5	2	2	2
Total benefits, losses and expenses	1,168	754	735	1,856
Income before income taxes	403	468	101	376
Income tax expense	44	59	7	422
Net income (loss)	$359	$409	$94	$(46)

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Successor Company		Predecessor Company
	For the Year	June 1, 2018		For the Year
	Ended	to	January 1,	Ended
	December	December	2018 to May	December
(In millions)	31, 2019	31, 2018	31, 2018	31, 2017
Net income (loss)	$359	$409	$94	$(46)
Other comprehensive income (loss):
Change in net unrealized gain on securities	890	(173)	(430)	329
Change in net gain on cash-flow hedging instruments	—	—	(18)	(28)
Change in foreign currency translation adjustments	(2)	2	1	—
OCI, net of tax	888	(171)	(447)	301
Comprehensive income (loss)	$1,247	$238	$(353)	$255

See Notes to Consolidated Financial Statements.

Consolidated Balance Sheets

	Successor Company
	As of December 31,
(In millions, except for share data)	2019	2018
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost: December 31, 2019 -$13,020; December 31, 2018 - $14,035)	$13,988	$13,839
Fixed maturities, at fair value using the fair value option (“FVO”)	6	12
Equity securities, at fair value	45	116
Mortgage loans (net of valuation allowances: December 31, 2019 - $0; December 31, 2018 - $5)	2,241	2,100
Policy loans, at outstanding balance	1,467	1,441
Limited partnerships and other alternative investments	939	894
Other investments	34	201
Short-term investments	550	844
Total investments	19,270	19,447
Cash	128	221
Premiums receivable and agents’ balances, net	12	12
Reinsurance recoverables	28,824	29,564
Value of business acquired	696	716
Deferred income taxes, net	681	969
Other intangible assets	46	51
Other assets	481	352
Separate account assets	104,575	98,814
Total assets	$154,713	$150,146
Liabilities
Reserve for future policy benefits	$18,465	$18,323
Other policyholder funds and benefits payable	27,161	28,584
Other liabilities	1,960	2,420
Separate account liabilities	104,575	98,814
Total liabilities	152,161	148,141
Commitments and Contingencies (Note 11)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	1,761	1,761
Accumulated other comprehensive income (loss), net of tax	717	(171)
Retained earnings	68	409
Total stockholder’s equity	2,552	2,005
Total liabilities and stockholder’s equity	$154,713	$150,146

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Changes in Stockholder’s Equity

For the Year Ended December 31, 2019 (Successor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income (Loss)	Earnings	Equity
Balance, beginning of period	$6	$1,761	$(171)	$409	$2,005
Net income	—	—	359	359
Total other comprehensive income	—	—	888	—	888
Dividends paid	—	—	—	(700)	(700)
Balance, end of period	$6	$1,761	$717	$68	$2,552

June 1, 2018 to December 31, 2018 (Successor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Loss	Earnings	Equity
Balance, beginning of period	$6	$1,761	$—	$—	$1,767
Net income	—	—	—	409	409
Total other comprehensive income	—	—	(171)	—	(171)
Balance, end of period	$6	$1,761	$(171)	$409	$2,005

January 1, 2018 to May 31, 2018 (Predecessor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income	Earnings	Equity
Balance, beginning of period	$6	$3,539	$1,023	$2,112	$6,680
Cumulative effect of accounting changes, net of tax	—	—	182	(182)	—
Adjusted balance, beginning of period	6	3,539	1,205	1,930	6,680
Net income	—	—	—	94	94
Total other comprehensive loss	—	—	(447)	—	(447)
Capital contributions to parent	—	(619)	—	—	(619)
Capital contributions from parent	—	102	—	—	102
Balance, end of period	$6	$3,022	$758	$2,024	$5,810

For the Year Ended December 31, 2017 (Predecessor Company)
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained	Total
(In millions)	Stock	Capital	Income	Earnings	Equity
Balance, beginning of period	$6	$4,935	$722	$2,158	$7,821
Net loss	—	—	—	(46)	(46)
Total other comprehensive income	—	—	301	—	301
Capital contributions to parent	—	(1,396)	—	—	(1,396)
Balance, end of period	$6	$3,539	$1,023	$2,112	$6,680

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Cash Flows

	Successor Company		Predecessor Company
	For the	June 1,	January 1,	For the
	Year Ended	2018 to	2018 to	Year Ended
	December	December	May 31,	December
(In millions)	31, 2019	31, 2018	2018	31, 2017
Operating Activities
Net income (loss)	$359	$409	$94	$(46)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities
Net realized capital (gains) losses	275	(142)	107	60
Amortization of deferred reinsurance gain	(59)	(38)	—	—
Amortization of DAC and VOBA	(25)	98	16	48
Additions to DAC and VOBA	—	—	(1)	(2)
Depreciation and (accretion) amortization	51	31	(1)	31
Other operating activities, net	205	63	131	143
Change in assets and liabilities:
(Increase) decrease in reinsurance recoverables	(272)	(990)	(2)	4
(Increase) decrease in accrued and deferred income taxes	51	29	274	(5)
Impact of tax reform on accrued and deferred income taxes	—	—	—	396
Increase (decrease) in reserve for future policy benefits and unearned premiums	141	(503)	45	387
Net changes in other assets and other liabilities	(169)	302	(60)	(219)
Net cash provided by (used for) operating activities	557	(741)	603	797
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	3,498	3,303	4,397	10,315
Fixed maturities, fair value option	6	15	5	50
Equity securities, available-for-sale	—	—	—	203
Equity securities, at fair value	213	68	49	—
Mortgage loans	257	101	116	396
Partnerships	134	83	188	113
Payments for the purchase of:
Fixed maturities, available-for-sale	(2,589)	(3,024)	(2,447)	(8,713)
Equity securities, available-for-sale	—	—	—	(199)
Equity securities, at fair value	(5)	(10)	(25)	—
Mortgage loans	(413)	(323)	(86)	(469)
Partnerships	(156)	(97)	(80)	(235)
Net proceeds from (payments for) repurchase agreements program	19	(22)	—	—
Net payments for derivatives	(272)	(303)	(200)	(283)
Net increase (decrease) in policy loans	(26)	18	(26)	12
Net sales of (additions to) property and equipment	—	—	44	(18)
Net proceeds from (payments for) short-term investments	288	1,770	(1,494)	251
Other investing activities, net	2	1	22	43
Net cash provided by investing activities	956	1,580	463	1,466
Financing Activities
Deposits and other additions to investment and universal life-type contracts	2,168	1,959	1,782	4,549
Withdrawals and other deductions from investment and universal life-type contracts	(11,074)	(10,173)	(9,206)	(13,749)
Net transfers from separate accounts related to investment and universal life-type contracts	8,202	7,360	6,999	7,969
Net increase (decrease) in securities loaned or sold under agreements to repurchase	(204)	(11)	(406)	360
Dividends paid	(700)	—	—	—
Return of capital to parent	—	—	(517)	(1,396)
Net repayments at maturity or settlement of consumer notes	—	—	(8)	(13)
Net cash used by financing activities	(1,608)	(865)	(1,356)	(2,280)
Foreign exchange rate effect on cash	2	—	—	—
Net decrease in cash	(93)	(26)	(290)	(17)
Cash — beginning of year	221	247	537	554
Cash — end of year	$128	$221	$247	$537
Supplemental Disclosure of Cash Flow Information
Income tax received	$25	$17	$271	$57

See Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Talcott Resolution Life Insurance Company, formerly Hartford Life Insurance Company, (together with its subsidiaries, “TL,” “Company,” “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly- owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation (“TLI”). Hopmeadow Holdings LP (“Hopmeadow Holdings”, or “HHLP “) is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On May 31, 2018 the Company’s indirect parent, Hartford Holding, Inc. (“HHI”) completed the sale of the Company’s parent to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group (“Global Atlantic”), Pine Brook and J. Safra Group. Although Talcott Resolution Life Insurance Company is no longer affiliated with The Hartford Financial Services Group, Inc. (“The Hartford”) or any of its subsidiaries, The Hartford retained a 9.7 percent ownership interest in HHLP (“Talcott Resolution Sale Transaction”).

In conjunction with the sale, the Company entered into a transition services agreement with The Hartford for a period up to three years to provide general ledger, cash management, and information technology infrastructure services. Many of the transition services have been exited with the exception of the information technology infrastructure services. In March, 2019, a five year administrative services agreement was entered into for investment accounting services which replaced the services previously provided under the transition services agreement.

HHLP’s May 31, 2018 acquisition of TLI was accounted for by HHLP using business combination accounting. Under this method, the purchase price paid by the investor group was assigned to the identifiable assets acquired and liabilities assumed as of the acquisition date based on their fair value. The Company elected to apply “pushdown” accounting by applying the guidance permitted under Accounting Standards Codification (“ASC”) Topic 805 Business Combinations. By the application of pushdown accounting, the Company’s assets, liabilities and equity were accordingly adjusted to fair value on May 31, 2018 which generated both intangible assets and Value of Business Acquired (“VOBA”). Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Due to the application of pushdown accounting, TL’s financial statements and footnote disclosures are presented in two distinct periods to indicate the application of two different bases of accounting. The periods prior to June 1, 2018 are identified herein as “Predecessor,” while the periods subsequent to HHLP’s acquisition of TLI are identified as “Successor.” As a result of the change in the basis of accounting from historical GAAP to reflect HHLP’s purchase cost, the financial statements for the Predecessor period are not comparable to the Successor periods.

On June 1, 2018, TL executed reinsurance agreements to reinsure certain fixed immediate and deferred annuity contracts, variable payout separate account annuity contracts, standard mortality structured settlements, and period certain structured settlement annuity contracts (“Commonwealth Annuity Reinsurance Agreement”) to Commonwealth Annuity and Life Insurance Company (“Commonwealth”), a subsidiary of Global Atlantic which is a member of the acquiring investment group. TL reinsured an 85% quota share, except 75% for standard mortality structured settlements, in exchange for a $357 ceding commission that was fixed based on reinsuring approximately $9.3 billion of reserves as of December 31, 2016, plus annuitizations through closing and annuitizations from market value adjusted annuities post-close. The reinsurance agreement was executed after the Talcott Resolution Sale Transaction, and as such, the accounting for the agreement was recorded after the TL balance sheet was adjusted to fair value in purchase and pushdown accounting. A deferred gain net of amortization of $933 is recorded in Other liabilities on the Consolidated Balance Sheet related to this reinsurance  agreement and will be amortized over the life of the underlying policies reinsured.

Consolidation

The Consolidated Financial Statements include the accounts of TL and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which TL has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between TL and its subsidiaries have been eliminated.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets (including VOBA) and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on mortgage loans; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; amortization of the deferred gain on reinsurance; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Pushdown Accounting (Successor Company)

The table below shows the main balance sheet line items impacted in pushdown accounting as of the date of the Talcott Resolution Sale Transaction.

Cash and invested assets	$27,038
VOBA	805
Deferred income taxes	998
Intangible assets	55
Reinsurance recoverable and other assets	22,615
Separate account assets	110,773
Total assets	162,284

Reserves for future policy benefits	18,057
Other policyholder funds and benefits payable	29,560
Other liabilities	2,127
Separate account liabilities	110,773
Total liabilities	160,517

Equity	1,767
Total liabilities and stockholder's equity	$162,284

Intangible Assets

Intangible assets with definite lives are amortized over the estimated useful life of the asset. Amortizing intangible assets primarily consist of internally developed software amortized over a period not to exceed five years. Intangible assets with indefinite lives, primarily insurance licenses, are not amortized but are reviewed annually in the Company’s impairment analysis. They will be tested for impairment more frequently if events or circumstances indicate the fair value of the indefinitely lived intangibles is less than the carrying value.

Investments

In pushdown accounting, the acquired investments are recorded at fair value through adjustments to additional paid in capital at the acquisition date.

Value of Business Acquired/Additional Reserves

In conjunction with the acquisition of TLI, a portion of the purchase price was allocated to the right to receive future gross profits from cash flows and earnings of the Company’s insurance and investment contracts as of the date of the transaction.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

This intangible asset is called VOBA and is based on the actuarially estimated present value of future cash flows from the Company’s insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly. Consistent with the acquisition being recorded at fair value, deferred acquisition costs which do not represent future cash flows are eliminated in pushdown accounting. The fair value of certain acquired obligations of the Company exceeded the book value of assumed in-force policy liabilities resulting in additional reserve liabilities. In pushdown accounting these liabilities were increased to fair value, which is presented separately from VOBA as additional insurance liability in Reserves for future policy benefits and Other policyholder funds and benefits payable. The additional liability is amortized to income over the policy or other relevant time period.

Adoption of New Accounting Standards

Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings

In February 2018, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in accumulated other comprehensive income (“AOCI”) resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment. Under U.S. GAAP, the Company recorded the total effect of the change in enacted tax rates on deferred tax balances as a charge to income tax expense within net income, including the change in deferred tax balances related to components of AOCI. The new accounting guidance permitted the Company to reclassify the “stranded” tax effects out of AOCI and into retained earnings that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. On January 1, 2018, the Company (Predecessor Company) adopted the new guidance and recorded a reclassification of $193 which increased AOCI and reduced retained earnings.

Financial Instruments - Recognition and Measurement

On January 1, 2018, the Company (Predecessor Company) adopted updated guidance issued by the FASB for the recognition and measurement of financial instruments through a cumulative effect adjustment to the opening balances of retained earnings and AOCI. The new guidance requires investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance also requires a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under prior guidance, the Company reported equity securities, available for sale (“AFS”), at fair value with changes in fair value reported in other comprehensive income. As of January 1, 2018, the Company (Predecessor Company) reclassified from AOCI to retained earnings net unrealized gains of $11, after tax, related to equity securities having a fair value of $154. Beginning in 2018, the Company reports equity securities at fair value with changes in fair value reported in net realized capital gains and losses.

Revenue Recognition

On January 1, 2018, the Company (Predecessor Company) adopted the FASB’s updated guidance for recognizing revenue from contracts with customers, which excludes insurance contracts and financial instruments. Revenue subject to the guidance is recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services. The updated guidance is consistent with previous guidance for the Company’s transactions and did not have an effect on the Company’s financial position, cash flows or net income.

Revenue from customers for other than insurance and investment contracts was $84 for the year ended December 31, 2019 (Successor Company), $54 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $40 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $58 for the year ended December 31, 2017 (Predecessor Company). The Company earns revenues from these contracts primarily for administrative and distribution services fees from offering certain fund families as investment options in its variable annuity products. Fees are primarily based on the average daily net asset values of the funds and are recorded in the period in which the services are provided and collected monthly. Fluctuations in domestic and international markets and related investment performance, volume and mix of sales and redemptions of the funds, and other changes to the composition of assets under management are all factors that ultimately have a direct effect on fee income earned.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Hedging Activities

The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. As a result of pushdown accounting, derivative instruments that qualified for hedge accounting were recorded at fair value through adjustments to additional paid in capital at the acquisition date. As of December 31, 2018 (Successor Company), the Company had no derivative instruments that qualify for hedge accounting, therefore there was no impact on the Company’s financial statements upon adoption.

Changes to the Disclosure Requirements for Fair Value Measurement

On August 28, 2018 the FASB issued Accounting Standards Update (“ASU”) 2018-13 which removes, modifies and adds certain disclosure requirements related to fair value measurements in ASC 820, Fair Value Measurements. As permitted by the guidance, the Company early adopted amendments in this guidance effective December 31, 2019. The adoption of ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Standards

Financial Instruments - Credit Losses

In June 2016 the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which updated guidance for recognition and measurement of credit losses on certain financial instruments, including reinsurance recoverables. Since its release, certain targeted improvements and transition relief amendments have been made to ASU 2016-13 and have been published in ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, and ASU 2019-11. Collectively, the new guidance is effective for the Company on January 1, 2020. This guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of financial instruments, such as mortgage loans, reinsurance recoverables and receivables. The measurement of the expected credit loss estimate will be based on historical loss data, current conditions, and reasonable and supportable forecasts. Credit losses on fixed maturities available-for-sale carried at fair value will continue to be measured similar to previous guidance for other-than-temporary impairments (“OTTI”); however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances recognized through net realized capital gains and losses and no longer accreted as net investment income through an adjustment to the investment yield. The Company will adopt the updated guidance January 1, 2020 on a modified retrospective basis, through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for financial instruments carried at other than fair value. For fixed maturities available-for-sale, this guidance will be applied prospectively.  While the Company is in the process of finalizing the effect on its consolidated financial statements, we currently estimate the cumulative impact of the adoption will not materially impact the Company’s financial position or results of operations.

Targeted Improvements to the Accounting for Long Duration Contracts

The FASB issued ASU 2018-12 on August 15, 2018 which impacts the existing recognition, measurement, presentation and disclosure requirements for certain long duration contracts issued by an insurance company. The guidance is intended to improve the timeliness of recognizing changes in the liability for future policy benefits by requiring annual or more frequent updates of insurance assumptions and modifying the rate used to discount future cash flows. Cash flows under the new guidance are required to be discounted using an upper-medium grade fixed income instrument yield. The discount rate is required to be updated at each reporting date, with the effect of discount rate changes on the liability recorded in OCI. This is a change from current GAAP which utilizes assumptions, including discount rate, “locked in” at policy issuance and until such time significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. When this occurs, premium deficiency reserves are recognized by unlocking reserve assumptions to eliminate a reserve deficiency under current GAAP.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Further, the guidance seeks to improve the accounting for certain market-based options or guarantees associated with account balance contracts and improve the effectiveness of the required disclosures. These market risk benefit features are required to be measured at fair value with changes in fair value recorded in net income with the exception of changes in the fair value attributable to a change in the instrument’s credit risk, which are required to be recognized in OCI. Additionally, this ASU requires new disclosures including liability rollforwards and information about significant inputs, judgments, assumptions, and methods used in the measurement.

This ASU, as amended, is effective January 1, 2022 with early adoption permitted. The Company has started its implementation efforts and is currently reviewing its policies, processes, and applicable systems to assess the impact this standard will have on its operations and financial results. While it is not possible to reasonably estimate the expected impact of adoption at this time, given the nature and extent of the required changes to a significant portion of the Company’s operations, adoption is expected to have a material impact on our consolidated financial statements and related disclosures. This guidance represents a significant change from existing GAAP; however, it does not change the underlying economics  of the business or its related cash flows. The Company has not yet determined the timing of its adoption.

Significant Accounting Policies

The Company’s significant accounting policies are as follows:

Segment Information

The Company has no reportable segments and is comprised of annuity, institutional and private-placement life insurance businesses. The Company’s determination that it has no reportable segments is based on the fact that the Company’s chief operating decision maker reviews the Company’s financial performance at a consolidated level.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company’s current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

Investments

Overview

The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments are classified as AFS and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholder’s equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs (Predecessor Company), VOBA (Successor Company) and reserve adjustments. Effective January 1, 2018, equity securities are now measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Fixed maturities for which the Company elected the fair value option are classified as FVO, generally certain securities that contain embedded credit derivatives, and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances.Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Company) may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities, FVO, equity securities and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

Net Investment Income

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments are impaired and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the year ended December 31, 2019, (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company).

Derivative Instruments

Overview

The Company utilizes a variety of over-the-counter (“OTC”) transactions cleared through central clearing houses (“OTC- cleared”) and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•                  to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•                  to manage liquidity;

•                  to control transaction costs;

•                  to enter into synthetic replication transactions.

Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC- cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (2) a hedge of a net investment in a foreign operation (“net investment” hedge) or (3) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. For periods prior to 2019, hedge ineffectiveness was recorded immediately in current period earnings as net realized capital gains and losses. With the January 1, 2019 adoption of the updated FASB hedging guidance, ineffectiveness is recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains and losses remain in AOCI. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged on the Consolidated Statements of Cash Flows.

Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item.

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

Embedded Derivatives

The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes.

The embedded derivative, which is reported with the host instrument on the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association (“ISDA”) agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

Cash

Cash represents cash on hand and demand deposits with banks or other financial institutions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company)

Deferred policy acquisition costs (“DAC”) represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts. As a result of the Talcott Resolution Sale Transaction being recorded at fair value, DAC which does not represent future cash flows, was eliminated in pushdown accounting.

VOBA represents the estimated value assigned to the right to receive future gross profits from cash flows and earnings of acquired insurance and investment contracts as of the date of the transaction. It is based on the actuarially estimated present value of future cash flows from the acquired insurance and investment contracts in-force as of the date of the transaction. The estimated fair value calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses, interest rates, and other factors that the Company expects to experience in future years. Actual experience on the acquired contracts may vary from these projections and the recovery of VOBA is dependent upon the future profitability of the related business. The Company amortizes VOBA over estimated gross profits and it is reviewed for recoverability quarterly.

For universal life-type contracts (including variable annuities), the DAC asset is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits (“EGPs”). The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years  as EGPs emerging subsequent to that time frame are immaterial. Future gross profits are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and annuitization rates. Changes in these assumptions and changes to other assumptions such as expenses and hedging costs cause EGPs to fluctuate, which impacts earnings.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

The Company determines EGPs using a set of stochastic reversion to mean (“RTM”) separate account return projections which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s VOBA model is adjusted to reflect actual market returns at the end of each quarter. Through a consideration of recent market returns, the Company will unlock (“Unlock”), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2019, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the VOBA models, as well as EGPs used in the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of  the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the VOBA (successor), death and other insurance benefit reserve balances on the Consolidated Balance Sheets with an offsetting benefit or charge on the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company’s current best estimate assumptions. The Company also tests the aggregate recoverability of VOBA (successor) by comparing the existing balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

Policyholders or their beneficiaries may make modifications to existing contracts. If the new modification results in a substantially changed replacement contract, the existing VOBA is written off through income. If the modified contract is not substantially changed, the existing VOBA continues to be amortized and incremental costs are expensed in the period incurred.

Reserve for Future Policy Benefits

Reserve for Future Policy Benefits on Universal Life-type Contracts

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit (“GMDB”) and the life-contingent portion of guaranteed minimum withdrawal benefit (“GMWB”) riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (“MAV”). For the Company’s products with life-contingent GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance (“GRB”), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits on the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses on the Company’s Consolidated Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for  administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs (Predecessor Company)/Value of Business Acquired (Successor Company) accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB, GMWB, and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts

Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date.  Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.

The Company uses reinsurance for a portion of its fixed and payout annuity businesses.

Other Policyholder Funds and Benefits Payable

Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

Separate Account Liabilities

The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item on the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1                              Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2                              Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3                              Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2019
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$295	$—	$282	$13
Collateralized loan obligations ("CLOs")	1,150	—	1,092	58
Commercial mortgage-backed securities ("CMBS")	1,391	—	1,354	37
Corporate	8,121	—	7,734	387
Foreign government/government agencies	409	—	409	—
Municipal	761	—	761	—
Residential mortgage-backed securities ("RMBS")	868	—	621	247
U.S. Treasuries	993	—	993	—
Total fixed maturities	13,988	—	13,246	742
Fixed maturities, FVO	6	—	6	—
Equity securities, at fair value	45	11	1	33
Derivative assets
GMWB hedging instruments	23	—	—	23
Macro hedge program	49	—	—	49
Total derivative assets [1]	72	—	—	72
Short-term investments	550	330	214	6
Reinsurance recoverable for GMWB	17	—	—	17
Separate account assets [2]	101,698	63,850	37,825	23
Total assets accounted for at fair value on a recurring basis	$116,376	$64,191	$51,292	$893
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$5	$—	$—	$5
Total other policyholder funds and benefits payable	5	—	—	5
Derivative liabilities
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	(7)	—	(7)	—
Interest rate derivatives	(39)	—	(37)	(2)
GMWB hedging instruments	50	—	35	15
Macro hedge program	(163)	—	(1)	(162)
Total derivative liabilities [3]	(160)	—	(11)	(149)
Modified coinsurance reinsurance contracts	(43)	—	(43)	—
Total liabilities accounted for at fair value on a recurring basis	$(198)	$—	$(54)	$(144)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Successor Company
Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2018
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets Accounted for at Fair Value on a Recurring Basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$516	$—	$514	$2
Collateralized loan obligations ("CLOs")	963	—	886	77
Commercial mortgage-backed securities ("CMBS")	1,407	—	1,366	41
Corporate	7,678	—	7,351	327
Foreign government/government agencies	377	—	377	—
Municipal	734	—	734	—
Residential mortgage-backed securities ("RMBS")	1,033	—	590	443
U.S. Treasuries	1,131	322	809	—
Total fixed maturities	13,839	322	12,627	890
Fixed maturities, FVO	12	—	12	—
Equity securities, at fair value	116	54	16	46
Derivative assets
Interest rate derivatives	36	—	36	—
GMWB hedging instruments	44	—	8	36
Macro hedge program	132	—	—	132
Total derivative assets [1]	212	—	44	168
Short-term investments	844	464	380	—
Reinsurance recoverable for GMWB	40	—	—	40
Modified coinsurance reinsurance contracts	12	—	12	—
Separate account assets [2]	94,724	59,361	35,323	40
Total assets accounted for at fair value on a recurring basis	$109,799	$60,201	$48,414	$1,184
Liabilities Accounted for at Fair Value on a Recurring Basis
Other policyholder funds and benefits payable
GMWopB embedded derivative	$(80)	$—	$—	$(80)
Total other policyholder funds and benefits payable	(80)	—	—	(80)
Derivative liabilities
Credit derivatives	2	—	2	—
Foreign exchange derivatives	(91)	—	(91)	—
Interest rate derivatives	(137)	—	(110)	(27)
GMWB hedging instruments	27	—	18	9
Macro hedge program	115	—	—	115
Total derivative liabilities [3]	(84)	—	(181)	97
Total liabilities accounted for at fair value on a recurring basis	$(164)	$—	$(181)	$17

[1]   Includes derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law. See footnote 3 to this table for derivative liabilities.

[2]   Approximately $2.4 billion and $3.6 billion of investment sales receivable, as of December 31, 2019 and 2018 (Successor Company), respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $461 and $468 of investments, as of December 31, 2019 and 2018 (Successor Company), respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[3]   Includes derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements and applicable law.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives

Valuation Techniques

The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a “waterfall” approach comprised of the following pricing sources and techniques, which are listed in priority order:

•                         Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•                         Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third- party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long- dated securities, such as municipal securities and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•                         Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•                         Independent broker quotes, which are typically non-binding use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments is determined primarily using a discounted cash flow model or option model technique and incorporates counterparty credit risk. In some cases, quoted market prices for exchange-traded and over the counter (“OTC”) cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.

Valuation Inputs

Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CLOs, CMBS and RMBS)

• Benchmark yields and spreads

•  Monthly payment information

• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions

•  Credit default swap indices

Other inputs for ABS, CLOs, and RMBS:

•  Estimate of future principal prepayments, derived from the characteristics of the underlying structure

• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

•  Independent broker quotes

•  Credit spreads beyond observable curve

•  Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:

•  Estimated cash flows

•  Credit spreads, which include illiquidity premium

•  Constant prepayment rates

•  Constant default rates

•  Loss severity

Corporates

• Benchmark yields and spreads

•  Reported trades, bids, offers of the same or similar securities

•  Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing:

• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes

•  Credit spreads beyond observable curve

•  Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:

•  Independent broker quotes

• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads

•  Issuer credit default swap curves

•  Political events in emerging market economies

• Municipal Securities Rulemaking Board reported trades and material event notices

•  Issuer financial statements

• Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short-term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	• Independent broker quotes
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2019 (Successor Company)
Assets Accounted for at Fair Value on a	Fair	Predominant Valuation				Weighted	Impact of Increase in Input
Recurring Basis	Value	Technique	Significant Unobservable Input	Minimum	Maximum	Average [1]	on Fair Value [2]
CLOs [3]	$58	Discounted cash flows	Spread	113bps	246bps	243bps	Decrease
CMBS [3]	37	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,832bps	266bps	Decrease
Corporate [4]	309	Discounted cash flows	Spread	93bps	823bps	236bps	Decrease
RMBS [3]	247	Discounted cash flows	Spread [6]	5bps	233bps	82bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	5%	3%	Decrease
			Loss severity [6]	—%	100%	70%	Decrease

As of December 31, 2018 (Successor Company)
Assets accounted for at Fair Value on a	Fair	Predominant Valuation				Weighted	Impact of Increase in Input
Recurring Basis	Value	Technique	Significant Unobservable Input	Minimum	Maximum	Average [1]	on Fair Value [2]
CMBS [3]	$1	cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	278bps	Decrease
Corporate [4]	144	Discounted cash flows	Spread	145bps	1,145bps	400bps	Decrease
RMBS [3]	426	Discounted cash flows	Spread [6]	31bps	346bps	92bps	Decrease
			Constant prepayment rate [6]	—%	13%	6%	Decrease [5]
			Constant default rate [6]	2%	8%	3%	Decrease
			Loss severity [6]	—%	100%	58%	Decrease

[1]   The weighted average is determined based on the fair value of the securities.

[2]   Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. [3]   Excludes securities for which the Company bases fair value on broker quotations.

[4]   Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]   Decrease for above market rate coupons and increase for below market rate coupons.

[6]   Generally, a change in the assumption used for the constant default rate would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for constant prepayment rate and would have resulted in wider spreads.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The tables below exclude certain securities for which fair values are predominately based on independent broker quotes.

Significant Unobservable Inputs for Level 3 - Securities
As of December 31, 2019 (Successor Company)
		Predominant					Impact of
	Fair	Valuation	Significant			Weighted	Increase in Input
	Value	Technique	Unobservable Input	Minimum	Maximum	Average [1]	on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(2)	Discounted cash flows	Swap curve beyond 30 years	2%	2%	2%	Decrease
GMWB hedging instruments
Customized swaps	35	Discounted cash flows	Equity volatility	11%	23%	17%	Increase
Interest rate swaption	3	Option model	Interest rate volatility	2%	2%	2%	Increase
Macro hedge program [3]
Equity options	(111)	Option model	Equity volatility	11%	35%	22%	Increase
Interest rate swaption	(3)	Option model	Interest rate volatility	2%	2%	2%	Increase

		As of December 31, 2018 (Successor Company)
		Predominant				Impact of
	Fair	Valuation	Significant			Increase in Input
	Value	Technique	Unobservable Input	Minimum	Maximum	on Fair Value [2]
Interest rate derivatives
Interest rate swaps	$(27)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	22%	22%	Increase
Equity options	(1)	Option model	Equity volatility	30%	32%	Increase
Customized swaps	71	Discounted cash flows	Equity volatility	18%	30%	Increase
Interest rate swaption	1	Option model	Interest rate volatility	3%	3%	Increase
Macro hedge program [3]
Equity options	250	Option model	Equity volatility	17%	30%	Increase

[1]   The weighted average is determined based on the fair value of the securities.

[2]   Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[3]   Excludes derivatives for which the Company bases fair value on broker quotations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives

The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a guaranteed remaining balance (“GRB”) which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable on the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives

The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported on the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables on the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques

Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.

Valuation Inputs

The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

Best Estimate Claim Payments

The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior.

Credit Standing Adjustment

The credit standing adjustment is an estimate of the adjustment to the fair value that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of estimates of peer company and reinsurer bond spreads and credit default spreads from capital markets, adjusted for market recoverability.

Margins

The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates

• Correlations of 10 years of observed historical returns across underlying well-known market indices

• Correlations of historical index returns compared to separate account fund returns

•  Equity index levels

•  Market implied equity volatility assumptions

•  Credit standing adjustment assumptions

Assumptions about policyholder behavior, including:

•  Withdrawal utilization

•  Withdrawal rates

•  Lapse rates

•  Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
	As of December 31, 2019 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Weighted Average	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	19%	100%	69%	Increase
Withdrawal Rates [3]	—%	7%	6%	Increase
Lapse Rates [4]	—%	61%	6%	Decrease [8]
Reset Elections [5]	—%	100%	11%	Increase
Equity Volatility [6]	10%	25%	19%	Increase
Credit standing adjustment [7]	0.07%	0.26%	0.17%	Decrease

	As of December 31, 2019 (Successor Company)
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	1%	40%	Decrease [8]
Reset Elections [5]	20%	45%	Increase
Equity Volatility [6]	17%	30%	Increase
Credit standing adjustment [7]	0.04%	0.28%	Decrease

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.
[3]	Range represents assumed cumulative annual amount withdrawn by policyholders.
[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.
[5]	Range represents assumed percentages of policyholders that would elect to reset their guaranteed benefit base.
[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.
[7]	Range represents Company credit spreads, adjusted for market recoverability.
[8]	The impact may be an increase for some contracts, particularly those with out of the money guarantees.

Separate Account Assets

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 49% and 51% were subject to significant liquidation restrictions as of December 31, 2019 (Successor Company) and December 31, 2018 (Successor Company), respectively. Total limited partnerships that do not allow any form of redemption were 0% as of December 31, 2019 and 2018 (Successor Company), respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS and commercial mortgage loans.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2019 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2019	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2019
Assets
Fixed maturities, AFS
ABS	$2	$—	$—	$13	$—	$—	$—	$(2)	$13
CLOs	77	—	—	155	(91)	(5)	—	(78)	58
CMBS	41	—	2	53	(1)	—	—	(58)	37
Corporate	327	(3)	16	41	(15)	(106)	138	(11)	387
RMBS	443	—	1	—	(75)	(106)	—	(17)	247
Total fixed maturities, AFS	890	(3)	19	262	(182)	(216)	138	(166)	742
Equity securities, at fair value	46	(4)	—	2	(1)	(10)	—	—	33
Freestanding derivatives
Equity	—	(1)	—	1	—	—	—	—	—
GMWB hedging instruments	45	(35)	—	—	28	—	—	—	38
Total freestanding derivatives [5]	45	(36)	—	1	28	—	—	—	38
Reinsurance recoverable for GMWB	40	(34)	—	—	11	—	—	—	17
Separate accounts	40	—	—	82	—	(14)	12	(97)	23
Short-term investments	—	—	—	6	—	—	—	—	6
Total assets	$1,061	$(77)	$19	$353	$(144)	$(240)	$150	$(263)	$859
(Liabilities)
Freestanding derivatives
Interest rate	(27)	(6)	—	—	31	—	—	—	(2)
Macro hedge program	247	(359)	—	(1)	—	—	—	—	(113)
Total freestanding derivatives [5]	220	(365)	—	(1)	31	—	—	—	(115)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	(80)	134	—	—	(49)	—	—	—	5
Total other policyholder funds andbenefits payable	(80)	134	—	—	(49)	—	—	—	5
Total liabilities	$140	$(231)	$—	$(1)	$(18)	$—	$—	$—	$(110)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of June 1, 2018 to December 31, 2018 (Successor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of June 1, 2018	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2018
Assets
Fixed maturities, AFS
ABS	$12	$—	$—	$20	$(1)	$(4)	$1	$(26)	$2
CLOs	65	—	(1)	142	(3)	(7)	—	(119)	77
CMBS	17	—	—	42	(1)	(1)	—	(16)	41
Corporate	451	(6)	(7)	17	(2)	(33)	6	(99)	327
Municipal	24	—	—	—	—	(12)	—	(12)	—
RMBS	617	—	(1)	38	(71)	(117)	—	(23)	443
Total fixed maturities, AFS	1,186	(6)	(9)	259	(78)	(174)	7	(295)	890
Equity securities, at fair value	42	1	—	4	—	(1)	—	—	46
Freestanding derivatives
Interest rate	(27)	—	—	—	—	—	—	—	(27)
GMWB hedging instruments	17	28	—	—	—	—	—	—	45
Macro hedge program	(5)	156	—	41	55	—	—	—	247
Total freestanding derivatives [5]	(15)	184	—	41	55	—	—	—	265
Reinsurance recoverable for GMWB	22	10	—	—	8	—	—	—	40
Separate accounts	55	—	—	45	—	(7)	6	(59)	40
Total assets	$1,290	$189	$(9)	$349	$(15)	$(182)	$13	$(354)	$1,281
(Liabilities)
Other policyholder funds and benefits payable

Guaranteed withdrawal benefits

(21

)

(25

)

—

—

(34

)

—

—

—

(80

)

Total other policyholder funds and benefits payable

(21

)

(25

)

—

—

(34

)

—

—

—

(80

)

Total liabilities

$

(21

)

$

(25

)

$

—

$

—

$

(34

)

$

—

$

—

$

—

$

(80

)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), for which the Company had used significant unobservable inputs (Level 3):

Fair Value Roll-forwards for Financial Instruments Classified as Level 3
		Total Realized/Unrealized Gains (Losses)
	Fair Value as of January 1, 2018	Included in Net Income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair Value as of December 31, 2018
Assets
Fixed maturities, AFS
ABS	$13	$—	$—	$6	$(1)	$—	$1	$(7)	$12
CLOs	73	—	—	5	—	(3)	—	(10)	65
CMBS	26	—	—	7	(1)	(15)	—	—	17
Corporate	443	2	(23)	47	(16)	(46)	64	(20)	451
Municipal	38	—	(1)	—	—	—	—	(13)	24
Foreign govt./govt. agencies	1	—	—	—	(1)	—	—	—	—
RMBS	692	—	(3)	35	(78)	(24)	—	(5)	617
Total fixed maturities, AFS	1,286	2	(27)	100	(97)	(88)	65	(55)	1,185
Equity securities, at fair value	46	10	—	—	—	(14)	—	—	42
Freestanding derivatives
Interest rate	(29)	2	—	—	—	—	—	—	(27)
GMWB hedging instruments	34	(15)	—	—	—	(2)	—	—	17
Macro hedge program	23	(28)	—	—	—	—	—	—	(5)
Total freestanding derivatives [5]	28	(41)	—	—	—	(2)	—	—	(15)
Reinsurance recoverable for GMWB	36	(19)	—	—	5	—	—	—	22
Separate accounts	185	—	—	34	—	(164)	22	(22)	55
Total assets	$1,581	$(48)	$(27)	$134	$(92)	$(268)	$87	$(77)	$1,290
(Liabilities)
Other policyholder funds and benefits payable

Guaranteed withdrawal benefits

(75

)

82

—

—

(28

)

—

—

—

(21

)

Total other policyholder funds and benefits payable

(75

)

82

—

—

(28

)

—

—

—

(21

Total liabilities

$

(75

)

$

$

—

$

—

$

(25

)

$

—

$

—

$

—

$

(21

)

[1]   The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]   Amounts in these columns are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[3]   All amounts are before income taxes and amortization.

[4]   Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]   Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported on the Consolidated Balance Sheets in other investments and other liabilities.

[6]   Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period [1] [2]

	Successor Company		Predecessor Company
	For the Year
	Ended	June 1, 2018 to	January 1,
	December 31,	December 31,	2018 to May
	2019	2018	31, 2018

Assets
Fixed maturities, AFS
Corporate	$(4)	$(6)	$2
Total fixed maturities, AFS	(4)	(6)	2
Equity securities, at fair value	(2)	—	—
Freestanding derivatives
Equity	(1)	—	—
Interest rate	(6)	1	(5)
GMWB hedging instruments	(35)	28	(17)
Macro hedge program	(359)	252	(26)
Total freestanding derivatives	(401)	281	(48)
Reinsurance recoverable for GMWB	(34)	10	(19)
Total assets	$(441)	$285	$(65)
(Liabilities)
Other policyholder funds and benefits payable
Guaranteed withdrawal benefits	$134	$(25)	$82
Total other policyholder funds and benefits payable	134	(25)	82
Total liabilities	$134	$(25)	$82

[1]   All amounts presented are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization.

[2]   Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

Changes in Unrealized Gains (Losses) included in OCI for Financial Instruments Classified as Level 3 Still Held at End of Period [1]

Successor Company
For the Year Ended December 31, 2019
Assets
Fixed maturities, AFS
CMBS	1
Corporate	17
RMBS	1
Total fixed maturities, AFS	19
Total assets	$19

[1]   Changes in unrealized gains (losses) on fixed maturities, AFS are reported in changes in net unrealized gain on securities on the Consolidated Statements of Comprehensive Income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fair Value Option

The Company has elected the fair value option for certain RMBS that contain embedded credit derivatives with underlying credit. These securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets and changes in the fair value of these securities are reported in net realized capital gains and losses.

As of December 31, 2019 and 2018 (Successor Company), the fair value of assets and liabilities using the fair value option was $6 and $12, respectively, within the residential real estate sector.

For the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company) and the period of January 1, 2018 to May 31, 2018 (Predecessor Company), there were no realized capital gains (losses) related to the fair value of assets using the fair value option. For the year ended December 31, 2017 (Predecessor Company), the income earned from FVO securities and the changes recorded in net realized capital gains (losses) were $1, related to equity securities.

Financial Assets and Liabilities Not Carried at Fair Value (Successor Company)

	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		December 31, 2019		December 31, 2018
Assets
Policy loans	Level 3	$1,467	$1,467	$1,441	$1,441
Mortgage loans	Level 3	$2,241	$2,331	$2,100	$2,125
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,049	$5,942	$6,186	$5,888
Assumed investment contracts [2]	Level 3	$1	$1	$185	$185

[1]    Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance. [2]   Included in other liabilities on the Consolidated Balance Sheets.

[2]   Included in other liabilities on the Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3  Investments

Net Investment Income

	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Fixed maturities [1]	$586	$343	$395	$995
Equity securities	6	9	4	9
Mortgage loans	92	49	54	124
Policy loans	84	48	32	79
Limited partnerships and other alternative investments	161	67	41	75
Other investments [2]	19	11	13	54
Investment expenses	(24)	(18)	(19)	(55)
Total net investment income	$924	$509	$520	$1,281

[1]   Includes net investment income on short-term investments.

[2]   Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Net Realized Capital Gains (Losses)

	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Gross gains on sales	$67	$12	$49	$226
Gross losses on sales	(18)	(38)	(112)	(58)
Equity securities [1]	2	(21)	2	—
Net other-than-temporary impairment (“OTTI”) losses recognized in earnings	(4)	(7)	—	(14)
Valuation allowances on mortgage loans	—	(5)	—	2
Results of variable annuity hedge program
GMWB derivatives, net	53	12	12	48
Macro hedge program	(418)	153	(36)	(260)
Total results of variable annuity hedge program	(365)	165	(24)	(212)
Transactional foreign currency revaluation	(4)	9	(6)	(1)
Non-qualifying foreign currency derivatives	(4)	(10)	7	(5)
Other, net [2]	51	37	(23)	2
Net realized capital gains (losses)	$(275)	$142	$(107)	$(60)

[1]    Effective January 1, 2018, with adoption of new accounting standards for equity securities, include all changes in fair value and trading gains and losses for equity securities at fair value.

[2]    Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $54 for the year ended December 31, 2019 (Successor Company), $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company), and $0 for the year ended December 31, 2017 (Predecessor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Sales of AFS Securities

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018	January 1,	Ended
	December 31,	to December	2018 to May	December 31,
	2019	31, 2018	31, 2018	2017
Fixed maturities, AFS
Sale proceeds	$2,541	$2,523	$3,523	$7,979
Gross gains	67	12	45	211
Gross losses	(16)	(37)	(47)	(56)
Equity securities, AFS
Sale proceeds				$203
Gross gains				13
Gross losses				(1)

Sales of AFS securities in 2019 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

The net unrealized gain (loss) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 (Successor Company), was $(2) for the year ended December 31, 2019 (Successor Company), $(14) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(3) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company). Prior to January 1, 2018, changes in net unrealized gains (losses) were included in AOCI.

Recognition and Presentation of Other-Than-Temporary Impairments

The Company will record an OTTI for fixed maturities if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.

The Company will also record an OTTI for those fixed maturities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.

The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company’s considerations include, but are not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.

For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.

For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value (“LTV”) ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

Prior to January 1, 2018, the Company recorded an OTTI for certain equity securities with debt-like characteristics if the Company intended to sell or it was more likely than not that the Company was required to sell the security before a recovery in value as well as for those equity securities for which the Company did not expect to recover the entire amortized cost

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

basis. The Company also recorded an OTTI for equity securities where the decline in the fair value was deemed to be other- than-temporary. For further discussion of these policies, see Recognition and Presentation of Other-Than-Temporary Impairments within Note 3 - Investments of Notes to Consolidated Financial Statements included in the Company’s 2017 Form 10-K Annual Report (Predecessor Company).

Impairments in Earnings by Type
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Intent-to-sell impairments	$—	$1	$—	$—
Credit impairments	4	6	—	$14
Impairments on equity securities	—	—	—	—
Total impairments	$4	$7	$—	$14

Cumulative Credit Impairments
	Successor Company		Predecessor Company
(Before tax)	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Balance as of beginning of period	$(6)	$—	$(88)	$(170)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	$(4)	(6)	—	(1)
Securities previously impaired	—	—	—	(13)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	$6	—	17	82
Securities due to an increase in expected cash flows	—	—	1	14
Balance as of end of period	$(4)	$(6)	$(70)	$(88)

[1]    These additions are included in the net OTTI losses recognized in earnings on the Consolidated Statements of Operations.

Available-for-Sale Securities

AFS Securities by Type
	Successor Company
	December 31, 2019					December 31, 2018
	Cost or Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [2]	Cost or Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [2]
ABS	$291	$4	$—	$295	$—	$514	$2	$—	$516	$—
CLOs	1,150	6	(6)	1,150	—	971	5	(13)	963	—
CMBS	1,331	65	(3)	1,391	—	1,409	8	(7)	1,407	—
Corporate	7,403	696	(7)	8,121	—	7,860	19	(236)	7,678	(1)
Foreign govt./govt. agencies	382	30	(1)	409	—	383	3	(6)	377	—
Municipal	705	56	—	761	—	738	5	(10)	734	—
RMBS	853	16	(1)	868	—	1,034	3	(4)	1,033	—
U.S. Treasuries	905	88	—	993	—	1,126	8	(3)	1,131	—
Total fixed maturities, AFS	$13,020	$961	$(18)	$13,988	$—	$14,035	$53	$(279)	$13,839	$(1)

[1]    The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

[2]    Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2019 and 2018 (Successor Company).

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company
	December 31, 2019		December 31, 2018
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$295	$300	$481	$479
Over one year through five years	1,260	1,297	1,508	1,501
Over five years through ten years	1,824	1,951	1,807	1,783
Over ten years	6,016	6,736	6,311	6,157
Subtotal	9,395	10,284	10,107	9,920
Mortgage-backed and asset-backed securities	3,625	3,704	3,928	3,919
Total fixed maturities, AFS	$13,020	$13,988	$14,035	$13,839

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company’s stockholder’s equity, other than the U.S. government and certain U.S. government agencies as of December 31, 2019 or 2018 (Successor Company). As of December 31, 2019 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the IBM Corporation, Walt Disney Company, and the Microsoft Corporation, which each comprised less than 1% of total invested assets. As of December 31, 2018 (Successor Company), other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were CVS Health Corporation, Microsoft Corporation, and HSBC Holdings PLC, which each comprised less than 1% of total invested assets.

The Company’s three largest exposures by sector as of December 31, 2019 (Successor Company), were utilities, CMBS, and financial services which comprised approximately 7%, 7% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2018 (Successor Company) were utilities, financial services, and CMBS which comprised approximately 8%, 7%, and 7%, respectively, of total invested assets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2019
	Successor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses
ABS	$51	$51	$—	$14	$14	$—	$65	$65	$—
CLOs	189	188	(1)	647	642	(5)	836	830	(6)
CMBS	95	93	(2)	10	9	(1)	105	102	(3)
Corporate	147	144	(3)	180	176	(4)	327	320	(7)
Foreign govt./govt. agencies	5	5	—	31	30	(1)	36	35	(1)
Municipal	51	51	—	—	—	—	51	51	—
RMBS	80	80	—	88	87	(1)	168	167	(1)
U.S. Treasuries	13	13	—	—	—	—	13	13	—
Total fixed maturities, AFS in an unrealized loss position	$631	$625	$(6)	$970	$958	$(12)	$1,601	$1,583	$(18)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2018
	Successor Company
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses	Amortized Cost [1]	Fair Value	Unrealized Losses
ABS	$179	$179	$—	$—	$—	$—	$179	$179	$—
CLOs	887	874	(13)	—	—	—	887	874	(13)
CMBS	762	754	(7)	—	—	—	762	754	(7)
Corporate	6,748	6,549	(236)	—	—	—	6,748	6,549	(236)
Foreign govt./govt. agencies	218	212	(6)	—	—	—	218	212	(6)
Municipal	490	480	(10)	—	—	—	490	480	(10)
RMBS	727	723	(4)	—	—	—	727	723	(4)
U.S. Treasuries	619	616	(3)	—	—	—	619	616	(3)
Total fixed maturities, AFS in an unrealized loss position	$10,630	$10,387	$(279)	$—	$—	$—	$10,630	$10,387	$(279)

[1]    The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.

As of December 31, 2019 (Successor Company), AFS securities in an unrealized loss position consisted of 356 securities, primarily in the corporate and CLO sectors, which were depressed primarily due widening of credit spreads since the securities were purchased. As of December 31, 2019 (Successor Company), 98% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2019 was primarily attributable to lower interest rates and tighter credit spreads. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

Mortgage Loans

Mortgage Loan Valuation Allowances

Mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property- specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition,  the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower’s ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan’s estimated value is most frequently the Company’s share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The Company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

As of December 31, 2019 (Successor Company), commercial mortgage loans had an amortized cost and carrying value of $2.2 billion, with no valuation allowance. As of December 31, 2018 (Successor Company), commercial mortgage loans had an amortized cost and carrying value of $2.1 billion, with a valuation allowance of $(5). Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2019 (Successor Company) there were no mortgage loans that had a valuation allowance. As of December 31, 2018 (Successor Company), the carrying value of mortgage loans that had a valuation allowance was $23. There were no mortgage loans held-for-sale as of December 31, 2019 or December 31, 2018 (Successor Company). As of December 31, 2019 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity
	Successor Company		Predecessor Company
	For the Year	June 1, 2018		For the Year
	Ended	to	January 1,	Ended
	December	December	2018 to May	December
	31, 2019	31, 2018	1, 2018	31, 2017
Balance as of January 1	$(5)	$—	$—	$(19)
Reversals/(Additions)	—	(6)	—	(1)
Deductions	5	1	—	20
Balance as of December 31	$—	$(5)	$—	$—

The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 51% as of December 31, 2019 (Successor Company), while the weighted-average LTV ratio at origination of these loans was 62%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property’s net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. As of December 31, 2019 and 2018 (Successor Company), the Company held no delinquent commercial mortgages loan past due by 90 days or more.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Commercial Mortgage Loans Credit Quality
	Successor Company
	December 31, 2019		December 31, 2018
		Avg. Debt-Service		Avg. Debt-Service
Loan-to-value	Carrying Value	Coverage Ratio	Carrying Value	Coverage Ratio
65% - 80%	269	1.74x	340	1.78x
Less than 65%	1,972	2.44x	1,760	2.48x
Total mortgage loans	$2,241	2.36x	$2,100	2.36x

Mortgage Loans by Region
	Successor Company
	December 31, 2019		December 31, 2018
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$67	3.0%	$56	2.7%
East South Central	19	0.9%	19	0.9%
Middle Atlantic	204	9.1%	131	6.2%
Mountain	75	3.3%	51	2.4%
New England	85	3.8%	79	3.7%
Pacific	646	28.8%	684	32.6%
South Atlantic	510	22.8%	457	21.8%
West South Central	209	9.3%	226	10.8%
Other [1]	426	19.0%	397	18.9%
Total mortgage loans	$2,241	100%	$2,100	100%

[1]   Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2019		December 31, 2018
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$603	26.9%	$580	27.6%
Lodging	24	1.1%	24	1.1%
Multifamily	576	25.7%	518	24.7%
Office	471	21.0%	478	22.8%
Retail	398	17.8%	286	13.6%
Single Family	120	5.3%	86	4.1%
Other	49	2.2%	128	6.1%
Total mortgage loans	$2,241	100%	$2,100	100%

Variable Interest Entities

The Company is engaged with various special purpose entities and other entities that are deemed to be variable interest entities (“VIEs”) primarily as an investor through normal investment activities.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such   as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE on the Company’s Consolidated Financial Statements. As of December 31, 2019 and 2018 (Successor Company), the Company did not hold any VIEs for which it was the primary beneficiary.

Non-Consolidated VIEs

The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2019 and 2018 (Successor Company) is limited to the total carrying value of $914 and $849, respectively, which are included in limited partnerships and other alternative investments on the Company’s Consolidated Balance Sheets. As of December 31, 2019 and 2018 (Successor Company), the Company had outstanding commitments totaling $474 and $474, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CLOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, on the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

Securities Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.

Securities Lending

Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/ government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Consolidated Statements of Operations.

Repurchase Agreements

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company’s current positions do not meet the specific conditions for net presentation.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company’s Consolidated Balance Sheets.

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing. The receivable for reverse repurchase agreements is included within short-term investments on the Company’s Consolidated Balance Sheets.

Securities Lending and Repurchase Agreements
	Successor Company
	December 31, 2019	December 31, 2018
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of associated liability for collateral received [1]	$—	$284
Gross amount of securities on loan	$—	$277

Repurchase agreements:
Gross amount of collateral pledged related to repurchase agreements [2]	$273	$190
Gross amount of recognized liabilities for repurchase agreements	$269	$186
Gross amount of recognized receivables for reverse repurchase agreements [3]	$10	$25

[1]           Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included on the Consolidated Balance Sheets. Amount includes additional securities collateral received of $0 and $1 which are excluded from the Company’s Consolidated Balance Sheets as of December 31, 2019 and 2018 (Successor Company), respectively.

[2]           Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company’s Consolidated Balance Sheets.

[3]           Collateral received is included within short-term investments on the Company’s Consolidated Balance Sheets.

Other Collateral Transactions

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2019 and 2018 (Successor Company), the fair value of securities on deposit was $24 and $23, respectively.

For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.

Equity Method Investments

The majority of the Company’s investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company recognized total equity method income of $161 for the period ended December 31, 2019, $67 for the period June 1, 2018 to December 31, 2018 (Successor Company), $41 for the period January 1, 2018 to May 31, 2018 (Predecessor Company), and $75 for the period ended December 31, 2017 (Predecessor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2019 (Successor Company) is limited to the total carrying value of $939. In addition, the Company has outstanding commitments totaling approximately $476, to fund limited partnership and other alternative investments as of December 31, 2019 (Successor Company). The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2019, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Company invested totaled $140.4 billion and $132.7 billion as of December 31, 2019 and 2018 (Successor Company), respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $25.5 billion and $28.6 billion as of December 31, 2019 and 2018 (Successor Company), respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $405, $653 and $1.8 billion for the years ended December 31, 2019 (Successor Company), 2018 (Successor Company) and 2017 (Predecessor Company), respectively. Aggregate net income excluding net investment income of the limited partnerships in which the Company invested totaled $10.2 billion, $8.9 billion, and $8.1 billion for the years ended December 31, 2019 (Successor Company), 2018 (Successor Company) and 2017 (Predecessor Company), respectively. As of, and for the year ended, December 31, 2019 (Successor Company), the aggregated summarized financial data reflects the latest available financial information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIE

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.            Derivatives

Derivative Instruments

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

Strategies that Qualify for Hedge Accounting

Some of the Company’s derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. As a result of pushdown accounting, derivative instruments that previously qualified for hedge accounting were de-designated and recorded at fair value through adjustments to additional paid in capital at the acquisition date. The hedge strategies by hedge accounting designation include:

Cash Flow Hedges

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

Non-qualifying Strategies

Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company’s variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:

Interest Rate Swaps, Swaptions, and Futures

The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of both December 31, 2019 and 2018 (Successor Company), the notional amount of interest rate swaps in offsetting relationships was $1.3 billion and $1.5 billion, respectively.

Foreign Currency Swaps and Forwards

The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency- denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash.

Fixed Payout Annuity Hedge

The Company previously had obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company had in place swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments. The last swap matured on October 31, 2019.

Credit Contracts

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIE

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.            Derivatives (continued)

the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

Equity Index Swaps and Options

The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio.

GMWB Derivatives, net

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.

The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Successor Company
	Notional Amount		Fair Value
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Customized swaps	$3,938	$3,877	$34	$71
Equity swaps, options, and futures	855	776	(2)	(25)
Interest rate swaps and futures	2,189	3,140	41	25
Total	$6,982	$7,793	$73	$71

Macro Hedge Program

The Company utilizes equity swaps, options, and futures as well as interest rate swaps to provide protection against the statutory tail scenario risk to the Company’s statutory surplus arising from higher GMWB and guaranteed minimum death benefits (“GMDB”) claims as well as lower variable annuity fee revenue. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.

Modified Coinsurance Reinsurance Contracts

As of December 31, 2019 and 2018 (Successor Company), the Company had approximately $819 and $798, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

Derivative Balance Sheet Classification

For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIE

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.            Derivatives (continued)

the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative    for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section of Note 2

- Fair Value Measurements in Notes to Consolidated Financial Statements.

Successor Company
	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
Hedge Designation/ Derivative Type	2019	2018	2019	2018	2019	2018	2019	2018
Cash flow hedges
Foreign currency swaps	$10	$—	$—	$—	$—	$—	$—	$—
Total cash flow hedges	10	—	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,082	3,152	(39)	(101)	11	38	(50)	(139)
Foreign exchange contracts
Foreign currency swaps and forwards	225	225	(7)	(9)	9	7	(16)	(16)
Fixed payout annuity hedge	—	270	—	(82)	—	—	—	(82)
Credit contracts
Credit derivatives that purchase credit protection	40	45	(1)	(1)	—	—	(1)	(1)
Credit derivatives that assume credit risk [1]	—	372	—	3	—	3	—	—
Credit derivatives in offsetting positions	—	43	—	—	—	5	—	(5)
Equity contracts
Equity index swaps and options	2,000	—	—	—	—	—	—	—
Variable annuity hedge program
GMWB product derivatives [2]	8,717	9,957	5	(80)	23	—	(18)	(80)
GMWB reinsurance contracts	1,869	2,115	17	40	17	40	—	—
GMWB hedging instruments	6,982	7,793	73	71	89	114	(16)	(43)
Macro hedge program	19,879	10,765	(114)	247	98	288	(212)	(41)
Other
Modified coinsurance reinsurance contracts	819	798	(43)	12	—	12	(43)	—
Total non-qualifying strategies	43,613	35,535	(109)	100	247	507	(356)	(407)
Total cash flow hedges and non-qualifying strategies	$43,623	$35,535	$(109)	$100	$247	$507	$(356)	$(407)
Balance Sheet Location
Fixed maturities, available-for-sale	$43	$41	$—	$—	$—	$—	$—	$—
Other investments	5,779	11,000	72	212	83	248	(11)	(36)
Other liabilities	26,396	11,623	(160)	(84)	124	207	(284)	(291)
Reinsurance recoverables	2,688	2,914	(26)	52	17	52	(43)	—
Other policyholder funds and benefits payable	8,717	9,957	5	(80)	23	—	(18)	(80)
Total derivatives	$43,623	$35,535	$(109)	$100	$247	$507	$(356)	$(407)

[1]           The derivative instruments related to this strategy are held for other investment purposes.

[2]           These derivatives are embedded within liabilities and are not held for risk management purposes.

Offsetting of Derivative Assets/Liabilities

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset on the Company’s Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
					Collateral Disallowed
					for Offset on the
			Net Amounts Presented on the		Statement of Financial
			Statement of Financial Position		Position

	Gross Amounts of	Gross Amounts Offset on the		Accrued Interest and Cash
	Recognized	Statement of	Derivative	Collateral
	Assets	Financial	Assets [1]	(Received) [3]	Financial Collateral
	(Liabilities)	Position	(Liabilities) [2]	Pledged [2]	(Received) Pledged [4]	Net Amount
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—
As of December 31, 2018
Other investments	$455	$352	$212	$(109)	$65	$38
Other liabilities	(327)	(147)	(84)	(96)	(178)	(2)

[1]           Included in other invested assets on the Company’s Consolidated Balance Sheets.

[2]           Included in other liabilities on the Company’s Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]         Included in other investments on the Company’s Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]           Excludes collateral associated with exchange-traded derivative instruments.

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Interest rate swaps	$—	$—	$(17)	$(13)
Foreign currency swaps	—	—	—	4
Total	$—	$—	$(17)	$(9)

Derivatives in Cash Flow Hedging Relationships (Successor Company)
Gain or (Loss) Reclassified from AOCI into Income
	For the Year Ended December 31, 2019		June 1, 2018 to December 31, 2018
	Net Capital Gain/(Loss)	Net Investment Income	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	—	—	—	—
Foreign currency swaps	—	—	—	—
Total	$—	$—	$—	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivatives in Cash Flow Hedging Relationships (Predecessor Company)
	Gain or (Loss) Reclassified from AOCI into Income
	January 1, 2018 to May 31, 2018		For the Year Ended December 31, 2017
	Net Capital Gain/(Loss)	Net Investment Income	Net Capital Gain/(Loss)	Net Investment Income
Interest rate swaps	—	8	(8)	26
Foreign currency swaps	(2)	—	11	—
Total	$(2)	$8	$10	$26
Total Amounts Presented on the ConsolidatedStatement of Operations	$(107)	$520	$(60)	$1,281

For all periods presented, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

Non-qualifying Strategies

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies
Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	Successor Company		Predecessor Company
	For the Year	June 1,		For the Year
	Ended	2018 to	January 1,	Ended
	December	December	2018 to May	December
	31, 2019	31, 2018	31, 2018	31, 2017
Variable annuity hedge program
GMWB product derivatives	$134	$(25)	$82	$231
GMWB reinsurance contracts	(13)	1	(25)	(49)
GMWB hedging instruments	(68)	36	(45)	(134)
Macro hedge program	(418)	153	(36)	(260)
Total variable annuity hedge program	(365)	165	(24)	(212)
Foreign exchange contracts
Foreign currency swaps and forwards	—	2	(3)	(9)
Fixed payout annuity hedge	(4)	(15)	10	4
Total foreign exchange contracts	(4)	(13)	7	(5)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	103	23	(40)	4
Credit contracts
Credit derivatives that purchase credit protection	—	—	1	(12)
Credit derivatives that assume credit risk	7	(1)	(3)	18
Equity contracts
Equity index swaps and options	(1)	—	—	3
Other
Modified coinsurance reinsurance contracts	(55)	13	32	(13)
Total other non-qualifying derivatives	54	35	(10)	—
Total [1]	$(315)	$187	$(27)	$(217)

[1]           Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company’s investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2019 (Successor Company), the Company did not hold any credit derivatives that assume credit risk.

As of December 31, 2018 (Successor Company)
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative Type by Derivative Risk Exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$80	$1	4 years	Corporate Credit/Foreign Gov.	A	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	202	1	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	80	2	5 years	Corporate Credit	B+	—	—
Investment grade risk exposure	12	(1)	5 years	CMBS Credit	A-	2	—
Below investment grade risk exposure	19	(5)	Less than 1 Year	CMBS Credit	B-	19	5
Total [5]	$393	$(2)				$21	$5

[1]           The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]           Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]           The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]           Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]           Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

Derivative Collateral Arrangements

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2019 and 2018 (Successor Company), the Company pledged cash collateral with a fair value of $10 and $2, respectively, associated with derivative instruments. The collateral receivable has been recorded in other assets or other liabilities on the Company’s Consolidated Balance Sheets, as determined by the Company’s election to offset on the balance sheet. As of December 31, 2019 and 2018 (Successor Company), the Company also pledged securities collateral associated with derivative instruments with a fair value of $214 and $191, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties generally have the right to sell or re-pledge these securities. In addition, as of December 31, 2019 and 2018 (Successor Company), the Company has pledged initial margin of securities related to OTC-cleared and exchange traded derivatives with a fair value of $165 and $85, respectively.

As of December 31, 2019 and 2018 (Successor Company), the Company accepted cash collateral associated with derivative instruments of $188 and $402, respectively, which was invested and recorded on the Consolidated Balance

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company’s election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2019 and 2018 (Successor Company) with a fair value of $9 and $76, respectively, all of which the Company has the right to sell or repledge. As of December 31, 2019 (Successor Company), the Company has not repledged securities and did not sell any securities. The non-cash collateral accepted was held in separate custodial accounts and was not included on the Company’s Consolidated Balance Sheets.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance

The Company cedes insurance to unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.

Reinsurance Recoverables

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables
	Successor Company
	As of December	As of December
	31, 2019	31, 2018
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,534	$19,354
Commonwealth	8,147	8,969
Other reinsurers	1,143	1,241
Gross reinsurance recoverables	$28,824	$29,564

As of December 31, 2019 (Successor Company), the Company has reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company (“MassMutual”) and Prudential Financial, Inc. (“Prudential”) of approximately $8.1 billion, $8.0 billion and $11.5 billion, respectively. As of December 31, 2018 (Successor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $9.0 billion, $8.1 billion and $11.3 billion, respectively. The Company’s obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust.

No allowance for uncollectible reinsurance is required as of December 31, 2019 (Successor Company) and December 31, 2018 (Successor Company). The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. Although management has determined that no allowance is required at this time, the Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers.

Insurance Revenues

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018 to	January 1,	Ended
	December 31,	December 31,	2018 to May	December 31,
	2019	2018	31, 2018	2017
Gross earned premiums, fee income and other	$2,375	$1,439	$1,059	$2,434
Reinsurance assumed	115	66	48	116
Reinsurance ceded	(1,627)	(972)	(684)	(1,539)
Net earned premiums, fee income and other	$863	$533	$423	$1,011

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1.4 billion for the years ended December 31, 2019 (Successor Company), $731 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $546 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $1.2 billion for the year ended December 31, 2017 (Predecessor Company), respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

6. Deferred Policy Acquisition Costs and Value of Business Acquired

Changes in the DAC Balance [1]

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018	January 1,	Ended
	December 31,	to December	2018 to May	December 31,
	2019	31, 2018	31, 2018	2017
Balance, beginning of period	$—	$—	$405	$463
Deferred costs	—	—	1	2
Amortization — DAC	—	—	(13)	(51)
Amortization — Unlock benefit (charge), pre-tax	—	—	(3)	3
Adjustments to unrealized gains and losses on securities AFS and other	—	—	31	(12)
Balance, end of period	$—	$—	$421	$405

[1]           Effective with the application of pushdown accounting on May 31, 2018, the Company eliminated its DAC balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

Changes in the VOBA Balance [1]

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018	January 1,	Ended
	December 31,	to December	2018 to May	December 31,
	2019	31, 2018	31, 2018	2017
Balance, beginning of period	$716	$805	$—	$—
Amortization — VOBA [2]	25	(80)	—	—
Amortization — Unlock benefit (charge), pre-tax	—	(19)	—	—
Adjustments to unrealized gains and losses on securities AFS and other	(45)	10	—	—
Balance, end of period	$696	$716	$—	$—

[1]   Effective with the application of pushdown accounting on May 31, 2018, the Company established its VOBA balance through a pushdown accounting adjustment. Please see Note 1, Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements for further discussion of pushdown accounting.

[2]  Macro hedge losses more than offset actual gross profits (“AGPs”), generating negative amortization.

Expected Amortization of VOBA
Successor Company
Years	Expected Amortization
2020	$42
2021	$52
2022	$45
2023	$41
2024	$37

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits Successor Company
Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2019	$462	$3,276	$14,585	$18,323
Incurred [3]	78	419	566	1,063
Paid	(90)	(4)	(827)	(921)
Liability balance as of December 31, 2019	$450	$3,691	$14,324	$18,465
Reinsurance recoverable asset as of January 1, 2019	$284	$3,276	$4,972	$8,532
Incurred [3]	57	419	163	639
Paid	(72)	(4)	(292)	(368)
Reinsurance recoverable asset as of December 31, 2019	$269	$3,691	$4,843	$8,803

Successor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of June 1, 2018 [4]	$471	$3,057	$14,529	$18,057
Incurred [3]	48	250	566	864
Paid	(57)	(31)	(510)	(598)
Liability balance as of December 31, 2018	$462	$3,276	$14,585	$18,323
Reinsurance recoverable asset as of June 1, 2018 [4]	$294	$3,057	$1,964	$5,315
Incurred [3]	36	250	3,192	3,478
Paid	(46)	(31)	(184)	(261)
Reinsurance recoverable asset as of December 31, 2018	$284	$3,276	$4,972	$8,532

Predecessor Company
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2018	$873	$2,940	$10,669	$14,482
Incurred [3]	56	117	229	402
Paid	(45)	—	(326)	(371)
Change in unrealized investment gains and losses	—	—	(205)	(205)
Liability balance as of May 31, 2018	$884	$3,057	$10,367	$14,308
Reinsurance recoverable asset, as of January 1, 2018	$464	$2,940	$1,742	$5,146
Incurred [3]	36	117	(25)	128
Paid	(37)	—	(24)	(61)
Reinsurance recoverable asset, as of May 31, 2018	$463	$3,057	$1,693	$5,213

[1]           These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]           Represents life-contingent reserves for which the company is subject to insurance and investment risk.

[3]           Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

[4]           For additional information regarding the June 1, 2018 valuations and a discussion of pushdown accounting, please see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2019 (Successor Company)
	Account Value (“AV”) [9]	Net amount at Risk (“NAR”) [10]	Retained Net Amount at Risk (“RNAR”) [10]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$12,269	$1,657	$246	73
With 5% rollup [2]	917	91	29	74
With earnings protection benefit rider (“EPB”) [3]	3,109	521	79	73
With 5% rollup & EPB	431	100	23	75
Total MAV	16,726	2,369	377
Asset protection benefit (“APB”) [4]	8,247	56	37	71
Lifetime income benefit (“LIB”) – death benefit [5]	368	3	3	73
Reset [6] (5-7 years)	2,329	7	6	71
Return of premium (“ROP”) /other [7]	5,695	51	49	73
Variable annuity without GMDB [8]	2,252	—	—	70
Subtotal variable annuity [11]	$35,617	$2,486	$472	73
Less: general account value	3,184
Subtotal variable annuity separate account liabilities	32,433
Separate account liabilities - other	72,142
Total separate account liabilities	$104,575

[1]           MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]           Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]           EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]           APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]           LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]           Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]           ROP GMDB is the greater of current AV and net premiums paid.

[8]           Includes account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

[9]           AV includes the contract holder’s investment in the separate account and the general account.

[10]    NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[11]    Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $5.1 billion of total account value and weighted average attained age of 74 years. There is no NAR or retained NAR related to these contracts.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
	Successor Company
Asset Type	December 31, 2019	December 31, 2018
Equity securities (including mutual funds)	$31,114	$28,953
Cash and cash equivalents [1]	1,319	1,286
Total [2]	$32,433	$30,239

[1]           Represents an allocation of the portfolio holdings.

[2]           Includes $2.3 billion and $1.8 billion of account value as of December 31, 2019 and 2018 (Successor Company) for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

As of December 31, 2019 and 2018 (Successor Company), approximately 21% and 20%, respectively, of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 79% and 80%, respectively, were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Other Intangible Assets

Other Intangible Assets (Successor Company)
As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Expected Life
Amortizing intangible assets [1]	$29	$9	$20	5
Total indefinite lived intangible assets [2]	26	—	26	—
Total other intangible assets	$55	$9	$46	5

[1]   Consist of internally developed software

[2]   Consist of state insurance licenses

There have been no additions, renewals or extension since December 31, 2018 (Successor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2020	$6
2021	$6
2022	$6
2023	$2
2024	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Debt

Collateralized Advances

The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the Company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The Connecticut Insurance Department (“CTDOI”) will permit the Company to pledge up to approximately $1 billion in qualifying assets to secure FHLBB advances for 2020. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2019, the Company had no advances outstanding under the FHLBB facility.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Income Taxes

The provision (benefit) for income taxes consists of the following:

	Successor Company		Predecessor Company
	For the Year			For the Year
	Ended	June 1, 2018	January 1	Ended
	December 31,	to December	2018 to May	December 31,
Income Tax Expense (Benefit)	2019	31, 2018	31, 2018	2017
Current - U.S. Federal	$(8)	$(15)	$1	$4
Deferred - U.S. Federal	52	74	6	418
Total income tax expense	$44	$59	$7	$422

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities.

Components of Deferred Tax Assets (Liabilities)
	Successor Company
	As of December 31,
	2019	2018
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$60	$40
Unearned premium reserve and other underwriting related reserves	4	4
VOBA and reserves	557	538
Net operating loss carryover	166	206
Employee benefits	4	4
Foreign tax credit carryover	13	6
Net unrealized loss on investments	—	48
Deferred reinsurance gain	210	224
Other	15	12
Total deferred tax assets	1,029	1,082
Deferred Tax Liabilities
Investment related items	(150)	(113)
Net unrealized gain on investments	(198)	—
Total deferred tax liabilities	(348)	(113)
Net deferred tax assets	$681	$969

The federal audits for the Company have been completed through 2013 and the Company is not currently under examination for any open years. The statute of limitations is closed through the 2015 tax year with the exception of NOL carryforwards utilized in open tax years. Management believes that adequate provision has been made on the consolidated financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. For periods ending December 31, 2019 and 2018 (Successor Company), the Company had no reserves for uncertain tax positions. At December 31, 2019 and 2018 (Successor Company), there was no unrecognized tax benefit that if recognized would affect the effective tax rate and that is reasonably possible of significantly increasing or decreasing within the next 12 months.

The Company classifies interest and penalties (if applicable) as income tax expense on the consolidated financial statements. The Company recognized no interest expense for the year ended December 31, 2019 (Successor Company), the period of June 1, 2018 to December 31, 2018 (Successor Company), the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and for the year ended December 31, 2017 (Predecessor Company). The Company had no interest payable as of December 31, 2019 and 2018 (Successor Company). The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not recorded any accrual for penalties.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10.    Income Taxes (continued)

The application of purchase and pushdown accounting resulted in market value adjustments to the Company’s assets and liabilities, which resulted in a corresponding increase in the Company’s deferred tax asset. For further information, see Note 1- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:

Net Operating Loss Carryover

As of December 31, 2019 and 2018 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to net operating losses of $790 and $982, respectively. The totals include U.S. losses that were generated prior to 2017 of $437 and $596, respectively. The losses are subject to limits on the period for which they can be carried forward. If not utilized, these losses will expire from 2027-2030. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income. The December 31, 2019 and 2018 (Successor Company) totals include U.S. losses of $353 and $386, respectively, primarily due to the Commonwealth Annuity Reinsurance Agreement. These losses do not expire, but their utilization in any carryforward year is limited to 80% of taxable income in that year.

Given the continued decline of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened, and given the Company’s expected future earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company’s estimate of the likely realization may change over time.

Foreign Tax Credit Carryover

As of December 31, 2019 and 2018 (Successor Company), the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryovers of $13 and $6 respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Tax provision at the U.S. federal statutory rate	$86	$98	$21	$132
Dividends received deduction (“DRD”)	(34)	(37)	(12)	(102)
Foreign related investments	(7)	(4)	(3)	(7)
Tax reform	—	—	(2)	396
Other	(1)	2	3	3
Provision for income taxes	$44	$59	$7	$422

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.    Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

Litigation

The Company is involved in claims litigation arising in the ordinary course of business with respect to life and annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

Lease Commitments

The rent paid to Hartford Fire Insurance Company (“Hartford Fire”) for operating leases was $2 for the year ended December 31, 2019 (Successor Company), $1 for the period of June 1, 2018 to December 31, 2018 (Successor Company), $1 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and $2 for the year ended December 31, 2017 (Predecessor Company).

Future Minimum Lease Payments (Successor Company)
2020	$2
2021	1
2022	1
2023	1
2024	1
Thereafter	—
Total minimum lease payments	$6

Unfunded Commitments

As of December 31, 2019 (Successor Company), the Company has outstanding commitments totaling $594, of which $476 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during  the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 of the outstanding commitments are related to various funding obligations associated with private debt and equity securities. The remaining outstanding commitments of $91 relate to mortgage loans. Of the $594 in total outstanding commitments, $28 are related to mortgage loan commitments which the Company can cancel unconditionally.

Guaranty Fund and Other Insurance-related Assessments

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.    Commitments and Contingencies (continued)

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities on the Consolidated Balance Sheets. As of December 31, 2019 and 2018 (Successor Company) the liability balance was $8. As of December 31, 2019 and 2018 (Successor Company) amounts related to premium tax offsets of $2 and $4, respectively, were included in other assets.

Derivative Commitments

Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies or risked based capital (“RBC”) tests, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2019 (Successor Company) is $211. Of this $211, the legal entities have posted collateral of $216, which is inclusive of initial margin requirements in the normal course of business. In addition, the Company has posted collateral of $22 associated with a customized GMWB derivative. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12.    Transactions with Related Parties

Parent Company Transactions (Successor Company)

As of December 31, 2019 and 2018, the Company had no direct employees as we are managed by TLI, the Company’s parent, pursuant to an Intercompany Services and Cost Allocation Agreement effective as of June 1, 2018 (the “Management Agreement”) between the Company, TLI and other Company affiliates. Pursuant to the Management Agreement, the parties provide a variety of operating services to each other to conduct their day to day business, including employee compensation and management services. Expenses incurred by TLI in providing these services are reimbursed by the Company based on TLI’s actual cost incurred.

For information related to capital contributions to the parent company, see the Dividends section of Note 13 - Statutory Results of Notes to Consolidated Financial Statements.

Parent Company Transactions (Predecessor Company)

Prior to the sale of the Company, substantially all general insurance expenses related to the Company are initially paid by The Hartford. Expenses were allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.

Reinsurance Ceded to Affiliates (Predecessor Company)

The Company maintained a reinsurance agreement with Hartford Life and Accident Insurance Company (“HLA”) whereby the Company ceded both group life and group accident and health risk business. Under this agreement, the Company ceded group life premiums of $9 and $27 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company), respectively. The Company also ceded accident and health premiums of $25 and $70 for the period of January 1, 2018 to May 31, 2018 (Predecessor Company) and the year ended December 31, 2017 (Predecessor Company), respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13.    Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition and value of business acquired costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as “statutory capital”.

Statutory Net Income (Loss)
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Combined statutory net income (loss)	$488	$(126)	$181	$369

Statutory Capital
	Successor Company
	As of December 31,
	2019	2018
Statutory capital [1]	$3,194	$3,713

[1]   The Company relies upon a prescribed practice allowed by Connecticut state laws that allow the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. The benefit from this prescribed practice was approximately $37 and $135 as of December 31, 2019 and 2018 (Successor Company), respectively.

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income (loss) above represents the total statutory net income (loss) of the Company, and its other insurance subsidiaries.

Regulatory Capital Requirements

The Company’s U.S. insurance companies’ states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company’s capital is determined by the ratio of a company’s TAC to its Company Action Level, known as the “RBC ratio”. The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by  the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2019 (Successor Company) and 2018 (Successor Company). The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Statutory Results (continued)

Dividends

Dividends to the Company from its insurance subsidiaries and dividends from the Company to its parent are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company. As a condition of the sale, Talcott Resolution Life Insurance Company and its affiliates are required to gain pre- approval from the state insurance commissioner for any dividends, regardless of size, through May 31, 2020.

On September 16, 2019, TL received a $250 dividend from its subsidiary Talcott Resolution Life and Annuity Insurance Company (“TLA”). On the same date, TL subsequently declared and paid a $700 dividend to its parent, Talcott Resolution Life, Inc. (“TLI”).

After September 16, 2020, the Company is permitted to pay up to a maximum of $319 in dividends and the Company’s subsidiaries are permitted to pay up to a maximum of $410 in dividends without prior approval from the state insurance commissioner.

Prior to the close of the Talcott Resolution Sale Transaction, the Hartford Life Insurance Company (Predecessor Company) paid approximately $619 in dividends to its parent and subsequently to The Hartford. TL, formerly known as Hartford Life Insurance Company, contributed $309 and TLA, formerly known as Hartford Life and Annuity Insurance Company, contributed $308 including other intercompany transactions net settled between TL and The Hartford prior to closing.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2019 (Successor Company)
	Changes in
	Net	Net Gain on	Foreign
	Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$(173)	$—	$2	$(171)
OCI before reclassifications	927	—	(2)	925
Amounts reclassified from AOCI	(37)	—	—	(37)
OCI, net of tax	890	—	(2)	888
Ending balance	$717	$—	$—	$717

Changes in AOCI, Net of Tax for the Period of June 1, 2018 to December 31, 2018 (Successor Company)
	Changes in
	Net	Net Gain on	Foreign
	Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$—	$—	$—	$—
OCI before reclassifications	(198)	—	2	(196)
Amounts reclassified from AOCI	25	—	—	25
OCI, net of tax	(173)	—	2	(171)
Ending balance	$(173)	—	$2	$(171)

Changes in AOCI, Net of Tax for the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
	Changes in
	Net	Net Gain on	Foreign
	Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$1,022	$4	$(3)	$1,023
Cumulative effect of accounting changes, net of tax [1]	182	—	—	182
Adjusted balance, beginning of period	1,204	4	(3)	1,205
OCI before reclassifications	(432)	(13)	1	(444)
Amounts reclassified from AOCI	2	(5)	—	(3)
OCI, net of tax	(430)	(18)	1	(447)
Ending balance	$774	$(14)	$(2)	$758

[1]           Includes reclassification to retained earnings of $193 of stranded tax effects and $11 of net unrealized gains, after tax, related to equity securities. Refer to Note 1 - Basis of Presentation and Significant Accounting Policies for further information.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

14. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Year Ended December 31, 2017 (Predecessor Company)
	Changes in
	Net	Net Gain on	Foreign
	Unrealized	Cash Flow	Currency
	Gain on	Hedging	Translation	AOCI,
	Securities	Instruments	Adjustments	net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	428	(5)	—	423
Amounts reclassified from AOCI	(99)	(23)	—	(122)
OCI, net of tax	329	(28)	—	301
Ending balance	$1,022	$4	$(3)	$1,023

Reclassification from AOCI
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017	Affected Line Item on the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$47	$(32)	$(2)	$153	Net realized capital gains (losses)
	47	(32)	(2)	153	Income before income taxes
	10	(7)	—	54	Income tax expense
	$37	$(25)	$(2)	$99	Net income (loss)
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$—	$—	$—	$(1)	Net realized capital gains (losses)
Interest rate swaps	—	—	8	26	Net investment income
Foreign currency swaps	—	—	(2)	11	Net realized capital gains (losses)
	—	—	6	36	Income before income taxes
	—	—	1	13	Income tax expense
	$—	$—	$5	$23	Net income (loss)
Total amounts reclassified from AOCI	$37	$(25)	$3	$122	Net income (loss)

PART C

OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)

(a) Resolution of the board of directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(b) Resolution of the board of directors authorizing the re-designation of the Separate Account incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

	(2)	Not applicable.
	(3)	(a)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.
		(b)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.
	(4)	Form of Group Annuity Contract, filed herewith.
	(5)	Form of the Application incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.
	(6)	(a) Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.
(b) Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.
	(7)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.
	(8)	Fund Participation Agreements and Amendments
		(a)	The Dreyfus Corporation incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
		(b)	Fidelity Distributors Corporation incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
		(c)	Franklin Templeton Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
		(d)	Hartford Securities Distribution Company, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
(i) Amendment Nos. 1 and 2. Incorporated by reference to Post-Effective Amendment No. 54, to the Registration Statement File No. 333-72042, filed on September 22, 2015.
		(e)	Invesco — distributed by A I M Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
		(f)	Janus Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
		(g)	MFS Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
		(h)	Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
		(i)	American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
		(j)	Calvert Asset Management Company, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
		(k)	DWS Scudder Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
		(l)	HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
(9)

Opinion and Consent of Sadie R. Gordon, Lead Counsel, Registered Retirement Products & Mutual Funds, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Talcott Resolution Life Insurance Company Separate Account 11, filed herewith.

	(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, filed herewith.
(b) Consent of KPMG LLP, Independent Registered Public Accounting Firm, filed herewith.
	(11)	Not applicable.
	(12)	Not applicable.
	(26)	Organizational Chart, filed herewith.
	(99)	Copy of Power of Attorney, filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH TalcotT Resolution
Christopher B. Abreu	Vice President and Chief Actuary
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone* (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell* (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President, Chief Secretary and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (3)	Vice President
George Eknaian	Senior Vice President and Chief Risk Officer
Glenn Gadzik	Vice President and Actuary
Oliver M. Goldstein* (4)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Brion S. Johnson* (5)	Director
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Craig D. Morrow	Vice President
Emily R. Pollack* (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff* (6)	Director
Peter F. Sannizzaro*	President, Chief Executive Officer and Director
Manu Sareen (7)	Director
David I. Schamis* (8)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Samir Srivastava	Vice President and Chief Information Officer
Robert W. Stein* (9)	Director
Heath L. Watkin* (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306
(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022
(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125
(4)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165
(5)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155
(6)	Address: Safra, 546 5th Ave., 3rd Floor, New York., NY 10036
(7)	Address: Global Atlantic Re Ltd. 2nd Floor, Hamilton, Bermuda HM11
(8)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152
(9)	Address: 39 West 94th St., New York, NY 10025
(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

*   Denotes Board of Directors.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Filed herewith.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 15, 2020, there were 1,315 Contract Owners.

ITEM 28.  INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a  corporation may provide indemnification of, or advance expenses to, a  director, officer, employee or agent only as permitted by sections 33-770  to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible  by applicable law as then in effect, shall indemnify any individual who is  a party to any threatened, pending or completed action, suit or proceeding,  whether civil, criminal, administrative, arbitrative or investigative, and  whether formal or informal (each, a “Proceeding”) because such individual  is or was (i) a Director, or (ii) an officer or employee of the Corporation  (for purposes of the by-laws, each an “Officer”), against obligations to  pay judgments, settlements, penalties, fines or reasonable expenses  (including counsel fees) incurred in a Proceeding if such Director or  Officer: (l)(A) conducted him or herself in good faith; (B) reasonably  believed (i) in the case of conduct in such person’s official capacity,  which shall include service at the request of the Corporation as a  director, officer or fiduciary of a Covered Entity (as defined below), that  his or her conduct was in the best interests of the Corporation; and (ii)  in all other cases, that his or her conduct was at least not opposed to the  best interests of the Corporation; and (C) in the case of any criminal  proceeding, such person had no reasonable cause to believe his or her  conduct was unlawful; or (2) engaged in conduct for which broader  indemnification has been made permissible or obligatory under a provision  of the Corporation’s Certificate, in each case, as determined in accordance  with the procedures set forth in the by-laws. For purposes of the by-laws,  a “Covered Entity” shall mean another corporation, partnership, joint  venture, trust or other enterprise (including, without limitation, any  employee benefit plan) in respect of which such person is serving at the  request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act  of 1933 (the “Act”) may be permitted to directors, officers and controlling  persons of the registrant pursuant to the foregoing provisions, or  otherwise, the registrant has been advised that in the opinion of the  Securities and Exchange Commission such indemnification is against public  policy as expressed in the Act and is, therefore, unenforceable. In the  event that a claim for indemnification against such liabilities (other than  the payment by the registrant of expenses incurred or paid by a director,  officer or controlling person of the registrant in the successful defense  of any action, suit or proceeding) is asserted by such director, officer or  controlling person in connection with the securities being registered, the  registrant will, unless in the opinion of its counsel the matter has been  settled by controlling precedent, submit to a court of appropriate  jurisdiction the question whether such indemnification by it is against  public policy as expressed in the Act and will be governed by the final  adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)  MMLD acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
Derek Darley	Assistant Treasurer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Nathan L. Hall	Chief Financial Officer Treasurer	**
Teresa A. Hassara	Vice President	**
Aruna Hobbs	Vice President	**
Kevin LaComb	Assistant Treasurer	*
Paul LaPiana	Vice President	*
Mario Morton	Registration Manager	*
Alyssa O’Connor	Assistant Secretary	*
Todd Picken	Assistant Treasurer	*
Kelly Pirotta	AML Compliance Officer	*
Robert S. Rosenthal	Vice President, Chief Legal Officer and Secretary, and Executive Representative	*
Susan Scanlon	Chief Compliance Officer and Secondary FINRA Emergency Contact	*
Barbara Upton	Chief Compliance Officer and Secondary FINRA Emergency Contact, Assistant Vice President, Super Account Administrator, and Continuing Education Officer	**
Donna Champagne	Cash and Trading Supervisor and Assistant Treasurer	**
Eric H. Wietsma	Chief Executive Officer, President, and Primary FINRA Emergency Contact, Vice President, and Enfield CT OSJ Supervisor	**

*                 Address: 1295 State Street, Springfield, MA 01111-0001

**          Address: 100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company (“MassMutual”), as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         MassMutual, in its capacity as Administrator to Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Talcott Resolution.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 30th day of April, 2020.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY -

SEPARATE ACCOUNT ELEVEN

(Registrant)

By:	Peter F. Sannizzaro	*By:	/s/ Sadie R. Gordon
	Peter F. Sannizzaro		Sadie R. Gordon
	President and Chief Operating Officer		Attorney-In-Fact

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Depositor)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President and Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Peter F. Sannizzaro, President, Chief Operating Officer and Director*
Robert R. Siracusa, Chief Financial Officer		/s/ Peter F. Sannizzaro
Richard J. Carbone, Director*		Peter F. Sannizzaro
Henry Cornell, Director*		/s/ Robert R. Siracusa
Gilles M. Dellaert, Director*		Robert R. Siracusa
Oliver M. Goldstein, Director*	* By:	/s/ Sadie R. Gordon
Brion S. Johnson, Director*		Sadie R. Gordon, Attorney-in-Fact
Emily R. Pollack, Director*	Date:	April 30, 2020
Michael S. Rubinoff, Director*
David I. Schamis, Director*
Robert W. Stein, Director*
Heath L. Watkin, Director*

333-145655

EXHIBIT INDEX

(4)	Form of Group Annuity Contract
(9)

Opinion and Consent of Sadie R. Gordon, Lead Counsel, Registered Retirement Products & Mutual Funds, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Talcott Resolution Life Insurance Company Separate Account Eleven.

(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(b) Consent of KPMG, LLP, Independent Registered Public Accounting Firm.
(26)	Organizational Chart
(99)	Copy of Power of Attorney.